UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2022

Date of reporting period: November 1, 2021 through April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 13
Statements of Investments 17
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Statement of Cash Flows 54
Financial Highlights 55
Notes to Financial Statements 65
Supplemental Information 86
Management Information 91
Market Index Definitions 94
Glossary 99

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide Destination 2025 Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 45.2%
Fixed Income Funds 42.6%
Investment Contract 7.3%
Alternative Assets 5.0%
Repurchase Agreement 1.9%
Liabilities in excess of other assets (2.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 35.8%
Nationwide Multi-Cap Portfolio, Class R6 26.5%
Nationwide International Index Fund, Class R6 10.9%
Nationwide Contract 7.2%
Nationwide Amundi Strategic Income Fund, Class
R6 4.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.2%
iShares Core MSCI Emerging Markets ETF 3.4%
Nationwide Mid Cap Market Index Fund, Class R6 2.5%
iShares 20+ Year Treasury Bond ETF 1.8%
Nationwide Small Cap Index Fund, Class R6 1.0%
CF Secured, LLC 1.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Destination 2030 Fund
Asset Allocation
1
Equity Funds 59.2%
Fixed Income Funds 34.1%
Alternative Assets 3.6%
Investment Contract 3.2%
Repurchase Agreement 1.4%
Liabilities in excess of other assets (1.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 32.5%
Nationwide Bond Portfolio, Class R6 30.3%
Nationwide International Index Fund, Class R6 15.5%
iShares Core MSCI Emerging Markets ETF 4.7%
Nationwide Mid Cap Market Index Fund, Class R6 3.7%
Nationwide Amundi Strategic Income Fund, Class
R6 3.6%
Nationwide Contract 3.1%
Nationwide Small Cap Index Fund, Class R6 1.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.9%
iShares 20+ Year Treasury Bond ETF 1.4%
CF Secured, LLC 1.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Destination 2035 Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 71.8%
Fixed Income Funds 24.0%
Alternative Assets 2.9%
Investment Contract 1.3%
Repurchase Agreement 1.3%
Liabilities in excess of other assets (1.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.6%
Nationwide Bond Portfolio, Class R6 22.0%
Nationwide International Index Fund, Class R6 18.6%
iShares Core MSCI Emerging Markets ETF 6.3%
Nationwide Mid Cap Market Index Fund, Class R6 4.9%
Nationwide Amundi Strategic Income Fund, Class
R6 2.9%
Nationwide Small Cap Index Fund, Class R6 2.4%
Nationwide Contract 1.3%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.6%
CF Secured, LLC 1.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Destination 2040 Fund
Asset Allocation
1
Equity Funds 80.9%
Fixed Income Funds 16.9%
Alternative Assets 1.4%
Repurchase Agreement 1.3%
Investment Contract 0.8%
Liabilities in excess of other assets (1.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 44.0%
Nationwide International Index Fund, Class R6 20.0%
Nationwide Bond Portfolio, Class R6 15.4%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 6.1%
Nationwide Small Cap Index Fund, Class R6 2.6%
Nationwide Amundi Strategic Income Fund, Class
R6 1.4%
iShares 20+ Year Treasury Bond ETF 1.2%
Nationwide Contract 0.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.1%
CF Secured, LLC 1.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Destination 2045 Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 86.3%
Fixed Income Funds 13.2%
Repurchase Agreement 1.3%
Alternative Assets 0.3%
Investment Contract 0.3%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 47.3%
Nationwide International Index Fund, Class R6 20.9%
Nationwide Bond Portfolio, Class R6 11.7%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Mid Cap Market Index Fund, Class R6 6.7%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.3%
Nationwide Amundi Strategic Income Fund, Class
R6 0.3%
Nationwide Contract 0.3%
CF Secured, LLC 1.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Destination 2050 Fund
Asset Allocation
1
Equity Funds 89.4%
Fixed Income Funds 10.6%
Repurchase Agreement 1.4%
Alternative Assets
†
0.0%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 49.0%
Nationwide International Index Fund, Class R6 21.3%
Nationwide Bond Portfolio, Class R6 9.2%
iShares Core MSCI Emerging Markets ETF 7.7%
Nationwide Mid Cap Market Index Fund, Class R6 7.2%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.3%
Nationwide Amundi Strategic Income Fund, Class
R6
†
0.0%
CF Secured, LLC 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Destination 2055 Fund - April 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 91.1%
Fixed Income Funds 9.0%
Repurchase Agreement 1.0%
Liabilities in excess of other assets (1.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 49.9%
Nationwide International Index Fund, Class R6 21.5%
iShares Core MSCI Emerging Markets ETF 8.0%
Nationwide Bond Portfolio, Class R6 7.9%
Nationwide Mid Cap Market Index Fund, Class R6 7.7%
Nationwide Small Cap Index Fund, Class R6 3.0%
iShares 20+ Year Treasury Bond ETF 1.0%
CF Secured, LLC 1.0%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

10 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Destination 2060 Fund
Asset Allocation
1
Equity Funds 92.2%
Fixed Income Funds 7.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.0%
Nationwide International Index Fund, Class R6 21.7%
iShares Core MSCI Emerging Markets ETF 8.3%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
Nationwide Bond Portfolio, Class R6 7.1%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 0.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Destination 2065 Fund - April 30, 2022 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 93.2%
Fixed Income Funds 6.8%
Repurchase Agreement 0.6%
Liabilities in excess of other assets (0.6)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.4%
Nationwide International Index Fund, Class R6 21.8%
iShares Core MSCI Emerging Markets ETF 8.1%
Nationwide Mid Cap Market Index Fund, Class R6 8.1%
Nationwide Bond Portfolio, Class R6 6.2%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 0.6%
CF Secured, LLC 0.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

12 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Destination Retirement Fund
Asset Allocation
1
Fixed Income Funds 49.3%
Equity Funds 34.1%
Investment Contract 10.5%
Alternative Assets 6.1%
Repurchase Agreement 2.0%
Liabilities in excess of other assets (2.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 39.8%
Nationwide Multi-Cap Portfolio, Class R6 22.5%
Nationwide Contract 10.3%
Nationwide International Index Fund, Class R6 6.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.7%
Nationwide Amundi Strategic Income Fund, Class
R6 6.0%
iShares Core MSCI Emerging Markets ETF 2.5%
iShares 20+ Year Treasury Bond ETF 1.8%
Nationwide Mid Cap Market Index Fund, Class R6 1.7%
CF Secured, LLC 1.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Target Destination Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 13
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 892.80 2.77 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 891.60 4.17 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 895.60 0.61 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 893.70 1.83 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

14 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 882.60 2.99 0.64
Hypothetical
(b)(c)
1,000.00 1,021.62 3.21 0.64
Class R Shares
Actual
(b)
1,000.00 881.80 4.15 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 884.90 0.61 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 882.50 1.82 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 876.00 2.74 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 875.00 4.14 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 877.70 0.61 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 876.90 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 871.70 2.74 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 869.60 4.13 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 873.60 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 872.40 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

Target Destination Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 868.60 2.73 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 866.70 4.12 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 870.30 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 869.20 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 867.20 2.96 0.64
Hypothetical
(b)(c)
1,000.00 1,021.62 3.21 0.64
Class R Shares
Actual
(b)
1,000.00 865.90 4.12 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 869.10 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 867.90 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 867.40 2.87 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
Class R Shares
Actual
(b)
1,000.00 866.00 4.12 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 869.20 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 867.70 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39

16 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 867.00 2.96 0.64
Hypothetical
(b)(c)
1,000.00 1,021.62 3.21 0.64
Class R Shares
Actual
(b)
1,000.00 865.70 4.12 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 868.90 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 868.10 1.81 0.39
Hypothetical
(b)(c)
1,000.00 1,022.86 1.96 0.39
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 867.10 2.59 0.56
Hypothetical
(b)(c)
1,000.00 1,022.02 2.81 0.56
Class R Shares
Actual
(b)
1,000.00 866.00 4.07 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 868.90 0.60 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 867.60 1.76 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 902.30 2.78 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59
Class R Shares
Actual
(b)
1,000.00 901.60 4.20 0.89
Hypothetical
(b)(c)
1,000.00 1,020.38 4.46 0.89
Class R6 Shares
Actual
(b)
1,000.00 904.80 0.61 0.13
Hypothetical
(b)(c)
1,000.00 1,024.15 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 903.40 1.79 0.38
Hypothetical
(b)(c)
1,000.00 1,022.91 1.91 0.38
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Destination 2025 Fund - April 30, 2022 (Unaudited) - Statement of Investments - 17
Investment Companies 87.5%
Shares Value ($)
Alternative Assets 5.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 881,475 8,982,232
Total Alternative Assets
(cost $8,773,368) 8,982,232
Equity Funds 41.8%
Nationwide International Index
Fund, Class R6(a) 2,544,892 20,130,097
Nationwide Mid Cap Market
Index Fund, Class R6(a) 276,834 4,603,756
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,234,463 48,865,709
Nationwide Small Cap Index
Fund, Class R6(a) 177,153 1,890,226
Total Equity Funds
(cost $62,852,601) 75,489,788
Fixed Income Funds 40.7%
Nationwide Bond Portfolio, Class
R6(a) 7,374,242 65,925,727
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 746,028 7,661,703
Total Fixed Income Funds
(cost $80,635,501) 73,587,430
Total Investment Companies
(cost $152,261,470) 158,059,450
Exchange Traded Funds 5.3%
Equity Fund 3.4%
iShares Core MSCI Emerging
Markets ETF 118,295 6,180,914
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 27,985 3,342,808
Total Exchange Traded Funds
(cost $9,690,731) 9,523,722
Investment Contract 7.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 13,242,305 13,242,305
Total Investment Contract
(cost $13,242,305) 13,242,305
Repurchase Agreement 1.9%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$3,468,807, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $3,538,183.
(d)(e) 3,468,728 3,468,728
Total Repurchase Agreement
(cost $3,468,728) 3,468,728
Total Investments
(cost $178,663,234) — 102.0% 184,294,205
Liabilities in excess of other assets — (2.0)% (3,549,474)
NET ASSETS — 100.0% $ 180,744,731
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $3,342,689, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$3,468,728.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $3,468,728.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 3.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 714,765 7,283,453
Total Alternative Assets
(cost $7,203,545) 7,283,453
Equity Funds 54.4%
Nationwide International Index
Fund, Class R6(a) 4,000,805 31,646,370
Nationwide Mid Cap Market
Index Fund, Class R6(a) 460,086 7,651,231
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,755,510 66,418,589
Nationwide Small Cap Index
Fund, Class R6(a) 360,762 3,849,328
Total Equity Funds
(cost $93,205,464) 109,565,518
Fixed Income Funds 32.7%
Nationwide Bond Portfolio, Class
R6(a) 6,924,697 61,906,793
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 367,976 3,779,118
Total Fixed Income Funds
(cost $71,928,548) 65,685,911
Total Investment Companies
(cost $172,337,557) 182,534,882
Exchange Traded Funds 6.2%
Equity Fund 4.8%
iShares Core MSCI Emerging
Markets ETF 184,327 9,631,085
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 23,597 2,818,662
Total Exchange Traded Funds
(cost $12,666,590) 12,449,747
Investment Contract 3.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 6,427,729 6,427,729
Total Investment Contract
(cost $6,427,729) 6,427,729
Repurchase Agreement 1.4%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$2,912,992, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $2,971,252.
(d)(e) 2,912,926 2,912,926
Total Repurchase Agreement
(cost $2,912,926) 2,912,926
Total Investments
(cost $194,344,802) — 101.5% 204,325,284
Liabilities in excess of other assets — (1.5)% (3,023,117)
NET ASSETS — 100.0% $ 201,302,167
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $2,818,542, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,912,926.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,912,926.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - April 30, 2022 (Unaudited) - Statement of Investments - 19
Investment Companies 91.1%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 521,572 5,314,822
Total Alternative Assets
(cost $5,335,294) 5,314,822
Equity Funds 65.4%
Nationwide International Index
Fund, Class R6(a) 4,353,057 34,432,684
Nationwide Mid Cap Market
Index Fund, Class R6(a) 542,441 9,020,802
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,191,408 71,448,849
Nationwide Small Cap Index
Fund, Class R6(a) 415,103 4,429,145
Total Equity Funds
(cost $102,709,161) 119,331,480
Fixed Income Funds 22.8%
Nationwide Bond Portfolio, Class
R6(a) 4,546,737 40,647,828
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 102,588 1,053,578
Total Fixed Income Funds
(cost $46,769,493) 41,701,406
Total Investment Companies
(cost $154,813,948) 166,347,708
Exchange Traded Funds 7.6%
Equity Fund 6.4%
iShares Core MSCI Emerging
Markets ETF 221,677 11,582,623
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 18,910 2,258,800
Total Exchange Traded Funds
(cost $14,007,455) 13,841,423
Investment Contract 1.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,380,897 2,380,897
Total Investment Contract
(cost $2,380,897) 2,380,897
Repurchase Agreement 1.3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$2,334,369, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $2,381,056.
(d)(e) 2,334,316 2,334,316
Total Repurchase Agreement
(cost $2,334,316) 2,334,316
Total Investments
(cost $173,536,616) — 101.3% 184,904,344
Liabilities in excess of other assets — (1.3)% (2,375,933)
NET ASSETS — 100.0% $ 182,528,411
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $2,258,680, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,334,316.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,334,316.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 1.4%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 225,589 2,298,748
Total Alternative Assets
(cost $2,261,912) 2,298,748
Equity Funds 73.6%
Nationwide International Index
Fund, Class R6(a) 4,128,040 32,652,796
Nationwide Mid Cap Market
Index Fund, Class R6(a) 597,729 9,940,233
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,202,715 71,579,331
Nationwide Small Cap Index
Fund, Class R6(a) 398,151 4,248,276
Total Equity Funds
(cost $102,788,818) 118,420,636
Fixed Income Funds 15.7%
Nationwide Bond Portfolio, Class
R6(a) 2,812,534 25,144,055
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 12,968 133,186
Total Fixed Income Funds
(cost $28,396,842) 25,277,241
Total Investment Companies
(cost $133,447,572) 145,996,625
Exchange Traded Funds 8.5%
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 223,584 11,682,264
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 16,789 2,005,446
Total Exchange Traded Funds
(cost $13,857,236) 13,687,710
Investment Contract 0.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 1,208,623 1,208,623
Total Investment Contract
(cost $1,208,623) 1,208,623
Repurchase Agreement 1.3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$2,072,526, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $2,113,976.
(d)(e) 2,072,479 2,072,479
Total Repurchase Agreement
(cost $2,072,479) 2,072,479
Total Investments
(cost $150,585,910) — 101.3% 162,965,437
Liabilities in excess of other assets — (1.3)% (2,142,453)
NET ASSETS — 100.0% $ 160,822,984
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $2,005,327, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,072,479.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,072,479.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - April 30, 2022 (Unaudited) - Statement of Investments - 21
Investment Companies 91.0%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 43,212 440,333
Total Alternative Assets
(cost $452,456) 440,333
Equity Funds 78.8%
Nationwide International Index
Fund, Class R6(a) 3,737,273 29,561,829
Nationwide Mid Cap Market
Index Fund, Class R6(a) 568,578 9,455,450
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,822,387 67,190,347
Nationwide Small Cap Index
Fund, Class R6(a) 368,808 3,935,177
Total Equity Funds
(cost $95,695,674) 110,142,803
Fixed Income Fund 11.9%
Nationwide Bond Portfolio, Class
R6(a) 1,858,898 16,618,549
Total Fixed Income Funds
(cost $18,685,306) 16,618,549
Total Investment Companies
(cost $114,833,436) 127,201,685
Exchange Traded Funds 8.8%
Equity Fund 7.5%
iShares Core MSCI Emerging
Markets ETF 201,408 10,523,568
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 14,988 1,790,317
Total Exchange Traded Funds
(cost $12,499,461) 12,313,885
Investment Contract 0.3%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 376,344 376,344
Total Investment Contract
(cost $376,344) 376,344
Repurchase Agreement 1.3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$1,850,187, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $1,887,191.
(d)(e) 1,850,145 1,850,145
Total Repurchase Agreement
(cost $1,850,145) 1,850,145
Total Investments
(cost $129,559,386) — 101.4% 141,742,059
Liabilities in excess of other assets — (1.4)% (1,908,247)
NET ASSETS — 100.0% $ 139,833,812
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $1,790,197, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,850,145.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,850,145.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90.9%
Shares Value ($)
Alternative Assets 0.0%
†
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,722 27,738
Total Alternative Assets
(cost $28,592) 27,738
Equity Funds 81.6%
Nationwide International Index
Fund, Class R6(a) 3,485,316 27,568,848
Nationwide Mid Cap Market
Index Fund, Class R6(a) 561,971 9,345,574
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,498,048 63,447,471
Nationwide Small Cap Index
Fund, Class R6(a) 347,384 3,706,587
Total Equity Funds
(cost $91,709,138) 104,068,480
Fixed Income Fund 9.3%
Nationwide Bond Portfolio, Class
R6(a) 1,332,389 11,911,562
Total Fixed Income Funds
(cost $13,389,063) 11,911,562
Total Investment Companies
(cost $105,126,793) 116,007,780
Exchange Traded Funds 9.1%
Equity Fund 7.8%
iShares Core MSCI Emerging
Markets ETF 191,115 9,985,759
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 13,944 1,665,611
Total Exchange Traded Funds
(cost $11,846,456) 11,651,370
Repurchase Agreement 1.4%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$1,746,981, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $1,781,920.
(c)(d) 1,746,941 1,746,941
Total Repurchase Agreement
(cost $1,746,941) 1,746,941
Total Investments
(cost $118,720,190) — 101.4% 129,406,091
Liabilities in excess of other assets — (1.4)% (1,790,512)
NET ASSETS — 100.0% $ 127,615,579
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $1,665,491, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,746,941.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,746,941.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - April 30, 2022 (Unaudited) - Statement of Investments - 23
Investment Companies 91.0%
Shares Value ($)
Equity Funds 83.0%
Nationwide International Index
Fund, Class R6(a) 2,158,361 17,072,632
Nationwide Mid Cap Market
Index Fund, Class R6(a) 370,289 6,157,909
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,436,678 39,659,261
Nationwide Small Cap Index
Fund, Class R6(a) 224,973 2,400,457
Total Equity Funds
(cost $58,165,628) 65,290,259
Fixed Income Fund 8.0%
Nationwide Bond Portfolio, Class
R6(a) 702,710 6,282,225
Total Fixed Income Funds
(cost $7,055,451) 6,282,225
Total Investment Companies
(cost $65,221,079) 71,572,484
Exchange Traded Funds 9.1%
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 121,034 6,324,027
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 6,561 783,711
Total Exchange Traded Funds
(cost $7,216,097) 7,107,738
Repurchase Agreement 1.0%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$809,851, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $826,047.(c)
(d) 809,832 809,832
Total Repurchase Agreement
(cost $809,832) 809,832
Total Investments
(cost $73,247,008) — 101.1% 79,490,054
Liabilities in excess of other assets — (1.1)% (841,408)
NET ASSETS — 100.0% $ 78,648,646
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $783,592, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$809,832.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $809,832.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91.0%
Shares Value ($)
Equity Funds 83.9%
Nationwide International Index
Fund, Class R6(a) 922,944 7,300,486
Nationwide Mid Cap Market
Index Fund, Class R6(a) 162,574 2,703,603
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,483,328 17,117,611
Nationwide Small Cap Index
Fund, Class R6(a) 99,246 1,058,955
Total Equity Funds
(cost $25,495,498) 28,180,655
Fixed Income Fund 7.1%
Nationwide Bond Portfolio, Class
R6(a) 267,501 2,391,461
Total Fixed Income Funds
(cost $2,679,586) 2,391,461
Total Investment Companies
(cost $28,175,084) 30,572,116
Exchange Traded Funds 9.0%
Shares Value ($)
Equity Fund 8.3%
iShares Core MSCI Emerging
Markets ETF 53,557 2,798,353
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF 2,057 245,709
Total Exchange Traded Funds
(cost $3,074,167) 3,044,062
Total Investments
(cost $31,249,251) — 100.0% 33,616,178
Liabilities in excess of other assets — 0.0%
†
(9,453)
NET ASSETS — 100.0% $ 33,606,725
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - April 30, 2022 (Unaudited) - Statement of Investments - 25
Investment Companies 91.2%
Shares Value ($)
Equity Funds 85.0%
Nationwide International Index
Fund, Class R6(a) 73,756 583,411
Nationwide Mid Cap Market
Index Fund, Class R6(a) 13,041 216,877
Nationwide Multi-Cap Portfolio,
Class R6(a) 118,958 1,372,772
Nationwide Small Cap Index
Fund, Class R6(a) 8,006 85,429
Total Equity Funds
(cost $2,217,286) 2,258,489
Fixed Income Fund 6.2%
Nationwide Bond Portfolio, Class
R6(a) 18,558 165,905
Total Fixed Income Funds
(cost $184,245) 165,905
Total Investment Companies
(cost $2,401,531) 2,424,394
Exchange Traded Funds 8.8%
Equity Fund 8.2%
iShares Core MSCI Emerging
Markets ETF 4,162 217,465
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 130 15,528
Total Exchange Traded Funds
(cost $242,995) 232,993
Repurchase Agreement 0.6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$15,926, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $16,244.(c)(d) 15,925 15,925
Total Repurchase Agreement
(cost $15,925) 15,925
Total Investments
(cost $2,660,451) — 100.6% 2,673,312
Liabilities in excess of other assets — (0.6)% (16,154)
NET ASSETS — 100.0% $ 2,657,158
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $15,409, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$15,925.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $15,925.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 85.1%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 769,219 7,838,341
Total Alternative Assets
(cost $7,311,166) 7,838,341
Equity Funds 31.6%
Nationwide International Index
Fund, Class R6(a) 1,120,374 8,862,158
Nationwide Mid Cap Market
Index Fund, Class R6(a) 133,281 2,216,463
Nationwide Multi-Cap Portfolio,
Class R6(a) 2,554,535 29,479,329
Total Equity Funds
(cost $32,866,053) 40,557,950
Fixed Income Funds 47.4%
Nationwide Bond Portfolio, Class
R6(a) 5,836,520 52,178,489
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 855,683 8,787,861
Total Fixed Income Funds
(cost $66,271,257) 60,966,350
Total Investment Companies
(cost $106,448,476) 109,362,641
Exchange Traded Funds 4.4%
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 61,726 3,225,184
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 20,612 2,462,103
Total Exchange Traded Funds
(cost $6,077,749) 5,687,287
Investment Contract 10.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 13,512,844 13,512,844
Total Investment Contract
(cost $13,512,844) 13,512,844
Repurchase Agreement 2.0%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$2,537,449, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $2,588,197.
(d)(e) 2,537,391 2,537,391
Total Repurchase Agreement
(cost $2,537,391) 2,537,391
Total Investments
(cost $128,576,460) — 102.0% 131,100,163
Liabilities in excess of other assets — (2.0)% (2,605,761)
NET ASSETS — 100.0% $ 128,494,402
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $2,455,175, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,537,391.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,537,391.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Assets:
Investment securities of affiliated issuers, at value $ 171,301,755 $ 188,962,611
Investment securities of unaffiliated issuers, at value
*
9,523,722 12,449,747
Repurchase agreements, at value 3,468,728 2,912,926
Cash — —
Security lending income receivable 307 213
Receivable for investments sold 8,523 314,774
Receivable for capital shares issued 61,380 61,972
Total Assets 184,364,415 204,702,243
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 61,033 392,147
Cash overdraft (Note 2) 9,351 5,476
Payable upon return of securities loaned (Note 2) 3,468,728 2,912,926
Accrued expenses and other payables:
Investment advisory fees 20,017 22,452
Distribution fees 25,359 29,686
Administrative servicing fees 32,440 34,343
Trustee fees 1,638 1,843
Professional fees 1,118 1,203
Total Liabilities 3,619,684 3,400,076
Net Assets $ 180,744,731 $ 201,302,167
* Includes value of securities on loan (Note 2) 3,342,689 2,818,542
Cost of investment securities of affiliated issuers 165,503,775 178,765,286
Cost of investment securities of unaffiliated issuers 9,690,731 12,666,590
Cost of repurchase agreements 3,468,728 2,912,926
Represented by:
Capital $ 172,787,260 $ 189,821,310
Total distributable earnings (loss) 7,957,471 11,480,857
Net Assets $ 180,744,731 $ 201,302,167

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 29
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 168,728,605 $ 147,205,248 $ 127,578,029 $ 116,007,780
13,841,423 13,687,710 12,313,885 11,651,370
2,334,316 2,072,479 1,850,145 1,746,941
— — — 3,560
182 156 139 140
— — — —
553,133 117,277 116,314 254,779
185,457,659 163,082,870 141,858,512 129,664,570
509,683 91,636 74,835 234,864
72 13,177 33,079 19
1,461 3,928 1,188 —
2,334,316 2,072,479 1,850,145 1,746,941
20,340 17,954 15,723 14,373
26,065 23,853 21,123 20,383
34,658 34,538 26,596 30,638
1,623 1,419 1,239 1,115
1,030 902 772 658
2,929,248 2,259,886 2,024,700 2,048,991
$ 182,528,411 $ 160,822,984 $ 139,833,812 $ 127,615,579
2,258,680 2,005,327 1,790,197 1,665,491
157,194,845 134,656,195 115,209,780 105,126,793
14,007,455 13,857,236 12,499,461 11,846,456
2,334,316 2,072,479 1,850,145 1,746,941
$ 170,409,193 $ 147,899,881 $ 127,587,769 $ 117,304,726
12,119,218 12,923,103 12,246,043 10,310,853
$ 182,528,411 $ 160,822,984 $ 139,833,812 $ 127,615,579

30 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Net Assets:
Class A Shares $ 33,731,406 $ 40,149,900
Class R Shares 42,497,076 48,958,150
Class R6 Shares 60,916,863 61,110,055
Institutional Service Class Shares 43,599,386 51,084,062
Total $ 180,744,731 $ 201,302,167
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,944,204 4,860,822
Class R Shares 4,993,559 5,987,403
Class R6 Shares 7,053,857 7,312,963
Institutional Service Class Shares 5,086,972 6,167,129
Total 21,078,592 24,328,317
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .55 (a) $ 8 .26 (a)
Class R Shares $ 8 .51 $ 8 .18
Class R6 Shares $ 8 .64 $ 8 .36
Institutional Service Class Shares $ 8 .57 $ 8 .28
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .07 $ 8 .76
Maximum Sales Charge:
Class A Shares 5 .75% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 40,879,055 $ 35,861,975 $ 33,488,228 $ 30,076,303
39,817,678 37,229,214 31,921,746 31,670,786
58,022,885 46,801,312 46,092,115 37,933,781
43,808,793 40,930,483 28,331,723 27,934,709
$ 182,528,411 $ 160,822,984 $ 139,833,812 $ 127,615,579
4,557,084 4,067,802 3,630,021 3,664,049
4,490,507 4,271,933 3,518,704 3,943,654
6,384,587 5,224,851 4,931,192 4,584,970
4,867,456 4,595,926 3,066,746 3,396,836
20,299,634 18,160,512 15,146,663 15,589,509
$ 8 .97 (a) $ 8 .82 (a) $ 9 .23 (a) $ 8 .21 (a)
$ 8 .87 $ 8 .71 $ 9 .07 $ 8 .03
$ 9 .09 $ 8 .96 $ 9 .35 $ 8 .27
$ 9 .00 $ 8 .91 $ 9 .24 $ 8 .22
$ 9 .52 $ 9 .36 $ 9 .79 $ 8 .71
5 .75% 5 .75% 5 .75% 5 .75%

32 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Assets:
Investment securities of affiliated issuers, at value $ 71,572,484 $ 30,572,116
Investment securities of unaffiliated issuers, at value
*
7,107,738 3,044,062
Repurchase agreements, at value 809,832 —
Cash 6,105 275
Security lending income receivable 73 5
Receivable for investments sold — —
Receivable for capital shares issued 72,673 54,403
Total Assets 79,568,905 33,670,861
Liabilities:
Payable for investments purchased 69,484 49,776
Payable for capital shares redeemed 2,454 2
Payable upon return of securities loaned (Note 2) 809,832 —
Accrued expenses and other payables:
Investment advisory fees 8,824 3,767
Distribution fees 11,673 3,764
Administrative servicing fees 16,927 6,389
Trustee fees 670 278
Professional fees 395 160
Total Liabilities 920,259 64,136
Net Assets $ 78,648,646 $ 33,606,725
* Includes value of securities on loan (Note 2) 783,592 —
Cost of investment securities of affiliated issuers 65,221,079 28,175,084
Cost of investment securities of unaffiliated issuers 7,216,097 3,074,167
Cost of repurchase agreements 809,832 —
Represented by:
Capital $ 73,111,190 $ 31,306,965
Total distributable earnings (loss) 5,537,456 2,299,760
Net Assets $ 78,648,646 $ 33,606,725

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 2,424,394 $ 122,875,485
232,993 5,687,287
15,925 2,537,391
267 2,055
— 209
— 2,001
5,522 31,210
2,679,101 131,135,638
5,262 —
— 35,360
15,925 2,537,391
291 14,266
185 21,182
248 30,788
19 1,198
13 1,051
21,943 2,641,236
$ 2,657,158 $ 128,494,402
15,409 2,455,175
2,401,531 119,961,320
242,995 6,077,749
15,925 2,537,391
$ 2,627,993 $ 125,679,481
29,165 2,814,921
$ 2,657,158 $ 128,494,402

34 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Net Assets:
Class A Shares $ 20,462,940 $ 10,734,960
Class R Shares 16,740,944 3,351,626
Class R6 Shares 27,198,395 11,862,033
Institutional Service Class Shares 14,246,367 7,658,106
Total $ 78,648,646 $ 33,606,725
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,610,515 996,112
Class R Shares 1,325,649 312,591
Class R6 Shares 2,115,757 1,093,335
Institutional Service Class Shares 1,110,930 707,050
Total 6,162,851 3,109,088
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12 .71 (a) $ 10 .78 (a)
Class R Shares $ 12 .63 $ 10 .72
Class R6 Shares $ 12 .86 $ 10 .85
Institutional Service Class Shares $ 12 .82 $ 10 .83
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .49 $ 11 .44
Maximum Sales Charge:
Class A Shares 5 .75% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 655,629 $ 22,092,545
115,538 38,607,374
1,198,266 42,004,310
687,725 25,790,173
$ 2,657,158 $ 128,494,402
59,309 2,948,791
10,485 5,182,734
108,013 5,584,147
62,099 3,438,684
239,906 17,154,356
$ 11 .05 (a) $ 7 .49 (a)
$ 11 .02 $ 7 .45
$ 11 .09 $ 7 .52
$ 11 .07 $ 7 .50
$ 11 .72 $ 7 .95
5 .75% 5 .75%

36 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,932,456 $ 6,203,179
Dividend income from unaffiliated issuers 193,829 276,634
Interest income from affiliated issuers 145,229 67,634
Income from securities lending (Note 2) 2,102 1,567
Interest income (unaffiliated) — 13
Total Income 5,273,616 6,549,027
EXPENSES:
Investment advisory fees 129,288 145,417
Distribution fees Class A 47,242 55,638
Distribution fees Class R 118,128 134,957
Administrative servicing fees Class A 38,792 55,638
Administrative servicing fees Class R 59,064 67,478
Administrative servicing fees Institutional Service Class 59,092 69,415
Professional fees 1,234 1,397
Trustee fees 3,542 3,970
Total Expenses 456,382 533,910
NET INVESTMENT INCOME 4,817,234 6,015,117
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,890,280 3,974,459
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 2,771,977 2,422,751
Transactions in investment securities of unaffiliated issuers (350) (33,498)
Net realized gains (losses) 5,661,907 6,363,712
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (30,315,685) (37,017,231)
Investment securities of unaffiliated issuers (1,990,877) (2,494,324)
Net change in unrealized appreciation/depreciation (32,306,562) (39,511,555)
Net realized/unrealized gains (losses) (26,644,655) (33,147,843)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (21,827,421) $ (27,132,726)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 37
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 5,943,855 $ 5,562,857 $ 5,121,062 $ 4,712,225
311,965 307,897 276,602 257,892
25,191 12,868 3,764 —
1,237 1,102 986 772
13 14 14 15
6,282,261 5,884,738 5,402,428 4,970,904
129,700 113,824 99,906 91,046
56,277 49,463 45,912 42,458
112,652 103,260 89,270 88,717
45,022 39,570 36,730 42,458
56,326 51,630 44,635 44,358
58,775 54,298 37,936 36,642
1,230 1,103 974 896
3,528 3,082 2,704 2,450
463,510 416,230 358,067 349,025
5,818,751 5,468,508 5,044,361 4,621,879
4,026,139 4,003,312 3,767,485 3,545,853
1,468,751 1,423,113 810,184 544,394
(41,694) (32,232) (27,356) (23,884)
5,453,196 5,394,193 4,550,313 4,066,363
(34,368,889) (31,657,623) (28,215,865) (25,833,620)
(2,718,215) (2,666,365) (2,401,334) (2,253,785)
(37,087,104) (34,323,988) (30,617,199) (28,087,405)
(31,633,908) (28,929,795) (26,066,886) (24,021,042)
$ (25,815,157) $ (23,461,287) $ (21,022,525) $ (19,399,163)

38 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 2,897,464 $ 1,218,371
Dividend income from unaffiliated issuers 158,261 66,201
Income from securities lending (Note 2) 318 80
Interest income (unaffiliated) 11 —
Interest income from affiliated issuers — —
Total Income 3,056,054 1,284,652
EXPENSES:
Investment advisory fees 55,739 23,168
Distribution fees Class A 28,611 14,733
Distribution fees Class R 46,044 9,277
Administrative servicing fees Class A 26,724 14,732
Administrative servicing fees Class R 23,022 4,638
Administrative servicing fees Institutional Service Class 18,542 9,922
Professional fees 549 226
Trustee fees 1,502 619
Total Expenses 200,733 77,315
NET INVESTMENT INCOME 2,855,321 1,207,337
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,230,131 946,022
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 239,114 (9,870)
Transactions in investment securities of unaffiliated issuers (17,113) (10,145)
Net realized gains (losses) 2,452,132 926,007
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (15,856,290) (6,513,747)
Investment securities of unaffiliated issuers (1,347,877) (556,824)
Net change in unrealized appreciation/depreciation (17,204,167) (7,070,571)
Net realized/unrealized gains (losses) (14,752,035) (6,144,564)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (11,896,714) $ (4,937,227)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 39
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 88,059 $ 3,288,676
4,407 109,252
3 1,070
— —
— 157,972
92,469 3,556,970
1,692 92,966
701 31,344
284 108,067
500 25,301
142 54,034
920 35,687
13 731
43 2,555
4,295 350,685
88,174 3,206,285
68,524 1,744,012
(33,270) 2,079,342
(3,141) (63,228)
32,113 3,760,126
(450,146) (19,948,148)
(35,523) (1,151,943)
(485,669) (21,100,091)
(453,556) (17,339,965)
$ (365,382) $ (14,133,680)

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 4,817,234 $ 7,079,441
Net realized gains 5,661,907 19,843,300
Net change in unrealized appreciation/depreciation (32,306,562) 24,145,147
Change in net assets resulting from operations (21,827,421) 51,067,888
Distributions to Shareholders From:
Distributable earnings:
Class A (3,493,961) (891,608)
Class R (4,307,740) (1,140,014)
Class R6 (6,298,649) (1,899,948)
Institutional Service Class (4,316,462) (3,525,911)
Change in net assets from shareholder distributions (18,416,812) (7,457,481)
Change in net assets from capital transactions 5,711,451 (109,203,942)
Change in net assets (34,532,782) (65,593,535)
Net Assets:
Beginning of period 215,277,513 280,871,048
End of period $ 180,744,731 $ 215,277,513
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,359,205 $ 5,533,825
Dividends reinvested 3,493,961 891,596
Cost of shares redeemed (4,531,822) (6,989,680)
Total Class A Shares 1,321,344 (564,259)
Class R Shares
Proceeds from shares issued 1,638,120 4,953,503
Dividends reinvested 4,307,740 1,140,014
Cost of shares redeemed (7,702,874) (11,255,219)
Total Class R Shares (1,757,014) (5,161,702)
Class R6 Shares
Proceeds from shares issued 5,277,301 17,292,972
Dividends reinvested 6,298,649 1,899,948
Cost of shares redeemed (8,333,943) (19,671,946)
Total Class R6 Shares 3,242,007 (479,026)
Institutional Service Class Shares
Proceeds from shares issued 5,125,601 24,545,253
Dividends reinvested 4,316,462 3,525,911
Cost of shares redeemed (6,536,949) (131,070,119)
Total Institutional Service Class Shares 2,905,114 (102,998,955)
Change in net assets from capital transactions $ 5,711,451 $ (109,203,942)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 41
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 6,015,117 $ 8,043,394 $ 5,818,751 $ 7,384,536
6,363,712 20,120,786 5,453,196 17,368,120
(39,511,555) 40,064,711 (37,087,104) 43,379,635
(27,132,726) 68,228,891 (25,815,157) 68,132,291
(3,991,495) (1,152,196) (4,086,030) (1,194,579)
(4,815,645) (1,379,378) (4,094,358) (1,259,669)
(6,605,571) (2,116,021) (5,653,422) (1,895,963)
(4,964,139) (3,812,072) (4,210,663) (3,325,592)
(20,376,850) (8,459,667) (18,044,473) (7,675,803)
7,113,129 (120,186,541) 16,139,849 (99,790,456)
(40,396,447) (60,417,317) (27,719,781) (39,333,968)
241,698,614 302,115,931 210,248,192 249,582,160
$ 201,302,167 $ 241,698,614 $ 182,528,411 $ 210,248,192
$ 3,346,733 $ 5,672,357 $ 2,934,588 $ 6,227,700
3,991,495 1,152,196 4,086,030 1,194,539
(4,527,758) (11,712,598) (4,138,336) (10,419,376)
2,810,470 (4,888,045) 2,882,282 (2,997,137)
2,444,006 4,859,190 1,848,257 4,666,757
4,815,645 1,379,378 4,094,358 1,259,669
(5,232,598) (13,435,780) (4,660,038) (13,312,749)
2,027,053 (7,197,212) 1,282,577 (7,386,323)
5,580,199 15,056,467 6,167,564 14,281,513
6,605,571 2,116,021 5,653,422 1,895,963
(14,157,589) (20,928,180) (5,893,217) (18,737,291)
(1,971,819) (3,755,692) 5,927,769 (2,559,815)
5,559,722 19,931,022 6,423,970 17,879,750
4,964,139 3,812,072 4,210,663 3,325,592
(6,276,436) (128,088,686) (4,587,412) (108,052,523)
4,247,425 (104,345,592) 6,047,221 (86,847,181)
$ 7,113,129 $ (120,186,541) $ 16,139,849 $ (99,790,456)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 244,307 548,851
Reinvested 363,954 91,156
Redeemed (485,324) (692,623)
Total Class A Shares 122,937 (52,616)
Class R Shares
Issued 176,761 496,595
Reinvested 450,600 117,511
Redeemed (778,515) (1,122,392)
Total Class R Shares (151,154) (508,286)
Class R6 Shares
Issued 562,028 1,721,877
Reinvested 650,484 191,564
Redeemed (882,158) (1,961,201)
Total Class R6 Shares 330,354 (47,760)
Institutional Service Class Shares
Issued 532,315 2,464,315
Reinvested 448,800 360,410
Redeemed (674,769) (12,816,245)
Total Institutional Service Class Shares 306,346 (9,991,520)
Total change in shares 608,483 (10,600,182)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
355,874 584,601 291,853 597,467
425,533 123,771 397,861 120,095
(494,983) (1,204,076) (408,712) (981,685)
286,424 (495,704) 281,002 (264,123)
264,742 501,690 184,705 450,079
517,811 150,000 402,988 128,114
(552,716) (1,390,004) (466,909) (1,271,608)
229,837 (738,314) 120,784 (693,415)
607,071 1,553,290 611,513 1,356,433
696,790 223,590 544,646 186,846
(1,531,031) (2,169,741) (577,601) (1,792,589)
(227,170) (392,861) 578,558 (249,310)
591,373 2,055,599 616,597 1,708,859
528,100 408,959 409,199 333,320
(663,217) (12,912,961) (440,576) (9,993,428)
456,256 (10,448,403) 585,220 (7,951,249)
745,347 (12,075,282) 1,565,564 (9,158,097)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 5,468,508 $ 6,514,172
Net realized gains 5,394,193 14,044,267
Net change in unrealized appreciation/depreciation (34,323,988) 43,556,646
Change in net assets resulting from operations (23,461,287) 64,115,085
Distributions to Shareholders From:
Distributable earnings:
Class A (3,603,452) (1,180,530)
Class R (3,772,631) (1,153,076)
Class R6 (4,642,246) (1,559,185)
Institutional Service Class (3,885,359) (2,878,577)
Change in net assets from shareholder distributions (15,903,688) (6,771,368)
Change in net assets from capital transactions 13,609,011 (83,704,919)
Change in net assets (25,755,964) (26,361,202)
Net Assets:
Beginning of period 186,578,948 212,940,150
End of period $ 160,822,984 $ 186,578,948
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,620,308 $ 5,796,034
Dividends reinvested 3,603,452 1,180,530
Cost of shares redeemed (3,508,093) (12,240,806)
Total Class A Shares 2,715,667 (5,264,242)
Class R Shares
Proceeds from shares issued 2,472,361 4,389,241
Dividends reinvested 3,772,631 1,153,076
Cost of shares redeemed (4,420,157) (9,573,545)
Total Class R Shares 1,824,835 (4,031,228)
Class R6 Shares
Proceeds from shares issued 3,608,089 11,547,888
Dividends reinvested 4,642,246 1,559,185
Cost of shares redeemed (4,851,830) (15,961,325)
Total Class R6 Shares 3,398,505 (2,854,252)
Institutional Service Class Shares
Proceeds from shares issued 4,958,316 17,509,641
Dividends reinvested 3,885,359 2,878,577
Cost of shares redeemed (3,173,671) (91,943,415)
Total Institutional Service Class Shares 5,670,004 (71,555,197)
Change in net assets from capital transactions $ 13,609,011 $ (83,704,919)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 5,044,361 $ 5,601,258 $ 4,621,879 $ 4,663,935
4,550,313 10,793,698 4,066,363 7,567,312
(30,617,199) 40,013,332 (28,087,405) 36,967,115
(21,022,525) 56,408,288 (19,399,163) 49,198,362
(3,672,038) (1,043,905) (2,955,775) (924,125)
(3,599,972) (1,043,673) (3,133,791) (1,023,638)
(5,214,948) (1,553,564) (3,622,082) (1,158,215)
(2,978,960) (2,166,957) (2,504,042) (1,724,091)
(15,465,918) (5,808,099) (12,215,690) (4,830,069)
12,421,469 (60,239,754) 10,882,074 (42,643,284)
(24,066,974) (9,639,565) (20,732,779) 1,725,009
163,900,786 173,540,351 148,348,358 146,623,349
$ 139,833,812 $ 163,900,786 $ 127,615,579 $ 148,348,358
$ 2,567,286 $ 4,730,964 $ 2,067,389 $ 5,033,139
3,672,038 1,043,905 2,955,775 924,125
(2,937,189) (9,030,263) (3,962,717) (6,362,935)
3,302,135 (3,255,394) 1,060,447 (405,671)
1,732,811 4,076,087 1,775,570 3,732,764
3,599,972 1,043,673 3,133,791 1,023,638
(3,401,387) (8,552,821) (3,461,051) (7,767,439)
1,931,396 (3,433,061) 1,448,310 (3,011,037)
3,139,077 11,817,419 3,510,835 8,325,148
5,214,948 1,553,564 3,622,082 1,158,215
(5,031,499) (13,711,452) (3,310,086) (12,009,145)
3,322,526 (340,469) 3,822,831 (2,525,782)
3,434,198 11,942,830 5,117,665 13,249,971
2,978,960 2,166,957 2,504,042 1,724,091
(2,547,746) (67,320,617) (3,071,221) (51,674,856)
3,865,412 (53,210,830) 4,550,486 (36,700,794)
$ 12,421,469 $ (60,239,754) $ 10,882,074 $ (42,643,284)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 263,177 561,498
Reinvested 355,020 122,009
Redeemed (350,282) (1,183,705)
Total Class A Shares 267,915 (500,198)
Class R Shares
Issued 248,376 425,914
Reinvested 375,760 120,575
Redeemed (435,871) (926,049)
Total Class R Shares 188,265 (379,560)
Class R6 Shares
Issued 366,568 1,120,591
Reinvested 451,141 157,833
Redeemed (471,666) (1,570,543)
Total Class R6 Shares 346,043 (292,119)
Institutional Service Class Shares
Issued 485,852 1,690,346
Reinvested 379,430 295,677
Redeemed (299,801) (8,609,825)
Total Institutional Service Class Shares 565,481 (6,623,802)
Total change in shares 1,367,704 (7,795,679)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
245,446 435,682 224,153 525,038
344,469 103,153 311,134 104,303
(277,942) (821,141) (424,989) (657,016)
311,973 (282,306) 110,298 (27,675)
171,927 384,498 195,806 402,350
343,181 104,367 336,967 117,525
(329,717) (783,361) (378,023) (823,891)
185,391 (294,496) 154,750 (304,016)
297,428 1,090,800 374,281 872,864
483,761 150,105 378,879 129,340
(475,247) (1,277,710) (352,357) (1,298,502)
305,942 (36,805) 400,803 (296,298)
325,549 1,104,780 543,283 1,401,312
279,452 214,338 263,306 194,813
(233,769) (5,997,680) (315,029) (5,245,942)
371,232 (4,678,562) 491,560 (3,649,817)
1,174,538 (5,292,169) 1,157,411 (4,277,806)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 2,855,321 $ 2,780,671
Net realized gains 2,452,132 4,185,841
Net change in unrealized appreciation/depreciation (17,204,167) 22,410,166
Change in net assets resulting from operations (11,896,714) 29,376,678
Distributions to Shareholders From:
Distributable earnings:
Class A (1,877,731) (592,702)
Class R (1,507,860) (513,886)
Class R6 (2,472,586) (831,656)
Institutional Service Class (1,189,849) (937,993)
Change in net assets from shareholder distributions (7,048,026) (2,876,237)
Change in net assets from capital transactions 7,137,058 (19,906,982)
Change in net assets (11,807,682) 6,593,459
Net Assets:
Beginning of period 90,456,328 83,862,869
End of period $ 78,648,646 $ 90,456,328
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,748,917 $ 3,423,421
Dividends reinvested 1,877,731 592,702
Cost of shares redeemed (2,491,077) (3,368,010)
Total Class A Shares 1,135,571 648,113
Class R Shares
Proceeds from shares issued 1,490,971 2,900,834
Dividends reinvested 1,507,860 513,886
Cost of shares redeemed (1,999,457) (4,352,481)
Total Class R Shares 999,374 (937,761)
Class R6 Shares
Proceeds from shares issued 2,539,235 7,441,200
Dividends reinvested 2,472,586 831,656
Cost of shares redeemed (2,720,463) (6,992,214)
Total Class R6 Shares 2,291,358 1,280,642
Institutional Service Class Shares
Proceeds from shares issued 2,060,086 7,671,265
Dividends reinvested 1,189,849 937,993
Cost of shares redeemed (539,180) (29,507,234)
Total Institutional Service Class Shares 2,710,755 (20,897,976)
Change in net assets from capital transactions $ 7,137,058 $ (19,906,982)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 1,207,337 $ 1,108,563 $ 88,174 $ 48,685
926,007 1,625,061 32,113 40,569
(7,070,571) 9,061,333 (485,669) 476,014
(4,937,227) 11,794,957 (365,382) 565,268
(953,575) (300,026) (28,093) (5,404)
(299,261) (103,584) (5,196) (1,209)
(972,917) (305,654) (62,481) (41,081)
(623,072) (436,773) (45,091) (2,509)
(2,848,825) (1,146,037) (140,861) (50,203)
4,261,464 (5,750,534) 670,827 783,167
(3,524,588) 4,898,386 164,584 1,298,232
37,131,313 32,232,927 2,492,574 1,194,342
$ 33,606,725 $ 37,131,313 $ 2,657,158 $ 2,492,574
$ 1,423,770 $ 2,677,559 $ 334,121 $ 385,028
953,575 300,026 28,093 5,404
(1,772,961) (2,214,242) (60,133) (60,637)
604,384 763,343 302,081 329,795
480,179 943,379 51,608 115,731
299,261 103,584 5,196 1,209
(714,714) (1,052,404) (58,729) (25,882)
64,726 (5,441) (1,925) 91,058
2,319,102 4,682,915 251,842 122,031
972,917 305,654 62,481 41,081
(1,203,221) (2,603,468) (65,441) (421,182)
2,088,798 2,385,101 248,882 (258,070)
1,952,225 5,545,355 440,519 1,521,059
623,072 436,773 45,091 2,509
(1,071,741) (14,875,665) (363,821) (903,184)
1,503,556 (8,893,537) 121,789 620,384
$ 4,261,464 $ (5,750,534) $ 670,827 $ 783,167

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 123,871 231,106
Reinvested 127,737 43,517
Redeemed (173,407) (225,915)
Total Class A Shares 78,201 48,708
Class R Shares
Issued 105,009 199,558
Reinvested 103,066 37,841
Redeemed (137,023) (291,260)
Total Class R Shares 71,052 (53,861)
Class R6 Shares
Issued 175,167 505,679
Reinvested 166,504 60,189
Redeemed (185,176) (478,998)
Total Class R6 Shares 156,495 86,870
Institutional Service Class Shares
Issued 142,904 520,740
Reinvested 80,233 68,467
Redeemed (37,720) (1,931,134)
Total Institutional Service Class Shares 185,417 (1,341,927)
Total change in shares 491,165 (1,260,210)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
117,906 214,517 26,963 31,093
76,470 26,067 2,196 469
(142,683) (175,155) (4,689) (4,720)
51,693 65,429 24,470 26,842
39,668 75,745 4,240 9,201
24,095 9,023 407 106
(57,400) (83,992) (4,574) (2,141)
6,363 776 73 7,166
195,418 377,141 21,143 9,606
77,647 26,130 4,878 3,546
(98,338) (210,954) (5,356) (31,972)
174,727 192,317 20,665 (18,820)
156,617 448,766 35,102 122,101
49,766 37,881 3,523 206
(83,254) (1,154,983) (29,300) (70,099)
123,129 (668,336) 9,325 52,208
355,912 (409,814) 54,533 67,396

52 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,206,285 $ 5,425,976
Net realized gains 3,760,126 15,037,662
Net change in unrealized appreciation/depreciation (21,100,091) 9,222,200
Change in net assets resulting from operations (14,133,680) 29,685,838
Distributions to Shareholders From:
Distributable earnings:
Class A (2,299,168) (743,627)
Class R (3,939,890) (1,080,443)
Class R6 (4,327,713) (1,521,878)
Institutional Service Class (2,641,601) (2,422,841)
Change in net assets from shareholder distributions (13,208,372) (5,768,789)
Change in net assets from capital transactions (2,004,537) (111,806,904)
Change in net assets (29,346,589) (87,889,855)
Net Assets:
Beginning of period 157,840,991 245,730,846
End of period $ 128,494,402 $ 157,840,991
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,367,239 $ 2,891,040
Dividends reinvested 2,296,912 742,432
Cost of shares redeemed (5,173,196) (11,312,280)
Total Class A Shares (1,509,045) (7,678,808)
Class R Shares
Proceeds from shares issued 1,209,056 2,990,893
Dividends reinvested 3,939,890 1,080,443
Cost of shares redeemed (6,693,862) (13,966,359)
Total Class R Shares (1,544,916) (9,895,023)
Class R6 Shares
Proceeds from shares issued 6,498,588 9,646,076
Dividends reinvested 4,327,713 1,521,878
Cost of shares redeemed (10,195,109) (25,369,182)
Total Class R6 Shares 631,192 (14,201,228)
Institutional Service Class Shares
Proceeds from shares issued 2,113,295 9,362,681
Dividends reinvested 2,641,601 2,422,841
Cost of shares redeemed (4,336,664) (91,817,367)
Total Institutional Service Class Shares 418,232 (80,031,845)
Change in net assets from capital transactions $ (2,004,537) $ (111,806,904)

Target Destination Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 162,920 328,907
Reinvested 275,882 85,715
Redeemed (611,519) (1,281,655)
Total Class A Shares (172,717) (867,033)
Class R Shares
Issued 149,813 341,320
Reinvested 475,832 125,602
Redeemed (794,330) (1,589,605)
Total Class R Shares (168,685) (1,122,683)
Class R6 Shares
Issued 812,354 1,096,429
Reinvested 518,354 174,578
Redeemed (1,254,594) (2,884,506)
Total Class R6 Shares 76,114 (1,613,499)
Institutional Service Class Shares
Issued 260,570 1,072,503
Reinvested 317,018 280,087
Redeemed (525,913) (10,337,086)
Total Institutional Service Class Shares 51,675 (8,984,496)
Total change in shares (213,613) (12,587,711)

54 - Statement of Cash Flows - For the Six Months Ended April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide
Destination
Retirement Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (14,133,680)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by
(used in) operating activities:
Purchase of investment securities of affiliated issuers (38,046,500)
Proceeds from disposition of investment securities of affiliated issuers 53,250,519
Purchase of investment securities of unaffiliated issuers (249,382)
Proceeds from disposition of investment securities of unaffiliated issuers 512,676
Proceeds from disposition of short-term investments, net 691,734
Reinvestment of dividend income from affiliated issuers (3,288,676)
Reinvestment of interest income from affiliated issuers (157,972)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 19,948,148
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 1,151,943
Reinvestment of net realized gains distributions from affiliated issuers (1,744,012)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (2,079,342)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 63,228
(Increase) decrease in receivable for investments sold 15,960
(Increase) decrease in securities lending income receivable 84
Increase (decrease) in collateral for securities lending payable (691,734)
Increase (decrease) in investment advisory fees payable (3,085)
Increase (decrease) in distribution fees payable (5,281)
Increase (decrease) in administrative servicing fees payable (4,981)
Increase (decrease) in trustee fees payable 283
Increase (decrease) in professional fees payable (380)
Net cash provided by (used by) operating activities 15,229,550
Cash flows provided by (used in) financing activities
Proceeds from shares issued 11,186,068
Cost of shares redeemed (26,411,120)
Increase (decrease) in cash overdraft (187)
Cash distributions paid to shareholders (2,256)
Net cash provided by (used by) financing activities (15,227,495)
Net increase (decrease) in cash 2,055
Cash:
Beginning of period –
End of period $ 2,055
Reconciliation of cash and restricted cash at the end of the period to the Statement of Assets and
Liabilities:
Cash $ 2,055
$ 2,055
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $13,206,116
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $5,190,660
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.49 $ 0.22 $ (1.25) $ (1.03) $ (0.27) $ (0.64) $ — $ (0.91) $ 8.55 (10.72)% $ 33,731 0.59% 4.72% 0.59% 26.75%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
10/31/2019 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) 9.52 10.20% 35,709 0.63% 1.88% 0.63% 60.90%(g)
10/31/2018 10.34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) 9.46 (0.68)% 34,050 0.63% 1.71% 0.63% 25.06%
10/31/2017 9.67 0.19 1.19 1.38 (0.19) (0.52) — (0.71) 10.34 15.12% 39,050 0.61% 1.89% 0.61% 41.00%
Class R Shares
4/30/2022 (Unaudited) 10.45 0.21 (1.24) (1.03) (0.27) (0.64) — (0.91) 8.51 (10.84)% 42,497 0.89% 4.40% 0.89% 26.75%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
10/31/2019 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) 9.49 9.94% 61,566 0.88% 1.63% 0.88% 60.90%(g)
10/31/2018 10.31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) 9.43 (0.93)% 63,568 0.89% 1.49% 0.89% 25.06%
10/31/2017 9.64 0.16 1.20 1.36 (0.17) (0.52) — (0.69) 10.31 14.84% 78,423 0.88% 1.66% 0.88% 41.00%
Class R6 Shares(h)
4/30/2022 (Unaudited) 10.58 0.25 (1.26) (1.01) (0.29) (0.64) — (0.93) 8.64 (10.44)% 60,917 0.13% 5.24% 0.13% 26.75%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
10/31/2019 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) 9.60 10.79% 69,059 0.13% 2.38% 0.13% 60.90%(g)
10/31/2018 10.41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) 9.53 (0.17)% 71,500 0.14% 2.28% 0.14% 25.06%
10/31/2017 9.73 0.25 1.19 1.44 (0.24) (0.52) — (0.76) 10.41 15.67% 85,914 0.13% 2.48% 0.13% 41.00%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.51 0.23 (1.25) (1.02) (0.28) (0.64) — (0.92) 8.57 (10.63)% 43,599 0.39% 4.85% 0.39% 26.75%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
10/31/2019 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) 9.54 10.57% 132,986 0.38% 2.11% 0.38% 60.90%(g)
10/31/2018 10.36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) 9.47 (0.52)% 115,139 0.39% 1.97% 0.39% 25.06%
10/31/2017 9.68 0.21 1.21 1.42 (0.22) (0.52) — (0.74) 10.36 15.46% 112,765 0.38% 2.13% 0.38% 41.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

56 - Financial Highlights - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 20 30 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.23 $ 0.24 $ (1.33) $ (1.09) $ (0.30) $ (0.58) $ — $ (0.88) $ 8.26 (11.74)% $ 40,150 0.64% 5.16% 0.64% 25.42%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
10/31/2019 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) 9.12 10.82% 46,687 0.62% 1.83% 0.62% 58.52% (g)
10/31/2018 10.06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) 9.17 (0.74)% 39,938 0.63% 1.65% 0.63% 22.92%
10/31/2017 9.31 0.18 1.32 1.50 (0.18) (0.57) — (0.75) 10.06 17.02% 41,549 0.62% 1.84% 0.62% 42.26%
Class R Shares
4/30/2022 (Unaudited) 10.14 0.22 (1.31) (1.09) (0.29) (0.58) — (0.87) 8.18 (11.82)% 48,958 0.89% 4.87% 0.89% 25.42%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
10/31/2019 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) 9.06 10.57% 65,304 0.88% 1.59% 0.88% 58.52%(g)
10/31/2018 10.01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) 9.11 (1.12)% 68,303 0.89% 1.45% 0.89% 22.92%
10/31/2017 9.26 0.16 1.32 1.48 (0.16) (0.57) — (0.73) 10.01 16.81% 83,044 0.88% 1.63% 0.88% 42.26%
Class R6 Shares(h)
4/30/2022 (Unaudited) 10.33 0.28 (1.36) (1.08) (0.31) (0.58) — (0.89) 8.36 (11.51)% 61,110 0.13% 5.93% 0.13% 25.42%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
10/31/2019 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) 9.19 11.38% 71,007 0.13% 2.33% 0.13% 58.52%(g)
10/31/2018 10.13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) 9.23 (0.36)% 66,023 0.14% 2.25% 0.14% 22.92%
10/31/2017 9.37 0.23 1.33 1.56 (0.23) (0.57) — (0.80) 10.13 17.58% 85,368 0.13% 2.42% 0.13% 42.26%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.26 0.25 (1.35) (1.10) (0.30) (0.58) — (0.88) 8.28 (11.75)% 51,084 0.39% 5.37% 0.39% 25.42%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
10/31/2019 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) 9.13 11.06% 136,658 0.38% 2.05% 0.38% 58.52%(g)
10/31/2018 10.08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) 9.18 (0.61)% 115,632 0.39% 1.92% 0.39% 22.92%
10/31/2017 9.32 0.20 1.34 1.54 (0.21) (0.57) — (0.78) 10.08 17.39% 112,124 0.38% 2.08% 0.38% 42.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.20 $ 0.29 $ (1.56) $ (1.27) $ (0.35) $ (0.61) $ — $ (0.96) $ 8.97 (12.40)% $ 40,879 0.59% 5.73% 0.59% 17.31%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
10/31/2019 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) 9.84 11.11% 40,363 0.63% 1.76% 0.63% 62.73%(g)
10/31/2018 10.78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) 9.83 (0.83)% 39,492 0.63% 1.60% 0.63% 25.24%
10/31/2017 9.84 0.18 1.52 1.70 (0.19) (0.57) — (0.76) 10.78 18.26% 39,291 0.61% 1.76% 0.61% 42.82%
Class R Shares
4/30/2022 (Unaudited) 11.09 0.27 (1.54) (1.27) (0.34) (0.61) — (0.95) 8.87 (12.50)% 39,818 0.89% 5.45% 0.89% 17.31%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
10/31/2019 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) 9.77 10.77% 57,946 0.88% 1.52% 0.88% 62.73%(g)
10/31/2018 10.72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) 9.77 (1.10)% 62,132 0.89% 1.38% 0.89% 25.24%
10/31/2017 9.79 0.16 1.51 1.67 (0.17) (0.57) — (0.74) 10.72 17.98% 72,436 0.88% 1.59% 0.88% 42.82%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.33 0.31 (1.58) (1.27) (0.36) (0.61) — (0.97) 9.09 (12.23)% 58,023 0.13% 6.18% 0.13% 17.31%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
10/31/2019 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) 9.92 11.69% 57,568 0.13% 2.22% 0.13% 62.73%(g)
10/31/2018 10.86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) 9.90 (0.43)% 49,512 0.14% 2.18% 0.14% 25.24%
10/31/2017 9.90 0.25 1.52 1.77 (0.24) (0.57) — (0.81) 10.86 18.90% 59,393 0.13% 2.40% 0.13% 42.82%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.23 0.29 (1.55) (1.26) (0.36) (0.61) — (0.97) 9.00 (12.31)% 43,809 0.39% 5.86% 0.39% 17.31%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
10/31/2019 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) 9.85 11.37% 110,607 0.38% 1.95% 0.38% 62.73%(g)
10/31/2018 10.80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) 9.84 (0.68)% 95,516 0.39% 1.86% 0.39% 25.24%
10/31/2017 9.85 0.21 1.52 1.73 (0.21) (0.57) — (0.78) 10.80 18.60% 92,142 0.38% 2.02% 0.38% 42.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

58 - Financial Highlights - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.07 $ 0.30 $ (1.60) $ (1.30) $ (0.37) $ (0.58) $ — $ (0.95) $ 8.82 (12.83)% $ 35,862 0.59% 6.15% 0.59% 14.08%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
10/31/2019 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) 9.61 11.29% 36,369 0.63% 1.64% 0.63% 69.69%(g)
10/31/2018 10.48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) 9.64 (0.58)% 33,134 0.63% 1.54% 0.63% 21.19%
10/31/2017 9.58 0.16 1.60 1.76 (0.18) (0.68) — (0.86) 10.48 19.45% 29,312 0.61% 1.63% 0.61% 36.23%
Class R Shares
4/30/2022 (Unaudited) 10.96 0.29 (1.60) (1.31) (0.36) (0.58) — (0.94) 8.71 (13.04)% 37,229 0.89% 5.88% 0.89% 14.08%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
10/31/2019 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) 9.55 10.94% 45,988 0.88% 1.42% 0.88% 69.69%(g)
10/31/2018 10.42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) 9.59 (0.75)% 50,266 0.89% 1.33% 0.89% 21.19%
10/31/2017 9.54 0.14 1.57 1.71 (0.15) (0.68) — (0.83) 10.42 19.06% 57,952 0.88% 1.45% 0.88% 36.23%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.22 0.33 (1.62) (1.29) (0.39) (0.58) — (0.97) 8.96 (12.64)% 46,801 0.13% 6.63% 0.13% 14.08%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
10/31/2019 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) 9.71 11.98% 48,038 0.13% 2.12% 0.13% 69.69%(g)
10/31/2018 10.56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) 9.72 (0.10)% 47,721 0.14% 2.14% 0.14% 21.19%
10/31/2017 9.65 0.22 1.59 1.81 (0.22) (0.68) — (0.90) 10.56 19.96% 59,860 0.13% 2.19% 0.13% 36.23%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.17 0.31 (1.61) (1.30) (0.38) (0.58) — (0.96) 8.91 (12.76)% 40,930 0.39% 6.26% 0.39% 14.08%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
10/31/2019 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) 9.67 11.63% 90,087 0.38% 1.84% 0.38% 69.69%(g)
10/31/2018 10.53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) 9.69 (0.34)% 72,677 0.39% 1.82% 0.39% 21.19%
10/31/2017 9.62 0.19 1.60 1.79 (0.20) (0.68) — (0.88) 10.53 19.73% 69,863 0.38% 1.88% 0.38% 36.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.73 $ 0.33 $ (1.72) $ (1.39) $ (0.41) $ (0.70) $ — $ (1.11) $ 9.23 (13.14)% $ 33,488 0.59% 6.42% 0.59% 12.59%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
10/31/2019 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) 10.06 11.63% 33,168 0.63% 1.62% 0.63% 69.22%(g)
10/31/2018 10.90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) 10.07 (0.57)% 31,046 0.63% 1.51% 0.63% 21.94%
10/31/2017 9.80 0.15 1.76 1.91 (0.17) (0.64) — (0.81) 10.90 20.54% 29,257 0.61% 1.49% 0.61% 34.41%
Class R Shares
4/30/2022 (Unaudited) 11.56 0.31 (1.70) (1.39) (0.40) (0.70) — (1.10) 9.07 (13.33)% 31,922 0.89% 6.14% 0.89% 12.59%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
10/31/2019 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) 9.96 11.22% 36,321 0.88% 1.40% 0.88% 69.22%(g)
10/31/2018 10.82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) 9.99 (0.83)% 39,184 0.89% 1.32% 0.89% 21.94%
10/31/2017 9.73 0.13 1.75 1.88 (0.15) (0.64) — (0.79) 10.82 20.33% 47,507 0.88% 1.31% 0.88% 34.41%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.86 0.37 (1.76) (1.39) (0.42) (0.70) — (1.12) 9.35 (12.97)% 46,092 0.13% 7.05% 0.13% 12.59%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
10/31/2019 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) 10.13 12.10% 44,918 0.13% 2.09% 0.13% 69.22%(g)
10/31/2018 10.97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) 10.14 (0.07)% 39,306 0.14% 2.12% 0.14% 21.94%
10/31/2017 9.84 0.21 1.77 1.98 (0.21) (0.64) — (0.85) 10.97 21.29% 48,310 0.13% 2.09% 0.13% 34.41%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.74 0.34 (1.73) (1.39) (0.41) (0.70) — (1.11) 9.24 (13.08)% 28,332 0.39% 6.47% 0.39% 12.59%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
10/31/2019 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) 10.04 11.82% 62,071 0.38% 1.81% 0.38% 69.22%(g)
10/31/2018 10.89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) 10.06 (0.32)% 48,039 0.39% 1.76% 0.39% 21.94%
10/31/2017 9.78 0.18 1.76 1.94 (0.19) (0.64) — (0.83) 10.89 20.91% 42,783 0.38% 1.73% 0.38% 34.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

60 - Financial Highlights - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.31 $ 0.30 $ (1.56) $ (1.26) $ (0.36) $ (0.48) $ — $ (0.84) $ 8.21 (13.28)% $ 30,076 0.64% 6.51% 0.64% 11.50%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
10/31/2019 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) 8.82 11.58% 28,021 0.63% 1.61% 0.63% 72.55%(g)
10/31/2018 9.29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) 8.73 (0.46)% 26,073 0.63% 1.46% 0.63% 19.14%
10/31/2017 8.33 0.13 1.51 1.64 (0.14) (0.54) — (0.68) 9.29 20.84% 23,491 0.61% 1.44% 0.61% 32.50%
Class R Shares
4/30/2022 (Unaudited) 10.11 0.28 (1.52) (1.24) (0.36) (0.48) — (0.84) 8.03 (13.41)% 31,671 0.89% 6.27% 0.89% 11.50%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
10/31/2019 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) 8.69 11.34% 33,975 0.88% 1.36% 0.88% 72.55%(g)
10/31/2018 9.18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) 8.61 (0.82)% 36,604 0.89% 1.27% 0.89% 19.14%
10/31/2017 8.23 0.11 1.50 1.61 (0.12) (0.54) — (0.66) 9.18 20.71% 40,327 0.88% 1.29% 0.88% 32.50%
Class R6 Shares(h)
4/30/2022 (Unaudited) 10.37 0.33 (1.57) (1.24) (0.38) (0.48) — (0.86) 8.27 (13.09)% 37,934 0.13% 7.00% 0.13% 11.50%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
10/31/2019 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) 8.84 11.97% 35,860 0.13% 2.07% 0.13% 72.55%(g)
10/31/2018 9.32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) 8.76 0.04% 32,439 0.14% 2.07% 0.14% 19.14%
10/31/2017 8.34 0.17 1.53 1.70 (0.18) (0.54) — (0.72) 9.32 21.57% 37,251 0.13% 1.99% 0.13% 32.50%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.32 0.30 (1.55) (1.25) (0.37) (0.48) — (0.85) 8.22 (13.21)% 27,935 0.39% 6.58% 0.39% 11.50%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
10/31/2019 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) 8.81 11.86% 47,013 0.38% 1.76% 0.38% 72.55%(g)
10/31/2018 9.29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) 8.72 (0.33)% 35,576 0.39% 1.74% 0.39% 19.14%
10/31/2017 8.31 0.15 1.53 1.68 (0.16) (0.54) — (0.70) 9.29 21.35% 32,129 0.38% 1.69% 0.38% 32.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 15.89 $ 0.47 $ (2.41) $ (1.94) $ (0.57) $ (0.67) $ — $ (1.24) $ 12.71 (13.26)% $ 20,463 0.62% 6.52% 0.62% 10.11%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
10/31/2019 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) 13.53 11.45% 17,369 0.63% 1.58% 0.63% 77.13%(g)
10/31/2018 13.98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) 13.32 (0.47)% 17,584 0.64% 1.43% 0.64% 18.61%
10/31/2017 12.30 0.18 2.34 2.52 (0.21) (0.63) — (0.84) 13.98 21.33% 14,927 0.62% 1.40% 0.62% 26.27%
Class R Shares
4/30/2022 (Unaudited) 15.81 0.44 (2.39) (1.95) (0.56) (0.67) — (1.23) 12.63 (13.40)% 16,741 0.89% 6.24% 0.89% 10.11%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
10/31/2019 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) 13.49 11.22% 17,224 0.88% 1.32% 0.88% 77.13%(g)
10/31/2018 13.95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) 13.28 (0.77)% 17,971 0.89% 1.24% 0.89% 18.61%
10/31/2017 12.28 0.15 2.33 2.48 (0.18) (0.63) — (0.81) 13.95 21.04% 17,993 0.88% 1.17% 0.88% 26.27%
Class R6 Shares(h)
4/30/2022 (Unaudited) 16.05 0.51 (2.44) (1.93) (0.59) (0.67) — (1.26) 12.86 (13.08)% 27,198 0.13% 7.09% 0.13% 10.11%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
10/31/2019 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) 13.61 12.03% 21,833 0.13% 2.00% 0.13% 77.13%(g)
10/31/2018 14.05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) 13.39 0.02% 18,355 0.14% 2.03% 0.14% 18.61%
10/31/2017 12.35 0.25 2.34 2.59 (0.26) (0.63) — (0.89) 14.05 21.93% 19,409 0.13% 1.91% 0.13% 26.27%
Institutional Service Class Shares
4/30/2022 (Unaudited) 16.02 0.47 (2.42) (1.95) (0.58) (0.67) — (1.25) 12.82 (13.23)% 14,246 0.39% 6.58% 0.39% 10.11%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
10/31/2019 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) 13.60 11.76% 23,767 0.38% 1.71% 0.38% 77.13%(g)
10/31/2018 14.04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) 13.38 (0.23)% 17,338 0.39% 1.69% 0.39% 18.61%
10/31/2017 12.34 0.21 2.35 2.56 (0.23) (0.63) — (0.86) 14.04 21.67% 15,443 0.38% 1.61% 0.38% 26.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

62 - Financial Highlights - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 13.46 $ 0.40 $ (2.05) $ (1.65) $ (0.49) $ (0.54) $ — $ (1.03) $ 10.78 (13.30)% $ 10,735 0.64% 6.58% 0.64% 13.18%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
10/31/2019 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) 11.11 11.45% 7,567 0.63% 1.51% 0.63% 77.38%(g)
10/31/2018 11.31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) 10.74 (0.43)% 5,481 0.63% 1.35% 0.63% 16.95%
10/31/2017 9.71 0.14 1.88 2.02 (0.17) (0.25) — (0.42) 11.31 21.31% 3,201 0.61% 1.29% 0.61% 44.88%
Class R Shares
4/30/2022 (Unaudited) 13.40 0.38 (2.04) (1.66) (0.48) (0.54) — (1.02) 10.72 (13.43)% 3,352 0.89% 6.36% 0.89% 13.18%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
10/31/2019 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) 11.10 11.22% 2,318 0.88% 1.24% 0.88% 77.38%(g)
10/31/2018 11.30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) 10.73 (0.65)% 1,603 0.90% 1.12% 0.90% 16.95%
10/31/2017 9.71 0.11 1.88 1.99 (0.15) (0.25) — (0.40) 11.30 21.03% 1,055 0.81% 1.06% 0.81% 44.88%
Class R6 Shares(h)
4/30/2022 (Unaudited) 13.53 0.42 (2.05) (1.63) (0.51) (0.54) — (1.05) 10.85 (13.11)% 11,862 0.13% 6.91% 0.13% 13.18%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
10/31/2019 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) 11.15 12.06% 5,821 0.13% 1.96% 0.13% 77.38%(g)
10/31/2018 11.34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) 10.77 0.04% 3,925 0.14% 2.00% 0.14% 16.95%
10/31/2017 9.72 0.19 1.89 2.08 (0.21) (0.25) — (0.46) 11.34 22.02% 3,276 0.13% 1.82% 0.13% 44.88%
Institutional Service Class Shares
4/30/2022 (Unaudited) 13.51 0.43 (2.07) (1.64) (0.50) (0.54) — (1.04) 10.83 (13.19)% 7,658 0.39% 7.08% 0.39% 13.18%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
10/31/2019 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) 11.14 11.80% 8,444 0.38% 1.73% 0.38% 77.38%(g)
10/31/2018 11.33 0.18 (0.18) — (0.22) (0.35) — (0.57) 10.76 (0.20)% 5,672 0.38% 1.59% 0.38% 16.95%
10/31/2017 9.72 0.17 1.88 2.05 (0.19) (0.25) — (0.44) 11.33 21.62% 3,898 0.38% 1.61% 0.38% 44.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 13.43 $ 0.37 $ (2.06) $ (1.69) $ (0.49) $ (0.20) $ — $ (0.69) $ 11.05 (13.29)% $ 656 0.56% 6.11% 0.56% 21.34%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
4/30/2022 (Unaudited) 13.39 0.34 (2.05) (1.71) (0.46) (0.20) — (0.66) 11.02 (13.40)% 116 0.88% 5.49% 0.88% 21.34%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
4/30/2022 (Unaudited) 13.46 0.42 (2.09) (1.67) (0.50) (0.20) — (0.70) 11.09 (13.11)% 1,198 0.13% 6.75% 0.13% 21.34%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
4/30/2022 (Unaudited) 13.45 0.46 (2.15) (1.69) (0.49) (0.20) — (0.69) 11.07 (13.24)% 688 0.38% 7.52% 0.38% 21.34%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

64 - Financial Highlights - April 30, 2022 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.09 $ 0.18 $ (0.99) $ (0.81) $ (0.22) $ (0.57) $ (0.79) $ 7.49 (9.77)% $ 22,093 0.59% 4.39% 0.59% 30.11%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
10/31/2019 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) 8.44 9.13% 5,844 0.61% 2.02% 0.61% 64.58%(g)
10/31/2018 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) 8.30 (0.66)% 5,542 0.62% 1.85% 0.62% 28.01%
10/31/2017 8.52 0.16 0.74 0.90 (0.17) (0.41) (0.58) 8.84 11.10% 9,665 0.61% 1.93% 0.61% 34.93%
Class R Shares
4/30/2022 (Unaudited) 9.04 0.17 (0.98) (0.81) (0.21) (0.57) (0.78) 7.45 (9.84)% 38,607 0.89% 4.09% 0.89% 30.11%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
10/31/2019 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) 8.40 8.83% 18,483 0.89% 1.76% 0.89% 64.58%(g)
10/31/2018 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) 8.26 (0.92)% 21,516 0.89% 1.60% 0.89% 28.01%
10/31/2017 8.48 0.14 0.73 0.87 (0.14) (0.41) (0.55) 8.80 10.84% 27,380 0.88% 1.66% 0.88% 34.93%
Class R6 Shares(h)
4/30/2022 (Unaudited) 9.12 0.20 (0.99) (0.79) (0.24) (0.57) (0.81) 7.52 (9.52)% 42,004 0.13% 4.83% 0.13% 30.11%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
10/31/2019 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) 8.47 9.60% 13,854 0.13% 2.50% 0.13% 64.58%(g)
10/31/2018 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) 8.33 (0.15)% 16,520 0.14% 2.41% 0.14% 28.01%
10/31/2017 8.55 0.21 0.73 0.94 (0.21) (0.41) (0.62) 8.87 11.61% 26,405 0.13% 2.46% 0.13% 34.93%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.10 0.19 (0.99) (0.80) (0.23) (0.57) (0.80) 7.50 (9.66)% 25,790 0.38% 4.62% 0.38% 30.11%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
10/31/2019 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) 8.45 9.35% 25,844 0.38% 2.21% 0.38% 64.58%(g)
10/31/2018 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) 8.31 (0.40)% 25,675 0.39% 2.10% 0.39% 28.01%
10/31/2017 8.53 0.18 0.74 0.92 (0.19) (0.41) (0.60) 8.85 11.35% 29,656 0.38% 2.16% 0.38% 34.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 65
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

66 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the
Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 67
During the six months ended April 30, 2022, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 21 December 31, 20 21 2.15%
January 1, 2022 March 31, 2022 2.15%
April 1, 2022 April 30, 2022 2.15%
May 1, 2022 no less than 0.00% per annum.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,523,722 $ – $ – $ 9,523,722
Investment Companies 158,059,450 – – 158,059,450
Investment Contract – – 13,242,305 13,242,305
Repurchase Agreement – 3,468,728 – 3,468,728
Total $ 167,583,172 $ 3,468,728 $ 13,242,305 $ 184,294,205
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,449,747 $ – $ – $ 12,449,747
Investment Companies 182,534,882 – – 182,534,882
Investment Contract – – 6,427,729 6,427,729
Repurchase Agreement – 2,912,926 – 2,912,926
Total $ 194,984,629 $ 2,912,926 $ 6,427,729 $ 204,325,284
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,841,423 $ – $ – $ 13,841,423
Investment Companies 166,347,708 – – 166,347,708
Investment Contract – – 2,380,897 2,380,897
Repurchase Agreement – 2,334,316 – 2,334,316
Total $ 180,189,131 $ 2,334,316 $ 2,380,897 $ 184,904,344
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,687,710 $ – $ – $ 13,687,710
Investment Companies 145,996,625 – – 145,996,625
Investment Contract – – 1,208,623 1,208,623
Repurchase Agreement – 2,072,479 – 2,072,479
Total $ 159,684,335 $ 2,072,479 $ 1,208,623 $ 162,965,437

68 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,313,885 $ – $ – $ 12,313,885
Investment Companies 127,201,685 – – 127,201,685
Investment Contract – – 376,344 376,344
Repurchase Agreement – 1,850,145 – 1,850,145
Total $ 139,515,570 $ 1,850,145 $ 376,344 $ 141,742,059
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,651,370 $ – $ – $ 11,651,370
Investment Companies 116,007,780 – – 116,007,780
Repurchase Agreement – 1,746,941 – 1,746,941
Total $ 127,659,150 $ 1,746,941 $ – $ 129,406,091
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,107,738 $ – $ – $ 7,107,738
Investment Companies 71,572,484 – – 71,572,484
Repurchase Agreement – 809,832 – 809,832
Total $ 78,680,222 $ 809,832 $ – $ 79,490,054
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,044,062 $ – $ – $ 3,044,062
Investment Companies 30,572,116 – – 30,572,116
Total $ 33,616,178 $ – $ – $ 33,616,178
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 232,993 $ – $ – $ 232,993
Investment Companies 2,424,394 – – 2,424,394
Repurchase Agreement – 15,925 – 15,925
Total $ 2,657,387 $ 15,925 $ – $ 2,673,312
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,687,287 $ – $ – $ 5,687,287
Investment Companies 109,362,641 – – 109,362,641
Investment Contract – – 13,512,844 13,512,844
Repurchase Agreement – 2,537,391 – 2,537,391
Total $ 115,049,928 $ 2,537,391 $ 13,512,844 $ 131,100,163
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 69
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Destination 2025
Investment
Contract Total
Balance as of October 31, 2021 $ 14,176,467 $ 14,176,467
Purchases
*
765,483 765,483
Sales (1,699,645) (1,699,645)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 13,242,305 $ 13,242,305
Destination 2030
Investment
Contract Total
Balance as of October 31, 2021 $ 6,253,955 $ 6,253,955
Purchases
*
817,163 817,163
Sales (643,389) (643,389)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 6,427,729 $ 6,427,729
Destination 2035
Investment
Contract Total
Balance as of October 31, 2021 $ 2,306,581 $ 2,306,581
Purchases
*
260,757 260,757
Sales (186,441) (186,441)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 2,380,897 $ 2,380,897
Destination 2040
Investment
Contract Total
Balance as of October 31, 2021 $ 1,213,610 $ 1,213,610
Purchases
*
100,676 100,676
Sales (105,663) (105,663)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 1,208,623 $ 1,208,623
Destination 2045
Investment
Contract Total
Balance as of October 31, 2021 $ 322,649 $ 322,649
Purchases
*
74,446 74,446
Sales (20,751) (20,751)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 376,344 $ 376,344

70 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, Funds that had overdrawn balances were as follows:
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2021 $ 16,883,076 $ 16,883,076
Purchases
*
621,230 621,230
Sales (3,991,462) (3,991,462)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 13,512,844 $ 13,512,844
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Fund
U.S. Dollar
Amount
Destination 2025 $ 9,351
Destination 2030 5,476
Destination 2035 1,461
Destination 2040 3,928
Destination 2045 1,188

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 71
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Destination 2025 $ 3,468,728
Destination 2030 2,912,926
Destination 2035 2,334,316
Destination 2040 2,072,479
Destination 2045 1,850,145
Destination 2050 1,746,941
Destination 2055 809,832
Destination 2065 15,925
Destination Retirement 2,537,391

72 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2025 CF Secured, LLC $ 3,468,728 $ – $ 3,468,728 $ (3,468,728) $ –
Total $ 3,468,728 $ – $ 3,468,728 $ (3,468,728) $ –

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 73
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2030 CF Secured, LLC $ 2,912,926 $ – $ 2,912,926 $ (2,912,926) $ –
Total $ 2,912,926 $ – $ 2,912,926 $ (2,912,926) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2035 CF Secured, LLC $ 2,334,316 $ – $ 2,334,316 $ (2,334,316) $ –
Total $ 2,334,316 $ – $ 2,334,316 $ (2,334,316) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2040 CF Secured, LLC $ 2,072,479 $ – $ 2,072,479 $ (2,072,479) $ –
Total $ 2,072,479 $ – $ 2,072,479 $ (2,072,479) $ –

74 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2045 CF Secured, LLC $ 1,850,145 $ – $ 1,850,145 $ (1,850,145) $ –
Total $ 1,850,145 $ – $ 1,850,145 $ (1,850,145) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2050 CF Secured, LLC $ 1,746,941 $ – $ 1,746,941 $ (1,746,941) $ –
Total $ 1,746,941 $ – $ 1,746,941 $ (1,746,941) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2055 CF Secured, LLC $ 809,832 $ – $ 809,832 $ (809,832) $ –
Total $ 809,832 $ – $ 809,832 $ (809,832) $ –

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 75
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2065 CF Secured, LLC $ 15,925 $ – $ 15,925 $ (15,925) $ –
Total $ 15,925 $ – $ 15,925 $ (15,925) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination
Retirement CF Secured, LLC $ 2,537,391 $ – $ 2,537,391 $ (2,537,391) $ –
Total $ 2,537,391 $ – $ 2,537,391 $ (2,537,391) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

76 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2022, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2022, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 77
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $17,151. From these fees, NFD retained a portion amounting to $2,343.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2022, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.21% 0.25% 0.25%
Destination 2030 0.25 0.25 0.25
Destination 2035 0.20 0.25 0.25
Destination 2040 0.20 0.25 0.25
Destination 2045 0.20 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.23 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.18 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 156,948
Destination 2030 192,531
Destination 2035 160,123
Destination 2040 145,498
Destination 2045 119,301
Destination 2050 123,458
Destination 2055 68,288
Destination 2060 29,292
Destination 2065 1,562
Destination Retirement 115,022

78 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract. The
Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April
30, 2022 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 22.25%
Destination 2030 21.34
Destination 2035 22.29
Destination 2040 21.65
Destination 2045 18.40
Destination 2050 16.28
Destination 2055 24.41
Destination 2060 24.68
Destination 2065 58.36
Destination Retirement 21.40
Destination 2025
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 881,475 9,654,984 755,077 (1,100,029) (20,791) (307,009) 8,982,232 261,458 —
Nationwide International
Index Fund, Class R6 2,544,892 25,273,754 1,456,398 (2,844,445) 229,999 (3,985,609) 20,130,097 723,537 —
Nationwide Mid Cap Market
Index Fund, Class R6 276,834 5,871,680 779,421 (905,215) 86,217 (1,228,347) 4,603,756 28,987 583,910
Nationwide Multi-Cap
Portfolio, Class R6 4,234,463 62,560,720 7,259,628 (7,787,700) 966,038 (14,132,977) 48,865,709 2,848,894 1,662,873
Nationwide Small Cap Index
Fund, Class R6 177,153 2,645,049 235,734 (380,747) 36,787 (646,597) 1,890,226 11,521 146,049
Nationwide Bond Portfolio,
Class R6 7,374,242 37,712,610 40,729,225 (4,765,006) (261,053) (7,490,049) 65,925,727 688,434 402,927
Nationwide Inflation-
Protected Securities Fund,
Class R6 746,028 8,211,433 961,147 (785,844) (21,158) (703,875) 7,661,703 273,177 94,521
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 17,801,138 174,904 (17,942,784) 629,684 (662,942) — 49,750 —
Nationwide Bond Index
Fund, Class R6   – 19,711,039 30,998 (19,710,011) 1,126,254 (1,158,280) — 46,698 —
Nationwide Contract ^∞(a) $13,242,305 14,176,467 765,483 (1,699,645) — — 13,242,305 145,229 —
Total 203,618,874 53,148,015 (57,921,426) 2,771,977 (30,315,685) 171,301,755 5,077,685 2,890,280
Destination 2030
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 714,765 7,779,623 697,502 (927,894) (20,128) (245,650) 7,283,453 212,798 —

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 79
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 4,000,805 38,793,271 2,845,264 (4,118,915) 146,832 (6,020,082) 31,646,370 1,134,844 —
Nationwide Mid Cap Market
Index Fund, Class R6 460,086 9,672,039 1,388,281 (1,496,303) 57,525 (1,970,311) 7,651,231 48,448 976,904
Nationwide Multi-Cap
Portfolio, Class R6 5,755,510 84,870,931 9,376,362 (11,119,745) 950,234 (17,659,193) 66,418,589 3,908,947 2,281,617
Nationwide Small Cap Index
Fund, Class R6 360,762 4,940,277 705,375 (592,072) (9,793) (1,194,459) 3,849,328 22,723 288,062
Nationwide Bond Portfolio,
Class R6 6,924,697 35,850,082 39,429,607 (5,163,620) (293,255) (7,916,021) 61,906,793 651,752 381,457
Nationwide Inflation-
Protected Securities Fund,
Class R6 367,976 3,926,068 608,464 (397,692) (14,600) (343,122) 3,779,118 133,849 46,419
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 16,727,705 241,078 (16,936,858) 562,504 (594,429) — 46,940 —
Nationwide Bond Index
Fund, Class R6   – 17,986,864 28,385 (17,984,717) 1,043,432 (1,073,964) — 42,878 —
Nationwide Contract ^∞(a) $6,427,729 6,253,955 817,163 (643,389) — — 6,427,729 67,634 —
Total 226,800,815 56,137,481 (59,381,205) 2,422,751 (37,017,231) 188,962,611 6,270,813 3,974,459
Destination 2035
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 521,572 5,501,137 501,565 (495,022) (13,510) (179,348) 5,314,822 152,812 —
Nationwide International
Index Fund, Class R6 4,353,057 39,686,546 3,494,366 (2,499,381) (51,899) (6,196,948) 34,432,684 1,179,895 —
Nationwide Mid Cap Market
Index Fund, Class R6 542,441 10,729,480 1,644,805 (1,166,841) 15,110 (2,201,752) 9,020,802 54,943 1,103,781
Nationwide Multi-Cap
Portfolio, Class R6 6,191,408 86,694,083 10,306,904 (8,008,586) 818,787 (18,362,339) 71,448,849 4,039,163 2,357,622
Nationwide Small Cap Index
Fund, Class R6 415,103 5,308,269 850,116 (390,765) (31,971) (1,306,504) 4,429,145 24,840 314,898
Nationwide Bond Portfolio,
Class R6 4,546,737 23,600,053 24,063,066 (1,755,245) (112,343) (5,147,703) 40,647,828 406,381 237,847
Nationwide Inflation-
Protected Securities Fund,
Class R6 102,588 960,862 248,397 (60,249) (2,318) (93,114) 1,053,578 34,857 11,991
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 9,497,937 166,723 (9,646,695) 269,337 (287,302) — 26,891 —
Nationwide Bond Index
Fund, Class R6   – 9,928,175 15,859 (9,927,713) 577,558 (593,879) — 24,073 —
Nationwide Contract ^∞(a) $2,380,897 2,306,581 260,757 (186,441) — — 2,380,897 25,191 —
Total 194,213,123 41,552,558 (34,136,938) 1,468,751 (34,368,889) 168,728,605 5,969,046 4,026,139
Destination 2040
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 225,589 2,112,482 384,511 (122,195) (1,546) (74,504) 2,298,748 61,861 —
Nationwide International
Index Fund, Class R6 4,128,040 37,284,353 3,257,570 (2,043,995) 18,700 (5,863,832) 32,652,796 1,108,225 —
Nationwide Mid Cap Market
Index Fund, Class R6 597,729 11,811,390 1,730,377 (1,214,417) 43,951 (2,431,068) 9,940,233 60,070 1,208,442
Nationwide Multi-Cap
Portfolio, Class R6 6,202,715 86,560,507 9,748,005 (7,326,795) 855,328 (18,257,714) 71,579,331 4,022,875 2,348,115

80 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Small Cap Index
Fund, Class R6 398,151 5,029,403 800,912 (317,147) (15,834) (1,249,058) 4,248,276 23,538 298,392
Nationwide Bond Portfolio,
Class R6 2,812,534 14,791,943 14,469,057 (889,515) (42,310) (3,185,120) 25,144,055 251,364 147,118
Nationwide Inflation-
Protected Securities Fund,
Class R6 12,968 — 147,595 (3,647) (172) (10,590) 133,186 3,603 1,245
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 6,024,302 96,452 (6,109,474) 241,277 (252,557) — 17,005 —
Nationwide Bond Index
Fund, Class R6   – 5,955,762 9,453 (5,955,754) 323,719 (333,180) — 14,316 —
Nationwide Contract ^∞(a) $1,208,623 1,213,610 100,676 (105,663) — — 1,208,623 12,868 —
Total 170,783,752 30,744,608 (24,088,602) 1,423,113 (31,657,623) 147,205,248 5,575,725 4,003,312
Destination 2045
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 43,212 338,437 92,304 22,598 (390) (12,616) 440,333 10,958 —
Nationwide International
Index Fund, Class R6 3,737,273 33,912,544 2,902,156 (1,933,308) 3,875 (5,323,438) 29,561,829 1,017,539 —
Nationwide Mid Cap Market
Index Fund, Class R6 568,578 11,125,175 1,610,099 (1,004,661) 2,506 (2,277,669) 9,455,450 57,442 1,156,734
Nationwide Multi-Cap
Portfolio, Class R6 5,822,387 81,357,046 8,928,081 (6,648,764) 524,826 (16,970,842) 67,190,347 3,822,375 2,231,085
Nationwide Small Cap Index
Fund, Class R6 368,808 4,689,228 734,044 (308,222) (22,297) (1,157,576) 3,935,177 22,124 280,468
Nationwide Bond Portfolio,
Class R6 1,858,898 9,942,594 9,634,420 (800,962) (39,633) (2,117,870) 16,618,549 169,488 99,198
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 3,984,018 48,647 (4,025,070) 112,938 (120,533) — 11,233 —
Nationwide Bond Index
Fund, Class R6   – 4,092,848 6,513 (4,092,399) 228,359 (235,321) — 9,903 —
Nationwide Contract ^∞(a) $376,344 322,649 74,446 (20,751) — — 376,344 3,764 —
Total 149,764,539 24,030,710 (18,811,539) 810,184 (28,215,865) 127,578,029 5,124,826 3,767,485
Destination 2050
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 2,722 — 31,078 (2,414) (73) (853) 27,738 772 —
Nationwide International
Index Fund, Class R6 3,485,316 31,271,852 3,132,676 (1,891,521) (59,499) (4,884,660) 27,568,848 937,838 —
Nationwide Mid Cap Market
Index Fund, Class R6 561,971 10,933,286 1,731,703 (1,077,827) (5,994) (2,235,594) 9,345,574 56,400 1,134,011
Nationwide Multi-Cap
Portfolio, Class R6 5,498,048 75,774,348 9,456,463 (6,342,908) 442,976 (15,883,408) 63,447,471 3,562,272 2,079,265
Nationwide Small Cap Index
Fund, Class R6 347,384 4,375,640 760,914 (320,857) (27,625) (1,081,485) 3,706,587 20,686 262,246
Nationwide Bond Portfolio,
Class R6 1,332,389 7,378,415 6,659,428 (583,096) (30,193) (1,512,992) 11,911,562 120,166 70,331
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 2,253,061 43,397 (2,292,146) 48,044 (52,356) — 6,383 —
Nationwide Bond Index
Fund, Class R6   – 3,184,680 5,083 (3,184,249) 176,758 (182,272) — 7,708 —
Total 135,171,282 21,820,742 (15,695,018) 544,394 (25,833,620) 116,007,780 4,712,225 3,545,853

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 81
Destination 2055
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,158,361 19,150,711 2,011,524 (1,042,750) (44,745) (3,002,108) 17,072,632 574,716 —
Nationwide Mid Cap Market
Index Fund, Class R6 370,289 7,116,608 1,160,789 (654,179) (14,787) (1,450,522) 6,157,909 36,842 739,552
Nationwide Multi-Cap
Portfolio, Class R6 3,436,678 46,822,926 6,051,739 (3,641,288) 199,766 (9,773,882) 39,659,261 2,202,403 1,285,522
Nationwide Small Cap Index
Fund, Class R6 224,973 2,803,908 499,694 (190,119) (18,845) (694,181) 2,400,457 13,258 168,080
Nationwide Bond Portfolio,
Class R6 702,710 4,030,789 3,345,546 (280,953) (16,722) (796,435) 6,282,225 63,177 36,977
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 966,662 11,793 (976,611) 26,733 (28,577) — 2,736 —
Nationwide Bond Index
Fund, Class R6   – 1,770,338 2,847 (1,770,314) 107,714 (110,585) — 4,332 —
Total 82,661,942 13,083,932 (8,556,214) 239,114 (15,856,290) 71,572,484 2,897,464 2,230,131
Destination 2060
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 922,944 7,859,579 1,431,611 (730,075) (29,379) (1,231,250) 7,300,486 240,480 —
Nationwide Mid Cap Market
Index Fund, Class R6 162,574 2,984,432 720,755 (376,346) (18,647) (606,591) 2,703,603 15,772 316,875
Nationwide Multi-Cap
Portfolio, Class R6 1,483,328 19,397,157 3,978,684 (2,232,360) 9,724 (4,035,594) 17,117,611 930,383 543,055
Nationwide Small Cap Index
Fund, Class R6 99,246 1,187,512 299,154 (122,094) (10,626) (294,991) 1,058,955 5,704 72,313
Nationwide Bond Portfolio,
Class R6 267,501 1,501,541 1,377,140 (182,599) (9,114) (295,507) 2,391,461 23,543 13,779
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 367,654 8,830 (375,793) 9,767 (10,458) — 1,037 —
Nationwide Bond Index
Fund, Class R6   – 611,472 951 (611,472) 38,405 (39,356) — 1,452 —
Total 33,909,347 7,817,125 (4,630,739) (9,870) (6,513,747) 30,572,116 1,218,371 946,022
Destination 2065
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 73,756 532,526 246,809 (101,875) (5,787) (88,262) 583,411 17,386 —
Nationwide Mid Cap Market
Index Fund, Class R6 13,041 202,741 107,543 (46,900) (5,294) (41,213) 216,877 1,149 22,988
Nationwide Multi-Cap
Portfolio, Class R6 118,958 1,318,375 645,375 (291,024) (18,339) (281,615) 1,372,772 67,503 39,401
Nationwide Small Cap Index
Fund, Class R6 8,006 81,159 43,604 (16,342) (2,324) (20,668) 85,429 416 5,274
Nationwide Bond Portfolio,
Class R6 18,558 95,033 113,872 (23,173) (1,005) (18,822) 165,905 1,471 861
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 22,535 1,779 (24,270) (190) 146 — 67 —
Nationwide Bond Index
Fund, Class R6   – 27,392 44 (27,393) (331) 288 — 67 —
Total 2,279,761 1,159,026 (530,977) (33,270) (450,146) 2,424,394 88,059 68,524

82 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022. During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further,
Destination Retirement
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 769,219 9,021,406 569,438 (1,456,130) (6,803) (289,570) 7,838,341 236,384 —
Nationwide International
Index Fund, Class R6 1,120,374 10,992,363 962,251 (1,447,417) 92,834 (1,737,873) 8,862,158 317,574 —
Nationwide Mid Cap Market
Index Fund, Class R6 133,281 2,815,979 377,113 (426,243) 34,084 (584,470) 2,216,463 13,996 282,216
Nationwide Multi-Cap
Portfolio, Class R6 2,554,535 38,474,040 4,219,015 (5,794,857) 617,426 (8,036,295) 29,479,329 1,742,325 1,016,979
Nationwide Bond Portfolio,
Class R6 5,836,520 29,526,840 35,659,447 (5,974,146) (344,945) (6,688,707) 52,178,489 562,309 329,109
Nationwide Inflation-
Protected Securities Fund,
Class R6 855,683 10,656,583 761,124 (1,760,776) 89,432 (958,502) 8,787,861 333,374 115,708
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 15,249,268 40,716 (15,261,475) 604,569 (633,078) — 42,357 —
Nationwide Bond Index
Fund, Class R6   – 17,138,095 26,826 (17,138,013) 992,745 (1,019,653) — 40,357 —
Nationwide Contract ^∞(a) $13,512,844 16,883,076 621,230 (3,991,462) — — 13,512,844 157,972 —
Total 150,757,650 43,237,160 (53,250,519) 2,079,342 (19,948,148) 122,875,485 3,446,648 1,744,012
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 83
a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new
Fund Purchases
*
Sales
Destination 2025 $ 53,724,186 $ 58,739,255
Destination 2030 57,195,743 60,452,082
Destination 2035 42,636,109 34,743,744
Destination 2040 31,993,529 24,828,027
Destination 2045 25,208,780 19,452,009
Destination 2050 22,994,950 16,186,948
Destination 2055 13,872,422 8,701,309
Destination 2060 8,286,684 4,722,256
Destination 2065 1,250,341 562,496
Destination Retirement 43,486,542 53,763,195
* Purchases include reinvestments of income and realized gain distributions, as applicable.

84 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Target Destination Funds
reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Federal Tax Information
\
As of April 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund % of Shares
Number of
Accounts
Destination 2025 62.55% 1
Destination 2030 63.73 1
Destination 2035 63.28 1
Destination 2040 63.29 1
Destination 2045 68.36 1
Destination 2050 68.89 1
Destination 2055 82.45 2(a)
Destination 2060 85.71 3(a)
Destination 2065 84.50 3(a)
Destination Retirement 62.46 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 182,235,050 $ 11,638,666 $ (9,579,511) $ 2,059,155
Destination 2030 199,785,119 13,957,269 (9,417,104) 4,540,165
Destination 2035 178,734,628 12,564,613 (6,394,897) 6,169,716
Destination 2040 155,917,145 11,261,621 (4,213,329) 7,048,292
Destination 2045 134,579,725 10,109,278 (2,946,944) 7,162,334
Destination 2050 123,731,437 7,945,399 (2,270,745) 5,674,654

Target Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 85
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2055 76,774,450 3,959,783 (1,244,179) 2,715,604
Destination 2060 32,449,592 1,603,391 (436,805) 1,166,586
Destination 2065 2,709,659 10,554 (46,901) (36,347)
Destination Retirement 131,952,711 7,189,334 (8,041,882) (852,548)

86 - Supplemental Information - April 30, 2022 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment
Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

Target Destination Funds - April 30, 2022 (Unaudited) - Supplemental Information - 87
The Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the Adviser based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to the median of its peer group or higher than the median but within what the Trustee’s considered to be a generally acceptable range of the
Fund’s peer group median (within 2 basis points in each case, except in the case of the Nationwide Destination Retirement Fund, which was less than 5 basis points over the median). The Trustees noted that the actual management fees paid by each of the
Funds were paid at rates higher than the median of the Fund’s peers, in the fifth quintile of its peer group (there was no peer ranking for Nationwide Destination 2065 Fund). The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures. The Trustees considered that, because the Funds’ management fees are “unified fees,” the Adviser pays substantially all of the expenses of managing and operating the Funds out of its management fees, resulting in management fees that are higher than they would be if the management fees were paid on a traditional (not unified) basis. They considered that, in fact, none of the Funds’ peers pay management fees, at least in part because their sponsors presumably earn revenues indirectly through the Funds’ investments in affiliated funds or through other related revenue sources.
The Trustees considered that, with the exception of the Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund,
Nationwide Destination 2055 Fund, and Nationwide Destination 2060 Fund, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the one-year period for Nationwide Destination 2065 Fund which

88 - Supplemental Information - April 30, 2022 (Unaudited) - Target Destination Funds
commenced operations in February 2020) at or above its peer group median, or above the median but within the top three comparative quintiles. With respect to those other Funds, the Trustees considered the Adviser’s statement that, while each Fund had experienced performance below its peer group median and in the fourth quintile of its peer group for the period ended June
30, 2021, its performance had improved to the third quintile and above the median for the one-year period ended the same date (or the second quintile for Nationwide Destination 2050 Fund and Nationwide Destination 2055 Fund). The Trustees also considered recent changes made by the Adviser in certain underlying funds in which the Funds invest in and the effort to improve the Funds’
relative performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual

Target Destination Funds - April 30, 2022 (Unaudited) - Supplemental Information - 89
period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Target Destination Funds - April 30, 2022 (Unaudited) - Management Information - 91
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

92 - Management Information - April 30, 2022 (Unaudited) - Target Destination Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - April 30, 2022 (Unaudited) - Management Information - 93
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

94 - Market Index Definitions - April 30, 2022 (Unaudited) - Target Destination Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Target Destination Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 95
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

96 - Market Index Definitions - April 30, 2022 (Unaudited) - Target Destination Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Target Destination Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 97
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

98 - Market Index Definitions - April 30, 2022 (Unaudited) - Target Destination Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Target Destination Funds - April 30, 2022 (Unaudited) - Glossary - 99
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

100 - Glossary - April 30, 2022 (Unaudited) - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Target Destination Funds - April 30, 2022 (Unaudited) - Glossary - 101
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 8
Statements of Investments 11
Statements of Assets and Liabilities 20
Statements of Operations 24
Statements of Changes in Net Assets 26
Statements of Cash Flows 38
Financial Highlights 40
Notes to Financial Statements 50
Supplemental Information 67
Management Information 71
Market Index Definitions 75
Glossary 80

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide Investor Destinations Aggresive Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Equity Funds 95.5%
Fixed Income Funds 2.5%
Alternative Assets 2.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 45.2%
Nationwide International Index Fund, Class R6 17.6%
Nationwide Mid Cap Market Index Fund, Class R6 11.8%
iShares Core MSCI Emerging Markets ETF 8.2%
Nationwide International Small Cap Fund, Class R6 4.0%
Nationwide GQG U.S. Quality Equity Fund, Class R6 2.1%
iShares Core S&P Small-Cap ETF 2.0%
Nationwide Loomis All Cap Growth Fund, Class R6 1.9%
Nationwide Bond Portfolio, Class R6 1.5%
Nationwide Risk-Based US Equity ETF 1.3%
Other Holdings 4.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Aggresive Fund
Asset Allocation
1
Equity Funds 80.8%
Fixed Income Funds 12.6%
Alternative Assets 6.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 42.3%
Nationwide International Index Fund, Class R6 12.7%
Nationwide Bond Portfolio, Class R6 9.5%
Nationwide Mid Cap Market Index Fund, Class R6 7.7%
iShares Core MSCI Emerging Markets ETF 7.5%
Nationwide International Small Cap Fund, Class R6 3.4%
Nationwide Amundi Global High Yield Fund, Class
R6 3.1%
Nationwide Emerging Markets Debt Fund, Class R6 2.1%
Nationwide Loomis Core Bond Fund, Class R6 2.0%
iShares Core S&P Small-Cap ETF 2.0%
Other Holdings 7.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Investor Destinations Moderate Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 61.5%
Fixed Income Funds 26.1%
Alternative Assets 6.7%
Investment Contract 5.7%
Repurchase Agreement 1.6%
Liabilities in excess of other assets (1.6)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 33.6%
Nationwide Bond Portfolio, Class R6 11.8%
Nationwide International Index Fund, Class R6 10.5%
Nationwide Contract 5.6%
Nationwide Loomis Core Bond Fund, Class R6 5.0%
Nationwide Mid Cap Market Index Fund, Class R6 4.6%
iShares Core MSCI Emerging Markets ETF 4.2%
Nationwide Loomis Short Term Bond Fund, Class R6 4.1%
Nationwide Amundi Global High Yield Fund, Class
R6 3.0%
iShares Core S&P Small-Cap ETF 2.4%
Other Holdings
#
15.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 43.3%
Equity Funds 41.5%
Investment Contract 9.6%
Alternative Assets 5.7%
Repurchase Agreement 2.4%
Liabilities in excess of other assets (2.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 22.8%
Nationwide Bond Portfolio, Class R6 21.9%
Nationwide Contract 9.4%
Nationwide Loomis Short Term Bond Fund, Class R6 7.5%
Nationwide International Index Fund, Class R6 7.2%
Nationwide Loomis Core Bond Fund, Class R6 3.9%
Nationwide Mid Cap Market Index Fund, Class R6 3.9%
Nationwide Amundi Global High Yield Fund, Class
R6 3.0%
iShares Core MSCI Emerging Markets ETF 3.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
Other Holdings
#
14.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Investor Destinations Conservative Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 58.9%
Equity Funds 21.6%
Investment Contract 13.4%
Alternative Assets 6.2%
Repurchase Agreement 4.1%
Liabilities in excess of other assets (4.2)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 27.5%
Nationwide Contract 12.9%
Nationwide Loomis Short Term Bond Fund, Class R6 12.8%
Nationwide Multi-Cap Portfolio, Class R6 11.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.8%
Nationwide International Index Fund, Class R6 3.7%
iShares 20+ Year Treasury Bond ETF 3.6%
Nationwide Amundi Strategic Income Fund, Class
R6 3.0%
iShares 7-10 Year Treasury Bond ETF 2.9%
iShares U.S. Treasury Bond ETF 2.6%
Other Holdings
#
14.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Shareholder Expense Examples - April 30, 2022 (Unaudited) - Investor Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from
November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Investor Destinations Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 868.30 2.46 0.53
Hypothetical
(b)(c)
1,000.00 1,022.17 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 865.50 5.74 1.24
Hypothetical
(b)(c)
1,000.00 1,018.65 6.21 1.24
Class R Shares
Actual
(b)
1,000.00 866.60 3.93 0.85
Hypothetical
(b)(c)
1,000.00 1,020.58 4.26 0.85
Class R6 Shares
Actual
(b)
1,000.00 870.10 0.88 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 869.20 1.48 0.32
Hypothetical
(b)(c)
1,000.00 1,023.21 1.61 0.32
Service Class Shares
Actual
(b)
1,000.00 868.60 2.73 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59

Investor Destination Funds - April 30, 2022 (Unaudited) - Shareholder Expense Examples - 9
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 874.10 2.42 0.52
Hypothetical
(b)(c)
1,000.00 1,022.22 2.61 0.52
Class C Shares
Actual
(b)
1,000.00 870.40 5.66 1.22
Hypothetical
(b)(c)
1,000.00 1,018.74 6.11 1.22
Class R Shares
Actual
(b)
1,000.00 872.50 3.90 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class R6 Shares
Actual
(b)
1,000.00 875.70 0.84 0.18
Hypothetical
(b)(c)
1,000.00 1,023.90 0.90 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 875.20 1.07 0.23
Hypothetical
(b)(c)
1,000.00 1,023.65 1.15 0.23
Service Class Shares
Actual
(b)
1,000.00 873.50 2.69 0.58
Hypothetical
(b)(c)
1,000.00 1,021.92 2.91 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 889.20 2.48 0.53
Hypothetical
(b)(c)
1,000.00 1,022.17 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 885.60 5.75 1.23
Hypothetical
(b)(c)
1,000.00 1,018.70 6.16 1.23
Class R Shares
Actual
(b)
1,000.00 887.90 3.93 0.84
Hypothetical
(b)(c)
1,000.00 1,020.63 4.21 0.84
Class R6 Shares
Actual
(b)
1,000.00 890.90 0.89 0.19
Hypothetical
(b)(c)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 890.50 1.17 0.25
Hypothetical
(b)(c)
1,000.00 1,023.55 1.25 0.25
Service Class Shares
Actual
(b)
1,000.00 889.10 2.76 0.59
Hypothetical
(b)(c)
1,000.00 1,021.87 2.96 0.59

10 - Shareholder Expense Examples - April 30, 2022 (Unaudited) - Investor Destination Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
(a)
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
(a)
Nationwide Investor Destinations Moderately Conservative Fund
Class A Shares
Actual
(b)
1,000.00 902.80 2.41 0.51
Hypothetical
(b)(c)
1,000.00 1,022.27 2.56 0.51
Class C Shares
Actual
(b)
1,000.00 900.20 6.03 1.28
Hypothetical
(b)(c)
1,000.00 1,018.45 6.41 1.28
Class R Shares
Actual
(b)
1,000.00 900.50 4.15 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class R6 Shares
Actual
(b)
1,000.00 903.80 1.04 0.22
Hypothetical
(b)(c)
1,000.00 1,023.70 1.10 0.22
Institutional Service Class Shares
Actual
(b)
1,000.00 903.80 1.37 0.29
Hypothetical
(b)(c)
1,000.00 1,023.36 1.45 0.29
Service Class Shares
Actual
(b)
1,000.00 902.30 2.97 0.63
Hypothetical
(b)(c)
1,000.00 1,021.67 3.16 0.63
Nationwide Investor Destinations Conservative Fund
Class A Shares
Actual
(b)
1,000.00 917.90 2.43 0.51
Hypothetical
(b)(c)
1,000.00 1,022.27 2.56 0.51
Class C Shares
Actual
(b)
1,000.00 913.80 6.07 1.28
Hypothetical
(b)(c)
1,000.00 1,018.45 6.41 1.28
Class R Shares
Actual
(b)
1,000.00 916.00 4.13 0.87
Hypothetical
(b)(c)
1,000.00 1,020.48 4.36 0.87
Class R6 Shares
Actual
(b)
1,000.00 918.00 1.00 0.21
Hypothetical
(b)(c)
1,000.00 1,023.75 1.05 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 918.20 1.47 0.31
Hypothetical
(b)(c)
1,000.00 1,023.26 1.56 0.31
Service Class Shares
Actual
(b)
1,000.00 916.80 2.90 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Investor Destinations Aggressive Fund - April 30, 2022 (Unaudited) - Statement of Investments - 11
Investment Companies 87.3%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,068,659 9,457,634
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,164,659 9,538,554
Total Alternative Assets
(cost $21,231,867) 18,996,188
Equity Funds 82.7%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,593,399 19,710,348
Nationwide International Index
Fund, Class R6(a) 20,464,823 161,876,751
Nationwide International Small
Cap Fund, Class R6(a) 3,992,734 36,573,444
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,254,312 17,096,268
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,497,868 108,059,544
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,945,289 414,808,633
Total Equity Funds
(cost $672,460,087) 758,124,988
Investment Companies
Shares Value ($)
Fixed Income Funds 2.5%
Nationwide Bond Portfolio, Class
R6(a) 1,545,305 13,815,023
Nationwide Loomis Core Bond
Fund, Class R6(a) 931,830 9,318,304
Total Fixed Income Funds
(cost $25,451,099) 23,133,327
Total Investment Companies
(cost $719,143,053) 800,254,503
Exchange Traded Funds 12.8%
Equity Funds 12.8%
iShares Core MSCI Emerging
Markets ETF 1,435,296 74,994,216
iShares Core S&P Small-Cap
ETF 181,917 18,086,188
Nationwide Risk-Based
International Equity ETF(a) 484,670 11,850,909
Nationwide Risk-Based US
Equity ETF(a) 318,429 11,996,494
Total Exchange Traded Funds
(cost $122,991,516) 116,927,807
Total Investments
(cost $842,134,569) — 100.1% 917,182,310
Liabilities in excess of other assets — (0.1)% (616,571)
NET ASSETS — 100.0% $ 916,565,739
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 88.5%
Shares Value ($)
Alternative Assets 6.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,723,380 41,801,915
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,101,309 21,412,344
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,405,403 27,890,251
Total Alternative Assets
(cost $98,904,746) 91,104,510
Equity Funds 69.2%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,764,007 21,820,769
Nationwide International Index
Fund, Class R6(a) 21,686,057 171,536,714
Nationwide International Small
Cap Fund, Class R6(a) 4,994,520 45,749,801
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,377,375 18,773,619
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,289,560 104,595,389
Nationwide Multi-Cap Portfolio,
Class R6(a) 49,579,578 572,148,329
Total Equity Funds
(cost $819,645,019) 934,624,621
Investment Companies
Shares Value ($)
Fixed Income Funds 12.6%
Nationwide Bond Portfolio, Class
R6(a) 14,415,102 128,871,014
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,321,576 13,572,585
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,738,102 27,381,022
Total Fixed Income Funds
(cost $184,080,930) 169,824,621
Total Investment Companies
(cost $1,102,630,695) 1,195,553,752
Exchange Traded Funds 11.6%
Equity Funds 11.6%
iShares Core MSCI Emerging
Markets ETF 1,949,192 101,845,282
iShares Core S&P Small-Cap
ETF 267,015 26,546,631
Nationwide Risk-Based
International Equity ETF(a) 570,095 13,939,678
Nationwide Risk-Based US
Equity ETF(a) 372,926 14,049,614
Total Exchange Traded Funds
(cost $163,438,513) 156,381,205
Total Investments
(cost $1,266,069,208) — 100.1% 1,351,934,957
Liabilities in excess of other assets — (0.1)% (723,447)
NET ASSETS — 100.0% $ 1,351,211,510
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderate Fund - April 30, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 82.1%
Shares Value ($)
Alternative Assets 6.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,620,368 32,040,261
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,610,631 16,412,329
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,621,176 21,467,428
Total Alternative Assets
(cost $76,276,557) 69,920,018
Equity Funds 53.2%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 858,307 10,617,260
Nationwide International Index
Fund, Class R6(a) 14,052,746 111,157,221
Nationwide International Small
Cap Fund, Class R6(a) 2,082,379 19,074,591
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 653,716 8,910,148
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,938,326 48,864,355
Nationwide Multi-Cap Portfolio,
Class R6(a) 30,738,732 354,724,967
Total Equity Funds
(cost $471,078,819) 553,348,542
Fixed Income Funds 22.2%
Nationwide Bond Portfolio, Class
R6(a) 13,947,807 124,693,398
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,012,196 10,395,249
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,242,849 52,428,494
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,376,616 43,065,901
Total Fixed Income Funds
(cost $247,627,331) 230,583,042
Total Investment Companies
(cost $794,982,707) 853,851,602
Exchange Traded Funds 12.2%
Equity Funds 8.3%
iShares Core MSCI Emerging
Markets ETF 852,012 44,517,627
iShares Core S&P Small-Cap
ETF 257,313 25,582,059
Nationwide Risk-Based
International Equity ETF(a) 326,254 7,977,400
Nationwide Risk-Based US
Equity ETF(a) 214,512 8,081,525
Total Equity Funds
(cost $91,423,727) 86,158,611
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF(b) 123,993 14,810,964
iShares 7-10 Year Treasury
Bond ETF 100,997 10,383,502
Exchange Traded Funds
Shares Value ($)
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 13,927 1,568,180
iShares U.S. Treasury Bond ETF 596,777 14,412,164
Total Fixed Income Funds
(cost $45,115,706) 41,174,810
Total Exchange Traded Funds
(cost $136,539,433) 127,333,421
Investment Contract 5.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 59,489,502 59,489,502
Total Investment Contract
(cost $59,489,502) 59,489,502
Repurchase Agreement 1.6%
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$16,409,968, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.63%,
maturing 6/30/2022 -
11/15/2051; total market
value $16,738,167.(d)(e) 16,409,598 16,409,598
Total Repurchase Agreement
(cost $16,409,598) 16,409,598
Total Investments
(cost $1,007,421,240) — 101.6% 1,057,084,123
Liabilities in excess of other assets — (1.6)% (17,076,207)
NET ASSETS — 100.0% $ 1,040,007,916

14 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Moderate Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $16,378,912, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $16,409,598 and by $534,769 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
4/30/2022 – 11/15/2051, a total value of $16,944,367.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $16,409,598.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2022 (Unaudited) - Statement of Investments - 15
Investment Companies 78.5%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,279,045 11,319,550
Nationwide Amundi Strategic
Income Fund, Class R6(a) 567,153 5,779,284
Nationwide Emerging Markets
Debt Fund, Class R6(a) 461,608 3,780,567
Total Alternative Assets
(cost $22,464,144) 20,879,401
Equity Funds 35.7%
Nationwide International Index
Fund, Class R6(a) 3,422,039 27,068,325
Nationwide International Small
Cap Fund, Class R6(a) 358,758 3,286,222
Nationwide Mid Cap Market
Index Fund, Class R6(a) 883,059 14,685,272
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,475,346 86,265,488
Total Equity Funds
(cost $109,212,097) 131,305,307
Fixed Income Funds 37.1%
Nationwide Bond Portfolio, Class
R6(a) 9,231,217 82,527,081
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,073,186 11,021,619
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,481,025 14,810,252
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,892,689 28,464,056
Total Fixed Income Funds
(cost $144,119,785) 136,823,008
Total Investment Companies
(cost $275,796,026) 289,007,716
Exchange Traded Funds 12.0%
Equity Funds 5.8%
iShares Core MSCI Emerging
Markets ETF 214,164 11,190,069
iShares Core S&P Small-Cap
ETF 45,295 4,503,229
Nationwide Risk-Based
International Equity ETF(a) 114,966 2,811,091
Nationwide Risk-Based US
Equity ETF(a) 75,292 2,836,551
Total Equity Funds
(cost $22,083,549) 21,340,940
Fixed Income Funds 6.2%
iShares 20+ Year Treasury Bond
ETF(b) 58,202 6,952,229
iShares 7-10 Year Treasury Bond
ETF(b) 71,474 7,348,242
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 7,190 809,594
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 316,675 7,647,701
Total Fixed Income Funds
(cost $25,065,930) 22,757,766
Total Exchange Traded Funds
(cost $47,149,479) 44,098,706
Investment Contract 9.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 35,534,111 35,534,111
Total Investment Contract
(cost $35,534,111) 35,534,111
Repurchase Agreement 2.4%
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$9,019,439, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051; total
market value $9,199,827.
(d)(e) 9,019,235 9,019,235
Total Repurchase Agreement
(cost $9,019,235) 9,019,235
Total Investments
(cost $367,498,851) — 102.5% 377,659,768
Liabilities in excess of other assets — (2.5)% (9,283,964)
NET ASSETS — 100.0% $ 368,375,804
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $8,995,311, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$9,019,235 and by $268,437 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.75%, and maturity dates ranging from 4/30/2022 –
11/15/2051, a total value of $9,287,672.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $9,019,235.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.

16 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - April 30, 2022 (Unaudited) - Statement of Investments - 17
Investment Companies 73.7%
Shares Value ($)
Alternative Assets 6.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,202,761 10,644,435
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,607,898 16,384,479
Nationwide Emerging Markets
Debt Fund, Class R6(a) 650,516 5,327,723
Total Alternative Assets
(cost $33,883,553) 32,356,637
Equity Funds 18.5%
Nationwide International Index
Fund, Class R6(a) 2,558,079 20,234,405
Nationwide International Small
Cap Fund, Class R6(a) 252,743 2,315,126
Nationwide Mid Cap Market
Index Fund, Class R6(a) 568,623 9,456,202
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,613,162 64,775,888
Total Equity Funds
(cost $77,815,871) 96,781,621
Fixed Income Funds 49.0%
Nationwide Bond Portfolio, Class
R6(a) 16,769,749 149,921,555
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,521,980 25,900,735
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,040,810 10,408,096
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 7,074,964 69,617,650
Total Fixed Income Funds
(cost $268,733,307) 255,848,036
Total Investment Companies
(cost $380,432,731) 384,986,294
Exchange Traded Funds 13.0%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF 166,507 8,699,990
iShares Core S&P Small-Cap
ETF 12,831 1,275,658
Nationwide Risk-Based
International Equity ETF(a) 130,994 3,203,000
Nationwide Risk-Based US
Equity ETF(a) 85,491 3,220,788
Total Equity Funds
(cost $16,793,082) 16,399,436
Fixed Income Funds 9.9%
iShares 20+ Year Treasury Bond
ETF(b) 165,751 19,798,957
iShares 7-10 Year Treasury
Bond ETF 152,628 15,691,685
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 13,890 1,564,014
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 597,360 14,426,244
Total Fixed Income Funds
(cost $56,876,668) 51,480,900
Total Exchange Traded Funds
(cost $73,669,750) 67,880,336
Investment Contract 13.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 70,151,681 70,151,681
Total Investment Contract
(cost $70,151,681) 70,151,681
Repurchase Agreement 4.1%
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase price
$21,615,734, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.63%,
maturing 6/30/2022 -
11/15/2051; total market
value $22,048,048.(d)(e) 21,615,247 21,615,247
Total Repurchase Agreement
(cost $21,615,247) 21,615,247
Total Investments
(cost $545,869,409) — 104.2% 544,633,558
Liabilities in excess of other assets — (4.2)% (22,098,725)
NET ASSETS — 100.0% $ 522,534,833
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $21,362,739, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $21,615,247 and by $542,603 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.75%, and maturity dates ranging from
4/30/2022 – 11/15/2051, a total value of $22,157,850.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $21,615,247.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Investor Destinations Conservative Fund
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 824,101,906 $ 1,223,543,044
Investment securities of unaffiliated issuers, at value
*
93,080,404 128,391,913
Repurchase agreements, at value — —
Interest receivable 21 39
Security lending income receivable — —
Receivable for investments sold — —
Receivable for capital shares issued 312,174 458,254
Prepaid expenses 52,181 56,966
Total Assets 917,546,686 1,352,450,216
Liabilities:
Payable for investments purchased 71,942 179,895
Payable for capital shares redeemed 297,392 194,841
Cash overdraft (Note 2) 38,529 59,862
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 103,880 152,110
Fund administration fees 30,945 38,986
Distribution fees 158,438 225,728
Administrative servicing fees 182,491 247,664
Accounting and transfer agent fees 11,135 19,031
Trustee fees 2,164 3,193
Custodian fees 10,304 17,379
Compliance program costs (Note 3) 99 154
Professional fees 23,218 28,081
Printing fees 33,300 45,215
Other 17,110 26,567
Total Liabilities 980,947 1,238,706
Net Assets $ 916,565,739 $ 1,351,211,510
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers 745,177,298 1,133,192,818
Cost of investment securities of unaffiliated issuers 96,957,271 132,876,390
Cost of repurchase agreements — —
Represented by:
Capital $ 840,845,615 $ 1,255,247,418
Total distributable earnings (loss) 75,720,124 95,964,092
Net Assets $ 916,565,739 $ 1,351,211,510

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 21
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 929,400,029 $ 330,189,469 $ 461,561,763
111,274,496 38,451,064 61,456,548
16,409,598 9,019,235 21,615,247
206 108 196
2,052 979 2,465
389,919 88,529 495,752
176,643 86,838 121,284
57,278 49,562 51,844
1,057,710,221 377,885,784 545,305,099
— — —
567,233 173,927 528,366
52,078 12,631 162,471
16,409,598 9,019,235 21,615,247
116,359 40,809 57,634
33,065 20,468 23,305
180,420 71,011 121,917
215,831 96,086 154,940
17,019 8,757 11,247
2,471 854 1,266
14,526 5,071 4,090
122 44 70
24,815 17,198 19,080
44,136 32,828 60,779
24,632 11,061 9,854
17,702,305 9,509,980 22,770,266
$ 1,040,007,916 $ 368,375,804 $ 522,534,833
16,378,912 8,995,311 21,362,739
872,010,852 317,497,866 457,601,472
119,000,790 40,981,750 66,652,690
16,409,598 9,019,235 21,615,247
$ 984,788,303 $ 359,364,542 $ 527,549,546
55,219,613 9,011,262 (5,014,713)
$ 1,040,007,916 $ 368,375,804 $ 522,534,833

22 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class A Shares $ 82,178,311 $ 161,900,805
Class C Shares 9,522,057 16,836,254
Class R Shares 43,000,804 88,224,301
Class R6 Shares 257,883,236 429,781,990
Institutional Service Class Shares 4,355,964 18,677,767
Service Class Shares 519,625,367 635,790,393
Total $ 916,565,739 $ 1,351,211,510
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 9,098,125 17,464,948
Class C Shares 1,123,093 1,921,107
Class R Shares 4,946,214 9,965,512
Class R6 Shares 27,920,040 46,386,731
Institutional Service Class Shares 480,719 2,021,845
Service Class Shares 57,367,141 68,871,696
Total 100,935,332 146,631,839
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .03 (a) $ 9 .27 (a)
Class C Shares $ 8 .48 (b) $ 8 .76 (b)
Class R Shares $ 8 .69 $ 8 .85
Class R6 Shares $ 9 .24 $ 9 .27
Institutional Service Class Shares $ 9 .06 $ 9 .24
Service Class Shares $ 9 .06 $ 9 .23
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .58 $ 9 .84
Maximum Sales Charge:
Class A Shares 5 .75% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 23
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 146,026,780 $ 67,323,414 $ 84,072,969
27,393,042 24,873,996 86,453,700
61,660,414 20,191,679 20,880,900
339,756,338 126,054,390 89,262,559
7,591,434 4,684,528 138,064,411
457,579,908 125,247,797 103,800,294
$ 1,040,007,916 $ 368,375,804 $ 522,534,833
15,862,149 6,966,457 8,530,757
3,080,384 2,597,624 8,827,550
6,969,661 2,082,976 2,124,040
37,176,284 12,856,583 9,003,960
831,672 480,331 13,964,716
50,026,533 12,849,709 10,493,314
113,946,683 37,833,680 52,944,337
$ 9 .21 (a) $ 9 .66 (a) $ 9 .86 (a)
$ 8 .89 (b) $ 9 .58 (b) $ 9 .79 (b)
$ 8 .85 $ 9 .69 $ 9 .83
$ 9 .14 $ 9 .80 $ 9 .91
$ 9 .13 $ 9 .75 $ 9 .89
$ 9 .15 $ 9 .75 $ 9 .89
$ 9 .77 $ 10 .25 $ 10 .46
5 .75% 5 .75% 5 .75%

24 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Nationwide Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 33,806,316 $ 49,312,216
Dividend income from unaffiliated issuers 1,839,790 2,556,697
Interest income (unaffiliated) 99 130
Income from securities lending (Note 2) 23 1,248
Interest income from affiliated issuers — —
Total Income 35,646,228 51,870,291
EXPENSES:
Investment advisory fees 666,074 978,033
Fund administration fees 139,626 192,070
Distribution fees Class A 115,412 224,659
Distribution fees Class C 54,704 97,756
Distribution fees Class R 121,179 248,015
Distribution fees Service Class 724,581 883,968
Administrative servicing fees Class A 41,549 80,879
Administrative servicing fees Class C 2,830 3,910
Administrative servicing fees Class R 38,778 79,366
Administrative servicing fees Institutional Service Class 3,239 5,248
Administrative servicing fees Service Class 434,751 530,383
Registration and filing fees 39,718 40,805
Professional fees 18,516 24,083
Printing fees 16,301 22,956
Trustee fees 14,547 21,347
Custodian fees 22,246 31,910
Accounting and transfer agent fees 18,286 30,947
Compliance program costs (Note 3) 1,729 2,541
Other 14,524 20,077
Total Expenses 2,488,590 3,518,953
NET INVESTMENT INCOME 33,157,638 48,351,338
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 33,825,005 42,205,707
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,496,248 2,411,494
Transactions in investment securities of unaffiliated issuers 64,641 22,859
Net realized gains (losses) 35,385,894 44,640,060
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (192,242,399) (267,031,055)
Investment securities of unaffiliated issuers (16,139,591) (22,200,841)
Net change in unrealized appreciation/depreciation (208,381,990) (289,231,896)
Net realized/unrealized gains (losses) (172,996,096) (244,591,836)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (139,838,458) $ (196,240,498)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 25
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 32,657,864 $ 9,115,753 $ 9,447,841
1,481,850 417,637 521,971
230 411 403
13,071 6,429 16,828
808,385 474,157 947,092
34,961,400 10,014,387 10,934,135
747,533 262,619 373,334
153,293 71,780 90,367
201,657 89,184 110,188
157,422 144,381 481,795
174,079 56,578 57,733
629,328 169,787 137,443
72,598 14,270 22,038
7,139 8,663 33,725
52,224 18,267 18,475
2,787 2,062 79,857
377,599 108,664 82,466
40,919 39,230 41,371
20,052 11,475 13,328
21,289 13,755 20,864
16,310 5,716 8,121
24,047 7,126 13,409
27,799 14,386 19,308
1,945 683 973
16,862 8,175 9,999
2,744,882 1,046,801 1,614,794
32,216,518 8,967,586 9,319,341
24,383,515 6,600,101 6,033,559
2,464,966 726,506 172,059
(228,830) (115,391) (427,112)
26,619,651 7,211,216 5,778,506
(173,697,024) (51,182,977) (55,249,403)
(16,628,904) (5,296,091) (8,460,052)
(190,325,928) (56,479,068) (63,709,455)
(163,706,277) (49,267,852) (57,930,949)
$ (131,489,759) $ (40,300,266) $ (48,611,608)

The accompanying notes are an integral part of these financial instruments
26 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 33,157,638 $ 25,940,556
Net realized gains 35,385,894 32,238,906
Net change in unrealized appreciation/depreciation (208,381,990) 264,435,384
Change in net assets resulting from operations (139,838,458) 322,614,846
Distributions to Shareholders From:
Distributable earnings:
Class A (6,223,556) (2,282,559)
Class C (763,715) (389,523)
Class R (3,336,619) (1,315,689)
Class R6 (19,290,918) (8,043,941)
Institutional Service Class (329,036) (131,849)
Service Class (38,431,013) (15,332,320)
Change in net assets from shareholder distributions (68,374,857) (27,495,881)
Change in net assets from capital transactions 17,545,641 (85,113,453)
Change in net assets (190,667,674) 210,005,512
Net Assets:
Beginning of period 1,107,233,413 897,227,901
End of period $ 916,565,739 $ 1,107,233,413

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 48,351,338 $ 40,956,076 $ 32,216,518 $ 30,231,195
44,640,060 45,896,512 26,619,651 33,633,472
(289,231,896) 334,520,933 (190,325,928) 196,250,035
(196,240,498) 421,373,521 (131,489,759) 260,114,702
(10,466,383) (4,768,995) (8,521,440) (4,068,642)
(1,177,796) (703,727) (1,651,777) (953,973)
(5,975,399) (2,767,798) (3,797,131) (1,800,260)
(28,309,229) (14,847,768) (20,437,894) (12,392,208)
(1,238,606) (632,864) (467,472) (296,992)
(40,920,523) (20,031,400) (26,375,725) (13,482,031)
(88,087,936) (43,752,552) (61,251,439) (32,994,106)
15,058,293 (145,846,652) (1,399,229) (137,995,785)
(269,270,141) 231,774,317 (194,140,427) 89,124,811
1,620,481,651 1,388,707,334 1,234,148,343 1,145,023,532
$ 1,351,211,510 $ 1,620,481,651 $ 1,040,007,916 $ 1,234,148,343

The accompanying notes are an integral part of these financial instruments
28 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,294,732 $ 7,772,060
Proceeds from shares issued from class conversion (Note 1) 221,201 488,836
Dividends reinvested 5,264,782 1,927,324
Cost of shares redeemed (8,098,950) (11,632,611)
Total Class A Shares 2,681,765 (1,444,391)
Class C Shares
Proceeds from shares issued 583,305 1,102,811
Dividends reinvested 687,785 347,120
Cost of shares redeemed in class conversion (Note 1) (221,201) (488,836)
Cost of shares redeemed (2,549,488) (5,086,328)
Total Class C Shares (1,499,599) (4,125,233)
Class R Shares
Proceeds from shares issued 2,142,368 5,842,253
Dividends reinvested 3,316,055 1,305,067
Cost of shares redeemed (5,144,764) (13,222,220)
Total Class R Shares 313,659 (6,074,900)
Class R6 Shares
Proceeds from shares issued 9,676,159 91,868,591
Dividends reinvested 18,856,183 7,879,733
Cost of shares redeemed (25,073,455) (101,660,812)
Total Class R6 Shares 3,458,887 (1,912,488)
Institutional Service Class Shares
Proceeds from shares issued 469,843 1,038,455
Dividends reinvested 209,640 73,773
Cost of shares redeemed (1,078,799) (800,365)
Total Institutional Service Class Shares (399,316) 311,863
Service Class Shares
Proceeds from shares issued 18,275,001 31,762,957
Dividends reinvested 38,431,013 15,332,320
Cost of shares redeemed (43,715,769) (118,963,581)
Total Service Class Shares 12,990,245 (71,868,304)
Change in net assets from capital transactions $ 17,545,641 $ (85,113,453)

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 7,910,508 $ 12,044,720 $ 9,212,499 $ 13,192,196
333,305 1,072,786 425,286 1,801,299
8,826,978 3,984,166 7,109,594 3,339,778
(12,200,636) (20,504,218) (14,330,093) (19,462,739)
4,870,155 (3,402,546) 2,417,286 (1,129,466)
671,206 1,634,694 1,422,826 3,665,948
1,126,112 661,872 1,570,595 904,775
(333,305) (1,072,786) (425,286) (1,801,299)
(4,087,073) (8,441,372) (5,542,787) (13,611,158)
(2,623,060) (7,217,592) (2,974,652) (10,841,734)
3,494,207 5,977,111 3,549,150 4,440,847
5,960,669 2,759,596 3,796,497 1,797,335
(9,298,397) (20,747,508) (9,070,965) (17,785,710)
156,479 (12,010,801) (1,725,318) (11,547,528)
14,676,325 95,629,337 9,766,751 86,365,408
28,055,298 14,669,341 20,225,140 12,062,784
(38,648,680) (142,833,850) (34,665,902) (149,521,069)
4,082,943 (32,535,172) (4,674,011) (51,092,877)
636,630 1,121,156 440,726 1,137,146
807,579 419,949 268,052 154,817
(1,614,659) (2,551,390) (1,075,443) (3,771,525)
(170,450) (1,010,285) (366,665) (2,479,562)
15,876,211 32,937,555 14,614,198 28,652,168
40,920,523 20,031,400 26,375,725 13,482,031
(48,054,508) (142,639,211) (35,065,792) (103,038,817)
8,742,226 (89,670,256) 5,924,131 (60,904,618)
$ 15,058,293 $ (145,846,652) $ (1,399,229) $ (137,995,785)

The accompanying notes are an integral part of these financial instruments
30 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 506,334 755,394
Issued in class conversion (Note 1) 20,917 47,919
Reinvested 505,257 203,950
Redeemed (793,765) (1,141,868)
Total Class A Shares 238,743 (134,605)
Class C Shares
Issued 61,248 112,433
Reinvested 70,182 38,655
Redeemed in class conversion (Note 1) (22,207) (50,637)
Redeemed (253,830) (523,017)
Total Class C Shares (144,607) (422,566)
Class R Shares
Issued 219,761 594,773
Reinvested 330,284 142,630
Redeemed (517,127) (1,324,701)
Total Class R Shares 32,918 (587,298)
Class R6 Shares
Issued 931,119 9,105,643
Reinvested 1,772,198 810,294
Redeemed (2,382,052) (9,935,480)
Total Class R6 Shares 321,265 (19,543)
Institutional Service Class Shares
Issued 45,637 99,723
Reinvested 20,081 7,754
Redeemed (103,235) (76,351)
Total Institutional Service Class Shares (37,517) 31,126
Service Class Shares
Issued 1,798,641 3,067,109
Reinvested 3,677,609 1,617,333
Redeemed (4,225,168) (11,668,895)
Total Service Class Shares 1,251,082 (6,984,453)
Total change in shares 1,661,884 (8,117,339)

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 31
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
752,204 1,153,236 902,541 1,275,987
31,593 101,974 41,361 171,138
830,384 406,289 684,471 338,269
(1,173,350) (1,952,798) (1,421,914) (1,883,210)
440,831 (291,299) 206,459 (97,816)
68,417 164,690 145,320 364,694
111,828 71,016 156,123 94,940
(33,331) (107,265) (42,743) (176,644)
(404,107) (844,887) (556,432) (1,355,403)
(257,193) (716,446) (297,732) (1,072,413)
355,748 589,046 361,823 444,831
586,680 294,170 379,650 189,787
(936,425) (2,089,051) (931,864) (1,804,434)
6,003 (1,205,835) (190,391) (1,169,816)
1,414,716 9,406,706 975,244 8,585,201
2,644,232 1,489,636 1,965,003 1,224,908
(3,692,211) (13,888,208) (3,380,828) (14,608,918)
366,737 (2,991,866) (440,581) (4,798,809)
61,134 108,496 42,865 112,290
76,331 42,783 26,061 15,751
(155,171) (245,654) (104,961) (371,040)
(17,706) (94,375) (36,035) (242,999)
1,539,314 3,148,857 1,450,624 2,796,424
3,864,072 2,052,966 2,553,430 1,375,944
(4,599,931) (13,712,429) (3,467,523) (10,078,332)
803,455 (8,510,606) 536,531 (5,905,964)
1,342,127 (13,810,427) (221,749) (13,287,817)

The accompanying notes are an integral part of these financial instruments
32 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 8,967,586 $ 8,984,088
Net realized gains 7,211,216 6,169,725
Net change in unrealized appreciation/depreciation (56,479,068) 46,947,375
Change in net assets resulting from operations (40,300,266) 62,101,188
Distributions to Shareholders From:
Distributable earnings:
Class A (2,073,179) (1,584,271)
Class C (786,944) (629,923)
Class R (632,980) (506,889)
Class R6 (4,286,456) (3,823,793)
Institutional Service Class (166,650) (146,659)
Service Class (3,859,395) (3,142,321)
Change in net assets from shareholder distributions (11,805,604) (9,833,856)
Change in net assets from capital transactions (10,432,870) (24,276,215)
Change in net assets (62,538,740) 27,991,117
Net Assets:
Beginning of period 430,914,544 402,923,427
End of period $ 368,375,804 $ 430,914,544

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 33
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 9,319,341 $ 11,190,441
5,778,506 7,082,035
(63,709,455) 31,900,421
(48,611,608) 50,172,897
(2,303,908) (1,726,624)
(2,203,497) (1,387,657)
(572,894) (466,185)
(2,688,871) (2,370,848)
(4,487,241) (3,912,377)
(2,786,407) (2,243,862)
(15,042,818) (12,107,553)
(20,891,067) (62,162,117)
(84,545,493) (24,096,773)
607,080,326 631,177,099
$ 522,534,833 $ 607,080,326

The accompanying notes are an integral part of these financial instruments
34 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,850,707 $ 7,681,763
Proceeds from shares issued from class conversion (Note 1) 459,651 1,143,633
Dividends reinvested 1,776,560 1,338,547
Cost of shares redeemed (4,699,407) (9,039,042)
Total Class A Shares 3,387,511 1,124,901
Class C Shares
Proceeds from shares issued 730,956 3,311,717
Dividends reinvested 761,882 597,338
Cost of shares redeemed in class conversion (Note 1) (459,651) (1,143,633)
Cost of shares redeemed (4,923,645) (8,936,472)
Total Class C Shares (3,890,458) (6,171,050)
Class R Shares
Proceeds from shares issued 1,667,978 2,765,421
Dividends reinvested 632,950 506,847
Cost of shares redeemed (3,883,506) (9,647,339)
Total Class R Shares (1,582,578) (6,375,071)
Class R6 Shares
Proceeds from shares issued 4,999,914 29,610,288
Dividends reinvested 4,239,294 3,718,833
Cost of shares redeemed (16,765,301) (36,175,972)
Total Class R6 Shares (7,526,093) (2,846,851)
Institutional Service Class Shares
Proceeds from shares issued 374,845 1,071,022
Dividends reinvested 102,104 87,784
Cost of shares redeemed (779,150) (1,631,881)
Total Institutional Service Class Shares (302,201) (473,075)
Service Class Shares
Proceeds from shares issued 7,055,426 19,123,156
Dividends reinvested 3,859,395 3,142,321
Cost of shares redeemed (11,433,872) (31,800,546)
Total Service Class Shares (519,051) (9,535,069)
Change in net assets from capital transactions $ (10,432,870) $ (24,276,215)

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 35
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 9,112,353 $ 16,127,184
535,326 1,022,093
2,070,679 1,537,298
(7,647,809) (22,445,667)
4,070,549 (3,759,092)
3,352,569 11,904,941
2,125,169 1,335,148
(535,326) (1,022,093)
(13,271,530) (25,716,325)
(8,329,118) (13,498,329)
1,377,317 5,129,842
568,227 463,216
(4,077,859) (9,669,107)
(2,132,315) (4,076,049)
7,092,568 27,790,075
2,635,078 2,307,781
(13,858,906) (35,142,488)
(4,131,260) (5,044,632)
21,828,983 45,515,134
3,794,176 3,376,420
(39,109,510) (67,627,427)
(13,486,351) (18,735,873)
13,562,664 25,577,057
2,759,740 2,230,847
(13,204,976) (44,856,046)
3,117,428 (17,048,142)
$ (20,891,067) $ (62,162,117)

The accompanying notes are an integral part of these financial instruments
36 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 553,885 724,593
Issued in class conversion (Note 1) 43,601 106,267
Reinvested 165,667 128,947
Redeemed (446,687) (852,923)
Total Class A Shares 316,466 106,884
Class C Shares
Issued 68,702 314,194
Reinvested 71,404 58,448
Redeemed in class conversion (Note 1) (43,984) (107,061)
Redeemed (471,969) (844,509)
Total Class C Shares (375,847) (578,928)
Class R Shares
Issued 156,909 258,902
Reinvested 58,719 48,957
Redeemed (367,036) (915,710)
Total Class R Shares (151,408) (607,851)
Class R6 Shares
Issued 471,143 2,764,221
Reinvested 390,410 352,503
Redeemed (1,567,756) (3,370,240)
Total Class R6 Shares (706,203) (253,516)
Institutional Service Class Shares
Issued 34,948 99,628
Reinvested 9,453 8,376
Redeemed (76,479) (150,861)
Total Institutional Service Class Shares (32,078) (42,857)
Service Class Shares
Issued 669,703 1,789,417
Reinvested 356,623 300,913
Redeemed (1,082,816) (2,954,459)
Total Service Class Shares (56,490) (864,129)
Total change in shares (1,005,560) (2,240,397)

Investor Destinations Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 37
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
855,482 1,485,647
50,358 93,752
192,655 142,843
(721,085) (2,070,309)
377,410 (348,067)
313,129 1,103,221
198,059 125,343
(50,680) (94,271)
(1,257,582) (2,386,139)
(797,074) (1,251,846)
131,993 474,671
52,912 43,216
(384,620) (896,052)
(199,715) (378,165)
670,110 2,557,307
244,106 213,020
(1,300,110) (3,236,113)
(385,894) (465,786)
2,028,286 4,185,593
352,223 312,704
(3,719,127) (6,211,442)
(1,338,618) (1,713,145)
1,277,767 2,354,133
255,708 206,650
(1,249,587) (4,120,408)
283,888 (1,559,625)
(2,060,003) (5,716,634)

38 - Statements of Cash Flows - For the Six Months Ended April 30, 2022 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (40,300,266) $ (48,611,608)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (66,189,284) (124,105,795)
Proceeds from disposition of investment securities of affiliated issuers 97,916,073 174,708,149
Purchase of investment securities of unaffiliated issuers (10,276,652) (17,939,435)
Proceeds from disposition of investment securities of unaffiliated issuers 1,373,611 4,188,980
Proceeds from disposition of short-term investments, net 8,538,016 23,583,647
Reinvestment of dividend income from affiliated issuers (9,115,753) (9,447,841)
Reinvestment of interest income from affiliated issuers (474,157) (947,092)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 51,182,977 55,249,403
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 5,296,091 8,460,052
Reinvestment of net realized gains distributions from affiliated issuers (6,600,101) (6,033,559)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (726,506) (172,059)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 115,391 427,112
(Increase) decrease in receivable for investments sold (80,008) (489,566)
(Increase) decrease in securities lending income receivable 1,409 2,391
(Increase) decrease in interest and dividends receivable (108) (196)
(Increase) decrease in prepaid expenses (13,750) (16,132)
Increase (decrease) in payable for investments purchased (35,325) (85,230)
Increase (decrease) in collateral for securities lending payable (8,538,016) (23,583,647)
Increase (decrease) in investment advisory fees payable (6,393) (9,197)
Increase (decrease) in fund administration fees payable 2,652 1,813
Increase (decrease) in distribution fees payable (12,655) (21,449)
Increase (decrease) in administrative servicing fees payable (3,696) 9,814
Increase (decrease) in accounting and transfer agent fees payable 2,806 3,563
Increase (decrease) in trustee fees payable (617) (890)
Increase (decrease) in custodian fees payable 594 4,057
Increase (decrease) in compliance program costs payable (60) (84)
Increase (decrease) in professional fees payable (161) (315)
Increase (decrease) in printing fees payable 9,392 14,873
Increase (decrease) in other payables (1,966) (2,447)
Net cash provided by (used by) operating activities 22,063,538 35,187,312
Cash flows provided by (used in) financing activities
Proceeds from shares issued 20,972,633 56,914,014
Cost of shares redeemed (42,601,760) (91,145,782)
Increase (decrease) in cash overdraft (992) 134,205
Cash distributions paid to shareholders (433,419) (1,089,749)
Net cash provided by (used by) financing activities (22,063,538) (35,187,312)
Net increase (decrease) in cash – –
Cash:
Beginning of period – –
End of period $ – $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $11,372,185 $13,953,069
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $16,190,011 $16,428,492
Amounts designated as "—" are zero or have been rounded to zero.

40 - Financial Highlights - April 30, 2022 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.10 $ 0.33 $ (1.70) $ (1.37) $ (0.40) $ (0.30) $ — $ (0.70) $ 9.03 (13.17)% $ 82,178 0.53% 6.50% 0.53% 12.52%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
10/31/2019 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) 9.46 11.65% 75,166 0.53% 1.74% 0.53% 57.66%(g)
10/31/2018 11.30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) 9.69 (1.43)% 65,700 0.54% 1.59% 0.54% 24.35%
10/31/2017 10.23 0.17 1.92 2.09 (0.19) (0.83) — (1.02) 11.30 21.96% 70,514 0.54% 1.59% 0.54% 29.48%
Class C Shares
4/30/2022 (Unaudited) 10.48 0.28 (1.60) (1.32) (0.38) (0.30) — (0.68) 8.48 (13.45)% 9,522 1.24% 5.80% 1.24% 12.52%
10/31/2021 7.91 0.17 2.64 2.81 (0.24) — — (0.24) 10.48 36.03% 13,283 1.24% 1.80% 1.24% 14.17%
10/31/2020 9.04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) 7.91 1.01% 13,364 1.28% 4.93% 1.28% 16.63%
10/31/2019 9.33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) 9.04 10.71% 21,288 1.28% 1.12% 1.28% 57.66%(g)
10/31/2018 10.94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) 9.33 (2.10)% 34,450 1.28% 0.89% 1.28% 24.35%
10/31/2017 9.94 0.10 1.85 1.95 (0.12) (0.83) — (0.95) 10.94 21.06% 41,795 1.28% 0.99% 1.28% 29.48%
Class R Shares
4/30/2022 (Unaudited) 10.72 0.30 (1.63) (1.33) (0.40) (0.30) — (0.70) 8.69 (13.34)% 43,001 0.85% 6.17% 0.85% 12.52%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
10/31/2019 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) 9.20 11.27% 53,276 0.85% 1.50% 0.85% 57.66%(g)
10/31/2018 11.07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) 9.46 (1.75)% 61,474 0.84% 1.33% 0.84% 24.35%
10/31/2017 10.04 0.14 1.88 2.02 (0.16) (0.83) — (0.99) 11.07 21.62% 76,548 0.83% 1.35% 0.83% 29.48%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.33 0.35 (1.73) (1.38) (0.41) (0.30) — (0.71) 9.24 (12.99)% 257,883 0.19% 6.82% 0.19% 12.52%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
10/31/2019 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) 9.61 11.98% 213,224 0.19% 2.06% 0.19% 57.66%(g)
10/31/2018 11.44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) 9.83 (1.06)% 193,020 0.19% 1.90% 0.19% 24.35%
10/31/2017 10.35 0.20 1.95 2.15 (0.23) (0.83) — (1.06) 11.44 22.33% 179,340 0.18% 1.91% 0.18% 29.48%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.13 0.33 (1.69) (1.36) (0.41) (0.30) — (0.71) 9.06 (13.08)% 4,356 0.32% 6.55% 0.32% 12.52%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
10/31/2019 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) 9.47 11.93% 6,971 0.29% 2.01% 0.29% 57.66%(g)
10/31/2018 11.31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) 9.70 (1.19)% 6,597 0.29% 1.89% 0.29% 24.35%
10/31/2017 10.24 0.19 1.93 2.12 (0.22) (0.83) — (1.05) 11.31 22.25% 7,306 0.30% 1.76% 0.30% 29.48%
Service Class Shares
4/30/2022 (Unaudited) 11.13 0.32 (1.69) (1.37) (0.40) (0.30) — (0.70) 9.06 (13.14)% 519,625 0.59% 6.34% 0.59% 12.52%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
10/31/2019 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) 9.48 11.55% 611,178 0.59% 1.69% 0.59% 57.66%(g)
10/31/2018 11.32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) 9.71 (1.50)% 611,561 0.60% 1.55% 0.60% 24.35%
10/31/2017 10.25 0.17 1.92 2.09 (0.19) (0.83) — (1.02) 11.32 21.86% 710,202 0.58% 1.59% 0.58% 29.48%

Investor Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

42 - Financial Highlights - April 30, 2022 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.22 $ 0.33 $ (1.66) $ (1.33) $ (0.39) $ (0.23) $ — $ (0.62) $ 9.27 (12.59)% $ 161,901 0.52% 6.40% 0.52% 16.42%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
10/31/2019 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) 9.79 11.40% 147,843 0.53% 1.97% 0.53% 55.29%(g)
10/31/2018 11.41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) 10.08 (0.72)% 137,275 0.53% 1.73% 0.53% 21.75%
10/31/2017 10.49 0.19 1.68 1.87 (0.21) (0.74) — (0.95) 11.41 19.09% 151,588 0.53% 1.78% 0.53% 26.51%
Class C Shares
4/30/2022 (Unaudited) 10.66 0.28 (1.58) (1.30) (0.37) (0.23) — (0.60) 8.76 (12.96)% 16,836 1.22% 5.79% 1.22% 16.42%
10/31/2021 8.39 0.19 2.33 2.52 (0.25) — — (0.25) 10.66 30.47% 23,213 1.23% 1.94% 1.23% 16.49%
10/31/2020 9.43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) 8.39 2.17% 24,282 1.25% 4.99% 1.25% 20.97%
10/31/2019 9.76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) 9.43 10.62% 35,743 1.25% 1.36% 1.25% 55.29%(g)
10/31/2018 11.11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) 9.76 (1.55)% 54,463 1.25% 1.04% 1.25% 21.75%
10/31/2017 10.23 0.12 1.63 1.75 (0.13) (0.74) — (0.87) 11.11 18.29% 65,665 1.27% 1.16% 1.27% 26.51%
Class R Shares
4/30/2022 (Unaudited) 10.75 0.30 (1.59) (1.29) (0.38) (0.23) — (0.61) 8.85 (12.75)% 88,224 0.84% 6.10% 0.84% 16.42%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
10/31/2019 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) 9.46 11.07% 112,622 0.84% 1.72% 0.84% 55.29%(g)
10/31/2018 11.12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) 9.78 (1.14)% 128,988 0.84% 1.46% 0.84% 21.75%
10/31/2017 10.24 0.16 1.64 1.80 (0.18) (0.74) — (0.92) 11.12 18.81% 161,690 0.82% 1.53% 0.82% 26.51%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.21 0.35 (1.66) (1.31) (0.40) (0.23) — (0.63) 9.27 (12.43)% 429,782 0.18% 6.74% 0.18% 16.42%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
10/31/2019 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) 9.77 11.81% 428,123 0.18% 2.30% 0.18% 55.29%(g)
10/31/2018 11.40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) 10.06 (0.46)% 373,903 0.18% 2.04% 0.18% 21.75%
10/31/2017 10.48 0.22 1.69 1.91 (0.25) (0.74) — (0.99) 11.40 19.51% 353,320 0.18% 2.08% 0.18% 26.51%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.18 0.34 (1.65) (1.31) (0.40) (0.23) — (0.63) 9.24 (12.48)% 18,678 0.23% 6.67% 0.23% 16.42%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
10/31/2019 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) 9.75 11.73% 20,760 0.28% 2.22% 0.28% 55.29%(g)
10/31/2018 11.38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) 10.04 (0.56)% 20,267 0.28% 1.99% 0.28% 21.75%
10/31/2017 10.46 0.18 1.72 1.90 (0.24) (0.74) — (0.98) 11.38 19.47% 20,485 0.27% 1.65% 0.27% 26.51%
Service Class Shares
4/30/2022 (Unaudited) 11.18 0.32 (1.65) (1.33) (0.39) (0.23) — (0.62) 9.23 (12.65)% 635,790 0.58% 6.29% 0.58% 16.42%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
10/31/2019 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) 9.76 11.37% 798,173 0.58% 1.93% 0.58% 55.29%(g)
10/31/2018 11.39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) 10.05 (0.87)% 811,010 0.58% 1.71% 0.58% 21.75%
10/31/2017 10.47 0.19 1.68 1.87 (0.21) (0.74) — (0.95) 11.39 19.06% 964,698 0.58% 1.76% 0.58% 26.51%

Investor Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

44 - Financial Highlights - April 30, 2022 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.90 $ 0.28 $ (1.43) $ (1.15) $ (0.32) $ (0.22) $ — $ (0.54) $ 9.21 (11.08)% $ 146,027 0.53% 5.59% 0.53% 16.97%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
10/31/2019 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) 9.64 10.37% 137,179 0.53% 2.03% 0.53% 49.80%(g)
10/31/2018 10.64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) 9.79 (0.37)% 132,813 0.54% 1.82% 0.54% 21.55%
10/31/2017 10.11 0.20 1.16 1.36 (0.22) (0.61) — (0.83) 10.64 14.35% 149,005 0.54% 1.99% 0.54% 24.26%
Class C Shares
4/30/2022 (Unaudited) 10.56 0.24 (1.39) (1.15) (0.30) (0.22) — (0.52) 8.89 (11.44)% 27,393 1.23% 4.94% 1.23% 16.97%
10/31/2021 8.81 0.17 1.80 1.97 (0.22) — — (0.22) 10.56 22.64% 35,674 1.25% 1.73% 1.25% 20.10%
10/31/2020 9.41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) 8.81 2.68% 39,214 1.27% 4.26% 1.27% 28.45%
10/31/2019 9.59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) 9.41 9.46% 50,158 1.25% 1.39% 1.25% 49.80%(g)
10/31/2018 10.43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) 9.59 (1.00)% 74,319 1.26% 1.11% 1.26% 21.55%
10/31/2017 9.92 0.13 1.13 1.26 (0.14) (0.61) — (0.75) 10.43 13.53% 90,700 1.26% 1.30% 1.26% 24.26%
Class R Shares
4/30/2022 (Unaudited) 10.50 0.26 (1.38) (1.12) (0.31) (0.22) — (0.53) 8.85 (11.21)% 61,660 0.84% 5.34% 0.84% 16.97%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
10/31/2019 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) 9.33 9.90% 89,053 0.84% 1.77% 0.84% 49.80%(g)
10/31/2018 10.36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) 9.52 (0.58)% 101,171 0.83% 1.54% 0.83% 21.55%
10/31/2017 9.87 0.17 1.12 1.29 (0.19) (0.61) — (0.80) 10.36 13.95% 127,194 0.83% 1.71% 0.83% 24.26%
Class R6 Shares(h)
4/30/2022 (Unaudited) 10.82 0.29 (1.41) (1.12) (0.34) (0.22) — (0.56) 9.14 (10.91)% 339,756 0.19% 5.89% 0.19% 16.97%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
10/31/2019 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) 9.58 10.71% 369,916 0.19% 2.35% 0.19% 49.80%(g)
10/31/2018 10.59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) 9.74 (0.01)% 317,770 0.18% 2.16% 0.18% 21.55%
10/31/2017 10.07 0.23 1.16 1.39 (0.26) (0.61) — (0.87) 10.59 14.71% 322,035 0.18% 2.26% 0.18% 24.26%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.81 0.29 (1.42) (1.13) (0.33) (0.22) — (0.55) 9.13 (10.95)% 7,591 0.25% 5.87% 0.25% 16.97%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
10/31/2019 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) 9.57 10.60% 13,521 0.29% 2.39% 0.29% 49.80%(g)
10/31/2018 10.58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) 9.73 (0.11)% 17,863 0.28% 2.04% 0.28% 21.55%
10/31/2017 10.06 0.20 1.18 1.38 (0.25) (0.61) — (0.86) 10.58 14.65% 15,748 0.26% 1.93% 0.26% 24.26%
Service Class Shares
4/30/2022 (Unaudited) 10.83 0.27 (1.41) (1.14) (0.32) (0.22) — (0.54) 9.15 (11.09)% 457,580 0.59% 5.48% 0.59% 16.97%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
10/31/2019 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) 9.58 10.26% 595,109 0.59% 1.98% 0.59% 49.80%(g)
10/31/2018 10.59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) 9.74 (0.42)% 605,801 0.58% 1.78% 0.58% 21.55%
10/31/2017 10.07 0.20 1.14 1.34 (0.21) (0.61) — (0.82) 10.59 14.25% 696,629 0.58% 1.94% 0.58% 24.26%

Investor Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

46 - Financial Highlights - April 30, 2022 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.01 $ 0.23 $ (1.27) $ (1.04) $ (0.27) $ (0.04) $ — $ (0.31) $ 9.66 (9.72)% $ 67,323 0.51% 4.39% 0.51% 22.79%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
10/31/2019 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) 9.99 9.11% 60,256 0.55% 2.10% 0.55% 42.30%(g)
10/31/2018 10.51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) 9.90 (0.22)% 59,304 0.55% 1.93% 0.55% 22.97%
10/31/2017 10.14 0.21 0.72 0.93 (0.22) (0.34) — (0.56) 10.51 9.54% 67,291 0.55% 2.02% 0.55% 22.71%
Class C Shares
4/30/2022 (Unaudited) 10.92 0.19 (1.25) (1.06) (0.24) (0.04) — (0.28) 9.58 (9.98)% 24,874 1.28% 3.76% 1.28% 22.79%
10/31/2021 9.68 0.15 1.27 1.42 (0.18) — — (0.18) 10.92 14.79% 32,483 1.27% 1.38% 1.27% 25.70%
10/31/2020 9.93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) 9.68 3.47% 34,375 1.28% 3.16% 1.28% 29.33%
10/31/2019 9.84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) 9.93 8.37% 42,817 1.28% 1.40% 1.28% 42.30%(g)
10/31/2018 10.46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) 9.84 (1.05)% 46,816 1.28% 1.18% 1.28% 22.97%
10/31/2017 10.09 0.13 0.72 0.85 (0.14) (0.34) — (0.48) 10.46 8.74% 52,822 1.28% 1.31% 1.28% 22.71%
Class R Shares
4/30/2022 (Unaudited) 11.05 0.22 (1.29) (1.07) (0.25) (0.04) — (0.29) 9.69 (9.95)% 20,192 0.88% 4.15% 0.88% 22.79%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
10/31/2019 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) 10.01 8.74% 34,742 0.87% 1.82% 0.87% 42.30%(g)
10/31/2018 10.54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) 9.92 (0.63)% 39,808 0.86% 1.62% 0.86% 22.97%
10/31/2017 10.16 0.18 0.73 0.91 (0.19) (0.34) — (0.53) 10.54 9.27% 51,282 0.85% 1.75% 0.85% 22.71%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.17 0.25 (1.30) (1.05) (0.28) (0.04) — (0.32) 9.80 (9.62)% 126,054 0.22% 4.78% 0.22% 22.79%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
10/31/2019 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) 10.12 9.47% 137,633 0.22% 2.43% 0.22% 42.30%(g)
10/31/2018 10.63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) 10.02 0.13% 120,763 0.21% 2.24% 0.21% 22.97%
10/31/2017 10.25 0.24 0.74 0.98 (0.26) (0.34) — (0.60) 10.63 9.89% 119,928 0.21% 2.34% 0.21% 22.71%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.11 0.25 (1.29) (1.04) (0.28) (0.04) — (0.32) 9.75 (9.62)% 4,685 0.29% 4.67% 0.29% 22.79%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
10/31/2019 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) 10.07 9.38% 8,865 0.35% 2.35% 0.35% 42.30%(g)
10/31/2018 10.59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) 9.97 (0.06)% 12,694 0.30% 2.12% 0.30% 22.97%
10/31/2017 10.21 0.22 0.75 0.97 (0.25) (0.34) — (0.59) 10.59 9.85% 10,657 0.30% 2.14% 0.30% 22.71%
Service Class Shares
4/30/2022 (Unaudited) 11.11 0.23 (1.29) (1.06) (0.26) (0.04) — (0.30) 9.75 (9.77)% 125,248 0.63% 4.30% 0.63% 22.79%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
10/31/2019 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) 10.06 8.96% 151,770 0.63% 2.04% 0.63% 42.30%(g)
10/31/2018 10.58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) 9.97 (0.28)% 157,756 0.61% 1.86% 0.61% 22.97%
10/31/2017 10.20 0.21 0.73 0.94 (0.22) (0.34) — (0.56) 10.58 9.50% 185,928 0.60% 2.01% 0.60% 22.71%

Investor Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

48 - Financial Highlights - April 30, 2022 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.02 $ 0.17 $ (1.05) $ (0.88) $ (0.20) $ (0.08) $ — $ (0.28) $ 9.86 (8.21)% $ 84,073 0.51% 3.26% 0.51% 27.38%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
10/31/2019 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) 10.26 7.95% 84,754 0.54% 2.22% 0.54% 27.16%(g)
10/31/2018 10.36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) 10.01 (0.44)% 91,956 0.53% 2.03% 0.53% 21.58%
10/31/2017 10.16 0.21 0.30 0.51 (0.21) (0.10) — (0.31) 10.36 5.15% 118,949 0.53% 2.06% 0.53% 30.99%
Class C Shares
4/30/2022 (Unaudited) 10.95 0.13 (1.05) (0.92) (0.16) (0.08) — (0.24) 9.79 (8.62)% 86,454 1.28% 2.53% 1.28% 27.38%
10/31/2021 10.32 0.11 0.65 0.76 (0.13) — — (0.13) 10.95 7.40% 105,432 1.27% 1.06% 1.27% 28.07%
10/31/2020 10.20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) 10.32 4.03% 112,259 1.28% 2.07% 1.28% 25.37%
10/31/2019 9.96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) 10.20 7.08% 124,962 1.28% 1.49% 1.28% 27.16%(g)
10/31/2018 10.31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) 9.96 (1.18)% 141,350 1.27% 1.28% 1.27% 21.58%
10/31/2017 10.11 0.13 0.31 0.44 (0.14) (0.10) — (0.24) 10.31 4.41% 153,601 1.27% 1.30% 1.27% 30.99%
Class R Shares
4/30/2022 (Unaudited) 10.99 0.15 (1.05) (0.90) (0.18) (0.08) — (0.26) 9.83 (8.40)% 20,881 0.87% 2.96% 0.87% 27.38%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
10/31/2019 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) 10.23 7.51% 28,864 0.87% 1.90% 0.87% 27.16%(g)
10/31/2018 10.34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) 9.99 (0.76)% 30,480 0.85% 1.70% 0.85% 21.58%
10/31/2017 10.14 0.18 0.30 0.48 (0.18) (0.10) — (0.28) 10.34 4.83% 37,658 0.84% 1.74% 0.84% 30.99%
Class R6 Shares(h)
4/30/2022 (Unaudited) 11.09 0.19 (1.07) (0.88) (0.22) (0.08) — (0.30) 9.91 (8.20)% 89,263 0.21% 3.58% 0.21% 27.38%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
10/31/2019 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) 10.31 8.16% 92,131 0.21% 2.52% 0.21% 27.16%(g)
10/31/2018 10.42 0.24 (0.24) — (0.25) (0.10) — (0.35) 10.07 (0.10)% 84,634 0.20% 2.35% 0.20% 21.58%
10/31/2017 10.21 0.24 0.32 0.56 (0.25) (0.10) — (0.35) 10.42 5.58% 84,374 0.20% 2.35% 0.20% 30.99%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.06 0.19 (1.07) (0.88) (0.21) (0.08) — (0.29) 9.89 (8.18)% 138,064 0.31% 3.58% 0.31% 27.38%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
10/31/2019 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) 10.29 8.21% 219,476 0.28% 2.49% 0.28% 27.16%(g)
10/31/2018 10.39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) 10.04 (0.19)% 218,169 0.28% 2.26% 0.28% 21.58%
10/31/2017 10.19 0.23 0.31 0.54 (0.24) (0.10) — (0.34) 10.39 5.40% 205,208 0.29% 2.25% 0.29% 30.99%
Service Class Shares
4/30/2022 (Unaudited) 11.06 0.16 (1.05) (0.89) (0.20) (0.08) — (0.28) 9.89 (8.32)% 103,800 0.61% 3.14% 0.61% 27.38%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
10/31/2019 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) 10.29 7.74% 117,677 0.61% 2.14% 0.61% 27.16%(g)
10/31/2018 10.40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) 10.05 (0.50)% 119,347 0.60% 1.95% 0.60% 21.58%
10/31/2017 10.19 0.20 0.32 0.52 (0.21) (0.10) — (0.31) 10.40 5.17% 133,360 0.59% 1.99% 0.59% 30.99%

Investor Destination Funds - April 30, 2022 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

50 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”)
issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 51
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under certain market conditions, such as when the market values of bonds and other debt securities increase, investing in the Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the
Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended April 30, 2022, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
November 1, 20 21 December 31, 20 21 2.15%
January 1, 2022 March 31, 2022 2.15%
April 1, 2022 April 30, 2022 2.15%
May 1, 2022 no less than 0.00% per annum.

52 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 116,927,807 $ – $ – $ 116,927,807
Investment Companies 800,254,503 – – 800,254,503
Total $ 917,182,310 $ – $ – $ 917,182,310
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 156,381,205 $ – $ – $ 156,381,205
Investment Companies 1,195,553,752 – – 1,195,553,752
Total $ 1,351,934,957 $ – $ – $ 1,351,934,957
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 127,333,421 $ – $ – $ 127,333,421
Investment Companies 853,851,602 – – 853,851,602
Investment Contract – – 59,489,502 59,489,502
Repurchase Agreement – 16,409,598 – 16,409,598
Total $ 981,185,023 $ 16,409,598 $ 59,489,502 $ 1,057,084,123
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,098,706 $ – $ – $ 44,098,706
Investment Companies 289,007,716 – – 289,007,716
Investment Contract – – 35,534,111 35,534,111
Repurchase Agreement – 9,019,235 – 9,019,235
Total $ 333,106,422 $ 9,019,235 $ 35,534,111 $ 377,659,768
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 67,880,336 $ – $ – $ 67,880,336
Investment Companies 384,986,294 – – 384,986,294
Investment Contract – – 70,151,681 70,151,681
Repurchase Agreement – 21,615,247 – 21,615,247
Total $ 452,866,630 $ 21,615,247 $ 70,151,681 $ 544,633,558
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 53
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2021 $ 79,270,126 $ 79,270,126
Purchases
*
4,875,350 4,875,350
Sales (24,655,974) (24,655,974)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 59,489,502 $ 59,489,502
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2021 $ 46,744,045 $ 46,744,045
Purchases
*
2,206,541 2,206,541
Sales (13,416,475) (13,416,475)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 35,534,111 $ 35,534,111
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2021 $ 93,407,331 $ 93,407,331
Purchases
*
4,764,435 4,764,435
Sales (28,020,085) (28,020,085)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2022 $ 70,151,681 $ 70,151,681
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

54 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, Funds that had overdrawn balances were as follows:
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 38,529
Investor Destinations Moderately Aggressive 59,862
Investor Destinations Moderate 52,078
Investor Destinations Moderately Conservative 12,631
Investor Destinations Conservative 162,471
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Moderate $ 16,409,598

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 55
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Moderately Conservative $ 9,019,235
Investor Destinations Conservative 21,615,247
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.

56 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderate CF Secured, LLC $ 16,409,598 $ – $ 16,409,598 $ (16,409,598) $ –
Total $ 16,409,598 $ – $ 16,409,598 $ (16,409,598) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Moderately
Conservative CF Secured, LLC $ 9,019,235 $ – $ 9,019,235 $ (9,019,235) $ –
Total $ 9,019,235 $ – $ 9,019,235 $ (9,019,235) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative CF Secured, LLC $ 21,615,247 $ – $ 21,615,247 $ (21,615,247) $ –
Total $ 21,615,247 $ – $ 21,615,247 $ (21,615,247) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 57
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2022, the Funds’ effective advisory fee rate was 0.13%.

58 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2022, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $647,136 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $7,871.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 59
and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $171,334. From these fees, NFD retained a portion amounting to $21,655.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and
Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2022, the Funds imposed aggregate CDSCs of
$1,318. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.05% 0.16% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.04 0.16 0.05 0.15
Investor Destinations Moderate 0.09 0.05 0.15 0.07 0.15
Investor Destinations Moderately Conservative 0.04 0.06 0.16 0.08 0.16
Investor Destinations Conservative 0.05 0.07 0.16 0.10 0.15
Fund Amount
Investor Destinations Aggressive $ 521,147
Investor Destinations Moderately Aggressive 699,786
Investor Destinations Moderate 512,347
Investor Destinations Moderately Conservative 151,926
Investor Destinations Conservative 236,561
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 44.71%
Investor Destinations Moderately Aggressive 37.07
Investor Destinations Moderate 33.26
Investor Destinations Moderately Conservative 24.05
Investor Destinations Conservative 14.04

60 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract. The Funds’
transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2022 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,068,659 10,110,403 1,290,836 (807,547) (54,487) (1,081,571) 9,457,634 492,965 —
Nationwide Emerging
Markets Debt Fund,
Class R6 1,164,659 9,794,220 2,061,223 (652,997) (62,388) (1,601,504) 9,538,554 418,665 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 1,593,399 24,163,833 495,505 (5,179,827) 877,458 (646,621) 19,710,348 147,593 29,410
Nationwide International
Index Fund, Class R6 20,464,823 217,959,773 18,073,593 (40,861,725) (717,324) (32,577,566) 161,876,751 6,289,878 —
Nationwide International
Small Cap Fund, Class R6 3,992,734 43,550,097 11,181,720 (2,493,523) 141,564 (15,806,414) 36,573,444 1,452,418 4,440,001
Nationwide Loomis All Cap
Growth Fund, Class R6 1,254,312 22,123,502 3,072,162 (1,215,467) 166,904 (7,050,833) 17,096,268 — 2,066,154
Nationwide Mid Cap Market
Index Fund, Class R6 6,497,868 129,755,857 17,831,196 (13,386,945) 130,333 (26,270,897) 108,059,544 661,513 13,275,581
Nationwide Multi-Cap
Portfolio, Class R6 35,945,289 498,139,061 68,375,319 (51,140,892) 1,123,900 (101,688,755) 414,808,633 23,622,063 13,787,981
Nationwide Bond Portfolio,
Class R6 1,545,305 9,241,036 7,089,131 (979,413) (56,210) (1,479,521) 13,815,023 83,371 48,795
Nationwide Loomis Core
Bond Fund, Class R6 931,830 9,937,778 1,274,896 (801,051) (59,316) (1,034,003) 9,318,304 82,150 95,949
Nationwide Risk-Based
International Equity ETF 484,670 13,482,530 270,829 (21,401) (992) (1,880,057) 11,850,909 351,477 —
Nationwide Risk-Based US
Equity ETF 318,429 14,370,775 — (1,530,769) 28,409 (871,921) 11,996,494 175,192 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 8,468 118 (8,259) (243) (84) — 52 69
Nationwide Bond Index
Fund, Class R6   – 5,557,338 134,636 (5,417,962) (21,360) (252,652) — 28,979 81,065
Total 1,008,194,671 131,151,164 (124,497,778) 1,496,248 (192,242,399) 824,101,906 33,806,316 33,825,005
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 4,723,380 44,942,580 5,196,987 (3,300,682) (197,739) (4,839,231) 41,801,915 2,193,343 —
Nationwide Amundi Strategic
Income Fund, Class R6 2,101,309 22,177,381 1,887,532 (1,890,586) (27,565) (734,418) 21,412,344 605,342 —
Nationwide Emerging
Markets Debt Fund,
Class R6 3,405,403 29,022,140 5,744,029 (1,967,583) (202,819) (4,705,516) 27,890,251 1,245,287 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 1,764,007 26,869,167 670,972 (5,967,720) 1,018,554 (770,204) 21,820,769 164,332 32,802
Nationwide International
Index Fund, Class R6 21,686,057 230,215,468 16,328,239 (39,910,979) (31,483) (35,064,531) 171,536,714 6,666,332 —
Nationwide International
Small Cap Fund, Class R6 4,994,520 54,859,839 13,639,724 (3,027,125) 134,312 (19,856,949) 45,749,801 1,835,781 5,611,931
Nationwide Loomis All Cap
Growth Fund, Class R6 1,377,375 24,386,363 3,251,956 (1,290,852) 147,845 (7,721,693) 18,773,619 — 2,284,698
Nationwide Mid Cap Market
Index Fund, Class R6 6,289,560 126,567,131 16,256,109 (12,708,527) 72,809 (25,592,133) 104,595,389 646,528 12,991,408
Nationwide Multi-Cap
Portfolio, Class R6 49,579,578 706,646,934 85,762,331 (78,331,235) 2,295,708 (144,225,409) 572,148,329 33,613,879 19,620,112

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 61
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 14,415,102 57,026,841 92,272,475 (7,369,521) (455,853) (12,602,928) 128,871,014 516,338 302,202
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,321,576 15,235,527 1,458,166 (1,815,958) (36,602) (1,268,548) 13,572,585 496,699 169,678
Nationwide Loomis Core
Bond Fund, Class R6 2,738,102 29,448,948 3,418,814 (2,264,980) (163,218) (3,058,542) 27,381,022 242,651 285,391
Nationwide Risk-Based
International Equity ETF 570,095 15,870,944 302,896 (20,037) (1,553) (2,212,572) 13,939,678 414,000 —
Nationwide Risk-Based US
Equity ETF 372,926 16,918,221 — (1,877,866) 34,852 (1,025,593) 14,049,614 206,348 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 44,033,950 774,493 (43,156,990) (95,156) (1,556,297) — 266,719 350,903
Nationwide Bond Index
Fund, Class R6   – 37,997,097 900,282 (37,020,290) (80,598) (1,796,491) — 198,637 556,582
Total 1,482,218,531 247,865,005 (241,920,931) 2,411,494 (267,031,055) 1,223,543,044 49,312,216 42,205,707
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 3,620,368 34,782,280 3,653,858 (2,529,566) (143,248) (3,723,063) 32,040,261 1,689,188 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,610,631 17,160,828 1,254,846 (1,419,848) (17,693) (565,804) 16,412,329 465,265 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,621,176 22,464,613 4,268,179 (1,480,606) (140,347) (3,644,411) 21,467,428 962,239 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 858,307 13,199,404 382,412 (3,080,135) 527,084 (411,505) 10,617,260 80,431 16,090
Nationwide International
Index Fund, Class R6 14,052,746 130,300,615 8,711,298 (7,883,185) 259,034 (20,230,541) 111,157,221 3,766,855 —
Nationwide International
Small Cap Fund, Class R6 2,082,379 23,149,682 5,567,799 (1,369,319) 50,794 (8,324,365) 19,074,591 773,302 2,363,964
Nationwide Loomis All Cap
Growth Fund, Class R6 653,716 11,741,443 1,503,644 (714,108) 68,288 (3,689,119) 8,910,148 — 1,098,393
Nationwide Mid Cap Market
Index Fund, Class R6 2,938,326 59,798,092 6,866,746 (5,778,833) 60,593 (12,082,243) 48,864,355 304,402 6,128,316
Nationwide Multi-Cap
Portfolio, Class R6 30,738,732 465,294,958 39,101,868 (57,567,986) 2,722,195 (94,826,068) 354,724,967 22,102,150 12,900,822
Nationwide Bond Portfolio,
Class R6 13,947,807 60,612,692 84,024,726 (7,097,680) (413,305) (12,433,035) 124,693,398 548,267 320,889
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,012,196 11,788,759 990,532 (1,376,923) (5,102) (1,002,017) 10,395,249 382,375 131,070
Nationwide Loomis Core
Bond Fund, Class R6 5,242,849 56,964,549 6,015,572 (4,369,765) (288,956) (5,892,906) 52,428,494 466,379 551,115
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,376,616 44,813,455 3,925,014 (3,736,852) (35,205) (1,900,511) 43,065,901 337,063 —
Nationwide Risk-Based
International Equity ETF 326,254 9,170,546 90,391 (10,898) (643) (1,271,996) 7,977,400 239,202 —
Nationwide Risk-Based US
Equity ETF 214,512 9,773,115 — (1,119,983) 20,428 (592,035) 8,081,525 119,211 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 34,094,393 544,565 (33,361,993) 68,439 (1,345,404) — 206,463 271,236
Nationwide Bond Index
Fund, Class R6   – 41,185,282 907,819 (40,063,710) (267,390) (1,762,001) — 215,072 601,620
Nationwide Contract ^∞(a) $59,489,502 79,270,126 4,875,350 (24,655,974) — — 59,489,502 808,385 —
Total 1,125,564,832 172,684,619 (197,617,364) 2,464,966 (173,697,024) 929,400,029 33,466,249 24,383,515

62 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,279,045 12,478,046 1,150,247 (933,834) (50,761) (1,324,148) 11,319,550 603,696 —
Nationwide Amundi Strategic
Income Fund, Class R6 567,153 6,158,166 364,857 (536,252) (6,810) (200,677) 5,779,284 165,755 —
Nationwide Emerging
Markets Debt Fund,
Class R6 461,608 4,028,418 721,591 (298,384) (29,403) (641,655) 3,780,567 172,846 —
Nationwide International
Index Fund, Class R6 3,422,039 32,269,800 2,298,034 (2,600,716) 107,854 (5,006,647) 27,068,325 934,328 —
Nationwide International
Small Cap Fund, Class R6 358,758 4,029,399 960,345 (268,398) 9,868 (1,444,992) 3,286,222 134,783 412,028
Nationwide Mid Cap Market
Index Fund, Class R6 883,059 18,234,130 2,172,384 (2,053,882) (1,503) (3,665,857) 14,685,272 92,732 1,871,025
Nationwide Multi-Cap
Portfolio, Class R6 7,475,346 114,971,050 10,811,351 (16,857,650) 1,059,829 (23,719,092) 86,265,488 5,468,297 3,191,793
Nationwide Bond Portfolio,
Class R6 9,231,217 40,374,073 55,706,892 (5,065,210) (264,189) (8,224,485) 82,527,081 365,613 213,986
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,073,186 12,685,793 903,128 (1,486,877) 20,854 (1,101,279) 11,021,619 409,688 141,267
Nationwide Loomis Core
Bond Fund, Class R6 1,481,025 16,351,101 1,511,592 (1,298,404) (66,025) (1,688,012) 14,810,252 132,744 158,461
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,892,689 30,160,216 2,211,140 (2,619,863) (4,504) (1,282,933) 28,464,056 224,843 —
Nationwide Risk-Based
International Equity ETF 114,966 3,222,747 46,442 (10,177) (790) (447,131) 2,811,091 83,989 —
Nationwide Risk-Based US
Equity ETF 75,292 3,433,958 — (397,156) 7,734 (207,985) 2,836,551 41,801 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 20,378,482 446,800 (20,059,091) 15,503 (781,694) — 123,815 162,394
Nationwide Bond Index
Fund, Class R6   – 30,663,294 867,951 (30,013,704) (71,151) (1,446,390) — 160,823 449,147
Nationwide Contract ^∞(a) $35,534,111 46,744,045 2,206,541 (13,416,475) — — 35,534,111 474,157 —
Total 396,182,718 82,379,295 (97,916,073) 726,506 (51,182,977) 330,189,469 9,589,910 6,600,101
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,202,761 11,955,410 1,149,680 (1,144,028) (71,305) (1,245,322) 10,644,435 583,613 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,607,898 17,694,247 1,109,641 (1,821,119) (26,946) (571,344) 16,384,479 478,893 —
Nationwide Emerging
Markets Debt Fund,
Class R6 650,516 5,790,816 1,081,293 (581,037) (74,281) (889,068) 5,327,723 252,188 —
Nationwide International
Index Fund, Class R6 2,558,079 24,763,082 2,243,004 (3,042,337) 126,088 (3,855,432) 20,234,405 727,039 —
Nationwide International
Small Cap Fund, Class R6 252,743 2,902,828 709,168 (261,430) (10,445) (1,024,995) 2,315,126 98,482 301,058
Nationwide Mid Cap Market
Index Fund, Class R6 568,623 12,005,596 1,663,466 (1,785,605) (10,354) (2,416,901) 9,456,202 61,698 1,248,190
Nationwide Multi-Cap
Portfolio, Class R6 5,613,162 88,194,071 10,092,242 (16,135,792) 1,203,327 (18,577,960) 64,775,888 4,246,639 2,478,724
Nationwide Bond Portfolio,
Class R6 16,769,749 72,933,675 104,795,887 (12,278,863) (681,239) (14,847,905) 149,921,555 669,867 392,059
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,521,980 30,386,714 2,272,750 (4,160,015) 99,256 (2,697,970) 25,900,735 989,905 343,118
Nationwide Loomis Core
Bond Fund, Class R6 1,040,810 11,746,670 1,134,417 (1,217,385) (39,257) (1,216,349) 10,408,096 95,128 115,505

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 63
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an
ETF) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.
nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Security Description
Shares/Principal
at April 30, 2022
Market Value
October 31, 2021
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Loomis Short
Term Bond Fund, Class
R6 7,074,964 75,085,135 5,787,169 (8,063,631) (24,199) (3,166,824) 69,617,650 558,440 —
Nationwide Risk-Based
International Equity ETF 130,994 3,677,263 43,392 (6,846) (590) (510,219) 3,203,000 95,925 —
Nationwide Risk-Based US
Equity ETF 85,491 3,919,101 — (470,174) 9,030 (237,169) 3,220,788 47,808 —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6   – 40,984,647 1,381,527 (40,813,241) (34,788) (1,518,145) — 250,337 331,404
Nationwide Bond Index
Fund, Class R6   – 55,366,383 2,306,216 (54,906,561) (292,238) (2,473,800) — 291,879 823,501
Nationwide Contract ^∞(a) $70,151,681 93,407,331 4,764,435 (28,020,085) — — 70,151,681 947,092 —
Total 550,812,969 140,534,287 (174,708,149) 172,059 (55,249,403) 461,561,763 10,394,933 6,033,559
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

64 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 145,137,742 $ 128,895,574
Investor Destinations Moderately Aggressive 265,608,386 248,152,914
Investor Destinations Moderate 196,244,668 202,375,283
Investor Destinations Moderately Conservative 92,655,947 99,289,683
Investor Destinations Conservative 158,473,722 178,897,129
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 65
uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
As of April 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 54.21% 3(a)
Investor Destinations Moderately Aggressive 54.67 3(a)
Investor Destinations Moderate 52.98 3(a)
Investor Destinations Moderately Conservative 28.43 1
Investor Destinations Conservative 13.59 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 874,679,963 $ 58,717,448 $ (16,215,101) $ 42,502,347
Investor Destinations Moderately Aggressive 1,301,894,648 87,347,121 (37,306,812) 50,040,309
Investor Destinations Moderate 1,030,413,436 65,042,913 (38,372,226) 26,670,687
Investor Destinations Moderately Conservative 375,027,256 19,624,968 (16,992,456) 2,632,512
Investor Destinations Conservative 553,846,942 17,876,123 (27,089,507) (9,213,384)

66 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Investor Destination Funds
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Investor Destination Funds - April 30, 2022 (Unaudited) - Supplemental Information - 67
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the
Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment
Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the Adviser based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent

68 - Supplemental Information - April 30, 2022 (Unaudited) - Investor Destination Funds
legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than its peer group median, although the actual management fees paid by the Funds were paid at rates higher than the medians of their peers
(in the fourth or fifth quintiles of their peers). The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures.
The Trustees considered that each of Nationwide Investor Destinations Moderately Aggressive Fund and Nationwide Investor
Destinations Moderate Fund was shown to have experienced three-year performance for the period ended June 30, 2021 above its peer group median. With respect to the remaining Funds, whose performance ranked less favorably against the funds in their peer groups, the Trustees considered the Adviser’s statement that the Funds underperformed due to a number of factors, including a relatively conservative asset allocation compared to many peer funds, resulting in smaller allocations to growth equities and larger allocations to fixed-income instruments with short durations compared to those held by many peer funds. The Trustees considered changes that the Adviser has made and plans to make to the asset allocation and investment selection approaches employed by the Adviser to improve performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual

Investor Destination Funds - April 30, 2022 (Unaudited) - Supplemental Information - 69
breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Management Information - 71
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

72 - Management Information - April 30, 2022 (Unaudited) - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Management Information - 73
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 75
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

76 - Market Index Definitions - April 30, 2022 (Unaudited) - Investor Destinations Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 77
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

78 - Market Index Definitions - April 30, 2022 (Unaudited) - Investor Destinations Funds
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 79
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

80 - Glossary - April 30, 2022 (Unaudited) - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - April 30, 2022 (Unaudited) - Glossary - 81
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

82 - Glossary - April 30, 2022 (Unaudited) - Investor Destinations Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
(
formerly, Nationwide Core Plus Bond Fund)
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports . Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 9
Statement of Investments 12
Statements of Assets and Liabilities 58
Statements of Operations 62
Statements of Changes in Net Assets 64
Financial Highlights 74
Notes to Financial Statements 80
Supplemental Information 108
Management Information 115
Market Index Definitions 118
Glossary 123

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 48.8%
U.S. Treasury Obligations 25.5%
Mortgage-Backed Securities 13.5%
Asset-Backed Securities 6.1%
Municipal Bonds 1.6%
Commercial Mortgage-Backed Securities 1.1%
Preferred Stocks 1.1%
Repurchase Agreement 0.6%
Foreign Government Security 0.5%
Futures Contracts 0.4%
Collateralized Mortgage Obligation 0.1%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 5.6%
Capital Markets 4.2%
Banks 3.6%
Electric Utilities 3.2%
Equity Real Estate Investment Trusts (REITs) 3.1%
Insurance 2.8%
Health Care Providers & Services 2.3%
Consumer Finance 2.3%
Diversified Telecommunication Services 2.2%
Biotechnology 1.9%
Other Industries
#
68.8%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.00%, 8/15/2051 4.9%
U.S. Treasury Bonds, 1.88%, 2/15/2041 4.5%
U.S. Treasury Notes, 2.25%, 8/15/2027 4.2%
U.S. Treasury Notes, 1.00%, 7/31/2028 2.9%
U.S. Treasury Notes, 1.38%, 11/15/2031 2.2%
U.S. Treasury Notes, 0.13%, 7/31/2023 1.7%
Cedar Funding VII CLO Ltd., 2.06%, 1/20/2031 1.3%
ONEOK Partners LP, 6.85%, 10/15/2037 1.3%
FNMA UMBS, 3.00%, 10/1/2051 1.2%
FNMA UMBS, 3.00%, 9/1/2050 1.2%
Other Holdings
#
74.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Asset Allocation
1
Corporate Bonds 39.9%
Mortgage-Backed Securities 28.9%
Asset-Backed Securities 25.7%
Collateralized Mortgage Obligations 5.2%
U.S. Treasury Obligations 3.4%
Commercial Mortgage-Backed Securities 3.3%
Municipal Bonds 0.5%
Repurchase Agreement 0.4%
Purchased Options 0.2%
Credit Default Swaps 0.1%
Written Options (0.5%)
Futures Contracts (1.0)%
Liabilities in excess of other assets
§
(6.1)%
100.0%
Top Industries
2
Electric Utilities 4.8%
Equity Real Estate Investment Trusts (REITs) 4.6%
Banks 4.5%
Oil, Gas & Consumable Fuels 3.3%
Capital Markets 1.8%
Aerospace & Defense 1.5%
Road & Rail 1.3%
Diversified Telecommunication Services 1.3%
Thrifts & Mortgage Finance 0.9%
Multi-Utilities 0.8%
Other Industries
#
75.2%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 5/25/2052 3.0%
FNMA UMBS, 2.00%, 4/1/2052 3.0%
FHLMC UMBS, 2.50%, 11/1/2051 2.8%
FHLMC UMBS, 2.50%, 4/1/2052 2.6%
FNMA/FHLMC UMBS, 15 Year, Single Family,
3.50%, 5/25/2037 2.3%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.00%, 5/25/2052 2.3%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 1.8%
FNMA UMBS, 3.00%, 5/1/2050 1.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
4.50%, 5/25/2052 1.6%
FNMA UMBS, 3.00%, 4/1/2052 1.5%
Other Holdings
#
77.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Government Money Market Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Repurchase Agreements 51.7%
U.S. Treasury Obligations 32.0%
U.S. Government Agency Securities 16.4%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.37%, 6/23/2022 3.3%
FHLB, 0.29%, 8/2/2022 1.9%
FHLB, 0.28%, 6/9/2022 1.9%
U.S. Treasury Bills, 0.38%, 5/26/2022 1.9%
U.S. Treasury Bills, 0.28%, 7/14/2022 1.9%
U.S. Treasury Bills, 0.45%, 6/16/2022 1.9%
U.S. Treasury Bills, 0.60%, 6/30/2022 1.8%
U.S. Treasury Bills, 0.56%, 7/12/2022 1.8%
U.S. Treasury Bills, 0.71%, 7/26/2022 1.8%
U.S. Treasury Notes, 0.94%, 1/31/2023 1.7%
Other Holdings
#
80.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset Allocation
1
U.S. Treasury Obligations 89.8%
Asset-Backed Securities 4.2%
U.S. Government Agency Securities 3.3%
Collateralized Mortgage Obligations 0.9%
Mortgage-Backed Securities 0.8%
Repurchase Agreement 0.7%
Futures Contracts 0.3%
Commercial Mortgage-Backed Security
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
4/15/2024 9.9%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 9.5%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 8.4%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 6.5%
U.S. Treasury Inflation Linked Bonds, 0.75%,
2/15/2042 5.7%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 4.7%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2025 4.4%
U.S. Treasury Notes, 1.25%, 9/30/2028 3.5%
U.S. Treasury Inflation Linked Bonds, 1.00%,
2/15/2046 3.4%
U.S. Treasury Inflation Linked Bonds, 2.50%,
1/15/2029 3.2%
Other Holdings
#
40.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 49.5%
Mortgage-Backed Securities 13.8%
U.S. Treasury Obligations 11.5%
Short-Term Investments 11.1%
Commercial Mortgage-Backed Securities 10.4%
Asset-Backed Securities 8.8%
Collateralized Mortgage Obligations 5.9%
Repurchase Agreement 0.9%
Futures Contracts (0.1)%
Liabilities in excess of other assets
§
(11.8)%
100.0%
Top Industries
2
Banks 12.4%
Capital Markets 7.1%
Insurance 4.6%
Consumer Finance 2.7%
Electric Utilities 2.3%
Diversified Financial Services 1.3%
Equity Real Estate Investment Trusts (REITs) 1.2%
Semiconductors & Semiconductor Equipment 0.9%
Multi-Utilities 0.9%
Health Care Providers & Services 0.8%
Other Industries
#
65.8%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 6/25/2052 4.2%
U.S. Treasury Bills, 6/30/2022 4.0%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.7%
U.S. Treasury Bills, 6/2/2022 2.2%
U.S. Treasury Bills, 7/28/2022 2.2%
U.S. Treasury Bonds, 2.00%, 11/15/2041 1.8%
U.S. Treasury Bills, 6/9/2022 1.7%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 6/25/2052 1.3%
U.S. Treasury Bonds, 2.00%, 2/15/2050 1.2%
Other Holdings
#
77.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 65.9%
Asset-Backed Securities 17.8%
U.S. Treasury Obligations 9.4%
Commercial Mortgage-Backed Securities 4.4%
Collateralized Mortgage Obligations 1.0%
Repurchase Agreement 0.8%
Mortgage-Backed Securities 0.6%
Futures Contracts 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 17.2%
Insurance 8.3%
Capital Markets 7.6%
Consumer Finance 4.4%
Electric Utilities 3.8%
Automobiles 2.0%
Oil, Gas & Consumable Fuels 1.9%
Semiconductors & Semiconductor Equipment 1.7%
Road & Rail 1.3%
Pharmaceuticals 1.3%
Other Industries
#
50.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.88%, 1/31/2024 3.7%
U.S. Treasury Notes, 0.38%, 10/31/2023 3.4%
U.S. Treasury Notes, 0.75%, 12/31/2023 1.0%
U.S. Treasury Notes, 2.50%, 4/30/2024 0.8%
Toyota Auto Receivables Owner Trust, 1.66%,
5/15/2024 0.7%
National Australia Bank Ltd., 1.88%, 12/13/2022 0.7%
Macquarie Bank Ltd., 2.10%, 10/17/2022 0.7%
Skandinaviska Enskilda Banken AB, 2.20%,
12/12/2022 0.7%
Jackson National Life Global Funding, 0.89%,
1/6/2023 0.7%
World Financial Network Credit Card Master Trust,
2.49%, 4/15/2026 0.7%
Other Holdings
#
86.9%
100.0%
#
For purposes of listing top industries and top holdin gs, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Fixed Income Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expense s Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide BNY Mellon Core Plus Bond ESG Fund
Class A Shares
Actual
(a)
1,000.00 904.60 3.83 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class R6 Shares
Actual
(a)
1,000.00 906.20 2.27 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 906.00 2.50 0.53
Hypothetical
(a)(b)
1,000.00 1,022.17 2.66 0.53

10 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 896.60 3.39 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Class C Shares
Actual
(a)
1,000.00 893.20 7.04 1.50
Hypothetical
(a)(b)
1,000.00 1,017.36 7.50 1.50
Class R6 Shares
Actual
(a)
1,000.00 897.00 2.07 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 897.50 2.45 0.52
Hypothetical
(a)(b)
1,000.00 1,022.22 2.61 0.52
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,000.10 0.74 0.15
Hypothetical
(a)(b)
1,000.00 1,024.05 0.75 0.15
Investor Shares
Actual
(a)
1,000.00 1,000.10 0.79 0.16
Hypothetical
(a)(b)
1,000.00 1,024.00 0.80 0.16
Service Class Shares
Actual
(a)
1,000.00 1,000.10 0.84 0.17
Hypothetical
(a)(b)
1,000.00 1,023.95 0.85 0.17
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 953.20 3.49 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Class R6 Shares
Actual
(a)
1,000.00 955.50 1.45 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 953.90 2.18 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45

Fixed Income Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 908.00 3.74 0.79
Hypothetical
(a)(b)
1,000.00 1,020.88 3.96 0.79
Class C Shares
Actual
(a)
1,000.00 906.20 6.05 1.28
Hypothetical
(a)(b)
1,000.00 1,018.45 6.41 1.28
Class R6 Shares
Actual
(a)
1,000.00 910.30 2.23 0.47
Hypothetical
(a)(b)
1,000.00 1,022.46 2.36 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 909.10 3.41 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 961.90 3.89 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Class C Shares
Actual
(a)
1,000.00 959.90 6.32 1.30
Hypothetical
(a)(b)
1,000.00 1,018.35 6.51 1.30
Class R6 Shares
Actual
(a)
1,000.00 964.50 2.19 0.45
Hypothetical
(a)(b)
1,000.00 1,022.56 2.26 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 964.40 2.39 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset-Backed Securities 6.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 657,407 614,518
Automobiles 1.6%
Americredit Automobile
Receivables Trust, Series
2022-1, Class A2, 2.05%,
1/20/2026 1,040,000 1,034,961
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 3,750,000 3,670,041
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 3,425,000 3,375,331
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,236,567
10,316,900
Credit Card 0.6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 1.59%,
5/15/2028(a) 3,500,000 3,458,420
Other 3.8%
Apidos CLO XXXIX, Series
2022-39A, Class A1, 2.04%,
4/21/2035(a)(b) 3,045,000 3,041,532
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
2.06%, 1/20/2031(a)(b) 8,250,000 8,194,477
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 2.65%,
4/15/2034(a)(b) 2,000,000 1,999,656
CF Hippolyta LLC, Series
2020-1, Class A1, 1.69%,
7/15/2060(b) 3,451,888 3,201,887
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(b) 3,500,000 3,212,993
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(b) 3,541,125 3,102,709
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(b) 945,450 848,258
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(b) 913,333 832,511
24,434,023
Total Asset-Backed Securities
(cost $39,675,400)
38,823,861
Collateralized Mortgage Obligation 0.1%
Principal
Amount ($) Value ($)
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 488,762 478,387
Total Collateralized Mortgage Obligation
(cost $483,234)
478,387
Commercial Mortgage-Backed Securities 1.1%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,743,865 2,617,488
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,913,356 4,649,546
Total Commercial Mortgage-Backed
Securities
(cost $7,666,924) 7,267,034
Corporate Bonds 48.8%
Aerospace & Defense 0.7%
Northrop Grumman Corp. ,
3.25%, 1/15/2028 2,010,000 1,929,191
Raytheon Technologies Corp. ,
4.70%, 12/15/2041 2,500,000 2,502,826
4,432,017
Airlines 0.9%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024(c) 4,989,000 4,757,910
United Airlines, Inc. ,
4.63%, 4/15/2029(b) 902,000 827,585
5,585,495
Auto Components 0.5%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(b) 1,656,000 1,476,705
Tenneco, Inc. ,
5.38%, 12/15/2024 2,000,000 1,955,280
3,431,985
Automobiles 0.8%
Ford Motor Co. ,
3.25%, 2/12/2032 4,300,000 3,494,610
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,612,777
5,107,387
Banks 3.6%
Citigroup, Inc. ,
3.20%, 10/21/2026 4,161,000 4,010,678
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(d) 3,325,000 3,180,351
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(d) 2,533,000 2,503,988
JPMorgan Chase & Co. ,
(SOFR + 1.07%), 1.95%,
2/4/2032(d) 8,045,000 6,568,858

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,587,267
Wells Fargo & Co. ,
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 1,112,000 1,067,375
22,918,517
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,520,424
Biotechnology 1.9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,798,220
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,597,426
5.15%, 11/15/2041 3,875,000 4,000,146
5.38%, 5/15/2043 1,320,000 1,374,976
11,770,768
Building Products 0.6%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 906,820
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,144,649
4,051,469
Capital Markets 4.1%
BlackRock, Inc. ,
3.25%, 4/30/2029 4,695,000 4,527,160
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,793,327
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 2.11%,
11/29/2023(d) 4,631,000 4,685,889
(SOFR + 1.09%), 1.99%,
1/27/2032(d) 4,040,000 3,263,701
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,749,019
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 2,610,000 2,222,888
26,241,984
Chemicals 1.7%
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(b) 2,115,000 1,890,810
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025 5,900,000 6,003,465
LG Chem Ltd. ,
2.38%, 7/7/2031(b) 3,750,000 3,195,198
11,089,473
Commercial Services & Supplies 1.2%
Cimpress plc ,
7.00%, 6/15/2026(b) 4,725,000 4,406,063
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
4.05%, 12/21/2065(b)(d) 3,800,000 2,964,000
7,370,063
Consumer Finance 1.9%
Capital One Financial Corp. ,
(SOFR + 0.69%), 0.93%,
12/6/2024(d) 4,295,000 4,279,839
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 855,523
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,888,460
World Acceptance Corp. ,
7.00%, 11/1/2026(b) 3,725,000 3,231,400
12,255,222
Diversified Financial Services 0.5%
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 3,720,000 3,154,493
Diversified Telecommunication Services 2.2%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 3,373,655
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,261,733
TELUS Corp. ,
3.40%, 5/13/2032 3,500,000 3,206,838
Verizon Communications, Inc. ,
2.85%, 9/3/2041 7,570,000 5,907,279
13,749,505
Electric Utilities 3.1%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,055,710
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,792,634
Enel Finance International NV ,
2.88%, 7/12/2041(b) 3,969,000 2,963,147
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,566,739
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,592,688
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(b) 3,750,000 3,496,088
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,533,626
20,000,632
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,035,848
5.75%, 8/15/2040 3,000,000 3,340,173
10,376,021
Entertainment 0.3%
Magallanes, Inc. ,
3.64%, 3/15/2025(b) 1,442,000 1,418,267

14 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027 515,000 504,394
1,922,661
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate
Equities, Inc. ,
2.95%, 3/15/2034 3,562,000 3,091,142
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 176,759
1.35%, 2/1/2027 3,975,000 3,566,162
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 1,711,000 1,634,005
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 2,666,130
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,576,833
2.70%, 12/1/2031 1,675,000 1,394,643
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,247,799
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 3,244,416
19,597,889
Food & Staples Retailing 1.1%
Sysco Corp. ,
2.40%, 2/15/2030 3,655,000 3,204,559
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,050,767
Walgreens Boots Alliance,
Inc. ,
4.80%, 11/18/2044 1,600,000 1,512,083
Walmart, Inc. ,
4.05%, 6/29/2048 1,500,000 1,507,315
7,274,724
Food Products 0.2%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 1,642,000 1,505,650
Health Care Equipment & Supplies 0.7%
Zimmer Biomet Holdings, Inc. ,
1.45%, 11/22/2024 2,000,000 1,892,679
2.60%, 11/24/2031 3,000,000 2,568,881
4,461,560
Health Care Providers & Services 2.3%
AdaptHealth LLC ,
5.13%, 3/1/2030(b)(c) 6,400,000 5,504,000
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 4,152,237
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,147,478
3.13%, 3/15/2027(b) 384,000 361,130
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(b) 652,000 638,422
14,803,267
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.3%
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,139,000
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 3,109,537
Insurance 2.3%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,836,197
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(d)(e) 7,500,000 6,581,250
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,075,669
14,493,116
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031 5,750,000 4,834,026
Media 1.4%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,198,441
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,175,535
Comcast Corp. ,
2.89%, 11/1/2051(b) 4,565,000 3,366,139
8,740,115
Multiline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(b)(c) 1,387,000 1,301,491
Oil, Gas & Consumable Fuels 5.6%
DT Midstream, Inc. ,
4.30%, 4/15/2032(b) 1,392,000 1,320,841
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(b) 218,000 214,793
HF Sinclair Corp. ,
5.88%, 4/1/2026(b) 3,600,000 3,696,371
Lundin Energy Finance BV ,
2.00%, 7/15/2026(b) 4,500,000 4,059,054
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 8,128,557
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 2,716,104
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,409,642
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 3,138,700
7.50%, 4/15/2032 2,641,000 3,145,178

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp.,
6.63%, 6/15/2037 3,500,000 3,985,067
4.00%, 6/1/2052 816,000 678,203
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 3,031,945
35,524,455
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,106,505
Professional Services 0.2%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 1,500,000 1,393,500
Road & Rail 0.9%
Avis Budget Car Rental LLC ,
5.38%, 3/1/2029(b) 2,400,000 2,250,000
Simpar Europe SA ,
5.20%, 1/26/2031(b)(c) 2,500,000 2,050,025
Triton Container International
Ltd. ,
3.15%, 6/15/2031(b) 1,486,000 1,266,146
5,566,171
Semiconductors & Semiconductor Equipment 1.0%
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,119,090
NXP BV ,
3.40%, 5/1/2030(b) 3,500,000 3,188,764
6,307,854
Software 0.8%
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,831,043
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,335,454
5,166,497
Specialty Retail 0.7%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,800,000 1,371,570
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(b) 3,569,000 3,070,275
4,441,845
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC ,
5.45%, 6/15/2023 473,000 483,316
3.45%, 12/15/2051(b) 2,555,000 1,801,644
2,284,960
Trading Companies & Distributors 0.3%
Fortress Transportation and
Infrastructure Investors LLC ,
9.75%, 8/1/2027(b) 2,000,000 2,040,520
Total Corporate Bonds
(cost $338,716,906)
311,070,798
Foreign Government Security 0.5%
Principal
Amount ($) Value ($)
CHILE 0.5%
Republic of Chile,
3.24%, 2/6/2028(c) 3,445,000 3,292,628
Total Foreign Government Security
(cost $3,516,603)
3,292,628
Mortgage-Backed Securities 13.5%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 10 11
Pool# C91768
3.50%, 7/1/2034 2,342,233 2,334,792
Pool# G30692
3.50%, 8/1/2034 3,070,510 3,060,785
Pool# G30782
3.50%, 2/1/2035 826,366 821,749
Pool# C91859
3.50%, 12/1/2035 798,991 793,994
Pool# C91868
3.50%, 4/1/2036 1,958,728 1,946,473
Pool# Q10392
3.50%, 8/1/2042 1,203,953 1,191,121
Pool# G08541
3.50%, 8/1/2043 1,721,167 1,702,807
Pool# G08554
3.50%, 10/1/2043 991,738 981,158
Pool# G08588
4.00%, 5/1/2044 690,581 698,518
Pool# G08721
3.00%, 9/1/2046 2,439,863 2,341,046
Pool# G08726
3.00%, 10/1/2046 3,550,773 3,414,250
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 5,830,555 5,471,568
Pool# RB5076
2.00%, 8/1/2040 8,241,965 7,416,745
Pool# SD0040
3.00%, 7/1/2049 1,954,545 1,853,658
Pool# SD8036
3.00%, 1/1/2050 1,397,568 1,322,123
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 476,506 474,270
Pool# AL6591
3.00%, 9/1/2033 2,413,129 2,339,466
Pool# MA1608
3.50%, 10/1/2033 3,060,175 3,047,823
Pool# MA1982
3.50%, 8/1/2034 3,200,971 3,173,563
Pool# MA2610
3.00%, 5/1/2036 2,773,173 2,654,710
Pool# MA3697
3.00%, 7/1/2039 1,868,256 1,788,017
Pool# AE0311
3.50%, 8/1/2040 2,068,295 2,044,742
Pool# AB1845
4.00%, 11/1/2040 2,082,147 2,105,830

16 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ9278
3.50%, 12/1/2041 2,194,737 2,165,734
Pool# AW8165
4.00%, 1/1/2042 1,650,386 1,669,158
Pool# AU2592
3.50%, 8/1/2043 1,458,987 1,442,247
Pool# AX4312
3.50%, 2/1/2045 826,321 812,776
Pool# AZ7353
3.50%, 11/1/2045 1,348,606 1,329,495
Pool# AS6408
3.50%, 1/1/2046 2,084,665 2,053,414
Pool# AS8583
3.50%, 1/1/2047 3,577,435 3,519,090
Pool# MA3088
4.00%, 8/1/2047 835,775 839,217
Pool# CA1191
3.50%, 11/1/2047 2,084,217 2,035,509
Pool# MA3744
3.00%, 8/1/2049 1,786,846 1,690,750
Pool# CA7972
3.00%, 9/1/2050 7,939,141 7,516,311
Pool# MA4439
3.00%, 10/1/2051 8,328,671 7,882,033
Total Mortgage-Backed Securities
(cost $91,804,937)
85,934,953
Municipal Bonds 1.6%
California 0.7%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 4,314,350
Michigan 0.1%
University of Michigan, 3.60%,
4/1/2047 1,145,000 1,072,421
Virginia 0.8%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,293,579
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 2,836,074
5,129,653
Total Municipal Bonds
(cost $12,234,187)
10,516,424
U.S. Treasury Obligations 25.5%
U.S. Treasury Bonds
1.88%, 2/15/2041 34,535,000 28,194,590
3.13%, 8/15/2044 1,456,200 1,437,030
2.00%, 8/15/2051 38,084,900 30,771,409
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.75%, 5/15/2023 6,030,000 6,002,912
0.13%, 7/31/2023 10,745,000 10,446,574
1.50%, 2/29/2024 (c) 7,073,000 6,925,738
0.38%, 4/30/2025 5,196,100 4,822,630
1.50%, 1/31/2027 148,900 139,367
1.88%, 2/28/2027 1,965,000 1,871,202
2.25%, 8/15/2027 27,363,700 26,411,315
1.25%, 6/30/2028 4,865,000 4,394,273
1.00%, 7/31/2028 20,955,000 18,604,111
1.13%, 8/31/2028 6,211,000 5,551,567
1.38%, 11/15/2031 16,031,400 13,999,921
1.88%, 2/15/2032 3,300,000 3,013,313
Total U.S. Treasury Obligations
(cost $176,348,118)
162,585,952
Preferred Stocks 1.1%
Shares
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(f) 128,250 2,543,198
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(f) 124,321 3,151,537
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(d)(f) 50,000 1,194,500
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(d)(f) 35,000 127,400
Total Preferred Stocks
(cost $8,511,095)
7,016,635

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2022 (Unaudited) - Statement of Investments - 17
Repurchase Agreement 0.6%
Principal
Amount ($) Value ($)
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $3,942,884,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$4,021,741. (g)(h) 3,942,795 3,942,795
Total Repurchase Agreement
(cost $3,942,795)
3,942,795
Total Investments
(cost $682,714,297) — 98.9%
630,929,467
Other assets in excess of
liabilities — 1.1% 7,012,582
NET ASSETS — 100.0%
$ 637,942,049
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$106,238,078 which represents 16.65% of net assets.
(c) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $10,381,246, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,942,795 and by $6,727,545 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.63% – 2.63%, and maturity dates ranging from
2/15/2023 – 5/15/2031, a total value of $10,670,340.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2022. The
maturity date reflects the next call date.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $3,942,795.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 354 6/2022 USD 39,885,844 (629,583)
U.S. Treasury Long Bond 4 6/2022 USD 562,750 (4,317)
Total long contracts (633,900)
Short Contracts
U.S. Treasury 10 Year Note (43) 6/2022 USD (5,123,719) 39,989
U.S. Treasury 10 Year Ultra Note (317) 6/2022 USD (40,893,000) 2,980,422
U.S. Treasury Ultra Bond (43) 6/2022 USD (6,898,813) 428,359
Total short contracts 3,448,770
Net contracts 2,814,870
As of April 30, 2022, the Fund had $891,580 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 19
+
Asset-Backed Securities 25.7%
Principal
Amount ($) Value ($)
Airlines 3.1%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,035,406 2,008,034
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 1,050,000 947,241
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,362,030 2,163,579
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 714,524 638,338
United Airlines Pass-Through
Trust
Series 2016-1, Class B,
3.65%, 1/7/2026 1,980,111 1,850,927
Series 2020-1, Class A,
5.88%, 10/15/2027 1,439,631 1,469,561
Series 2019-2, Class B,
3.50%, 5/1/2028 46,523 42,376
9,120,056
Home Equity 0.4%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 1.40%,
8/25/2035(b) 296,944 300,352
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.91%, 1/25/2036(b) 437,103 435,545
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 1.00%, 12/25/2036(b) 450,182 449,592
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 20 20
1,185,509
Other 22.2%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 1,965,893 1,943,723
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,659,239 2,622,226
Apidos CLO XXII, Series
2015-22A, Class A1R,
2.12%, 4/20/2031(a)(b) 1,000,000 993,729
Apidos CLO XXXIV
Series 2020-34A, Class
A1R, 2.21%, 1/20/2035(a)
(b) 1,050,000 1,038,549
Series 2020-34A, Class
B1R, 2.71%, 1/20/2035(a)
(b) 500,000 492,102
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2020-34A, Class CR,
3.11%, 1/20/2035(a)(b) 550,000 539,191
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
2.34%, 10/25/2034(a)(b) 500,000 494,473
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
2.27%, 4/20/2035(a)(b) 4,000,000 3,995,344
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,282,219
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
2.23%, 7/20/2034(a)(b) 2,300,000 2,258,602
Series 2020-1A, Class BR,
2.76%, 7/20/2034(a)(b) 1,200,000 1,182,892
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
2.20%, 4/20/2034(a)(b) 200,000 197,065
Carlyle US CLO Ltd., Series
2019-4A, Class BR, 3.00%,
4/15/2035(a)(b) 350,000 344,609
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR,
2.41%, 4/20/2034(a)(b) 3,000,000 2,889,825
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
2.19%, 10/17/2034(a)(b) 500,000 493,212
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 223,770 221,526
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,326,937 1,438,446
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.60%, 5/20/2034(a)(b) 2,300,000 2,273,713
Series 2020-77A, Class BR,
2.13%, 5/20/2034(a)(b) 1,200,000 1,178,575
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 2.14%, 7/17/2034(a)
(b) 1,650,000 1,629,956
Series 2020-86A, Class BR,
2.74%, 7/17/2034(a)(b) 850,000 835,446
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 518,503 513,346
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 964,389 913,127
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 1,154,762 1,082,275
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 709,186 686,717

20 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 110,775 106,741
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 136,278 136,346
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 557,263 559,074
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 534,067 535,762
Invesco CLO Ltd.
Series 2021-1A, Class A1,
2.04%, 4/15/2034(a)(b) 400,000 391,727
Series 2021-2A, Class A,
2.16%, 7/15/2034(a)(b) 2,600,000 2,559,107
Series 2021-2A, Class B,
2.64%, 7/15/2034(a)(b) 900,000 879,697
LCM 37 Ltd., Series
37A, Class A1, 0.00%,
4/15/2034(a)(b) 500,000 499,164
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
2.19%, 1/20/2035(a)(b) 2,000,000 1,974,778
Magnetite XXXII Ltd., Series
2022-32A, Class A, 2.07%,
4/15/2035(a)(b) 3,700,000 3,695,715
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 1,332,886 1,312,000
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
2.03%, 1/20/2032(a)(b) 500,000 495,928
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
2.20%, 10/20/2035(a)(b) 1,750,000 1,730,734
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 480,000 479,353
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 80,000 79,945
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,646,144
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 193,630
REESE PARK CLO Ltd.,
Series 2020-1A, Class AR,
2.17%, 10/15/2034(a)(b) 400,000 395,383
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,044,331 1,012,282
RR 1 LLC
Series 2017-1A, Class
A1AB, 2.19%, 7/15/2035(a)
(b) 2,500,000 2,475,695
Series 2017-1A, Class A2B,
2.64%, 7/15/2035(a)(b) 1,000,000 984,949
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Towd Point Mortgage Trust
Series 2019-1, Class A1,
3.66%, 3/25/2058(a)(b) 1,286,308 1,268,243
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 1,086,472 1,085,318
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 556,039
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,361,865 3,322,686
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,770,301 2,645,273
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
2.14%, 7/15/2034(a)(b) 2,600,000 2,571,387
Series 2021-1A, Class B,
2.64%, 7/15/2034(a)(b) 900,000 884,488
66,018,476
Total Asset-Backed Securities
(cost $78,734,750)
76,324,041
Collateralized Mortgage Obligations 5.2%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 190,011 124,041
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 4,551 4,562
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 497,931 489,755
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,191,126 3,093,918
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 39,151 25,596
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 208,785 207,432
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 33,921 34,198
Series 2009-42, Class AP,
4.50%, 3/25/2039 18,017 18,150
JP Morgan Mortgage Trust
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 1,286,081 1,116,529
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 1,807,171 1,566,662
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 138,919 114,098

Nationwide Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 21
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 784,536 775,405
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 740,433 718,433
Series 2019-1A, Class A1,
3.98%, 9/25/2057(a)(b) 800,971 794,833
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 233,964 232,229
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 1,231,661 1,236,990
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 707,301 704,763
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,354,474 1,357,583
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 633,736
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 634,113
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 428,903
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 43,603 42,387
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 441,327 434,356
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 331,486 326,911
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 299,233 291,026
Total Collateralized Mortgage Obligations
(cost $16,319,835)
15,406,609
Commercial Mortgage-Backed Securities 3.3%
AREIT Trust, Series 2022-
CRE6, Class A, 1.53%,
11/17/2024(a)(b) 600,000 593,082
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 694,303
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,595,572
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 701,373
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 683,534
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 1,300,000 1,232,304
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 391,621
Total Commercial Mortgage-Backed
Securities
(cost $11,033,561) 9,891,789
Corporate Bonds 39.9%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,054,564
3.25%, 2/1/2035 500,000 400,445
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,206,479
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 200,219
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 1,901,314
4,763,021
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 175,000 161,818
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 75,000 68,813
230,631
Auto Components 0.5%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 110,000 105,995
Aptiv plc ,
3.25%, 3/1/2032 1,675,000 1,477,617
1,583,612
Automobiles 0.8%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 988,119
1.80%, 1/10/2028(a) 140,000 120,621
6.38%, 4/8/2030(a) 460,000 504,049
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 700,000 655,941
2,268,730
Banks 4.9%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 990,000 955,692
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 1,000,000 857,889
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,050,656
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 1,984,231

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 1,000,000 925,885
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,112,376
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 905,933
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 659,695
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 989,576
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 1,600,000 1,549,940
(SOFR + 2.07%), 4.25%,
3/28/2033(d) 600,000 573,398
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 4.71%,
7/30/2022(d)(e) 488,000 481,302
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 481,915
4.95%, 6/1/2045 950,000 951,003
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 1,035,840
14,515,331
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 985,633
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 98,243
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 812,190
1,896,066
Biotechnology 0.7%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 181,459
4.25%, 11/21/2049 400,000 366,343
CSL UK Holdings Ltd. ,
4.25%, 4/27/2032(a) 1,600,000 1,586,141
2,133,943
Building Products 0.1%
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 285,251
Capital Markets 1.9%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 231,669
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 975,000 815,399
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 960,744
Moody's Corp. ,
3.25%, 5/20/2050 710,000 555,187
MSCI, Inc. ,
3.88%, 2/15/2031(a) 220,000 198,550
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,563,713
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 1,500,000 1,353,175
5,678,437
Chemicals 0.4%
CF Industries, Inc. ,
5.15%, 3/15/2034 215,000 221,983
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 593,602
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 379,379
1,194,964
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 215,000 211,775
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 194,007
405,782
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 606,848
Viasat , Inc. ,
5.63%, 4/15/2027(a) 220,000 204,050
810,898
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 185,975
Containers & Packaging 0.9%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 695,695
5.63%, 7/15/2027(a) 215,000 214,198
Crown Americas LLC ,
4.25%, 9/30/2026 110,000 106,518
Graphic Packaging
International LLC ,
3.75%, 2/1/2030(a) 175,000 153,428
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 215,000 202,100
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 1,250,000 1,117,572
4.13%, 2/1/2028 220,000 205,150
2,694,661
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 290,000 249,400

Nationwide Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 1.5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 144,385
3.65%, 6/1/2051 1,795,000 1,454,745
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 243,935
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 130,319
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,500,000 2,176,280
Virgin Media Secured Finance
plc ,
4.50%, 8/15/2030(a) 200,000 173,572
4,323,236
Electric Utilities 5.1%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,992,627
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 158,662
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,639,840
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 870,000 842,728
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 935,085
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 3,000,000 2,821,320
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,235,328
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 501,739
2.75%, 3/1/2032(a) 170,000 149,298
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,004,548
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 215,000 203,654
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 178,987
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 1,500,000 1,404,928
5.63%, 2/15/2027(a) 230,000 226,550
4.30%, 7/15/2029(a) 1,000,000 928,723
15,224,017
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 178,293
Electronic Equipment, Instruments & Components 0.4%
CDW LLC ,
3.57%, 12/1/2031 1,250,000 1,094,419
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 181,791
1,276,210
Entertainment 0.8%
Magallanes, Inc. ,
4.28%, 3/15/2032(a) 1,750,000 1,625,565
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 713,372
2,338,937
Equity Real Estate Investment Trusts (REITs) 5.0%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 927,482
2.75%, 4/15/2031 1,250,000 1,060,536
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 374,525
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,475,000 1,198,867
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 542,013
LXP Industrial Trust ,
2.70%, 9/15/2030 1,300,000 1,117,597
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,497,590
4.45%, 3/15/2024 2,300,000 2,329,240
2.75%, 4/1/2032 191,000 154,882
Sabra Health Care LP ,
3.20%, 12/1/2031 1,325,000 1,111,876
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 870,490
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 991,356
VICI Properties LP ,
5.13%, 5/15/2032 1,600,000 1,587,808
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 1,045,951
14,810,213
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 625,135 720,567
Food Products 0.8%
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 128,853
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 638,901
JBS USA LUX SA ,
4.38%, 2/2/2052(a) 950,000 771,099
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 525,000 488,793
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 220,000 213,950
2,241,596
Health Care Equipment & Supplies 0.1%
Boston Scientific Corp. ,
4.70%, 3/1/2049 231,000 230,625
Health Care Providers & Services 0.7%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 271,690

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
3.38%, 3/15/2029(a) 850,000 781,169
3.50%, 9/1/2030 215,000 192,603
3.63%, 3/15/2032(a) 1,000,000 896,209
2,141,671
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 220,000 217,980
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 215,000 203,900
KFC Holding Co. ,
4.75%, 6/1/2027(a) 215,000 214,462
MGM Resorts International ,
5.50%, 4/15/2027 220,000 214,282
632,644
Household Durables 0.2%
Newell Brands, Inc. ,
5.63%, 4/1/2036(c) 215,000 205,493
5.75%, 4/1/2046(c) 300,000 279,375
484,868
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 215,000 199,030
Industrial Conglomerates 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 601,236
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 500,000 413,738
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 631,993
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 215,000 191,954
Machinery 0.4%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 202,400
Daimler Trucks Finance North
America LLC ,
2.50%, 12/14/2031(a)(f) 1,250,000 1,043,277
1,245,677
Media 0.9%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 563,340
3.70%, 4/1/2051 250,000 176,327
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
2.94%, 11/1/2056(a) 1,358,000 971,410
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 167,911
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 469,646
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 215,000 207,475
2,556,109
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 614,316
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 982,137
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,102,474
2,698,927
Oil, Gas & Consumable Fuels 3.5%
Aker BP ASA ,
3.75%, 1/15/2030(a) 550,000 513,065
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 370,294
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(a) 9,000 7,695
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 209,565
5.75%, 1/15/2031(a) 350,000 357,819
2.88%, 4/1/2032(a) 836,000 690,799
DCP Midstream Operating LP ,
5.38%, 7/15/2025 110,000 110,550
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 500,627
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,035,223
6.50%, 2/1/2042 400,000 417,850
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 622,085
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 474,251
3.25%, 8/1/2050 115,000 82,845
Marathon Oil Corp. ,
6.80%, 3/15/2032 450,000 502,833
6.60%, 10/1/2037 300,000 335,945
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 1,350,000 1,171,011
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 570,305
Sunoco LP ,
4.50%, 5/15/2029 150,000 134,885
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 485,431
4.00%, 1/15/2032 1,170,000 1,061,003
Valero Energy Corp. ,
4.00%, 4/1/2029 190,000 184,505
4.90%, 3/15/2045(f) 150,000 142,398

Nationwide Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 79,849
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 375,000 390,052
10,450,885
Pharmaceuticals 0.2%
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 145,000 125,822
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 398,198
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 250,000 214,380
738,400
Road & Rail 1.5%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 1,904,277
4.25%, 11/1/2029(a) 1,061,000 1,013,513
2.45%, 8/12/2031(a) 205,000 167,176
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 298,357
4.15%, 4/1/2045 1,000,000 941,175
4,324,498
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 500,000 401,683
Software 0.6%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 190,812
Oracle Corp. ,
2.88%, 3/25/2031 500,000 424,294
3.60%, 4/1/2050 665,000 478,385
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 199,264
VMware, Inc. ,
1.80%, 8/15/2028 675,000 573,235
1,865,990
Specialty Retail 0.0%
†
Bath & Body Works, Inc. ,
6.63%, 10/1/2030(a) 150,000 149,191
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 871,351
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 215,000 214,731
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,532,760
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
BPCE SA,
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 1,500,000 1,253,762
2,786,522
Tobacco 0.4%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 899,136
4.74%, 3/16/2032 200,000 187,564
1,086,700
Trading Companies & Distributors 0.7%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 803,993
3.50%, 6/1/2032 1,100,000 996,489
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 215,000 189,587
1,990,069
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 300,000 254,655
3.50%, 4/15/2031 285,000 252,604
3.30%, 2/15/2051 1,060,000 792,925
1,300,184
Total Corporate Bonds
(cost $132,237,099)
118,436,427
Mortgage-Backed Securities 28.9%
FHLMC UMBS Pool
Pool# SB8088
1.50%, 2/1/2036 4,004,937 3,669,700
Pool# SD8178
2.50%, 11/1/2051 9,658,670 8,824,605
Pool# QE0799
2.50%, 4/1/2052 9,000,000 8,222,983
FNMA Pool# AM9070 ,
3.77%, 8/1/2045 2,995,000
2,911,772
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,497,922 1,443,270
Pool# FM1776
3.00%, 10/1/2034 478,137 472,909
Pool# BC0180
4.00%, 1/1/2046 791,950 798,658
Pool# BC9003
3.00%, 11/1/2046 118,324 113,946
Pool# AS8483
3.00%, 12/1/2046 90,000 86,597
Pool# MA2863
3.00%, 1/1/2047 951,552 911,905
Pool# BM2003
4.00%, 10/1/2047 511,517 514,148
Pool# CA2208
4.50%, 8/1/2048 1,819,199 1,859,487

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA2469
4.00%, 10/1/2048 755,368 753,863
Pool# BN0906
4.00%, 11/1/2048 1,127,023 1,137,375
Pool# CA3866
3.50%, 7/1/2049 2,306,633 2,247,134
Pool# BP5783
3.00%, 5/1/2050 5,726,011 5,420,835
Pool# MA4210
2.50%, 12/1/2050 1,065,534 974,925
Pool# MA4491
1.50%, 12/1/2051 1,479,489 1,250,603
Pool# MA4577
2.00%, 4/1/2052 10,972,810 9,695,207
Pool# BU8944
3.00%, 4/1/2052 5,000,000 4,731,857
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
3.50%, 5/25/2037 7,500,000
7,503,369
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.50%, 5/25/2052 10,000,000 9,697,656
4.00%, 5/25/2052 7,500,000 7,457,226
4.50%, 5/25/2052 5,000,000 5,083,008
Total Mortgage-Backed Securities
(cost $90,614,428)
85,783,038
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 634,688
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 838,819
Total Municipal Bonds
(cost $1,319,923)
1,473,507
Purchased Options 0.2%
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 60,000,000
Exchange Traded 240 9,000
3 Month Eurodollar
12/19/2022 at USD 98.25,
American Style, Notional
Amount: USD 62,500,000
Exchange Traded 250 40,625
0
Purchased Options
Number of
Contracts Value ($)
Put Option 0.2%
Future Interest Rate Options 0.2%
U.S. Treasury 30 Year Bond
5/20/2022 at USD 147.00,
American Style, Notional
Amount: USD 9,000,000
Exchange Traded 90 597,656
0
Total Purchased Options
(cost $423,667) 647,281
U.S. Treasury Obligations 3.4%
Principal
Amount ($)
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 955,820
0.38%, 4/15/2024 1,000,000 955,703
2.75%, 2/28/2025 3,500,000 3,487,285
2.63%, 1/31/2026 (f)(g) 4,000,000 3,954,063
1.25%, 3/31/2028 1,000,000 906,875
Total U.S. Treasury Obligations
(cost $10,638,762)
10,259,746
Repurchase Agreement 0.4%
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $1,222,586,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,247,037. (h)( i ) 1,222,558 1,222,558
Total Repurchase Agreement
(cost $1,222,558)
1,222,558
Total Investments
(cost $342,544,583) — 107.5%
319,444,996
Liabilities in excess of other
assets — (7.5)% (22,332,991)
NET ASSETS — 100.0%
$ 297,112,005
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$137,192,147 which represents 46.18% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.

Nationwide Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 27
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2022. The
maturity date reflects the next call date.
(f) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April
30, 2022 was $2,168,609, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,222,558 and by $1,017,023 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.63% – 2.63%, and maturity dates ranging from
2/15/2023 – 5/15/2031, a total value of $2,239,581.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,222,558.
( i ) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 – USD 25,000,000 (199,883) (27,296) (227,179)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 10,000,000 (138,237) 49,275 (88,962)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 25,000,000 (394,125) 171,720 (222,405)
(732,245) 193,699 (538,546)
As of April 30, 2022, the Fund had $819,511 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

28 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Fund
Currency:
USD United States dollar
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 367 6/2022 USD 51,632,313 (5,008,235)
U.S. Treasury Ultra Bond 62 6/2022 USD 9,947,126 (1,394,372)
Total long contracts (6,402,607)
Short Contracts
U.S. Treasury 5 Year Note (7) 6/2022 USD (788,703) 22,767
U.S. Treasury 10 Year Note (306) 6/2022 USD (36,461,813) 1,406,003
U.S. Treasury 10 Year Ultra Note (187) 6/2022 USD (24,123,000) 1,874,718
Total short contracts 3,303,488
Net contracts (3,099,119)
Currency:
USD United States Dollar
Written Call Options Contracts as of April 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 500 USD 125,000,000 USD 98.63 12/19/2022 (50,000)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 99.63 12/19/2022 (6,000)
Total written call options contracts (56,000)
Written Put Options Contracts as of April 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 98.88 12/19/2022 (1,273,500)
U.S. Treasury 30 Year Bond Exchange Traded 90 USD 9,000,000 USD 143.00 5/20/2022 (305,156)
Total written put options contracts (1,578,656)
–
Total Written Options Contracts (Premiums Received ($359,460)) (1,634,656)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - April 30, 2022 (Unaudited) - Statement of Investments - 29
U.S. Government Agency Securities 16.4%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.18%), 0.46%,
5/27/2022(a) 1,500,000 1,500,000
(SOFR + 0.09%), 0.37%,
10/7/2022(a) 3,500,000 3,500,000
(SOFR + 0.06%), 0.34%,
1/20/2023(a) 8,000,000 8,000,000
(SOFR + 0.06%), 0.34%,
2/9/2023(a) 8,000,000 8,000,000
(SOFR + 0.05%), 0.33%,
2/17/2023(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.32%,
3/10/2023(a) 2,500,000 2,500,000
(SOFR + 0.04%), 0.32%,
5/19/2023(a) 3,000,000 3,000,000
(SOFR + 0.05%), 0.33%,
4/25/2024(a) 3,000,000 3,000,000
FHLB
(SOFR + 0.00%), 0.28%,
6/9/2022(a) 10,000,000 10,000,000
(SOFR + 0.01%), 0.29%,
7/25/2022(a) 8,000,000 8,000,000
(SOFR + 0.01%), 0.29%,
8/2/2022(a) 10,000,000 10,000,128
(SOFR + 0.09%), 0.37%,
10/5/2022(a) 3,000,000 3,000,000
1.42%, 10/26/2022 5,000,000 4,965,142
(SOFR + 0.06%), 0.34%,
12/8/2022(a) 5,000,000 5,000,000
(SOFR + 0.04%), 0.32%,
3/17/2023(a) 6,000,000 6,000,000
FNMA
(SOFR + 0.27%), 0.55%,
5/4/2022(a) 3,000,000 3,000,000
(SOFR + 0.23%), 0.51%,
5/6/2022(a) 2,100,000 2,100,000
(SOFR + 0.22%), 0.50%,
5/9/2022(a) 2,000,000 2,000,000
(SOFR + 0.19%), 0.47%,
5/27/2022(a) 1,400,000 1,399,990
(SOFR + 0.18%), 0.46%,
6/3/2022(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $88,465,260)
88,465,260
U.S. Treasury Obligations 32.0%
U.S. Treasury Bills
0.29%, 5/12/2022 8,000,000 7,999,291
0.44%, 5/19/2022 8,000,000 7,998,240
0.38%, 5/26/2022 10,000,000 9,997,361
0.09%, 6/2/2022 8,000,000 7,999,342
0.43%, 6/14/2022 8,000,000 7,995,796
0.45%, 6/16/2022 10,000,000 9,994,250
0.37%, 6/23/2022 18,000,000 17,990,239
0.60%, 6/30/2022 10,000,000 9,990,083
0.56%, 7/12/2022 10,000,000 9,988,900
0.28%, 7/14/2022 10,000,000 9,994,347
0.37%, 7/21/2022 6,000,000 5,995,072
0.71%, 7/26/2022 10,000,000 9,983,039
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.97%, 8/16/2022 8,000,000 7,976,936
1.22%, 10/13/2022 8,000,000 7,955,450
0.24%, 12/1/2022 9,000,000 8,987,398
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.95%, 7/31/2022(a) 9,000,000 9,000,113
0.13%, 9/30/2022 5,000,000 4,996,494
0.13%, 11/30/2022 3,000,000 2,997,055
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 0.94%, 1/31/2023(a) 9,000,000 9,000,462
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 0.93%, 4/30/2023(a) 6,000,000 6,000,091
Total U.S. Treasury Obligations
(cost $172,839,959) 172,839,959
Repurchase Agreements 51.7%
Banco Santander SA, 0.31%,
dated 4/29/2022, due
5/2/2022, repurchase price
$85,002,196, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 5.50%,
maturing 7/1/2028 -
9/1/2057; total market
value $86,700,000.(b) 85,000,000 85,000,000
Barclays Capital, Inc., 0.30%,
dated 4/29/2022, due
5/2/2022, repurchase price
$4,000,100, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13% -
2.50%, maturing 1/15/2023
- 7/15/2031; total market
value $4,080,025.(b) 4,000,000 4,000,000
MUFG Securities Ltd.,
0.30%, dated 4/29/2022,
due 5/2/2022, repurchase
price $55,001,375,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/16/2022 - 2/15/2052;
total market value
$56,100,065.(b) 55,000,000 55,000,000

30 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
0.30%, dated 4/29/2022,
due 5/2/2022, repurchase
price $30,000,750,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.00%, maturing 6/16/2022
- 4/1/2052; total market
value $30,600,017.(b) 30,000,000 30,000,000
Nomura Securities Co. Ltd.,
0.28%, dated 4/29/2022,
due 5/2/2022, repurchase
price $15,000,350,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.00%, maturing
10/1/2035 - 6/20/2051;
total market value
$15,300,027.(b) 15,000,000 15,000,000
RBC Dominion Securities
Inc., 0.29%, dated
4/29/2022, due 5/2/2022,
repurchase price
$35,000,846, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 4.50%, maturing
7/15/2024 - 2/20/2052;
total market value
$35,897,287.(b) 35,000,000 35,000,000
Royal Bank of Canada,
0.30%, dated 4/29/2022,
due 5/2/2022, repurchase
price $55,001,375,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
6.60%, maturing 1/31/2023
- 3/25/2061; total market
value $59,200,924.(b) 55,000,000 55,000,000
Total Repurchase Agreements
(cost $279,000,000) 279,000,000
Total Investments
(cost $540,305,219) — 100.1% 540,305,219
Liabilities in excess of other assets — (0.1)% (315,526)
NET ASSETS — 100.0%
$539,989,693
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2022 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities 4.2%
Principal
Amount ($) Value ($)
Other 4.2%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 145,890 146,002
Goodgreen , Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 499,427 483,604
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,852,687
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 243,286
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 243,348
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 160,000 159,784
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,198,229
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,728,215
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,747,487
Total Asset-Backed Securities
(cost $10,435,507)
9,802,642
Collateralized Mortgage Obligations 0.9%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 29,936 30,994
Series 2296, Class H,
6.50%, 3/15/2031 13 12
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 723 732
Series 1993-226, Class PK,
6.00%, 12/25/2023 14,161 14,408
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,058,347 1,016,343
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 970,190 940,351
Total Collateralized Mortgage Obligations
(cost $2,086,655)
2,002,840
Commercial Mortgage-Backed Security 0.0%
†
Principal
Amount ($) Value ($)
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 70,971 70,962
Total Commercial Mortgage-Backed Security
(cost $71,238) 70,962
Mortgage-Backed Securities 0.8%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,356,945 1,383,000
Pool# 773298
2.65%, 4/1/2035(b) 324,642 324,538
Pool# 745769
2.37%, 7/1/2036(b) 94,899 94,751
Pool# 813605
2.55%, 7/1/2036(b) 59,331 59,357
Total Mortgage-Backed Securities
(cost $1,864,008)
1,861,646
U.S. Government Agency Securities 3.3%
FFCB, 2.43%, 9/13/2027 3,000,000 2,903,153
FHLB
5.37%, 9/9/2024 2,615,000 2,767,316
3.00%, 3/12/2027 2,000,000 2,002,221
Total U.S. Government Agency Securities
(cost $8,859,376)
7,672,690
U.S. Treasury Obligations 89.8%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 7,257,925
3.63%, 4/15/2028 (c) 5,000,000 10,804,211
2.50%, 1/15/2029 (c) 4,750,000 7,404,520
3.88%, 4/15/2029 (c) 3,300,000 7,269,926
2.13%, 2/15/2041 (c) 3,425,000 5,853,529
0.75%, 2/15/2042 (c) 10,000,000 13,237,261
0.63%, 2/15/2043 (c) 15,350,000 19,414,933
0.75%, 2/15/2045 (c) 3,000,000 3,785,660
1.00%, 2/15/2046 (c) 5,875,000 7,794,832
0.88%, 2/15/2047 (c) 5,000,000 6,387,720
U.S. Treasury Inflation Linked
Notes
0.50%, 4/15/2024 (c) 19,500,000 22,877,418
0.13%, 4/15/2025 (c) 9,000,000 10,220,304
0.38%, 7/15/2025 (c) 12,000,000 15,008,900
0.63%, 1/15/2026 (c)(d) 17,500,000 21,958,870
0.13%, 7/15/2026 (c) 3,000,000 3,668,991
0.38%, 7/15/2027 (c) 2,750,000 3,329,666
0.50%, 1/15/2028 (c) 5,000,000 6,005,134
0.75%, 7/15/2028 (c) 4,000,000 4,811,595
0.88%, 1/15/2029 (c) 2,500,000 3,006,744
0.25%, 7/15/2029 (c) 4,000,000 4,572,801
0.13%, 1/15/2030 (c) 1,000,000 1,119,206

32 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2031 (c) 2,000,000 2,210,731
U.S. Treasury Notes
2.25%, 3/31/2024 (e) 2,000,000 1,983,125
1.50%, 9/30/2024 4,000,000 3,876,406
1.13%, 1/15/2025 6,000,000 5,727,188
1.25%, 9/30/2028 9,000,000 8,096,836
Total U.S. Treasury Obligations
(cost $204,257,836)
207,684,432
Repurchase Agreement 0.7%
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $1,522,085,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,552,526. (f)(g) 1,522,050 1,522,050
Total Repurchase Agreement
(cost $1,522,050)
1,522,050
Total Investments
(cost $229,096,670) — 99.7%
230,617,262
Other assets in excess of
liabilities — 0.3% 639,747
NET ASSETS — 100.0%
$ 231,257,009
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$10,742,993 which represents 4.65% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $1,983,125, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,522,050 and by $507,344 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.63% – 2.63%, and maturity dates ranging from 2/15/2023 –
5/15/2031, a total value of $2,029,394.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,522,050.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (110) 6/2022 USD (12,393,906) 147,548
U.S. Treasury Long Bond (49) 6/2022 USD (6,893,688) 649,745
Net contracts 797,293
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 33
Asset-Backed Securities 8.8%
Principal
Amount ($) Value ($)
Automobiles 7.4%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 29,799 29,808
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 56,597 56,500
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 178,398 178,605
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 645,000 633,326
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 855,746
Americredit Automobile
Receivables Trust, Series
2019-2, Class B, 2.54%,
7/18/2024 1,894,638 1,899,066
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 157,276
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 622,218
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 768,344
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 971,013
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,690,000 1,628,707
Series 2021-N2, Class B,
0.75%, 3/10/2028 272,261 263,894
Series 2021-N4, Class C,
1.72%, 9/11/2028 480,000 463,899
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 145,530 145,698
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 672,398
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 632,007
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 543,316
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 598,238
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 530,000 505,099
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 1,114,164 1,089,838
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 690,000 686,035
Series 2021-2, Class B,
0.58%, 12/15/2025 840,000 822,089
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 709,079
DT Auto Owner Trust
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 40,063 40,119
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 157,546
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 299,976
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 497,581
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 651,176
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 459,565 458,347
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 406,814
Series 2021-2A, Class B,
0.57%, 9/15/2025 560,000 551,908
Series 2021-4A, Class B,
1.05%, 5/15/2026 1,140,000 1,099,610
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 229,601
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 65,329
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 116,332
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 475,785
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 352,050
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,884,881
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 896,037
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 635,000 610,480
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 259,408 259,738
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 765,000 760,679
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 525,948
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 421,841
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,513,587
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 171,990 171,349

34 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 301,044
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 99,104
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 636,989
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 384,695
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 124,392 124,489
Series 2020-2, Class B,
0.96%, 11/15/2024 31,311 31,299
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 671,413
Series 2021-4, Class B,
0.88%, 6/15/2026 1,300,000 1,257,512
Series 2021-2, Class C,
0.90%, 6/15/2026 790,000 766,265
Series 2022-1, Class B,
2.36%, 8/17/2026 975,000 948,110
Series 2021-3, Class C,
0.95%, 9/15/2027 1,000,000 975,555
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 378,700
United Auto Credit
Securitization Trust, Series
2022-1, Class B, 2.10%,
3/10/2025(a) 315,000 309,944
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 368,235
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 298,733
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,595,077
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 600,215
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,599,645
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 499,126 496,717
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 558,837
39,781,491
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 626,189
Other 1.1%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 636,176
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 751,227 708,326
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,215,786
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 262,372 262,642
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,928,552
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 897,450 883,103
5,634,585
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 299,210 300,700
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 290,651 279,708
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 330,579 322,537
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 122,247 117,763
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 238,578 237,659
1,258,367
Total Asset-Backed Securities
(cost $48,661,870)
47,300,632
Collateralized Mortgage Obligations 5.9%
FHLMC REMICS
Series 5065, Class HI, IO,
4.99%, 4/15/2042(b) 2,215,286 404,034
Series 5115, Class FD,
0.52%, 8/15/2043(b) 2,422,655 2,381,938
Series 5065, Class EI, IO,
5.44%, 11/25/2044(b) 486,909 105,059

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 35
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 5094, Class , IO,
1.61%, 12/15/2048(b) 915,688 68,842
Series 5214, Class BI, IO,
0.93%, 4/25/2052(b) 140,043 5,550
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 41,126
FNMA REMICS
Series 2004-29, Class PS,
IO, 6.93%, 5/25/2034(b) 1,287,963 212,519
Series 2016-32, Class SA,
IO, 5.43%, 10/25/2034(b) 6,081,051 706,102
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 461,515
Series 2010-57, Class SA,
IO, 5.78%, 6/25/2040(b) 1,769,524 239,957
Series 2010-63, Class SA,
IO, 5.83%, 6/25/2040(b) 1,527,774 204,521
Series 2010-118, Class SN,
IO, 5.93%, 10/25/2040(b) 7,810,976 1,257,655
Series 2013-18, Class FB,
1.02%, 10/25/2041(b) 228,885 228,809
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 326,074 49,788
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 246,190 26,780
Series 2018-4, Class FM,
0.97%, 2/25/2048(b) 357,403 354,056
Series 2019-31, Class FA,
1.07%, 7/25/2049(b) 1,580,556 1,580,473
Series 2021-24, Class , IO,
1.20%, 3/25/2059(b) 3,825,111 297,854
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,494,475 3,952,873
Series 2019-21, Class , IO,
4.50%, 2/20/2049 4,728,423 709,061
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 625,495 45,340
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 193,067 20,516
Series 2012-H20, Class PT,
1.42%, 7/20/2062(b) 584,563 582,955
Series 2018-H02, Class ZJ,
4.55%, 10/20/2064(b) 541,944 547,851
Series 2017-H12, Class EZ,
4.72%, 6/20/2066(b) 637,027 650,489
Series 2017-H13, Class JZ,
5.02%, 5/20/2067(b) 139,604 144,984
Series 2017-H22, Class FD,
0.44%, 11/20/2067(b) 61,114 60,598
Series 2017-H25, Class FD,
0.39%, 12/20/2067(b) 79,738 79,011
Series 2021-H08, Class IA,
IO, 4.20%, 1/20/2068(b) 704,585 59,750
Series 2019-H01, Class FT,
0.64%, 10/20/2068(b) 6,077,319 6,051,012
Series 2019-H07, Class BZ,
4.28%, 1/20/2069(b) 4,213,481 4,325,891
Series 2019-H05, Class FT,
1.57%, 4/20/2069(b) 4,029,532 4,032,361
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H13, Class FT,
1.59%, 8/20/2069(b) 621,300 620,914
Series 2019-H18, Class DF,
0.64%, 10/20/2069(b) 604,013 600,497
Series 2021-H03, Class ,
IO, 4.14%, 4/20/2070(b) 6,810,007 521,049
Total Collateralized Mortgage Obligations
(cost $32,574,356)
31,631,730
Commercial Mortgage-Backed Securities 10.4%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 940,199
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,826,055
Series 2022-BNK40, Class
A4, 3.51%, 3/15/2064(b) 790,000 757,863
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,316,974
BBCMS Mortgage Trust
Series 2020-BID, Class A,
2.69%, 10/15/2037(a)(b) 1,095,000 1,093,246
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,321,200
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,062,522
BPR Trust
Series 2021-NRD, Class A,
2.05%, 12/15/2023(a)(b) 815,000 793,156
Series 2022-OANA, Class
A, 2.25%, 4/15/2037(a)(b) 605,000 603,851
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 853,994
COMM Mortgage Trust,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,444,914
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 102,790
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 708,282
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 323,182
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 830,000 802,547
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.71%, 1/25/2030(b) 483,927 48,515

36 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K142, Class X1, IO,
0.30%, 12/25/2031(b) 5,770,000 148,267
Series K143, Class X1, IO,
0.34%, 3/25/2032(b) 2,605,000 77,413
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 9,074,481 49,717
Series K157, Class A3,
3.99%, 8/25/2033(b) 1,870,000 1,939,412
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 967,204 71,686
Series K-1521, Class X1,
IO, 1.10%, 8/25/2036(b) 2,811,338 275,265
FNMA REMICS, Series 2020-
M37, Class X, IO, 1.19%,
4/25/2032(b) 1,316,392 87,685
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.01%, 6/25/2028(b) 850,054 64,878
Series 2020-M43, Class X1,
IO, 2.23%, 8/25/2034(b) 6,031,212 724,956
Series 2020-M36, Class X1,
IO, 1.55%, 9/25/2034(b) 976,880 87,313
GNMA REMICS
Series 2018-82, Class , IO,
0.47%, 5/16/2058(b) 10,840,259 400,713
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 830,465 55,645
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,983,191 197,701
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 3,058,313 256,440
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 2,864,121 220,812
Series 2021-33, Class , IO,
0.85%, 10/16/2062(b) 2,560,821 181,964
Series 2020-128, Class , IO,
0.93%, 10/16/2062(b) 1,472,774 108,711
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,342,411 167,234
Series 2021-12, Class , IO,
0.97%, 3/16/2063(b) 3,224,752 246,189
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,414,949 225,833
Series 2021-144, Class , IO,
0.81%, 4/16/2063(b) 4,253,605 303,872
Series 2021-106, Class , IO,
0.85%, 4/16/2063(b) 3,128,306 237,236
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 4,199,377 320,244
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,539,030 274,767
Series 2021-186, Class , IO,
0.77%, 5/16/2063(b) 4,221,892 292,038
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 703,010 56,465
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,890,315 291,481
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,762,490 270,651
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,115,281 157,536
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 1,030,850
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 235,000 225,599
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,164,542
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 385,074
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,835,965
Med Trust, Series 2021-
MDLN, Class A, 1.51%,
11/15/2038(a)(b) 755,000 742,221
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 1,130,000 1,125,372
Motel Trust, Series 2021-
MTL6, Class A, 1.45%,
9/15/2038(a)(b) 609,340 600,201
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
2.06%, 2/15/2039(a)(b) 1,495,000 1,467,890
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 2.02%,
11/15/2027(a)(b) 655,893 459,963
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,271,823
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,429,294
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,505,000 1,514,714
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,909,191
Series 2022-C62, Class A4,
4.00%, 4/15/2055 1,405,000 1,381,712
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,512,133
Total Commercial Mortgage-Backed
Securities
(cost $58,286,615) 55,847,958

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 37
Corporate Bonds 49.5%
Principal
Amount ($) Value ($)
Auto Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 1,020,000 700,476
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,003,248
1,703,724
Automobiles 0.5%
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 930,948
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 381,157
2.75%, 2/14/2027(a) 880,000 829,685
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 482,304
2,624,094
Banks 13.8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 1,000,000 876,930
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 857,965
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,400,000 1,351,579
Banco Santander SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 600,000 582,084
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 1,425,000 1,394,040
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 622,931
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,317,503
Bank of Montreal ,
1.50%, 1/10/2025 2,120,000 2,010,876
2.65%, 3/8/2027 790,000 741,256
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 971,805
2.29%, 1/27/2027(a) 1,195,000 1,115,842
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,476,824
3.45%, 4/11/2025 390,000 385,601
2.45%, 2/2/2032 970,000 823,034
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 769,844
2.38%, 11/21/2024(a) 985,000 950,919
Barclays plc ,
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 542,351
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA ,
(SOFR + 1.23%), 2.59%,
1/20/2028(a)(c) 730,000 664,442
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 906,822
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 2,560,000 2,405,436
3.45%, 4/7/2027 645,000 624,066
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 372,441
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 517,588
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 1,530,000 1,437,305
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 573,775
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 1,000,000 942,356
1.88%, 9/15/2031(a) 590,000 489,859
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 2,195,000 1,990,514
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,292,176
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,129,598
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 765,000 756,478
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 887,120
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 199,932
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 1,600,000 1,579,188
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,012,222
Fifth Third Bancorp ,
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 745,000 742,090
HSBC Holdings plc ,
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 1,435,000 1,382,576
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 645,000 554,758

38 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 1,100,000 1,065,584
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 1,540,000 1,536,094
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 940,000 884,905
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 1,820,000 1,592,521
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 914,491
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.51%, 3/18/2026(c) 1,235,000 1,211,180
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(c) 1,975,000 1,967,606
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 915,000 790,310
National Australia Bank Ltd. ,
1.39%, 1/12/2025(a) 3,075,000 2,915,869
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,180,000 1,185,449
1.60%, 9/29/2026(a) 1,845,000 1,654,276
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 1,943,329
Royal Bank of Canada ,
3.63%, 5/4/2027 2,810,000 2,759,730
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,447,956
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 600,000 541,337
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
3.97%, 3/30/2026(a)(c) 840,000 822,556
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 595,000 537,909
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 640,000 528,416
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 350,833
1.90%, 9/17/2028 1,560,000 1,334,731
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,505,000 1,432,967
2.55%, 3/10/2025(a) 280,000 271,243
Swedbank AB ,
3.36%, 4/4/2025(a) 2,455,000 2,436,155
Toronto-Dominion Bank (The) ,
3.20%, 3/10/2032 715,000 652,114
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 885,000 775,135
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 993,393
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(c) 495,000 416,191
Wells Fargo & Co. ,
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 1,040,000 998,265
(SOFR + 2.13%), 4.61%,
4/25/2053(c) 1,370,000 1,348,864
Westpac Banking Corp. ,
1.95%, 11/20/2028 1,030,000 907,925
74,469,460
Beverages 0.6%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 393,018
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,692,313
Keurig Dr Pepper, Inc. ,
4.50%, 4/15/2052 1,405,000 1,304,557
3,389,888
Biotechnology 0.1%
CSL UK Holdings Ltd. ,
4.25%, 4/27/2032(a) 580,000 574,976
Building Products 0.2%
Fortune Brands Home &
Security, Inc. ,
4.50%, 3/25/2052 1,130,000 961,222
Capital Markets 7.9%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 44,308
2.88%, 6/15/2028 977,000 843,454
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 686,821
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 774,028
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,076,754

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
2.05%, 1/26/2027 1,275,000 1,191,783
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 335,000 299,493
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(a) 2,180,000 1,910,767
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 940,000 789,157
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 1,480,000 1,305,785
Charles Schwab Corp. (The) ,
2.45%, 3/3/2027 1,040,000 978,726
Credit Suisse AG ,
3.70%, 2/21/2025 1,785,000 1,768,400
1.25%, 8/7/2026 865,000 765,235
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 335,000 316,472
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 2,100,000 1,864,797
FS KKR Capital Corp. ,
3.25%, 7/15/2027(d) 95,000 86,043
3.13%, 10/12/2028 1,145,000 996,664
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 810,000 723,062
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 1,560,000 1,400,987
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 2,040,000 1,957,678
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,220,000 1,087,231
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,215,000 1,118,261
JAB Holdings BV ,
4.50%, 4/8/2052(a) 685,000 588,052
Jefferies Group LLC ,
2.63%, 10/15/2031 450,000 369,969
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 16,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,868,957
Macquarie Group Ltd. ,
(SOFR + 2.13%), 4.10%,
6/21/2028(a)(c) 1,330,000 1,288,299
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,205,000 1,096,220
Morgan Stanley ,
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 1,330,000 1,224,105
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 1,950,000 1,934,350
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027(a) 880,000 825,216
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley Domestic
Holdings, Inc. ,
2.95%, 8/24/2022 1,075,000 1,076,850
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 2,155,000 1,958,449
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,127,248
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 200,000 193,547
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 201,426
4.25%, 1/15/2026 490,000 473,018
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025(a) 845,000 835,515
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 1,710,000 1,657,331
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,079,960
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 530,000 484,319
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 490,000 432,246
UBS AG ,
1.38%, 1/13/2025(a) 2,155,000 2,037,927
42,754,910
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 601,070
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052(d) 685,000 497,160
1,098,230
Commercial Services & Supplies 0.2%
Waste Management, Inc. ,
4.15%, 4/15/2032 1,330,000 1,322,952
Consumer Finance 3.0%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 834,363
Ally Financial, Inc. ,
1.45%, 10/2/2023 1,515,000 1,472,736
American Express Co. ,
2.55%, 3/4/2027 1,435,000 1,350,826
4.05%, 5/3/2029 1,430,000 1,416,624
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 579,324
2.25%, 1/12/2029 1,815,000 1,624,969
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 551,017
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,331,376

40 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 62,465
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 415,000 334,027
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 270,000 226,507
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,400,000
General Motors Financial Co.,
Inc. ,
3.80%, 4/7/2025 1,470,000 1,451,617
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 535,000 520,426
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 388,159
John Deere Capital Corp. ,
2.35%, 3/8/2027 160,000 151,560
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 752,271
PACCAR Financial Corp. ,
2.00%, 2/4/2027 545,000 510,233
Toyota Motor Credit Corp. ,
3.05%, 3/22/2027 1,110,000 1,078,449
16,036,949
Distributors 0.1%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 735,000 720,233
Diversified Financial Services 1.4%
AIG Global Funding ,
0.65%, 6/17/2024(a) 1,060,000 997,766
0.90%, 9/22/2025(a) 1,010,000 914,722
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,095,243
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 809,530
Jackson Financial, Inc. ,
4.00%, 11/23/2051(a) 455,000 355,996
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,399,292
National Rural Utilities
Cooperative Finance Corp. ,
1.88%, 2/7/2025 900,000 861,083
ORIX Corp. ,
3.25%, 12/4/2024 635,000 629,806
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 290,301
7,353,739
Diversified Telecommunication Services 0.1%
TELUS Corp. ,
3.40%, 5/13/2032 515,000 471,863
Electric Utilities 2.6%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 212,730
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Alabama Power Co. ,
3.00%, 3/15/2052 465,000 357,511
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 810,000 807,014
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 840,000 817,805
Series J, 4.30%, 12/1/2028 1,000,000 997,173
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 685,472
Duke Energy Corp. ,
0.90%, 9/15/2025 515,000 471,516
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 995,774
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 399,036
Exelon Corp. ,
4.10%, 3/15/2052(a) 565,000 501,666
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 860,000 808,778
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 515,772
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 719,204
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 1,535,000 1,510,296
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
3.80%, 3/15/2082(c) 615,000 535,126
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 1.33%,
11/14/2022(c) 185,000 185,154
4.20%, 3/1/2029 650,000 606,912
Southern California Edison
Co. ,
(SOFR + 0.47%), 0.69%,
12/2/2022(c) 1,310,000 1,309,520
Series J, 0.70%, 8/1/2023 850,000 825,538
Tucson Electric Power Co. ,
3.25%, 5/15/2032 815,000 749,839
14,011,836
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 221,029
CDW LLC ,
3.28%, 12/1/2028 1,425,000 1,285,272
Flex Ltd. ,
4.88%, 6/15/2029 210,000 210,024
Jabil, Inc. ,
4.25%, 5/15/2027 995,000 985,578
2,701,903

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.1%
Magallanes, Inc. ,
5.14%, 3/15/2052(a) 730,000 650,818
Equity Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate
Equities, Inc. ,
3.55%, 3/15/2052 750,000 610,505
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 250,000 232,389
Crown Castle International
Corp. ,
2.90%, 3/15/2027 1,150,000 1,076,699
Extra Space Storage LP ,
3.90%, 4/1/2029 365,000 350,145
Kilroy Realty LP ,
2.65%, 11/15/2033 965,000 769,069
Life Storage LP ,
2.40%, 10/15/2031 925,000 763,283
Office Properties Income
Trust ,
4.50%, 2/1/2025 585,000 580,440
2.40%, 2/1/2027 300,000 259,343
3.45%, 10/15/2031 860,000 673,599
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 404,458
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 324,101
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 468,477
Welltower , Inc. ,
2.75%, 1/15/2032 560,000 485,750
3.85%, 6/15/2032 310,000 295,006
7,293,264
Food & Staples Retailing 0.3%
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 1,510,000 1,463,754
Food Products 0.2%
J M Smucker Co. (The) ,
2.13%, 3/15/2032(d) 440,000 360,740
JBS USA LUX SA ,
3.00%, 5/15/2032(a) 330,000 275,012
4.38%, 2/2/2052(a) 145,000 117,694
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 268,864
1,022,310
Gas Utilities 0.1%
Southwest Gas Corp. ,
4.05%, 3/15/2032 195,000 184,359
3.18%, 8/15/2051 780,000 562,945
747,304
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,521,795
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 814,365
2,336,160
Health Care Providers & Services 0.9%
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 999,169
4.55%, 5/15/2052 720,000 702,152
Centene Corp. ,
3.00%, 10/15/2030 610,000 530,700
Cigna Corp. ,
3.75%, 7/15/2023 327,000 329,788
CVS Health Corp. ,
4.30%, 3/25/2028 148,000 148,656
HCA, Inc. ,
4.63%, 3/15/2052(a) 1,175,000 1,025,603
McKesson Corp. ,
1.30%, 8/15/2026 960,000 861,986
4,598,054
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 332,947
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 662,944
995,891
Household Durables 0.3%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 629,044
Panasonic Holdings Corp. ,
2.54%, 7/19/2022(a) 975,000 974,219
1,603,263
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 769,799
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(a) 840,000 769,989
1,539,788
Insurance 5.1%
American Financial Group,
Inc. ,
3.50%, 8/15/2026 565,000 558,923
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 750,577
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 572,328
Athene Global Funding ,
3.21%, 3/8/2027(a) 875,000 819,011
2.50%, 3/24/2028(a) 1,115,000 988,326
2.65%, 10/4/2031(a) 610,000 510,605
Berkshire Hathaway Finance
Corp. ,
3.85%, 3/15/2052 950,000 845,133

42 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 1,405,000 1,355,197
1.75%, 1/13/2025(a) 955,000 900,773
Brown & Brown, Inc. ,
4.95%, 3/17/2052 1,425,000 1,367,471
CNO Global Funding ,
2.65%, 1/6/2029(a) 1,520,000 1,349,720
Corebridge Financial, Inc. ,
4.40%, 4/5/2052(a)(d) 1,110,000 989,861
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 620,000 542,978
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 1,535,000 1,135,367
F&G Global Funding ,
2.00%, 9/20/2028(a) 1,020,000 876,697
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 1,505,000 1,447,289
2.25%, 1/6/2027(a) 1,515,000 1,380,534
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,124,747
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 1,530,000 1,195,784
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,470,000 1,394,171
3.88%, 6/11/2025(a) 195,000 195,402
Lincoln National Corp. ,
3.40%, 3/1/2032 590,000 543,793
Manulife Financial Corp. ,
3.70%, 3/16/2032 1,070,000 1,019,336
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,785,000 1,692,334
3.22%, 3/28/2025(a) 875,000 861,920
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 226,870
2.75%, 5/7/2025(a) 1,270,000 1,224,611
RGA Global Funding ,
2.70%, 1/18/2029(a) 1,160,000 1,051,840
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 538,685
27,460,283
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
3.60%, 4/13/2032 1,405,000 1,377,546
Prosus NV ,
4.99%, 1/19/2052(a) 945,000 740,669
2,118,215
IT Services 0.6%
DXC Technology Co. ,
2.38%, 9/15/2028 1,545,000 1,343,289
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 812,341
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 649,631
1.35%, 3/15/2026 235,000 212,916
3,018,177
Leisure Products 0.2%
Brunswick Corp. ,
4.40%, 9/15/2032 1,420,000 1,308,878
Machinery 0.6%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 551,287
Daimler Trucks Finance North
America LLC ,
3.65%, 4/7/2027(a)(d) 1,205,000 1,175,059
2.38%, 12/14/2028(a) 600,000 528,492
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 382,784
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 662,713
3,300,335
Media 0.1%
Paramount Global ,
6.88%, 4/30/2036 440,000 493,054
Metals & Mining 0.3%
Anglo American Capital plc ,
4.75%, 3/16/2052(a) 1,425,000 1,301,721
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 291,244
1,592,965
Multi-Utilities 1.0%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 684,969
Berkshire Hathaway Energy
Co. ,
4.60%, 5/1/2053(a) 1,365,000 1,337,001
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 399,642
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(f) 495,000 482,329
Series F, 1.05%, 6/1/2025 660,000 607,333
Puget Energy, Inc. ,
4.22%, 3/15/2032 470,000 446,749
Sempra Energy ,
3.70%, 4/1/2029 495,000 475,610
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 852,438
5,286,071
Oil, Gas & Consumable Fuels 0.5%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 515,000 455,206

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
4.95%, 3/14/2052 875,000 802,033
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 536,087
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 900,000 877,025
2,670,351
Personal Products 0.2%
GSK Consumer Healthcare
Capital US LLC ,
4.00%, 3/24/2052(a) 1,420,000 1,274,716
Pharmaceuticals 0.7%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 601,766
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 975,823
Roche Holdings, Inc. ,
2.31%, 3/10/2027(a) 2,050,000 1,936,588
3,514,177
Road & Rail 0.7%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 489,585
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,324,201
4.00%, 7/15/2025(a) 400,000 398,390
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 756,962
2.85%, 3/1/2027 600,000 566,203
3,535,341
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 695,820
Entegris Escrow Corp. ,
4.75%, 4/15/2029(a) 1,135,000 1,093,868
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 948,720
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 851,804
0.97%, 2/15/2024 240,000 228,723
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 320,000 301,869
TSMC Arizona Corp. ,
4.50%, 4/22/2052 1,370,000 1,367,771
5,488,575
Software 0.1%
Infor , Inc. ,
1.45%, 7/15/2023(a) 585,000 571,017
Specialty Retail 0.6%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 793,743
4.50%, 10/1/2025 675,000 684,155
3.85%, 3/1/2032 1,050,000 947,212
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 519,194
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 535,000 518,174
3,462,478
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. ,
4.20%, 4/15/2032 1,365,000 1,251,977
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 504,123
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 688,425
Western Digital Corp. ,
3.10%, 2/1/2032 130,000 108,264
2,552,789
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
3.05%, 3/15/2032 300,000 255,198
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,320,641
Tobacco 0.3%
BAT Capital Corp. ,
4.74%, 3/16/2032 1,425,000 1,336,391
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 539,542
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 772,461
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 833,005
GATX Corp. ,
3.50%, 6/1/2032 475,000 430,302
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 686,976
3,262,286
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 562,793
Total Corporate Bonds
(cost $289,184,740)
266,831,316
Mortgage-Backed Securities 13.8%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,261,213 2,066,019
Pool# SD8205
2.50%, 4/1/2052 3,531,777 3,226,865
FNMA Pool# BS2927 ,
1.82%, 9/1/2033 2,155,000
1,803,488
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,564,119 1,490,703

44 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3275
3.00%, 2/1/2048 1,410,428 1,343,067
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 5/25/2037 3,668,000 3,436,623
2.50%, 5/25/2037 1,509,000 1,443,866
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 5/25/2052 6,663,000 6,078,123
2.50%, 6/25/2052 8,651,000 7,875,540
3.00%, 6/25/2052 7,000,000 6,585,757
3.50%, 6/25/2052 26,081,000 25,227,415
4.00%, 6/25/2052 4,218,000 4,180,269
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 596 601
Pool# 354696
6.50%, 12/15/2023 728 769
Pool# 369270
6.50%, 12/15/2023 716 756
Pool# 368677
7.50%, 1/15/2024 1,648 1,664
Pool# 359986
7.50%, 1/15/2024 218 219
Pool# 362734
7.50%, 1/15/2024 77 77
Pool# 371909
6.50%, 2/15/2024 1,250 1,321
Pool# 442138
8.00%, 11/15/2026 12,063 12,693
Pool# 399109
7.50%, 2/15/2027 5,141 5,314
Pool# 445661
7.50%, 7/15/2027 2,158 2,182
Pool# 443887
7.50%, 8/15/2027 3,676 3,716
Pool# 455381
7.50%, 8/15/2027 2,440 2,562
Pool# 450591
7.50%, 8/15/2027 414 420
Pool# 453295
7.50%, 8/15/2027 210 213
Pool# 446699
6.00%, 8/15/2028 6,006 6,341
Pool# 482748
6.00%, 9/15/2028 25,389 26,814
Pool# 460906
6.00%, 9/15/2028 2,647 2,787
Pool# 476969
6.50%, 1/15/2029 15,389 16,991
Pool# 781029
6.50%, 5/15/2029 47,857 51,109
GNMA TBA
2.50%, 5/15/2052 5,000,000 4,639,226
3.50%, 6/15/2052 5,000,000 4,877,930
Total Mortgage-Backed Securities
(cost $75,624,845)
74,411,440
U.S. Treasury Obligations 11.5%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.13%, 5/15/2040 2,950,000 2,125,498
1.75%, 8/15/2041 8,735,000 6,919,758
2.00%, 11/15/2041 13,085,000 10,829,882
2.38%, 2/15/2042 (d) 5,055,000 4,466,566
2.25%, 8/15/2049 11,385,000 9,731,062
2.00%, 2/15/2050 8,630,000 6,964,680
1.63%, 11/15/2050 4,860,000 3,572,480
1.88%, 2/15/2051 1,520,000 1,191,240
2.25%, 2/15/2052 (d) 19,200,000 16,485,000
Total U.S. Treasury Obligations
(cost $73,770,062)
62,286,166
Short-Term Investments 11.1%
U.S. Treasury Obligations 11.1%
U.S. Treasury Bills
0.34%, 6/2/2022 13,000,000 12,996,303
0.38%, 6/9/2022 10,000,000 9,995,415
0.52%, 6/30/2022 24,000,000 23,972,555
0.82%, 7/28/2022 13,000,000 12,974,081
Total U.S. Treasury Obligations
(cost $59,945,423)
59,938,354
Total Short-Term Investments
(cost $59,945,423)
59,938,354
Repurchase Agreement 0.9%
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $4,737,870,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$4,832,627. (g)(h) 4,737,763 4,737,763
Total Repurchase Agreement
(cost $4,737,763)
4,737,763
Total Investments
(cost $642,785,674) — 111.9%
602,985,359
Liabilities in excess of other
assets — (11.9)% (64,049,933)
NET ASSETS — 100.0%
$ 538,935,426
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$150,028,158 which represents 27.84% of net assets.

Nationwide Loomis Core Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 45
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(d) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $18,187,940, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,737,763 and by $14,055,560 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.63% – 2.63%, and maturity dates ranging from
2/15/2023 – 5/15/2031, a total value of $18,793,323.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $4,737,763.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 70 6/2022 USD 7,887,031 (333,501)
U.S. Treasury Long Bond 189 6/2022 USD 26,589,938 (1,337,198)
Total long contracts (1,670,699)
Short Contracts
U.S. Treasury Ultra Bond (89) 6/2022 USD (14,278,938) 1,193,789
Total short contracts 1,193,789
Net contracts (476,910)
As of April 30, 2022, the Fund had $340,230 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 17.8%
Principal
Amount ($) Value ($)
Automobiles 13.6%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 384,308 384,475
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 17,880 17,885
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 99,059 98,910
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 214,077 214,325
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 215,000 211,109
Americredit Automobile
Receivables Trust, Series
2019-2, Class B, 2.54%,
7/18/2024 1,090,721 1,093,270
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 24,574
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 245,315
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 145,351 142,792
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 564,773
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 100,974 101,156
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 195,415
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 515,000 496,322
Series 2021-N2, Class B,
0.75%, 3/10/2028 95,659 92,719
Series 2021-N4, Class A1,
0.83%, 9/11/2028 543,258 533,233
Series 2021-N4, Class C,
1.72%, 9/11/2028 150,000 144,969
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 239,693 236,240
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 110,250 110,378
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 276,870
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 263,224
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 255,000 243,019
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 379,641 371,352
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 235,000 233,650
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 226,712
DT Auto Owner Trust
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 124,648 124,246
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 14,491 14,511
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 134,989
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 220,099
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 170,738
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 306,714
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 99,266 99,003
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 185,829
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 203,359
Series 2021-2A, Class B,
0.57%, 9/15/2025 195,000 192,182
Series 2021-4A, Class B,
1.05%, 5/15/2026 365,000 352,068
First Investors Auto Owner
Trust
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 79,513 78,685
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 350,000 336,710
Flagship Credit Auto Trust
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 36,112 36,119
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 703,776
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 207,819 206,099
Series 2022-1, Class A,
1.79%, 10/15/2026(a) 584,757 574,934
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 166,525
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 368,611 368,544
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 264,421
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 462,584

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 205,000 197,084
GLS Auto Receivables Issuer
Trust
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 186,354 186,317
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 158,697 158,899
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 117,723
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 467,573
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 56,438 56,364
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 115,705 115,924
Series 2022-2, Class A2,
2.52%, 5/16/2025 250,000 249,283
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 181,437
GM Financial Leasing Trust,
Series 2021-1, Class A3,
0.26%, 2/20/2024 585,000 579,862
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 111,600 111,591
Series 2022-A, Class A2A,
2.45%, 5/15/2025 110,000 109,639
Series 2021-A, Class A3,
0.37%, 4/15/2026 330,000 323,584
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 495,919 496,220
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 278,597
Hyundai Auto Lease
Securitization Trust, Series
2020-A, Class A3, 1.95%,
7/17/2023(a) 5,837 5,838
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 254,592 254,782
NextGear Floorplan Master
Owner Trust, Series 2022-
1A, Class A2, 2.80%,
3/15/2027(a) 950,000 923,405
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 2,775 2,775
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 474,857
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 201,401
Santander Consumer Auto
Receivables Trust
Series 2020-AA, Class A,
1.37%, 10/15/2024(a) 69,554 69,497
Series 2020-AA, Class C,
3.71%, 2/17/2026(a) 175,000 174,862
Santander Drive Auto
Receivables Trust
Series 2021-1, Class A3,
0.32%, 9/16/2024 221,571 221,384
Series 2019-2, Class C,
2.90%, 10/15/2024 58,290 58,335
Series 2020-2, Class B,
0.96%, 11/15/2024 11,742 11,737
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 261,654
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 416,052
Series 2021-2, Class C,
0.90%, 6/15/2026 275,000 266,738
Series 2021-3, Class C,
0.95%, 9/15/2027 410,000 399,978
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 158,960
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 474,401 475,295
Series 2020-A, Class A3,
1.66%, 5/15/2024 1,347,654 1,347,155
United Auto Credit
Securitization Trust, Series
2022-1, Class B, 2.10%,
3/10/2025(a) 200,000 196,790
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 164,213
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 78,356
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 559,504
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 510,932
World Omni Auto Receivables
Trust
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,007,897 1,008,112
Series 2019-C, Class A3,
1.96%, 12/16/2024 632,850 633,356

48 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-B, Class A3,
0.63%, 5/15/2025 379,329 374,984
World Omni Automobile Lease
Securitization Trust, Series
2022-A, Class A3, 3.21%,
2/18/2025 125,000 124,525
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 178,452
24,908,848
Credit Card 1.4%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 926,271
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 458,492
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,202,116
2,586,879
Equipment Loans & Leases 0.2%
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 407,751
Other 1.7%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 210,464
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 240,883 227,127
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 55,869 55,354
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 106,490 106,426
FREED ABS Trust, Series
2021-3FP, Class A, 0.62%,
11/20/2028(a) 59,179 58,926
GreatAmerica Leasing
Receivables Funding LLC,
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 392,386 391,976
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 155,815 155,179
Marlette Funding Trust, Series
2021-3A, Class A, 0.65%,
12/15/2031(a) 209,841 206,688
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 403,767
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 143,811 143,959
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 924,098
SCF Equipment Leasing LLC,
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 122,821 122,411
3,006,375
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 198,423 199,411
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 140,637 135,343
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 129,618 120,473
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 48,511 46,731
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 388,544 365,431
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 826,827 767,493
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 1.02%,
2/25/2042(a)(b) 46,753 46,440
1,681,322
Total Asset-Backed Securities
(cost $33,175,959)
32,591,175
Collateralized Mortgage Obligations 1.0%
FHLMC REMICS
Series 4060, Class EA,
1.75%, 6/15/2022 961 961
Series 2611, Class HD,
5.00%, 5/15/2023 10,310 10,420
Series 3585, Class LA,
3.50%, 10/15/2024 3,947 3,976
Series 3721, Class PE,
3.50%, 9/15/2040 54,581 53,946
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 4,989 4,985
Series 2012-100, Class WA,
1.50%, 9/25/2027 112,267 107,890
Series 2012-93, Class DP,
1.50%, 9/25/2027 99,712 96,103

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 49
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 11,459 11,422
Series 2009-88, Class QE,
3.00%, 9/16/2039 15,374 15,454
Series 2011-39, Class NE,
3.50%, 9/16/2039 50,028 50,174
Series 2010-H22, Class FE,
0.59%, 5/20/2059(b) 34,302 34,129
Series 2010-H02, Class FA,
1.13%, 2/20/2060(b) 221,796 221,671
Series 2011-H11, Class FA,
0.74%, 3/20/2061(b) 158,819 158,220
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,409 4,309
Series 2012-H18, Class NA,
0.76%, 8/20/2062(b) 63,396 63,314
Series 2016-H13, Class FT,
0.82%, 5/20/2066(b) 35,769 35,693
Series 2017-H25, Class FD,
0.39%, 12/20/2067(b) 61,152 60,594
Series 2019-H01, Class FJ,
0.54%, 9/20/2068(b) 125,145 124,580
Series 2019-H01, Class FT,
0.64%, 10/20/2068(b) 301,435 300,130
Series 2019-H13, Class FT,
1.59%, 8/20/2069(b) 505,290 504,976
Total Collateralized Mortgage Obligations
(cost $1,882,518)
1,862,947
Commercial Mortgage-Backed Securities 4.4%
AOA Mortgage Trust, Series
2021-1177, Class A, 1.43%,
10/15/2038(a)(b) 680,000 661,690
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
2.69%, 10/15/2037(a)(b) 425,000 424,319
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,056,944 1,048,565
BPR Trust
Series 2021-NRD, Class A,
2.05%, 12/15/2023(a)(b) 350,000 340,620
Series 2022-OANA, Class
A, 2.25%, 4/15/2037(a)(b) 200,000 199,620
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
1.51%, 10/15/2036(a)(b) 680,000 666,525
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 381,935
DROP Mortgage Trust, Series
2021-FILE, Class A, 1.70%,
4/15/2026(a)(b) 525,000 516,676
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 348,596
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 100,000 96,000
Med Trust, Series 2021-
MDLN, Class A, 1.51%,
11/15/2038(a)(b) 250,000 245,769
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 565,000 562,686
Motel Trust, Series 2021-
MTL6, Class A, 1.45%,
9/15/2038(a)(b) 106,451 104,854
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 465,000 460,530
OPG Trust, Series 2021-
PORT, Class A, 1.04%,
10/15/2036(a)(b) 785,000 757,970
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 2.02%,
11/15/2027(a)(b) 336,810 236,197
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,021,551
Total Commercial Mortgage-Backed
Securities
(cost $8,323,176) 8,074,103
Corporate Bonds 65.9%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 23,160
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 263,599
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 115,860
379,459
Auto Components 0.2%
Aptiv plc ,
3.25%, 3/1/2032 180,000 158,788
Icahn Enterprises LP ,
5.25%, 5/15/2027 275,000 256,897
415,685
Automobiles 2.0%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,200,081

50 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 755,579
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027 125,000 118,800
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 671,360
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 500,748
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 333,969
3,580,537
Banks 17.2%
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 289,202
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,199,655
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 579,248
Banco Santander SA ,
2.75%, 5/28/2025 600,000 573,532
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 400,000 388,056
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 454,897
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 361,702
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 259,976
Bank of Montreal ,
1.50%, 1/10/2025 680,000 644,998
2.65%, 3/8/2027 285,000 267,415
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,186,095
3.45%, 4/11/2025 200,000 197,744
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 549,420
(SOFR + 1.23%), 2.59%,
1/20/2028(a)(c) 320,000 291,262
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 815,000 765,793
3.45%, 4/7/2027 220,000 212,860
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 89,574
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 490,000 460,314
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 377,483
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Commonwealth Bank of
Australia ,
2.55%, 3/14/2027(a) 330,000 310,977
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 680,000 616,651
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 597,121
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 647,636
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(c) 275,000 271,937
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 644,782
(United States SOFR
Compounded Index
+ 0.81%), 2.97%,
3/28/2025(a)(c) 275,000 271,423
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 915,000 908,522
Fifth Third Bank NA ,
1.80%, 1/30/2023 1,005,000 1,001,568
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 257,799
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 225,000 193,521
ING Groep NV ,
4.10%, 10/2/2023 790,000 798,440
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 370,000 358,423
JPMorgan Chase & Co. ,
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 740,000 738,123
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 300,000 282,416
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 343,566
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.51%, 3/18/2026(c) 380,000 372,670
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 541,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(c) 365,000 363,633
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,149,634

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Australia Bank Ltd. ,
1.88%, 12/13/2022 1,215,000 1,213,774
1.39%, 1/12/2025(a) 940,000 891,355
NatWest Markets plc ,
3.48%, 3/22/2025(a) 525,000 520,128
1.60%, 9/29/2026(a) 455,000 407,965
Royal Bank of Canada ,
1.60%, 1/21/2025(d) 411,000 389,959
3.63%, 5/4/2027 920,000 903,542
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 598,816
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,208,320
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
2.80%, 1/19/2028(a)(c) 345,000 310,837
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
3.97%, 3/30/2026(a)(c) 650,000 636,502
Sumitomo Mitsui Trust Bank
Ltd. ,
2.55%, 3/10/2025(a) 340,000 329,366
Swedbank AB ,
3.36%, 4/4/2025(a) 855,000 848,437
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.53%,
1/6/2023(c) 1,075,000 1,073,237
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 395,297
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 414,673
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 795,000 789,411
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 340,000 326,356
Westpac Banking Corp. ,
1.95%, 11/20/2028 320,000 282,074
31,359,311
Beverages 1.1%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 566,174
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 477,421
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 940,000 916,211
1,959,806
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.4%
Amgen, Inc. ,
3.00%, 2/22/2029 475,000 445,669
CSL UK Holdings Ltd. ,
3.85%, 4/27/2027(a) 290,000 288,356
734,025
Building Products 0.2%
Fortune Brands Home &
Security, Inc. ,
4.00%, 3/25/2032 355,000 331,834
Capital Markets 7.5%
Ares Capital Corp. ,
2.88%, 6/15/2028 353,000 304,748
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 105,000 93,871
Blackstone Holdings Finance
Co. LLC ,
1.63%, 8/5/2028(a) 350,000 300,656
Blackstone Private Credit
Fund ,
1.75%, 9/15/2024(a) 320,000 299,051
2.63%, 12/15/2026(a) 485,000 425,102
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 290,000 243,463
Charles Schwab Corp. (The) ,
2.45%, 3/3/2027 490,000 461,131
Credit Suisse AG ,
3.70%, 2/21/2025 595,000 589,466
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 455,000 429,835
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 645,000 572,759
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 86,460
3.25%, 7/15/2027(d) 295,000 267,185
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 644,950
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 490,000 440,054
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 665,000 638,165
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 505,000 450,043
Hercules Capital, Inc. ,
3.38%, 1/20/2027 290,000 266,910
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 2,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,209,325
Main Street Capital Corp. ,
3.00%, 7/14/2026 370,000 336,598
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,057,576

52 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 813,025
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 655,000 649,743
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027(a) 280,000 262,569
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 690,000 627,067
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 110,000 106,451
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 297,343
OWL Rock Core Income
Corp. ,
5.50%, 3/21/2025(a) 280,000 276,857
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 426,448
S&P Global, Inc. ,
2.45%, 3/1/2027(a) 475,000 447,390
State Street Corp. ,
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 325,000 301,563
UBS AG ,
1.38%, 1/13/2025(a) 485,000 458,652
13,786,456
Commercial Services & Supplies 0.3%
Waste Management, Inc. ,
4.15%, 4/15/2032 460,000 457,562
Consumer Finance 4.4%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 273,242
Ally Financial, Inc. ,
1.45%, 10/2/2023 520,000 505,494
American Express Co. ,
2.55%, 3/4/2027 475,000 447,137
4.05%, 5/3/2029 485,000 480,464
American Honda Finance
Corp. ,
2.25%, 1/12/2029 565,000 505,844
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 345,521
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 196,449
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 859,114
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 24,025
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 319,996
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 465,000 431,846
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
3.80%, 4/7/2025 160,000 157,999
2.35%, 2/26/2027(d) 650,000 584,388
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 68,093
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 189,346
John Deere Capital Corp. ,
2.35%, 3/8/2027 55,000 52,099
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 477,403
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 957,359
1.80%, 2/6/2025 135,000 129,768
Synchrony Financial ,
2.85%, 7/25/2022 155,000 155,255
4.38%, 3/19/2024 120,000 120,993
Toyota Motor Credit Corp. ,
3.05%, 3/22/2027 805,000 782,118
8,063,953
Containers & Packaging 0.6%
Canpack SA ,
3.88%, 11/15/2029(a) 460,000 395,039
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 621,464
1,016,503
Distributors 0.3%
Ferguson Finance plc ,
4.25%, 4/20/2027(a) 645,000 634,971
Diversified Financial Services 0.8%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 350,119
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 317,852
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 381,935
National Rural Utilities
Cooperative Finance Corp. ,
1.88%, 2/7/2025 395,000 377,920
1,427,826
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 406,139
Electric Utilities 3.8%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 824,392
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.80%,
11/1/2023(c) 1,085,000 1,085,084
2.03%, 3/15/2024 255,000 248,262

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,166,023
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 290,000 272,727
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 491,953
(United States SOFR
Compounded Index
+ 0.40%), 0.57%,
11/3/2023(c) 170,000 169,069
2.94%, 3/21/2024 750,000 744,498
Pacific Gas and Electric Co. ,
(United States SOFR
Compounded Index
+ 1.15%), 1.33%,
11/14/2022(c) 60,000 60,050
3.25%, 2/16/2024 465,000 458,711
Southern California Edison
Co. ,
(SOFR + 0.47%), 0.69%,
12/2/2022(c) 340,000 339,875
Series J, 0.70%, 8/1/2023 360,000 349,640
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 714,696
6,924,980
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc. ,
4.25%, 5/15/2027 335,000 331,828
Entertainment 0.7%
Magallanes, Inc. ,
3.43%, 3/15/2024(a) 285,000 283,114
3.76%, 3/15/2027(a) 175,000 169,251
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 915,000 909,450
1,361,815
Equity Real Estate Investment Trusts (REITs) 1.2%
Crown Castle International
Corp. ,
2.90%, 3/15/2027 380,000 355,779
Extra Space Storage LP ,
3.90%, 4/1/2029 120,000 115,116
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 669,106
GLP Capital LP ,
5.25%, 6/1/2025 600,000 610,680
Office Properties Income
Trust ,
4.50%, 2/1/2025 400,000 396,882
3.45%, 10/15/2031 130,000 101,823
2,249,386
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.3%
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 635,000 615,552
Food Products 0.5%
Cargill, Inc. ,
3.63%, 4/22/2027(a) 915,000 908,079
JBS USA LUX SA ,
3.00%, 5/15/2032(a) 105,000 87,504
995,583
Gas Utilities 0.3%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 254,537
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 180,688
Southwest Gas Corp. ,
4.05%, 3/15/2032 120,000 113,452
548,677
Health Care Equipment & Supplies 0.2%
Baxter International, Inc. ,
2.27%, 12/1/2028(a) 335,000 298,279
Health Care Providers & Services 0.4%
Anthem, Inc. ,
4.10%, 5/15/2032 160,000 157,425
Cigna Corp. ,
3.75%, 7/15/2023 289,000 291,464
HCA, Inc. ,
3.13%, 3/15/2027(a) 210,000 197,493
646,382
Hotels, Restaurants & Leisure 0.3%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 131,509
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 393,513
5.63%, 4/23/2025(f) 65,000 66,935
591,957
Household Durables 0.3%
Panasonic Holdings Corp. ,
2.54%, 7/19/2022(a) 590,000 589,527
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 305,015
Insurance 8.2%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,192,964
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 308,956
Athene Global Funding ,
1.72%, 1/7/2025(a) 510,000 477,329
2.50%, 3/24/2028(a) 480,000 425,468

54 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 430,000 414,758
1.75%, 1/13/2025(a) 375,000 353,706
Brown & Brown, Inc. ,
4.20%, 3/17/2032 120,000 114,924
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 421,788
Corebridge Financial, Inc. ,
3.65%, 4/5/2027(a) 650,000 630,608
F&G Global Funding ,
0.90%, 9/20/2024(a) 985,000 919,434
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 715,000 687,583
2.25%, 1/6/2027(a) 470,000 428,284
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 926,781
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.89%,
1/6/2023(a)(c) 1,205,000 1,205,492
1.75%, 1/12/2025(a) 460,000 436,271
Lincoln National Corp. ,
3.40%, 3/1/2032 195,000 179,728
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 990,865
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 560,791
0.90%, 6/8/2023(a) 445,000 435,954
1.88%, 1/11/2027(a) 940,000 861,345
Pricoa Global Funding I ,
1.15%, 12/6/2024(a) 955,000 904,032
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 780,000 739,507
3.22%, 3/28/2025(a) 190,000 187,160
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 380,000 378,104
RGA Global Funding ,
2.70%, 1/18/2029(a) 360,000 326,433
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 426,366
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 129,862
15,064,493
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc. ,
3.30%, 4/13/2027 920,000 912,520
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 330,879
1,243,399
IT Services 0.5%
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 259,760
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 574,092
833,852
Leisure Products 0.2%
Brunswick Corp. ,
4.40%, 9/15/2032 470,000 433,220
Machinery 0.3%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 226,421
Daimler Trucks Finance North
America LLC ,
3.65%, 4/7/2027(a) 415,000 404,689
631,110
Metals & Mining 0.5%
FMG Resources August 2006
Pty. Ltd. ,
6.13%, 4/15/2032(a) 660,000 655,060
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 190,815
845,875
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 292,175
3.75%, 12/31/2024(a)(d) 355,000 341,620
633,795
Multi-Utilities 1.2%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 291,097
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023(d) 675,000 650,403
Sempra Energy ,
3.70%, 4/1/2029 165,000 158,537
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,066,568
2,166,605
Oil, Gas & Consumable Fuels 1.9%
ConocoPhillips Co. ,
2.40%, 3/7/2025 395,000 384,371
Enbridge, Inc. ,
2.15%, 2/16/2024 835,000 816,012
EQT Corp. ,
6.63%, 2/1/2025(f) 240,000 249,790
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 70,982
MPLX LP ,
3.38%, 3/15/2023 780,000 782,819
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 315,000 306,959
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 915,056
3,525,989

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Products 0.3%
GSK Consumer Healthcare
Capital US LLC ,
3.38%, 3/24/2027(a) 620,000 599,777
Pharmaceuticals 1.3%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 700,654
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 382,942
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 100,230
Roche Holdings, Inc. ,
2.13%, 3/10/2025(a) 960,000 928,990
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 210,450
2,323,266
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 139,500
Road & Rail 1.3%
Canadian Pacific Railway Co. ,
1.35%, 12/2/2024 480,000 454,656
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 200,497
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 850,912
4.00%, 7/15/2025(a) 45,000 44,819
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 248,934
2.85%, 3/1/2027 190,000 179,297
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 476,499
2,455,614
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 233,529
Entegris Escrow Corp. ,
4.75%, 4/15/2029(a) 375,000 361,410
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 605,566
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 331,807
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 100,000 94,334
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 511,853
TSMC Arizona Corp. ,
4.13%, 4/22/2029 920,000 915,860
3,054,359
Software 0.7%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 219,622
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 972,398
1,192,020
Specialty Retail 0.3%
AutoNation, Inc. ,
3.85%, 3/1/2032 140,000 126,295
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 355,000 343,835
470,130
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.85%, 7/15/2025 390,000 409,434
HP, Inc. ,
4.00%, 4/15/2029 460,000 437,078
Western Digital Corp. ,
2.85%, 2/1/2029 85,000 75,284
921,796
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
3.05%, 3/15/2032 95,000 80,813
Thrifts & Mortgage Finance 0.5%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 886,898
Tobacco 0.5%
BAT International Finance plc ,
4.45%, 3/16/2028 940,000 905,035
Trading Companies & Distributors 0.9%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 478,705
0.80%, 8/18/2024 200,000 185,919
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 288,036
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 513,769
GATX Corp. ,
3.50%, 6/1/2032 155,000 140,414
1,606,843
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 316,571
Total Corporate Bonds
(cost $124,695,968)
120,367,168
Mortgage-Backed Securities 0.6%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 34,808 34,243
Pool# G13746
4.50%, 1/1/2025 30,367 31,042
Pool# G13888
5.00%, 6/1/2025 5,296 5,402

56 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 129,044 128,239
Pool# C00748
6.00%, 4/1/2029 5,076 5,463
Pool# C01418
5.50%, 10/1/2032 35,849 38,176
Pool# G01740
5.50%, 12/1/2034 19,392 20,652
Pool# G04342
6.00%, 4/1/2038 22,849 25,286
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 22,533 23,520
Pool# 848191
2.37%, 12/1/2034(b) 127,875 128,401
FNMA Pool# 815323 ,
1.79%, 1/1/2035 (b) 33,410
34,516
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 5,142 5,238
Pool# 931892
4.50%, 9/1/2024 118,069 121,193
Pool# AL0802
4.50%, 4/1/2025 23,031 23,520
Pool# AB2518
4.00%, 3/1/2026 27,221 27,776
Pool# AB4998
3.00%, 4/1/2027 220,645 219,616
Pool# 190307
8.00%, 6/1/2030 431 470
Pool# 253516
8.00%, 11/1/2030 377 410
Pool# 725773
5.50%, 9/1/2034 42,643 45,357
Pool# 811773
5.50%, 1/1/2035 42,742 45,452
GNMA Pool# 5080 ,
4.00%, 6/20/2026 33,892
34,584
Total Mortgage-Backed Securities
(cost $1,001,726)
998,556
U.S. Treasury Obligations 9.4%
U.S. Treasury Notes
0.38%, 10/31/2023 6,430,000 6,226,551
0.75%, 12/31/2023 1,870,000 1,812,877
0.88%, 1/31/2024 7,035,000 6,821,752
2.50%, 4/30/2024 1,375,000 1,369,199
2.50%, 3/31/2027 925,000 906,428
Total U.S. Treasury Obligations
(cost $17,477,918)
17,136,807
Repurchase Agreement 0.8%
Principal
Amount ($) Value ($)
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $1,441,827,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,470,663. (g)(h) 1,441,795 1,441,795
Total Repurchase Agreement
(cost $1,441,795)
1,441,795
Total Investments
(cost $187,999,060) — 99.9%
182,472,551
Other assets in excess of
liabilities — 0.1% 149,766
NET ASSETS — 100.0%
$ 182,622,317
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$70,932,375 which represents 38.84% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(d) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $1,399,747, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,441,795.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,441,795.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Short Term Bond Fund - April 30, 2022 (Unaudited) - Statement of Investments - 57
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 25 6/2022 USD 5,270,312 (93,327)
Total long contracts (93,327)
Short Contracts
U.S. Treasury 5 Year Note (30) 6/2022 USD (3,380,156) 142,149
U.S. Treasury 10 Year Ultra Note (36) 6/2022 USD (4,644,000) 306,671
Total short contracts 448,820
Net contracts 355,493
As of April 30, 2022, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon
Core Plus Bond ESG
Fund Nationwide Bond Fund
Assets:
Investment securities, at value
*
$ 626,986,672 $ 318,222,438
Repurchase agreements, at value 3,942,795 1,222,558
Cash 948,639 8,639,196
Cash pledged for swap contracts — 819,511
Restricted cash, collateral for TBAs — 641,273
Deposits with broker for futures contracts 1,312,573 —
Interest receivable 4,587,131 1,689,436
Security lending income receivable 3,179 414
Receivable for investments sold 7,692,727 42,015
Receivable for capital shares issued 2,903 3,209
Receivable for variation margin on futures contracts 97,875 —
Receivable for reimbursement from investment adviser (Note 3) — 23,365
Prepaid expenses 46,359 40,820
Total Assets 645,620,853 331,344,235
Liabilities:
Payable for investments purchased 2,970,726 30,611,481
Distributions payable 1,118 1,996
Payable for capital shares redeemed 386,087 35,922
Payable for variation margin on futures contracts — 135,234
Payable for variation margin on centrally cleared swap contracts — 328,130
Written options, at value (Note 2) — 1,634,656
Payable upon return of securities loaned (Note 2) 3,942,795 1,222,558
Accrued expenses and other payables:
Investment advisory fees 219,131 101,558
Fund administration fees 41,952 27,722
Distribution fees 2,721 2,842
Administrative servicing fees 7,373 13,841
Accounting and transfer agent fees 6,549 13,837
Trustee fees 2,342 666
Due to broker — 39,379
Custodian fees 15,187 4,388
Compliance program costs (Note 3) 211 35
Professional fees 27,075 20,105
Printing fees 39,266 27,651
Other 16,271 10,229
Total Liabilities 7,678,804 34,232,230
Net Assets $ 637,942,049 $ 297,112,005
* Includes value of securities on loan (Note 2) 10,381,246 2,168,609
Cost of investment securities 678,771,502 341,322,025
Cost of repurchase agreements 3,942,795 1,222,558
Premiums of written options — (359,460)
Represented by:
Capital $ 703,239,624 $ 329,741,413
Total distributable earnings (loss) (65,297,575) (32,629,408)
Net Assets $ 637,942,049 $ 297,112,005

Fixed lncome Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ 261,305,219 $ 229,095,212 $ 598,247,596 $ 181,030,756
279,000,000 1,522,050 4,737,763 1,441,795
159,685 1,849,550 5,553,229 3,272,045
— — — —
— — 748,331 —
— — 457,443 326,974
40,319 403,916 2,341,091 755,111
— 92 859 631
— — 85,436,506 1,058,070
708,402 22,459 77,738 12,019
— 44,938 — 9,273
57 13,439 — 9,615
91,632 25,912 42,768 31,490
541,305,314 232,977,568 697,643,324 187,947,779
— — 153,340,300 3,554,365
— — 1,262 2,175
834,472 44,344 103,959 162,356
— — 40,125 —
— — — —
— — — —
— 1,522,050 4,737,763 1,441,795
82,783 48,432 179,214 52,911
33,144 25,544 31,693 25,101
— 2,448 3,252 5,537
— 3,829 191,966 7,124
152,256 7,361 8,266 7,451
1,082 489 1,256 389
— 7 — —
4,614 2,324 3,866 3,134
51 25 66 21
27,437 18,815 21,968 17,634
159,370 37,095 31,133 34,761
20,412 7,796 11,809 10,708
1,315,621 1,720,559 158,707,898 5,325,462
$ 539,989,693 $ 231,257,009 $ 538,935,426 $ 182,622,317
— 1,983,125 18,187,940 1,399,747
261,305,219 227,574,620 638,047,911 186,557,265
279,000,000 1,522,050 4,737,763 1,441,795
— — — —
$ 539,992,782 $ 230,931,257 $ 601,317,649 $ 192,466,241
(3,089) 325,752 (62,382,223) (9,843,924)
$ 539,989,693 $ 231,257,009 $ 538,935,426 $ 182,622,317

60 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon
Core Plus Bond ESG
Fund Nationwide Bond Fund
Net Assets:
Class A Shares $ 12,513,020 $ 9,682,942
Class C Shares — 922,668
Class R6 Shares 617,093,878 253,723,240
Institutional Service Class Shares 8,335,151 32,783,155
Investor Shares — —
Service Class Shares — —
Total $ 637,942,049 $ 297,112,005
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,336,434 1,105,651
Class C Shares — 105,227
Class R6 Shares 65,865,312 28,916,146
Institutional Service Class Shares 889,408 3,738,222
Investor Shares — —
Service Class Shares — —
Total 68,091,154 33,865,246
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .36 (a) $ 8 .76 (b)
Class C Shares $ — $ 8 .77 (d)
Class R6 Shares $ 9 .37 $ 8 .77
Institutional Service Class Shares $ 9 .37 $ 8 .77
Investor Shares $ — $ —
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .78 $ 8 .96
Maximum Sales Charge:
Class A Shares 4 .25% 2 .25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 61
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ — $ 11,948,137 $ 11,900,463 $ 19,169,625
— — 1,117,330 2,546,917
205,635,466 195,167,298 168,007,298 144,406,014
— 24,141,574 357,910,335 16,499,761
332,464,317 — — —
1,889,910 — — —
$ 539,989,693 $ 231,257,009 $ 538,935,426 $ 182,622,317
— 1,173,744 1,214,031 1,951,894
— — 114,740 256,197
205,639,091 19,012,108 16,805,351 14,676,656
— 2,354,223 35,798,533 1,677,074
332,467,744 — — —
1,889,940 — — —
539,996,775 22,540,075 53,932,655 18,561,821
$ — $ 10 .18 (b) $ 9 .80 (c) $ 9 .82 (c)
$ — $ — $ 9 .74 (d) $ 9 .94 (d)
$ 1 .00 $ 10 .27 $ 10 .00 $ 9 .84
$ — $ 10 .25 $ 10 .00 $ 9 .84
$ 1 .00 $ — $ — $ —
$ 1 .00 $ — $ — $ —
$ — $ 10 .41 $ 10 .03 $ 10 .05
– % 2 .25% 2 .25% 2 .25%

62 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Nationwide Bond
Fund
INVESTMENT INCOME:
Interest income $ 10,789,443 $ 3,859,393
Dividend income 247,106 —
Income from securities lending (Note 2) 24,612 743
Total Income 11,061,161 3,860,136
EXPENSES:
Investment advisory fees 1,821,305 653,710
Fund administration fees 146,191 82,393
Distribution fees Class A 18,032 15,090
Distribution fees Class C — 5,450
Distribution fees Service Class — —
Administrative servicing fees Class A 5,770 1,811
Administrative servicing fees Class C — 341
Administrative servicing fees Institutional Service Class 2,454 14,538
Administrative servicing fees Investor — —
Administrative servicing fees Service Class — —
Registration and filing fees 22,882 32,740
Professional fees 30,178 23,527
Printing fees 16,507 12,671
Trustee fees 12,075 4,573
Custodian fees 19,623 6,462
Accounting and transfer agent fees 11,112 21,897
Compliance program costs (Note 3) 1,423 548
Other 13,973 7,245
Total expenses before fees waived and expenses reimbursed 2,121,525 882,996
Distribution fees voluntarily waived - Service Class (Note 3) — —
Investment advisory fees waived (Note 3) (89,786) —
Investment advisory fees voluntarily waived (Note 3) — —
Administrative servicing fees voluntarily waived - Investor (Note 3) — —
Administrative servicing fees voluntarily waived - Service Class (Note 3) — —
Expenses reimbursed by adviser (Note 3) — (136,715)
Net Expenses 2,031,739 746,281
NET INVESTMENT INCOME 9,029,422 3,113,855
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (9,498,541) (2,914,265)
Expiration or closing of futures contracts (Note 2) (3,177,444) (560,703)
Expiration or closing of written option contracts (Note 2) — 141,085
TBA Sale Commitments (Note 2) — —
Expiration or closing of swap contracts (Note 2) — 75,178
Net realized gains (losses) (12,675,985) (3,258,705)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (69,567,543) (29,437,134)
Futures contracts (Note 2) 2,814,870 (3,808,577)
Written options contracts (Note 2) — (1,207,823)
Swap contracts (Note 2) — 202,637
Net change in unrealized appreciation/depreciation (66,752,673) (34,250,897)
Net realized/unrealized gains (losses) (79,428,658) (37,509,602)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (70,399,236) $ (34,395,747)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 63
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short-
Term Bond Fund
$ 418,876 $ 7,092,188 $ 5,681,311 $ 1,831,542
— — — —
— 92 859 816
418,876 7,092,280 5,682,170 1,832,358
811,113 310,132 1,160,765 327,092
101,739 70,660 111,108 64,941
— 15,301 16,380 24,742
— — 5,465 10,315
1,239 — — —
— 10,080 3,931 9,897
— — 331 1,376
— 19,259 492,628 3,452
164,523 — — —
1,239 — — —
25,039 22,046 27,884 28,020
16,219 16,320 26,213 21,351
41,330 10,625 12,151 11,287
7,664 3,502 8,256 2,646
6,797 5,441 13,941 3,439
290,245 11,299 16,886 14,234
920 422 997 318
10,014 3,158 9,419 5,576
1,478,081 498,245 1,906,355 528,686
(1,239) — — —
(72,997) — — —
(818,918) — — —
(164,523) — — —
(1,239) — — —
(289) (80,774) — (57,822)
418,876 417,471 1,906,355 470,864
– 6,674,809 3,775,815 1,361,494
15 2,132,862 (17,653,996) (2,046,635)
— 1,727,865 (165,971) 360,576
— — — —
— — 6,420 —
— — — —
15 3,860,727 (17,813,547) (1,686,059)
— (22,267,042) (40,474,427) (6,844,224)
— 632,187 (476,910) 237,772
— — — —
— — — —
— (21,634,855) (40,951,337) (6,606,452)
15 (17,774,128) (58,764,884) (8,292,511)
$ 15 $ (11,099,319) $ (54,989,069) $ (6,931,017)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 9,029,422 $ 22,574,708
Net realized gains (losses) (12,675,985) 12,077,485
Net change in unrealized appreciation/depreciation (66,752,673) (17,150,431)
Change in net assets resulting from operations (70,399,236) 17,501,762
Distributions to Shareholders From:
Distributable earnings:
Class A (272,285) (668,274)
Class C — —
Class R6 (17,382,317) (45,541,981)
Institutional Service Class (199,274) (592,387)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (17,853,876) (46,802,642)
Change in net assets from capital transactions (321,110,523) (79,602,300)
Change in net assets (409,363,635) (108,903,180)
Net Assets:
Beginning of period 1,047,305,684 1,156,208,864
End of period $ 637,942,049 $ 1,047,305,684

Fixed Income Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 3,113,855 $ 6,195,252 $ — $ 616
(3,258,705) 3,099,103 15 23,448
(34,250,897) (5,674,595) — —
(34,395,747) 3,619,760 15 24,064
(237,410) (625,312) — —
(16,287) (51,367) — —
(5,424,952) (12,213,320) (10,583) —
(710,421) (1,737,021) — —
— — (16,510) —
— — (75) —
(6,389,070) (14,627,020) (27,168) —
(4,169,822) (5,758,238) (17,767,447) (86,342,105)
(44,954,639) (16,765,498) (17,794,600) (86,318,041)
342,066,644 358,832,142 557,784,293 644,102,334
$ 297,112,005 $ 342,066,644 $ 539,989,693 $ 557,784,293

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 101,518 $ 369,403
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 265,619 647,557
Cost of shares redeemed (2,280,282) (2,791,828)
Total Class A Shares (1,913,145) (1,774,868)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 37,569,990 123,651,493
Dividends reinvested 17,164,221 45,203,933
Cost of shares redeemed (372,235,134) (241,881,994)
Total Class R6 Shares (317,500,923) (73,026,568)
Institutional Service Class Shares
Proceeds from shares issued 333,841 1,488,592
Dividends reinvested 198,224 563,712
Cost of shares redeemed (2,228,520) (6,853,168)
Total Institutional Service Class Shares (1,696,455) (4,800,864)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (321,110,523) $ (79,602,300)

Fixed Income Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 192,895 $ 606,264 $ — $ —
— 49,126 — —
227,439 601,486 — —
(3,864,905) (2,813,839) — —
(3,444,571) (1,556,963) — —
41,828 170,306 — —
16,269 51,296 — —
— (49,126) — —
(217,439) (596,162) — —
(159,342) (423,686) — —
1,582,974 25,648,957 31,908,335 88,478,981
5,424,947 12,213,315 10,583 —
(6,269,643) (38,705,694) (44,329,270) (128,617,672)
738,278 (843,422) (12,410,352) (40,138,691)
2,326,292 4,997,720 — —
701,431 1,633,204 — —
(4,331,910) (9,565,091) — —
(1,304,187) (2,934,167) — —
— — 56,834,127 120,561,814
— — 16,491 —
— — (62,597,883) (166,646,172)
— — (5,747,265) (46,084,358)
— — 509,028 2,254,821
— — 75 —
— — (118,933) (2,373,877)
— — 390,170 (119,056)
$ (4,169,822) $ (5,758,238) $ (17,767,447) $ (86,342,105)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 9,796 34,568
Issued in class conversion (Note 1) — —
Reinvested 26,005 60,455
Redeemed (225,953) (261,792)
Total Class A Shares (190,152) (166,769)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 3,578,874 11,488,167
Reinvested 1,674,757 4,220,095
Redeemed (36,110,049) (22,724,160)
Total Class R6 Shares (30,856,418) (7,015,898)
Institutional Service Class Shares
Issued 32,409 139,656
Reinvested 19,400 52,566
Redeemed (219,645) (644,051)
Total Institutional Service Class Shares (167,836) (451,829)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (31,214,406) (7,634,496)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
20,017 60,371 — —
— 4,947 — —
23,611 59,567 — —
(403,960) (279,815) — —
(360,332) (154,930) — —
4,326 16,758 — —
1,684 5,066 — —
— (4,938) — —
(22,941) (59,702) — —
(16,931) (42,816) — —
167,424 2,570,645 31,908,335 88,478,981
565,057 1,208,466 10,583 —
(674,484) (3,845,709) (44,329,271) (128,617,672)
57,997 (66,598) (12,410,353) (40,138,691)
241,754 494,957 — —
72,999 161,655 — —
(454,227) (950,985) — —
(139,474) (294,373) — —
— — 56,834,127 120,561,814
— — 16,491 —
— — (62,597,882) (166,646,171)
— — (5,747,264) (46,084,357)
— — 509,028 2,254,821
— — 75 —
— — (118,934) (2,373,877)
— — 390,169 (119,056)
(458,740) (558,717) (17,767,448) (86,342,104)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 6,674,809 $ 10,040,559
Net realized gains (losses) 3,860,727 3,159,287
Net change in unrealized appreciation/depreciation (21,634,855) 2,358,621
Change in net assets resulting from operations (11,099,319) 15,558,467
Distributions to Shareholders From:
Distributable earnings:
Class A (532,784) (261,940)
Class C — —
Class R6 (9,604,520) (5,906,067)
Institutional Service Class (1,154,157) (650,333)
Change in net assets from shareholder distributions (11,291,461) (6,818,340)
Change in net assets from capital transactions (4,746,878) (9,383,179)
Change in net assets (27,137,658) (643,052)
Net Assets:
Beginning of period 258,394,667 259,037,719
End of period $ 231,257,009 $ 258,394,667
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,151,971 $ 2,946,394
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 527,188 257,971
Cost of shares redeemed (1,353,086) (4,260,423)
Total Class A Shares 1,326,073 (1,056,058)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 6,337,583 37,620,345
Dividends reinvested 9,604,520 5,906,067
Cost of shares redeemed (21,408,107) (51,320,382)
Total Class R6 Shares (5,466,004) (7,793,970)
Institutional Service Class Shares
Proceeds from shares issued 1,667,522 4,140,250
Dividends reinvested 1,128,050 596,635
Cost of shares redeemed (3,402,518) (5,270,036)
Total Institutional Service Class Shares (606,946) (533,151)
Change in net assets from capital transactions $ (4,746,878) $ (9,383,179)

Fixed Income Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 3,775,815 $ 7,372,299 $ 1,361,494 $ 3,036,778
(17,813,547) 4,931,584 (1,686,059) 2,283,493
(40,951,337) (13,210,680) (6,606,452) (3,344,388)
(54,989,069) (906,797) (6,931,017) 1,975,883
(232,701) (656,555) (117,546) (261,756)
(22,701) (113,119) (9,079) (28,731)
(3,319,117) (8,739,163) (1,130,138) (2,534,691)
(6,982,315) (18,805,026) (128,949) (292,322)
(10,556,834) (28,313,863) (1,385,712) (3,117,500)
(5,030,834) 69,972,211 (1,960,789) (24,114,417)
(70,576,737) 40,751,551 (10,277,518) (25,256,034)
609,512,163 568,760,612 192,899,835 218,155,869
$ 538,935,426 $ 609,512,163 $ 182,622,317 $ 192,899,835
$ 603,348 $ 1,725,682 $ 1,674,141 $ 3,135,873
— 68,067 26,919 139,994
218,435 600,345 108,782 238,168
(1,111,345) (1,766,998) (2,204,544) (5,717,654)
(289,562) 627,096 (394,702) (2,203,619)
17,423 263,315 209,526 268,780
22,350 109,227 8,934 28,300
— (68,067) (26,919) (139,994)
(801,268) (1,142,309) (571,778) (2,290,262)
(761,495) (837,834) (380,237) (2,133,176)
16,056,204 79,556,747 13,201,694 12,568,121
3,317,837 8,728,602 1,129,866 2,533,664
(15,366,074) (63,537,694) (14,736,651) (33,163,444)
4,007,967 24,747,655 (405,091) (18,061,659)
22,389,377 108,525,739 1,998,878 5,335,415
6,979,389 18,790,813 126,121 281,026
(37,356,510) (81,881,258) (2,905,758) (7,332,404)
(7,987,744) 45,435,294 (780,759) (1,715,963)
$ (5,030,834) $ 69,972,211 $ (1,960,789) $ (24,114,417)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 199,351 269,855
Issued in class conversion (Note 1) — —
Reinvested 48,739 23,431
Redeemed (128,010) (389,744)
Total Class A Shares 120,080 (96,458)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 578,912 3,410,248
Reinvested 880,937 533,645
Redeemed (1,984,528) (4,653,458)
Total Class R6 Shares (524,679) (709,565)
Institutional Service Class Shares
Issued 154,625 376,007
Reinvested 103,550 53,905
Redeemed (315,913) (479,268)
Total Institutional Service Class Shares (57,738) (49,356)
Total change in shares (462,337) (855,379)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
55,868 153,572 165,874 303,087
— 6,175 2,633 13,574
20,427 53,636 10,825 23,013
(105,628) (160,077) (218,593) (552,598)
(29,333) 53,306 (39,261) (212,924)
1,692 23,578 20,499 25,619
2,096 9,808 879 2,701
— (6,215) (2,600) (13,406)
(75,939) (102,459) (55,770) (218,585)
(72,151) (75,288) (36,992) (203,671)
1,493,851 6,945,159 1,308,398 1,210,539
304,926 765,446 112,195 244,388
(1,438,217) (5,566,575) (1,461,125) (3,198,543)
360,560 2,144,030 (40,532) (1,743,616)
2,039,725 9,454,852 196,670 514,366
640,085 1,646,858 12,527 27,109
(3,492,131) (7,217,863) (286,968) (706,964)
(812,321) 3,883,847 (77,771) (165,489)
(553,245) 6,005,895 (194,556) (2,325,700)

74 - Financial Highlights - April 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.54 $ 0.09 $ (1.08) $ (0.99) $ (0.10) $ (0.09) $ (0.19) $ 9.36 (9.54)% $ 12,513 0.81% 1.87% 0.84% 63.83%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
10/31/2019 9.74 0.28 0.68 0.96 (0.29) — (0.29) 10.41 10.03% 21,799 0.83% 2.80% 0.84% 113.81%
10/31/2018 10.24 0.29 (0. 49) (0.20) (0.30) — (0.30) 9.74 (2.01)% 20,176 0.86% 2.86% 0.86% 77.41%
10/31/2017 10.36 0.27 (0.08) 0.19 (0.29) (0.02) (0.31) 10.24 1.80% 4,867 0.86% 2.60% 0.86% 90.67%
Class R6 Shares(g)
4/30/2022 (Unaudited) 10.55 0.11 (1.08) (0.97) (0.12) (0.09) (0.21) 9.37 (9.38)% 617,094 0.48% 2.19% 0.51% 63.83%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
10/31/2019 9.75 0.32 0.68 1.00 (0.33) — (0.33) 10.42 10.40% 1,146,900 0.48% 3.15% 0.49% 113.81%
10/31/2018 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) 9.75 (1.65)% 1,149,051 0.49% 3.22% 0.49% 77.41%
10/31/2017 10.37 0.30 (0.08) 0.22 (0.32) (0.02) (0.34) 10.25 2.18% 1,193,144 0.49% 2.96% 0.49% 90.67%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.55 0.11 (1.08) (0.97) (0.12) (0.09) (0.21) 9.37 (9.40)% 8,335 0.53% 2.15% 0.56% 63.83%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
10/31/2019 9.75 0.30 0.69 0.99 (0.32) — (0.32) 10.42 10.28% 27,501 0.58% 3.01% 0.59% 113.81%
10/31/2018 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) 9.75 (1.76)% 17,769 0.60% 3.09% 0.60% 77.41%
10/31/2017 10.37 0.29 (0.08) 0.21 (0.31) (0.02) (0.33) 10.25 2.07% 13,021 0.59% 2.83% 0.59% 90.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2022 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.95 $ 0.08 $ (1.10) $ (1.02) $ (0.09) $ (0.08) $ (0.17) $ 8.76 (10.34)% $ 9,683 0.72% 1.65% 0.81% 58.26%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
10/31/2019 9.27 0.26 0.74 1.00 (0.27) — (0.27) 10.00 10.93% 13,439 0.72% 2.69% 0.79% 38.73%
10/31/2018 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) 9.27 (1.76)% 10,834 0.74% 2.71% 0.81% 47.75%
10/31/2017 9.87 0.22 (0.12) 0.10 (0.23) (0.04) (0.27) 9.70 1.02% 12,011 0.74% 2.32% 0.80% 61.91%
Class C Shares
4/30/2022 (Unaudited) 9.96 0.04 (1.10) (1.06) (0.05) (0.08) (0.13) 8.77 (10.68)% 923 1.50% 0.88% 1.59% 58.26%
10/31/2021 10.28 0.08 (0.08) — (0.11) (0.21) (0.32) 9.96 (0.02)% 1,217 1.49% 0.75% 1.56% 119.56%
10/31/2020 10.01 0.14 0.29 0.43 (0.16) — (0.16) 10.28 4.35% 1,696 1.49% 1.33% 1.56% 56.59%
10/31/2019 9.28 0.19 0.74 0.93 (0.20) — (0.20) 10.01 10.07% 1,169 1.49% 1.95% 1.57% 38.73%
10/31/2018 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) 9.28 (2.50)% 2,134 1.49% 1.95% 1.56% 47.75%
10/31/2017 9.88 0.15 (0.12) 0.03 (0.16) (0.04) (0.20) 9.71 0.26% 2,953 1.49% 1.56% 1.55% 61.91%
Class R6 Shares(g)
4/30/2022 (Unaudited) 9.97 0.09 (1.11) (1.02) (0.10) (0.08) (0.18) 8.77 (10.30)% 253,723 0.44% 1.95% 0.53% 58.26%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
10/31/2019 9.28 0.29 0.75 1.04 (0.30) — (0.30) 10.02 11.34% 303,435 0.44% 2.98% 0.51% 38.73%
10/31/2018 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) 9.28 (1.57)% 325,877 0.44% 3.01% 0.51% 47.75%
10/31/2017 9.89 0.25 (0.12) 0.13 (0.26) (0.04) (0.30) 9.72 1.32% 341,836 0.44% 2.61% 0.50% 61.91%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.96 0.09 (1.10) (1.01) (0.10) (0.08) (0.18) 8.77 (10.25)% 32,783 0.52% 1.86% 0.61% 58.26%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
10/31/2019 9.28 0.28 0.74 1.02 (0.29) — (0.29) 10.01 11.16% 51,985 0.51% 2.90% 0.58% 38.73%
10/31/2018 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) 9.28 (1.53)% 42,859 0.50% 2.95% 0.57% 47.75%
10/31/2017 9.88 0.25 (0.13) 0.12 (0.25) (0.04) (0.29) 9.71 1.26% 49,456 0.50% 2.55% 0.56% 61.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such wa ivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

76 - Financial Highlights - April 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(c)(d)
Class R6 Shares(e)
4/30/2022 (Unaudited) $ 1.00 $ — $ — $ — $ — $ — $ — $ 1.00 0.01% $ 205,635 0.15% —% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.90% 209,338 0.47% 1.89% 0.47%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.21% 239,032 0.48% 1.18% 0.48%
10/31/2017 1.00 — — — — — — 1.00 0.34% 291,012 0.46% 0.32% 0.47%
Investor Shares
4/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.01% 332,464 0.16% —% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 326,772 0.53% 1.82% 0.53%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 315,540 0.57% 1.11% 0.57%
10/31/2017 1.00 — — — — — — 1.00 0.23% 332,106 0.57% 0.22% 0.62%
Service Class Shares
4/30/2022 (Unaudited) 1.00 — — — — — — 1.00 0.01% 1,890 0.17% —% 0.79%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.62% 1,794 0.75% 1.61% 0.77%
10/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.94% 1,867 0.75% 0.92% 0.78%
10/31/2017 1.00 — — — — — — 1.00 0.14% 2,132 0.66% 0.12% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2022 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.15 $ 0.27 $ (0.77) $ (0.50) $ (0.34) $ (0.13) $ (0.47) $ 10.18 (4.68)% $ 11,948 0.72% 5.03% 0.78% 13.52%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
10/31/2019 9.38 0.14 0.66 0.80 (0.20) — (0.20) 9.98 8.58% 9,491 0.57% 1.46% 0.74% 14.70%
10/31/2018 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) 9.38 (1.69)% 11,342 0.58% 1.98% 0.75% 13.69%
10/31/2017 9.86 0.13 (0.19) (0.06) (0.10) — (0.10) 9.70 (0.59)% 950 0.62% 1.29% 0.71% 32.57%
Class R6 Shares(g)
4/30/2022 (Unaudited) 11.24 0.29 (0.76) (0.47) (0.37) (0.13) (0.50) 10.27 (4.45)% 195,167 0.30% 5.42% 0.37% 13.52%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
10/31/2019 9.46 0.17 0.66 0.83 (0.23) — (0.23) 10.06 8.82% 200,303 0.30% 1.74% 0.38% 14.70%
10/31/2018 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) 9.46 (1.35)% 205,271 0.30% 2.55% 0.38% 13.69%
10/31/2017 9.92 0.16 (0.19) (0.03) (0.12) — (0.12) 9.77 (0.26)% 212,806 0.30% 1.67% 0.39% 32.57%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.23 0.28 (0.77) (0.49) (0.36) (0.13) (0.49) 10.25 (4.61)% 24,142 0.45% 5.27% 0.52% 13.52%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
10/31/2019 9.45 0.16 0.66 0.82 (0.22) — (0.22) 10.05 8.70% 22,797 0.42% 1.62% 0.50% 14.70%
10/31/2018 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) 9.45 (1.45)% 23,578 0.42% 2.13% 0.50% 13.69%
10/31/2017(h) 9.72 0.18 (0.03) 0.15 (0.11) — (0.11) 9.76 1.58% 429 0.49% 2.02% 0.58% 32.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

78 - Financial Highlights - April 30, 2022 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 10.98 $ 0.06 $ (1.06) $ (1.00) $ (0.07) $ (0.11) $ (0.18) $ 9.80 (9.20)% $ 11,900 0.79% 1.18% 0.79% 168.64%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
10/31/2019 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) 11.09 11.73% 12,836 0.90% 2.65% 0.90% 145.32%
10/31/2018 10.71 0.23 (0.50) (0.27) (0.24) — (0.24) 10.20 (2.58)% 11,648 0.91% 2.16% 0.91% 289.06%
10/31/2017 10.94 0.21 (0.12) 0.09 (0.22) (0.10) (0.32) 10.71 0.90% 25,793 0.89% 1.95% 0.89% 74.15%
Class C Shares
4/30/2022 (Unaudited) 10.91 0.04 (1.05) (1.01) (0.05) (0.11) (0.16) 9.74 (9.38)%(f) 1,117 1.28% 0.70% 1.28% 168.64%
10/31/2021 11.45 0.07 (0.13) (0.06) (0.09) (0.39) (0.48) 10.91 (0.63)%(f) 2,038 1.29% 0.64% 1.29% 222.10%
10/31/2020 11.02 0.15 0.50 0.65 (0.15) (0.07) (0.22) 11.45 6.05% 3,001 1.34% 1.31% 1.34% 149.72%
10/31/2019 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) 11.02 11.22% 3,492 1.34% 2.23% 1.34% 145.32%
10/31/2018 10.64 0.19 (0.50) (0.31) (0.19) — (0.19) 10.14 (2.90)% 3,413 1.33% 1.79% 1.33% 289.06%
10/31/2017 10.87 0.16 (0.12) 0.04 (0.17) (0.10) (0.27) 10.64 0.47% 5,265 1.34% 1.52% 1.34% 74.15%
Class R6 Shares(g)
4/30/2022 (Unaudited) 11.19 0.08 (1.07) (0.99) (0.09) (0.11) (0.20) 10.00 (8.97)% 168,007 0.47% 1.46% 0.47% 168.64%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
10/31/2019 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) 11.30 12.14% 23,343 0.50% 3.00% 0.50% 145.32%
10/31/2018 10.90 0.27 (0.50) (0.23) (0.28) — (0.28) 10.39 (2.14)% 30,609 0.48% 2.51% 0.48% 289.06%
10/31/2017 11.13 0.25 (0.12) 0.13 (0.26) (0.10) (0.36) 10.90 1.27% 112,874 0.50% 2.27% 0.50% 74.15%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.19 0.06 (1.06) (1.00) (0.08) (0.11) (0.19) 10.00 (9.09)% 357,910 0.72% 1.21% 0.72% 168.64%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
10/31/2019 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) 11.30 11.75% 364,079 0.75% 2.74% 0.75% 145.32%
10/31/2018 10.91 0.25 (0.51) (0.26) (0.25) — (0.25) 10.40 (2.37)% 349,573 0.73% 2.31% 0.73% 289.06%
10/31/2017 11.14 0.22 (0.11) 0.11 (0.24) (0.10) (0.34) 10.91 1.02% 479,210 0.74% 2.05% 0.74% 74.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2022 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short-Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.27 $ 0.06 $ (0.45) $ (0.39) $ (0.06) $ — $ (0.06) $ 9.82 (3.81)% $ 19,170 0.80% 1.16% 0.86% 86.59%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
10/31/2019 9.77 0.22 0.32 0.54 (0.23) — (0.23) 10.08 5.57% 22,554 0.78% 2.27% 0.81% 126.63%
10/31/2018 9.92 0.16 (0.14) 0.02 (0.17) — (0.17) 9.77 0.24% 24,049 0.78% 1.66% 0.80% 134.55%
10/31/2017 9.99 0.10 (0.05) 0.05 (0.12) — (0.12) 9.92 0.48% 48,678 0.78% 1.03% 0.79% 48.34%
Class C Shares
4/30/2022 (Unaudited) 10.39 0.03 (0.45) (0.42) (0.03) — (0.03) 9.94 (4.01)% 2,547 1.30% 0.63% 1.36% 86.59%
10/31/2021 10.46 0.07 (0.07) — (0.07) — (0.07) 10.39 0.02% 3,047 1.30% 0.66% 1.34% 156.80%
10/31/2020 10.21 0.13 0.26 0.39 (0.14) — (0.14) 10.46 3.80% 5,195 1.28% 1.31% 1.32% 149.16%
10/31/2019 9.89 0.18 0.32 0.50 (0.18) — (0.18) 10.21 5.07% 6,440 1.27% 1.74% 1.30% 126.63%
10/31/2018 10.04 0.11 (0.14) (0.03) (0.12) — (0.12) 9.89 (0.26)% 9,933 1.27% 1.15% 1.28% 134.55%
10/31/2017 10.11 0.05 (0.05) — (0.07) — (0.07) 10.04 (0.03)% 13,759 1.28% 0.51% 1.28% 48.34%
Class R6 Shares(g)
4/30/2022 (Unaudited) 10.28 0.08 (0.44) (0.36) (0.08) — (0.08) 9.84 (3.55)% 144,406 0.45% 1.51% 0.51% 86.59%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
10/31/2019 9.79 0.26 0.31 0.57 (0.26) — (0.26) 10.10 5.90% 175,635 0.45% 2.59% 0.48% 126.63%
10/31/2018 9.94 0.20 (0.14) 0.06 (0.21) — (0.21) 9.79 0.57% 192,944 0.45% 2.02% 0.47% 134.55%
10/31/2017 10.01 0.14 (0.06) 0.08 (0.15) — (0.15) 9.94 0.81% 219,910 0.45% 1.36% 0.45% 48.34%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.28 0.07 (0.43) (0.36) (0.08) — (0.08) 9.84 (3.56)% 16,500 0.49% 1.47% 0.55% 86.59%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
10/31/2019 9.78 0.25 0.33 0.58 (0.26) — (0.26) 10.10 5.95% 36,470 0.50% 2.54% 0.53% 126.63%
10/31/2018 9.94 0.19 (0.15) 0.04 (0.20) — (0.20) 9.78 0.40% 34,863 0.52% 1.91% 0.54% 134.55%
10/31/2017 10.01 0.13 (0.06) 0.07 (0.14) — (0.14) 9.94 0.73% 55,172 0.53% 1.28% 0.53% 48.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

80 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) (“Core Plus
Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C, Class R6, Institutional Service Class, Investor and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective February 2, 2022, the Nationwide Core Plus Bond Fund was renamed "Nationwide BNY Mellon Core Plus Bond ESG
Fund".
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 81
amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details,

82 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 38,823,861 $ – $ 38,823,861
Collateralized Mortgage Obligation – 478,387 – 478,387
Commercial Mortgage-Backed Securities – 7,267,034 – 7,267,034
Corporate Bonds – 311,070,798 – 311,070,798
Foreign Government Security – 3,292,628 – 3,292,628
Futures Contracts# 3,448,770 – – 3,448,770
Mortgage-Backed Securities – 85,934,953 – 85,934,953
Municipal Bonds – 10,516,424 – 10,516,424
Preferred Stocks 7,016,635 – – 7,016,635
Repurchase Agreement – 3,942,795 – 3,942,795
U.S. Treasury Obligations – 162,585,952 – 162,585,952
Total Assets $ 10,465,405 $ 623,912,832 $ – $ 634,378,237
$ – $ – $ – $ –

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (633,900) $ – $ – $ (633,900)
Total Liabilities $ (633,900) $ – $ – $ (633,900)
Total $ 9,831,505 $ 623,912,832 $ – $ 633,744,337
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 76,324,041 $ – $ 76,324,041
Collateralized Mortgage Obligations – 15,406,609 – 15,406,609
Commercial Mortgage-Backed Securities – 9,891,789 – 9,891,789
Corporate Bonds – 118,436,427 – 118,436,427
Credit Default Swaps* – 220,995 – 220,995
Futures Contracts# 3,303,488 – – 3,303,488
Mortgage-Backed Securities – 85,783,038 – 85,783,038
Municipal Bonds – 1,473,507 – 1,473,507
Purchased Option 647,281 – – 647,281
Repurchase Agreement – 1,222,558 – 1,222,558
U.S. Treasury Obligations – 10,259,746 – 10,259,746
Total Assets $ 3,950,769 $ 319,018,710 $ – $ 322,969,479
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (27,296) $ – $ (27,296)
Futures Contracts# (6,402,607) – – (6,402,607)
Written Options (1,634,656) – – (1,634,656)
Total Liabilities $ (8,037,263) $ (27,296) $ – $ (8,064,559)
Total $ (4,086,494) $ 318,991,414 $ – $ 314,904,920
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 279,000,000 $ – $ 279,000,000
U.S. Government Agency Securities – 88,465,260 – 88,465,260
U.S. Treasury Obligations – 172,839,959 – 172,839,959
Total $ – $ 540,305,219 $ – $ 540,305,219
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,802,642 $ – $ 9,802,642
Collateralized Mortgage Obligations – 2,002,840 – 2,002,840
Commercial Mortgage-Backed Security – 70,962 – 70,962
Futures Contracts# 797,293 – – 797,293
Mortgage-Backed Securities – 1,861,646 – 1,861,646
Repurchase Agreement – 1,522,050 – 1,522,050
U.S. Government Agency Securities – 7,672,690 – 7,672,690
U.S. Treasury Obligations – 207,684,432 – 207,684,432
Total $ 797,293 $ 230,617,262 $ – $ 231,414,555
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 47,300,632 $ – $ 47,300,632
Collateralized Mortgage Obligations – 31,631,730 – 31,631,730

84 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Level 1 Level 2 Level 3 Total
Assets:
Commercial Mortgage-Backed Securities $ – $ 55,847,958 $ – $ 55,847,958
Corporate Bonds – 266,831,316 – 266,831,316
Futures Contracts# 1,193,789 – – 1,193,789
Mortgage-Backed Securities – 74,411,440 – 74,411,440
Repurchase Agreement – 4,737,763 – 4,737,763
Short-Term Investments – 59,938,354 – 59,938,354
U.S. Treasury Obligations – 62,286,166 – 62,286,166
Total Assets $ 1,193,789 $ 602,985,359 $ – $ 604,179,148
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,670,699) $ – $ – $ (1,670,699)
Total Liabilities $ (1,670,699) $ – $ – $ (1,670,699)
Total $ (476,910) $ 602,985,359 $ – $ 602,508,449
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 32,591,175 $ – $ 32,591,175
Collateralized Mortgage Obligations – 1,862,947 – 1,862,947
Commercial Mortgage-Backed Securities – 8,074,103 – 8,074,103
Corporate Bonds – 120,367,168 – 120,367,168
Futures Contracts# 448,820 – – 448,820
Mortgage-Backed Securities – 998,556 – 998,556
Repurchase Agreement – 1,441,795 – 1,441,795
U.S. Treasury Obligations – 17,136,807 – 17,136,807
Total Assets $ 448,820 $ 182,472,551 $ – $ 182,921,371
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (93,327) $ – $ – $ (93,327)
Total Liabilities $ (93,327) $ – $ – $ (93,327)
Total $ 355,493 $ 182,472,551 $ – $ 182,828,044
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 85
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a

86 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 87
the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement

88 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2022:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 3,448,770
Total $ 3,448,770
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (633,900)
Total $ (633,900)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 647,281
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 220,995
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 3,303,488
Total $ 4,171,764
Liabilities:
Written Options
Interest rate risk Written options, at value $ (1,634,656)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (27,296)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (6,402,607)
Total $ (8,064,559)

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 89
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 797,293
Total $ 797,293
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,193,789
Total $ 1,193,789
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (1,670,699)
Total $ (1,670,699)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 448,820
Total $ 448,820
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (93,327)
Total $ (93,327)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (3,177,444)
Total $ (3,177,444)
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (218,864)
Written Options
Interest rate risk 141,085
Swap Contracts
Credit risk 75,178
Futures Contracts
Interest rate risk (560,703)
Total $ (563,304)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,727,865
Total $ 1,727,865

90 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2022:
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (165,971)
Total $ (165,971)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 360,576
Total $ 360,576
§
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,814,870
Total $ 2,814,870
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 219,801
Written Options
Interest rate risk (1,207,823)
Swap Contracts
Credit risk 202,637
Futures Contracts
Interest rate risk (3,808,577)
Total $ (4,593,962)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 632,187
Total $ 632,187
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (476,910)
Total $ (476,910)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 237,772
Total $ 237,772
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 91
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2022, the centrally cleared swaps agreements do not provide for a netting arrangement. As of April 30, 2022, certain
Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 13,308,723
Average Notional Balance Short $ 22,809,441
Bond
Options:
Average Value Purchased $ 221,857
Average Value Written $ 632,603
Average Number of Purchased Option Contracts 406
Average Number of Written Option Contracts 760
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 17,142,857
Futures Contracts:
Average Notional Balance Long $ 70,600,362
Average Notional Balance Short $ 63,999,009
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Short $ 19,073,580
Core Bond
Futures Contracts:
Average Notional Balance Long $ 10,884,051
Average Notional Balance Short $ 2,039,848
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 5,863,646
Average Notional Balance Short $ 8,860,688

92 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Core Plus Bond $ 3,942,795
Bond 1,222,558
Inflation-Protected Securities 1,522,050
Core Bond 4,737,763
Short Term Bond 1,441,795

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 93
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Plus Bond CF Secured, LLC $ 3,942,795 $ – $ 3,942,795 $ (3,942,795) $ –
Total $ 3,942,795 $ – $ 3,942,795 $ (3,942,795) $ –

94 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond CF Secured, LLC $ 1,222,558 $ – $ 1,222,558 $ (1,222,558) $ –
Total $ 1,222,558 $ – $ 1,222,558 $ (1,222,558) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Inflation-
Protected
Securities CF Secured, LLC $ 1,522,050 $ – $ 1,522,050 $ (1,522,050) $ –
Total $ 1,522,050 $ – $ 1,522,050 $ (1,522,050) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Bond CF Secured, LLC $ 4,737,763 $ – $ 4,737,763 $ (4,737,763) $ –
Total $ 4,737,763 $ – $ 4,737,763 $ (4,737,763) $ –

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 95
During the six months ended April 30, 2022, Government Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or
JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Short Term Bond CF Secured, LLC $ 1,441,795 $ – $ 1,441,795 $ (1,441,795) $ –
Total $ 1,441,795 $ – $ 1,441,795 $ (1,441,795) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of April 30, 2022, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.31%, dated 4/29/2022, due 5/2/2022, repurchase price $480,012,400, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 6.00%, maturing 7/1/2028 - 9/1/2057; total market value $489,600,000.
Barclays Capital, Inc., 0.30%, dated 4/29/2022, due 5/2/2022, repurchase price $45,001,125, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 2.75%, maturing 6/23/2022 - 7/15/2031; total market value $45,900,075.
MUFG Securities Ltd., 0.30%, dated 4/29/2022, due 5/2/2022, repurchase price $335,008,375, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/16/2022 - 2/15/2052; total market value
$341,700,066.
MUFG Securities Ltd., 0.30%, dated 4/29/2022, due 5/2/2022, repurchase price $140,003,500, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 6/08/2022 - 10/1/2056; total market value
$142,801,002.
Nomura Securities Co. Ltd., 0.28%, dated 4/29/2022, due 5/2/2022, repurchase price $105,002,450, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 7.50%, maturing 9/1/2028 - 6/20/2068; total market value $107,100,079.
RBC Dominion Securities Inc., 0.29%, dated 4/29/2022, due 5/2/2022, repurchase price $125,003,021, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 8/15/2022 - 2/20/2052; total market value
$127,898,868.
Royal Bank of Canada, 0.30%, dated 4/29/2022, due 5/2/2022, repurchase price $300,007,500, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 7.01%, maturing 1/31/2023 - 4/20/2067; total market value
$323,304,459.

96 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
As of April 30, 2022, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 85,000,000 $ – $ 85,000,000 $ (85,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 4,000,000 – 4,000,000 (4,000,000) –
Government
Money Market
MUFG Securities
Ltd. 85,000,000 – 85,000,000 (85,000,000) –
Government
Money Market
Nomura Securities
Co. Ltd. 15,000,000 – 15,000,000 (15,000,000) –
Government
Money Market
RBC Dominion
Securities Inc. 35,000,000 – 35,000,000 (35,000,000) –
Government
Money Market
Royal Bank of
Canada 55,000,000 – 55,000,000 (55,000,000) –
Total $ 279,000,000 $ – $ 279,000,000 $ (279,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 97
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

98 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
As of April 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
During the six months ended April 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Core Plus Bond Insight North America LLC(a)
Bond Nationwide Asset Management, LLC ("NWAM") (b)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (b)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) Effective February 2, 2022, Insight North America LLC was appointed as the subadviser to the Fund. Effective February 2, 2022,
Thompson, Siegel & Walmsley LLC was terminated and ceased serving as subadviser to the Fund.
(b) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond 0.0379%(a)
Government Money Market 0.027%
(a) The rate is effective February 2, 2022. Prior to the effective date, investment advisory fee waiver was 0.0109%.
Fund Amount
Core Plus Bond $ 89,786
Government Money Market 72,997

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 99
During the six months ended April 30, 2022, NFA voluntarily waived investment advisory fees payable by Government Money
Market in an amount equal to $818,918, for which NFA shall not be entitled to later seek recoupment. Voluntary waiver may be discontinued at any time, and NFA represents voluntary waiver will be continued or repeated.
For the six months ended April 30, 2022, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $326,213 during the six months ended April 30, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
***
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.44% 0.42 % N/A 0.42%
Bond 0.40 N/A N/A 0.32
Government Money
Market 0.30 0.27 0.00% 0.00
Inflation-Protected
Securities 0.25 N/A N/A 0.18
Core Bond 0.40 N/A N/A 0. 4 0
Short Term Bond 0.35 N/A N/A 0.29
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2023, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

100 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
As of April 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $577,032 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $4,628.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
April 30, 2022
Amount Total
Core Plus Bond $ — $ — $ — $ — $ —
Bond 136,738 264,722 258,511 136,715 796,686
Government Money Market 209 380 518 289 1,396
Inflation-Protected Securities 90,999 177,270 156,753 80,774 505,796
Core Bond — — — — —
Short Term Bond 40,202 94,873 96,186 57,822 289,083
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 101
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
During the six months ended April 30, 2022, NFD voluntarily waived Rule 12b-1 fees payable by Service Class shares of
Government Money Market in an amount equal to $1,239. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Investor shares and Service Class shares of Government Money Market in an amount equal to $165,762. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $3,640. From these fees, NFD retained a portion amounting to $372.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A
CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and 0.50% for Core Bond and Short Term Bond.
Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the six months ended April 30, 2022, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Service Class
Shares
Core Plus Bond 0.25% N/A N/A
Bond 0.25 1.00% N/A
Government Money Market N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A
Core Bond 0.25 0.75 N/A
Short Term Bond 0.25 0.75 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.08%  N/A 0.05%  N/A  N/A
Bond 0.03 0.06% 0.08  N/A  N/A
Government Money Market  N/A  N/A  N/A 0.10% 0.15%
Inflation-Protected Securities 0.16  N/A 0.15  N/A  N/A
Core Bond 0.06 0.05 0.25  N/A  N/A
Short Term Bond 0.10 0.10 0.04  N/A  N/A
N/A — Not Applicable.

102 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022. During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Fund Amount
Core Plus Bond $ 8,224
Bond 16,690
Government Money Market 165,762
Inflation-Protected Securities 29,339
Core Bond 496,890
Short Term Bond 14,725
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 95.08%
Bond 86.65
Government Money Market 29.90
Inflation-Protected Securities 86.56
Core Bond 85.23
Short Term Bond 77.86

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 103
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private
Fund Purchases* Sales*
Core Plus Bond
$ 525,395,777 $ 839,745,077
Bond
196,621,230 189,853,414
Inflation-Protected Securities
33,371,620 43,674,045
Core Bond
992,059,705 996,237,601
Short Term Bond
161,229,862 162,422,032
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 283,112,216 $ 281,045,408
Bond – 48,361,204
Inflation-Protected Securities 31,871,795 42,429,716
Core Bond 132,337,618 200,313,064
Short Term Bond 48,280,662 64,239,823
Amounts designated as "—" are zero or have been rounded to zero.

104 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 105
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating

106 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Fixed Income Fund
the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2022, the Funds did not recapture any brokerage commissions.
Federal Tax Information
As of April 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting
Fund % of Shares
Number of
Accounts
Core Plus Bond 61.55% 4(a)
Bond 60.56 4(a)
Government Money Market 47.53 3(a)
Inflation-Protected Securities 35.62 3(a)
Core Bond 60.15 2(a)
Short Term Bond 77.29 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 684,139,576 $ 4,396,278 $ (54,791,517) $ (50,395,239)
Bond 342,544,583 4,352,154 (31,991,817) (27,639,663)
Government Money Market 540,305,219 – – –
Inflation-Protected Securities 228,048,312 7,790,689 (4,424,446) 3,366,243
Core Bond 643,527,133 1,716,955 (42,735,639) (41,018,684)
Short Term Bond 188,484,582 653,026 (6,309,564) (5,656,538)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 107
standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

108 - Supplemental Information - April 30, 2022 (Unaudited) - Fixed Income Fund
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group

Fixed Income Fund - April 30, 2022 (Unaudited) - Supplemental Information - 109
funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns

110 - Supplemental Information - April 30, 2022 (Unaudited) - Fixed Income Fund
that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide AllianzGI International Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bond Fund, Nationwide Bond Portfolio, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon
Dynamic U.S. Core Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Small
Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide
Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Multi-Cap Portfolio Fund were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of Nationwide Loomis Short Term Bond Fund, less than two basis points above the peer group median). With respect to Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global
High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide International Small Cap Fund, Nationwide
Loomis Short Term Bond Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund, the
Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of Nationwide American Century Small Cap Income Fund less than two basis points above the peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In the case of the Nationwide Core Plus Bond Fund, the Trustees considered that both the Fund’s actual management fee and total expense ratio were above the Fund’s peer medians by a larger margin, but not by so large a margin in either case as to be inconsistent with the continuation of the Advisory Agreements, particularly in light of the Fund’s relatively favorable long-term investment performance.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the two-year period for Nationwide
Multi-Cap Portfolio Fund which commenced operations in December 2018) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide Bailard International Equities Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of country selection on the Fund’s performance and that the Adviser stated that it would continue to monitor the Fund closely. The Trustees also considered the Adviser’s statements that the Fund is used as a pooled investment vehicle for the accounts of clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statement that the Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to certain other funds its peer group. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s strategy has underperformed in recent periods when quality is out of favor and investor sentiment drives stock prices and that the Fund has outperformed its benchmark in twelve of the last fourteen calendar years. With respect to Nationwide Bond Portfolio, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30,
2021.
With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees considered that while the Fund had experienced three-
year performance in the fourth quintile of its peer group, investment performance had improved to the second quintile of its peer group for the one-year period ended June 30, 2021. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance in recent periods was attributable in substantial part to the Fund’s investments in a limited number of issuers and a market environment that favored lower quality issuers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to Nationwide Emerging Markets Debt Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher

Fixed Income Fund - April 30, 2022 (Unaudited) - Supplemental Information - 111
than the Fund’s peer group median in the fourth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the third quintile of its peer group, and that the Fund had experienced performance in the second quintile for the one-year period ended the same date. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to the Nationwide Core Plus Bond Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced above-median three-year performance for the period ended June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown to be within the first quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted that the Fund’s group of peer funds was limited.
The Trustees noted specifically that the Fund was shown to pay actual management fees at the lowest level among its peers, although its total expense ratio (including 12b-1/non-12b-1 fees) was shown to be higher than the median of its peers, but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median, particularly in light of the recent organization of the Fund. The Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median though within what the Trustees considered to be an acceptable range, and the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group, due in large part, though not entirely, to the fact that it was the only Fund shown among its peers to pay 12b-1/non-
12b-1 fees in the relevant share class. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the
Fund’s performance, including the statement that the market environment in recent periods was unfavorable to the Sub-Adviser’s style of growth investing, and the effect that the concentration of the Fund’s portfolio might have on performance relative to peers.
The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance and fees. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of
Nationwide Emerging Markets Debt Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.

112 - Supplemental Information - April 30, 2022 (Unaudited) - Fixed Income Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly known as the Nationwide Core Plus Bond Fund)
Initial Approval of Sub-advisory Agreement with Insight North America LLC
Summary of Factors Considered by the Board
At the December 6–8, 2021 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide BNY Mellon Core Plus Bond ESG Fund (the “Fund”), the appointment of
Insight North America LLC (“Insight”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory
Agreement”).  Insight replaced Thompson, Siegel & Walmsley LLC (“TS&W”), the previous sub-adviser to the Fund.  The Fund was formerly known as the Nationwide Core Plus Bond Fund; its name was changed to its current name upon the appointment of Insight, an affiliate of BNY Mellon.  The Board was provided with detailed materials relating to Insight in advance of the meeting.  Before approving the Sub-advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Trustees took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Insight under the Sub-advisory Agreement, including information relating to Insight’s investment strategy and process for the Fund.  The Board considered information concerning Insight’s Core Plus investment strategy, including information regarding the historical investment performance of the strategy.  The Board considered NFA’s statements that Insight had not previously managed a Core Plus ESG investment strategy, but was implementing that investment strategy for the first time, at NFA’s request, for the Fund.  The Board took into account information provided by NFA as to Insight’s experience integrating ESG factors into its investment research procedures.  The Board considered hypothetical performance information concerning Insight’s Core Plus investment strategy adjusted to reflect performance of the MSCI Green Bond Index.  The Board also considered the experience of the investment personnel of Insight who would be managing the Fund.
The Board considered the fee that would be payable to Insight under the Sub-advisory Agreement.  The Board noted that the fee rates and breakpoints of the Sub-advisory Agreement differed from those under the sub-advisory agreement with TS&W.  The
Board considered that NFA and Insight agreed to fee rates and breakpoints based on the aggregate assets of the Fund and the
NVIT BNY Mellon Core Plus Fund, which is also sub-advised by Insight.  The Board considered NFA’s statement that the agreed-
upon fee rates and breakpoints with Insight will reduce NFA’s sub-adviser payment obligations with respect to both the Fund and
NVIT BNY Mellon Core Plus Bond Fund, and the Board noted that NFA agreed to share approximately 75% of the Fund’s reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.
The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Insight’s expected profitability from the Sub-advisory Agreement. The Board considered information regarding the profitability of the Fund to NFA in recent periods.
Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Trustees, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.

Fixed Income Fund - April 30, 2022 (Unaudited) - Supplemental Information - 113
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fixed Income Funds - April 30, 2022 (Unaudited) - Management Information - 115
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

116 - Management Information - April 30, 2022 (Unaudited) - Fixed Income Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - April 30, 2022 (Unaudited) - Management Information - 117
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

118 - Market Index Definitions - April 30, 2022 (Unaudited) - Fixed Income Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 119
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

120 - Market Index Definitions - April 30, 2022 (Unaudited) - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fixed Income Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 121
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

122 - Market Index Definitions - April 30, 2022 (Unaudited) - Fixed Income Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Fixed Income Funds - April 30, 2022 (Unaudited) - Glossary - 123
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

124 - Glossary - April 30, 2022 (Unaudited) - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Fixed Income Funds - April 30, 2022 (Unaudited) - Glossary - 125
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide American Century Small Cap Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Disciplined Value Fund
(formerly, Nationwide Mellon Discipline Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 15
Statements of Investments 21
Statements of Assets and Liabilities 52
Statements of Operations 60
Statements of Changes in Net Assets 64
Financial Highlights 84
Notes to Financial Statements 103
Supplemental Information 127
Management Information 133
Market Index Definitions 136
Glossary 141

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide American Century Small Cap Income Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 91.2%
Preferred Stocks 4.7%
Convertible Preferred Stock 2.7%
Convertible Bond 0.8%
Repurchase Agreement 0.7%
Forward Currency Contracts 0.1%
Rights
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 21.6%
Equity Real Estate Investment Trusts (REITs) 6.0%
Machinery 5.1%
Insurance 4.7%
Commercial Services & Supplies 4.1%
Capital Markets 3.7%
Diversified Financial Services 3.5%
Building Products 3.4%
Textiles, Apparel & Luxury Goods 3.3%
Electronic Equipment, Instruments & Components 3.1%
Other Industries
#
41.5%
100.0%
Top Holdings
2
Spectrum Brands Holdings, Inc. 2.7%
II-VI, Inc., 6.00%7/1/2023 2.7%
Penske Automotive Group, Inc. 2.5%
Timken Co. (The) 2.4%
United Bankshares , Inc. 2.2%
Axis Capital Holdings Ltd. 2.1%
EVERTEC, Inc. 2.0%
Compass Diversified Holdings, 7.88%4/30/2028 2.0%
Popular, Inc. 2.0%
Avnet, Inc. 2.0%
Other Holdings
#
77.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 0.7%
Exchange Traded Funds 0.4%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 14.7%
Equity Real Estate Investment Trusts (REITs) 10.8%
Oil, Gas & Consumable Fuels 8.4%
Trading Companies & Distributors 4.0%
Electronic Equipment, Instruments & Components 3.0%
Thrifts & Mortgage Finance 2.7%
Biotechnology 2.7%
Health Care Providers & Services 2.5%
Insurance 2.5%
Chemicals 2.2%
Other Industries
#
46.5%
100.0%
Top Holdings
2
Antero Resources Corp. 1.2%
Ovintiv , Inc. 1.0%
WESCO International, Inc. 1.0%
Atkore , Inc. 0.9%
Andersons, Inc. (The) 0.9%
Kite Realty Group Trust 0.9%
TEGNA, Inc. 0.9%
Popular, Inc. 0.8%
Hanmi Financial Corp. 0.8%
SITE Centers Corp. 0.8%
Other Holdings
#
90.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 20 22.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Bailard Technology & Science Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreement 0.7%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Software 30.2%
Semiconductors & Semiconductor Equipment 21.2%
Interactive Media & Services 11.0%
IT Services 10.5%
Electronic Equipment, Instruments & Components 5.0%
Technology Hardware, Storage & Peripherals 5.0%
Internet & Direct Marketing Retail 3.5%
Household Durables 2.6%
Life Sciences Tools & Services 1.9%
Professional Services 1.9%
Other Industries
#
7.2%
100.0%
Top Holdings
2
Microsoft Corp. 11.1%
Alphabet, Inc., Class A 6.4%
Apple, Inc. 5.0%
NVIDIA Corp. 4.8%
QUALCOMM, Inc. 4.3%
Visa, Inc., Class A 4.0%
Adobe, Inc. 3.8%
Meta Platforms, Inc., Class A 3.7%
KLA Corp. 3.6%
Amazon.com, Inc. 3.4%
Other Holdings
#
49.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
Asset Allocation
1
Common Stocks 86.6%
Purchased Options 1.6%
U.S. Treasury Obligation 1.4%
Futures Contracts (0.2)%
Other assets in excess of liabilities
§
10.6%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 10.5%
Insurance 9.6%
Banks 6.9%
Capital Markets 6.7%
Health Care Providers & Services 6.2%
Diversified Financial Services 6.0%
Pharmaceuticals 5.9%
Aerospace & Defense 5.0%
Health Care Equipment & Supplies 4.8%
Electric Utilities 3.7%
Other Industries 34.7%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 4.2%
UnitedHealth Group, Inc. 2.8%
Assurant, Inc. 2.8%
Medtronic plc 2.6%
Cisco Systems, Inc. 2.6%
Marathon Petroleum Corp. 2.4%
Chubb Ltd. 2.4%
Comerica, Inc. 2.4%
Exelon Corp. 2.3%
MetLife, Inc. 2.3%
Other Holdings 73.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 85.8%
U.S. Treasury Obligation 6.9%
Purchased Options 1.8%
Futures Contracts (0.9)%
Other assets in excess of liabilities
§
6.4%
100.0%
Top Industries
2
Software 7.9%
Technology Hardware, Storage & Peripherals 6.6%
Semiconductors & Semiconductor Equipment 4.9%
Interactive Media & Services 4.8%
IT Services 4.0%
Pharmaceuticals 3.9%
Oil, Gas & Consumable Fuels 3.5%
Banks 3.4%
Internet & Direct Marketing Retail 2.9%
Health Care Providers & Services 2.9%
Other Industries 55.2%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.36%6/16/2022 7.3%
Apple, Inc. 6.3%
Microsoft Corp. 5.4%
Amazon.com, Inc. 2.8%
Tesla, Inc. 1.9%
Alphabet, Inc., Class A 1.8%
Alphabet, Inc., Class C 1.7%
Berkshire Hathaway, Inc., Class B 1.5%
UnitedHealth Group, Inc. 1.2%
Johnson & Johnson 1.2%
Other Holdings 68.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
Asset Allocation
1
Common Stocks 98.8%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Insurance 9.2%
Banks 8.7%
Interactive Media & Services 8.5%
Machinery 8.5%
Oil, Gas & Consumable Fuels 6.7%
Health Care Equipment & Supplies 6.6%
Beverages 6.2%
Diversified Financial Services 6.0%
Semiconductors & Semiconductor Equipment 4.7%
Pharmaceuticals 4.7%
Other Industries 30.2%
100.0%
Top Holdings
2
American International Group, Inc. 9.2%
ConocoPhillips 6.7%
Abbott Laboratories 6.6%
PepsiCo, Inc. 6.2%
Berkshire Hathaway, Inc., Class B 6.0%
Texas Instruments, Inc. 4.7%
Pfizer, Inc. 4.7%
Bank of America Corp. 4.6%
General Motors Co. 4.6%
Humana, Inc. 4.5%
Other Holdings 42.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Fund - April 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.9%
Repurchase Agreement 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Software 8.4%
Interactive Media & Services 6.7%
Capital Markets 6.3%
Pharmaceuticals 6.1%
Internet & Direct Marketing Retail 5.0%
Semiconductors & Semiconductor Equipment 4.4%
Technology Hardware, Storage & Peripherals 4.4%
Oil, Gas & Consumable Fuels 4.3%
IT Services 3.8%
Electric Utilities 3.6%
Other Industries
#
47.0%
100.0%
Top Holdings
2
Microsoft Corp. 6.1%
Apple, Inc. 4.4%
Alphabet, Inc., Class A 4.4%
Amazon.com, Inc. 4.3%
Shell plc, ADR 2.6%
Sysco Corp. 2.4%
Charles Schwab Corp. (The) 1.9%
Morgan Stanley 1.7%
Pfizer, Inc. 1.7%
S&P Global, Inc. 1.6%
Other Holdings
#
68.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

10 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 14.5%
IT Services 11.6%
Health Care Equipment & Supplies 10.2%
Electronic Equipment, Instruments & Components 8.8%
Specialty Retail 8.0%
Professional Services 5.0%
Capital Markets 4.1%
Aerospace & Defense 4.0%
Building Products 4.0%
Distributors 4.0%
Other Industries 25.8%
100.0%
Top Holdings
2
Pool Corp. 4.0%
Intuit, Inc. 3.9%
O'Reilly Automotive, Inc. 3.7%
Copart, Inc. 3.5%
Keysight Technologies, Inc. 3.4%
Advanced Drainage Systems, Inc. 3.3%
Amphenol Corp., Class A 3.1%
Tyler Technologies, Inc. 2.9%
Gartner, Inc. 2.8%
STERIS plc 2.8%
Other Holdings 66.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide GQG US Quality Equity Fund - April 30, 2022 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 91.5%
Other assets in excess of liabilities
§
8.5%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 19.4%
Tobacco 11.4%
Pharmaceuticals 10.2%
Food & Staples Retailing 7.7%
Electric Utilities 7.4%
Metals & Mining 6.7%
Health Care Providers & Services 5.2%
Household Products 5.1%
Aerospace & Defense 4.0%
Beverages 3.5%
Other Industries 19.4%
100.0%
Top Holdings
2
Walmart, Inc. 7.7%
Exxon Mobil Corp. 7.5%
Occidental Petroleum Corp. 6.2%
Philip Morris International, Inc. 6.1%
Altria Group, Inc. 5.3%
UnitedHealth Group, Inc. 5.2%
Procter & Gamble Co. (The) 5.1%
Devon Energy Corp. 5.0%
Newmont Corp. 4.9%
Johnson & Johnson 4.5%
Other Holdings 42.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

12 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreement 0.9%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 15.1%
Interactive Media & Services 10.4%
IT Services 8.0%
Biotechnology 7.7%
Semiconductors & Semiconductor Equipment 7.4%
Internet & Direct Marketing Retail 7.4%
Pharmaceuticals 6.4%
Beverages 5.4%
Capital Markets 4.9%
Entertainment 4.4%
Other Industries
#
22.9%
100.0%
Top Holdings
2
Amazon.com, Inc. 6.1%
NVIDIA Corp. 5.0%
Meta Platforms, Inc., Class A 4.7%
Visa, Inc., Class A 4.6%
Monster Beverage Corp. 4.3%
Oracle Corp. 4.2%
Boeing Co. (The) 3.8%
Regeneron Pharmaceuticals, Inc. 3.6%
Alphabet, Inc., Class A 3.4%
Autodesk, Inc. 3.3%
Other Holdings
#
57.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Small Company Growth Fund - April 30, 2022 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 97.1%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 2.9%
100.0%
Top Industries
2
Software 53.7%
Health Care Equipment & Supplies 20.6%
Life Sciences Tools & Services 7.8%
Electronic Equipment, Instruments & Components 5.0%
Health Care Technology 5.0%
Biotechnology 3.6%
Machinery 3.4%
Chemicals 0.3%
Energy Equipment & Services 0.3%
Internet & Direct Marketing Retail 0.3%
Other Industries
#†
0.0%
100.0%
Top Holdings
2
Manhattan Associates, Inc. 5.0%
Cognex Corp. 5.0%
Tyler Technologies, Inc. 4.9%
ANSYS, Inc. 4.7%
Alarm.com Holdings, Inc. 4.7%
ABIOMED, Inc. 4.6%
Veeva Systems, Inc., Class A 4.6%
Appfolio , Inc., Class A 4.5%
Paycom Software, Inc. 4.4%
Smartsheet , Inc., Class A 4.1%
Other Holdings
#
53.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

14 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Asset Allocation
1
Common Stocks 94.2%
Repurchase Agreement 0.1%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Industries
2
Capital Markets 7.5%
Electronic Equipment, Instruments & Components 7.4%
Building Products 6.0%
Specialty Retail 5.9%
Health Care Providers & Services 5.7%
Chemicals 5.6%
Food & Staples Retailing 5.6%
Commercial Services & Supplies 4.8%
Trading Companies & Distributors 4.8%
Construction & Engineering 4.4%
Other Industries
#
42.3%
100.0%
Top Holdings
2
ePlus , Inc. 7.4%
Addus HomeCare Corp. 5.7%
Grocery Outlet Holding Corp. 5.6%
Element Solutions, Inc. 5.0%
Beacon Roofing Supply, Inc. 4.8%
Focus Financial Partners, Inc., Class A 4.6%
Cushman & Wakefield plc 4.2%
Inter Parfums , Inc. 4.0%
Enstar Group Ltd. 4.0%
Dorman Products, Inc. 3.8%
Other Holdings
#
50.9%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Equity Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 15
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide American Century Small Cap Income Fund
Class A Shares
Actual
(a)
1,000.00 915.20 5.98 1.26
Hypothetical
(a)(b)
1,000.00 1,018.55 6.31 1.26
Class C Shares
Actual
(a)
1,000.00 911.30 9.67 2.04
Hypothetical
(a)(b)
1,000.00 1,014.68 10.19 2.04
Class R6 Shares
Actual
(a)
1,000.00 916.50 4.47 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Institutional Service Class Shares
Actual
(a)
1,000.00 915.50 5.65 1.19
Hypothetical
(a)(b)
1,000.00 1,018.89 5.96 1.19

16 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 916.90 6.13 1.29
Hypothetical
(a)(b)
1,000.00 1,018.40 6.46 1.29
Class C Shares
Actual
(a)
1,000.00 912.90 9.72 2.05
Hypothetical
(a)(b)
1,000.00 1,014.63 10.24 2.05
Class M Shares
Actual
(a)
1,000.00 918.00 4.76 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00
Class R6 Shares
Actual
(a)
1,000.00 916.30 4.75 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00
Institutional Service Class Shares
Actual
(a)
1,000.00 918.00 4.99 1.05
Hypothetical
(a)(b)
1,000.00 1,019.59 5.26 1.05
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 737.30 5.21 1.21
Hypothetical
(a)(b)
1,000.00 1,018.79 6.06 1.21
Class C Shares
Actual
(a)
1,000.00 734.70 8.34 1.94
Hypothetical
(a)(b)
1,000.00 1,015.17 9.69 1.94
Class M Shares
Actual
(a)
1,000.00 738.60 3.97 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Class R6 Shares
Actual
(a)
1,000.00 738.60 3.97 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 738.10 4.31 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00

Equity Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide BNY Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 982.30 4.52 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Class K Shares
Actual
(a)
1,000.00 983.30 3.74 0.76
Hypothetical
(a)(b)
1,000.00 1,021.03 3.81 0.76
Class R6 Shares
Actual
(a)
1,000.00 983.10 3.25 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Eagle Class Shares
Actual
(a)
1,000.00 983.80 3.30 0.67
Hypothetical
(a)(b)
1,000.00 1,021.47 3.36 0.67
Institutional Service Class Shares
Actual
(a)
1,000.00 983.40 3.25 0.66
Hypothetical
(a)(b)
1,000.00 1,021.52 3.31 0.66
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 875.30 3.77 0.81
Hypothetical
(a)(b)
1,000.00 1,020.78 4.06 0.81
Class C Shares
Actual
(a)
1,000.00 871.90 7.24 1.56
Hypothetical
(a)(b)
1,000.00 1,017.06 7.80 1.56
Class R Shares
Actual
(a)
1,000.00 873.70 5.76 1.24
Hypothetical
(a)(b)
1,000.00 1,018.65 6.21 1.24
Class R6 Shares
Actual
(a)
1,000.00 876.20 2.33 0.50
Hypothetical
(a)(b)
1,000.00 1,022.32 2.51 0.50
Eagle Class Shares
Actual
(a)
1,000.00 876.00 2.37 0.51
Hypothetical
(a)(b)
1,000.00 1,022.27 2.56 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 875.90 2.98 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64

18 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Diamond Hill Large Cap Concentrated Fund
Class A Shares
Actual
(a)
1,000.00 906.30 4.30 0.91
Hypothetical
(a)(b)
1,000.00 1,020.28 4.56 0.91
Class C Shares
Actual
(a)
1,000.00 902.90 7.88 1.67
Hypothetical
(a)(b)
1,000.00 1,016.51 8.35 1.67
Class R6 Shares
Actual
(a)
1,000.00 907.10 2.84 0.60
Hypothetical
(a)(b)
1,000.00 1,021.82 3.01 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 906.60 3.78 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 892.30 4.18 0.89
Hypothetical
(a)(b)
1,000.00 1,020.38 4.46 0.89
Class C Shares
Actual
(a)
1,000.00 889.30 7.50 1.60
Hypothetical
(a)(b)
1,000.00 1,016.86 8.00 1.60
Class R Shares
Actual
(a)
1,000.00 892.00 5.25 1.12
Hypothetical
(a)(b)
1,000.00 1,019.24 5.61 1.12
Class R6 Shares
Actual
(a)
1,000.00 893.70 2.68 0.57
Hypothetical
(a)(b)
1,000.00 1,021.97 2.86 0.57
Institutional Service Class Shares
Actual
(a)
1,000.00 893.40 2.91 0.62
Hypothetical
(a)(b)
1,000.00 1,021.72 3.11 0.62
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 744.40 4.76 1.10
Hypothetical
(a)(b)
1,000.00 1,019.34 5.51 1.10
Class C Shares
Actual
(a)
1,000.00 741.70 7.99 1.85
Hypothetical
(a)(b)
1,000.00 1,015.62 9.25 1.85
Class R6 Shares
Actual
(a)
1,000.00 745.70 3.29 0.76
Hypothetical
(a)(b)
1,000.00 1,021.03 3.81 0.76
Institutional Service Class Shares
Actual
(a)
1,000.00 744.90 3.81 0.88
Hypothetical
(a)(b)
1,000.00 1,020.43 4.41 0.88

Equity Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 19
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,020.30 3.71 0.74
Hypothetical
(a)(b)
1,000.00 1,021.12 3.71 0.74
Class R6 Shares
Actual
(a)
1,000.00 1,021.10 2.46 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Eagle Class Shares
Actual
(a)
1,000.00 1,021.10 2.46 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,021.50 2.71 0.54
Hypothetical
(a)(b)
1,000.00 1,022.12 2.71 0.54
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 775.10 5.68 1.29
Hypothetical
(a)(b)
1,000.00 1,018.40 6.46 1.29
Class R6 Shares
Actual
(a)
1,000.00 777.00 3.75 0.85
Hypothetical
(a)(b)
1,000.00 1,020.58 4.26 0.85
Eagle Class Shares
Actual
(a)
1,000.00 776.60 4.18 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 777.10 3.79 0.86
Hypothetical
(a)(b)
1,000.00 1,020.53 4.31 0.86
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 700.30 5.61 1.33
Hypothetical
(a)(b)
1,000.00 1,018.20 6.66 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 701.00 4.98 1.18
Hypothetical
(a)(b)
1,000.00 1,018.94 5.91 1.18

20 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 920.50 5.52 1.16
Hypothetical
(a)(b)
1,000.00 1,019.04 5.81 1.16
Class C Shares
Actual
(a)
1,000.00 917.20 9.13 1.92
Hypothetical
(a)(b)
1,000.00 1,015.27 9.59 1.92
Class R6 Shares
Actual
(a)
1,000.00 922.30 3.81 0.80
Hypothetical
(a)(b)
1,000.00 1,020.83 4.01 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 921.60 4.19 0.88
Hypothetical
(a)(b)
1,000.00 1,020.43 4.41 0.88
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide American Century Small Cap Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks 91.2%
Shares Value ($)
Aerospace & Defense 2.4%
Cadre Holdings, Inc.(a) 47,577 1,207,504
Park Aerospace Corp. 123,332 1,442,985
2,650,489
Banks 18.9%
CVB Financial Corp. 24,860 572,277
Financial Institutions, Inc. 45,056 1,254,359
First Merchants Corp. 8,487 332,606
FNB Corp. 99,019 1,140,699
HBT Financial, Inc. 71,558 1,229,366
Home BancShares, Inc. 99,481 2,150,779
Pacific Premier Bancorp, Inc. 56,433 1,769,739
PacWest Bancorp 64,925 2,135,383
Popular, Inc. 28,523 2,224,509
Premier Financial Corp. 25,413 674,461
Towne Bank 31,635 872,177
Umpqua Holdings Corp. 124,060 2,051,952
United Bankshares, Inc. 73,538 2,445,874
Valley National Bancorp 96,158 1,151,973
Webster Financial Corp. 24,676 1,233,553
21,239,707
Building Products 2.6%
Fortune Brands Home &
Security, Inc. 18,033 1,284,851
Tecnoglass, Inc.(a) 73,767 1,647,217
2,932,068
Capital Markets 3.7%
Carlyle Group, Inc. (The) 38,657 1,402,863
Patria Investments Ltd., Class
A 98,582 1,607,872
Sculptor Capital Management,
Inc. 110,661 1,157,514
4,168,249
Chemicals 2.7%
Chase Corp. 6,701 565,297
RPM International, Inc. 12,237 1,014,447
Valvoline, Inc. 49,101 1,484,323
3,064,067
Commercial Services & Supplies 4.1%
Brink's Co. (The) 36,383 2,144,778
Deluxe Corp. 55,366 1,499,311
Healthcare Services Group,
Inc. 53,972 922,382
4,566,471
Containers & Packaging 2.8%
Graphic Packaging Holding
Co. 101,427 2,211,108
Sonoco Products Co. 15,393 952,981
3,164,089
Diversified Consumer Services 1.3%
H&R Block, Inc. 54,908 1,431,452
Diversified Financial Services 1.5%
Compass Diversified Holdings 78,579 1,717,737
Electric Utilities 0.3%
PNM Resources, Inc. 8,524 397,730
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc. 50,867 2,220,853
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Intertechnology, Inc. 69,412 1,293,146
3,513,999
Energy Equipment & Services 1.3%
ChampionX Corp. 68,712 1,449,823
Equity Real Estate Investment Trusts (REITs) 6.0%
Brandywine Realty Trust 85,297 995,416
CareTrust REIT, Inc. 70,253 1,138,801
Easterly Government
Properties, Inc. 36,044 686,638
Four Corners Property Trust,
Inc. 55,976 1,537,101
Healthcare Realty Trust, Inc. 6,433 174,206
Highwoods Properties, Inc. 35,929 1,467,340
LTC Properties, Inc. 10,719 353,727
Urstadt Biddle Properties, Inc.,
Class A 19,194 333,016
6,686,245
Food & Staples Retailing 0.5%
Casey's General Stores, Inc. 2,815 566,659
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 1.0%
Northwest Natural Holding Co. 4,684 224,036
South Jersey Industries, Inc. 15,416 527,073
Southwest Gas Holdings, Inc. 4,735 417,201
1,168,310
Health Care Equipment & Supplies 1.4%
Embecta Corp.*(a) 51,045 1,553,299
Health Care Providers & Services 2.2%
National HealthCare Corp. 8,023 546,046
Patterson Cos., Inc. 61,164 1,882,016
2,428,062
Household Durables 1.8%
Leggett & Platt, Inc. 55,556 1,979,460
Orleans Homebuilders, Inc.*^∞ 1,500 0
1,979,460
Household Products 2.7%
Spectrum Brands Holdings,
Inc. 36,219 3,081,149
Insurance 4.8%
AMERISAFE, Inc. 16,312 756,061
Axis Capital Holdings Ltd. 41,902 2,402,242
ProAssurance Corp. 31,336 769,926
RenaissanceRe Holdings Ltd. 9,814 1,408,505
5,336,734
IT Services 2.0%
EVERTEC, Inc. 57,773 2,276,256
Machinery 5.1%
Hurco Cos., Inc. 14,564 413,181
IMI plc 50,940 857,245
Luxfer Holdings plc 114,323 1,845,173
Timken Co. (The) 45,851 2,642,852
5,758,451

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Media 3.0%
Entravision Communications
Corp., Class A 342,551 1,770,989
John Wiley & Sons, Inc., Class
A 30,333 1,543,646
3,314,635
Multi-Utilities 1.0%
NorthWestern Corp.(a) 19,500 1,105,455
Oil, Gas & Consumable Fuels 2.9%
Enviva, Inc. 19,378 1,634,341
Hess Midstream LP, Class A 53,854 1,583,846
3,218,187
Paper & Forest Products 0.4%
Neenah, Inc. 12,182 431,243
Professional Services 1.1%
Public Policy Holding Co., Inc.
Reg. S* 695,452 1,272,392
Semiconductors & Semiconductor Equipment 2.2%
Kulicke & Soffa Industries, Inc. 36,655 1,701,159
MKS Instruments, Inc. 6,750 769,365
2,470,524
Specialty Retail 2.5%
Penske Automotive Group,
Inc.(a) 26,292 2,755,927
Textiles, Apparel & Luxury Goods 3.3%
Ralph Lauren Corp. 16,075 1,677,265
Tapestry, Inc. 61,278 2,017,272
3,694,537
Thrifts & Mortgage Finance 0.9%
Enact Holdings, Inc.(a) 19,101 450,402
First Place Financial Corp.*^∞ 367 0
Provident Financial Services,
Inc. 23,770 526,030
976,432
Trading Companies & Distributors 1.7%
Applied Industrial
Technologies, Inc. 18,370 1,923,155
Total Common Stocks
(cost $96,931,892) 102,292,993
Convertible Bond 0.8%
Principal
Amount ($)
Building Products 0.8%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,426,000 910,003
Total Convertible Bond
(cost  $1,142,495)
910,003
Convertible Preferred Stock 2.7%
Electronic Equipment, Instruments & Components 2.7%
II-VI, Inc., 6.00%, 07/01/23 11,689 2,975,552
Total Convertible Preferred Stock
(cost  $3,283,528) 2,975,552
Preferred Stocks 4.7%
Shares Value ($)
Banks 2.7%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 33,429 858,791
M&T Bank Corp., Series H +
0.00%), *(b) 28,480 686,368
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (a)(b) 57,929 1,527,009
3,072,168
Diversified Financial Services 2.0%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (a)(b) 86,026 2,228,073
Total Preferred Stocks
(cost $5,669,988) 5,300,241
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $27,323) 5,857
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $785,804,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$801,519.(c)(d) 785,785 785,785
Total Repurchase Agreement
(cost $785,785) 785,785
Total Investments
(cost $107,841,011) — 100.1% 112,270,431
Liabilities in excess of other assets — (0.1)% (118,962)
NET ASSETS — 100.0%
$ 112,151,469

Nationwide American Century Small Cap Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 23
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $3,943,600, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$785,785 and by $3,314,495 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 4/30/2022 –
2/15/2052, a total value of $4,100,280.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $785,785.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 819,435 CAD 1,030,285 Credit Suisse International 6/30/2022 17,588
USD 2,009,288 GBP 1,524,457 Bank of America NA 6/30/2022 92,081
Total unrealized appreciation 109,669
CAD 109,089 USD 85,542 Credit Suisse International 6/30/2022 (641)
GBP 79,821 USD 104,333 Bank of America NA 6/30/2022 (3,947)
Total unrealized depreciation (4,588)
Net unrealized appreciation 105,081
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks 99.1%
Shares Value ($)
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings,
Inc.* 6,339 437,011
Airlines 0.6%
Alaska Air Group, Inc.* 10,600 576,534
Mesa Air Group, Inc.* 15,300 52,020
628,554
Auto Components 0.2%
American Axle &
Manufacturing Holdings,
Inc.* 29,600 195,952
Banks 14.7%
American National
Bankshares, Inc. 7,471 259,543
Associated Banc-Corp. 26,550 529,673
Bancorp, Inc. (The)* 23,139 525,024
Bank of NT Butterfield & Son
Ltd. (The) 17,700 566,931
Banner Corp. 13,700 735,690
BayCom Corp. 7,600 172,140
Camden National Corp. 2,000 89,500
Capstar Financial Holdings,
Inc. 26,400 531,960
Central Pacific Financial Corp. 25,100 606,918
Civista Bancshares, Inc. 26,066 542,694
Community Trust Bancorp, Inc. 300 11,943
Farmers National Banc Corp. 14,700 225,204
Financial Institutions, Inc. 26,000 723,840
First Busey Corp. 12,441 279,549
First Financial Bancorp 11,300 231,085
First Hawaiian, Inc. 4,198 99,115
First Horizon Corp. 11,400 255,132
First Interstate BancSystem,
Inc., Class A 2,987 97,137
Hancock Whitney Corp. 15,700 734,289
Hanmi Financial Corp. 35,623 824,672
Heartland Financial USA, Inc. 16,725 732,053
Heritage Financial Corp. 18,264 442,354
Independent Bank Corp. 30,487 601,813
Live Oak Bancshares, Inc. 3,145 133,128
NBT Bancorp, Inc. 3,200 112,640
Northrim Bancorp, Inc. 15,917 637,794
OceanFirst Financial Corp. 10,600 198,538
Old National Bancorp 49,600 751,936
Origin Bancorp, Inc. 2,400 90,432
Orrstown Financial Services,
Inc. 10,445 246,293
Popular, Inc. 10,600 826,694
SmartFinancial, Inc. 22,126 542,530
South State Corp. 1,980 153,331
Southern First Bancshares,
Inc.* 1,800 82,283
Trustmark Corp. 4,900 136,612
Wintrust Financial Corp. 6,600 576,312
14,306,782
Biotechnology 2.7%
Agios Pharmaceuticals, Inc.* 5,500 120,835
Aileron Therapeutics, Inc.* 128,010 56,580
Alkermes plc* 10,062 290,289
Common Stocks
Shares Value ($)
Biotechnology
ARCA biopharma, Inc.* 8,400 19,908
Arcutis Biotherapeutics, Inc.* 4,700 94,893
Atara Biotherapeutics, Inc.* 14,811 94,198
Biomea Fusion, Inc.* 12,600 37,800
Cogent Biosciences, Inc.*(a) 7,800 50,076
ContraFect Corp.* 28,700 108,486
Day One Biopharmaceuticals,
Inc.* 1,900 16,188
Eledon Pharmaceuticals, Inc.* 26,400 80,784
Elevation Oncology, Inc.*(a) 23,500 72,145
Erasca, Inc.* 6,000 43,680
Jounce Therapeutics, Inc.* 14,000 74,200
KalVista Pharmaceuticals,
Inc.* 4,500 57,285
Kezar Life Sciences, Inc.* 7,800 92,664
Kiniksa Pharmaceuticals Ltd.,
Class A* 10,100 94,233
Leap Therapeutics, Inc.* 20,000 25,800
LianBio, ADR-KY*(a) 36,900 141,327
Lineage Cell Therapeutics,
Inc.*(a) 56,700 69,174
Lyell Immunopharma, Inc.* 16,800 86,184
Magenta Therapeutics, Inc.* 2,700 3,861
MediciNova, Inc.* 28,222 75,353
Minerva Neurosciences,
Inc.*(a) 34,700 17,686
NextCure, Inc.* 30,600 127,296
Pieris Pharmaceuticals, Inc.* 34,600 96,880
Protara Therapeutics, Inc.* 4,100 15,006
Replimune Group, Inc.* 5,000 83,850
Sana Biotechnology, Inc.*(a) 27,000 203,850
Sutro Biopharma, Inc.* 8,400 50,484
Vaxcyte, Inc.* 5,800 140,418
XOMA Corp.*(a) 3,661 70,401
2,611,814
Building Products 1.2%
Owens Corning 1,800 163,674
Quanex Building Products
Corp. 9,800 188,356
Resideo Technologies, Inc.* 28,100 631,969
Zurn Water Solutions Corp. 6,056 189,068
1,173,067
Capital Markets 1.2%
Janus Henderson Group plc 5,900 179,832
Jefferies Financial Group, Inc. 17,500 538,300
Silvercrest Asset Management
Group, Inc., Class A 11,918 247,656
Trinity Capital, Inc. 15,000 252,150
1,217,938
Chemicals 2.2%
AdvanSix, Inc. 10,600 472,124
Avient Corp. 4,200 206,808
Balchem Corp. 1,600 197,120
Flexible Solutions
International, Inc.* 28,603 80,375
Hawkins, Inc. 6,237 232,515
Livent Corp.* 6,700 143,112
LSB Industries, Inc.* 2,100 44,961

Nationwide Bailard Cognitive Value Fund - April 30, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Chemicals
Minerals Technologies, Inc. 4,000 254,440
Trinseo plc 11,200 531,440
2,162,895
Commercial Services & Supplies 1.6%
Deluxe Corp. 14,600 395,368
Matthews International Corp.,
Class A 20,400 608,124
MillerKnoll, Inc. 4,300 136,439
SP Plus Corp.* 8,400 239,400
Vidler Water Resouces, Inc.* 10,600 166,844
1,546,175
Communications Equipment 0.4%
Aviat Networks, Inc.* 9,621 287,668
Calix, Inc.* 2,500 99,775
387,443
Construction & Engineering 1.6%
EMCOR Group, Inc. 6,100 649,528
MDU Resources Group, Inc. 16,600 427,616
MYR Group, Inc.* 1,206 95,382
Primoris Services Corp. 6,400 148,352
Valmont Industries, Inc. 900 223,929
1,544,807
Construction Materials 0.2%
Summit Materials, Inc., Class
A* 8,200 227,960
Consumer Finance 0.7%
OneMain Holdings, Inc. 13,900 638,427
Containers & Packaging 1.7%
Berry Global Group, Inc.* 3,600 202,860
Graphic Packaging Holding
Co. 11,000 239,800
Greif, Inc., Class A 11,200 679,616
O-I Glass, Inc.* 29,800 401,704
TriMas Corp. 3,300 97,482
1,621,462
Diversified Consumer Services 1.2%
Carriage Services, Inc. 5,491 235,509
Graham Holdings Co., Class B 1,100 651,607
Lincoln Educational Services
Corp.* 21,100 150,865
Universal Technical Institute,
Inc.* 12,600 130,536
1,168,517
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc. 4,747 374,063
SWK Holdings Corp.* 3,115 61,054
435,117
Diversified Telecommunication Services 0.8%
Radius Global Infrastructure,
Inc.* 59,700 741,474
Electric Utilities 0.9%
IDACORP, Inc. 2,700 283,986
OGE Energy Corp. 4,100 158,588
Portland General Electric Co. 9,400 444,902
887,476
Common Stocks
Shares Value ($)
Electrical Equipment 2.1%
Atkore, Inc.* 8,900 855,290
AZZ, Inc. 14,000 638,960
Bloom Energy Corp., Class A* 2,700 50,112
LSI Industries, Inc. 26,167 188,141
nVent Electric plc 2,800 94,584
Preformed Line Products Co. 4,181 248,769
2,075,856
Electronic Equipment, Instruments & Components 3.0%
Avnet, Inc. 8,400 366,744
Bel Fuse, Inc., Class B 18,675 304,589
CTS Corp. 2,869 101,477
ePlus, Inc.* 7,400 417,952
Flex Ltd.* 31,100 512,839
Knowles Corp.* 28,427 526,468
Littelfuse, Inc. 900 206,325
Vontier Corp. 19,000 486,780
2,923,174
Energy Equipment & Services 1.5%
ChampionX Corp. 20,300 428,330
Helix Energy Solutions Group,
Inc.* 63,500 260,985
Nabors Industries Ltd.* 2,400 371,088
ProPetro Holding Corp.* 8,600 121,604
TETRA Technologies, Inc.* 68,771 253,077
1,435,084
Equity Real Estate Investment Trusts (REITs) 10.8%
Apple Hospitality REIT, Inc. 17,900 316,651
Braemar Hotels & Resorts, Inc. 126,400 765,984
Brixmor Property Group, Inc. 6,900 175,122
City Office REIT, Inc. 24,300 360,612
DigitalBridge Group, Inc.* 112,613 783,787
Diversified Healthcare Trust 234,400 527,400
Essential Properties Realty
Trust, Inc. 26,000 624,000
Independence Realty Trust,
Inc. 11,200 305,312
Industrial Logistics Properties
Trust 36,100 583,376
iStar, Inc. 8,700 146,508
Kite Realty Group Trust 37,900 845,170
LXP Industrial Trust 42,000 527,100
National Storage Affiliates
Trust 3,400 192,440
NexPoint Residential Trust,
Inc. 4,742 422,844
One Liberty Properties, Inc. 15,000 429,750
Outfront Media, Inc. 28,337 725,427
Pebblebrook Hotel Trust 8,791 214,676
Ryman Hospitality Properties,
Inc.* 2,600 243,048
Sabra Health Care REIT, Inc. 15,800 184,544
Safehold, Inc. 16,375 704,944
SITE Centers Corp. 49,700 790,230
STAG Industrial, Inc. 2,500 93,300
Sunstone Hotel Investors, Inc.* 12,000 147,000
Tanger Factory Outlet Centers,
Inc. 8,500 137,105
UMH Properties, Inc. 5,700 134,064

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Xenia Hotels & Resorts, Inc.* 5,900 113,811
10,494,205
Food & Staples Retailing 1.7%
Andersons, Inc. (The) 17,000 853,910
SpartanNash Co. 7,180 246,130
US Foods Holding Corp.* 13,900 522,918
1,622,958
Food Products 1.0%
Ingredion, Inc. 8,100 689,391
Seneca Foods Corp., Class A* 5,501 298,429
987,820
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A 2,400 170,208
South Jersey Industries, Inc. 4,900 167,531
Southwest Gas Holdings, Inc. 3,700 326,007
UGI Corp. 6,100 209,230
872,976
Health Care Equipment & Supplies 0.4%
Integer Holdings Corp.* 2,600 195,442
Sensus Healthcare, Inc.* 34,600 244,276
439,718
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.* 3,900 264,732
Cross Country Healthcare,
Inc.* 9,924 185,976
Ensign Group, Inc. (The) 2,300 184,759
Option Care Health, Inc.* 14,800 442,224
Premier, Inc., Class A 13,300 481,593
Select Medical Holdings Corp. 21,200 479,332
Tivity Health, Inc.* 14,000 449,820
2,488,436
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.* 27,948 577,406
NextGen Healthcare, Inc.* 34,400 648,440
Simulations Plus, Inc. 1,200 55,992
1,281,838
Hotels, Restaurants & Leisure 1.4%
Ark Restaurants Corp.* 3,449 62,082
BBQ Holdings, Inc.* 6,477 93,463
Bluegreen Vacations Holding
Corp. 10,000 263,000
Brinker International, Inc.*(a) 4,500 163,485
Cheesecake Factory, Inc.
(The)* 4,000 147,640
ONE Group Hospitality, Inc.
(The)* 15,006 139,706
SeaWorld Entertainment, Inc.* 3,000 202,320
Travel + Leisure Co. 4,600 255,208
1,326,904
Household Durables 1.3%
Flexsteel Industries, Inc. 5,500 119,295
Helen of Troy Ltd.* 900 193,059
KB Home 5,800 188,094
Taylor Morrison Home Corp.* 9,600 251,424
Common Stocks
Shares Value ($)
Household Durables
Tri Pointe Homes, Inc.* 26,333 544,303
1,296,175
Independent Power and Renewable Electricity Producers
1.8%
Atlantica Sustainable
Infrastructure plc 22,100 682,890
Brookfield Renewable Corp. 5,800 208,220
Clearway Energy, Inc., Class A 22,650 643,713
Ormat Technologies, Inc. 3,400 264,180
1,799,003
Insurance 2.5%
American National Group, Inc. 900 169,749
Assured Guaranty Ltd. 12,800 705,920
Axis Capital Holdings Ltd. 8,100 464,373
CNO Financial Group, Inc. 6,600 159,324
Investors Title Co. 1,961 367,982
Stewart Information Services
Corp. 11,200 577,920
2,445,268
Interactive Media & Services 0.3%
DHI Group, Inc.* 45,800 254,648
IT Services 0.9%
Computer Task Group, Inc.* 11,100 106,005
ExlService Holdings, Inc.* 1,600 217,840
Information Services Group,
Inc. 53,888 337,878
Perficient, Inc.* 1,900 188,879
850,602
Leisure Products 0.4%
Brunswick Corp. 2,300 173,903
MasterCraft Boat Holdings,
Inc.* 10,000 240,700
414,603
Machinery 1.1%
Evoqua Water Technologies
Corp.* 4,600 191,774
Meritor, Inc.* 2,900 104,139
Terex Corp. 19,600 666,400
Titan International, Inc.* 11,600 160,776
1,123,089
Marine 1.2%
Eagle Bulk Shipping, Inc. 3,900 242,736
Genco Shipping & Trading Ltd. 17,000 374,510
Matson, Inc. 3,483 299,607
Pangaea Logistics Solutions
Ltd. 46,160 220,645
1,137,498
Media 1.6%
Entravision Communications
Corp., Class A 28,100 145,277
iHeartMedia, Inc., Class A* 11,900 190,281
Nexstar Media Group, Inc.,
Class A 1,200 190,104
TEGNA, Inc. 38,314 844,824

Nationwide Bailard Cognitive Value Fund - April 30, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Media
Townsquare Media, Inc., Class
A* 21,500 234,350
1,604,836
Metals & Mining 1.3%
Alcoa Corp. 6,400 433,920
Materion Corp. 2,500 212,875
Olympic Steel, Inc. 11,900 408,527
Schnitzer Steel Industries,
Inc., Class A 4,700 214,461
1,269,783
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Blackstone Mortgage Trust,
Inc., Class A 3,600 108,144
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 19,200 767,808
MFA Financial, Inc. 22,900 326,325
Redwood Trust, Inc. 9,300 90,210
1,292,487
Multiline Retail 0.8%
Kohl's Corp. 5,600 324,128
Macy's, Inc. 17,200 415,724
739,852
Multi-Utilities 0.7%
Avista Corp. 9,700 393,529
NorthWestern Corp. 4,500 255,105
648,634
Oil, Gas & Consumable Fuels 8.4%
Antero Resources Corp.* 32,300 1,136,960
California Resources Corp. 15,136 608,619
CNX Resources Corp.* 32,476 667,382
Dorian LPG Ltd. 19,400 285,568
Earthstone Energy, Inc., Class
A*(a) 18,000 242,820
Enerplus Corp. 45,700 559,368
Epsilon Energy Ltd. 15,900 117,660
Equitrans Midstream Corp. 60,600 476,316
Evolution Petroleum Corp. 12,000 75,720
Green Plains, Inc.*(a) 3,500 98,245
HF Sinclair Corp.* 4,100 155,882
Oasis Petroleum, Inc. 1,800 238,788
Ovintiv, Inc. 19,300 987,967
Range Resources Corp.* 21,600 646,704
Ranger Oil Corp.* 12,800 407,680
Riley Exploration Permian, Inc. 6,410 148,904
Ring Energy, Inc.* 26,300 117,561
Scorpio Tankers, Inc. 5,900 145,907
SilverBow Resources, Inc.* 9,415 344,589
SM Energy Co. 17,000 604,010
Ur-Energy, Inc.*(a) 69,800 96,324
8,162,974
Personal Products 0.3%
Nature's Sunshine Products,
Inc.* 15,400 255,024
Pharmaceuticals 1.3%
Arvinas, Inc.* 1,500 82,455
Harrow Health, Inc.*(a) 10,797 73,096
Common Stocks
Shares Value ($)
Pharmaceuticals
Journey Medical Corp.* 6,950 26,757
Longboard Pharmaceuticals,
Inc.* 14,861 77,129
NGM Biopharmaceuticals,
Inc.* 9,600 119,808
Opiant Pharmaceuticals, Inc.* 15,042 300,238
Prestige Consumer
Healthcare, Inc.* 7,600 415,416
Societal CDMO, Inc.* 52,163 70,942
Xeris Biopharma Holdings,
Inc.*(a) 25,200 61,488
Zynerba Pharmaceuticals,
Inc.* 3,000 4,230
1,231,559
Professional Services 1.3%
DLH Holdings Corp.* 15,500 234,050
FTI Consulting, Inc.* 1,300 205,023
Kelly Services, Inc., Class A 7,200 138,888
Korn Ferry 6,400 393,216
Mastech Digital, Inc.*(a) 7,800 143,676
TrueBlue, Inc.* 5,900 150,863
1,265,716
Real Estate Management & Development 0.5%
Newmark Group, Inc., Class A 13,600 165,240
Realogy Holdings Corp.* 7,000 76,720
RMR Group, Inc. (The), Class
A 10,800 294,624
536,584
Road & Rail 0.9%
Avis Budget Group, Inc.* 1,200 321,204
PAM Transportation Services,
Inc.* 5,200 158,028
Patriot Transportation Holding,
Inc. 5,400 42,660
Saia, Inc.* 700 144,172
Universal Logistics Holdings,
Inc. 5,700 115,596
USA Truck, Inc.* 4,100 67,281
848,941
Semiconductors & Semiconductor Equipment 0.7%
inTEST Corp.* 8,134 64,503
Kulicke & Soffa Industries, Inc. 4,100 190,281
Power Integrations, Inc. 2,600 208,000
Rambus, Inc.* 7,900 196,789
659,573
Software 1.6%
A10 Networks, Inc. 19,713 281,502
Dropbox, Inc., Class A* 29,600 643,800
Sprout Social, Inc., Class A* 1,600 98,048
Xperi Holding Corp. 31,700 494,520
1,517,870
Specialty Retail 1.8%
Boot Barn Holdings, Inc.* 2,400 216,144
Caleres, Inc. 10,700 245,351
Genesco, Inc.* 4,100 254,323
Group 1 Automotive, Inc. 1,200 208,968
MarineMax, Inc.* 6,100 249,612

28 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Specialty Retail
Petco Health & Wellness Co.,
Inc.* 10,900 209,934
Shoe Carnival, Inc. 7,900 238,501
Signet Jewelers Ltd. 2,500 175,500
1,798,333
Technology Hardware, Storage & Peripherals 0.2%
One Stop Systems, Inc.* 36,044 169,407
Textiles, Apparel & Luxury Goods 0.3%
Crown Crafts, Inc. 13,769 86,194
Delta Apparel, Inc.* 3,403 98,619
Jerash Holdings US, Inc. 17,700 98,943
283,756
Thrifts & Mortgage Finance 2.7%
Essent Group Ltd. 7,827 317,228
Flagstar Bancorp, Inc. 19,701 695,445
MGIC Investment Corp. 22,900 299,074
OP Bancorp 3,300 42,768
Radian Group, Inc. 16,200 346,518
Timberland Bancorp, Inc. 6,700 176,947
TrustCo Bank Corp. 7,600 236,740
Walker & Dunlop, Inc. 3,200 383,232
Washington Federal, Inc. 4,900 149,107
2,647,059
Trading Companies & Distributors 4.0%
Applied Industrial
Technologies, Inc. 4,700 492,043
BlueLinx Holdings, Inc.* 2,100 140,007
Huttig Building Products, Inc.* 29,300 312,924
MRC Global, Inc.* 56,700 679,833
Rush Enterprises, Inc., Class A 13,500 686,880
Triton International Ltd. 4,000 244,360
Veritiv Corp.* 3,000 421,620
WESCO International, Inc.* 7,535 928,764
3,906,431
Wireless Telecommunication Services 0.5%
United States Cellular Corp.* 17,300 497,894
Total Common Stocks
(cost $81,946,826) 96,539,439
Exchange Traded Funds 0.4%
Equity Funds  0.4%
iShares Micro-Cap ETF 1,079 124,624
Exchange Traded Funds
Shares Value ($)
Vanguard Small-Cap Value
ETF 1,178 194,123
Virtus LifeSci Biotech Product
ETF* 1,900 73,370
392,117
Total Exchange Traded Funds
(cost $417,065) 392,117
Repurchase Agreement 0.7%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $646,029,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$658,949.(b)(c) 646,014 646,014
Total Repurchase Agreement
(cost $646,014) 646,014
Total Investments
(cost $83,009,905) — 100.2% 97,577,570
Liabilities in excess of other assets — (0.2)% (152,156)
NET ASSETS — 100.0%
$ 97,425,414
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $933,625, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$646,014 and by $410,518 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from 4/30/2022 –
2/15/2052, a total value of $1,056,532.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $646,014.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
KY Cayman Islands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - April 30, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks 99 .6%
Shares Value ($)
Biotechnology 1 .7%
Aurinia Pharmaceuticals,
Inc.*(a) 90,000 926,100
Horizon Therapeutics plc* 13,510 1,331,546
2,257,646
Electronic Equipment, Instruments & Components 5 .1%
Insight Enterprises, Inc.* 40,933 4,067,512
TE Connectivity Ltd. 20,915 2,609,774
6,677,286
Entertainment 0 .9%
Netflix, Inc.* 1,325 252,227
Sea Ltd., ADR-TW*(a) 10,440 864,014
1,116,241
Health Care Equipment & Supplies 0 .5%
Hologic, Inc.* 8,450 608,315
Hotels, Restaurants & Leisure 1 .2%
Airbnb, Inc., Class A* 10,135 1,552,783
Household Durables 2 .6%
Sony Group Corp., ADR-JP 39,700 3,416,185
Interactive Media & Services 11 .0%
Alphabet, Inc., Class A* 3,718 8,485,183
Meta Platforms, Inc., Class A* 24,560 4,923,543
ZoomInfo Technologies, Inc.,
Class A*(a) 24,860 1,178,364
14,587,090
Internet & Direct Marketing Retail 3 .5%
Amazon.com, Inc.* 1,837 4,566,102
IT Services 10 .5%
Adyen NV, ADR-NL* 24,550 409,248
Block, Inc., Class A*(a) 15,595 1,552,326
Fiserv, Inc.* 16,580 1,623,514
Paychex, Inc. 12,055 1,527,730
PayPal Holdings, Inc.* 18,860 1,658,360
Snowflake, Inc., Class A* 1,950 334,308
Twilio, Inc., Class A* 13,963 1,561,343
Visa, Inc., Class A(a) 24,580 5,238,735
13,905,564
Life Sciences Tools & Services 1 .9%
Danaher Corp. 10,200 2,561,526
Pharmaceuticals 1 .2%
Intra-Cellular Therapies,
Inc.*(a) 32,180 1,628,630
Professional Services 1 .9%
Booz Allen Hamilton Holding
Corp. 31,250 2,550,938
Road & Rail 1 .1%
Uber Technologies, Inc.* 46,050 1,449,654
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 21 .2%
KLA Corp. 14,940 4,769,744
Lam Research Corp. 7,725 3,597,996
Micron Technology, Inc. 4,736 322,948
NVIDIA Corp. 34,165 6,336,583
NXP Semiconductors NV 23,175 3,960,607
QUALCOMM, Inc. 40,595 5,670,716
Texas Instruments, Inc. 20,060 3,415,215
28,073,809
Software 30 .3%
Adobe, Inc.* 12,694 5,026,189
Cadence Design Systems,
Inc.* 19,640 2,962,694
Crowdstrike Holdings, Inc.,
Class A* 11,615 2,308,597
Dropbox, Inc., Class A*(a) 172,715 3,756,551
Elastic NV* 7,210 548,970
HubSpot, Inc.* 4,350 1,650,521
Intuit, Inc. 7,000 2,931,250
Microsoft Corp. 53,060 14,725,211
Paycom Software, Inc.* 5,160 1,452,385
RingCentral, Inc., Class A* 13,605 1,154,384
ServiceNow, Inc.* 3,595 1,718,770
Varonis Systems, Inc.* 21,140 913,248
Zscaler, Inc.* 4,431 898,341
40,047,111
Technology Hardware, Storage & Peripherals 5 .0%
Apple, Inc. 41,963 6,615,467
Total Common Stocks
(cost $59,164,164) 131,614,347
Repurchase Agreement 0 .7%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $870,759,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$888,174.(b)(c) 870,739 870,739
Total Repurchase Agreement
(cost $870,739) 870,739
Total Investments
(cost $60,034,903) — 100.3% 132,485,086
Liabilities in excess of other assets — (0.3)% (331,498)
NET ASSETS — 100.0%
$ 132,153,588

30 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard Technology & Science Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $13,557,406, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $870,739 and by $13,403,905 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
6/15/2022 – 11/15/2051, a total value of $14,274,644.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $870,739.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
JP Japan
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Disciplined Value Fund - April 30, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks 86.6%
Shares Value ($)
Aerospace & Defense 4.5%
Howmet Aerospace, Inc. 227,719 7,769,772
L3Harris Technologies, Inc. 26,947 6,258,710
Northrop Grumman Corp. 10,051 4,416,410
Raytheon Technologies Corp. 81,841 7,767,529
26,212,421
Automobiles 0.8%
General Motors Co.* 117,498 4,454,349
Banks 6.2%
Bank of America Corp. 205,764 7,341,660
Comerica, Inc. 154,304 12,637,498
JPMorgan Chase & Co. 87,300 10,420,128
US Bancorp 120,999 5,875,711
36,274,997
Beverages 0.7%
PepsiCo, Inc. 23,876 4,099,748
Biotechnology 2.0%
AbbVie, Inc. 79,817 11,723,521
Capital Markets 6.0%
Ameriprise Financial, Inc. 43,797 11,627,665
CME Group, Inc. 22,808 5,002,707
Goldman Sachs Group, Inc.
(The) 8,748 2,672,426
LPL Financial Holdings, Inc. 23,165 4,352,009
Morgan Stanley 144,922 11,679,264
35,334,071
Chemicals 0.7%
CF Industries Holdings, Inc. 42,225 4,088,647
Communications Equipment 2.3%
Cisco Systems, Inc. 275,109 13,474,839
Construction & Engineering 0.9%
Quanta Services, Inc. 45,981 5,332,876
Diversified Financial Services 5.4%
Berkshire Hathaway, Inc.,
Class B* 67,879 21,913,378
Equitable Holdings, Inc. 88,254 2,544,363
Voya Financial, Inc.(a) 114,860 7,252,260
31,710,001
Electric Utilities 3.3%
Constellation Energy Corp. 120,636 7,142,858
Exelon Corp. 258,395 12,087,718
19,230,576
Electrical Equipment 2.4%
Eaton Corp. plc 39,635 5,747,868
Hubbell, Inc. 43,524 8,502,848
14,250,716
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc. 114,200 4,018,698
Energy Equipment & Services 0.7%
Halliburton Co. 112,086 3,992,503
Equity Real Estate Investment Trusts (REITs) 0.7%
Weyerhaeuser Co. 104,150 4,293,063
Health Care Equipment & Supplies 4.3%
Becton Dickinson and Co. 46,654 11,532,402
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 129,436 13,507,941
25,040,343
Health Care Providers & Services 5.5%
CVS Health Corp. 61,921 5,952,466
Laboratory Corp. of America
Holdings* 14,167 3,404,047
McKesson Corp. 26,469 8,195,067
UnitedHealth Group, Inc. 29,229 14,864,408
32,415,988
Hotels, Restaurants & Leisure 1.4%
International Game
Technology plc 379,917 8,293,588
Independent Power and Renewable Electricity Producers
2.0%
AES Corp. (The) 233,176 4,761,454
NextEra Energy Partners LP 39,079 2,605,006
Vistra Corp. 180,351 4,512,382
11,878,842
Insurance 8.6%
Aon plc, Class A 25,787 7,426,398
Assurant, Inc. 80,819 14,699,360
Chubb Ltd. 61,331 12,661,785
Hartford Financial Services
Group, Inc. (The) 53,280 3,725,870
MetLife, Inc. 183,672 12,063,577
50,576,990
Interactive Media & Services 1.3%
Alphabet, Inc., Class A* 3,324 7,586,000
Life Sciences Tools & Services 1.0%
Danaher Corp. 24,082 6,047,713
Machinery 1.5%
Caterpillar, Inc. 15,101 3,179,364
Ingersoll Rand, Inc. 122,956 5,405,146
8,584,510
Media 0.9%
Comcast Corp., Class A 128,322 5,102,083
Metals & Mining 0.9%
Freeport-McMoRan, Inc. 129,683 5,258,646
Oil, Gas & Consumable Fuels 9.4%
ConocoPhillips 70,559 6,739,796
Devon Energy Corp. 66,476 3,866,909
EQT Corp. 129,097 5,131,606
Exxon Mobil Corp. 123,717 10,546,874
Hess Corp. 69,920 7,206,654
Marathon Petroleum Corp. 146,992 12,826,522
Valero Energy Corp. 78,981 8,804,802
55,123,163
Pharmaceuticals 5.3%
Eli Lilly & Co. 30,199 8,822,034
Merck & Co., Inc. 128,490 11,395,778
Organon & Co. 149,107 4,820,629
Sanofi, ADR-FR 114,279 5,971,078
31,009,519

32 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
Common Stocks
Shares Value ($)
Road & Rail 1.4%
Norfolk Southern Corp. 30,464 7,856,056
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc. 32,699 3,608,335
QUALCOMM, Inc. 42,464 5,931,796
9,540,131
Software 1.4%
Dolby Laboratories, Inc., Class
A 63,013 4,881,617
SS&C Technologies Holdings,
Inc. 54,280 3,509,745
8,391,362
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise
Co. 495,891 7,641,680
Tobacco 0.7%
British American Tobacco plc,
ADR-UK 94,644 3,954,226
Wireless Telecommunication Services 0.8%
Vodafone Group plc, ADR-UK 311,539 4,732,277
Total Common Stocks
(cost $406,020,908) 507,524,143
Purchased Options 1.6%
Number of
Contracts
Call Options 1.6%
Future Equity Index Options: 1.6%
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
27,064,141
Exchange Traded
*
131 2,379,287
S&P 500 E-Mini Index
6/17/2022 at USD 3,600.00,
American Style
Notional Amount: USD
27,683,931
Exchange Traded
*
134 3,810,625
S&P 500 E-Mini Index
7/15/2022 at USD 3,800.00,
European Style
Notional Amount: USD
27,683,931
Exchange Traded
*
134 2,897,750
S&P 500 E-Mini Index
6/17/2022 at USD 4,640.00,
American Style
Notional Amount: USD
58,880,003
Exchange Traded
*
285 81,938
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
7/15/2022 at USD 4,700.00,
European Style
Notional Amount: USD
58,880,003
Exchange Traded
*
285 153,188
Total Purchased Options
(cost $17,680,573) 9,322,788
U.S. Treasury Obligation 1.4%
Principal
Amount ($)
U.S. Treasury Bills, 0.36%,
06/16/2022 8,000,000 7,995,556
Total U.S. Treasury Obligation
(cost $7,996,325) 7,995,556
Total Investments
(cost $431,697,806) — 89.6% 524,842,487
Other assets in excess of liabilities — 10.4% 60,910,217
NET ASSETS — 100.0%
$ 585,752,704
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $5,657,281, which was collateralized
by $5,956,323 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.00%, and
maturity dates ranging from 5/12/2022 - 2/15/2052.
ADR American Depositary Receipt
FR France
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar

Nationwide BNY Mellon Disciplined Value Fund - April 30, 2022 (Unaudited) - Statement of Investments - 33
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 6/2022 USD 58,863,270 (514,652)
U.S. Treasury Long Bond 329 6/2022 USD 46,286,188 (4,357,308)
Total long contracts (4,871,960)
Short Contracts
S&P 500 E-Mini Index (245) 6/2022 USD (50,561,875) 3,864,165
Total short contracts 3,864,165
Net contracts (1,007,795)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 85.8%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 17,071 2,540,848
General Dynamics Corp. 7,092 1,677,471
Howmet Aerospace, Inc. 10,896 371,772
Huntington Ingalls Industries,
Inc. 1,334 283,795
L3Harris Technologies, Inc. 6,103 1,417,483
Lockheed Martin Corp. 7,550 3,262,506
Northrop Grumman Corp. 4,571 2,008,497
Raytheon Technologies Corp. 46,486 4,411,986
Textron, Inc. 7,099 491,606
TransDigm Group, Inc.* 1,650 981,436
17,447,400
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 4,116 436,913
Expeditors International of
Washington, Inc. 5,394 534,384
FedEx Corp. 7,725 1,535,266
United Parcel Service, Inc.,
Class B 22,713 4,087,886
6,594,449
Airlines 0.2%
Alaska Air Group, Inc.* 4,033 219,355
American Airlines Group,
Inc.*(a) 20,980 393,795
Delta Air Lines, Inc.* 19,769 850,660
Southwest Airlines Co.* 18,801 878,383
United Airlines Holdings, Inc.* 10,503 530,401
2,872,594
Auto Components 0.1%
Aptiv plc* 8,197 872,161
BorgWarner, Inc. 7,753 285,543
1,157,704
Automobiles 2.1%
Ford Motor Co. 124,545 1,763,557
General Motors Co.* 45,262 1,715,882
Tesla, Inc.* 26,077 22,706,809
26,186,248
Banks 3.2%
Bank of America Corp. 221,429 7,900,587
Citigroup, Inc. 61,814 2,980,053
Citizens Financial Group, Inc. 13,563 534,382
Comerica, Inc. 4,162 340,868
Fifth Third Bancorp 21,712 814,851
First Republic Bank 5,743 856,970
Huntington Bancshares, Inc.
(a) 46,624 613,106
JPMorgan Chase & Co. 92,057 10,987,924
KeyCorp 30,044 580,150
M&T Bank Corp. 5,706 950,848
PNC Financial Services
Group, Inc. (The) 13,083 2,173,086
Regions Financial Corp. 30,426 630,427
Signature Bank 1,866 452,038
SVB Financial Group* 1,846 900,183
Truist Financial Corp. 41,582 2,010,490
US Bancorp 41,792 2,029,419
Wells Fargo & Co. 121,043 5,281,106
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,972 280,968
40,317,456
Beverages 1.4%
Brown-Forman Corp., Class B 6,019 405,921
Coca-Cola Co. (The) 121,095 7,823,948
Constellation Brands, Inc.,
Class A 5,139 1,264,657
Molson Coors Beverage Co.,
Class B 6,157 333,340
Monster Beverage Corp.* 11,458 981,721
PepsiCo, Inc. 43,095 7,399,843
18,209,430
Biotechnology 1.7%
AbbVie, Inc. 55,070 8,088,682
Amgen, Inc.(a) 17,546 4,091,552
Biogen, Inc.* 4,476 928,501
Gilead Sciences, Inc. 38,951 2,311,352
Incyte Corp.* 5,422 406,433
Moderna, Inc.* 10,974 1,475,015
Regeneron Pharmaceuticals,
Inc.* 3,324 2,190,882
Vertex Pharmaceuticals, Inc.* 8,058 2,201,607
21,694,024
Building Products 0.4%
A O Smith Corp. 4,406 257,443
Allegion plc 2,955 337,579
Carrier Global Corp. 26,413 1,010,825
Fortune Brands Home &
Security, Inc. 4,302 306,517
Johnson Controls International
plc 21,391 1,280,679
Masco Corp. 6,859 361,401
Trane Technologies plc 7,120 996,017
4,550,461
Capital Markets 2.4%
Ameriprise Financial, Inc. 3,412 905,852
Bank of New York Mellon
Corp. (The) 22,150 931,629
BlackRock, Inc. 4,441 2,774,204
Cboe Global Markets, Inc. 3,505 395,995
Charles Schwab Corp. (The) 46,830 3,106,234
CME Group, Inc. 11,194 2,455,292
FactSet Research Systems,
Inc. 1,099 443,436
Franklin Resources, Inc. 9,247 227,384
Goldman Sachs Group, Inc.
(The) 10,574 3,230,251
Intercontinental Exchange, Inc. 17,431 2,018,684
Invesco Ltd. 11,458 210,598
MarketAxess Holdings, Inc. 1,192 314,223
Moody's Corp. 5,111 1,617,529
Morgan Stanley 44,158 3,558,693
MSCI, Inc. 2,525 1,063,656
Nasdaq, Inc. 3,477 547,175
Northern Trust Corp. 6,453 664,982
Raymond James Financial,
Inc. 6,054 590,023
S&P Global, Inc. 11,033 4,153,925

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 11,601 776,919
T. Rowe Price Group, Inc. 7,252 892,286
30,878,970
Chemicals 1.6%
Air Products & Chemicals, Inc. 6,897 1,614,381
Albemarle Corp. 3,751 723,305
Celanese Corp. 3,447 506,502
CF Industries Holdings, Inc. 6,418 621,455
Corteva, Inc. 22,269 1,284,699
Dow, Inc. 22,919 1,524,114
DuPont de Nemours, Inc. 15,862 1,045,782
Eastman Chemical Co. 3,747 384,704
Ecolab, Inc. 7,905 1,338,633
FMC Corp. 4,005 530,823
International Flavors &
Fragrances, Inc. 8,184 992,719
Linde plc 15,966 4,980,753
LyondellBasell Industries NV,
Class A 8,439 894,787
Mosaic Co. (The) 11,822 737,929
PPG Industries, Inc. 7,187 919,864
Sherwin-Williams Co. (The) 7,640 2,100,694
20,201,144
Commercial Services & Supplies 0.4%
Cintas Corp. 2,758 1,095,643
Copart, Inc.* 6,854 778,957
Republic Services, Inc. 6,313 847,647
Rollins, Inc. 5,945 199,395
Waste Management, Inc. 11,816 1,943,023
4,864,665
Communications Equipment 0.7%
Arista Networks, Inc.* 6,931 801,016
Cisco Systems, Inc. 131,378 6,434,894
F5, Inc.* 1,954 327,119
Juniper Networks, Inc. 9,082 286,265
Motorola Solutions, Inc. 5,199 1,110,974
8,960,268
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,535 525,969
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,869 662,037
Vulcan Materials Co. 4,118 709,490
1,371,527
Consumer Finance 0.5%
American Express Co. 19,160 3,347,444
Capital One Financial Corp. 13,041 1,625,169
Discover Financial Services 8,962 1,007,866
Synchrony Financial 16,064 591,316
6,571,795
Containers & Packaging 0.3%
Amcor plc 47,283 560,776
Avery Dennison Corp. 2,691 485,995
Ball Corp. 10,452 848,284
International Paper Co. 12,274 568,041
Packaging Corp. of America 2,769 446,280
Sealed Air Corp. 4,558 292,669
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 7,507 371,822
3,573,867
Distributors 0.1%
Genuine Parts Co. 4,365 567,668
LKQ Corp. 8,762 434,858
Pool Corp. 1,280 518,682
1,521,208
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 57,047 18,416,483
Diversified Telecommunication Services 0.8%
AT&T, Inc. 222,442 4,195,256
Lumen Technologies, Inc. 29,735 299,134
Verizon Communications, Inc. 130,768 6,054,559
10,548,949
Electric Utilities 1.5%
Alliant Energy Corp. 7,672 451,190
American Electric Power Co.,
Inc. 15,501 1,536,304
Constellation Energy Corp. 10,468 619,810
Duke Energy Corp. 23,961 2,639,544
Edison International 11,813 812,616
Entergy Corp. 6,060 720,231
Evergy, Inc. 7,179 487,095
Eversource Energy 10,990 960,526
Exelon Corp. 30,217 1,413,551
FirstEnergy Corp. 17,683 765,851
NextEra Energy, Inc. 61,121 4,340,814
NRG Energy, Inc. 8,125 291,688
Pinnacle West Capital Corp. 3,636 258,883
PPL Corp. 24,143 683,488
Southern Co. (The) 32,864 2,411,889
Xcel Energy, Inc. 16,520 1,210,255
19,603,735
Electrical Equipment 0.5%
AMETEK, Inc. 7,320 924,223
Eaton Corp. plc 12,612 1,828,992
Emerson Electric Co. 18,503 1,668,601
Generac Holdings, Inc.* 2,015 442,051
Rockwell Automation, Inc.(a) 3,523 890,156
5,754,023
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 18,367 1,313,241
CDW Corp. 4,344 708,854
Corning, Inc. 24,094 847,868
IPG Photonics Corp.* 1,086 102,605
Keysight Technologies, Inc.* 5,767 808,937
TE Connectivity Ltd. 10,057 1,254,912
Teledyne Technologies, Inc.* 1,458 629,200
Trimble, Inc.* 8,008 534,134
Zebra Technologies Corp.,
Class A* 1,712 632,858
6,832,609
Energy Equipment & Services 0.3%
Baker Hughes Co. 28,212 875,136
Halliburton Co. 28,433 1,012,784

36 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 43,715 1,705,322
3,593,242
Entertainment 1.1%
Activision Blizzard, Inc. 24,115 1,823,094
Electronic Arts, Inc. 8,603 1,015,584
Live Nation Entertainment,
Inc.* 3,896 408,613
Netflix, Inc.* 13,829 2,632,488
Take-Two Interactive Software,
Inc.* 3,721 444,697
Walt Disney Co. (The)* 56,713 6,330,872
Warner Bros Discovery, Inc.* 68,299 1,239,627
13,894,975
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,534 825,913
American Tower Corp. 14,186 3,419,110
AvalonBay Communities, Inc. 4,480 1,019,110
Boston Properties, Inc. 4,407 518,263
Camden Property Trust 2,902 455,295
Crown Castle International
Corp. 13,442 2,489,593
Digital Realty Trust, Inc. 8,721 1,274,313
Duke Realty Corp. 12,396 678,681
Equinix, Inc. 2,796 2,010,548
Equity Residential 10,696 871,724
Essex Property Trust, Inc. 1,944 640,101
Extra Space Storage, Inc. 4,175 793,250
Federal Realty Investment
Trust 2,257 264,204
Healthpeak Properties, Inc. 16,737 549,141
Host Hotels & Resorts, Inc. 23,201 472,140
Iron Mountain, Inc. 8,449 453,965
Kimco Realty Corp. 17,841 451,913
Mid-America Apartment
Communities, Inc. 3,715 730,666
Prologis, Inc. 23,051 3,694,845
Public Storage 4,752 1,765,368
Realty Income Corp. 17,760 1,231,834
Regency Centers Corp. 5,093 350,551
SBA Communications Corp. 3,347 1,161,777
Simon Property Group, Inc. 10,342 1,220,356
UDR, Inc. 9,280 493,789
Ventas, Inc. 12,604 700,152
Vornado Realty Trust 4,796 185,653
Welltower, Inc. 13,892 1,261,532
Weyerhaeuser Co. 23,509 969,041
30,952,828
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 13,813 7,344,648
Kroger Co. (The) 20,483 1,105,263
Sysco Corp. 15,807 1,351,183
Walgreens Boots Alliance, Inc. 21,775 923,260
Walmart, Inc. 44,067 6,741,810
17,466,164
Food Products 0.9%
Archer-Daniels-Midland Co. 17,351 1,553,955
Campbell Soup Co. 6,550 309,291
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 15,063 526,151
General Mills, Inc. 19,211 1,358,794
Hershey Co. (The) 4,406 994,743
Hormel Foods Corp. 8,597 450,397
J M Smucker Co. (The) 3,414 467,479
Kellogg Co. 7,451 510,393
Kraft Heinz Co. (The) 22,659 965,953
Lamb Weston Holdings, Inc. 4,807 317,743
McCormick & Co., Inc.
(Non-Voting) 7,519 756,186
Mondelez International, Inc.,
Class A 43,246 2,788,502
Tyson Foods, Inc., Class A 8,985 837,043
11,836,630
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,149 470,497
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 55,082 6,251,807
ABIOMED, Inc.* 1,378 394,907
Align Technology, Inc.* 2,356 683,028
Baxter International, Inc. 15,855 1,126,656
Becton Dickinson and Co. 8,871 2,192,823
Boston Scientific Corp.* 44,389 1,869,221
Cooper Cos., Inc. (The) 1,567 565,750
Dentsply Sirona, Inc. 7,183 287,248
DexCom, Inc.* 3,069 1,253,932
Edwards Lifesciences Corp.* 19,335 2,045,256
Hologic, Inc.* 7,461 537,117
IDEXX Laboratories, Inc.* 2,615 1,125,705
Intuitive Surgical, Inc.* 11,144 2,666,759
Medtronic plc 41,883 4,370,910
ResMed, Inc. 4,439 887,667
STERIS plc 3,198 716,512
Stryker Corp. 10,458 2,523,097
Teleflex, Inc. 1,519 433,857
Zimmer Biomet Holdings, Inc. 6,647 802,625
30,734,877
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 4,522 684,133
Anthem, Inc. 7,561 3,795,093
Cardinal Health, Inc. 8,975 520,999
Centene Corp.* 18,145 1,461,580
Cigna Corp. 10,060 2,482,607
CVS Health Corp. 40,885 3,930,275
DaVita, Inc.* 2,051 222,267
HCA Healthcare, Inc. 7,596 1,629,722
Henry Schein, Inc.* 4,203 340,863
Humana, Inc. 4,004 1,780,018
Laboratory Corp. of America
Holdings* 2,844 683,356
McKesson Corp. 4,729 1,464,146
Molina Healthcare, Inc.* 1,736 544,149
Quest Diagnostics, Inc. 3,478 465,496
UnitedHealth Group, Inc. 29,339 14,920,348
Universal Health Services,
Inc., Class B 2,359 289,048
35,214,100

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 8,865 830,119
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.* 1,279 2,826,986
Caesars Entertainment, Inc.* 6,619 438,707
Carnival Corp.*(a) 25,948 448,900
Chipotle Mexican Grill, Inc.* 891 1,296,949
Darden Restaurants, Inc. 3,801 500,706
Domino's Pizza, Inc. 1,174 396,812
Expedia Group, Inc.* 4,732 826,917
Hilton Worldwide Holdings,
Inc.* 8,738 1,356,924
Las Vegas Sands Corp.* 11,049 391,466
Marriott International, Inc.,
Class A* 8,386 1,488,683
McDonald's Corp. 23,277 5,799,697
MGM Resorts International 11,050 453,492
Norwegian Cruise Line
Holdings Ltd.* 12,287 246,109
Penn National Gaming, Inc.* 5,030 183,947
Royal Caribbean Cruises Ltd.* 7,095 551,494
Starbucks Corp. 35,832 2,674,500
Wynn Resorts Ltd.* 3,397 239,421
Yum! Brands, Inc. 8,969 1,049,463
21,171,173
Household Durables 0.3%
DR Horton, Inc. 10,187 708,913
Garmin Ltd. 4,444 487,685
Lennar Corp., Class A 8,104 619,875
Mohawk Industries, Inc.* 1,807 254,895
Newell Brands, Inc. 12,208 282,615
NVR, Inc.* 106 463,878
PulteGroup, Inc. 8,139 339,885
Whirlpool Corp. 1,950 353,964
3,511,710
Household Products 1.3%
Church & Dwight Co., Inc. 7,622 743,602
Clorox Co. (The) 3,991 572,589
Colgate-Palmolive Co. 26,255 2,022,948
Kimberly-Clark Corp. 10,747 1,492,006
Procter & Gamble Co. (The) 74,669 11,988,108
16,819,253
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 20,411 416,793
Industrial Conglomerates 0.8%
3M Co. 17,790 2,565,674
General Electric Co. 34,244 2,552,890
Honeywell International, Inc. 21,363 4,133,954
Roper Technologies, Inc. 3,277 1,539,928
10,792,446
Insurance 1.8%
Aflac, Inc. 18,689 1,070,506
Allstate Corp. (The) 8,798 1,113,299
American International Group,
Inc. 26,196 1,532,728
Aon plc, Class A 6,625 1,907,934
Arthur J Gallagher & Co. 6,646 1,119,785
Common Stocks
Shares Value ($)
Insurance
Assurant, Inc. 1,588 288,825
Brown & Brown, Inc. 7,493 464,416
Chubb Ltd. 13,418 2,770,146
Cincinnati Financial Corp. 4,720 578,955
Everest Re Group Ltd. 1,227 337,069
Globe Life, Inc. 2,745 269,230
Hartford Financial Services
Group, Inc. (The) 10,116 707,412
Lincoln National Corp. 5,481 329,682
Loews Corp. 6,327 397,589
Marsh & McLennan Cos., Inc. 15,722 2,542,247
MetLife, Inc. 21,714 1,426,175
Principal Financial Group, Inc. 7,133 486,043
Progressive Corp. (The) 18,144 1,947,940
Prudential Financial, Inc.(a) 11,704 1,270,001
Travelers Cos., Inc. (The) 7,401 1,266,015
W R Berkley Corp. 6,051 402,331
Willis Towers Watson plc 3,771 810,237
23,038,565
Interactive Media & Services 4.5%
Alphabet, Inc., Class A* 9,369 21,381,838
Alphabet, Inc., Class C* 8,652 19,893,804
Match Group, Inc.* 8,875 702,456
Meta Platforms, Inc., Class A* 71,928 14,419,406
Twitter, Inc.* 24,742 1,212,853
57,610,357
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.* 13,631 33,881,623
eBay, Inc. 19,134 993,437
Etsy, Inc.* 4,054 377,792
35,252,852
IT Services 3.8%
Accenture plc, Class A 19,687 5,913,187
Akamai Technologies, Inc.* 4,801 539,056
Automatic Data Processing,
Inc. 13,084 2,854,667
Broadridge Financial
Solutions, Inc. 3,393 489,033
Cognizant Technology
Solutions Corp., Class A 16,731 1,353,538
DXC Technology Co.* 8,276 237,521
EPAM Systems, Inc.* 1,822 482,812
Fidelity National Information
Services, Inc. 19,269 1,910,521
Fiserv, Inc.* 18,813 1,842,169
FleetCor Technologies, Inc.* 2,620 653,742
Gartner, Inc.* 2,641 767,343
Global Payments, Inc. 8,914 1,221,040
International Business
Machines Corp. 27,935 3,693,286
Jack Henry & Associates, Inc. 2,244 425,418
Mastercard, Inc., Class A 26,884 9,769,108
Paychex, Inc. 9,923 1,257,542
PayPal Holdings, Inc.* 36,290 3,190,980
VeriSign, Inc.* 3,118 557,155
Visa, Inc., Class A(a) 51,660 11,010,296
48,168,414

38 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,209 370,645
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc. 9,263 1,104,798
Bio-Rad Laboratories, Inc.,
Class A* 697 356,906
Bio-Techne Corp. 1,138 432,087
Charles River Laboratories
International, Inc.* 1,646 397,525
Danaher Corp. 19,822 4,977,899
Illumina, Inc.* 4,937 1,464,561
IQVIA Holdings, Inc.* 6,006 1,309,248
Mettler-Toledo International,
Inc.* 736 940,262
PerkinElmer, Inc. 3,938 577,350
Thermo Fisher Scientific, Inc. 12,275 6,787,093
Waters Corp.* 1,951 591,192
West Pharmaceutical
Services, Inc. 2,330 734,090
19,673,011
Machinery 1.4%
Caterpillar, Inc. 16,850 3,547,599
Cummins, Inc. 4,503 851,922
Deere & Co. 8,736 3,298,277
Dover Corp. 4,293 572,257
Fortive Corp. 11,484 660,330
IDEX Corp. 2,466 468,096
Illinois Tool Works, Inc. 8,897 1,753,688
Ingersoll Rand, Inc. 12,932 568,491
Nordson Corp. 1,777 383,281
Otis Worldwide Corp. 12,927 941,603
PACCAR, Inc. 10,998 913,384
Parker-Hannifin Corp. 3,954 1,070,822
Pentair plc 5,464 277,298
Snap-on, Inc. 1,611 342,321
Stanley Black & Decker, Inc. 4,898 588,495
Westinghouse Air Brake
Technologies Corp. 5,951 535,054
Xylem, Inc. 5,746 462,553
17,235,471
Media 0.8%
Charter Communications, Inc.,
Class A* 3,713 1,590,983
Comcast Corp., Class A 140,916 5,602,820
DISH Network Corp., Class A* 8,148 232,300
Fox Corp., Class A 10,037 359,726
Fox Corp., Class B 4,946 164,405
Interpublic Group of Cos., Inc.
(The) 12,825 418,352
News Corp., Class A 12,678 251,785
News Corp., Class B 4,198 83,582
Omnicom Group, Inc. 6,742 513,268
Paramount Global, Class B(a) 18,832 548,388
9,765,609
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 45,485 1,844,417
Newmont Corp. 24,741 1,802,382
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 8,423 1,303,712
4,950,511
Multiline Retail 0.5%
Dollar General Corp. 7,130 1,693,589
Dollar Tree, Inc.* 6,916 1,123,504
Target Corp. 14,925 3,412,601
6,229,694
Multi-Utilities 0.8%
Ameren Corp.(a) 7,750 719,975
CenterPoint Energy, Inc. 19,820 606,690
CMS Energy Corp. 9,027 620,065
Consolidated Edison, Inc. 10,767 998,532
Dominion Energy, Inc. 25,232 2,059,940
DTE Energy Co. 6,194 811,662
NiSource, Inc. 12,280 357,594
Public Service Enterprise
Group, Inc. 16,064 1,119,018
Sempra Energy 9,940 1,603,918
WEC Energy Group, Inc. 9,983 998,799
9,896,193
Oil, Gas & Consumable Fuels 3.3%
APA Corp. 11,291 462,141
Chevron Corp. 60,047 9,407,564
ConocoPhillips 40,565 3,874,769
Coterra Energy, Inc.(a) 25,505 734,289
Devon Energy Corp. 19,234 1,118,842
Diamondback Energy, Inc. 5,427 685,050
EOG Resources, Inc. 18,191 2,123,981
Exxon Mobil Corp. 131,876 11,242,429
Hess Corp. 8,448 870,735
Kinder Morgan, Inc. 62,106 1,127,224
Marathon Oil Corp. 24,570 612,284
Marathon Petroleum Corp. 18,036 1,573,821
Occidental Petroleum Corp. 27,415 1,510,292
ONEOK, Inc. 13,981 885,417
Phillips 66 14,574 1,264,440
Pioneer Natural Resources
Co. 7,008 1,629,150
Valero Energy Corp. 13,054 1,455,260
Williams Cos., Inc. (The)(a) 37,235 1,276,788
41,854,476
Personal Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,240 1,911,794
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. 67,898 5,110,683
Catalent, Inc.* 5,266 476,889
Eli Lilly & Co. 24,732 7,224,959
Johnson & Johnson 82,005 14,798,622
Merck & Co., Inc. 78,683 6,978,395
Organon & Co. 7,598 245,643
Pfizer, Inc. 174,841 8,579,448
Viatris, Inc. 38,008 392,623
Zoetis, Inc. 14,738 2,612,311
46,419,573
Professional Services 0.3%
Equifax, Inc. 3,908 795,356

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 4,111 569,579
Leidos Holdings, Inc. 4,374 452,753
Nielsen Holdings plc 11,535 309,253
Robert Half International, Inc. 3,387 332,976
Verisk Analytics, Inc.(a) 5,068 1,034,126
3,494,043
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 10,782 895,337
Road & Rail 0.8%
CSX Corp. 69,090 2,372,551
JB Hunt Transport Services,
Inc. 2,410 411,748
Norfolk Southern Corp. 7,469 1,926,106
Old Dominion Freight Line, Inc. 2,978 834,197
Union Pacific Corp. 19,839 4,648,079
10,192,681
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.* 50,924 4,355,021
Analog Devices, Inc. 16,364 2,526,274
Applied Materials, Inc. 27,661 3,052,391
Broadcom, Inc. 12,861 7,130,010
Enphase Energy, Inc.* 4,011 647,375
Intel Corp. 126,843 5,529,086
KLA Corp. 4,695 1,498,926
Lam Research Corp. 4,345 2,023,727
Microchip Technology, Inc. 17,007 1,108,856
Micron Technology, Inc. 34,851 2,376,490
Monolithic Power Systems,
Inc. 1,407 551,882
NVIDIA Corp. 77,875 14,443,476
NXP Semiconductors NV 8,126 1,388,733
Qorvo, Inc.* 3,518 400,278
QUALCOMM, Inc. 35,106 4,903,957
Skyworks Solutions, Inc. 5,163 584,968
SolarEdge Technologies, Inc.* 1,616 404,663
Teradyne, Inc.(a) 5,199 548,287
Texas Instruments, Inc. 28,768 4,897,752
58,372,152
Software 7.5%
Adobe, Inc.* 14,693 5,817,693
ANSYS, Inc.* 2,728 752,082
Autodesk, Inc.* 6,795 1,286,158
Cadence Design Systems,
Inc.* 8,504 1,282,828
Ceridian HCM Holding, Inc.* 4,324 242,706
Citrix Systems, Inc. 3,779 378,278
Fortinet, Inc.* 4,203 1,214,709
Intuit, Inc. 8,821 3,693,794
Microsoft Corp. 233,527 64,808,413
NortonLifeLock, Inc.(a) 17,877 447,640
Oracle Corp. 49,079 3,602,399
Paycom Software, Inc.* 1,531 430,931
PTC, Inc.* 3,422 390,827
Salesforce, Inc.* 30,683 5,398,367
ServiceNow, Inc.* 6,230 2,978,563
Synopsys, Inc.* 4,729 1,356,230
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 1,264 498,913
94,580,531
Specialty Retail 1.8%
Advance Auto Parts, Inc. 2,033 405,848
AutoZone, Inc.* 658 1,286,699
Bath & Body Works, Inc. 8,348 441,526
Best Buy Co., Inc. 6,511 585,534
CarMax, Inc.* 4,685 401,879
Home Depot, Inc. (The) 32,528 9,771,411
Lowe's Cos., Inc. 20,987 4,149,760
O'Reilly Automotive, Inc.* 2,093 1,269,509
Ross Stores, Inc. 10,919 1,089,389
TJX Cos., Inc. (The) 37,158 2,277,042
Tractor Supply Co. 3,660 737,307
Ulta Beauty, Inc.* 1,698 673,766
23,089,670
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 482,933 76,134,387
Hewlett Packard Enterprise
Co. 40,593 625,538
HP, Inc. 33,363 1,222,087
NetApp, Inc. 6,517 477,370
Seagate Technology Holdings
plc 6,514 534,409
Western Digital Corp.* 10,146 538,448
79,532,239
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 39,756 4,957,573
PVH Corp. 2,297 167,176
Ralph Lauren Corp. 1,145 119,469
Tapestry, Inc. 7,406 243,806
Under Armour, Inc., Class A* 5,364 82,391
Under Armour, Inc., Class C* 6,836 97,003
VF Corp. 9,526 495,352
6,162,770
Tobacco 0.6%
Altria Group, Inc. 56,792 3,155,931
Philip Morris International, Inc. 48,277 4,827,700
7,983,631
Trading Companies & Distributors 0.2%
Fastenal Co. 17,417 963,334
United Rentals, Inc.* 2,245 710,588
WW Grainger, Inc. 1,396 698,042
2,371,964
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,460 841,277
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 18,289 2,252,107
Total Common Stocks
(cost $683,567,019) 1,088,505,352

40 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options 1.8%
Number of
Contracts Value ($)
Call Options 1.8%
Future Equity Index Options: 1.8%
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
69,416,424
Exchange Traded
*
336 6,102,600
S&P 500 E-Mini Index
6/17/2022 at USD 3,600.00,
American Style
Notional Amount: USD
66,937,266
Exchange Traded
*
324 9,213,750
S&P 500 E-Mini Index
7/15/2022 at USD 3,800.00,
European Style
Notional Amount: USD
66,937,266
Exchange Traded
*
324 7,006,500
S&P 500 E-Mini Index
6/17/2022 at USD 4,640.00,
American Style
Notional Amount: USD
128,296,427
Exchange Traded
*
621 178,537
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
7/15/2022 at USD 4,700.00,
European Style
Notional Amount: USD
128,296,427
Exchange Traded
*
621 333,788
Total Purchased Options
(cost $43,431,968) 22,835,175
U.S. Treasury Obligation 6.9%
Principal
Amount ($)
U.S. Treasury Bills, 0.36%,
06/16/2022 88,155,000 88,106,033
Total U.S. Treasury Obligation
(cost $88,114,505) 88,106,033
Total Investments
(cost $815,113,492) — 94.5% 1,199,446,560
Other assets in excess of liabilities — 5.5% 69,908,013
NET ASSETS — 100.0%
$ 1,269,354,573
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $17,369,053, which was collateralized
by $18,328,941 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.00%, and
maturity dates ranging from 4/30/2022 - 2/15/2052.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 327 6/2022 USD 67,484,625 (1,685,718)
U.S. Treasury Long Bond 724 6/2022 USD 101,857,750 (9,588,727)
Net contracts (11,274,445)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Diamond Hill Large Cap Concentrated Fund - April 30, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks 98 .8%
Shares Value ($)
Automobiles 4 .6%
General Motors Co.* 28,876 1,094,689
Banks 8 .6%
Bank of America Corp. 30,816 1,099,515
Truist Financial Corp. 20,054 969,611
2,069,126
Beverages 6 .1%
PepsiCo, Inc. 8,506 1,460,565
Capital Markets 4 .3%
KKR & Co., Inc. 20,092 1,024,089
Diversified Financial Services 6 .0%
Berkshire Hathaway, Inc.,
Class B* 4,418 1,426,263
Entertainment 4 .3%
Walt Disney Co. (The)* 9,142 1,020,521
Health Care Equipment & Supplies 6 .6%
Abbott Laboratories 13,855 1,572,543
Health Care Providers & Services 4 .5%
Humana, Inc. 2,402 1,067,833
Household Durables 4 .4%
NVR, Inc.* 241 1,054,667
Insurance 9 .0%
American International Group,
Inc. 37,045 2,167,503
Common Stocks
Shares Value ($)
Interactive Media & Services 8 .4%
Alphabet, Inc., Class A* 419 956,238
Meta Platforms, Inc., Class A* 5,314 1,065,297
2,021,535
Machinery 8 .3%
Caterpillar, Inc. 4,910 1,033,751
Parker-Hannifin Corp. 3,573 967,640
2,001,391
Metals & Mining 3 .9%
Freeport-McMoRan, Inc. 23,278 943,923
Oil, Gas & Consumable Fuels 6 .6%
ConocoPhillips 16,634 1,588,880
Pharmaceuticals 4 .6%
Pfizer, Inc. 22,458 1,102,014
Semiconductors & Semiconductor Equipment 4 .6%
Texas Instruments, Inc. 6,525 1,110,881
Textiles, Apparel & Luxury Goods 4 .0%
VF Corp. 18,304 951,808
Total Investments
(cost $20,202,474) — 98.8% 23,678,231
Other assets in excess of liabilities — 1.2% 290,380
NET ASSETS — 100.0%
$ 23,968,611
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Fund
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 1 .9%
Boeing Co. (The)* 20,288 3,019,666
General Dynamics Corp. 25,537 6,040,266
L3Harris Technologies, Inc. 14,418 3,348,725
Raytheon Technologies Corp. 98,081 9,308,868
21,717,525
Air Freight & Logistics 0 .4%
Expeditors International of
Washington, Inc. 8,641 856,064
FedEx Corp. 17,343 3,446,748
4,302,812
Airlines 0 .5%
Southwest Airlines Co.* 122,302 5,713,949
Automobiles 1 .3%
Ford Motor Co. 314,853 4,458,318
Tesla, Inc.* 11,850 10,318,506
14,776,824
Banks 0 .6%
PNC Financial Services
Group, Inc. (The) 40,781 6,773,724
Beverages 1 .5%
Constellation Brands, Inc.,
Class A 40,140 9,878,053
Monster Beverage Corp.* 79,919 6,847,460
16,725,513
Biotechnology 1 .4%
Biogen, Inc.* 8,458 1,754,527
Exact Sciences Corp.*(a) 25,554 1,406,748
Horizon Therapeutics plc* 12,756 1,257,231
Incyte Corp.* 15,156 1,136,094
Moderna, Inc.* 2,438 327,691
Regeneron Pharmaceuticals,
Inc.* 4,602 3,033,224
Seagen, Inc.* 14,264 1,868,727
Vertex Pharmaceuticals,
Inc.*(a) 18,344 5,011,948
15,796,190
Building Products 0 .7%
Johnson Controls International
plc 126,054 7,546,853
Trane Technologies plc 4,936 690,497
8,237,350
Capital Markets 6 .3%
Ares Management Corp. 181,577 12,024,029
Charles Schwab Corp. (The) 329,219 21,837,096
Morgan Stanley 242,681 19,557,662
S&P Global, Inc. 47,396 17,844,594
71,263,381
Chemicals 2 .3%
Celanese Corp. 44,992 6,611,124
FMC Corp. 55,627 7,372,803
Linde plc 24,683 7,700,109
PPG Industries, Inc. 36,059 4,615,191
26,299,227
Commercial Services & Supplies 0 .2%
Waste Connections, Inc. 16,829 2,321,897
Common Stocks
Shares Value ($)
Consumer Finance 1 .2%
American Express Co. 75,155 13,130,330
Containers & Packaging 0 .5%
Ball Corp. 35,137 2,851,719
Crown Holdings, Inc. 26,985 2,969,429
5,821,148
Diversified Financial Services 1 .4%
Berkshire Hathaway, Inc.,
Class B* 22,641 7,309,194
Equitable Holdings, Inc. 301,481 8,691,697
16,000,891
Electric Utilities 3 .6%
Constellation Energy Corp. 55,008 3,257,024
Duke Energy Corp. 105,599 11,632,786
Edison International 102,070 7,021,395
Exelon Corp. 173,934 8,136,632
FirstEnergy Corp. 251,761 10,903,769
40,951,606
Electrical Equipment 0 .3%
Emerson Electric Co. 33,970 3,063,415
Energy Equipment & Services 0 .3%
Schlumberger NV 74,634 2,911,472
Entertainment 0 .8%
Electronic Arts, Inc. 35,886 4,236,343
Roku, Inc.* 49,978 4,642,956
8,879,299
Equity Real Estate Investment Trusts (REITs) 3 .3%
American Tower Corp. 22,551 5,435,242
AvalonBay Communities, Inc. 37,767 8,591,237
Host Hotels & Resorts, Inc. 279,021 5,678,078
Prologis, Inc. 61,690 9,888,290
Welltower, Inc. 86,425 7,848,254
37,441,101
Food & Staples Retailing 2 .4%
Sysco Corp. 322,275 27,548,067
Food Products 1 .8%
Hershey Co. (The) 33,013 7,453,345
Mondelez International, Inc.,
Class A 204,781 13,204,279
20,657,624
Health Care Equipment & Supplies 2 .7%
Align Technology, Inc.* 9,381 2,719,646
Baxter International, Inc. 49,664 3,529,124
Boston Scientific Corp.* 141,488 5,958,060
DexCom, Inc.* 4,425 1,807,966
Edwards Lifesciences Corp.* 47,989 5,076,276
Insulet Corp.*(a) 10,111 2,416,428
Stryker Corp. 25,278 6,098,570
Teleflex, Inc. 12,243 3,496,846
31,102,916
Health Care Providers & Services 3 .5%
Anthem, Inc. 13,043 6,546,673
Centene Corp.* 58,250 4,692,037
HCA Healthcare, Inc. 22,703 4,870,929
Humana, Inc. 22,755 10,115,963

Nationwide Fund - April 30, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings* 9,862 2,369,641
McKesson Corp. 11,096 3,435,433
UnitedHealth Group, Inc. 14,453 7,350,073
39,380,749
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 72,634 11,128,255
Chipotle Mexican Grill, Inc.* 2,919 4,248,925
Starbucks Corp. 113,273 8,454,697
23,831,877
Industrial Conglomerates 0 .6%
Honeywell International, Inc. 35,422 6,854,511
Insurance 2 .8%
American International Group,
Inc. 141,279 8,266,234
Chubb Ltd. 43,386 8,957,040
Hartford Financial Services
Group, Inc. (The) 66,699 4,664,261
Marsh & McLennan Cos., Inc. 43,558 7,043,329
MetLife, Inc. 46,106 3,028,242
31,959,106
Interactive Media & Services 6 .7%
Alphabet, Inc., Class A* 21,857 49,881,827
Match Group, Inc.* 69,399 5,492,931
Meta Platforms, Inc., Class A* 84,391 16,917,864
Snap, Inc., Class A* 160,861 4,578,104
76,870,726
Internet & Direct Marketing Retail 5 .0%
Amazon.com, Inc.* 19,816 49,255,244
Etsy, Inc.*(a) 78,687 7,332,842
56,588,086
IT Services 3 .8%
Block, Inc., Class A* 30,108 2,996,950
Cognizant Technology
Solutions Corp., Class A 15,732 1,272,719
FleetCor Technologies, Inc.* 31,967 7,976,406
Global Payments, Inc. 93,184 12,764,344
GoDaddy, Inc., Class A* 43,426 3,509,255
Nuvei Corp. Reg. S*(b) 62,278 3,481,963
Okta, Inc.* 4,246 506,590
PayPal Holdings, Inc.* 13,507 1,187,670
Snowflake, Inc., Class A* 3,129 536,436
Visa, Inc., Class A(a) 44,158 9,411,395
43,643,728
Life Sciences Tools & Services 1 .9%
Agilent Technologies, Inc. 41,361 4,933,126
Danaher Corp. 41,600 10,447,008
Illumina, Inc.* 11,359 3,369,647
Waters Corp.* 8,877 2,689,909
21,439,690
Machinery 2 .7%
Caterpillar, Inc. 13,939 2,934,717
Fortive Corp. 79,130 4,549,975
Ingersoll Rand, Inc. 138,825 6,102,747
PACCAR, Inc. 77,810 6,462,121
Parker-Hannifin Corp. 5,324 1,441,846
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 103,586 9,313,417
30,804,823
Media 2 .5%
Charter Communications, Inc.,
Class A* 24,348 10,432,875
DISH Network Corp., Class
A*(a) 143,032 4,077,842
Omnicom Group, Inc. 180,470 13,739,181
28,249,898
Oil, Gas & Consumable Fuels 4 .3%
ConocoPhillips 114,669 10,953,183
Marathon Petroleum Corp.(a) 61,392 5,357,066
Pioneer Natural Resources
Co. 15,562 3,617,698
Shell plc, ADR-NL 549,386 29,353,694
49,281,641
Pharmaceuticals 6 .1%
AstraZeneca plc, ADR-UK 121,739 8,083,470
Bristol-Myers Squibb Co. 163,602 12,314,322
Eli Lilly & Co. 58,452 17,075,583
Novartis AG, ADR-CH 31,669 2,787,822
Pfizer, Inc. 385,564 18,919,625
Zoetis, Inc. 56,556 10,024,551
69,205,373
Professional Services 0 .2%
Equifax, Inc. 11,725 2,386,272
Road & Rail 0 .7%
Canadian Pacific Railway Ltd. 34,003 2,489,699
Uber Technologies, Inc.* 188,562 5,935,932
8,425,631
Semiconductors & Semiconductor Equipment 4 .4%
Advanced Micro Devices, Inc.* 108,441 9,273,874
KLA Corp. 17,387 5,550,974
Marvell Technology, Inc. 101,576 5,899,534
Micron Technology, Inc. 113,723 7,754,772
NVIDIA Corp. 21,192 3,930,480
Teradyne, Inc. 40,120 4,231,055
Texas Instruments, Inc. 82,243 14,001,871
50,642,560
Software 8 .4%
Adobe, Inc.* 7,540 2,985,463
Ceridian HCM Holding, Inc.*(a) 40,269 2,260,299
HashiCorp, Inc., Class A*(a) 54,416 2,561,905
Microsoft Corp. 249,637 69,279,260
Palo Alto Networks, Inc.* 2,805 1,574,391
Qualtrics International, Inc.,
Class A*(a) 48,939 907,329
Salesforce, Inc.* 42,679 7,508,943
SentinelOne, Inc., Class A* 12,885 428,684
ServiceNow, Inc.* 9,676 4,626,096
UiPath, Inc., Class A* 40,755 726,662
Workday, Inc., Class A* 15,953 3,297,485
96,156,517
Specialty Retail 2 .1%
TJX Cos., Inc. (The) 204,164 12,511,170

44 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 28,512 11,313,562
23,824,732
Technology Hardware, Storage & Peripherals 4 .4%
Apple, Inc. 319,035 50,295,868
Tobacco 1 .2%
Philip Morris International, Inc. 135,699 13,569,900
Wireless Telecommunication Services 1 .1%
T-Mobile US, Inc.* 99,098 12,202,928
Total Common Stocks
(cost $840,658,341) 1,137,050,877
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $2,745,263,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$2,800,168.(c)(d) 2,745,201 2,745,201
Total Repurchase Agreement
(cost $2,745,201) 2,745,201
Total Investments
(cost $843,403,542) — 100.1% 1,139,796,078
Liabilities in excess of other assets — (0.1)% (1,383,079)
NET ASSETS — 100.0%
$ 1,138,412,999
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $26,660,170, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,745,201 and by $25,645,810 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
6/15/2022 – 11/15/2051, a total value of $28,391,011.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$3,481,963 which represents 0.31% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,745,201.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks 98 .6%
Shares Value ($)
Aerospace & Defense 4 .0%
Axon Enterprise, Inc.* 58,013 6,509,059
HEICO Corp., Class A 37,372 4,359,070
10,868,129
Banks 2 .6%
Signature Bank 28,999 7,025,008
Building Products 3 .9%
Advanced Drainage Systems,
Inc. 86,812 8,894,758
Fortune Brands Home &
Security, Inc. 25,713 1,832,051
10,726,809
Capital Markets 4 .0%
Intercontinental Exchange, Inc. 56,199 6,508,406
Raymond James Financial,
Inc. 45,975 4,480,724
10,989,130
Commercial Services & Supplies 3 .5%
Copart, Inc.* 83,401 9,478,524
Distributors 3 .9%
Pool Corp. 26,412 10,702,671
Electrical Equipment 2 .1%
Generac Holdings, Inc.* 25,990 5,701,686
Electronic Equipment, Instruments & Components 8 .7%
Amphenol Corp., Class A 117,142 8,375,653
Cognex Corp. 36,548 2,471,741
Keysight Technologies, Inc.* 64,780 9,086,690
Trimble, Inc.* 57,641 3,844,655
23,778,739
Food Products 0 .7%
Freshpet, Inc.* 20,108 1,877,082
Health Care Equipment & Supplies 10 .1%
ABIOMED, Inc.* 18,628 5,338,412
Align Technology, Inc.* 9,613 2,786,905
Cooper Cos., Inc. (The) 7,216 2,605,265
IDEXX Laboratories, Inc.* 17,440 7,507,571
Masimo Corp.* 16,662 1,882,306
STERIS plc 33,547 7,516,205
27,636,664
Health Care Providers & Services 0 .4%
HealthEquity, Inc.* 17,268 1,076,142
Household Products 1 .8%
Church & Dwight Co., Inc. 49,723 4,850,976
Industrial Conglomerates 2 .4%
Roper Technologies, Inc. 14,019 6,587,808
Internet & Direct Marketing Retail 0 .7%
Etsy, Inc.* 22,151 2,064,252
Common Stocks
Shares Value ($)
IT Services 11 .4%
Broadridge Financial
Solutions, Inc. 37,941 5,468,436
EPAM Systems, Inc.* 18,428 4,883,236
Fiserv, Inc.* 62,810 6,150,355
Gartner, Inc.* 26,430 7,679,237
Global Payments, Inc. 43,342 5,936,987
Twilio, Inc., Class A* 9,915 1,108,695
31,226,946
Life Sciences Tools & Services 2 .3%
Charles River Laboratories
International, Inc.* 5,078 1,226,388
Repligen Corp.* 32,086 5,045,202
6,271,590
Machinery 2 .4%
IDEX Corp. 34,438 6,537,021
Pharmaceuticals 2 .1%
Catalent, Inc.* 64,456 5,837,135
Professional Services 4 .9%
CoStar Group, Inc.* 105,225 6,694,415
Verisk Analytics, Inc. 33,404 6,816,086
13,510,501
Road & Rail 0 .6%
JB Hunt Transport Services,
Inc. 9,280 1,585,488
Semiconductors & Semiconductor Equipment 0 .8%
Microchip Technology, Inc. 33,826 2,205,455
Software 14 .2%
ANSYS, Inc.* 24,912 6,867,989
Blackline, Inc.* 63,288 4,243,460
HubSpot, Inc.* 17,043 6,466,626
Intuit, Inc. 25,290 10,590,188
SS&C Technologies Holdings,
Inc. 45,480 2,940,737
Tyler Technologies, Inc.* 20,078 7,924,987
39,033,987
Specialty Retail 7 .9%
Burlington Stores, Inc.* 32,461 6,607,761
O'Reilly Automotive, Inc.* 16,408 9,952,273
Ulta Beauty, Inc.* 12,705 5,041,344
21,601,378
Textiles, Apparel & Luxury Goods 1 .6%
Lululemon Athletica, Inc.* 12,580 4,461,245
Trading Companies & Distributors 1 .6%
Watsco, Inc. 16,659 4,444,288
Total Investments
(cost $131,382,687) — 98.6% 270,078,654
Other assets in excess of liabilities — 1.4% 3,897,358
NET ASSETS — 100.0%
$ 273,976,012
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 91.5%
Shares Value ($)
Aerospace & Defense 3.6%
Lockheed Martin Corp. 6,413 2,771,186
Banks 0.1%
Wells Fargo & Co. 1,322 57,679
Beverages 3.2%
Coca-Cola Co. (The) 37,480 2,421,583
Capital Markets 0.2%
Goldman Sachs Group, Inc.
(The) 314 95,924
Nasdaq, Inc. 378 59,486
155,410
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc. 29,522 1,366,869
Electric Utilities 6.8%
Exelon Corp. 64,620 3,022,924
FirstEnergy Corp. 49,195 2,130,635
5,153,559
Energy Equipment & Services 2.6%
Schlumberger NV 40,321 1,572,922
TechnipFMC plc* 62,539 432,770
2,005,692
Food & Staples Retailing 7.1%
Walmart, Inc. 35,012 5,356,486
Gas Utilities 3.1%
Atmos Energy Corp. 20,528 2,327,875
Health Care Providers & Services 4.7%
UnitedHealth Group, Inc. 7,071 3,595,957
Household Products 4.7%
Colgate-Palmolive Co. 432 33,285
Procter & Gamble Co. (The) 21,903 3,516,527
3,549,812
Insurance 2.2%
American International Group,
Inc. 26,731 1,564,031
Chubb Ltd. 190 39,225
Progressive Corp. (The) 931 99,952
1,703,208
Interactive Media & Services 1.8%
Alphabet, Inc., Class C* 589 1,354,305
Common Stocks
Shares Value ($)
IT Services 3.1%
Visa, Inc., Class A(a) 10,895 2,322,051
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc.* 448 32,744
Metals & Mining 6.1%
Cleveland-Cliffs, Inc.* 49,737 1,267,796
Newmont Corp. 46,364 3,377,618
4,645,414
Oil, Gas & Consumable Fuels 17.8%
Devon Energy Corp. 59,338 3,451,691
Exxon Mobil Corp. 60,822 5,185,076
Occidental Petroleum Corp. 78,544 4,326,989
Valero Energy Corp. 4,709 524,959
13,488,715
Pharmaceuticals 9.3%
AstraZeneca plc, ADR-UK(a) 35,020 2,325,328
Eli Lilly & Co. 5,481 1,601,164
Johnson & Johnson 17,330 3,127,372
7,053,864
Semiconductors & Semiconductor Equipment 0.1%
Lam Research Corp. 106 49,371
Software 2.8%
Microsoft Corp. 7,703 2,137,737
Tobacco 10.4%
Altria Group, Inc. 66,479 3,694,238
Philip Morris International, Inc. 42,085 4,208,500
7,902,738
Total Investments
(cost $60,467,655) — 91.5% 69,452,255
Other assets in excess of liabilities — 8.5% 6,432,658
NET ASSETS — 100.0%
$ 75,884,913
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $3,868,958, which was collateralized
by $4,050,373 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.00%, and
maturity dates ranging from 5/12/2022 - 2/15/2052.
ADR American Depositary Receipt
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - April 30, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks 98 .1%
Shares Value ($)
Aerospace & Defense 3 .8%
Boeing Co. (The)* 77,434 11,525,276
Air Freight & Logistics 1 .3%
Expeditors International of
Washington, Inc. 39,352 3,898,603
Automobiles 3 .0%
Tesla, Inc.* 10,516 9,156,912
Beverages 5 .4%
Boston Beer Co., Inc. (The),
Class A* 9,503 3,563,625
Monster Beverage Corp.* 150,189 12,868,193
16,431,818
Biotechnology 7 .6%
Alnylam Pharmaceuticals, Inc.* 48,232 6,435,596
BioMarin Pharmaceutical, Inc.* 38,016 3,092,602
CRISPR Therapeutics AG*(a) 55,487 2,753,265
Regeneron Pharmaceuticals,
Inc.* 16,740 11,033,501
23,314,964
Capital Markets 4 .8%
FactSet Research Systems,
Inc. 13,327 5,377,311
MSCI, Inc. 11,043 4,651,864
SEI Investments Co. 83,229 4,637,520
14,666,695
Entertainment 4 .4%
Netflix, Inc.* 26,088 4,966,112
Walt Disney Co. (The)* 75,562 8,434,986
13,401,098
Health Care Equipment & Supplies 0 .9%
Intuitive Surgical, Inc.* 11,089 2,653,598
Health Care Technology 3 .4%
Doximity, Inc., Class A*(a) 137,620 5,486,909
Veeva Systems, Inc., Class A* 26,948 4,903,189
10,390,098
Hotels, Restaurants & Leisure 4 .0%
Starbucks Corp. 71,334 5,324,370
Yum China Holdings, Inc. 89,277 3,731,778
Yum! Brands, Inc. 28,385 3,321,329
12,377,477
Interactive Media & Services 10 .3%
Alphabet, Inc., Class A* 4,492 10,251,597
Alphabet, Inc., Class C* 3,041 6,992,263
Meta Platforms, Inc., Class A* 71,007 14,234,773
31,478,633
Internet & Direct Marketing Retail 7 .3%
Alibaba Group Holding Ltd.,
ADR-CN* 40,787 3,960,010
Amazon.com, Inc.* 7,377 18,336,492
22,296,502
IT Services 7 .9%
Block, Inc., Class A* 39,850 3,966,669
PayPal Holdings, Inc.* 46,285 4,069,840
Shopify, Inc., Class A* 5,115 2,183,184
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 65,914 14,048,251
24,267,944
Life Sciences Tools & Services 2 .1%
Illumina, Inc.* 21,846 6,480,616
Machinery 1 .9%
Deere & Co. 15,510 5,855,800
Pharmaceuticals 6 .4%
Novartis AG, ADR-CH 92,840 8,172,705
Novo Nordisk A/S, ADR-DK 34,379 3,919,206
Roche Holding AG, ADR-CH 158,436 7,316,575
19,408,486
Semiconductors & Semiconductor Equipment 7 .3%
NVIDIA Corp. 81,835 15,177,938
QUALCOMM, Inc. 50,960 7,118,602
22,296,540
Software 14 .9%
Autodesk, Inc.* 52,327 9,904,455
Microsoft Corp. 35,185 9,764,541
Oracle Corp. 171,726 12,604,688
Salesforce, Inc.* 36,158 6,361,639
Workday, Inc., Class A* 33,667 6,958,969
45,594,292
Textiles, Apparel & Luxury Goods 1 .4%
Under Armour, Inc., Class A* 280,541 4,309,110
Total Common Stocks
(cost $228,072,441) 299,804,462
Repurchase Agreement 0 .9%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $2,605,389,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$2,657,496.(b)(c) 2,605,330 2,605,330
Total Repurchase Agreement
(cost $2,605,330) 2,605,330
Total Investments
(cost $230,677,771) — 99.0% 302,409,792
Other assets in excess of liabilities — 1.0% 3,034,051
NET ASSETS — 100.0%
$ 305,443,843

48 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $21,439,280, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,605,330 and by $20,213,872 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
5/12/2022 – 2/15/2052, a total value of $22,819,202.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,605,330.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

Nationwide Small Company Growth Fund - April 30, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks 97 .1%
Shares Value ($)
Biotechnology 3 .5%
Ironwood Pharmaceuticals,
Inc.* 191,728 2,300,736
Vericel Corp.* 120,652 3,438,582
5,739,318
Chemicals 0 .3%
Balchem Corp. 4,068 501,178
Electronic Equipment, Instruments & Components 4 .8%
Cognex Corp. 117,202 7,926,371
Energy Equipment & Services 0 .3%
DMC Global, Inc.* 24,862 496,991
Health Care Equipment & Supplies 20 .0%
ABIOMED, Inc.* 25,814 7,397,776
Cardiovascular Systems, Inc.* 160,186 2,995,478
CryoPort, Inc.*(a) 57,244 1,291,425
Glaukos Corp.* 54,684 2,586,006
Inogen, Inc.* 105,565 2,668,683
Neogen Corp.* 210,699 5,562,454
OrthoPediatrics Corp.* 65,150 2,936,962
Quidel Corp.* 42,436 4,269,910
Tandem Diabetes Care, Inc.* 33,439 3,226,195
32,934,889
Health Care Technology 4 .8%
NextGen Healthcare, Inc.* 30,992 584,199
Veeva Systems, Inc., Class A* 40,302 7,332,949
7,917,148
Internet & Direct Marketing Retail 0 .3%
Xometry, Inc., Class A* 14,982 491,709
Life Sciences Tools & Services 7 .6%
10X Genomics, Inc., Class A* 32,228 1,539,209
Bio-Techne Corp. 16,899 6,416,382
Repligen Corp.* 28,338 4,455,867
12,411,458
Machinery 3 .3%
Helios Technologies, Inc. 62,693 4,211,716
Proto Labs, Inc.* 29,592 1,260,915
5,472,631
Software 52 .2%
Alarm.com Holdings, Inc.* 121,796 7,439,300
Alteryx, Inc., Class A* 17,596 1,129,663
American Software, Inc., Class
A 21,745 371,839
Anaplan, Inc.* 83,993 5,458,705
ANSYS, Inc.* 27,333 7,535,435
Appfolio, Inc., Class A* 69,867 7,256,387
Blackbaud, Inc.* 7,772 450,854
Common Stocks
Shares Value ($)
Software
Datadog, Inc., Class A* 52,797 6,376,822
Duck Creek Technologies,
Inc.* 113,051 1,800,902
Guidewire Software, Inc.* 68,405 5,947,131
Manhattan Associates, Inc.* 60,995 7,962,897
nCino, Inc.*(a) 33,601 1,259,701
Olo, Inc., Class A*(a) 167,298 1,788,416
Paycom Software, Inc.* 25,068 7,055,890
PROS Holdings, Inc.* 137,891 3,851,296
Q2 Holdings, Inc.* 111,633 5,774,775
Smartsheet, Inc., Class A* 135,888 6,567,467
Tyler Technologies, Inc.* 19,757 7,798,285
85,825,765
Total Common Stocks
(cost $112,980,664) 159,717,458
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022,
repurchase price $4,601,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value $4,692.
(b)(c) 4,600 4,600
Total Repurchase Agreement
(cost $4,600) 4,600
Total Investments
(cost $112,985,264) — 97.1% 159,722,058
Other assets in excess of liabilities — 2.9% 4,794,856
NET ASSETS — 100.0%
$ 164,516,914
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April
30, 2022 was $1,191,554, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,600 and by $1,257,686 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from 4/30/2022 –
2/15/2052, a total value of $1,262,286.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $4,600.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 94.2%
Shares Value ($)
Aerospace & Defense 0.9%
Vectrus, Inc.* 47,580 1,717,638
Auto Components 3.6%
Dorman Products, Inc.* 71,700 7,078,224
Building Products 5.7%
American Woodmark Corp.* 112,800 5,284,680
AZEK Co., Inc. (The)* 147,500 3,132,900
CSW Industrials, Inc. 26,000 2,743,260
11,160,840
Capital Markets 7.1%
Focus Financial Partners, Inc.,
Class A* 216,908 8,557,021
Virtus Investment Partners,
Inc. 30,421 5,389,384
13,946,405
Chemicals 5.3%
Chase Corp. 14,088 1,188,463
Element Solutions, Inc. 448,398 9,245,967
10,434,430
Commercial Services & Supplies 4.5%
SP Plus Corp.* 144,200 4,109,700
UniFirst Corp. 27,600 4,755,480
8,865,180
Construction & Engineering 4.1%
API Group Corp.* 104,500 1,939,520
EMCOR Group, Inc. 57,364 6,108,119
8,047,639
Electrical Equipment 1.9%
EnerSys 55,171 3,611,494
Electronic Equipment, Instruments & Components 6.9%
ePlus, Inc.* 240,469 13,581,689
Food & Staples Retailing 5.3%
Grocery Outlet Holding
Corp.*(a) 309,000 10,404,030
Food Products 1.1%
Lancaster Colony Corp. 13,082 2,030,065
Health Care Equipment & Supplies 3.0%
ICU Medical, Inc.* 27,125 5,804,479
Health Care Providers & Services 5.4%
Addus HomeCare Corp.* 125,978 10,617,426
Hotels, Restaurants & Leisure 3.3%
Wyndham Hotels & Resorts,
Inc. 73,500 6,465,060
Insurance 3.8%
Enstar Group Ltd.* 31,400 7,402,550
IT Services 3.6%
Verra Mobility Corp.* 497,771 6,983,727
Machinery 2.7%
Crane Co. 54,848 5,278,023
Common Stocks
Shares Value ($)
Multiline Retail 3.0%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 121,700 5,847,685
Personal Products 3.8%
Inter Parfums, Inc. 90,800 7,421,084
Real Estate Management & Development 3.9%
Cushman & Wakefield plc* 429,457 7,687,280
Road & Rail 3.0%
Landstar System, Inc. 38,181 5,914,237
Software 2.3%
E2open Parent Holdings, Inc.* 351,400 2,719,836
MeridianLink, Inc.*(a) 113,612 1,834,834
4,554,670
Specialty Retail 5.5%
America's Car-Mart, Inc.* 69,800 5,643,330
Leslie's, Inc.* 264,700 5,188,120
10,831,450
Trading Companies & Distributors 4.5%
Beacon Roofing Supply, Inc.* 148,669 8,865,132
Total Common Stocks
(cost $165,283,831) 184,550,437
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $131,497,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$134,126.(b)(c) 131,493 131,493
Total Repurchase Agreement
(cost $131,493) 131,493
Total Investments
(cost $165,415,324) — 94.3% 184,681,930
Other assets in excess of liabilities — 5.7% 11,130,187
NET ASSETS — 100.0%
$ 195,812,117

Nationwide WCM Focused Small Cap Fund - April 30, 2022 (Unaudited) - Statement of Investments - 51
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $5,389,401, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$131,493 and by $5,545,841 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 5/12/2022 –
2/15/2052, a total value of $5,677,334.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $131,493.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Assets:
Investment securities, at value
*
$ 111,484,646 $ 96,931,556
Repurchase agreements, at value 785,785 646,014
Cash 296,185 564,459
Deposits with broker for futures contracts — —
Foreign currencies, at value 274 —
Interest and dividends receivable 144,680 25,364
Security lending income receivable 1,983 791
Receivable for investments sold 543,681 2,119,582
Receivable for capital shares issued 50,714 34,954
Unrealized appreciation on forward foreign currency contracts (Note
2) 109,669 —
Due from custodian — 36,393
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 39,999 48,199
Total Assets 113,457,616 100,407,312
Liabilities:
Payable for investments purchased 343,035 2,198,515
Payable for capital shares redeemed 23 —
Payable for variation margin on futures contracts — —
Unrealized depreciation on forward foreign currency contracts (Note
2) 4,588 —
Payable upon return of securities loaned (Note 2) 785,785 646,014
Accrued expenses and other payables:
Investment advisory fees 71,221 63,144
Fund administration fees 25,530 24,076
Distribution fees 1,024 301
Administrative servicing fees 25,516 245
Accounting and transfer agent fees 1,655 3,430
Trustee fees 229 191
Custodian fees 4,959 525
Compliance program costs (Note 3) 9 6
Professional fees 17,030 15,253
Printing fees 18,539 14,614
Recoupment fees (Note 3) — 10,200
Other 7,004 5,384
Total Liabilities 1,306,147 2,981,898
Net Assets $ 112,151,469 $ 97,425,414
* Includes value of securities on loan (Note 2) 3,943,600 933,625
Cost of investment securities 107,055,226 82,363,891
Cost of repurchase agreements 785,785 646,014
Cost of foreign currencies 277 —
Represented by:
Capital $ 102,397,576 $ 74,390,557
Total distributable earnings (loss) 9,753,893 23,034,857
Net Assets $ 112,151,469 $ 97,425,414

Equity Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Bailard
Technology & Science
Fund
Nationwide BNY Mellon
Disciplined Value Fund
Nationwide BNY Mellon
Dynamic U.S. Core Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund
$ 131,614,347 $ 524,842,487 $ 1,199,446,560 $ 23,678,231
870,739 — — —
579,113 60,821,016 72,257,182 329,560
— 592,890 1,461,426 —
— — — —
10,416 402,611 792,721 15,638
1,406 212 1,807 20
613,676 1,087,992 — —
92,028 15,727 273,139 —
— — — —
— — — —
— 27,399 42,646 16,309
49,307 57,573 67,203 34,073
133,831,032 587,847,907 1,274,342,684 24,073,831
615,013 1,353,795 — —
32,463 109,916 727,465 20
— 79,201 2,935,225 —
— — — —
870,739 — — —
88,762 306,155 507,252 11,565
24,827 32,866 52,427 22,200
2,218 51,044 22,236 5,230
889 295 517,863 13,919
3,490 55,262 121,605 3,791
386 1,137 2,880 52
1,093 2,877 6,945 515
28 32 66 2
18,286 70,074 27,501 16,450
14,138 31,823 56,791 25,041
— — — —
5,112 726 9,855 6,435
1,677,444 2,095,203 4,988,111 105,220
$ 132,153,588 $ 585,752,704 $ 1,269,354,573 $ 23,968,611
13,557,406 5,657,281 17,369,053 —
59,164,164 431,697,806 815,113,492 20,202,474
870,739 — — —
— — — —
$ 43,379,669 $ 454,592,311 $ 902,312,331 $ 19,488,381
88,773,919 131,160,393 367,042,242 4,480,230
$ 132,153,588 $ 585,752,704 $ 1,269,354,573 $ 23,968,611

54 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Net Assets:
Class A Shares $ 3,972,664 $ 766,205
Class C Shares 204,302 170,160
Class K Shares — —
Class M Shares — 96,303,037
Class R Shares — —
Class R6 Shares 9,266,700 10,041
Eagle Class Shares — —
Institutional Service Class Shares 98,707,803 175,971
Total $ 112,151,469 $ 97,425,414
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 303,769 52,138
Class C Shares 17,369 12,985
Class K Shares — —
Class M Shares — 6,511,709
Class R Shares — —
Class R6 Shares 687,288 680
Eagle Class Shares — —
Institutional Service Class Shares 7,477,250 11,876
Total 8,485,676 6,589,388
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .08 (a) $ 14 .70 (a)
Class C Shares $ 11 .76 (b) $ 13 .10 (b)
Class K Shares $ — $ —
Class M Shares $ — $ 14 .79
Class R Shares $ — $ —
Class R6 Shares $ 13 .48 $ 14 .77
Eagle Class Shares $ — $ —
Institutional Service Class Shares $ 13 .20 $ 14 .82
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .88 $ 15 .60
Maximum Sales Charge:
Class A Shares 5 .75% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 55
Nationwide Bailard
Technology & Science
Fund
Nationwide BNY Mellon
Disciplined Value Fund
Nationwide BNY Mellon
Dynamic U.S. Core Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund
$ 4,593,043 $ 685,329 $ 58,206,532 $ 19,341,167
1,321,656 — 10,090,776 1,128,617
— 584,480,214 — —
121,339,348 — — —
— — 1,306,245 —
2,369,016 49,797 216,585,545 839,993
— 193,913 852,942,796 —
2,530,525 343,451 130,222,679 2,658,834
$ 132,153,588 $ 585,752,704 $ 1,269,354,573 $ 23,968,611
219,742 20,037 5,207,608 2,491,516
78,910 — 1,586,662 166,278
— 17,080,707 — —
5,297,204 — — —
— — 123,031 —
103,829 1,455 17,636,739 107,806
— 5,668 68,771,225 —
111,178 10,042 10,509,536 339,397
5,810,863 17,117,909 103,834,801 3,104,997
$ 20 .90 (a) $ 34 .20 (a) $ 11 .18 (a) $ 7 .76 (a)
$ 16 .75 (b) $ — $ 6 .36 (b) $ 6 .79 (b)
$ — $ 34 .22 $ — $ —
$ 22 .91 $ — $ — $ —
$ — $ — $ 10 .62 $ —
$ 22 .82 $ 34 .22 $ 12 .28 $ 7 .79
$ — $ 34 .21 $ 12 .40 $ —
$ 22 .76 $ 34 .20 $ 12 .39 $ 7 .83
$ 22 .18 $ 36 .29 $ 11 .86 $ 8 .23
5 .75% 5 .75% 5 .75% 5 .75%

56 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Assets:
Investment securities, at value
*
$ 1,137,050,877 $ 270,078,654
Repurchase agreements, at value 2,745,201 —
Cash 484,233 269,941
Interest receivable 482,422 17,678
Security lending income receivable 3,634 6
Receivable for investments sold 12,330,415 4,434,272
Receivable for capital shares issued 176,350 126,654
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 60,962 36,821
Total Assets 1,153,334,094 274,964,026
Liabilities:
Payable for investments purchased 11,117,997 —
Payable for capital shares redeemed 94,039 347,845
Payable upon return of securities loaned (Note 2) 2,745,201 —
Accrued expenses and other payables:
Investment advisory fees 487,952 156,694
Fund administration fees 49,814 27,600
Distribution fees 39,979 27,161
Administrative servicing fees 82,705 86,251
Accounting and transfer agent fees 115,542 10,695
Trustee fees 2,570 929
Custodian fees 8,484 6,957
Compliance program costs (Note 3) 80 114
Professional fees 27,356 17,286
Printing fees 136,676 283,520
Other 12,700 22,962
Total Liabilities 14,921,095 988,014
Net Assets $ 1,138,412,999 $ 273,976,012
* Includes value of securities on loan (Note 2) 26,660,170 —
Cost of investment securities 840,658,341 131,382,687
Cost of repurchase agreements 2,745,201 —
Represented by:
Capital $ 801,813,196 $ 86,044,254
Total distributable earnings (loss) 336,599,803 187,931,758
Net Assets $ 1,138,412,999 $ 273,976,012

Equity Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 57
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 69,452,255 $ 299,804,462 $ 159,717,458 $ 184,550,437
— 2,605,330 4,600 131,493
2,375,712 6,147,052 4,178,185 11,310,379
41,072 20,178 1,410 53,533
301 2,070 136 482
222,591 — 881,895 —
4,537,009 179,836 67,939 162,670
1,344 12,361 4,396 15,064
42,190 21,172 24,933 37,769
76,672,474 308,792,461 164,880,952 196,261,827
674,366 407,149 41,572 —
8,536 4,191 52 103,711
— 2,605,330 4,600 131,493
26,930 221,189 124,739 125,551
18,445 27,761 25,802 25,444
126 1,157 794 5,356
298 26,785 92,039 19,004
1,718 1,512 2,325 5,199
113 680 478 363
71 5,541 10,858 1,465
1 27 36 9
44,141 16,665 12,972 15,308
10,681 15,748 40,321 10,192
2,135 14,883 7,450 6,615
787,561 3,348,618 364,038 449,710
$ 75,884,913 $ 305,443,843 $ 164,516,914 $ 195,812,117
3,868,958 21,439,280 1,191,554 5,389,401
60,467,655 228,072,441 112,980,664 165,283,831
— 2,605,330 4,600 131,493
$ 60,840,861 $ 211,636,580 $ 109,169,111 $ 176,546,731
15,044,052 93,807,263 55,347,803 19,265,386
$ 75,884,913 $ 305,443,843 $ 164,516,914 $ 195,812,117

58 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Net Assets:
Class A Shares $ 179,235,876 $ 92,181,771
Class C Shares 480,975 7,303,809
Class R Shares 20,878 —
Class R6 Shares 33,683,464 29,443,837
Eagle Class Shares — —
Institutional Service Class Shares 924,991,806 145,046,595
Total $ 1,138,412,999 $ 273,976,012
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 6,760,566 5,730,698
Class C Shares 20,706 887,812
Class R Shares 820 —
Class R6 Shares 1,306,120 1,619,839
Eagle Class Shares — —
Institutional Service Class Shares 35,873,611 8,198,348
Total 43,961,823 16,436,697
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 26 .51 (a) $ 16 .09 (a)
Class C Shares $ 23 .23 (b) $ 8 .23 (b)
Class R Shares $ 25 .46 $ —
Class R6 Shares $ 25 .79 $ 18 .18
Eagle Class Shares $ — $ —
Institutional Service Class Shares $ 25 .78 $ 17 .69
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 28 .13 $ 17 .07
Maximum Sales Charge:
Class A Shares 5 .75% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 642,537 $ 5,093,537 $ 3,351,214 $ 13,125,410
— — — 3,010,956
— — — —
64,638,669 139,210,263 — 111,747,715
6,245 157,626,025 — —
10,597,462 3,514,018 161,165,700 67,928,036
$ 75,884,913 $ 305,443,843 $ 164,516,914 $ 195,812,117
52,003 380,986 216,171 512,353
— — — 139,979
— — — —
5,225,548 10,214,911 — 4,087,718
505 11,592,341 — —
856,217 258,477 10,162,527 2,507,145
6,134,273 22,446,715 10,378,698 7,247,195
$ 12 .36 (a) $ 13 .37 (a) $ 15 .50 (a) $ 25 .62 (a)
$ — $ — $ — $ 21 .51 (b)
$ — $ — $ — $ —
$ 12 .37 $ 13 .63 $ — $ 27 .34
$ 12 .37 $ 13 .60 $ — $ —
$ 12 .38 $ 13 .60 $ 15 .86 $ 27 .09
$ 13 .11 $ 14 .19 $ 16 .45 $ 27 .18
5 .75% 5 .75% 5 .75% 5 .75%

60 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,883,366 $ 915,674
Interest income 34,107 378
Income from securities lending (Note 2) 9,535 6,486
Foreign tax withholding (1,090) (2,306)
Total Income 1,925,918 920,232
EXPENSES:
Investment advisory fees 456,793 394,882
Fund administration fees 59,702 56,996
Distribution fees Class A 5,299 833
Distribution fees Class C 1,400 913
Distribution fees Class K — —
Distribution fees Class R — —
Administrative servicing fees Class A 1,484 100
Administrative servicing fees Class C 140 46
Administrative servicing fees Class R — —
Administrative servicing fees Eagle Class — —
Administrative servicing fees Institutional Service Class 135,925 47
Registration and filing fees 27,418 33,085
Professional fees 15,553 14,598
Printing fees 8,112 4,982
Trustee fees 1,749 1,487
Custodian fees 357 2,122
Accounting and transfer agent fees 6,796 5,110
Compliance program costs (Note 3) 210 179
Recoupment fees (Note 3) — 10,200
Other 4,270 4,393
Total expenses before expenses reimbursed 725,208 529,973
Expenses reimbursed by adviser (Note 3) — —
Total Expenses 725,208 529,973
NET INVESTMENT INCOME/(LOSS) 1,200,710 390,259
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 4,368,998 8,958,624
Expiration or closing of futures contracts (Note 2) — —
Settlement of forward foreign currency contracts (Note 2) 34,407 —
Foreign currency transactions (Note 2) 691 —
Net realized gains (losses) 4,404,096 8,958,624
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (16,031,336) (18,128,847)
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) 135,695 —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (1,026) —
Net change in unrealized appreciation/depreciation (15,896,667) (18,128,847)
Net realized/unrealized gains (losses) (11,492,571) (9,170,223)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (10,291,861) $ (8,779,964)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 61
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Disciplined
Value Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund
$ 384,549 $ 6,058,229 $ 8,850,822 $ 202,852
440 35,025 99,402 440
4,678 2,683 3,527 24
(7,382) — (1,801) —
382,285 6,095,937 8,951,950 203,316
627,412 1,858,193 3,211,820 72,859
63,863 115,853 226,359 47,369
7,591 379 79,579 26,682
8,322 — 53,455 6,097
— 309,481 — —
— — 3,575 —
1,215 15 19,099 6,404
99 — 3,207 430
— — 1,677 —
— 5 48,062 —
1,277 — 101,140 2,996
33,775 44,092 45,832 27,783
14,996 21,857 29,774 13,582
6,298 28,046 27,935 6,188
2,419 8,676 19,965 373
4,077 11,354 27,452 267
10,190 101,627 194,729 6,843
281 1,035 2,384 45
— — — —
5,156 4,214 21,505 3,369
786,971 2,504,827 4,117,549 221,287
— (150,080) (238,190) (99,184)
786,971 2,354,747 3,879,359 122,103
(404,686) 3,741,190 5,072,591 81,213
17,116,835 47,907,155 18,945,948 967,214
— (5,703,839) (16,134,365) —
— — — —
— (5) (1) —
17,116,835 42,203,311 2,811,582 967,214
(64,309,741) (53,382,805) (172,430,785) (3,570,277)
— (2,019,545) (16,171,914) —
— — — —
— — — —
(64,309,741) (55,402,350) (188,602,699) (3,570,277)
(47,192,906) (13,199,039) (185,791,117) (2,603,063)
$ (47,597,592) $ (9,457,849) $ (180,718,526) $ (2,521,850)

62 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 7,536,604 $ 697,361
Income from securities lending (Note 2) 8,279 110
Interest income 3,500 3,520
Foreign tax withholding (16,577) —
Total Income 7,531,806 700,991
EXPENSES:
Investment advisory fees 3,365,042 1,253,966
Fund administration fees 203,791 87,541
Distribution fees Class A 250,279 145,185
Distribution fees Class C 2,723 48,594
Distribution fees Class R 54 —
Administrative servicing fees Class A 66,041 46,460
Administrative servicing fees Class C 82 3,888
Administrative servicing fees Class R 6 —
Administrative servicing fees Eagle Class — —
Administrative servicing fees Institutional Service Class 258,233 105,860
Registration and filing fees 35,029 32,604
Professional fees 27,655 18,409
Printing fees 46,051 79,327
Trustee fees 17,877 5,971
Custodian fees 27,162 10,260
Offering costs^ — —
Accounting and transfer agent fees 159,731 17,905
Compliance program costs (Note 3) 2,130 690
Other 16,704 10,142
Total expenses before fees waived and expenses reimbursed 4,478,590 1,866,802
Investment advisory fees waived (Note 3) (285,898) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 4,192,692 1,866,802
NET INVESTMENT INCOME/(LOSS) 3,339,114 (1,165,811)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 46,199,346 51,375,016
Foreign currency transactions (Note 2) 185 —
Net realized gains (losses) 46,199,531 51,375,016
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (186,759,999) (159,451,216)
Net change in unrealized appreciation/depreciation (186,759,999) (159,451,216)
Net realized/unrealized gains (losses) (140,560,468) (108,076,200)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (137,221,354) $ (109,242,011)
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

Equity Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 63
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 733,628 $ 1,265,846 $ 47,469 $ 544,097
428 3,814 488 769
1,414 3,957 3,212 8,198
— (200,511) — —
735,470 1,073,106 51,169 553,064
159,935 1,406,133 882,521 766,018
53,106 82,966 67,240 66,837
191 7,593 6,150 17,948
— — — 17,073
— — — —
— 5,771 3,444 7,897
— — — 2,049
— — — —
— 90,972 — —
232 219 246,243 26,976
45,999 28,013 16,566 26,910
14,490 16,805 15,321 15,790
4,351 6,661 10,914 11,352
947 5,059 3,119 2,884
1,143 6,338 944 3,358
14,550 — — —
2,031 2,917 2,951 7,337
118 591 358 347
2,414 6,597 4,862 4,844
299,507 1,666,635 1,260,633 977,620
— — — —
(124,670) (69,657) (17,404) (88,367)
174,837 1,596,978 1,243,229 889,253
560,633 (523,872) (1,192,060) (336,189)
5,778,955 24,839,702 16,619,358 1,862,279
— — — —
5,778,955 24,839,702 16,619,358 1,862,279
(5,318,784) (108,652,373) (89,739,580) (17,843,372)
(5,318,784) (108,652,373) (89,739,580) (17,843,372)
460,171 (83,812,671) (73,120,222) (15,981,093)
$ 1,020,804 $ (84,336,543) $ (74,312,282) $ (16,317,282)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide American Century Small Cap Income Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 1,200,710 $ 1,763,222
Net realized gains 4,404,096 19,668,430
Net change in unrealized appreciation/depreciation (15,896,667) 23,265,301
Change in net assets resulting from operations (10,291,861) 44,696,953
Distributions to Shareholders From:
Distributable earnings:
Class A (271,919) (35,499)
Class C (20,265) (2,836)
Class M — —
Class R6 (651,930) (107,513)
Institutional Service Class (7,005,828) (1,039,482)
Change in net assets from shareholder distributions (7,949,942) (1,185,330)
Change in net assets from capital transactions (310,298) 15,480,466
Change in net assets (18,552,101) 58,992,089
Net Assets:
Beginning of period 130,703,570 71,711,481
End of period $ 112,151,469 $ 130,703,570
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 199,457 $ 1,202,061
Proceeds from shares issued from class conversion (Note 1) 6,907 8,041
Dividends reinvested 254,095 32,754
Cost of shares redeemed (196,817) (608,337)
Total Class A Shares 263,642 634,519
Class C Shares
Proceeds from shares issued 1,500 2,600
Dividends reinvested 20,265 2,813
Cost of shares redeemed in class conversion (Note 1) (6,907) (8,041)
Cost of shares redeemed (103,963) (525,857)
Total Class C Shares (89,105) (528,485)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 1,415,595 11,392,330
Dividends reinvested 651,930 107,419
Cost of shares redeemed (2,508,120) (6,882,146)
Total Class R6 Shares (440,595) 4,617,603
Institutional Service Class Shares
Proceeds from shares issued 7,779,317 34,643,563
Dividends reinvested 7,005,397 1,039,180
Cost of shares redeemed (14,828,954) (24,925,914)
Total Institutional Service Class Shares (44,240) 10,756,829
Change in net assets from capital transactions $ (310,298) $ 15,480,466

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 390,259 $ 677,530 $ (404,686) $ (771,213)
8,958,624 14,773,963 17,116,835 30,438,214
(18,128,847) 29,571,421 (64,309,741) 33,764,790
(8,779,964) 45,022,914 (47,597,592) 63,431,791
(28,036) (2,199) (1,113,341) (747,616)
(9,220) (838) (361,098) (210,495)
(5,002,210) (754,491) (27,146,902) (18,038,879)
(517) (111) (672,065) (475,637)
(8,693) (1,055) (571,518) (369,802)
(5,048,676) (758,694) (29,864,924) (19,842,429)
2,430,693 736,933 9,236,680 (3,677,505)
(11,397,947) 45,001,153 (68,225,836) 39,911,857
108,823,361 63,822,208 200,379,424 160,467,567
$ 97,425,414 $ 108,823,361 $ 132,153,588 $ 200,379,424
$ 355,026 $ 177,950 $ 341, 169 $ 2,559,491
— — 282 —
27,364 2,010 1,080,188 713,135
(23,799) (68,487) (923,850) (2,701,857)
358,591 111,473 497,7 89 570,769
— 10,360 12,326 131,840
9,220 782 358,841 204,632
— — (282) —
— (36,115) (99, 396 ) (132,583)
9,220 (24,973) 271,48 9 203,889
4,043,360 9,351,081 4,050,611 7,045,756
4,939,649 626,353 26,382,910 14,399,031
(6,946,423) (9,334,674) (21,561,950) (26,009,040)
2,036,586 642,760 8,871,571 (4,564,253)
1,040 3,500 441,535 1,650,033
517 111 672,065 475,637
(930) (10,000) (1,666,805) (2,261,584)
627 (6,389) (553,205) (135,914)
28,332 13,007 156,986 417,083
8,693 1,055 571,518 369,802
(11,356) — (579,468) (538,881)
25,669 14,062 149,036 248,004
$ 2,430,693 $ 736,933 $ 9,236,680 $ (3,677,505)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide American Century Small Cap Income Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 14,010 83,154
Issued in class conversion (Note 1) 493 537
Reinvested 18,049 2,455
Redeemed (13,476) (42,639)
Total Class A Shares 19,076 43,507
Class C Shares
Issued 104 224
Reinvested 1,597 259
Redeemed in class conversion (Note 1) (548) (593)
Redeemed (8,047) (41,265)
Total Class C Shares (6,894) (41,375)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 92,988 869,045
Reinvested 44,996 7,702
Redeemed (162,875) (535,098)
Total Class R6 Shares (24,891) 341,649
Institutional Service Class Shares
Issued 530,850 2,463,845
Reinvested 493,087 77,283
Redeemed (1,002,406) (1,831,502)
Total Institutional Service Class Shares 21,531 709,626
Total change in shares 8,822 1,053,407
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
21,998 11,310 13, 131 83,331
— — 10 —
1,732 153 38,703 25,057
(1,496) (4,185) (37,282) (85,030)
22,234 7,278 14,562 23,358
— 712 594 5,258
653 69 16,005 8,544
— — (12) —
— (2,623) (4,76 0 ) (5,171)
653 (1,842) 11,827 8,631
250,834 637,517 141,567 212,130
311,061 46,742 863,598 470,096
(434,147) (634,420) (717,275) (812,827)
127,748 49,839 287,890 (130,601)
66 227 16,019 50,578
33 8 22,086 15,579
(57) (621) (62,274) (68,801)
42 (386) (24,169) (2,644)
1,740 852 5,816 12,661
546 79 18,819 12,125
(721) — (19,797) (17,088)
1,565 931 4,838 7,698
152,242 55,820 294,948 (93,558)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,741,190 $ 6,664,637
Net realized gains 42,203,311 109,589,914
Net change in unrealized appreciation/depreciation (55,402,350) 121,996,631
Change in net assets resulting from operations (9,457,849) 238,251,182
Distributions to Shareholders From:
Distributable earnings:
Class A (34,080) (1,436)
Class C — —
Class K (113,431,914) (25,156,079)
Class R — —
Class R6 (4,549) (288)
Eagle Class (35,767) (7,632)
Institutional Service Class (9,463) (3,065)
Change in net assets from shareholder distributions (113,515,773) (25,168,500)
Change in net assets from capital transactions 74,459,618 (18,158,423)
Change in net assets (48,514,004) 194,924,259
Net Assets:
Beginning of period 634,266,708 439,342,449
End of period $ 585,752,704 $ 634,266,708

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 5,072,591 $ 9,638,983 $ 81,213 $ 145,739
2,811,582 81,524,846 967,214 2,656,736
(188,602,699) 380,165,631 (3,570,277) 5,538,520
(180,718,526) 471,329,460 (2,521,850) 8,340,995
(4,977,015) (1,370,962) (1,816,026) (111,008)
(1,340,756) (285,633) (118,500) (1,362)
— — — —
(116,291) (17,241) — —
(18,304,248) (5,551,712) (82,372) (8,069)
(70,355,548) (20,702,612) — —
(9,995,825) (2,623,029) (265,710) (20,725)
(105,089,683) (30,551,189) (2,282,608) (141,164)
73,123,820 (68,670,452) 1,781,175 (1,218,237)
(212,684,389) 372,107,819 (3,023,283) 6,981,594
1,482,038,962 1,109,931,143 26,991,894 20,010,300
$ 1,269,354,573 $ 1,482,038,962 $ 23,968,611 $ 26,991,894

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 535,054 $ 169,618
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 34,080 1,436
Cost of shares redeemed (9,300) (21,062)
Total Class A Shares 559,834 149,992
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 3,772,583 13,310,124
Dividends reinvested 109,848,576 24,147,010
Cost of shares redeemed (40,109,751) (55,754,937)
Total Class K Shares 73,511,408 (18,297,803)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 31,617 12,854
Dividends reinvested 4,549 288
Cost of shares redeemed (121) —
Total Class R6 Shares 36,045 13,142
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 35,767 7,632
Cost of shares redeemed — (3,451)
Total Eagle Class Shares 35,767 4,181
Institutional Service Class Shares
Proceeds from shares issued 308,101 —
Dividends reinvested 9,463 3,065
Cost of shares redeemed (1,000) (31,000)
Total Institutional Service Class Shares 316,564 (27,935)
Change in net assets from capital transactions $ 74,459,618 $ (18,158,423)

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 7, 05 2 , 120 $ 9,268,746 $ 1,09 2 , 812 $ 868,652
73,653 88,753 2 ,845 12,921
4,811,475 1,322,405 1,798,248 109,789
(5,796,835) (16,135,728) (1,217,394) (2,057,398)
6,140,413 (5,455,824) 1,676,511 (1,066,036)
1,682,942 2,806,603 78,710 183,854
1,340,500 284,275 118,464 1,328
( 73 , 6 5 3 ) (88,753) (2 ,845 ) (12,921)
(1, 047 , 127 ) (1,959,923) (9 2 , 963 ) (218,667)
1,902,662 1,042,202 101,366 (46,406)
— — — —
— — — —
— — — —
— — — —
268,583 595,754 — —
116,291 17,241 — —
(209,756) (152,277) — —
175,118 460,718 — —
4,426,197 9,285,027 17,441 58,976
18,195,457 5,411,923 82,372 8,069
(16,510,604) (24,411,675) (51,467) (113,725)
6,111,050 (9,714,725) 48,346 (46,680)
4,924,125 4,538,381 — —
68,236,157 19,952,708 — —
(40,527,328) (65,888,980) — —
32,632,954 (41,397,891) — —
40,487,697 45,448,353 133,784 343,058
9,981,615 2,619,333 264,185 20,632
(24,307,689) (61,672,618) (443,017) (422,805)
26,161,623 (13,604,932) (45,048) (59,115)
$ 73,123,820 $ (68,670,452) $ 1,781,175 $ (1,218,237)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 14,702 4,496
Issued in class conversion (Note 1) — —
Reinvested 977 41
Redeemed (227) (576)
Total Class A Shares 15,452 3,961
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 101,654 336,794
Reinvested 3,146,682 729,321
Redeemed (1,095,108) (1,517,470)
Total Class K Shares 2,153,228 (451,355)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 848 321
Reinvested 130 8
Redeemed (3) —
Total Class R6 Shares 975 329
Eagle Class Shares
Issued — —
Reinvested 1,025 230
Redeemed — (84)
Total Eagle Class Shares 1,025 146
Institutional Service Class Shares
Issued 8,585 —
Reinvested 271 93
Redeemed (27) (788)
Total Institutional Service Class Shares 8,829 (695)
Total change in shares 2,179,509 (447,614)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
5 5 8 , 242 776,290 12 1 , 895 104,577
5 , 607 7,397 3 18 1,493
372,117 119,494 207,701 13,237
(455,322) (1,369,689) (140,599) (244,264)
480,64 4 (466,508) 189,31 5 (124,957)
232,222 384,853 10,747 24,953
181,640 42,928 15,608 196
(9 , 4 6 8 ) (12,212) (3 63 ) (1,685)
(1 38 , 373 ) (267,507) (12, 277 ) (28,942)
266,021 148,062 13,715 (5,478)
— — — —
— — — —
— — — —
— — — —
21,530 51,964 — —
9,455 1,639 — —
(16,523) (12,748) — —
14,462 40,855 — —
323,561 736,392 1,960 7,332
1,282,553 444,419 9,488 961
(1,185,096) (1,858,774) (5,873) (13,291)
421,018 (677,963) 5,575 (4,998)
337,577 346,000 — —
4,762,692 1,625,529 — —
(2,851,271) (5,015,235) — —
2,248,998 (3,043,706) — —
2,839,129 3,490,676 14,777 39,241
696,801 213,790 30,242 2,454
(1,809,563) (4,713,707) (48,725) (50,315)
1,726,367 (1,009,241) (3,706) (8,620)
5,157,5 10 (5,008,501) 204, 899 (144,053)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 3,339,114 $ 6,490,854
Net realized gains 46,199,531 167,087,267
Net change in unrealized appreciation/depreciation (186,759,999) 230,444,916
Change in net assets resulting from operations (137,221,354) 404,023,037
Distributions to Shareholders From:
Distributable earnings:
Class A (26,018,199) (4,943,740)
Class C (79,391) (19,721)
Class R (2,784) (394)
Class R6 (4,962,912) (732,362)
Eagle Class — —
Institutional Service Class (138,802,138) (28,945,623)
Change in net assets from shareholder distributions (169,865,424) (34,641,840)
Change in net assets from capital transactions 110,168,395 (119,563,453)
Change in net assets (196,918,383) 249,817,744
Net Assets:
Beginning of period 1,335,331,382 1,085,513,638
End of period $ 1,138,412,999 $ 1,335,331,382

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Period Ended
October 31, 2021(a)
$ (1,165,811) $ (2,906,630) $ 560,633 $ 356,304
51,375,016 130,315,740 5,778,955 41,051
(159,451,216) 72,097,808 (5,318,784) 14,303,384
(109,242,011) 199,506,918 1,020,804 14,700,739
(34,650,357) (6,604,612) (75) —
(4,669,065) (1,795,454) — —
— — — —
(26,721,506) (5,820,560) (563,854) (158,842)
— — (47) (11)
(51,085,672) (14,318,054) (146) (10)
(117,126,600) (28,538,680) (564,122) (158,863)
16,168,580 (207,880,628) (1,043,320) 61,929,675
(210,200,031) (36,912,390) (586,638) 76,471,551
484,176,043 521,088,433 76,471,551 —
$ 273,976,012 $ 484,176,043 $ 75,884,913 $ 76,471,551

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,3 17 , 741 $ 3,994,029
Proceeds from shares issued from class conversion (Note 1) 8 , 351 101,446
Dividends reinvested 25,736,693 4,874,499
Cost of shares redeemed (11,636,114) (21,215,374)
Total Class A Shares 16,426,67 1 (12,245,400)
Class C Shares
Proceeds from shares issued 5,486 16,232
Dividends reinvested 78,624 19,168
Cost of shares redeemed in class conversion (Note 1) ( 8 , 351 ) (101,446)
Cost of shares redeemed ( 55 , 950 ) (450,646)
Total Class C Shares 19,80 9 (516,692)
Class R Shares
Proceeds from shares issued 2,172 7,728
Dividends reinvested 2,784 394
Cost of shares redeemed (182) (4,488)
Total Class R Shares 4,774 3,634
Class R6 Shares
Proceeds from shares issued 2,476,147 45,967,505
Dividends reinvested 4,962,912 732,362
Cost of shares redeemed (1,943,481) (41,972,827)
Total Class R6 Shares 5,495,578 4,727,040
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 13,206,500 19,618,482
Dividends reinvested 136,069,153 27,750,569
Cost of shares redeemed (61,054,090) (158,901,086)
Total Institutional Service Class Shares 88,221,563 (111,532,035)
Change in net assets from capital transactions $ 110,168,395 $ (119,563,453)

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Period Ended
October 31, 2021(a)
$ 5,4 25 , 778 $ 14,275,893 $ 637,571 $ 75,221
11 , 574 196,594 — —
33,910,513 6,474,188 75 —
(16,559,834) (19,630,756) — (76,987)
22,788,031 1,315,919 637,646 (1,766)
112,798 495,406 — —
4,635,892 1,768,449 — —
(11,574) (196,594) — —
(3,0 85 , 769 ) (11,835,769) — —
1,651,347 (9,768,508) — —
— — — —
— — — —
— — — —
— — — —
9,217,157 12,644,492 1,091,431 66,931,941
26,342,389 5,708,501 563,854 158,842
(73,118,401) (32,748,956) (14,227,692) (5,169,363)
(37,558,855) (14,395,963) (12,572,407) 61,921,420
— — — 5,000
— — 47 11
— — — —
— — 47 5,011
25,276,880 33,062,646 10,923,685 5,000
48,252,929 13,710,825 146 10
(44,241,752) (231,805,547) (32,437) —
29,288,057 (185,032,076) 10,891,394 5,010
$ 16,168,580 $ (207,880,628) $ (1,043,320) $ 61,929,675

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 72, 617 133,987
Issued in class conversion (Note 1) 271 3,243
Reinvested 861,281 174,472
Redeemed (383,622) (710,798)
Total Class A Shares 550,547 (399,096)
Class C Shares
Issued 210 607
Reinvested 2,996 772
Redeemed in class conversion (Note 1) (309) (3,627)
Redeemed (2, 025 ) (17,611)
Total Class C Shares 872 (19,859)
Class R Shares
Issued 76 259
Reinvested 97 15
Redeemed (6) (152)
Total Class R Shares 167 122
Class R6 Shares
Issued 79,173 1,644,628
Reinvested 170,856 26,516
Redeemed (67,141) (1,516,934)
Total Class R6 Shares 182,888 154,210
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 453,251 662,504
Reinvested 4,685,091 1,011,392
Redeemed (2,096,913) (5,502,503)
Total Institutional Service Class Shares 3,041,429 (3,828,607)
Total change in shares 3,775,903 (4,093,230)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 26, 2021 (commencement of operations) through October 31, 2021.

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 79
Nationwide Geneva Mid Cap Growth Fund Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Period Ended
October 31, 2021(a)
247, 156 546,935 51,293 7,295
555 7,439 — —
1,614,786 277,267 6 —
(809,966) (774,933) — (6,591)
1,052,53 1 56,708 51,299 704
9,597 30,230 — —
430,445 117,271 — —
( 1, 0 51 ) (11,547) — —
(246, 297 ) (711,066) — —
192,694 (575,112) — —
— — — —
— — — —
— — — —
— — — —
398,462 452,350 87,924 6,713,588
1,111,493 224,039 47,819 13,943
(3,503,708) (1,195,406) (1,171,740) (465,986)
(1,993,753) (519,017) (1,035,997) 6,261,545
— — — 500
— — 4 1
— — — —
— — 4 501
1,141,572 1,223,224 858,253 500
2,090,681 548,433 12 1
(1,962,304) (8,870,192) (2,549) —
1,269,949 (7,098,535) 855,716 501
521,42 1 (8,135,956) (128,978) 6,263,251

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
245
Nationwide Loomis All Cap Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment loss $ (523,872) $ (1,302,313)
Net realized gains 24,839,702 41,074,452
Net change in unrealized appreciation/depreciation (108,652,373) 63,028,584
Change in net assets resulting from operations (84,336,543) 102,800,723
Distributions to Shareholders From:
Distributable earnings:
Class A (633,416) (177,667)
Class C — —
Class R6 (15,918,417) (5,160,017)
Eagle Class (18,312,600) (4,464,483)
Institutional Service Class (462,726) (108,992)
Change in net assets from shareholder distributions (35,327,159) (9,911,159)
Change in net assets from capital transactions 36,097,955 (85,745,923)
Change in net assets (83,565,747) 7,143,641
Net Assets:
Beginning of period 389,009,590 381,865,949
End of period $ 305,443,843 $ 389,009,590
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 685,324 $ 966,476
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 633,416 177,486
Cost of shares redeemed (1,151,375) (2,177,342)
Total Class A Shares 167,365 (1,033,380)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 15,996,302 31,254,060
Dividends reinvested 15,918,417 5,160,017
Cost of shares redeemed (14,150,938) (93,587,367)
Total Class R6 Shares 17,763,781 (57,173,290)
Eagle Class Shares
Proceeds from shares issued 18,887,506 17,599,289
Dividends reinvested 18,312,600 4,464,483
Cost of shares redeemed (19,257,633) (49,392,019)
Total Eagle Class Shares 17,942,473 (27,328,247)
Institutional Service Class Shares
Proceeds from shares issued 267,056 302,259
Dividends reinvested 462,726 108,992
Cost of shares redeemed (505,446) (622,257)
Total Institutional Service Class Shares 224,336 (211,006)
Change in net assets from capital transactions $ 36,097,955 $ (85,745,923)

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 81
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ (1,192,060) $ (3,056,957) $ (336,189) $ (698,580)
16,619,358 32,682,042 1,862,279 12,479,647
(89,739,580) 28,269,298 (17,843,372) 36,395,552
(74,312,282) 57,894,383 (16,317,282) 48,176,619
(758,565) (858,716) (347,319) —
— — (101,929) —
— — (2,725,753) —
— — — —
(28,585,155) (32,493,109) (1,450,594) —
(29,343,720) (33,351,825) (4,625,595) —
3,398,589 (38,967,527) 12,003,535 42,600,098
(100,257,413) (14,424,969) (8,939,342) 90,776,717
264,774,327 279,199,296 204,751,459 113,974,742
$ 164,516,914 $ 264,774,327 $ 195,812,117 $ 204,751,459
$ 135,407 $ 716,588 $ 176, 484 $ 2,804,830
— — 336 37,235
683,492 780,078 330,421 —
(1,688,655) (2,516,382) (1,079,309) (4,312,808)
(869,756) (1,019,716) (572,068) (1,470,743)
— — 65,759 858,037
— — 99,749 —
— — (336) (37,235)
— — (486, 193 ) (1,880,026)
— — (321,021) (1,059,224)
— — 13,903,564 59,476,419
— — 1,021,639 —
— — (12,314,608) (10,547,174)
— — 2,610,595 48,929,245
— — — —
— — — —
— — — —
— — — —
9,476,210 32,207,781 19,826,746 16,766,091
28,577,631 32,458,021 1,402,202 —
(33,785,496) (102,613,613) (10,942,919) (20,565,271)
4,268,345 (37,947,811) 10,286,029 (3,799,180)
$ 3,398,589 $ (38,967,527) $ 12,003,535 $ 42,600,098

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Equity Funds
Nationwide Loomis All Cap Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 43,474 55,841
Issued in class conversion (Note 1) — —
Reinvested 36,891 10,829
Redeemed (65,160) (125,831)
Total Class A Shares 15,205 (59,161)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 1,017,708 1,848,365
Reinvested 911,186 311,407
Redeemed (761,763) (5,469,574)
Total Class R6 Shares 1,167,131 (3,309,802)
Eagle Class Shares
Issued 1,179,585 998,693
Reinvested 1,050,034 269,594
Redeemed (1,049,756) (2,842,429)
Total Eagle Class Shares 1,179,863 (1,574,142)
Institutional Service Class Shares
Issued 15,737 17,050
Reinvested 26,548 6,590
Redeemed (31,564) (35,296)
Total Institutional Service Class Shares 10,721 (11,656)
Total change in shares 2,372,920 (4,954,761)

Equity Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 83
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
6,958 28,829 6,5 26 99,529
— — 12 1,291
32,719 31,141 11,830 —
(89,551) (102,214) (38,737) (155,057)
(49,874) (42,244) (20,36 9 ) (54,237)
— — 2,825 37,151
— — 4,243 —
— — (14) (1,521)
— — (20,9 03 ) (81,098)
— — (13,849) (45,468)
— — 469,545 2,044,878
— — 34,329 —
— — (419,507) (363,319)
— — 84,367 1,681,559
— — — —
— — — —
— — — —
— — — —
502,628 1,265,983 692,368 599,272
1,337,904 1,272,864 47,516 —
(1,712,881) (4,125,964) (378,821) (712,347)
127,651 (1,587,117) 361,063 (113,075)
77,777 (1,629,361) 411,21 2 1,468,779

84 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American Century Small Cap Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2022 (Unaudited) $ 15.27 $ 0.13 $ (1.36) $ (1.23) $ (0.12) $ (0.84) $ (0.96) $ 13.08 (8.48)% $ 3,973 1.26% 1.86% 1.26% 24.35%
10/31/2021 9.58 0.21 5.62 5.83 (0.14) —   (0.14) 15.27 61.08% 4,347 1.30% 1.51% 1.30% 115.49%
10/31/2020 11.53 0.07 (1.26) (1.19) (0.08) (0.68) (0.76) 9.58 (11.36)% 2,310 1.41% 0.71% 1.44% 35.55%
10/31/2019 12.67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) 11.53 0.01% 2,982 1.33% 0.53% 1.33% 26.04%
10/31/2018 14.46 0.05 (0.48) (0.43) — (1.36) (1.36) 12.67 (3.51)% 5,464 1.32% 0.35% 1.32% 27.09%
10/31/2017 12.28 0.01 2.75 2.76 (0.02) (0.56) (0.58) 14.46 22.67% 7,486 1.38% 0.04% 1.38% 38.77%
Class C Shares
4/30/2022 (Unaudited) 13.84 0.07 (1.23) (1.16) (0.08) (0.84) (0.92) 11.76 (8.87)% 204 2.04% 1.12% 2.04% 24.35%
10/31/2021 8.69 0.09 5.11 5.20 (0.05) —   (0.05) 13.84 59.96% 336 2.08% 0.76% 2.08% 115.49%
10/31/2020 10.55 (0.01) (1.15) (1.16) (0.02) (0.68) (0.70) 8.69 (12.13)% 571 2.19% (0.06)% 2.21% 35.55%
10/31/2019 11.71 (0.03) (0.17) (0.20) — (0.96) (0.96) 10.55 (0.80)% 1,297 2.12% (0.26)% 2.12% 26.04%
10/31/2018 13.56 (0.05) (0.44) (0.49) — (1.36) (1.36) 11.71 (4.25)% 2,271 2.09% (0.41)% 2.09% 27.09%
10/31/2017 11.61 (0.09) 2.60 2.51 — (0.56) (0.56) 13.56 21.80% 2,987 2.13% (0.71)% 2.13% 38.77%
Class R6 Shares(h)
4/30/2022 (Unaudited) 15.71 0.16 (1.41) (1.25) (0.14) (0.84) (0.98) 13.48 (8.35)% 9,267 0.94% 2.18% 0.94% 24.35%
10/31/2021 9.85 0.26 5.78 6.04 (0.18) —   (0.18) 15.71 61.61% 11,188 0.98% 1.83% 0.98% 115.49%
10/31/2020 11.83 0.10 (1.28) (1.18) (0.12) (0.68) (0.80) 9.85 (11.06)% 3,650 1.09% 1.05% 1.11% 35.55%
10/31/2019 13.03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) 11.83 0.25% 5,764 1.02% 0.83% 1.02% 26.04%
10/31/2018 14.84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) 13.03 (3.18)% 7,488 0.98% 0.63% 0.98% 27.09%
10/31/2017 12.58 0.06 2.82 2.88 (0.06) (0.56) (0.62) 14.84 23.11% 4,904 1.03% 0.39% 1.03% 38.77%
Institutional Service Class Shares
4/30/2022 (Unaudited) 15.40 0.14 (1.38) (1.24) (0.12) (0.84) (0.96) 13.20 (8.45)% 98,708 1.19% 1.93% 1.19% 24.35%
10/31/2021 9.66 0.22 5.67 5.89 (0.15) —   (0.15) 15.40 61.20% 114,833 1.23% 1.58% 1.23% 115.49%
10/31/2020 11.62 0.08 (1.27) (1.19) (0.09) (0.68) (0.77) 9.66 (11.33)% 65,180 1.34% 0.80% 1.36% 35.55%
10/31/2019 12.78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) 11.62 0.06% 110,748 1.26% 0.59% 1.26% 26.04%
10/31/2018 14.58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) 12.78 (3.41)% 160,315 1.22% 0.44% 1.22% 27.09%
10/31/2017 12.37 0.02 2.78 2.80 (0.03) (0.56) (0.59) 14.58 22.83% 166,652 1.25% 0.16% 1.25% 38.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2022 (Unaudited) $ 16.82 $ 0.03 $ (1.37) $ (1.34) $ (0.06) $ (0.72) $ (0.78) $ 14.70 (8.31)% $ 766 1.29% 0.41% 1.29% 135.75%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
10/31/2019 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) 11.20 1.92% 458 1.44% 0.42% 1.49% 255.32%
10/31/2018 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) 12.53 (8.35)% 445 1.35% 0.57% 1.35% 138.27%
10/31/2017 12.43 0.04 2.80 2.84 (0.06) — (0.06) 15.21 22.90% 752 1.32% 0.30% 1.32% 115.05%
Class C Shares
4/30/2022 (Unaudited) 15.11 (0.02) (1.24) (1.26) (0.03) (0.72) (0.75) 13.10 (8.71)% 170 2.05% (0.31)% 2.05% 135.75%
10/31/2021 9.00 (0.04) 6.21 6.17 (0.06) — (0.06) 15.11 68.77% 186 2.05% (0.33)% 2.05% 199.77%
10/31/2020 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) 9.00 (11.14)% 128 2.12% 0.26% 2.20% 412.91%
10/31/2019 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) 10.17 1.18%(h) 143 2.14% (0.27)% 2.19% 255.32%
10/31/2018 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) 11.57 (9.06)%(h) 191 2.12% (0.23)% 2.12% 138.27%
10/31/2017 11.70 (0.06) 2.63 2.57 (0.03) — (0.03) 14.24 22.01% 276 2.09% (0.49)% 2.09% 115.05%
Class M Shares
4/30/2022 (Unaudited) 16.91 0.06 (1.39) (1.33) (0.07) (0.72) (0.79) 14.79 (8.20)% 96,303 1.00% 0.75% 1.00% 135.75%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.25% 61,225 1.07% 0.79% 1.12% 255.32%
10/31/2018 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) 12.54 (8.02)% 84,943 1.01% 0.88% 1.01% 138.27%
10/31/2017 12.42 0.09 2.80 2.89 (0.10) — (0.10) 15.21 23.29% 98,734 1.00% 0.62% 1.00% 115.05%
Class R6 Shares(i)
4/30/2022 (Unaudited) 16.92 0.06 (1.42) (1.36) (0.07) (0.72) (0.79) 14.77 (8.37)%(h) 10 1.00% 0.74% 1.00% 135.75%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.26% 11 1.07% 0.78% 1.12% 255.32%
10/31/2018 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) 12.54 (7.95)% 11 1.01% 0.89% 1.01% 138.27%
10/31/2017 12.42 0.08 2.80 2.88 (0.10) — (0.10) 15.20 23.21% 15 0.99% 0.57% 0.99% 115.05%
Institutional Service Class Shares
4/30/2022 (Unaudited) 16.94 0.06 (1.39) (1.33) (0.07) (0.72) (0.79) 14.82 (8.20)% 176 1.05% 0.69% 1.05% 135.75%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
10/31/2019 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) 11.25 2.07% 220 1.24% 0.62% 1.29% 255.32%
10/31/2018 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) 12.57 (8.08)% 173 1.16% 0.79% 1.16% 138.27%
10/31/2017 12.44 0.07 2.79 2.86 (0.08) — (0.08) 15.22 23.05% 764 1.12% 0.50% 1.12% 115.05%

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 33.86 $ (0.10) $ (7.43) $ (7.53) $ — $ (5.43) $ (5.43) $ 20.90 (26.27)% $ 4,593 1.21% (0.75)% 1.21% 9.69%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
10/31/2019 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) 20.98 14.78% 4,835 1.27% (0.20)% 1.27% 23.24%
10/31/2018 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) 21.57 7.25% 3,857 1.26% (0.41)% 1.26% 22.56%
10/31/2017 17.26 (0.06) 6.29 6.23 (0.02) (1.25) (1.27) 22.22 38.67% 3,574 1.28% (0.31)% 1.28% 26.17%
Class C Shares
4/30/2022 (Unaudited) 28.32 (0.16) (5.98) (6.14) — (5.43) (5.43) 16.75 (26.53)% 1,322 1.94% (1.48)% 1.94% 9.69%
10/31/2021 23.15 (0.37) 9.09 8.72 — (3.55) (3.55) 28.32 40.49% 1,900 1.93% (1.42)% 1.93% 20.98%
10/31/2020 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) 23.15 37.31% 1,353 1.98% (1.20)% 1.98% 25.47%
10/31/2019 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) 18.39 13.91% 1,074 2.03% (0.96)% 2.03% 23.24%
10/31/2018 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) 19.44 6.46% 1,242 2.03% (1.19)% 2.03% 22.56%
10/31/2017 16.01 (0.19) 5.80 5.61 — (1.25) (1.25) 20.37 37.67% 1,600 2.04% (1.08)% 2.04% 26.17%
Class M Shares
4/30/2022 (Unaudited) 36.53 (0.07) (8.12) (8.19) — (5.43) (5.43) 22.91 (26.14)% 121,339 0.92% (0.46)% 0.92% 9.69%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
10/31/2019 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.25 15.12% 121,508 0.96% 0.11% 0.96% 23.24%
10/31/2018 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) 22.63 7.66% 123,214 0.93% (0.08)% 0.93% 22.56%
10/31/2017 17.89 — 6.55 6.55 (0.04) (1.25) (1.29) 23.15 39.12% 132,243 0.95% 0.02% 0.95% 26.17%
Class R6 Shares(f)
4/30/2022 (Unaudited) 36.41 (0.07) (8.09) (8.16) — (5.43) (5.43) 22.82 (26.14)% 2,369 0.92% (0.47)% 0.92% 9.69%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
10/31/2019 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.19 15.16%(g) 2,919 0.96% 0.10% 0.96% 23.24%
10/31/2018 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) 22.57 7.63%(g) 4,292 0.93% (0.08)% 0.93% 22.56%
10/31/2017 17.86 — 6.53 6.53 (0.04) (1.25) (1.29) 23.10 39.07% 3,066 0.95% —% 0.95% 26.17%
Institutional Service Class Shares
4/30/2022 (Unaudited) 36.35 (0.08) (8.08) (8.16) — (5.43) (5.43) 22.76 (26.19)% 2,531 1.00% (0.54)% 1.00% 9.69%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
10/31/2019 22.58 — 2.66 2.66 — (3.06) (3.06) 22.18 14.99% 2,077 1.08% (0.01)% 1.08% 23.24%
10/31/2018 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) 22.58 7.58% 1,854 1.01% (0.16)% 1.01% 22.56%
10/31/2017 17.87 (0.02) 6.54 6.52 (0.03) (1.25) (1.28) 23.11 39.00% 1,868 1.06% (0.08)% 1.06% 26.17%

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

90 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Disciplined Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 42.45 $ 0.15 $ (0.75) $ (0.60) $ (0.19) $ (7.46) $ (7.65) $ 34.20 (1.77)%(g) $ 685 0.92% 0.83% 0.97% 38.84%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
4/30/2022 (Unaudited) 42.46 0.22 (0.78) (0.56) (0.22) (7.46) (7.68) 34.22 (1.67)% 584,480 0.76% 1.21% 0.81% 38.84%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
10/31/2019 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) 34.72 11.01% 578,893 1.00% 1.26% 1.01% 52.79%
10/31/2018 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) 37.42 8.34% 593,773 1.00% 0.95% 1.01% 72.06%
10/31/2017 32.68 0.37 6.30 6.67 (0.36) (0.70) (1.06) 38.29 20.84% 598,185 1.00% 1.02% 1.01% 55.38%
Class R6 Shares
4/30/2022 (Unaudited) 42.47 0.22 (0.77) (0.55) (0.24) (7.46) (7.70) 34.22 (1.69)%(g) 50 0.66% 1.21% 0.71% 38.84%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
4/30/2022 (Unaudited) 42.45 0.24 (0.78) (0.54) (0.24) (7.46) (7.70) 34.21 (1.62)% 194 0.67% 1.30% 0.71% 38.84%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
4/30/2022 (Unaudited) 42.46 0.21 (0.77) (0.56) (0.24) (7.46) (7.70) 34.20 (1.66)%(g) 343 0.66% 1.16% 0.71% 38.84%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

92 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 13.81 $ 0.03 $ (1.61) $ (1.58) $ (0.03) $ (1.02) $ (1.05) $ 11.18 (12.47)% $ 58,207 0.81% 0.44% 0.84% 0.93%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
10/31/2019 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) 9.71 18.99% 43,377 0.90% 1.43% 1.10% 4.49%
10/31/2018 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) 12.36 9.68% 29,136 0.94% 0.34% 1.15% 153.29%
10/31/2017 10.34 0.02 2.64 2.66 (0.02) (0.52) (0.54) 12.46 26.88% 30,306 0.96% 0.17% 1.16% 82.46%
Class C Shares
4/30/2022 (Unaudited) 8.32 (0.01) (0.91) (0.92) (0.02) (1.02) (1.04) 6.36 (12.81)% 10,091 1.56% (0.31)% 1.60% 0.93%
10/31/2021 6.05 (0.02) 2.53 2.51 (0.03) (0.21) (0.24) 8.32 42.54% 10,987 1.56% (0.28)% 1.60% 3.66%
10/31/2020 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) 6.05 9.35% 7,096 1.56% 0.13% 1.63% 4.39%
10/31/2019 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) 6.27 18.12% 5,277 1.69% 0.65% 1.89% 4.49%
10/31/2018 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) 9.46 8.84% 4,315 1.76% (0.50)% 1.96% 153.29%
10/31/2017 8.35 (0.06) 2.10 2.04 (0.01) (0.52) (0.53) 9.86 25.68% 6,439 1.76% (0.62)% 1.96% 82.46%
Class R Shares
4/30/2022 (Unaudited) 13.18 — (1.52) (1.52) (0.02) (1.02) (1.04) 10.62 (12.63)% 1,306 1.24% 0.02% 1.27% 0.93%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
10/31/2019 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) 9.34 18.58% 86 1.30% 1.04% 1.50% 4.49%
10/31/2018 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) 12.04 9.20% 70 1.35% (0.07)% 1.55% 153.29%
10/31/2017 10.17 (0.01) 2.57 2.56 (0.01) (0.52) (0.53) 12.20 26.32% 62 1.32% (0.13)% 1.52% 82.46%
Class R6 Shares(h)
4/30/2022 (Unaudited) 15.07 0.05 (1.77) (1.72) (0.05) (1.02) (1.07) 12.28 (12.38)% 216,586 0.50% 0.76% 0.53% 0.93%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
10/31/2019 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) 10.50 19.38% 185,333 0.61% 1.70% 0.82% 4.49%
10/31/2018 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) 13.02 10.00% 172,430 0.65% 0.63% 0.85% 153.29%
10/31/2017 10.81 0.06 2.76 2.82 (0.05) (0.52) (0.57) 13.06 27.24% 169,883 0.65% 0.48% 0.85% 82.46%
Eagle Class Shares
4/30/2022 (Unaudited) 15.21 0.05 (1.79) (1.74) (0.05) (1.02) (1.07) 12.40 (12.40)% 852,943 0.51% 0.75% 0.54% 0.93%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
10/31/2019 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) 10.60 19.43%(g) 5 0.76% 1.56% 0.96% 4.49%
10/31/2018(i) 14.39 0.01 (1.31) (1.30) — — — 13.09 (9.03)% 5 0.73% 0.72% 0.94% 153.29%
Institutional Service Class Shares
4/30/2022 (Unaudited) 15.19 0.04 (1.78) (1.74) (0.04) (1.02) (1.06) 12.39 (12.41)% 130,223 0.64% 0.61% 0.67% 0.93%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
10/31/2019 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) 10.58 19.19% 33,549 0.72% 1.84% 0.91% 4.49%
10/31/2018 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) 13.09 9.88% 5,738 0.80% 0.49% 1.01% 153.29%
10/31/2017 10.86 0.03 2.78 2.81 (0.03) (0.52) (0.55) 13.12 26.98% 6,200 0.86% 0.29% 1.06% 82.46%

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

94 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Diamond Hill Large Cap Concentrated Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.35 $ 0.03 $ (0.82) $ (0.79) $ (0.03) $ (0.77) $ (0.80) $ 7.76 (9.37)% $ 19,341 0.91% 0.62% 1.66% 24.99%
10/31/2021 6.60 0.05 2.75 2.80 (0.05) — (0.05) 9.35 42.47% 21,532 0.96% 0.58% 1.79% 34.44%
10/31/2020 6.77 0.06 (0.18) (0.12) (0.05) — (0.05) 6.60 (1.76)% 16,030 1.16% 0.86% 1.94% 45.37%
10/31/2019 13.59 0.06 0.10 0.16 (0.15) (6.83) (6.98) 6.77 12.24% 18,153 1.18% 0.90% 1.89% 32.93%
10/31/2018 14.36 0.11 0.58 0.69 (0.11) (1.35) (1.46) 13.59 4.77%(g) 26,081 1.16% 0.78% 1.40% 176.54%
10/31/2017 12.72 0.08 2.62 2.70 (0.07) (0.99) (1.06) 14.36 22.46% 28,077 1.20% 0.61% 1.27% 81.60%
Class C Shares
4/30/2022 (Unaudited) 8.29 (0.01) (0.71) (0.72) (0.01) (0.77) (0.78) 6.79 (9.71)% 1,129 1.67% (0.14)% 2.42% 24.99%
10/31/2021 5.87 (0.01) 2.44 2.43 (0.01) — (0.01) 8.29 41.40% 1,264 1.68% (0.14)% 2.51% 34.44%
10/31/2020 6.02 0.01 (0.15) (0.14) (0.01) — (0.01) 5.87 (2.30)% 927 1.89% 0.16% 2.67% 45.37%
10/31/2019 12.91 0.01 0.02 0.03 (0.09) (6.83) (6.92) 6.02 11.36% 1,261 1.90% 0.18% 2.62% 32.93%
10/31/2018 13.73 0.01 0.56 0.57 (0.04) (1.35) (1.39) 12.91 4.05%(g) 2,034 1.89% 0.04% 2.11% 176.54%
10/31/2017 12.24 — 2.51 2.51 (0.03) (0.99) (1.02) 13.73 21.63% 2,878 1.86% (0.03)% 1.96% 81.60%
Class R6 Shares(h)
4/30/2022 (Unaudited) 9.39 0.04 (0.83) (0.79) (0.04) (0.77) (0.81) 7.79 (9.29)% 840 0.60% 0.94% 1.35% 24.99%
10/31/2021 6.63 0.08 2.76 2.84 (0.08) — (0.08) 9.39 42.94% 960 0.60% 0.95% 1.43% 34.44%
10/31/2020 6.79 0.08 (0.16) (0.08) (0.08) — (0.08) 6.63 (1.23)% 711 0.80% 1.22% 1.58% 45.37%
10/31/2019 13.62 0.10 0.08 0.18 (0.18) (6.83) (7.01) 6.79 12.58% 791 0.82% 1.33% 1.51% 32.93%
10/31/2018 14.40 0.15 0.59 0.74 (0.17) (1.35) (1.52) 13.62 5.12%(g) 2,249 0.82% 1.10% 0.98% 176.54%
10/31/2017 12.75 0.13 2.63 2.76 (0.12) (0.99) (1.11) 14.40 22.95% 38,149 0.82% 1.00% 0.90% 81.60%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.43 0.03 (0.83) (0.80) (0.03) (0.77) (0.80) 7.83 (9.34)% 2,659 0.80% 0.74% 1.55% 24.99%
10/31/2021 6.66 0.06 2.77 2.83 (0.06) — (0.06) 9.43 42.61% 3,236 0.80% 0.74% 1.63% 34.44%
10/31/2020 6.83 0.07 (0.17) (0.10) (0.07) — (0.07) 6.66 (1.54)% 2,343 1.00% 1.04% 1.78% 45.37%
10/31/2019 13.64 0.07 0.11 0.18 (0.16) (6.83) (6.99) 6.83 12.46% 3,112 0.99% 1.06% 1.71% 32.93%
10/31/2018 14.41 0.14 0.58 0.72 (0.14) (1.35) (1.49) 13.64 4.96%(g) 3,553 0.97% 0.97% 1.20% 176.54%
10/31/2017 12.76 0.11 2.63 2.74 (0.10) (0.99) (1.09) 14.41 22.74% 4,264 0.97% 0.85% 1.03% 81.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

96 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 33.92 $ 0.05 $ (3.23) $ (3.18) $ (0.05) $ (4.18) $ (4.23) $ 26.51 (10.77)% $ 179,236 0.89% 0.30% 0.93% 25.35%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
10/31/2019 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) 22.73 13.91% 153,344 0.90% 0.78% 0.95% 53.33%
10/31/2018 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) 25.12 3.87% 148,187 0.95% 0.69% 1.00% 140.41%
10/31/2017 22.25 0.21 4.98 5.19 (0.26) (0.70) (0.96) 26.48 23.93% 156,138 0.96% 0.86% 1.00% 79.20%
Class C Shares
4/30/2022 (Unaudited) 30.28 (0.05) (2.82) (2.87) — (4.18) (4.18) 23.23 (11.07)% 481 1.60% (0.41)% 1.65% 25.35%
10/31/2021 22.48 (0.11) 8.58 8.47 — (0.67) (0.67) 30.28 38.32% 601 1.62% (0.40)% 1.66% 60.51%
10/31/2020 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) 22.48 12.15% 892 1.68% (0.12)% 1.72% 68.55%
10/31/2019 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) 20.54 12.99% 1,475 1.65% 0.07% 1.70% 53.33%
10/31/2018 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) 23.24 3.15% 3,042 1.66% (0.02)% 1.71% 140.41%
10/31/2017 20.81 0.03 4.64 4.67 (0.09) (0.70) (0.79) 24.69 22.99% 3,743 1.72% 0.11% 1.77% 79.20%
Class R Shares
4/30/2022 (Unaudited) 32.76 0.01 (3.10) (3.09) (0.03) (4.18) (4.21) 25.46 (10.90)%(g) 21 1.12% 0.06% 1.17% 25.35%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
10/31/2019 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) 22.05 13.30% 7 1.35% 0.45% 1.39% 53.33%
10/31/2018 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) 24.55 3.60%(g) 59 1.28% 0.35% 1.33% 140.41%
10/31/2017 21.80 0.10 4.86 4.96 (0.14) (0.70) (0.84) 25.92 23.33%(g) 60 1.39% 0.44% 1.44% 79.20%
Class R6 Shares
4/30/2022 (Unaudited) 33.11 0.09 (3.14) (3.05) (0.09) (4.18) (4.27) 25.79 (10.63)% 33,683 0.57% 0.61% 0.61% 25.35%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
10/31/2019 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) 22.21 14.27% 6 0.58% 1.08% 0.65% 53.33%
10/31/2018(h) 24.56 0.13 0.12 0.25 (0.14) — (0.14) 24.67 1.00% 5 0.58% 0.91% 0.65% 140.41%
Institutional Service Class Shares
4/30/2022 (Unaudited) 33.10 0.08 (3.14) (3.06) (0.08) (4.18) (4.26) 25.78 (10.66)%(g) 924,992 0.62% 0.57% 0.66% 25.35%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
10/31/2019 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) 22.21 14.13% 865,639 0.67% 1.02% 0.71% 53.33%
10/31/2018 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) 24.68 4.22% 855,032 0.67% 0.97% 0.71% 140.41%
10/31/2017 21.92 0.27 4.90 5.17 (0.32) (0.70) (1.02) 26.07 24.22% 867,379 0.71% 1.11% 0.76% 79.20%

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

98 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 29.33 $ (0.08) $ (5.66) $ (5.74) $ — $ (7.50) $ (7.50) $ 16.09 (25.56)% $ 92,182 1.10% (0.74)% 1.10% 4.85%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
10/31/2019 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) 21.64 15.19% 104,023 1.18% (0.42)% 1.18% 14.70%
10/31/2018 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) 26.00 7.24% 112,506 1.14% (0.45)% 1.14% 14.29%
10/31/2017 23.72 (0.11) 5.41 5.30 — (2.04) (2.04) 26.98 23.77% 142,455 1.14% (0.45)% 1.14% 24.81%
Class C Shares
4/30/2022 (Unaudited) 18.82 (0.08) (3.01) (3.09) — (7.50) (7.50) 8.23 (25.83)% 7,304 1.85% (1.50)% 1.85% 4.85%
10/31/2021 13.96 (0.25) 6.57 6.32 — (1.46) (1.46) 18.82 47.86% 13,079 1.86% (1.49)% 1.86% 10.64%
10/31/2020 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) 13.96 14.20% 17,731 1.93% (1.33)% 1.93% 19.10%
10/31/2019 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) 15.68 14.34% 24,792 1.92% (1.16)% 1.92% 14.70%
10/31/2018 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) 20.93 6.40% 43,369 1.88% (1.19)% 1.88% 14.29%
10/31/2017 20.16 (0.25) 4.54 4.29 — (2.04) (2.04) 22.41 22.88% 51,063 1.89% (1.20)% 1.89% 24.81%
Class R6 Shares(f)
4/30/2022 (Unaudited) 32.09 (0.05) (6.36) (6.41) — (7.50) (7.50) 18.18 (25.43)%(g) 29,444 0.76% (0.41)% 0.76% 4.85%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(g) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
10/31/2019 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) 23.12 15.60% 130,570 0.82% (0.05)% 0.82% 14.70%
10/31/2018 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) 27.21 7.61% 112,698 0.78% (0.09)% 0.78% 14.29%
10/31/2017 24.48 (0.02) 5.60 5.58 — (2.04) (2.04) 28.02 24.21% 331,542 0.77% (0.08)% 0.77% 24.81%
Institutional Service Class Shares
4/30/2022 (Unaudited) 31.46 (0.06) (6.21) (6.27) — (7.50) (7.50) 17.69 (25.51)% 145,047 0.88% (0.53)% 0.88% 4.85%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
10/31/2019 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) 22.80 15.49% 316,344 0.89% (0.13)% 0.89% 14.70%
10/31/2018 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) 26.95 7.44% 442,821 0.93% (0.24)% 0.93% 14.29%
10/31/2017 24.35 (0.06) 5.57 5.51 — (2.04) (2.04) 27.82 24.04% 500,783 0.93% (0.24)% 0.93% 24.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 99
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 12.19 $ 0.06 $ 0.19 $ 0.25 $ (0.06) $ (0.02) $ (0.08) $ 12.36 2.03%(g) $ 643 0.74% 0.97% 1.04% 101.29%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
4/30/2022 (Unaudited) 12.21 0.10 0.16 0.26 (0.08) (0.02) (0.10) 12.37 2.11% 64,639 0.49% 1.60% 0.84% 101.29%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
4/30/2022 (Unaudited) 12.21 0.10 0.16 0.26 (0.08) (0.02) (0.10) 12.37 2.11% 6 0.49% 1.63% 0.85% 101.29%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
4/30/2022 (Unaudited) 12.21 0.02 0.24 0.26 (0.07) (0.02) (0.09) 12.38 2.15% 10,597 0.54% 0.28% 0.80% 101.29%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

100 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Ne t Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 19.11 $ (0.06) $ (3.83) $ (3.89) $ — $ (1.85) $ (1.85) $ 13.37 (22.49)% $ 5,094 1.29% (0.68)% 1.33% 24.50%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
10/31/2019 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) 12.13 14.48% 5,162 1.28% (0.21)% 1.32% 13.51%
10/31/2018 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) 11.45 4.81% 619 1.20% (0.10)% 1.41% 21.94%
10/31/2017(g) 10.00 (0.02) 0.99 0.97 — — — 10.97 9.70% 191 1.29% (0.39)% 1.43% 11.55%
Class R6 Shares
4/30/2022 (Unaudited) 19.40 (0.02) (3.90) (3.92) — (1.85) (1.85) 13.63 (22.30)% 139,210 0.85% (0.24)% 0.89% 24.50%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
10/31/2019 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) 12.20 14.93% 178,449 0.82% 0.27% 0.87% 13.51%
10/31/2018 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) 11.50 5.15% 173,296 0.85% 0.28% 1.03% 21.94%
10/31/2017(g) 10.00 — 1.00 1.00 — — — 11.00 10.00% 200,310 0.85% 0.08% 0.98% 11.55%
Eagle Class Shares
4/30/2022 (Unaudited) 19.37 (0.03) (3.89) (3.92) — (1.85) (1.85) 13.60 (22.34)% 157,626 0.95% (0.34)% 0.99% 24.50%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
10/31/2019 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) 12.21 15.00% 135,647 1.02% 0.07% 1.06% 13.51%
10/31/2018(h) 11.76 (0.01) (0.27) (0.28) — — — 11.48 (2.38)% 256 0.94% (0.37)% 1.36% 21.94%
Institutional Service Class Shares
4/30/2022 (Unaudited) 19.36 (0.02) (3.89) (3.91) — (1.85) (1.85) 13.60 (22.29)% 3,514 0.86% (0.26)% 0.90% 24.50%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(i) 3,952 0.91% —% 0.94% 25.04%
10/31/2019 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) 12.19 15.00%(i) 14,441 0.89% 0.16% 0.93% 13.51%
10/31/2018 10.98 0.01 0.54 0.55 — (0.05) (0.05) 11.48 5.00% 7,779 0.97% 0.12% 1.18% 21.94%
10/31/2017(g) 10.00 (0.01) 0.99 0.98 — — — 10.98 9.80% 1,705 1.09% (0.19)% 1.23% 11.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through
October 31, 2017.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2022 (Unaudited) - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 25.23 $ (0.13) $ (6.68) $ (6.81) $ — $ (2.92) $ (2.92) $ 15.50 (29.97)% $ 3,351 1.33% (1.28)% 1.35% 5.10%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
10/31/2019 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) 20.02 11.31% 35,574 1.32% (1.09)% 1.33% 17.37%
10/31/2018 17.52 (0.21) 2.28 2.07 — (0.56) (0.56) 19.03 12.16% 29,344 1.32% (1.07)% 1.32% 16.23%
10/31/2017 13.50 (0.14) 4.63 4.49 — (0.47) (0.47) 17.52 34.07% 21,322 1.31% (0.92)% 1.33% 15.58%
Institutional Service Class Shares
4/30/2022 (Unaudited) 25.72 (0.11) (6.83) (6.94) — (2.92) (2.92) 15.86 (29.90)% 161,166 1.18% (1.13)% 1.20% 5.10%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
10/31/2019 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) 20.27 11.40% 264,314 1.19% (0.95)% 1.19% 17.37%
10/31/2018 17.67 (0.18) 2.31 2.13 — (0.56) (0.56) 19.24 12.40% 266,605 1.19% (0.93)% 1.19% 16.23%
10/31/2017 13.60 (0.12) 4.66 4.54 — (0.47) (0.47) 17.67 34.19% 220,554 1.19% (0.74)% 1.20% 15.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

102 - Financial Highlights - April 30, 2022 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 28.50 $ (0.08) $ (2.13) $ (2.21) $ — $ (0.67) $ (0.67) $ 25.62 (7.95)% $ 13,125 1.16% (0.62)% 1.25% 20.67%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
10/31/2019 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) 24.52 14.39% 15,309 1.54% (0.66)% 1.60% 52.18%
10/31/2018 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) (3.18) 35.90 (2.89)% 14,848 1.38% (0.60)% 1.40% 172.38%
10/31/2017 30.79 — 9.39 9.39 — (0.05) (0.05) 40.13 30.50% 22,367 1.37% (0.01)% 1.37% 95.99%
Class C Shares
4/30/2022 (Unaudited) 24.12 (0.16) (1.78) (1.94) — (0.67) (0.67) 21.51 (8.28)% 3,011 1.92% (1.38)% 2.01% 20.67%
10/31/2021 17.38 (0.32) 7.06 6.74 — — — 24.12 38.78% 3,711 1.92% (1.40)% 2.03% 33.26%
10/31/2020 21.23 (0.21) (2.51) (2.72) — (1.13) (1.13) 17.38 (13.77)% 3,463 1.93% (1.13)% 2.25% 32.23%
10/31/2019 33.18 (0.30) 1.91 1.61 — (13.56) (13.56) 21.23 13.54% 5,004 2.29% (1.41)% 2.35% 52.18%
10/31/2018 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) (3.16) 33.18 (3.62)% 8,569 2.13% (1.37)% 2.16% 172.38%
10/31/2017 29.04 (0.26) 8.84 8.58 — (0.05) (0.05) 37.57 29.55% 9,864 2.12% (0.76)% 2.12% 95.99%
Class R6 Shares(g)
4/30/2022 (Unaudited) 30.31 (0.04) (2.26) (2.30) — (0.67) (0.67) 27.34 (7.77)% 111,748 0.80% (0.26)% 0.89% 20.67%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
10/31/2019 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) 25.84 14.78% 2,230 1.20% (0.30)% 1.25% 52.18%
10/31/2018 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) (3.20) 36.97 (2.54)% 2,785 1.00% (0.18)% 1.02% 172.38%
10/31/2017 31.46 0.13 9.61 9.74 (0.04) (0.05) (0.09) 41.11 30.97% 87,474 1.01% 0.35% 1.01% 95.99%
Institutional Service Class Shares
4/30/2022 (Unaudited) 30.06 (0.05) (2.25) (2.30) — (0.67) (0.67) 27.09 (7.84)% 67,928 0.88% (0.34)% 0.97% 20.67%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
10/31/2019 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) 25.67 14.62% 45,063 1.31% (0.43)% 1.37% 52.18%
10/31/2018 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) (3.20) 36.86 (2.63)% 44,422 1.11% (0.33)% 1.13% 172.38%
10/31/2017 31.40 0.10 9.59 9.69 (0.01) (0.05) (0.06) 41.03 30.88% 90,229 1.09% 0.26% 1.09% 95.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 103
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide American Century Small Cap Income Fund ("Small Cap Income")
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Disciplined Value Fund (“Disciplined Value”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class K, Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

104 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 105
or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Small Cap Income
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,650,489 $ – $ – $ 2,650,489
Banks 21,239,707 – – 21,239,707
Building Products 2,932,068 – – 2,932,068
Capital Markets 4,168,249 – – 4,168,249
Chemicals 3,064,067 – – 3,064,067
Commercial Services & Supplies 4,566,471 – – 4,566,471
Containers & Packaging 3,164,089 – – 3,164,089
Diversified Consumer Services 1,431,452 – – 1,431,452
Diversified Financial Services 1,717,737 – – 1,717,737
Electric Utilities 397,730 – – 397,730
Electronic Equipment, Instruments &
Components 3,513,999 – – 3,513,999
Energy Equipment & Services 1,449,823 – – 1,449,823
Equity Real Estate Investment Trusts
(REITs) 6,686,245 – – 6,686,245
Food & Staples Retailing 566,659 – – 566,659
Food Products – – – –
Gas Utilities 1,168,310 – – 1,168,310
Health Care Equipment & Supplies 1,553,299 – – 1,553,299
Health Care Providers & Services 2,428,062 – – 2,428,062
Household Durables 1,979,460 – – 1,979,460
Household Products 3,081,149 – – 3,081,149
Insurance 5,336,734 – – 5,336,734
IT Services 2,276,256 – – 2,276,256
Machinery 4,901,206 857,245 – 5,758,451
Media 3,314,635 – – 3,314,635
Multi-Utilities 1,105,455 – – 1,105,455
Oil, Gas & Consumable Fuels 3,218,187 – – 3,218,187
Paper & Forest Products 431,243 – – 431,243
Professional Services 1,272,392 – – 1,272,392
Semiconductors & Semiconductor
Equipment 2,470,524 – – 2,470,524
Specialty Retail 2,755,927 – – 2,755,927
Textiles, Apparel & Luxury Goods 3,694,537 – – 3,694,537
Thrifts & Mortgage Finance 976,432 – – 976,432
Trading Companies & Distributors 1,923,155 – – 1,923,155
Total Common Stocks $ 101,435,748 $ 857,245 $ – $ 102,292,993
Convertible Bond – 910,003 – 910,003
Convertible Preferred Stock 2,975,552 – – 2,975,552
Forward Foreign Currency Contracts – 109,669 – 109,669
Preferred Stocks 5,300,241 – – 5,300,241
Repurchase Agreement – 785,785 – 785,785
Rights   – 5,857 – 5,857
Total Assets $ 109,711,541 $ 2,668,559 $ – $ 112,380,100
Liabilities:
Forward Foreign Currency Contracts $ – $ (4,588) $ – $ (4,588)
Total Liabilities $ – $ (4,588) $ – $ (4,588)
Total $ 109,711,541 $ 2,663,971 $ – $ 112,375,512

106 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,539,439 $ – $ – $ 96,539,439
Exchange Traded Funds 392,117 – – 392,117
Repurchase Agreement – 646,014 – 646,014
Total $ 96,931,556 $ 646,014 $ – $ 97,577,570
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 131,614,347 $ – $ – $ 131,614,347
Repurchase Agreement – 870,739 – 870,739
Total $ 131,614,347 $ 870,739 $ – $ 132,485,086
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 507,524,143 $ – $ – $ 507,524,143
Futures Contracts# 3,864,165 – – 3,864,165
Purchased Option 9,322,788 – – 9,322,788
U.S. Treasury Obligation – 7,995,556 – 7,995,556
Total Assets $ 520,711,096 $ 7,995,556 $ – $ 528,706,652
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (4,871,960) $ – $ – $ (4,871,960)
Total Liabilities $ (4,871,960) $ – $ – $ (4,871,960)
Total $ 515,839,136 $ 7,995,556 $ – $ 523,834,692
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,088,505,352 $ – $ – $ 1,088,505,352
Purchased Option 22,835,175 – – 22,835,175
U.S. Treasury Obligation – 88,106,033 – 88,106,033
Total Assets $ 1,111,340,527 $ 88,106,033 $ – $ 1,199,446,560
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (11,274,445) $ – $ – $ (11,274,445)
Total Liabilities $ (11,274,445) $ – $ – $ (11,274,445)
Total $ 1,100,066,082 $ 88,106,033 $ – $ 1,188,172,115
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 23,678,231 $ – $ – $ 23,678,231
Total $ 23,678,231 $ – $ – $ 23,678,231

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 107
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,137,050,877 $ – $ – $ 1,137,050,877
Repurchase Agreement – 2,745,201 – 2,745,201
Total $ 1,137,050,877 $ 2,745,201 $ – $ 1,139,796,078
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 270,078,654 $ – $ – $ 270,078,654
Total $ 270,078,654 $ – $ – $ 270,078,654
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 69,452,255 $ – $ – $ 69,452,255
Total $ 69,452,255 $ – $ – $ 69,452,255
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 299,804,462 $ – $ – $ 299,804,462
Repurchase Agreement – 2,605,330 – 2,605,330
Total $ 299,804,462 $ 2,605,330 $ – $ 302,409,792
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 159,717,458 $ – $ – $ 159,717,458
Repurchase Agreement – 4,600 – 4,600
Total $ 159,717,458 $ 4,600 $ – $ 159,722,058
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 184,550,437 $ – $ – $ 184,550,437
Repurchase Agreement – 131,493 – 131,493
Total $ 184,550,437 $ 131,493 $ – $ 184,681,930
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2022, Small Cap Income held three common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.

108 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Small Cap Income
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (6,520) (6,520)
Purchases — — —
Sales — (862) (862)
Change in Unrealized Appreciation/Depreciation — 7,382 7,382
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 4/30/2022 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 4/30/2022 ** $ — $ — $—
Amounts designated as "−" are zero or have been rounded to zero.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 109
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

110 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2022:
Small Cap Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 109,669
Total $ 109,669
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (4,588)
Total $ (4,588)

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 111
2
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:
Disciplined Value
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,322,788
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 3,864,165
Total $ 13,186,953
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (514,652)
Interest rate risk Receivable/payable for variation margin on futures contracts (4,357,308)
Total $ (4,871,960)
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 22,835,175
Total $ 22,835,175
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,685,718)
Interest rate risk Receivable/payable for variation margin on futures contracts (9,588,727)
Total $ (11,274,445)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Small Cap Income
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 34,407
Total $ 34,407
Disciplined Value
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (1,014,414)
Futures Contracts
Equity risk (1,709,749)
Interest rate risk (3,994,090)
Total $ (6,718,253)
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (2,383,532)
Futures Contracts
Equity risk (6,382,653)
Interest rate risk (9,751,712)
Total $ (18,517,897)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

112 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Small Cap Income
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 135,695
Total $ 135,695
Disciplined Value
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (10,199,370)
Futures Contracts
Equity risk 1,966,327
Interest rate risk (3,985,872)
Total $ (12,218,915)
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (24,996,114)
Futures Contracts
Equity risk (7,498,818)
Interest rate risk (8,673,096)
Total $ (41,168,028)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Small Cap Income
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 322,599
Average Settlement Value Sold $ 2,998,954
Disciplined Value
Options:
Average Value Purchased $ 14,410,636
Average Number of Purchased Option Contracts 602
Futures Contracts:
Average Notional Balance Long $ 110,201,957
Average Notional Balance Short $ 12,076,680
U.S. Core
Options:
Average Value Purchased $ 35,160,459
Average Number of Purchased Option Contracts 1,435
Futures Contracts:
Average Notional Balance Long $ 294,720,268

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 113
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2022:
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Small Cap Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 92,08 1 $ (3,94 7 ) $ — $ 88,134
Credit Suisse International
Forward Foreign
Currency Contracts 17,588 (64 1 ) — 16,947
Total $ 109,669 $ (4,588) $ — $ 105,081
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (3,94 7 ) $ 3,94 7 $ — $ —
Credit Suisse International
Forward Foreign
Currency Contracts (64 1 ) 64 1 — —
Total $ (4,588) $ 4,588 $ — $ —
Amounts designated as “—” are zero.

114 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Income $ 785,785
Cognitive Value 646,014
Technology & Science 870,739
Nationwide Fund 2,745,201
All Cap Growth 2,605,330
Small Company Growth 4,600
Focused Small Cap 131,493

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 115
for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Income CF Secured, LLC $ 785,785 $ – $ 785,785 $ (785,785) $ –
Total $ 785,785 $ – $ 785,785 $ (785,785) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cognitive Value CF Secured, LLC $ 646,014 $ – $ 646,014 $ (646,014) $ –
Total $ 646,014 $ – $ 646,014 $ (646,014) $ –

116 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Technology &
Science CF Secured, LLC $ 870,739 $ – $ 870,739 $ (870,739) $ –
Total $ 870,739 $ – $ 870,739 $ (870,739) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Nationwide Fund CF Secured, LLC $ 2,745,201 $ – $ 2,745,201 $ (2,745,201) $ –
Total $ 2,745,201 $ – $ 2,745,201 $ (2,745,201) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
All Cap Growth CF Secured, LLC $ 2,605,330 $ – $ 2,605,330 $ (2,605,330) $ –
Total $ 2,605,330 $ – $ 2,605,330 $ (2,605,330) $ –

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 117
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Growth CF Secured, LLC $ 4,600 $ – $ 4,600 $ (4,600) $ –
Total $ 4,600 $ – $ 4,600 $ (4,600) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Focused Small
Cap CF Secured, LLC $ 131,493 $ – $ 131,493 $ (131,493) $ –
Total $ 131,493 $ – $ 131,493 $ (131,493) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

118 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 119
As of April 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
Fund Subadviser
Small Cap Income American Century Investment Management, Inc.
Cognitive Value Bailard, Inc. ("Bailard")
Technology & Science Bailard
Disciplined Value Newton Investment Management North America, LLC ("Newton US")
U.S. Core Newton US
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income Up to $500 million 0.74%
$500 million and more 0.69%
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
Disciplined Value Up to $1 billion 0.60%
$1 billion and more 0.575%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
Large Cap Concentrated Up to $1 billion 0.55%
$1 billion up to $2 billion 0.53%
$2 billion up to $5 billion 0.51%
$5 billion and more 0.49%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee Waiver
(annual rate)
Nationwide Fund 0.045%

120 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
During the six months ended April 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund Amount
Nationwide Fund $ 285,898
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Income 0.74 % N/A 0.74%
Cognitive Value 0.75 N/A 0.75
Technology & Science 0.75 N/A 0.75
Disciplined Value 0.60 N/A 0.55
U.S. Core 0.45 N/A 0.42
Large Cap Concentrated 0.55  N/A 0.00
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.63 N/A 0.63
US Quality Equity 0.45 N/A 0.10
All Cap Growth 0.80 N/A 0.76
Small Company Growth 0.84 N/A 0.83
Focused Small Cap 0.75 N/A 0.66
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Small Cap Income All Classes 0.99%
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Disciplined Value All Classes 0.66%
U.S. Core All Classes 0.50%
Large Cap Concentrated All Classes 0.60%
Mid Cap Growth All Classes 0.98%
US Quality Equity All Classes 0.49%
All Cap Growth(a) All Classes 0.85%
Small Company Growth All Classes 0.94%
Focused Small Cap All Classes 0.80%
(a) Until May 31, 2022.

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 121
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2022, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $1,131,623 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $8,368.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
April 30, 2022
Amount Total
Small Cap Income $ — $ 15,930 $ 3,139 $ — $ 19,069
Cognitive Value 13,026 43,441 — — 56,467
Technology & Science — — — — —
Disciplined Value — 292,878(a) 367,355 150,080 810,313
U.S. Core 245,372 540,416 546,621 238,190 1,570,599
Large Cap Concentrated 95,223 162,254 208,419 99,184 565,080
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
US Quality Equity — — 192,426 124,670 317,096
All Cap Growth 73,530 136,290 134,312 69,657 413,789
Small Company Growth 10,977 32,633 2,312 17,404 63,326
Focused Small Cap 12,398 189,654 194,248 88,367 484,667
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period December 14, 2019 through October 31, 2020.
Fund Amount
Cognitive Value
$ 10,200
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

122 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $116,605. From these fees, NFD retained a portion amounting to $17,045.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and
Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2022, the Funds imposed aggregate CDSCs of
$199. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Small Cap Income 0.25% 1.00% N/A N/A
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
Disciplined Value 0.25 N/A N/A 0.10%
U.S. Core 0.25 1.00 0.50% N/A
Large Cap Concentrated 0.25 1.00 N/A N/A
Nationwide Fund 0.25 1.00 0.50 N/A
Mid Cap Growth 0.25 1.00 N/A N/A
US Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Small Cap Income 0.07% 0.10%  N/A  N/A 0.25%
Cognitive Value 0.03 0.05  N/A  N/A 0.05
Technology & Science 0.04 0.01  N/A  N/A 0.08
Disciplined Value 0.01  N/A  N/A 0.00 %  N/A
U.S. Core 0.06 0.06 0.23% 0.01 0.14
Large Cap Concentrated 0.06 0.07  N/A  N/A 0.20
Nationwide Fund 0.07 0.03 0.05  N/A 0.05
Mid Cap Growth 0.08 0.08  N/A  N/A 0.12
US Quality Equity  N/A  N/A  N/A  N/A 0.05
All Cap Growth 0.19  N/A  N/A 0.10 0.01
Small Company Growth 0.14  N/A  N/A  N/A 0.24
Focused Small Cap 0.11 0.12  N/A  N/A 0.08

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 123
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank
Fund Amount
Small Cap Income $ 137,549
Cognitive Value 193
Technology & Science 2,591
Disciplined Value 20
U.S. Core 173,185
Large Cap Concentrated 9,830
Nationwide Fund 324,362
Mid Cap Growth 156,208
US Quality Equity 232
All Cap Growth 96,962
Small Company Growth 249,687
Focused Small Cap 36,922
Fund
% of Shares
Outstanding
Owned
Small Cap Income 81.26%
Cognitive Value 0.01
Technology & Science —
Disciplined Value —
U.S. Core 0.61
Large Cap Concentrated —
Nationwide Fund 30.08
Mid Cap Growth —
US Quality Equity 85.45
All Cap Growth 67.05
Small Company Growth 83.32
Focused Small Cap —
Amounts designated as "—" are zero or have been rounded to zero.

124 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Fund Purchases
*
Sales
*
Small Cap Income $ 29,810,538 $ 35,833,176
Cognitive Value 141,700,107 143,956,704
Technology & Science 16,322,502 37,351,468
Disciplined Value 211,048,567 263,368,981
U.S. Core 11,443,764 73,915,212
Large Cap Concentrated 6,456,501 6,668,425
Nationwide Fund 321,442,075 374,503,174
Mid Cap Growth 18,889,982 112,860,655
US Quality Equity 70,715,921 77,791,555
All Cap Growth 84,993,411 88,293,692
Small Company Growth 10,652,788 37,634,462
Focused Small Cap 44,814,052 39,680,320
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 125
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Small Cap Income 75.94% 2(a)
Cognitive Value 90.64 2
Technology & Science 82.93 2
Disciplined Value 16.33 1
U.S. Core 27.71 2
Large Cap Concentrated 49.43 2
Nationwide Fund 62.48 3(a)
Mid Cap Growth 24.85 2
US Quality Equity 99.14 5(a)
All Cap Growth 76.15 3(a)
Small Company Growth 92.37 3(a)
Focused Small Cap 34.74 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

126 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Equity Funds
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2022, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
As of April 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Nationwide Fund $ 2,624
Mid Cap Growth 7,678
All Cap Growth 10,021
Small Company Growth 4,026
Focused Small Cap 2,112
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Income $ 108,346,874 $ 10,930,251 $ (6,901,613) $ 4,028,638
Cognitive Value 83,953,382 17,006,574 (3,382,386) 13,624,188
Technology & Science 60,207,930 78,494,846 (6,217,690) 72,277,156
Disciplined Value 434,033,983 113,842,856 (24,042,147) 89,800,709
U.S. Core 817,389,726 431,047,500 (60,265,111) 370,782,389
Large Cap Concentrated 20,202,474 4,800,498 (1,324,741) 3,475,757
Nationwide Fund 849,949,210 332,389,127 (42,542,259) 289,846,868
Mid Cap Growth 132,540,986 141,863,959 (4,326,291) 137,537,668
US Quality Equity 60,612,926 9,364,510 (525,181) 8,839,329
All Cap Growth 232,919,468 90,522,556 (21,032,232) 69,490,324
Small Company Growth 116,927,765 59,925,499 (17,131,206) 42,794,293
Focused Small Cap 168,084,621 24,420,981 (7,823,672) 16,597,309

Equity Funds - April 30, 2022 (Unaudited) - Supplemental Information - 127
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group

128 - Supplemental Information - April 30, 2022 (Unaudited) - Equity Funds
funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns

Equity Funds - April 30, 2022 (Unaudited) - Supplemental Information - 129
that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide AllianzGI International Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bond Fund, Nationwide Bond Portfolio, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon
Dynamic U.S. Core Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Small
Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide
Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Multi-Cap Portfolio Fund were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of Nationwide Loomis Short Term Bond Fund, less than two basis points above the peer group median). With respect to Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global
High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide International Small Cap Fund, Nationwide
Loomis Short Term Bond Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund, the
Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of Nationwide American Century Small Cap Income Fund less than two basis points above the peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In the case of the Nationwide Core Plus Bond Fund, the Trustees considered that both the Fund’s actual management fee and total expense ratio were above the Fund’s peer medians by a larger margin, but not by so large a margin in either case as to be inconsistent with the continuation of the Advisory Agreements, particularly in light of the Fund’s relatively favorable long-term investment performance.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the two-year period for Nationwide
Multi-Cap Portfolio Fund which commenced operations in December 2018) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide Bailard International Equities Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of country selection on the Fund’s performance and that the Adviser stated that it would continue to monitor the Fund closely. The Trustees also considered the Adviser’s statements that the Fund is used as a pooled investment vehicle for the accounts of clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statement that the Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to certain other funds its peer group. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s strategy has underperformed in recent periods when quality is out of favor and investor sentiment drives stock prices and that the Fund has outperformed its benchmark in twelve of the last fourteen calendar years. With respect to Nationwide Bond Portfolio, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30,
2021.
With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees considered that while the Fund had experienced three-
year performance in the fourth quintile of its peer group, investment performance had improved to the second quintile of its peer group for the one-year period ended June 30, 2021. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance in recent periods was attributable in substantial part to the Fund’s investments in a limited number of issuers and a market environment that favored lower quality issuers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to Nationwide Emerging Markets Debt Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher

130 - Supplemental Information - April 30, 2022 (Unaudited) - Equity Funds
than the Fund’s peer group median in the fourth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the third quintile of its peer group, and that the Fund had experienced performance in the second quintile for the one-year period ended the same date. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to the Nationwide Core Plus Bond Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced above-median three-year performance for the period ended June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown to be within the first quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted that the Fund’s group of peer funds was limited.
The Trustees noted specifically that the Fund was shown to pay actual management fees at the lowest level among its peers, although its total expense ratio (including 12b-1/non-12b-1 fees) was shown to be higher than the median of its peers, but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median, particularly in light of the recent organization of the Fund. The Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median though within what the Trustees considered to be an acceptable range, and the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group, due in large part, though not entirely, to the fact that it was the only Fund shown among its peers to pay 12b-1/non-
12b-1 fees in the relevant share class. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the
Fund’s performance, including the statement that the market environment in recent periods was unfavorable to the Sub-Adviser’s style of growth investing, and the effect that the concentration of the Fund’s portfolio might have on performance relative to peers.
The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance and fees. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of
Nationwide Emerging Markets Debt Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.

Equity Funds - April 30, 2022 (Unaudited) - Supplemental Information - 131
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds - April 30, 2022 (Unaudited) - Management Information - 133
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

134 - Management Information - April 30, 2022 (Unaudited) - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - April 30, 2022 (Unaudited) - Management Information - 135
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

136 - Market Index Definitions - April 30, 2022 (Unaudited) - Equity Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 137
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

138 - Market Index Definitions - April 30, 2022 (Unaudited) - Equity Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 139
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

140 - Market Index Definitions - April 30, 2022 (Unaudited) - Equity Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Equity Funds - April 30, 2022 (Unaudited) - Glossary - 141
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

142 - Glossary - April 30, 2022 (Unaudited) - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Equity Funds - April 30, 2022 (Unaudited) - Glossary - 143
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 4
Statement of Investments 5
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 13
Notes to Financial Statements 14
Supplemental Information 24
Management Information 29
Market Index Definitions 32
Glossary 37

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Software 17.6%
Health Care Equipment & Supplies 8.6%
IT Services 7.9%
Machinery 7.3%
Electronic Equipment, Instruments & Components 6.6%
Health Care Providers & Services 5.0%
Insurance 4.8%
Life Sciences Tools & Services 4.4%
Auto Components 4.1%
Semiconductors & Semiconductor Equipment 3.6%
Other Industries
#
30.1%
100.0%
Top Holdings
2
Kinsale Capital Group, Inc. 4.3%
Exponent, Inc. 3.4%
ExlService Holdings, Inc. 3.0%
LHC Group, Inc. 2.8%
Fair Isaac Corp. 2.8%
Bio- Techne Corp. 2.7%
Omnicell , Inc. 2.7%
Fox Factory Holding Corp. 2.6%
RBC Bearings, Inc. 2.6%
Onto Innovation, Inc. 2.5%
Other Holdings
#
70.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings , the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Shareholder Expense Example - April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 780.00 5.30 1.20
Hypothetical
(a)(b)
1,000.00 1,018.84 6.01 1.20
Class C Shares
Actual
(a)
1,000.00 777.50 8.24 1.87
Hypothetical
(a)(b)
1,000.00 1,015.52 9.35 1.87
Class R6 Shares
Actual
(a)
1,000.00 781.40 3.67 0.83
Hypothetical
(a)(b)
1,000.00 1,020.68 4.16 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 781.00 4.15 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (unaudited) - Statement of Investments - 5
Common Stocks 97 .4%
Shares Value ($)
Airlines 1 .6%
Allegiant Travel Co.* 132,578 20,574,780
Auto Components 4 .0%
Dorman Products, Inc.* 186,683 18,429,346
Fox Factory Holding Corp.* 407,372 33,355,619
51,784,965
Banks 1 .0%
Pacific Premier Bancorp, Inc. 421,139 13,206,919
Biotechnology 0 .5%
Avid Bioservices, Inc.* 523,567 7,047,212
Building Products 3 .3%
AAON, Inc. 394,981 19,251,374
Trex Co., Inc.* 419,212 24,393,946
43,645,320
Chemicals 2 .3%
Balchem Corp. 239,687 29,529,438
Construction & Engineering 1 .7%
Construction Partners, Inc.,
Class A* 884,543 22,830,055
Diversified Consumer Services 1 .9%
Bright Horizons Family
Solutions, Inc.* 212,428 24,267,775
Electronic Equipment, Instruments & Components 6 .4%
ePlus, Inc.* 435,044 24,571,285
Novanta, Inc.* 236,312 30,413,354
Rogers Corp.* 105,044 28,437,512
83,422,151
Food Products 1 .8%
J & J Snack Foods Corp. 154,743 23,165,027
Health Care Equipment & Supplies 8 .4%
BioLife Solutions, Inc.* 561,151 7,109,783
Globus Medical, Inc., Class A* 456,108 30,203,472
LeMaitre Vascular, Inc. 324,080 14,003,497
Masimo Corp.* 129,687 14,650,741
Neogen Corp.* 590,338 15,584,923
STAAR Surgical Co.* 340,325 19,429,154
Tactile Systems Technology,
Inc.* 521,089 8,795,982
109,777,552
Health Care Providers & Services 4 .9%
HealthEquity, Inc.* 293,379 18,283,379
LHC Group, Inc.* 216,834 35,961,919
PetIQ, Inc.*(a) 472,078 9,394,352
63,639,650
Health Care Technology 2 .6%
Omnicell, Inc.* 314,168 34,297,720
Hotels, Restaurants & Leisure 1 .8%
Texas Roadhouse, Inc.(a) 292,691 24,097,250
Household Products 0 .9%
WD-40 Co.(a) 64,981 11,955,204
Insurance 4 .7%
Kinsale Capital Group, Inc. 244,368 54,173,942
Palomar Holdings, Inc.* 125,282 6,821,605
60,995,547
Common Stocks
Shares Value ($)
IT Services 7 .7%
Evo Payments, Inc., Class A* 703,367 15,846,858
ExlService Holdings, Inc.* 278,511 37,919,273
I3 Verticals, Inc., Class A*(a) 669,499 18,377,748
Perficient, Inc.* 287,256 28,556,119
100,699,998
Life Sciences Tools & Services 4 .2%
Azenta, Inc. 273,141 20,474,649
Bio-Techne Corp. 91,414 34,708,982
55,183,631
Machinery 7 .1%
Barnes Group, Inc. 237,897 7,988,581
Donaldson Co., Inc. 260,613 12,780,462
ESCO Technologies, Inc. 313,892 19,602,555
Evoqua Water Technologies
Corp.* 467,449 19,487,949
RBC Bearings, Inc.*(a) 197,009 33,166,465
93,026,012
Media 1 .0%
TechTarget, Inc.*(a) 191,364 12,880,711
Multiline Retail 1 .0%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 272,995 13,117,410
Professional Services 3 .3%
Exponent, Inc. 455,970 43,686,486
Road & Rail 1 .6%
Marten Transport Ltd. 1,195,131 20,771,377
Semiconductors & Semiconductor Equipment 3 .5%
Onto Innovation, Inc.* 446,471 31,761,947
Semtech Corp.* 228,673 13,628,911
45,390,858
Software 17 .2%
Alarm.com Holdings, Inc.*(a) 463,267 28,296,348
Blackbaud, Inc.*(a) 258,824 15,014,380
Blackline, Inc.*(a) 306,320 20,538,756
Bottomline Technologies DE,
Inc.* 321,740 18,216,919
Cerence, Inc.*(a) 128,723 3,797,329
Descartes Systems Group,
Inc. (The)* 476,208 29,596,327
Envestnet, Inc.* 389,887 31,050,601
Fair Isaac Corp.* 94,994 35,481,209
Q2 Holdings, Inc.*(a) 280,300 14,499,919
SPS Commerce, Inc.* 116,778 13,970,152
Tyler Technologies, Inc.* 34,831 13,748,144
224,210,084
Thrifts & Mortgage Finance 1 .0%
Axos Financial, Inc.* 346,245 13,115,761
Trading Companies & Distributors 2 .0%
SiteOne Landscape Supply,
Inc.*(a) 183,517 25,881,402
Total Common Stocks
(cost $901,047,756) 1,272,200,295

6 - Statement of Investments - April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $167,521,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$170,871.(b)(c) 167,517 167,517
Total Repurchase Agreement
(cost $167,517) 167,517
Total Investments
(cost $901,215,273) — 97.4% 1,272,367,812
Other assets in excess of liabilities — 2.6% 33,435,048
NET ASSETS — 100.0%
$ 1,305,802,860
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $58,477,070, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $167,517 and by $60,833,555 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.00%, and maturity
dates ranging from 4/30/2022 – 2/15/2052, a total value of
$61,001,072.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $167,517.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,272,200,295
Repurchase agreements, at value 167,517
Cash 35,548,761
Interest receivable 13,473
Security lending income receivable 4,655
Receivable for capital shares issued 894,932
Prepaid expenses 49,654
Total Assets 1,308,879,287
Liabilities:
Payable for investments purchased 634,989
Payable for capital shares redeemed 932,691
Payable upon return of securities loaned (Note 2) 167,517
Accrued expenses and other payables:
Investment advisory fees 878,945
Fund administration fees 54,060
Distribution fees 39,011
Administrative servicing fees 275,589
Accounting and transfer agent fees 14,187
Trustee fees 3,089
Custodian fees 11,801
Compliance program costs (Note 3) 140
Professional fees 28,487
Printing fees 29,599
Other 6,322
Total Liabilities 3,076,427
Net Assets $ 1,305,802,860
* Includes value of securities on loan (Note 2) 58,477,070
Cost of investment securities 901,047,756
Cost of repurchase agreements 167,517
Represented by:
Capital $ 922,327,075
Total distributable earnings (loss) 383,475,785
Net Assets $ 1,305,802,860

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 96,730,576
Class C Shares 19,901,131
Class R6 Shares 304,975,701
Institutional Service Class Shares 884,195,452
Total $ 1,305,802,860
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,462,713
Class C Shares 336,582
Class R6 Shares 4,360,230
Institutional Service Class Shares 12,786,192
Total 18,945,717
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 66 .13 (a)
Class C Shares $ 59 .13 (b)
Class R6 Shares $ 69 .94
Institutional Service Class Shares $ 69 .15
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 70 .16
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

10 - Statement of Operations - For the Six Months Ended April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Geneva Small
Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 1,687,272
Interest income 34,643
Income from securities lending (Note 2) 5,609
Total Income 1,727,524
EXPENSES:
Investment advisory fees 5,799,768
Fund administration fees 242,264
Distribution fees Class A 138,569
Distribution fees Class C 130,756
Administrative servicing fees Class A 69,342
Administrative servicing fees Class C 4,653
Administrative servicing fees Institutional Service Class 573,807
Registration and filing fees 48,548
Professional fees 30,726
Printing fees 56,190
Trustee fees 21,839
Custodian fees 35,635
Accounting and transfer agent fees 23,241
Compliance program costs (Note 3) 2,583
Other 16,802
Total Expenses 7,194,723
NET INVESTMENT LOSS (5,467,199)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 26,646,770
Net realized gains (losses) 26,646,770
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (387,196,001)
Net change in unrealized appreciation/depreciation (387,196,001)
Net realized/unrealized gains (losses) (360,549,231)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (366,016,430)

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (unaudited) - Statements of Changes in Net Assets - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment loss $ (5,467,199) $ (10,943,879)
Net realized gains 26,646,770 161,661,850
Net change in unrealized appreciation/depreciation (387,196,001) 331,404,312
Change in net assets resulting from operations (366,016,430) 482,122,283
Distributions to Shareholders From:
Distributable earnings:
Class A (10,029,199) (524,395)
Class C (2,710,038) (207,279)
Class R6 (30,270,435) (1,842,082)
Institutional Service Class (89,612,617) (4,982,487)
Change in net assets from shareholder distributions (132,622,289) (7,556,243)
Change in net assets from capital transactions 105,389,666 (137,384,893)
Change in net assets (393,249,053) 337,181,147
Net Assets:
Beginning of period 1,699,051,913 1,361,870,766
End of period $ 1,305,802,860 $ 1,699,051,913
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 15,991,103 $ 24,008,818
Proceeds from shares issued from class conversion (Note 1) 35,555 221,202
Dividends reinvested 9,529,648 505,356
Cost of shares redeemed (12,240,248) (29,895,727)
Total Class A Shares 13,316,058 (5,160,351)
Class C Shares
Proceeds from shares issued 362,414 1,775,965
Dividends reinvested 2,625,704 197,323
Cost of shares redeemed in class conversion (Note 1) (35,555) (221,202)
Cost of shares redeemed (7,602,256) (13,004,618)
Total Class C Shares (4,649,693) (11,252,532)
Class R6 Shares
Proceeds from shares issued 43,346,064 90,902,036
Dividends reinvested 29,920,557 1,819,513
Cost of shares redeemed (50,258,951) (141,122,349)
Total Class R6 Shares 23,007,670 (48,400,800)
Institutional Service Class Shares
Proceeds from shares issued 133,849,878 235,022,194
Dividends reinvested 79,074,320 4,560,178
Cost of shares redeemed (139,208,567) (312,153,582)
Total Institutional Service Class Shares 73,715,631 (72,571,210)
Change in net assets from capital transactions $ 105,389,666 $ (137,384,893)

12 - Statements of Changes in Net Assets - April 30, 2022 (unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 201,439 278,104
Issued in class conversion (Note 1) 405 2,516
Reinvested 115,301 6,132
Redeemed (156,122) (347,253)
Total Class A Shares 161,023 (60,501)
Class C Shares
Issued 4,840 22,710
Reinvested 35,449 2,629
Redeemed in class conversion (Note 1) (447) (2,776)
Redeemed (103,305) (165,100)
Total Class C Shares (63,463) (142,537)
Class R6 Shares
Issued 519,975 1,025,072
Reinvested 342,733 21,076
Redeemed (589,696) (1,563,034)
Total Class R6 Shares 273,012 (516,886)
Institutional Service Class Shares
Issued 1,648,899 2,645,171
Reinvested 915,848 53,298
Redeemed (1,702,477) (3,451,489)
Total Institutional Service Class Shares 862,270 (753,020)
Total change in shares 1,232,842 (1,472,944)
Amounts designated as "—" are zero or have been rounded to zero.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 92.50 $ (0.38) $ (18.46) $ (18.84) $ — $ (7.53) $ (7.53) $ 66.13 (22.00)% $ 96,731 1.20% (0.98)% 1.20% 7.86%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
10/31/2019 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) 60.71 9.13% 85,092 1.23% (0.74)% 1.23% 17.37%
10/31/2018 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) 59.11 10.45% 81,649 1.24% (0.79)% 1.24% 19.60%
10/31/2017 42.70 (0.41) 13.84 13.43 — (0.08) (0.08) 56.05 31.48% 108,399 1.27% (0.82)% 1.27% 22.48%
Class C Shares
4/30/2022 (Unaudited) 83.78 (0.58) (16.54) (17.12) — (7.53) (7.53) 59.13 (22.25)% 19,901 1.87% (1.64)% 1.87% 7.86%
10/31/2021 62.63 (1.22) 22.76 21.54 — (0.39) (0.39) 83.78 34.46% 33,516 1.85% (1.55)% 1.85% 13.13%
10/31/2020 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) 62.63 14.78% 33,981 1.93% (1.60)% 1.93% 17.45%
10/31/2019 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) 55.87 8.34% 37,438 1.95% (1.46)% 1.95% 17.37%
10/31/2018 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) 55.05 9.67% 43,731 1.95% (1.50)% 1.95% 19.60%
10/31/2017 40.46 (0.73) 13.08 12.35 — (0.08) (0.08) 52.73 30.55% 43,512 1.98% (1.54)% 1.98% 22.48%
Class R6 Shares(f)
4/30/2022 (Unaudited) 97.22 (0.25) (19.50) (19.75) — (7.53) (7.53) 69.94 (21.86)% 304,976 0.83% (0.60)% 0.83% 7.86%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
10/31/2019 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) 63.26 9.54% 195,409 0.85% (0.37)% 0.85% 17.37%
10/31/2018 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) 61.23 10.86% 144,599 0.86% (0.42)% 0.86% 19.60%
10/31/2017 43.83 (0.23) 14.24 14.01 — (0.08) (0.08) 57.76 31.99% 64,816 0.90% (0.45)% 0.90% 22.48%
Institutional Service Class Shares
4/30/2022 (Unaudited) 96.26 (0.29) (19.29) (19.58) — (7.53) (7.53) 69.15 (21.90)% 884,195 0.94% (0.71)% 0.94% 7.86%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
10/31/2019 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) 62.79 9.41% 748,351 0.98% (0.49)% 0.98% 17.37%
10/31/2018 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) 60.87 10.74% 706,944 0.96% (0.52)% 0.96% 19.60%
10/31/2017 43.68 (0.29) 14.19 13.90 — (0.08) (0.08) 57.50 31.85% 507,165 1.00% (0.56)% 1.00% 22.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 15
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2022. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,272,200,295 $ – $ – $ 1,272,200,295
Repurchase Agreement – 167,517 – 167,517
Total $ 1,272,200,295 $ 167,517 $ – $ 1,272,367,812
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Fund did not have overdrawn balances.
Securities Lending
During the six months ended April 30, 2022, the Fund entered into securities lending transactions. To generate additional income, the Fund lends its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
The Fund receives payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The
Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Fund. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Fund. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.
For additional information on the Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Growth $ 167,517

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 17
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of April 30, 2022, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth CF Secured, LLC $ 167,517 $ – $ 167,517 $ (167,517) $ –
Total $ 167,517 $ – $ 167,517 $ (167,517) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

18 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 19
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2022, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2022, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2023.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2022, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.77%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

20 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned $242,264 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Fund’s portion of such costs amounted to $2,583.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2022, the Fund imposed front-
end sales charges of $6,951. From these fees, NFD retained a portion amounting to $1,026.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Class A and Class C
CDSCs are 1.00%. During the six months ended April 30, 2022, the Fund imposed CDSCs of $12. NFD retained all of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 21
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2022, the Fund’s total administrative services fees were as follows:
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, the Fund did not engage in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.13% 0.04% 0.11%
Fund Amount
Small Cap Growth $ 647,802
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.19%
Fund Purchases
*
Sales
*
Small Cap Growth $ 122,704,246 $ 115,928,490
* Includes purchases and sales of long-term U.S. Government securities, if any.

22 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Portfolio Investment Risks
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Fund % of Shares
Number of
Accounts
Small Cap Growth 34.11% 2

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Notes to Financial Statements - 23
Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations. During the six months ended April 30, 2022, the Fund recaptured the following amount of brokerage commissions:
5
Federal Tax Information
As of April 30, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Small Cap Growth $ 20,400
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 909,530,015 $ 436,466,768 $ (73,628,971) $ 362,837,797

24 - Supplemental Information - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Supplemental Information - 25
funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns

26 - Supplemental Information - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide AllianzGI International Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bond Fund, Nationwide Bond Portfolio, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon
Dynamic U.S. Core Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Small
Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide
Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Multi-Cap Portfolio Fund were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of Nationwide Loomis Short Term Bond Fund, less than two basis points above the peer group median). With respect to Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global
High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide International Small Cap Fund, Nationwide
Loomis Short Term Bond Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund, the
Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of Nationwide American Century Small Cap Income Fund less than two basis points above the peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In the case of the Nationwide Core Plus Bond Fund, the Trustees considered that both the Fund’s actual management fee and total expense ratio were above the Fund’s peer medians by a larger margin, but not by so large a margin in either case as to be inconsistent with the continuation of the Advisory Agreements, particularly in light of the Fund’s relatively favorable long-term investment performance.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the two-year period for Nationwide
Multi-Cap Portfolio Fund which commenced operations in December 2018) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide Bailard International Equities Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of country selection on the Fund’s performance and that the Adviser stated that it would continue to monitor the Fund closely. The Trustees also considered the Adviser’s statements that the Fund is used as a pooled investment vehicle for the accounts of clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statement that the Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to certain other funds its peer group. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s strategy has underperformed in recent periods when quality is out of favor and investor sentiment drives stock prices and that the Fund has outperformed its benchmark in twelve of the last fourteen calendar years. With respect to Nationwide Bond Portfolio, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30,
2021.
With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees considered that while the Fund had experienced three-
year performance in the fourth quintile of its peer group, investment performance had improved to the second quintile of its peer group for the one-year period ended June 30, 2021. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance in recent periods was attributable in substantial part to the Fund’s investments in a limited number of issuers and a market environment that favored lower quality issuers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to Nationwide Emerging Markets Debt Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Supplemental Information - 27
than the Fund’s peer group median in the fourth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the third quintile of its peer group, and that the Fund had experienced performance in the second quintile for the one-year period ended the same date. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to the Nationwide Core Plus Bond Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced above-median three-year performance for the period ended June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown to be within the first quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted that the Fund’s group of peer funds was limited.
The Trustees noted specifically that the Fund was shown to pay actual management fees at the lowest level among its peers, although its total expense ratio (including 12b-1/non-12b-1 fees) was shown to be higher than the median of its peers, but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median, particularly in light of the recent organization of the Fund. The Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median though within what the Trustees considered to be an acceptable range, and the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group, due in large part, though not entirely, to the fact that it was the only Fund shown among its peers to pay 12b-1/non-
12b-1 fees in the relevant share class. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the
Fund’s performance, including the statement that the market environment in recent periods was unfavorable to the Sub-Adviser’s style of growth investing, and the effect that the concentration of the Fund’s portfolio might have on performance relative to peers.
The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance and fees. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of
Nationwide Emerging Markets Debt Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.

28 - Supplemental Information - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

30 - Management Information - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Management Information - 31
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

32 - Market Index Definitions - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Market Index Definitions - 33
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

34 - Market Index Definitions - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Market Index Definitions - 35
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

36 - Market Index Definitions - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Glossary - 37
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

38 - Glossary - April 30, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Nationwide Geneva Small Cap Growth Fund - April 30, 2022 (Unaudited) - Glossary - 39
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (4-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Multi-Cap Portfolio
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 5
Statements of Investments 6
Statements of Assets and Liabilities 90
Statements of Operations 92
Statements of Changes in Net Assets 94
Financial Highlights 96
Notes to Financial Statements 98
Supplemental Information 123
Management Information 129
Market Index Definitions 132
Glossary 138

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 41.0%
U.S. Treasury Obligations 28.4%
Mortgage-Backed Securities 27.2%
Commercial Mortgage-Backed Securities 2.0%
Foreign Government Securities 0.4%
Asset-Backed Securities 0.3%
Supranational 0.2%
Municipal Bonds 0.2%
Repurchase Agreement
†
0.0%
Forward Currency Contracts
†
0.0%
Futures Contracts
†
(0.0)%
Interest Rate Swaps (0.1)%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 5.3%
Capital Markets 3.9%
Banks 3.8%
Equity Real Estate Investment Trusts (REITs) 2.4%
Technology Hardware, Storage & Peripherals 1.9%
Metals & Mining 1.6%
Health Care Providers & Services 1.4%
Media 1.2%
Software 1.2%
Tobacco 1.2%
Other Industries
#
76.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 8/15/2031 8.0%
U.S. Treasury Notes, 1.38%, 11/15/2031 6.7%
U.S. Treasury Bonds, 2.00%, 11/15/2041 4.2%
U.S. Treasury Notes, 1.63%, 5/15/2031 3.6%
GNMA, 2.00%, 12/20/2051 2.7%
U.S. Treasury Bonds, 1.88%, 2/15/2041 2.6%
GNMA, 2.50%, 5/15/2052 2.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 5/25/2052 2.3%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.00%, 5/25/2037 1.7%
U.S. Treasury Bonds, 3.00%, 5/15/2045 1.4%
Other Holdings
#
64.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 45.5%
Corporate Bonds 19.3%
Short-Term Investments 6.8%
Asset-Backed Securities 6.1%
Commercial Mortgage-Backed Securities 3.1%
Collateralized Mortgage Obligations 2.8%
U.S. Treasury Obligations 2.4%
Exchange Traded Funds 1.8%
Mortgage-Backed Securities 1.3%
Foreign Government Securities 0.9%
Repurchase Agreement 0.6%
Interest Rate Swaps 0.4%
Futures Contracts 0.3%
Forward Currency Contracts 0.3%
U.S. Government Agency Security 0.1%
Purchased Options
†
0.0%
Convertible Bond
†
0.0%
Rights
†
0.0%
Written Options
†
(0.0)%
Credit Default Swaps
†
(0.0)%
Total Return Swaps (4.6%)
Other assets in excess of liabilities
§
12.9%
100.0%
Top Industries
2
Banks 7.0%
Oil, Gas & Consumable Fuels 5.0%
Software 4.5%
Semiconductors & Semiconductor Equipment 3.2%
Capital Markets 3.1%
Technology Hardware, Storage & Peripherals 3.1%
IT Services 2.8%
Pharmaceuticals 2.5%
Health Care Providers & Services 2.4%
Interactive Media & Services 2.3%
Other Industries
#
64.1%
100.0%
Top Holdings
2
Apple, Inc. 2.8%
Microsoft Corp. 2.4%
Amazon.com, Inc. 1.3%
U.S. Treasury Bonds, 1.88%, 11/15/2051 0.9%
Tesla, Inc. 0.8%
Alphabet, Inc., Class A 0.8%
U.S. Treasury Bonds, 2.25%, 2/15/2052 0.8%
Alphabet, Inc., Class C 0.7%
Nutrien Ltd., 6/13/2022 0.7%
Berkshire Hathaway, Inc., Class B 0.7%
Other Holdings
#
88.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings , the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

1940 Act Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 898.30 1.69 0.36
Hypothetical
(a)(b)
1,000.00 1,023.01 1.81 0.36
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 865.10 1.11 0.24
Hypothetical
(a)(b)
1,000.00 1,023.60 1.20 0.24
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-
month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

6 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
UNITED STATES 0.3%
Automobiles 0.3%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 478,095
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 693,110
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 947,858
Total Asset-Backed Securities
(cost  $2,197,704) 2,119,063
Commercial Mortgage-Backed Securities 2.0%
UNITED STATES 2.0%
Banc of America
Commercial Mortgage
Trust , Series 2016-
UB10, Class A4, 3.17%,
7/15/2049 735,000 713,271
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 983,413
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 1,050,000 1,038,965
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 699,067
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 405,411
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 506,138
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 689,125
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 252,450
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 414,021
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 456,933
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 2,054,494
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,027,030
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 906,540
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.73%,
10/25/2031(a) 1,000,000 860,920
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 752,435
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 499,435
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 487,469
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 527,877
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 485,194
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 490,113
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,204,738
Total Commercial Mortgage-Backed Securities
(cost $16,813,666) 15,455,039
Corporate Bonds 41.0%
BRAZIL 0.2%
Metals & Mining 0.2%
Vale Overseas Ltd.,
6.25%, 8/10/2026 1,505,000 1,582,507
BURKINA FASO 0.1%
Metals & Mining 0.1%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 500,000 425,370
CANADA 1.5%
Banks 0.1%
Royal Bank of Canada
2.05%, 1/21/2027 500,000 461,684
3.63%, 5/4/2027 150,000 147,316
609,000
Capital Markets 0.1%
Brookfield Finance I UK
plc, 2.34%, 1/30/2032 590,000 490,552
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 307,409
797,961

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Commercial Services & Supplies 0.2%
GFL Environmental, Inc.
4.75%, 6/15/2029(b) 1,000,000 907,500
4.38%, 8/15/2029(b) 500,000 443,600
1,351,100
Distributors 0.2%
Ritchie Bros Holdings, Inc.,
4.75%, 12/15/2031(b) 1,525,000 1,525,000
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 4.00%,
10/15/2030(b) 1,250,000 1,068,562
Household Durables 0.1%
Brookfield Residential
Properties, Inc.
5.00%, 6/15/2029(b) 250,000 221,111
4.88%, 2/15/2030(b) 200,000 167,000
388,111
Metals & Mining 0.1%
Taseko Mines Ltd., 7.00%,
2/15/2026(b) 1,000,000 992,500
Oil, Gas & Consumable Fuels 0.5%
Canadian Natural
Resources Ltd.
3.85%, 6/1/2027 1,850,000 1,808,921
2.95%, 7/15/2030 1,000,000 895,714
Cenovus Energy, Inc.,
4.25%, 4/15/2027 650,000 650,368
Enbridge, Inc.
1.60%, 10/4/2026 400,000 361,570
4.25%, 12/1/2026 500,000 504,415
4,220,988
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 98,251
Wireless Telecommunication Services 0.1%
Rogers Communications,
Inc.
3.20%, 3/15/2027(b) 425,000 404,481
3.80%, 3/15/2032(b) 400,000 368,336
772,817
11,824,290
CHINA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 3.15%,
5/1/2027(b) 400,000 376,083
FRANCE 0.2%
Energy Equipment & Services 0.1%
CGG SA, 8.75%,
4/1/2027(b) 1,000,000 992,660
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Insurance 0.1%
AXA SA, 8.60%,
12/15/2030 390,000 490,889
1,483,549
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(c) 1,000,000 944,693
(SOFR + 1.22%),
2.31%, 11/16/2027(c) 150,000 132,639
1,077,332
ITALY 0.0%
†
Banks 0.0%
†
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 4.91%), 7.30%,
4/2/2034(b)(c) 200,000 202,040
JAPAN 0.4%
Automobiles 0.0%
†
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 420,000 399,170
Banks 0.4%
Mitsubishi UFJ Financial
Group, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(c) 880,000 826,438
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(c) 850,000 757,447
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 2.31%,
7/20/2032(c) 500,000 416,698
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(c) 400,000 391,750
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 250,000 223,861
1.40%, 9/17/2026 260,000 231,487
2,847,681
3,246,851
MEXICO 0.5%
Beverages 0.3%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 3,038,000 2,731,283

8 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
2.88%, 5/7/2030 1,460,000 1,310,902
4,042,185
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 250,272
ING Groep NV, 3.95%,
3/29/2027 200,000 194,998
445,270
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp.,
3.88%, 4/23/2025 800,000 794,560
PUERTO RICO 0.0%
†
Banks 0.0%
†
Popular, Inc., 6.13%,
9/14/2023 400,000 409,588
SPAIN 0.1%
Banks 0.1%
Banco Santander SA
2.75%, 5/28/2025 400,000 382,355
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(c) 400,000 351,846
734,201
UNITED KINGDOM 1.3%
Automobiles 0.1%
Jaguar Land Rover
Automotive plc, 5.50%,
7/15/2029(b) 600,000 499,416
Banks 0.5%
Barclays plc, (US Treasury
Yield Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(c) 740,000 665,784
HSBC Holdings plc
(SOFR + 1.93%),
2.10%, 6/4/2026(c) 1,350,000 1,260,682
(SOFR + 1.10%),
2.25%, 11/22/2027(c) 1,000,000 904,559
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 202,031
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 235,000 223,256
3,256,312
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 348,310
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Diversified Telecommunication Services 0.1%
Virgin Media Finance plc,
5.00%, 7/15/2030(b) 1,000,000 870,000
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 434,937
Tobacco 0.5%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 279,637
2.26%, 3/25/2028 1,170,000 999,089
4.91%, 4/2/2030 929,000 895,608
BAT International Finance
plc, 4.45%, 3/16/2028 1,225,000 1,179,434
3,353,768
8,762,743
UNITED STATES 36.4%
Aerospace & Defense 0.4%
Boeing Co. (The)
4.88%, 5/1/2025 300,000 303,751
5.04%, 5/1/2027 200,000 202,206
3.25%, 3/1/2028 750,000 679,830
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 535,800
Raytheon Technologies
Corp., 3.95%, 8/16/2025 800,000 808,770
TransDigm, Inc., 4.88%,
5/1/2029 1,000,000 876,250
3,406,607
Air Freight & Logistics 0.2%
Cargo Aircraft
Management, Inc.,
4.75%, 2/1/2028(b) 200,000 188,022
FedEx Corp., 3.40%,
2/15/2028 500,000 482,277
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 505,989
1,176,288
Airlines 0.6%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 2,700,000 2,601,653
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 239,357 252,763
United Airlines, Inc.,
4.63%, 4/15/2029(b) 2,000,000 1,835,000
4,689,416
Auto Components 0.2%
Aptiv plc, 4.35%,
3/15/2029 200,000 195,533
Icahn Enterprises LP
5.25%, 5/15/2027 1,000,000 934,170
4.38%, 2/1/2029 600,000 517,638
1,647,341

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles 0.2%
Ford Motor Co.
6.63%, 10/1/2028 200,000 207,250
5.29%, 12/8/2046 300,000 258,000
General Motors Co.,
4.20%, 10/1/2027 800,000 773,976
1,239,226
Banks 2.7%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 994,835
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(c) 1,300,000 1,218,573
(SOFR + 1.15%),
1.32%, 6/19/2026(c) 550,000 503,987
(SOFR + 0.96%),
1.73%, 7/22/2027(c) 2,000,000 1,794,766
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 486,095
(SOFR + 1.06%),
2.09%, 6/14/2029(c) 3,900,000 3,386,537
(SOFR + 1.21%),
2.57%, 10/20/2032(c) 85,000 71,808
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(c) 200,000 181,105
Citigroup, Inc.
4.40%, 6/10/2025 200,000 201,073
(SOFR + 0.77%),
1.46%, 6/9/2027(c) 4,150,000 3,693,828
4.45%, 9/29/2027 400,000 396,846
Fifth Third Bancorp,
(SOFR + 0.69%),
1.71%, 11/1/2027(c) 150,000 135,461
JPMorgan Chase & Co.
3.90%, 7/15/2025 1,000,000 1,003,980
(SOFR + 0.80%),
1.05%, 11/19/2026(c) 1,000,000 898,786
(SOFR + 0.89%),
1.58%, 4/22/2027(c) 218,000 197,207
(SOFR + 1.89%),
2.18%, 6/1/2028(c) 1,850,000 1,664,676
(SOFR + 1.02%),
2.07%, 6/1/2029(c) 1,750,000 1,531,271
Santander Holdings USA,
Inc.
3.45%, 6/2/2025 100,000 98,167
(SOFR + 1.25%),
2.49%, 1/6/2028(c) 35,000 31,706
SVB Financial Group
1.80%, 10/28/2026 250,000 227,183
2.10%, 5/15/2028 400,000 351,385
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(c) 105,000 104,262
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.51%),
3.53%, 3/24/2028(c) 705,000 676,708
(SOFR + 2.10%),
2.39%, 6/2/2028(c) 1,500,000 1,364,594
21,214,839
Beverages 0.3%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 814,314
4.75%, 12/1/2025 500,000 517,225
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 494,921
1,826,460
Biotechnology 0.2%
Horizon Therapeutics
USA, Inc., 5.50%,
8/1/2027(b) 400,000 399,912
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,766,000 1,434,537
1,834,449
Building Products 0.2%
Builders FirstSource, Inc.,
4.25%, 2/1/2032(b) 482,000 411,507
Carlisle Cos., Inc., 2.20%,
3/1/2032 450,000 366,688
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 351,442
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 482,295
1,611,932
Capital Markets 3.7%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 480,015
2.15%, 7/15/2026 2,350,000 2,084,382
2.88%, 6/15/2028 500,000 431,655
Barings BDC, Inc., 3.30%,
11/23/2026(b) 165,000 147,511
Blackstone Private
Credit Fund, 2.70%,
1/15/2025(b) 130,000 122,202
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 1,003,088
2.45%, 3/3/2027 205,000 192,922
CME Group, Inc., 2.65%,
3/15/2032 60,000 53,437
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 1,300,000 1,166,750
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 874,545

10 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 188,115
2.63%, 1/15/2027 500,000 448,181
3.25%, 7/15/2027 1,350,000 1,222,713
Goldman Sachs BDC, Inc.,
2.88%, 1/15/2026 204,000 193,096
Goldman Sachs Group,
Inc. (The)
3.75%, 2/25/2026 300,000 297,967
(SOFR + 0.82%),
1.54%, 9/10/2027(c) 3,700,000 3,269,214
(SOFR + 0.91%),
1.95%, 10/21/2027(c) 1,000,000 898,068
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(c) 200,000 191,800
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(c) 1,800,000 1,757,161
3.80%, 3/15/2030 350,000 330,618
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 220,000 196,058
Hercules Capital, Inc.,
3.38%, 1/20/2027 1,000,000 920,379
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 2,550,000 2,320,500
Morgan Stanley
4.00%, 7/23/2025 200,000 199,807
5.00%, 11/24/2025 300,000 307,962
(SOFR + 0.72%),
0.98%, 12/10/2026(c) 1,750,000 1,562,036
3.63%, 1/20/2027 1,000,000 975,185
(SOFR + 0.88%),
1.59%, 5/4/2027(c) 2,450,000 2,203,067
(SOFR + 0.86%),
1.51%, 7/20/2027(c) 3,000,000 2,670,620
Morgan Stanley Direct
Lending Fund, 4.50%,
2/11/2027(b) 365,000 342,277
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 200,599
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 371,150
3.44%, 10/15/2028 150,000 124,915
S&P Global, Inc.
2.45%, 3/1/2027(b) 495,000 466,227
1.25%, 8/15/2030 900,000 730,588
28,944,810
Chemicals 0.5%
Celanese US Holdings
LLC, 1.40%, 8/5/2026 230,000 203,996
Chemours Co. (The),
5.75%, 11/15/2028(b) 250,000 234,375
CVR Partners LP, 6.13%,
6/15/2028(b) 1,500,000 1,470,000
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 152,630
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 19,700
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 373,492
PPG Industries, Inc.,
2.55%, 6/15/2030 450,000 404,545
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 1,000,000 969,708
Tronox, Inc., 4.63%,
3/15/2029(b) 250,000 223,125
4,051,571
Commercial Services & Supplies 0.3%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 562,623
3.70%, 4/1/2027 4,000 3,974
CoreCivic, Inc., 8.25%,
4/15/2026 600,000 616,332
Republic Services, Inc.,
1.45%, 2/15/2031 1,840,000 1,461,890
Waste Connections, Inc.,
3.20%, 6/1/2032 145,000 131,773
2,776,592
Communications Equipment 0.6%
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 497,317
4.60%, 5/23/2029 1,888,000 1,850,635
2.30%, 11/15/2030 1,150,000 940,997
2.75%, 5/24/2031 1,500,000 1,251,306
4,540,255
Construction & Engineering 0.2%
AECOM, 5.13%,
3/15/2027 400,000 395,500
Quanta Services, Inc.
2.90%, 10/1/2030 900,000 785,299
2.35%, 1/15/2032 5,000 4,074
1,184,873
Construction Materials 0.2%
Eagle Materials, Inc.,
2.50%, 7/1/2031 236,000 199,668
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 1,400,000 1,356,089
1,555,757
Consumer Finance 0.5%
American Express Co.,
3.38%, 5/3/2024 220,000 219,824
Curo Group Holdings
Corp., 7.50%,
8/1/2028(b) 250,000 208,125
Enova International, Inc.,
8.50%, 9/15/2025(b) 250,000 248,750
FirstCash, Inc., 5.63%,
1/1/2030(b) 900,000 837,000
Ford Motor Credit Co. LLC
2.30%, 2/10/2025 500,000 464,350

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
2.90%, 2/10/2029 500,000 416,250
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 69,125
4.35%, 1/17/2027 600,000 592,021
John Deere Capital Corp.,
1.45%, 1/15/2031 250,000 207,125
OneMain Finance Corp.,
7.13%, 3/15/2026 350,000 354,375
3,616,945
Containers & Packaging 0.2%
Berry Global, Inc., 5.63%,
7/15/2027(b) 1,000,000 996,270
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 371,875
Sealed Air Corp., 6.88%,
7/15/2033(b) 500,000 547,760
1,915,905
Distributors 0.0%
†
Genuine Parts Co., 1.88%,
11/1/2030 400,000 325,703
Diversified Consumer Services 0.1%
Service Corp.
International, 4.00%,
5/15/2031 600,000 540,000
Diversified Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 243,754
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 89,672
1.35%, 3/15/2031 100,000 79,692
413,118
Diversified Telecommunication Services 0.8%
AT&T, Inc.
4.13%, 2/17/2026 300,000 307,194
1.70%, 3/25/2026 1,000,000 923,337
2.30%, 6/1/2027 1,000,000 919,564
4.30%, 2/15/2030 300,000 300,988
CCO Holdings LLC,
5.38%, 6/1/2029(b) 200,000 189,500
Embarq Corp., 8.00%,
6/1/2036 100,000 90,000
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b)(d) 400,000 360,000
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,369,309
2.10%, 3/22/2028 1,000,000 895,539
1.75%, 1/20/2031 700,000 571,536
5,926,967
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities 1.1%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 85,874
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 173,607
CenterPoint Energy
Houston Electric LLC,
Series AG, 3.00%,
3/1/2032 185,000 170,880
Commonwealth Edison
Co., 2.20%, 3/1/2030 1,349,000 1,183,658
Duke Energy Corp.
3.15%, 8/15/2027 600,000 576,476
2.45%, 6/1/2030 900,000 784,466
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 190,742
Duke Energy Progress
LLC, 3.40%, 4/1/2032 1,160,000 1,096,761
Entergy Corp., 0.90%,
9/15/2025 100,000 90,525
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 98,068
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 197,652
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 100,519
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 500,000 445,627
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 745,000 659,619
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 97,935
Pacific Gas and Electric
Co.
2.10%, 8/1/2027 300,000 258,432
3.00%, 6/15/2028 460,000 411,173
2.50%, 2/1/2031 100,000 79,148
PacifiCorp, 2.70%,
9/15/2030 100,000 90,325
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 48,534
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 476,056
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 230,247
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 80,904
Union Electric Co., 2.95%,
3/15/2030 100,000 93,011
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 476,250
Wisconsin Power and
Light Co., 1.95%,
9/16/2031 35,000 29,311

12 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Xcel Energy, Inc., 1.75%,
3/15/2027 850,000 769,823
8,995,623
Electrical Equipment 0.4%
Atkore, Inc., 4.25%,
6/1/2031(b) 1,000,000 885,000
Emerson Electric Co.,
2.00%, 12/21/2028 2,310,000 2,064,832
Rockwell Automation, Inc.,
1.75%, 8/15/2031 80,000 66,931
3,016,763
Electronic Equipment, Instruments & Components 0.3%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 750,000 710,656
Arrow Electronics, Inc.,
2.95%, 2/15/2032 193,000 165,242
CDW LLC, 3.25%,
2/15/2029 125,000 110,000
Teledyne Technologies,
Inc., 2.25%, 4/1/2028 1,250,000 1,115,421
Trimble, Inc., 4.90%,
6/15/2028 600,000 606,372
2,707,691
Energy Equipment & Services 0.3%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,407,217
Schlumberger Investment
SA, 2.65%, 6/26/2030 500,000 446,901
USA Compression
Partners LP, 6.88%,
4/1/2026 250,000 245,000
2,099,118
Entertainment 0.1%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 406,820
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 410,000 407,513
814,333
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.
1.45%, 9/15/2026 210,000 187,507
2.75%, 1/15/2027 300,000 278,641
3.65%, 3/15/2027 580,000 558,565
1.50%, 1/31/2028 1,150,000 972,525
Camden Property Trust,
3.15%, 7/1/2029 100,000 94,549
Crown Castle International
Corp.
1.35%, 7/15/2025 1,000,000 922,125
4.45%, 2/15/2026 200,000 201,841
2.90%, 3/15/2027 100,000 93,626
3.80%, 2/15/2028 500,000 481,339
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 193,641
ERP Operating LP, 2.85%,
11/1/2026 100,000 96,250
Essex Portfolio LP, 1.70%,
3/1/2028 1,000,000 875,172
GLP Capital LP
5.75%, 6/1/2028 1,150,000 1,205,879
5.30%, 1/15/2029 250,000 250,068
4.00%, 1/15/2030 650,000 604,552
Iron Mountain Information
Management
Services, Inc., 5.00%,
7/15/2032(b) 200,000 176,236
Iron Mountain, Inc.
5.00%, 7/15/2028(b) 400,000 378,932
5.63%, 7/15/2032(b) 1,300,000 1,175,486
Life Storage LP, 3.88%,
12/15/2027 300,000 295,115
LifeStorage LP, 3.50%,
7/1/2026 2,400,000 2,360,986
Office Properties
Income Trust, 3.45%,
10/15/2031 178,000 139,419
Park Intermediate
Holdings LLC, 5.88%,
10/1/2028(b) 350,000 339,500
Public Storage
3.09%, 9/15/2027 150,000 144,699
1.85%, 5/1/2028 1,000,000 890,124
1.95%, 11/9/2028 600,000 533,053
3.39%, 5/1/2029 550,000 529,498
2.30%, 5/1/2031 950,000 822,708
Rayonier LP, 2.75%,
5/17/2031 100,000 86,737
RHP Hotel Properties LP,
4.50%, 2/15/2029(b) 300,000 271,041
Simon Property Group LP
3.50%, 9/1/2025 1,000,000 992,851
1.38%, 1/15/2027 570,000 508,961
Uniti Group LP, 6.50%,
2/15/2029(b) 1,000,000 862,910
VICI Properties LP
4.38%, 5/15/2025 90,000 89,914
4.50%, 1/15/2028(b) 250,000 245,000
Welltower, Inc., 3.85%,
6/15/2032 80,000 76,131
Weyerhaeuser Co., 4.00%,
4/15/2030 100,000 96,234
XHR LP, 6.38%,
8/15/2025(b) 500,000 505,955
18,537,770
Food & Staples Retailing 0.0%
†
Walmart, Inc., 1.50%,
9/22/2028 310,000 274,153

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,206,412
General Mills, Inc., 4.20%,
4/17/2028 250,000 251,849
Kraft Heinz Foods Co.,
3.88%, 5/15/2027 940,000 919,204
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 224,726
2,602,191
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 48,103
1.50%, 1/15/2031 100,000 81,270
National Fuel Gas Co.,
2.95%, 3/1/2031 200,000 170,954
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 94,883
Southwest Gas Corp.,
4.05%, 3/15/2032 195,000 184,359
579,569
Health Care Equipment & Supplies 0.3%
DH Europe Finance II Sarl,
2.60%, 11/15/2029 570,000 515,319
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 857,286
Hologic, Inc., 4.63%,
2/1/2028(b) 300,000 293,436
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 450,000 463,500
2,129,541
Health Care Providers & Services 1.4%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 1,425,000 1,350,188
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 89,351
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 500,128
Centene Corp., 4.63%,
12/15/2029 500,000 484,262
CVS Health Corp.
3.88%, 7/20/2025 500,000 502,201
1.30%, 8/21/2027 1,300,000 1,137,940
HCA, Inc.
5.88%, 2/15/2026 200,000 207,100
5.25%, 6/15/2026 500,000 515,281
4.13%, 6/15/2029 1,708,000 1,634,145
2.38%, 7/15/2031 350,000 287,931
Humana, Inc., 3.70%,
3/23/2029 255,000 244,653
Laboratory Corp. of
America Holdings
1.55%, 6/1/2026 1,750,000 1,596,835
2.70%, 6/1/2031 200,000 174,167
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
Molina Healthcare, Inc.,
3.88%, 5/15/2032(b) 600,000 526,788
UnitedHealth Group, Inc.,
2.30%, 5/15/2031 1,970,000 1,721,534
10,972,504
Health Care Technology 0.0%
†
IQVIA, Inc., 5.00%,
5/15/2027(b) 300,000 297,246
Hotels, Restaurants & Leisure 0.7%
Choice Hotels
International, Inc.
3.70%, 12/1/2029 465,000 434,521
3.70%, 1/15/2031 750,000 693,231
Dave & Buster's, Inc.,
7.63%, 11/1/2025(b) 200,000 207,500
Expedia Group, Inc.
5.00%, 2/15/2026 200,000 204,367
4.63%, 8/1/2027 300,000 301,371
Full House Resorts, Inc.,
8.25%, 2/15/2028(b) 500,000 495,095
McDonald's Corp., 3.50%,
7/1/2027 750,000 738,731
Royal Caribbean
Cruises Ltd., 5.50%,
8/31/2026(b) 1,500,000 1,397,693
Starbucks Corp., 2.55%,
11/15/2030 400,000 346,890
Yum! Brands, Inc.
4.63%, 1/31/2032 600,000 545,250
6.88%, 11/15/2037 100,000 105,750
5.35%, 11/1/2043 100,000 91,500
5,561,899
Household Durables 0.3%
Installed Building
Products, Inc., 5.75%,
2/1/2028(b) 400,000 378,965
LGI Homes, Inc., 4.00%,
7/15/2029(b) 600,000 496,281
NVR, Inc., 3.00%,
5/15/2030 1,700,000 1,512,494
TopBuild Corp., 4.13%,
2/15/2032(b) 266,000 229,174
2,616,914
Household Products 0.0%
†
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 185,000 175,620
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 151,712
Insurance 0.9%
Aflac, Inc., 3.60%,
4/1/2030 167,000 162,615

14 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Aon Corp., 2.80%,
5/15/2030 200,000 177,908
Athene Holding Ltd.,
4.13%, 1/12/2028 825,000 793,676
Brown & Brown, Inc.,
4.20%, 3/17/2032 280,000 268,156
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 624,776
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 1,010,173
2.25%, 11/15/2030 2,700,000 2,338,835
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 814,914
3.00%, 3/15/2032 230,000 208,965
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 251,322
Willis North America, Inc.
4.50%, 9/15/2028 250,000 249,248
2.95%, 9/15/2029 200,000 178,555
7,079,143
Interactive Media & Services 0.3%
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 2,625,000 2,340,686
IT Services 0.2%
Amdocs Ltd., 2.54%,
6/15/2030 979,000 843,028
Gartner, Inc., 4.50%,
7/1/2028(b) 500,000 479,208
Kyndryl Holdings, Inc.
2.05%, 10/15/2026(b) 40,000 34,911
2.70%, 10/15/2028(b) 40,000 33,341
PayPal Holdings, Inc.,
2.30%, 6/1/2030 250,000 218,369
Unisys Corp., 6.88%,
11/1/2027(b) 300,000 301,029
1,909,886
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.
2.75%, 9/15/2029 650,000 583,047
2.10%, 6/4/2030 650,000 543,382
2.30%, 3/12/2031 250,000 209,923
PerkinElmer, Inc.
1.90%, 9/15/2028 1,780,000 1,540,692
2.25%, 9/15/2031 43,000 35,573
Thermo Fisher Scientific,
Inc.
2.60%, 10/1/2029 200,000 182,036
2.00%, 10/15/2031 480,000 403,536
3,498,189
Machinery 0.3%
GrafTech Finance, Inc.,
4.63%, 12/15/2028(b) 400,000 365,100
IDEX Corp., 2.63%,
6/15/2031 700,000 606,579
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery
Roller Bearing Co. of
America, Inc., 4.38%,
10/15/2029(b) 600,000 540,000
Titan International, Inc.,
7.00%, 4/30/2028 250,000 245,000
Westinghouse Air Brake
Technologies Corp.,
4.95%, 9/15/2028(e) 300,000 300,963
2,057,642
Media 1.2%
Charter Communications
Operating LLC
4.91%, 7/23/2025 1,500,000 1,527,690
3.75%, 2/15/2028 300,000 283,782
4.20%, 3/15/2028 2,150,000 2,077,412
2.25%, 1/15/2029 305,000 259,899
5.05%, 3/30/2029 1,000,000 994,674
Comcast Corp.
3.15%, 3/1/2026 1,000,000 981,983
4.25%, 10/15/2030 200,000 200,743
DIRECTV Holdings LLC,
5.88%, 8/15/2027(b) 1,400,000 1,317,750
GCI LLC, 4.75%,
10/15/2028(b) 350,000 324,625
Interpublic Group of Cos.,
Inc. (The), 2.40%,
3/1/2031 170,000 144,259
Nexstar Media, Inc.,
4.75%, 11/1/2028(b) 200,000 181,500
Sirius XM Radio, Inc.,
5.50%, 7/1/2029(b) 1,000,000 961,660
TEGNA, Inc., 5.00%,
9/15/2029 250,000 242,500
9,498,477
Metals & Mining 1.1%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(b) 300,000 280,854
Arconic Corp., 6.13%,
2/15/2028(b) 710,000 687,812
Freeport-McMoRan, Inc.
4.55%, 11/14/2024 827,000 838,074
4.13%, 3/1/2028 750,000 725,205
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 750,000 806,250
Newmont Corp., 2.25%,
10/1/2030 150,000 128,051
Nucor Corp., 3.13%,
4/1/2032 415,000 373,560
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,943,616
2.15%, 8/15/2030 250,000 210,852
United States Steel Corp.,
6.88%, 3/1/2029 2,000,000 2,034,660

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Warrior Met Coal, Inc.,
7.88%, 12/1/2028(b) 900,000 941,292
8,970,226
Mortgage Real Estate Investment Trusts (REITs) 0.1%
New Residential
Investment Corp.,
6.25%, 10/15/2025(b) 200,000 190,500
Starwood Property Trust,
Inc., 4.75%, 3/15/2025 400,000 394,683
585,183
Multi-Utilities 0.2%
Ameren Corp., 3.50%,
1/15/2031 200,000 187,084
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,946
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 90,685
Consolidated Edison
Co. of New York, Inc.,
2.40%, 6/15/2031 500,000 433,379
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 99,720
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 100,581
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 92,595
Sempra Energy
3.25%, 6/15/2027 100,000 95,797
3.70%, 4/1/2029 200,000 192,166
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 80,410
1,420,363
Oil, Gas & Consumable Fuels 4.7%
Antero Midstream Partners
LP, 5.38%, 6/15/2029(b) 600,000 562,392
Berry Petroleum Co. LLC,
7.00%, 2/15/2026(b) 200,000 194,000
California Resources
Corp., 7.13%,
2/1/2026(b) 2,000,000 2,034,300
Calumet Specialty
Products Partners LP,
11.00%, 4/15/2025(b) 200,000 200,000
Cheniere Corpus Christi
Holdings LLC
5.13%, 6/30/2027 3,900,000 4,005,762
3.70%, 11/15/2029 1,950,000 1,827,399
Cheniere Energy, Inc.,
4.63%, 10/15/2028 400,000 387,000
CNX Resources Corp.,
7.25%, 3/14/2027(b) 200,000 204,446
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 166,721
ConocoPhillips Co.,
6.95%, 4/15/2029 171,000 201,551
Crestwood Midstream
Partners LP
6.00%, 2/1/2029(b) 400,000 389,064
8.00%, 4/1/2029(b) 400,000 417,000
DCP Midstream Operating
LP
5.63%, 7/15/2027 200,000 202,924
5.60%, 4/1/2044 100,000 95,598
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 400,000 382,344
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,518,840
4.50%, 1/15/2030 140,000 136,768
7.95%, 4/15/2032 102,000 124,768
Energy Transfer LP,
2.90%, 5/15/2025 800,000 772,183
EQT Corp.
3.90%, 10/1/2027 160,000 153,195
7.50%, 2/1/2030(e) 100,000 110,759
Global Partners LP, 6.88%,
1/15/2029 1,425,000 1,389,464
Hess Midstream
Operations LP
5.63%, 2/15/2026(b) 200,000 200,000
4.25%, 2/15/2030(b) 300,000 275,187
Holly Energy Partners LP,
5.00%, 2/1/2028(b) 200,000 190,282
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,800,000 1,628,634
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 400,000
MPLX LP
1.75%, 3/1/2026 900,000 821,952
4.25%, 12/1/2027 1,000,000 990,649
4.80%, 2/15/2029 2,308,000 2,334,753
2.65%, 8/15/2030 2,600,000 2,231,571
Northern Oil and Gas, Inc.,
8.13%, 3/1/2028(b) 1,600,000 1,592,000
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,975,940
Occidental Petroleum
Corp.
6.13%, 1/1/2031 200,000 210,212
6.45%, 9/15/2036 100,000 108,500
4.40%, 4/15/2046 100,000 85,760
4.20%, 3/15/2048 250,000 207,188
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 938,071
4.55%, 7/15/2028 550,000 547,232
3.10%, 3/15/2030 400,000 355,758
6.35%, 1/15/2031 225,000 245,689
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 500,000 518,231

16 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
PDC Energy, Inc., 5.75%,
5/15/2026 600,000 583,896
Penn Virginia Holdings
LLC, 9.25%,
8/15/2026(b) 200,000 205,000
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 452,912
Southwestern Energy Co.,
5.95%, 1/23/2025(e) 51,000 51,733
Sunoco LP
4.50%, 5/15/2029 200,000 179,846
4.50%, 4/30/2030(b) 400,000 360,944
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 208,509
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 109,195
6.88%, 1/15/2029 500,000 527,325
4.00%, 1/15/2032 430,000 389,941
Transcontinental Gas Pipe
Line Co. LLC, 4.00%,
3/15/2028 1,100,000 1,088,157
Viper Energy Partners LP,
5.38%, 11/1/2027(b) 350,000 348,488
Western Midstream
Operating LP
4.55%, 2/1/2030(e) 200,000 183,738
5.75%, 2/1/2050(e) 250,000 220,290
Williams Cos., Inc. (The),
2.60%, 3/15/2031 715,000 619,383
36,863,444
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 258,000
Resolute Forest Products,
Inc., 4.88%, 3/1/2026(b) 250,000 238,438
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 171,000 153,621
650,059
Pharmaceuticals 0.7%
Bausch Health Cos., Inc.,
7.25%, 5/30/2029(b) 350,000 264,756
Merck & Co., Inc., 1.90%,
12/10/2028 3,400,000 3,064,616
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 194,180
Zoetis, Inc.
3.00%, 9/12/2027 450,000 432,308
3.90%, 8/20/2028 900,000 894,620
2.00%, 5/15/2030 530,000 457,251
5,307,731
Professional Services 0.2%
AMN Healthcare, Inc.,
4.00%, 4/15/2029(b) 500,000 452,500
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Professional Services
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 464,500
Equifax, Inc., 2.35%,
9/15/2031 60,000 50,365
TriNet Group, Inc., 3.50%,
3/1/2029(b) 500,000 453,125
1,420,490
Real Estate Management & Development 0.2%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 816,023
Howard Hughes
Corp. (The), 4.38%,
2/1/2031(b) 250,000 222,355
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 555,000 511,943
5.00%, 3/1/2031 300,000 270,759
1,821,080
Road & Rail 0.2%
Uber Technologies, Inc.,
7.50%, 9/15/2027(b) 250,000 257,243
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 1,281,000 1,212,402
1,469,645
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 113,872
2.10%, 10/1/2031 105,000 90,475
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 975,342
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,607,917
1.95%, 2/15/2028(b) 2,000,000 1,731,205
4.00%, 4/15/2029(b) 755,000 719,650
4.75%, 4/15/2029 500,000 499,196
2.45%, 2/15/2031(b) 800,000 666,792
4.93%, 5/15/2037(b) 500,000 467,425
Micron Technology, Inc.,
5.33%, 2/6/2029 250,000 258,810
Xilinx, Inc., 2.38%,
6/1/2030 550,000 486,098
7,616,782
Software 1.2%
Adobe, Inc., 2.30%,
2/1/2030 250,000 223,984
Elastic NV, 4.13%,
7/15/2029(b) 30,000 26,850
Fortinet, Inc.
1.00%, 3/15/2026 2,100,000 1,870,280
2.20%, 3/15/2031 580,000 483,048
Intuit, Inc., 1.65%,
7/15/2030 1,200,000 1,000,555
Oracle Corp.
2.50%, 4/1/2025 1,700,000 1,621,167
1.65%, 3/25/2026 1,250,000 1,129,365

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
2.30%, 3/25/2028 1,200,000 1,045,154
3.25%, 5/15/2030 300,000 265,518
ServiceNow, Inc., 1.40%,
9/1/2030 1,426,000 1,142,833
VMware, Inc., 4.70%,
5/15/2030 35,000 34,795
ZoomInfo Technologies
LLC, 3.88%, 2/1/2029(b) 300,000 265,494
9,109,043
Specialty Retail 0.2%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 500,000 522,620
Bath & Body Works, Inc.,
6.63%, 10/1/2030(b) 350,000 348,112
Home Depot, Inc. (The)
2.70%, 4/15/2025 200,000 197,262
2.88%, 4/15/2027 90,000 87,170
Lowe's Cos., Inc., 3.35%,
4/1/2027 245,000 239,038
1,394,202
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.
1.40%, 8/5/2028 160,000 140,435
1.70%, 8/5/2031 600,000 506,009
Dell International LLC
5.85%, 7/15/2025 500,000 524,915
6.10%, 7/15/2027 3,200,000 3,421,795
5.30%, 10/1/2029 1,900,000 1,958,015
6.20%, 7/15/2030 250,000 269,780
HP, Inc.
1.45%, 6/17/2026 2,000,000 1,796,614
3.00%, 6/17/2027 1,000,000 937,454
4.00%, 4/15/2029 3,376,000 3,207,776
3.40%, 6/17/2030 700,000 627,263
2.65%, 6/17/2031 1,300,000 1,073,407
NetApp, Inc., 1.88%,
6/22/2025 500,000 471,143
14,934,606
Thrifts & Mortgage Finance 0.3%
Ladder Capital Finance
Holdings LLLP, 4.75%,
6/15/2029(b) 600,000 538,248
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(b) 250,000 242,500
5.75%, 11/15/2031(b) 600,000 532,500
PennyMac Financial
Services, Inc., 5.75%,
9/15/2031(b) 800,000 656,000
1,969,248
Tobacco 0.7%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 285,856
4.80%, 2/14/2029 1,427,000 1,413,358
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Tobacco
3.40%, 5/6/2030 1,100,000 985,282
2.45%, 2/4/2032 450,000 360,105
Philip Morris International,
Inc.
0.88%, 5/1/2026 2,050,000 1,840,270
2.10%, 5/1/2030 200,000 170,862
1.75%, 11/1/2030 530,000 433,494
Vector Group Ltd., 5.75%,
2/1/2029(b) 250,000 219,375
5,708,602
Trading Companies & Distributors 0.3%
Air Lease Corp., 2.20%,
1/15/2027 165,000 147,629
Aircastle Ltd., 4.25%,
6/15/2026 75,000 72,384
Beacon Roofing
Supply, Inc., 4.50%,
11/15/2026(b) 500,000 486,752
Boise Cascade Co.,
4.88%, 7/1/2030(b) 1,275,000 1,199,073
Fortress Transportation
and Infrastructure
Investors LLC, 6.50%,
10/1/2025(b) 250,000 238,125
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 93,000 96,022
2,239,985
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 95,937
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 44,718
140,655
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.
3.50%, 4/15/2025 1,500,000 1,478,727
3.88%, 4/15/2030 200,000 189,288
1,668,015
285,645,083
Total Corporate Bonds
(cost $349,887,339) 321,051,652
Municipal Bonds 0.2%
CALIFORNIA 0.1%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 173,503
State of California,
GO, 1.75%, 11/1/2030 300,000 257,978
University of California,
RB, 1.61%, 5/15/2030 200,000 169,154
600,635

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Municipal Bonds
Principal
Amount ($) Value ($)
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 65,665
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
GO, 4.91%, 5/1/2029 100,000 106,988
TEXAS 0.1%
Texas Transportation
Commission, RB,
Series B,5.18%,
4/1/2030 350,000 375,421
Total Municipal Bonds
(cost $1,302,061) 1,148,709
Mortgage-Backed Securities 28.2%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 187,000 165,580
Pool# QB3891
2.00%, 10/1/2050 133,000 117,765
Pool# RA3986
2.50%, 11/1/2050 1,640,827 1,499,252
Pool# SD7536
2.50%, 2/1/2051 1,697,572 1,554,942
Pool# SD8145
1.50%, 5/1/2051 4,947,813 4,179,535
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,321,389 1,315,288
Pool# CA9152
2.50%, 2/1/2036 2,696,760 2,585,091
Pool# FS0146
3.50%, 9/1/2043 1,851,137 1,830,007
Pool# BE3774
4.00%, 7/1/2047 1,082,425 1,088,446
Pool# CA2471
4.00%, 10/1/2048 1,003,863 1,003,241
Pool# MA3692
3.50%, 7/1/2049 3,585,470 3,493,121
Pool# FM2363
3.00%, 1/1/2050 962,846 914,779
Pool# CA6020
3.00%, 6/1/2050 2,059,339 1,945,645
Pool# MA4158
2.00%, 10/1/2050 246,000 218,415
Pool# CA7404
4.00%, 10/1/2050 4,943,456 4,955,576
Pool# CA9190
2.00%, 2/1/2051 3,138,445 2,777,717
Pool# FM6554
2.00%, 3/1/2051 1,360,233 1,203,987
Pool# FM6834
2.00%, 4/1/2051 625,330 553,522
Pool# BR7647
2.00%, 4/1/2051 81,508 72,080
Pool# FM8057
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
3.00%, 7/1/2051 4,656,991 4,416,651
Pool# MA4398
2.00%, 8/1/2051 7,539,530 6,662,065
Pool# MA4400
3.00%, 8/1/2051 4,303,402 4,072,632
Pool# MA4437
2.00%, 10/1/2051 1,111,757 982,296
Pool# FM8997
2.50%, 10/1/2051 9,546,576 8,725,522
Pool# FM9450
2.00%, 11/1/2051 175,039 155,022
Pool# FM9578
2.00%, 12/1/2051 33,390 29,500
Pool# CB3156
2.00%, 3/1/2052 9,959,183 8,799,493
Pool# CB3159
2.50%, 3/1/2052 8,674,039 7,925,194
Pool# CB3368
3.00%, 4/1/2052 1,996,791 1,889,704
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 5/25/2037 8,100,000 7,407,753
2.00%, 5/25/2037 14,100,000 13,210,575
2.50%, 5/25/2037 4,100,000 3,923,028
3.00%, 5/25/2037 4,900,000 4,802,574
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 5/25/2052 800,000 674,563
2.00%, 5/25/2052 20,436,143 18,026,115
2.50%, 5/25/2052 3,225,000 2,941,910
3.00%, 5/25/2052 4,725,000 4,455,165
3.50%, 5/25/2052 2,950,000 2,860,809
4.00%, 5/25/2052 625,000 621,436
4.50%, 5/25/2052 8,600,000 8,742,773
1.50%, 6/25/2052 225,000 189,315
2.00%, 6/25/2052 5,100,000 4,490,151
2.50%, 6/25/2052 675,000 614,494
3.00%, 6/25/2052 2,075,000 1,952,206
3.50%, 6/25/2052 1,425,000 1,378,362
4.00%, 6/25/2052 325,000 322,093
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 508,119 489,222
Pool# AC0071
3.50%, 10/20/2042 723,214 711,977
Pool# MA2600
3.00%, 2/20/2045 560,644 539,848
Pool# MA2825
3.00%, 5/20/2045 408,790 393,575
Pool# MA4509
3.00%, 6/20/2047 528,926 508,700
Pool# MA4718
3.00%, 9/20/2047 491,970 473,010
Pool# MA4719
3.50%, 9/20/2047 1,948,224 1,932,676
Pool# MA6409
3.00%, 1/20/2050 206,167 197,541

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# MA6710
3.00%, 6/20/2050 1,132,629 1,085,156
Pool# MA7766
2.00%, 12/20/2051 22,742,058 20,758,010
Pool# MA7767
2.50%, 12/20/2051 3,015,460 2,804,391
GNMA TBA
1.50%, 5/15/2052 1,000,000 867,266
2.50%, 5/15/2052 21,700,000 20,134,241
3.00%, 5/15/2052 5,425,000 5,171,135
3.50%, 5/15/2052 8,100,000 7,923,445
4.00%, 5/15/2052 5,325,000 5,332,696
Total Mortgage-Backed Securities
(cost $233,386,128) 221,068,279
Foreign Government Securities 0.4%
CANADA 0.1%
Province of Alberta,
1.30%, 7/22/2030 60,000 51,400
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,292
Province of Ontario
0.63%, 1/21/2026 50,000 45,603
2.30%, 6/15/2026 45,000 43,473
1.05%, 5/21/2027 25,000 22,430
2.00%, 10/2/2029 25,000 22,891
1.13%, 10/7/2030 40,000 33,693
Province of Quebec
0.60%, 7/23/2025 50,000 46,208
2.50%, 4/20/2026 50,000 48,783
2.75%, 4/12/2027 25,000 24,510
360,283
CHILE 0.0%
†
Republic of Chile, 3.24%,
2/6/2028 250,000 238,943
INDONESIA 0.0%
†
Republic of Indonesia,
4.10%, 4/24/2028 300,000 302,484
ISRAEL 0.0%
†
State of Israel Government
Bond, 2.75%, 7/3/2030 300,000 283,500
ITALY 0.0%
†
Italian Republic
Government Bond,
2.88%, 10/17/2029 300,000 273,358
MEXICO 0.0%
†
United Mexican States,
3.75%, 1/11/2028 300,000 288,705
PANAMA 0.1%
Republic of Panama,
8.88%, 9/30/2027 300,000 363,342
PERU 0.0%
†
Republic of Peru, 2.78%,
1/23/2031 200,000 173,274
Foreign Government Securities
Principal
Amount ($) Value ($)
PHILIPPINES 0.1%
Republic of Philippines,
5.50%, 3/30/2026 350,000 370,512
URUGUAY 0.1%
Oriental Republic of
Uruguay
4.38%, 10/27/2027 250,000 255,002
4.38%, 1/23/2031 250,000 256,255
511,257
Total Foreign Government Securities
(cost $3,491,818) 3,165,658
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 933,574
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 964,769
Total Supranational
(cost $2,026,254) 1,898,343
U.S. Treasury Obligations 28.4%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,253,164
1.88%, 2/15/2041 24,900,000 20,328,515
2.00%, 11/15/2041(f) 40,000,000 33,106,250
2.75%, 11/15/2042 6,500,000 6,051,348
3.00%, 5/15/2045 11,000,000 10,639,062
3.00%, 2/15/2047 2,934,700 2,859,040
1.63%, 11/15/2050 7,000,000 5,145,547
U.S. Treasury Notes
1.63%, 5/15/2031 31,000,000 27,862,461
1.25%, 8/15/2031(f) 72,000,000 62,358,750
1.38%, 11/15/2031 60,000,000 52,396,875
Total U.S. Treasury Obligations
(cost $253,010,518) 222,001,012
Repurchase Agreement 0.0%
†
CF Secured, LLC 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $371,309,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$378,735. (g)(h) 371,300 371,300
Total Repurchase
Agreement
(cost $371,300)
371,300
Total Investments Before TBA Sale Commitments
(cost $862,486,788) — 100.7% 788,279,055

20 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
TBA Sale Commitment   (1.0)%
Principal
Amount ($) Value ($)
Mortgage-Backed Security
GNMA TBA 2.00%,
5/15/2052 (8,200,000) (7,437,977)
Total TBA Sale Commitment
(cost $(7,587,723)) (7,437,977)
Total Investments
(cost $854,899,065) — 99.7% 780,841,078
Other assets in excess of liabilities — 0.3% 2,005,404
NET ASSETS — 100.0%
$ 782,846,482
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$68,016,499 which represents 8.69% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(d) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $355,500, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$371,300.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(f) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $371,300.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.86% annually Rec 9/21/2027 USD 1,250,000 – 55,972 55,972
1 Day SOFR annually 1.98% annually Rec 9/21/2027 USD 860,000 – 33,794 33,794
1 Day SOFR annually 2.28% annually Rec 9/21/2027 USD 980,000 – 24,840 24,840
1 Day SOFR annually 2.34% annually Rec 9/21/2027 USD 550,000 – 12,312 12,312
1 Day SOFR annually 2.46% annually Rec 9/21/2027 USD 880,000 – 14,998 14,998
1 Day SOFR annually 2.68% annually Rec 9/21/2027 USD 470,000 – 3,085 3,085
1 Day SONIA annually 1.83% annually Rec 9/21/2027 GBP 360,000 – 6,730 6,730
1 Day SONIA annually 1.89% annually Rec 9/21/2027 GBP 640,000 – 9,641 9,641
1 Day SORA
semi-annually
2.17%
semi-annually Rec 9/21/2027 SGD 290,000 – 2,451 2,451
1 Day SORA
semi-annually
2.2%
semi-annually Rec 9/21/2027 SGD 650,000 – 4,780 4,780
1 Day SORA
semi-annually
2.37%
semi-annually Rec 9/21/2027 SGD 1,010,000 – 1,470 1,470
1 Month TIIE monthly 8.38% monthly Rec 9/15/2027 MXN 5,710,000 – 8,623 8,623
1 Month TIIE monthly 8.45% monthly Rec 9/15/2027 MXN 11,380,000 – 16,487 16,487
1 Month TIIE monthly 8.86% monthly Rec 9/15/2027 MXN 11,700,000 – 7,790 7,790
1 Month TIIE monthly 8.86% monthly Rec 9/15/2027 MXN 10,460,000 – 7,064 7,064
1 Month TIIE monthly 8.9% monthly Rec 9/15/2027 MXN 10,880,000 – 6,517 6,517
1 Month TIIE monthly 8.99% monthly Rec 9/15/2027 MXN 11,050,000 – 4,561 4,561

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 21
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month BA
semi-annually
2.1%
semi-annually Rec 9/21/2027 CAD 7,010,000 30,018 258,538 288,556
3 Month BA
semi-annually
2.22%
semi-annually Rec 9/21/2027 CAD 1,260,000 1,650 44,782 46,432
3 Month BA
semi-annually
2.83%
semi-annually Rec 9/21/2027 CAD 750,000 – 11,332 11,332
3 Month BA
semi-annually
2.85%
semi-annually Rec 9/21/2027 CAD 1,300,000 – 18,574 18,574
3 Month BA
semi-annually
2.89%
semi-annually Rec 9/21/2027 CAD 920,000 – 11,929 11,929
3 Month BA
semi-annually
3.19%
semi-annually Rec 9/21/2027 CAD 350,000 – 806 806
3 Month HIBOR
quarterly
3.09% quarterly
Pay 9/21/2027 HKD 2,590,000 – 349 349
3 Month HIBOR
quarterly
3.1% quarterly
Pay 9/21/2027 HKD 2,590,000 – 441 441
6 Month BBR
semi-annually
3.34%
semi-annually Rec 9/21/2027 AUD 360,000 – 3,427 3,427
6 Month WIBOR
semi-annually
4.85% annually
Rec 9/21/2027 PLN 11,280,000 – 162,119 162,119
6 Month WIBOR
semi-annually
5.13% annually
Rec 9/21/2027 PLN 2,140,000 – 25,295 25,295
6 Month WIBOR
semi-annually
5.21% annually
Rec 9/21/2027 PLN 11,110,000 – 123,647 123,647
6 Month WIBOR
semi-annually
5.83% annually
Rec 9/21/2027 PLN 1,470,000 – 7,896 7,896
6 Month WIBOR
semi-annually
6% annually
Rec 9/21/2027 PLN 1,940,000 – 7,472 7,472
Total unrealized appreciation 31,668 897,722 929,390
1 Day SONIA annually 2.24% annually Rec 9/21/2027 GBP 370,000 (1,130) (951) (2,081)
1 Day SONIA annually 2.25% annually Rec 9/21/2027 GBP 360,000 – (2,181) (2,181)
1 Day SORA
semi-annually
2.46%
semi-annually Rec 9/21/2027 SGD 840,000 – (1,134) (1,134)
1 Day SORA
semi-annually
2.55%
semi-annually Rec 9/21/2027 SGD 1,070,000 – (4,881) (4,881)
1 Day SORA
semi-annually
2.58%
semi-annually Rec 9/21/2027 SGD 790,000 – (4,271) (4,271)
3 Month HIBOR
quarterly
2.06% quarterly
Pay 9/21/2027 HKD 9,218,886 – (55,346) (55,346)
3 Month HIBOR
quarterly
2.07% quarterly
Pay 9/21/2027 HKD 18,610,200 – (110,351) (110,351)
3 Month HIBOR
quarterly
2.3% quarterly
Pay 9/21/2027 HKD 3,900,000 – (17,795) (17,795)
3 Month HIBOR
quarterly
2.3% quarterly
Pay 9/21/2027 HKD 2,388,000 – (10,938) (10,938)
3 Month HIBOR
quarterly
2.31% quarterly
Pay 9/21/2027 HKD 3,582,000 – (16,185) (16,185)
3 Month HIBOR
quarterly
2.48% quarterly
Pay 9/21/2027 HKD 6,350,000 – (22,212) (22,212)
3 Month HIBOR
quarterly
2.54% quarterly
Pay 9/21/2027 HKD 3,990,000 – (12,458) (12,458)
3 Month HIBOR
quarterly
2.85% quarterly
Pay 9/21/2027 HKD 2,915,000 – (3,901) (3,901)
3 Month HIBOR
quarterly
2.86% quarterly
Pay 9/21/2027 HKD 2,915,000 – (3,729) (3,729)
3 Month HIBOR
quarterly
2.89% quarterly
Pay 9/21/2027 HKD 4,030,000 – (4,273) (4,273)

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month JIBAR
quarterly
7.4% quarterly
Pay 9/21/2027 ZAR 4,770,000 – (5,364) (5,364)
3 Month JIBAR
quarterly
7.52% quarterly
Pay 9/21/2027 ZAR 9,010,000 – (7,343) (7,343)
3 Month JIBAR
quarterly
7.54% quarterly
Pay 9/21/2027 ZAR 10,740,000 – (8,268) (8,268)
3 Month JIBAR
quarterly
7.54% quarterly
Pay 9/21/2027 ZAR 7,480,000 – (5,806) (5,806)
3 Month JIBAR
quarterly
7.62% quarterly
Pay 9/21/2027 ZAR 9,100,000 – (5,186) (5,186)
3 Month JIBAR
quarterly
7.63% quarterly
Pay 9/21/2027 ZAR 4,535,000 – (2,409) (2,409)
3 Month JIBAR
quarterly
7.66% quarterly
Pay 9/21/2027 ZAR 8,140,000 – (3,694) (3,694)
3 Month JIBAR
quarterly
7.68% quarterly
Pay 9/21/2027 ZAR 4,535,000 – (1,883) (1,883)
3 Month STIBOR
quarterly
1.33% annually
Pay 9/21/2027 SEK 90,250,000 (5,395) (442,968) (448,363)
3 Month STIBOR
quarterly
1.64% annually
Pay 9/21/2027 SEK 3,660,000 – (12,822) (12,822)
3 Month STIBOR
quarterly
1.8% annually
Pay 9/21/2027 SEK 5,520,000 (224) (14,949) (15,173)
3 Month STIBOR
quarterly
1.91% annually
Pay 9/21/2027 SEK 7,630,000 – (16,914) (16,914)
6 Month EURIBOR
semi-annually
0.65% annually
Pay 9/21/2027 EUR 6,220,000 2,786 (302,809) (300,023)
6 Month EURIBOR
semi-annually
0.88% annually
Pay 9/21/2027 EUR 940,000 – (34,432) (34,432)
6 Month EURIBOR
semi-annually
0.91% annually
Pay 9/21/2027 EUR 560,000 – (19,755) (19,755)
6 Month EURIBOR
semi-annually
0.98% annually
Pay 9/21/2027 EUR 540,000 (1,669) (15,340) (17,009)
6 Month EURIBOR
semi-annually
1.02% annually
Pay 9/21/2027 EUR 810,000 1,347 (25,418) (24,071)
6 Month EURIBOR
semi-annually
1.05% annually
Pay 9/21/2027 EUR 1,010,000 (2,408) (25,967) (28,375)
6 Month EURIBOR
semi-annually
1.26% annually
Pay 9/21/2027 EUR 530,000 (1,458) (7,551) (9,009)
6 Month EURIBOR
semi-annually
1.3% annually
Pay 9/21/2027 EUR 400,000 – (6,000) (6,000)
6 Month EURIBOR
semi-annually
1.51% annually
Pay 9/21/2027 EUR 250,000 650 (1,815) (1,165)
6 Month EURIBOR
semi-annually
1.52% annually
Pay 9/21/2027 EUR 470,000 – (1,955) (1,955)
6 Month EURIBOR
semi-annually
1.54% annually
Pay 9/21/2027 EUR 680,000 – (2,082) (2,082)
Total unrealized depreciation (7,501) (1,241,336) (1,248,837)
Net unrealized depreciation 24,167 (343,614) (319,447)
– – –

Nationwide Bond Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 23
Abbreviation :
BA Banker Acceptance Rate
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Agreed Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIE Interbank Equilibrium Interest Rate
WIBOR Warsaw Interbank Offered Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand
OTC Interest rate swap contracts outstanding as of April 30, 2022 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
3.24%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
406,130,000 – 1,919 1,919
Total unrealized appreciation – 1,919 1,919
3 Month CD_KSDA
quarterly
2.76%
quarterly
Pay BNP Paribas
9/21/2027
KRW
1,042,300,000 – (14,019) (14,019)
3 Month CD_KSDA
quarterly
2.8%
quarterly
Pay BNP Paribas
9/21/2027
KRW
373,123,800 – (4,459) (4,459)
3 Month CD_KSDA
quarterly
2.83%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
1,008,816,200 – (10,846) (10,846)
3 Month CD_KSDA
quarterly
2.83%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
587,810,000 – (6,254) (6,254)
3 Month CD_KSDA
quarterly
2.92%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
676,500,000 – (4,865) (4,865)
3 Month CD_KSDA
quarterly
2.92%
quarterly
Pay Citigroup
Global
Markets 9/21/2027
KRW
676,500,000 – (5,043) (5,043)
3 Month CD_KSDA
quarterly
2.97%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
706,370,000 – (3,836) (3,836)
3 Month CD_KSDA
quarterly
2.97%
quarterly
Pay Citigroup
Global
Markets 9/21/2027
KRW
553,015,000 – (3,086) (3,086)
3 Month CD_KSDA
quarterly
2.99%
quarterly
Pay JPMorgan
Chase Bank
NA 9/21/2027
KRW
553,015,000 – (2,671) (2,671)
3 Month CD_KSDA
quarterly
3.02%
quarterly
Pay Bank of
America NA 9/21/2027
KRW
706,370,000 – (2,486) (2,486)
3 Month CD_KSDA
quarterly
3.06%
quarterly
Pay JPMorgan
Chase Bank
NA 9/21/2027
KRW
1,182,750,000 – (2,279) (2,279)
3 Month CD_KSDA
quarterly
3.06%
quarterly
Pay JPMorgan
Chase Bank
NA 9/21/2027
KRW
309,380,500 – (625) (625)
3 Month CD_KSDA
quarterly
3.07%
quarterly
Pay JPMorgan
Chase Bank
NA 9/21/2027
KRW
309,380,500 – (509) (509)
3 Month CD_KSDA
quarterly
3.1%
quarterly
Pay JPMorgan
Chase Bank
NA 9/21/2027
KRW
333,179,000 – (205) (205)
Total unrealized depreciation – (61,183) (61,183)
Net unrealized depreciation – (59,264) (59,264)

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Portfolio
At April 30, 2022, the Fund had $324,416 segregated as collateral for interest rate swap contracts.
Abbreviation :
KSDA Certificate of Deposit 91-day Korean Bond Rate
Currency:
KRW South Korean won
Forward Foreign Currency Contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 833,169 GBP 640,000 Bank of America NA 6/15/2022 28,356
Net unrealized appreciation 28,356
Currency:
GBP British pound
USD United States dollar
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 152 6/2022 EUR 24,628,525 (1,790,136)
Long Gilt 78 6/2022 GBP 11,616,726 (44,268)
U.S. Treasury 10 Year Ultra Note 76 6/2022 USD 9,804,000 (413,739)
U.S. Treasury Ultra Bond 38 6/2022 USD 6,096,625 (328,050)
Total long contracts (2,576,193)
Short Contracts
Australia 10 Year Bond (79) 6/2022 AUD (6,929,165) (571)
Canada 10 Year Bond (110) 6/2022 CAD (10,819,756) 181,844
U.S. Treasury 2 Year Note (109) 6/2022 USD (22,978,563) 37,557
U.S. Treasury 5 Year Note (288) 6/2022 USD (32,449,500) 72,545
U.S. Treasury 10 Year Note (215) 6/2022 USD (25,618,594) 1,808,317
U.S. Treasury Long Bond (15) 6/2022 USD (2,110,313) 244,918
Total short contracts 2,344,610
Net contracts (231,583)
As of April 30, 2022, the Fund had $1,676,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6.1%
Principal
Amount ($) Value ($)
Automobiles 0.9%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 1,968,951
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,518,864
Enterprise Fleet Financing
LLC, Series 2020-2, Class
A2, 0.61%, 7/20/2026(a) 5,861,160 5,736,265
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,162,367
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,713,967
GM Financial Revolving
Receivables Trust, Series
2021-1, Class A, 1.17%,
6/12/2034(a) 6,500,000 5,842,752
Hertz Vehicle Financing III LP
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 4,250,000 3,798,123
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,860,559
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 4,530,000 4,489,399
Tesla Auto Lease Trust, Series
2021-A, Class A3, 0.56%,
3/20/2025(a) 5,159,000 4,977,624
Toyota Auto Loan Extended
Note Trust
Series 2020-1A, Class A,
1.35%, 5/25/2033(a) 3,150,000 2,945,443
Series 2021-1A, Class A,
1.07%, 2/27/2034(a) 3,690,000 3,364,979
43,379,293
Equipment Loans & Leases 0.2%
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,400,203 1,244,158
CLI Funding VIII LLC, Series
2022-1A, Class A1, 2.72%,
1/18/2047(a) 4,173,312 3,845,244
Lunar Structured Aircraft
Portfolio Notes, Series
2021-1, Class A, 2.64%,
10/15/2046(a) 2,155,310 1,959,526
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,088,167
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 680,123 675,259
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Stonepeak ABS, Series 2021-
1A 2.30%, 2/28/2033(a) 2,263,715 2,120,012
11,932,366
Home Equity 0.3%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 1.37%,
10/25/2035(b) 2,330,000 2,268,701
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2006-HE5, Class A5,
0.91%, 7/25/2036(b) 4,140,000 4,015,781
Bayview Financial Mortgage
Pass-Through Trust, Series
2006-A, Class M3, 1.72%,
2/28/2041(b) 2,965,608 2,956,001
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.57%, 8/25/2034(b) 3,705,459 3,595,517
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.72%, 6/25/2035(b) 1,090,000 993,515
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 1.69%,
9/25/2034(b) 1,027,734 997,245
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 1.23%,
2/25/2036(b) 800,118 794,727
15,621,487
Home Equity Loan 0.3%
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.72%, 11/25/2034(b) 1,815,679 1,756,430
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2,
2.42%, 10/25/2037(a)(b) 5,000,000 4,741,302
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 1.09%,
8/25/2034(b) 1,675,647 1,604,374
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 1.21%,
12/25/2034(b) 835,614 805,372
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.79%,
11/25/2036(b) 1,022,005 967,526
JP Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
1.60%, 12/25/2035(b) 2,190,000 2,170,934

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity Loan
RAAC Trust, Series 2005-
SP3, Class M2, 1.87%,
12/25/2035(b) 384,805 383,897
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.91%, 10/25/2046(b) 1,329,000 1,190,456
Securitized Asset-Backed
Receivables LLC Trust,
Series 2005-OP1, Class
M1, 1.28%, 1/25/2035(b) 2,431,159 2,349,837
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.87%,
8/25/2034(b) 996,358 981,306
16,951,434
Other 3.6%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 3.01%,
1/20/2032(a)(b) 2,840,000 2,840,755
ABPCI Direct Lending Fund IX
LLC, Series 2020-9A, Class
A1R, 2.62%, 11/18/2031(a)
(b) 6,200,000 6,150,679
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 2.43%,
1/19/2033(a)(b) 1,500,000 1,497,219
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.56%,
11/2/2030(a)(b) 392,000 390,674
Apidos CLO XII, Series 2013-
12A, Class AR, 2.12%,
4/15/2031(a)(b) 1,100,000 1,093,681
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL4, Class A,
1.90%, 11/15/2036(a)(b) 2,060,000 2,044,162
Series 2022-FL1, Class A,
1.72%, 1/15/2037(a)(b) 666,000 662,958
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
2.23%, 4/18/2033(a)(b) 2,250,000 2,231,143
Balboa Bay Loan Funding
Ltd., Series 2020-1A, Class
AR, 2.18%, 1/20/2032(a)(b) 5,000,000 4,957,530
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
1.68%, 11/20/2030(a)(b) 970,000 963,310
BCRED MML CLO LLC,
Series 2021-1A, Class A,
1.81%, 1/15/2035(a)(b) 1,650,000 1,626,308
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A,
2.76%, 4/20/2033(a)(b) 5,000,000 4,954,870
BlueMountain CLO Ltd.,
Series 2015-3A, Class A1R,
2.06%, 4/20/2031(a)(b) 1,215,000 1,205,022
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
2.12%, 7/15/2031(a)(b) 2,000,000 1,983,446
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-1A, Class
A1R2, 2.01%, 4/17/2031(a)
(b) 1,450,590 1,438,318
Series 2015-4A, Class A1R,
2.40%, 7/20/2032(a)(b) 1,100,000 1,094,593
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 2.76%,
4/20/2029(a)(b) 3,050,000 3,045,742
CBAM Ltd., Series 2017-
1A, Class A1, 2.31%,
7/20/2030(a)(b) 1,050,000 1,047,668
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 2.89%, 10/15/2031(a)(b) 360,000 360,205
CIFC Funding Ltd.
Series 2021-4A, Class A,
2.09%, 7/15/2033(a)(b) 1,980,000 1,962,251
Series 2014-4RA, Class
A1AR, 2.21%, 1/17/2035(a)
(b) 2,490,000 2,465,573
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 2.28%,
1/20/2035(a)(b) 7,000,000 6,871,662
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 1,169,519 1,155,053
Dryden 80 CLO Ltd., Series
2019-80A, Class BR,
2.60%, 1/17/2033(a)(b) 4,490,000 4,428,083
Eaton Vance CLO Ltd., Series
2020-2A, Class AR, 2.19%,
1/15/2035(a)(b) 4,260,000 4,216,084
Fortress Credit Bsl X Ltd.,
Series 2021-1A, Class A,
2.53%, 4/20/2033(a)(b) 6,960,000 6,898,564
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,421,887 1,327,747
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.68%,
11/22/2031(a)(b) 450,000 447,003
Golub Capital Partners CLO
25M Ltd., Series 2015-
25A, Class AR, 1.69%,
5/5/2030(a)(b) 1,000,000 990,245
Golub Capital Partners CLO
57M Ltd., Series 2021-
57A, Class A1, 2.67%,
10/25/2034(a)(b) 5,530,000 5,453,139
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 1,862,211 1,642,341

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 2.83%, 12/20/2029(a)(b) 2,115,973 2,111,222
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
1.57%, 7/15/2039(a)(b) 2,070,000 2,018,818
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
2.34%, 1/27/2031(a)(b) 900,000 896,707
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
2.84%, 4/26/2031(a)(b) 1,200,000 1,190,713
Grippen Park CLO Ltd., Series
2017-1A, Class C, 3.36%,
1/20/2030(a)(b) 2,110,000 2,098,610
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 2.74%,
1/17/2030(a)(b) 750,000 743,560
Halsey Point CLO I Ltd.,
Series 2019-1A, Class
A1A1, 2.41%, 1/20/2033(a)
(b) 6,619,000 6,571,257
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,260,000 1,959,569
KKR CLO 20 Ltd., Series
20, Class A, 2.17%,
10/16/2030(a)(b) 1,100,000 1,093,806
KKR CLO Ltd., Series
21, Class A, 2.04%,
4/15/2031(a)(b) 1,160,000 1,149,589
LCM XVIII LP, Series
19A, Class AR, 2.28%,
7/15/2027(a)(b) 82,772 82,764
Legacy Mortgage Asset Trust,
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,218,715 1,217,562
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 2.05%,
4/20/2032(a)(b) 2,140,000 2,122,642
Marathon CLO Ltd., Series
2020-15A, Class A2R,
2.31%, 11/15/2031(a)(b) 3,400,000 3,364,099
MF1 Ltd.
Series 2021-FL7, Class A,
1.63%, 10/16/2036(a)(b) 2,080,000 2,040,540
Series 2022-FL8, Class A,
1.62%, 2/19/2037(a)(b) 4,570,000 4,553,827
MidOcean Credit CLO VIII,
Series 2018-8A, Class A1R,
1.53%, 2/20/2031(a)(b) 2,860,000 2,832,064
MKS CLO Ltd., Series
2017-2A, Class A, 2.25%,
1/20/2031(a)(b) 5,000,000 4,968,595
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Myers Park CLO Ltd., Series
2018-1A, Class B1, 2.66%,
10/20/2030(a)(b) 510,000 505,264
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
2.06%, 4/19/2030(a)(b) 500,000 497,738
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
2.17%, 10/19/2031(a)(b) 283,333 282,106
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
2.15%, 7/25/2030(a)(b) 1,050,000 1,043,850
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 1.39%,
2/14/2031(a)(b) 720,000 712,082
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.50%, 5/23/2031(a)(b) 500,000 497,344
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 2.28%,
5/20/2031(a)(b) 1,810,000 1,796,450
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
1.54%, 11/14/2034(a)(b) 1,500,000 1,485,447
Parliament Funding II Ltd.,
Series 2020-1A, Class AR,
2.31%, 10/20/2031(a)(b) 3,120,000 3,096,447
Rad CLO 15 Ltd., Series
2021-15A, Class A, 1.34%,
1/20/2034(a)(b) 4,590,000 4,532,125
Recette CLO Ltd., Series
2015-1A, Class ARR,
2.14%, 4/20/2034(a)(b) 340,000 334,278
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 735,057 697,147
Stratus CLO Ltd., Series
2021-3A, Class A, 2.01%,
12/29/2029(a)(b) 6,396,790 6,349,204
STWD Ltd.
Series 2019-FL1, Class A,
1.72%, 7/15/2038(a)(b) 908,442 904,485
Series 2022-FL3, Class E,
3.52%, 11/15/2038(a)(b) 1,880,000 1,871,805
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,168,758 2,108,128
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
2.00%, 4/16/2031(a)(b) 1,750,000 1,735,965
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class BR,
2.78%, 7/23/2033(a)(b) 2,320,000 2,281,270

28 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
TCI-Flatiron CLO Ltd., Series
2016-1A, Class AR3,
1.95%, 1/17/2032(a)(b) 3,560,000 3,553,539
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
2.82%, 10/25/2048(a)(b) 970,000 979,155
Series 2017-6, Class A1,
2.75%, 10/25/2057(a)(b) 3,599,913 3,541,588
Series 2019-HY2, Class A1,
1.67%, 5/25/2058(a)(b) 1,090,667 1,084,104
Voya CLO Ltd.
Series 2018-2A, Class A1,
2.04%, 7/15/2031(a)(b) 1,586,582 1,572,158
Series 2018-3A, Class A1A,
2.19%, 10/15/2031(a)(b) 940,000 933,913
Series 2016-3A, Class A1R,
2.23%, 10/18/2031(a)(b) 6,560,000 6,520,725
Series 2018-4A, Class
A1AR, 2.08%, 1/15/2032(a)
(b) 325,000 322,011
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
2.14%, 7/15/2034(a)(b) 5,250,000 5,192,224
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
2.40%, 10/24/2034(a)(b) 2,260,000 2,246,998
175,139,522
Student Loan 0.8%
AccessLex Institute, Series
2007-A, Class A3, 0.80%,
5/25/2036(b) 2,408,322 2,340,030
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,525,901 1,425,902
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.82%,
11/25/2069(a)(b) 1,528,813 1,518,431
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.59%, 5/20/2030(b) 784,444 785,183
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,373,440
Series 2019-D, Class A2B,
1.60%, 12/15/2059(a)(b) 3,095,542 3,076,651
Series 2018-DA, Class A2A,
4.00%, 12/15/2059(a) 4,179,413 4,226,595
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 2,964,216
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,358,302 1,308,471
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
1.27%, 12/26/2069(a)(b) 2,359,358 2,339,096
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SLM Student Loan Trust,
Series 2005-7, Class A4,
1.33%, 10/25/2029(b) 256,623 255,016
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 970,405
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,305,943 1,234,555
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,560,964 1,417,652
Series 2021-C, Class A2,
1.35%, 1/15/2053(a)(b) 7,960,000 7,940,062
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,120,000 1,959,816
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 1,456,139 1,425,949
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,262,377 1,222,894
39,784,364
Total Asset-Backed Securities
(cost $310,274,629)
302,808,466
Collateralized Mortgage Obligations 2.8%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 4,024,352 3,788,904
Citigroup Mortgage Loan
Trust, Series 2018-
RP3, Class M3, 3.25%,
3/25/2061(a)(b) 4,471,000 4,130,584
Connecticut Avenue Securities
Trust
Series 2019-R07, Class
1M2, 2.77%, 10/25/2039(a)
(b) 106,522 106,522
Series 2021-R03, Class
1M2, 1.94%, 12/25/2041(a)
(b) 4,650,000 4,442,250
Series 2022-R04, Class
1M2, 3.39%, 3/25/2042(a)
(b) 2,980,000 2,994,940
CSMC Trust
Series 2015-12R, Class
2A1, 0.69%, 11/30/2037(a)
(b) 484,130 482,770
Series 2021-2R, Class 1A1,
2.20%, 7/25/2047(a)(b) 865,288 871,527
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 365,217 348,907
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 365,217 348,853

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 29
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-RPL4, Class
A1, 2.00%, 1/25/2060(a)(b) 3,739,283 3,557,929
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,366,937 1,314,228
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,725,577 1,537,736
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 2,526,938 2,378,393
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,754,599
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.69%, 4/19/2047(b) 954,467 836,796
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,614,969 1,470,726
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 2.39%, 10/25/2033(a)
(b) 3,153,000 3,070,106
Series 2021-DNA6, Class
M2, 1.79%, 10/25/2041(a)
(b) 2,090,000 2,014,795
Series 2020-DNA4, Class
M2, 4.42%, 8/25/2050(a)(b) 107,336 107,762
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2021-DNA7, Class
M2, 2.09%, 11/25/2041(a)
(b) 4,540,000 4,393,239
Series 2022-DNA2, Class
M1A, 1.59%, 2/25/2042(a)
(b) 3,696,946 3,661,821
FNMA
Series 2014-C02, Class
1M2, 3.27%, 5/25/2024(b) 864,401 872,204
Series 2014-C02, Class
2M2, 3.27%, 5/25/2024(b) 398,850 401,836
Series 2014-C03, Class
1M2, 3.67%, 7/25/2024(b) 510,440 516,803
Series 2016-C02, Class
1M2, 6.67%, 9/25/2028(b) 500,121 526,977
Series 2016-C06, Class
1M2, 4.92%, 4/25/2029(b) 477,356 499,127
Series 2017-C03, Class
1M2, 3.67%, 10/25/2029(b) 2,925,234 3,002,296
Series 2017-C05, Class
1M2, 2.87%, 1/25/2030(b) 1,071,637 1,079,684
Series 2018-C01, Class
1M2, 2.92%, 7/25/2030(b) 1,683,988 1,699,767
Series , Class , 4.00%,
5/25/2051 5,900,000 5,887,555
GNMA REMICS
Series 2016-H04, Class HA,
2.25%, 7/20/2065 17,800,057 17,538,971
Series 2017-H03, Class NA,
3.13%, 10/20/2066 1,208,529 1,192,513
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H23, Class MA,
3.00%, 11/20/2067 2,020,894 1,975,858
Series 2020-H09, Class FL,
1.39%, 5/20/2070(b) 513,991 524,213
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.61%,
9/26/2037(a)(b) 845,886 837,864
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,635,881 1,602,921
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,277,136 1,277,316
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 476,627 451,382
Series 2021-GS5, Class A1,
2.25%, 7/25/2067(a)(c) 5,247,589 4,953,617
Mill City Mortgage Loan Trust,
Series 2019-GS2, Class A1,
2.75%, 8/25/2059(a)(b) 3,490,141 3,426,895
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.93%,
4/25/2035(b) 996,680 977,815
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,700,617 2,665,293
Series 2018-RPL1, Class
A1, 3.50%, 12/25/2057(a)(b) 3,292,210 3,277,444
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 2,498,302 2,423,874
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 1,825,029 1,776,123
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 896,436 874,390
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 870,070 848,977
Series 2022-NQM2, Class
A1, 3.08%, 3/27/2062(a)(b) 3,853,626 3,712,085
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 971,738 902,946
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 4,048,040 3,836,834
Onslow Bay Mortgage
Loan Trust, Series 2021-
NQM4, Class A1, 1.96%,
10/25/2061(a)(b) 5,066,729 4,661,474
PRKCM Trust, Series 2021-
AFC2, Class A1, 2.07%,
11/25/2056(a)(b) 4,238,916 3,932,903
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 1,019,510 1,013,077
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 2,187,717 2,171,772

30 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,745,718
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,931,934
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 2,880,317
SG Residential Mortgage
Trust, Series 2022-1, Class
A1, 3.17%, 3/27/2062(a)(b) 3,805,769 3,688,561
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.73%, 8/25/2034(b) 1,643,736 1,664,705
Series 2005-AR13, Class
A1A1, 1.25%, 10/25/2045(b) 616,893 606,179
Total Collateralized Mortgage Obligations
(cost $144,293,816)
138,473,607
Commercial Mortgage-Backed Securities 3.1%
AOA Mortgage Trust, Series
2021-1177, Class A, 1.43%,
10/15/2038(a)(b) 2,580,000 2,510,531
AREIT Trust
Series 2022-CRE6, Class A,
1.53%, 11/17/2024(a)(b) 2,220,000 2,194,403
Series 2022-CRE6, Class E,
3.68%, 1/17/2025(a)(b) 2,050,000 1,988,828
Series 2021-CRE5, Class A,
1.63%, 7/17/2026(a)(b) 1,540,000 1,530,836
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
1.40%, 9/15/2034(a)(b) 2,500,000 2,449,858
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,170,225
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,374,470
Series 2022-BNK39, Class
XA, IO, 0.54%, 2/15/2055(b) 186,143,503 6,126,485
Series 2017-BNK5, Class
XA, IO, 1.16%, 6/15/2060(b) 46,461,696 1,707,202
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,947,563
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 3,630,000 3,230,145
Series 2021-BN38,
Class XA, IO, 0.92%,
12/15/2064(b) 40,358,797 2,458,331
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
1.40%, 8/15/2036(a)(b) 2,610,000 2,570,716
BDS, Series 2021-FL8, Class
A, 1.47%, 1/18/2036(a)(b) 877,715 864,596
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 4,530,000 4,044,728
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BHMS, Series 2018-
ATLS, Class D, 2.80%,
7/15/2035(a)(b) 3,830,000 3,724,207
BIG Commercial Mortgage
Trust, Series 2022-
BIG, Class B, 2.25%,
2/15/2039(a)(b) 4,000,000 3,961,128
BPR Trust, Series 2021-
TY, Class B, 1.70%,
9/15/2038(a)(b) 780,000 758,494
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
1.55%, 4/15/2034(a)(b) 4,420,000 4,356,802
Series 2021-VOLT, Class A,
1.25%, 9/15/2036(a)(b) 5,570,000 5,451,951
Series 2021-XL2, Class D,
1.95%, 10/15/2038(a)(b) 2,378,765 2,310,146
Series 2021-ACNT, Class A,
1.41%, 11/15/2038(a)(b) 950,000 931,256
Series 2021-CIP, Class A,
1.47%, 12/15/2038(a)(b) 5,460,000 5,357,206
Series 2022-AHP, Class A,
1.50%, 1/17/2039(a)(b) 4,250,000 4,185,521
Series 2020-VIVA, Class E,
3.67%, 3/11/2044(a)(b) 2,140,000 1,780,629
BX Trust
Series 2021-BXMF, Class A,
1.19%, 10/15/2026(a)(b) 1,310,000 1,273,918
Series 2019-MMP, Class A,
1.55%, 8/15/2036(a)(b) 2,009,942 1,988,564
Series 2021-ARIA, Class D,
2.45%, 10/15/2036(a)(b) 2,490,000 2,419,921
Series 2022-LBA6, Class A,
1.51%, 1/15/2039(a)(b) 4,190,000 4,113,026
BXHPP Trust, Series 2021-
FILM, Class A, 1.20%,
8/15/2036(a)(b) 2,250,000 2,182,515
CFK Trust
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 2,670,000 2,352,982
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 1,274,320
CHT Mortgage Trust, Series
2017-CSMO, Class A,
1.48%, 11/15/2036(a)(b) 1,670,000 1,659,605
Credit Suisse Mortgage
Capital Certificates, Series
2019-ICE4, Class A, 1.53%,
5/15/2036(a)(b) 4,260,000 4,236,570
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,476,840
ELP Commercial Mortgage
Trust, Series 2021-
ELP, Class A, 1.26%,
11/15/2038(a)(b) 3,660,000 3,570,563
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 199,398 12,395

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 31
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-157, Class , IO,
0.95%, 6/16/2062(b) 9,626,741 702,355
Series 2020-190, Class , IO,
1.04%, 11/16/2062(b) 10,421,625 855,586
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class A,
1.50%, 10/15/2036(a)(b) 1,500,000 1,469,133
Series 2021-DM, Class A,
1.44%, 11/15/2036(a)(b) 4,660,000 4,554,169
Series 2020-DUNE, Class
A, 1.65%, 12/15/2036(a)(b) 4,500,000 4,464,345
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 1,987,111
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,219,270
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 3.30%,
5/15/2038(a)(b) 2,040,000 1,973,595
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.84%, 1/16/2037(a)
(b) 3,550,000 3,223,709
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 1,962,406
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,512,460
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.95%, 5/15/2036(a)(b) 1,780,000 1,755,947
Series 2018-H4, Class XA,
IO, 1.00%, 12/15/2051(b) 20,795,912 869,180
OPG Trust, Series 2021-
PORT, Class A, 1.04%,
10/15/2036(a)(b) 2,000,000 1,931,135
Ready Capital Mortgage
Financing LLC
Series 2021-FL6, Class A,
1.62%, 7/25/2036(a)(b) 980,000 959,903
Series 2021-FL7, Class A,
1.87%, 11/25/2036(a)(b) 2,566,611 2,522,028
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 1.70%,
5/15/2038(a)(b) 2,280,000 2,228,631
SMRT, Series 2022-
MINI, Class A, 1.52%,
1/15/2039(a)(b) 4,110,000 4,048,260
SREIT Trust
Series 2021-PALM, Class A,
1.14%, 10/15/2034(a)(b) 6,200,000 5,993,012
Series 2021-PALM, Class B,
1.36%, 10/15/2034(a)(b) 1,510,000 1,451,301
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-MFP2, Class A,
1.38%, 11/15/2036(a)(b) 5,720,000 5,576,775
Series 2021-MFP, Class A,
1.28%, 11/15/2038(a)(b) 2,650,000 2,598,247
TPGI Trust, Series 2021-
DGWD, Class A, 1.25%,
6/15/2026(a)(b) 1,370,000 1,342,553
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,447,211
Wells Fargo Commercial
Mortgage Trust, Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,017,166
Total Commercial Mortgage-Backed
Securities
(cost $159,884,870) 154,212,964
Common Stocks 45.5%
Shares
Aerospace & Defense 0.7%
AAR Corp. * 1,398 65,678
Aerojet Rocketdyne Holdings,
Inc. * 4,360 174,313
AeroVironment, Inc. * 1,298 104,255
AerSale Corp. * 3,669 53,127
Archer Aviation, Inc.,
Class A *(d) 728 3,356
Astra Space, Inc. * 615 1,968
Astronics Corp. * 969 9,390
Axon Enterprise, Inc. * 3,533 396,403
Boeing Co. (The) * 27,908 4,153,827
BWX Technologies, Inc. 4,707 244,387
Curtiss-Wright Corp. 1,739 248,520
Ducommun, Inc. * 444 22,675
General Dynamics Corp. 14,770 3,493,548
HEICO Corp. (d) 6,558 771,269
Hexcel Corp. (d) 4,411 239,782
Howmet Aerospace, Inc. 20,273 691,715
Huntington Ingalls Industries,
Inc. 4,359 927,334
Kaman Corp. 1,098 42,833
Kratos Defense & Security
Solutions, Inc. * 7,476 113,411
L3Harris Technologies, Inc. 10,614 2,465,208
Lockheed Martin Corp. 12,880 5,565,706
Maxar Technologies, Inc. (d) 4,272 137,601
Mercury Systems, Inc. * 2,277 127,034
Momentus, Inc. * 474 1,327
Moog, Inc., Class A 1,918 153,191
National Presto Industries, Inc. 208 14,795
Northrop Grumman Corp. 8,501 3,735,339
Park Aerospace Corp. 705 8,248
Parsons Corp. *(d) 2,732 100,893
Raytheon Technologies Corp. 76,448 7,255,680
Rocket Lab USA, Inc. * 1,635 12,066

32 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Spirit AeroSystems Holdings,
Inc., Class A 5,980 251,399
Terran Orbital Corp. *(d) 220 1,014
Textron, Inc. 10,930 756,903
TransDigm Group, Inc. * 2,674 1,590,522
Triumph Group, Inc. * 4,337 97,756
Vectrus, Inc. * 460 16,606
Virgin Galactic Holdings,
Inc. *(d) 10,537 78,922
Virgin Orbit Holdings, Inc. *(d) 520 3,172
Woodward, Inc. (d) 3,101 342,598
34,473,771
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc. * 3,459 108,267
Atlas Air Worldwide Holdings,
Inc. *(d) 1,841 126,919
CH Robinson Worldwide, Inc. 6,669 707,914
Expeditors International of
Washington, Inc. 8,706 862,503
FedEx Corp. 12,617 2,507,503
Forward Air Corp. (d) 1,070 103,758
GXO Logistics, Inc. * 5,164 305,657
Hub Group, Inc., Class A *(d) 1,257 84,420
Radiant Logistics, Inc. * 1,584 9,140
United Parcel Service, Inc.,
Class B 37,097 6,676,718
11,492,799
Airlines 0.1%
Alaska Air Group, Inc. * 7,095 385,897
Allegiant Travel Co. * 890 138,119
American Airlines Group,
Inc. *(d) 34,769 652,614
Blade Air Mobility, Inc. * 378 3,255
Copa Holdings SA, Class A * 1,510 113,809
Delta Air Lines, Inc. * 39,844 1,714,487
Frontier Group Holdings,
Inc. *(d) 2,123 22,525
Hawaiian Holdings, Inc. *(d) 1,912 32,428
JetBlue Airways Corp. *(d) 19,814 218,152
Joby Aviation, Inc. *(d) 1,653 8,662
Mesa Air Group, Inc. * 876 2,978
SkyWest, Inc. * 2,775 80,891
Southwest Airlines Co. * 30,598 1,429,539
Spirit Airlines, Inc. *(d) 6,367 150,325
Sun Country Airlines Holdings,
Inc. * 2,345 64,511
United Airlines Holdings, Inc. * 16,945 855,722
5,873,914
Auto Components 0.1%
Adient plc * 5,173 176,606
American Axle &
Manufacturing Holdings,
Inc. * 4,536 30,028
Aptiv plc *(d) 11,948 1,271,267
BorgWarner, Inc. 12,380 455,955
Common Stocks
Shares Value ($)
Auto Components
Cooper-Standard Holdings,
Inc. * 627 2,890
Dana, Inc. 7,939 117,577
Dorman Products, Inc. * 1,405 138,702
Fox Factory Holding Corp. * 2,223 182,019
Gentex Corp. 12,439 365,085
Gentherm, Inc. * 1,791 120,749
Goodyear Tire & Rubber Co.
(The) * 15,098 201,105
Holley, Inc. *(d) 184 1,939
LCI Industries (d) 1,428 138,973
Lear Corp. 3,259 416,956
Luminar Technologies,
Inc. *(d) 1,408 17,417
Modine Manufacturing Co. * 2,025 15,998
Motorcar Parts of America,
Inc. * 764 11,620
Patrick Industries, Inc. 422 26,270
QuantumScape Corp. *(d) 11,405 170,391
Solid Power, Inc. *(d) 672 5,457
Standard Motor Products, Inc. 779 33,248
Stoneridge, Inc. * 1,059 20,873
Tenneco, Inc., Class A * 2,145 36,830
Visteon Corp. * 1,301 136,228
XL Fleet Corp. *(d) 710 994
XPEL, Inc. Reg. S* 567 24,534
4,119,711
Automobiles 0.9%
Arcimoto, Inc. *(d) 181 608
Canoo, Inc. * 4,254 20,419
Electric Last Mile Solutions,
Inc. *(d) 328 302
Faraday Future Intelligent
Electric, Inc. * 1,902 4,907
Fisker, Inc. *(d) 9,466 95,228
Ford Motor Co. 200,843 2,843,937
General Motors Co. * 69,252 2,625,343
Gogoro, Inc. *(d) 219 1,336
Harley-Davidson, Inc. 8,303 302,644
Lordstown Motors Corp. *(d) 778 1,696
Lucid Group, Inc. *(d) 5,563 100,579
Rivian Automotive, Inc.,
Class A *(d) 8,230 248,875
Stellantis NV 13,456 179,907
Tesla, Inc. * 42,488 36,996,851
Thor Industries, Inc. (d) 2,823 216,101
Winnebago Industries, Inc. 1,886 100,298
Workhorse Group, Inc. *(d) 21,631 65,109
43,804,140
Banks 1.7%
1st Source Corp. 623 26,957
Allegiance Bancshares, Inc. 147 6,006
Amalgamated Financial Corp. 442 7,775
Amerant Bancorp, Inc. 992 26,377
American National
Bankshares, Inc. 467 16,224
Ameris Bancorp 2,271 94,701
Arrow Financial Corp. 678 21,221

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Banks
Associated Banc-Corp. 12,598 251,330
Atlantic Union Bankshares
Corp. 3,692 124,716
Banc of California, Inc. 4,359 78,636
BancFirst Corp. (d) 642 52,484
Bancorp, Inc. (The) * 822 18,651
Bank First Corp. (d) 252 17,816
Bank of America Corp. 365,733 13,049,353
Bank of Hawaii Corp. (d) 3,370 250,526
Bank of Marin Bancorp 561 17,537
Bank of Montreal (d) 2,089 221,518
Bank of NT Butterfield & Son
Ltd. (The) 3,080 98,652
Bank OZK 7,901 303,556
BankUnited, Inc. 585 21,961
Banner Corp. 688 36,946
Bar Harbor Bankshares 632 16,502
Berkshire Hills Bancorp, Inc. 706 17,466
BOK Financial Corp. (d) 2,037 168,928
Brookline Bancorp, Inc. 1,101 15,920
Business First Bancshares,
Inc. 575 12,742
Byline Bancorp, Inc. 1,023 24,000
Cadence Bank 1,198 29,998
Cambridge Bancorp 257 20,999
Camden National Corp. 591 26,447
Canadian Imperial Bank of
Commerce 4,044 447,064
Capital Bancorp, Inc. 299 6,731
Capital City Bank Group, Inc. 584 14,956
Capstar Financial Holdings,
Inc. 632 12,735
Carter Bankshares, Inc. * 985 16,115
Cathay General Bancorp 3,574 143,282
CBTX, Inc. 744 21,219
Central Pacific Financial Corp. 172 4,159
Citigroup, Inc. 103,383 4,984,094
Citizens & Northern Corp. 593 13,882
Citizens Financial Group, Inc. 26,815 1,056,511
City Holding Co. (d) 91 7,042
Civista Bancshares, Inc. 690 14,366
CNB Financial Corp. 655 16,277
Coastal Financial Corp. * 335 13,748
Columbia Banking System,
Inc. 1,111 31,197
Comerica, Inc. 7,045 576,986
Commerce Bancshares,
Inc. (d) 7,179 490,828
Community Bank System,
Inc. (d) 337 21,703
Community Trust Bancorp,
Inc. 674 26,832
ConnectOne Bancorp, Inc. 3,426 95,448
CrossFirst Bankshares, Inc. * 2,065 26,453
Cullen/Frost Bankers, Inc. (d) 4,141 547,813
Customers Bancorp, Inc. * 566 23,812
CVB Financial Corp. (d) 1,270 29,235
Dime Community Bancshares,
Inc. 821 25,812
Eagle Bancorp, Inc. 717 36,101
Common Stocks
Shares Value ($)
Banks
East West Bancorp, Inc. 7,084 505,089
Eastern Bankshares, Inc. 10,100 193,516
Enterprise Bancorp, Inc. 413 14,021
Enterprise Financial Services
Corp. 1,703 75,222
Equity Bancshares, Inc.,
Class A 627 19,142
Farmers National Banc Corp. 1,135 17,388
FB Financial Corp. 2,851 109,849
Fidelity D&D Bancorp, Inc. 118 4,386
Fifth Third Bancorp 35,677 1,338,958
Financial Institutions, Inc. 533 14,839
First Bancorp, Inc. (The) 472 13,287
First Bancorp/NC 512 19,180
First Bancorp/PR 1,493 20,320
First Bancshares, Inc. (The) 867 27,909
First Bank (d) 579 8,257
First Busey Corp. 2,125 47,749
First Citizens BancShares,
Inc., Class A 620 396,416
First Commonwealth Financial
Corp. 884 11,916
First Community Bankshares,
Inc. 715 19,040
First Financial Bancorp 1,041 21,288
First Financial Bankshares,
Inc. (d) 7,788 311,364
First Financial Corp. 1,542 65,720
First Foundation, Inc. 1,691 37,574
First Hawaiian, Inc. (d) 8,421 198,820
First Horizon Corp. 26,387 590,541
First Internet Bancorp 360 13,856
First Interstate BancSystem,
Inc., Class A 5,542 180,226
First Merchants Corp. 3,636 142,495
First Mid Bancshares, Inc. 629 22,669
First of Long Island Corp.
(The) 961 16,126
First Republic Bank 9,197 1,372,376
Flushing Financial Corp. 1,216 26,144
FNB Corp. 28,281 325,797
Fulton Financial Corp. 14,096 213,836
German American Bancorp,
Inc. 957 33,591
Glacier Bancorp, Inc. 6,288 287,739
Great Southern Bancorp, Inc. 496 28,143
Guaranty Bancshares, Inc. 381 13,106
Hancock Whitney Corp. 4,231 197,884
Hanmi Financial Corp. 994 23,011
HarborOne Bancorp, Inc. 2,093 28,025
HBT Financial, Inc. 317 5,446
Heartland Financial USA, Inc. 2,821 123,475
Heritage Commerce Corp. 2,458 27,603
Heritage Financial Corp. 571 13,830
Hilltop Holdings, Inc. 4,433 112,997
Home BancShares, Inc. 9,859 213,152
HomeStreet, Inc. 121 4,911
HomeTrust Bancshares, Inc. 660 17,840
Hope Bancorp, Inc. 727 10,396
Horizon Bancorp, Inc. 1,718 30,031

34 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Huntington Bancshares,
Inc. (d) 78,478 1,031,986
Independent Bank Corp. 1,670 75,629
Independent Bank Group, Inc. 2,615 177,297
International Bancshares
Corp. 3,622 144,119
JPMorgan Chase & Co. 150,917 18,013,453
KeyCorp 62,384 1,204,635
Lakeland Bancorp, Inc. 2,024 30,421
Lakeland Financial Corp. 993 72,310
Live Oak Bancshares, Inc. 1,791 75,813
M&T Bank Corp. 9,515 1,585,580
Macatawa Bank Corp. 1,692 14,805
Mercantile Bank Corp. 578 18,149
Meta Financial Group, Inc. 390 17,024
Metrocity Bankshares, Inc. (d) 710 14,470
Metropolitan Bank Holding
Corp. * 325 28,941
Mid Penn Bancorp, Inc. 211 5,450
Midland States Bancorp, Inc. 939 24,752
MidWestOne Financial Group,
Inc. 569 17,002
MVB Financial Corp. 353 14,141
National Bank Holdings Corp.,
Class A 297 10,844
NBT Bancorp, Inc. 810 28,512
Nicolet Bankshares, Inc. * 1,062 86,426
Northrim Bancorp, Inc. 276 11,059
Northwest Bancshares, Inc. 2,149 27,249
OceanFirst Financial Corp. 5,318 99,606
OFG Bancorp 221 5,874
Old National Bancorp 20,521 311,098
Old Second Bancorp, Inc. 1,242 17,102
Origin Bancorp, Inc. 874 32,932
Orrstown Financial Services,
Inc. (d) 369 8,701
Pacific Premier Bancorp, Inc. 1,794 56,260
PacWest Bancorp 7,678 252,529
Park National Corp. 589 69,414
Peapack-Gladstone Financial
Corp. 828 25,660
Peoples Bancorp, Inc. 2,970 81,437
Peoples Financial Services
Corp. (d) 297 14,743
Pinnacle Financial Partners,
Inc. 4,306 333,930
PNC Financial Services
Group, Inc. (The) 22,497 3,736,752
Popular, Inc. 3,402 265,322
Preferred Bank 87 5,839
Premier Financial Corp. 1,343 35,643
Primis Financial Corp. 888 12,121
Prosperity Bancshares, Inc. 6,330 413,855
QCR Holdings, Inc. 648 35,180
RBB Bancorp 693 14,823
Red River Bancshares, Inc. (d) 159 8,626
Regions Financial Corp. 49,713 1,030,053
Renasant Corp. 1,330 39,621
Republic Bancorp, Inc.,
Class A 424 17,672
Common Stocks
Shares Value ($)
Banks
Republic First Bancorp,
Inc. *(d) 1,341 5,619
Royal Bank of Canada 4,441 448,674
S&T Bancorp, Inc. 482 13,621
Sandy Spring Bancorp, Inc. 3,517 138,113
Seacoast Banking Corp. of
Florida 1,268 41,210
ServisFirst Bancshares, Inc. 2,509 201,523
Sierra Bancorp 551 11,984
Signature Bank 3,236 783,921
Silvergate Capital Corp.,
Class A * 1,294 151,346
Simmons First National Corp.,
Class A 4,080 97,390
SmartFinancial, Inc. 606 14,859
South Plains Financial, Inc. 366 8,839
South State Corp. 4,229 327,494
Southern First Bancshares,
Inc. * 339 15,492
Southside Bancshares, Inc. 317 12,423
Stock Yards Bancorp, Inc. (d) 1,851 96,770
Summit Financial Group, Inc. 515 14,034
SVB Financial Group * 2,988 1,457,068
Synovus Financial Corp. 7,244 300,916
Texas Capital Bancshares,
Inc. * 2,974 152,745
Tompkins Financial Corp. 1,366 99,718
Toronto-Dominion Bank (The) 6,109 441,314
Towne Bank 5,243 144,550
TriCo Bancshares 2,566 96,353
TriState Capital Holdings,
Inc. * 978 29,545
Triumph Bancorp, Inc. *(d) 771 53,538
Truist Financial Corp. 69,594 3,364,870
Trustmark Corp. (d) 668 18,624
UMB Financial Corp. 2,696 243,125
Umpqua Holdings Corp. 13,974 231,130
United Bankshares, Inc. 8,133 270,504
United Community Banks, Inc. 1,578 47,561
Univest Financial Corp. 1,157 29,156
US Bancorp 70,960 3,445,818
Valley National Bancorp 25,982 311,264
Veritex Holdings, Inc. 2,343 76,968
Washington Trust Bancorp,
Inc. 1,826 85,712
Webster Financial Corp. 9,451 472,456
Wells Fargo & Co. 200,044 8,727,920
WesBanco, Inc. 4,411 142,211
West Bancorp, Inc. 679 16,975
Westamerica Bancorp (d) 381 22,449
Western Alliance Bancorp 5,723 435,578
Wintrust Financial Corp. 2,675 233,581
Zions Bancorp NA 8,072 456,149
84,792,812
Beverages 0.7%
Boston Beer Co., Inc. (The),
Class A * 522 195,750
Brown-Forman Corp., Class A 12,413 830,868
Celsius Holdings, Inc. *(d) 3,068 159,536

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Co. (The) 200,301 12,941,448
Coca-Cola Consolidated, Inc. 286 126,269
Constellation Brands, Inc.,
Class A 8,009 1,970,935
Duckhorn Portfolio, Inc. (The) * 232 4,505
Keurig Dr Pepper, Inc. 43,205 1,615,867
MGP Ingredients, Inc. 532 48,587
Molson Coors Beverage Co.,
Class B 9,884 535,120
Monster Beverage Corp. * 19,294 1,653,110
National Beverage Corp. 904 39,848
PepsiCo, Inc. 70,621 12,126,332
Primo Water Corp. 8,129 119,009
32,367,184
Biotechnology 1.0%
2seventy bio, Inc. *(d) 859 11,562
4D Molecular Therapeutics,
Inc. *(d) 1,132 13,482
89bio, Inc. * 83 180
Aadi Bioscience, Inc. *(d) 102 1,489
AbbVie, Inc. 91,382 13,422,188
ACADIA Pharmaceuticals,
Inc. * 5,619 103,614
Adagio Therapeutics, Inc. *(d) 819 2,342
Adverum Biotechnologies,
Inc. *(d) 2,428 2,598
Aeglea BioTherapeutics,
Inc. *(d) 2,035 2,930
Affimed NV * 1,865 7,012
Agenus, Inc. * 6,142 11,363
Agios Pharmaceuticals, Inc. * 4,007 88,034
Akebia Therapeutics, Inc. *(d) 5,428 2,254
Akero Therapeutics, Inc. * 454 4,762
Alaunos Therapeutics, Inc. *(d) 8,216 4,366
Albireo Pharma, Inc. * 578 18,392
Aldeyra Therapeutics, Inc. * 361 1,108
Alector, Inc. * 1,882 18,067
Aligos Therapeutics, Inc. *(d) 530 625
Alkermes plc * 9,636 277,999
Allakos, Inc. * 2,100 7,917
Allarity Therapeutics, Inc. * 2,565 3,976
Allogene Therapeutics, Inc. * 5,338 44,572
Allovir, Inc. *(d) 973 4,427
Alnylam Pharmaceuticals,
Inc. * 6,341 846,080
Altimmune, Inc. *(d) 228 1,031
ALX Oncology Holdings,
Inc. *(d) 415 5,304
Amgen, Inc. (d) 28,830 6,722,868
Amicus Therapeutics, Inc. * 16,613 117,620
AnaptysBio, Inc. * 891 20,849
Anavex Life Sciences
Corp. *(d) 7,051 60,568
Anika Therapeutics, Inc. * 569 12,251
Annexon, Inc. *(d) 278 709
Apellis Pharmaceuticals, Inc. * 4,112 178,995
Applied Molecular Transport,
Inc. * 670 2,874
Applied Therapeutics, Inc. *(d) 531 1,046
Common Stocks
Shares Value ($)
Biotechnology
Arcturus Therapeutics
Holdings, Inc. *(d) 805 15,601
Arcus Biosciences, Inc. * 1,353 32,756
Arcutis Biotherapeutics,
Inc. *(d) 501 10,115
Ardelyx, Inc. * 2,586 2,128
Arrowhead Pharmaceuticals,
Inc. * 5,601 230,257
Atara Biotherapeutics, Inc. * 8,991 57,183
Athenex, Inc. *(d) 2,401 1,152
Athersys, Inc. *(d) 6,706 3,287
Atossa Therapeutics, Inc. * 1,441 1,455
Atreca, Inc., Class A *(d) 782 1,533
Avalo Therapeutics, Inc. * 769 316
Avid Bioservices, Inc. * 3,897 52,454
Avidity Biosciences, Inc. * 1,186 16,960
Avita Medical, Inc. *(d) 152 927
Avrobio, Inc. *(d) 913 843
Beam Therapeutics, Inc. *(d) 2,865 107,523
Beyondspring, Inc. * 831 1,263
BioAtla, Inc. *(d) 172 599
BioCryst Pharmaceuticals,
Inc. *(d) 7,477 69,461
Biogen, Inc. * 7,404 1,535,886
Biohaven Pharmaceutical
Holding Co. Ltd. * 2,668 237,906
BioMarin Pharmaceutical,
Inc. * 9,352 760,785
Bioxcel Therapeutics, Inc. *(d) 474 6,214
Black Diamond Therapeutics,
Inc. * 446 1,084
Bluebird Bio, Inc. * 2,578 9,358
Blueprint Medicines Corp. * 3,436 200,491
Bolt Biotherapeutics, Inc. * 1,061 1,655
Bridgebio Pharma, Inc. * 6,306 50,574
C4 Therapeutics, Inc. *(d) 1,463 12,538
CareDx, Inc. * 3,127 95,186
Caribou Biosciences, Inc. * 6,658 49,269
Catalyst Pharmaceuticals,
Inc. * 4,024 30,663
Celldex Therapeutics, Inc. * 3,228 98,615
CEL-SCI Corp. *(d) 1,417 4,053
Celularity, Inc., Class A *(d) 262 3,063
Cerevel Therapeutics
Holdings, Inc. *(d) 1,486 43,510
ChemoCentryx, Inc. * 3,508 64,758
Chimerix, Inc. * 1,771 7,792
Chinook Therapeutics, Inc. * 648 9,804
Clovis Oncology, Inc. *(d) 2,921 5,842
Cogent Biosciences, Inc. *(d) 212 1,361
Coherus Biosciences, Inc. * 1,231 11,128
Cortexyme, Inc. *(d) 626 2,291
Crinetics Pharmaceuticals,
Inc. * 1,114 22,636
Cue Biopharma, Inc. * 960 3,802
Cullinan Oncology, Inc. *(d) 1,014 9,947
CureVac NV *(d) 1,540 26,319
Curis, Inc. *(d) 547 500
Cytokinetics, Inc. *(d) 4,685 186,791
CytomX Therapeutics, Inc. * 1,896 3,242

36 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Deciphera Pharmaceuticals,
Inc. *(d) 1,543 15,615
Denali Therapeutics, Inc. *(d) 5,060 120,428
DermTech, Inc. *(d) 374 3,198
Design Therapeutics, Inc. *(d) 3,338 39,856
Dynavax Technologies
Corp. *(d) 7,131 62,967
Dyne Therapeutics, Inc. *(d) 180 1,436
Eagle Pharmaceuticals, Inc. * 406 17,917
Editas Medicine, Inc. *(d) 4,286 56,747
Eiger BioPharmaceuticals,
Inc. * 922 6,334
Emergent BioSolutions, Inc. * 3,346 108,343
Enanta Pharmaceuticals, Inc. * 743 47,849
Epizyme, Inc. *(d) 3,375 2,178
EQRx, Inc. * 1,838 9,539
Erasca, Inc. * 374 2,723
Evelo Biosciences, Inc. *(d) 409 1,010
Exact Sciences Corp. *(d) 8,530 469,577
Exagen, Inc. *(d) 171 1,043
Exelixis, Inc. * 17,202 384,293
Fate Therapeutics, Inc. *(d) 4,776 136,403
FibroGen, Inc. * 7,527 70,001
Foghorn Therapeutics,
Inc. *(d) 1,604 18,590
Forma Therapeutics Holdings,
Inc. * 903 6,827
Fortress Biotech, Inc. *(d) 1,684 1,852
Frequency Therapeutics,
Inc. *(d) 1,005 1,307
G1 Therapeutics, Inc. *(d) 1,344 6,908
Gelesis Holdings, Inc. * 175 905
Generation Bio Co. * 1,295 8,197
Geron Corp. *(d) 8,954 12,625
Gilead Sciences, Inc. 72,632 4,309,983
Global Blood Therapeutics,
Inc. *(d) 2,393 73,465
Gossamer Bio, Inc. *(d) 1,961 13,551
Gritstone bio, Inc. * 1,486 3,849
Halozyme Therapeutics,
Inc. *(d) 7,770 310,023
Harpoon Therapeutics,
Inc. *(d) 334 752
Heron Therapeutics, Inc. *(d) 3,460 15,639
Homology Medicines, Inc. *(d) 1,059 1,758
Hookipa Pharma, Inc. * 635 953
Horizon Therapeutics plc * 10,949 1,079,133
Humacyte, Inc. * 311 2,202
Humanigen, Inc. *(d) 2,209 4,153
iBio, Inc. *(d) 1,285 376
Ideaya Biosciences, Inc. *(d) 561 5,380
IGM Biosciences, Inc. *(d) 295 4,938
Immunic, Inc. * 138 934
ImmunityBio, Inc. *(d) 1,243 4,512
ImmunoGen, Inc. * 7,055 34,076
Immunovant, Inc. *(d) 1,573 7,252
Incyte Corp. * 9,403 704,849
Inhibrx, Inc. * 2,019 32,001
Inovio Pharmaceuticals,
Inc. *(d) 5,808 15,856
Common Stocks
Shares Value ($)
Biotechnology
Insmed, Inc. * 7,156 157,217
Instil Bio, Inc. * 346 2,446
Intellia Therapeutics, Inc. *(d) 3,739 183,323
Intercept Pharmaceuticals,
Inc. *(d) 972 15,270
Ionis Pharmaceuticals,
Inc. *(d) 6,826 250,924
Iovance Biotherapeutics, Inc. * 8,893 134,729
Ironwood Pharmaceuticals,
Inc. *(d) 9,529 114,348
iTeos Therapeutics, Inc. * 1,918 51,191
IVERIC bio, Inc. * 4,706 65,178
Jounce Therapeutics, Inc. * 720 3,816
KalVista Pharmaceuticals,
Inc. * 614 7,816
Karuna Therapeutics, Inc. * 1,394 155,375
Karyopharm Therapeutics,
Inc. * 3,328 20,301
Keros Therapeutics, Inc. * 1,367 72,465
Kezar Life Sciences, Inc. *(d) 1,177 13,983
Kiniksa Pharmaceuticals Ltd.,
Class A * 886 8,266
Kinnate Biopharma, Inc. * 1,123 8,389
Kodiak Sciences, Inc. * 1,976 11,896
Kronos Bio, Inc. * 1,332 6,300
Krystal Biotech, Inc. * 1,424 86,309
Kura Oncology, Inc. * 2,064 29,618
Kymera Therapeutics, Inc. * 1,047 32,823
Lexicon Pharmaceuticals,
Inc. * 2,189 3,962
Ligand Pharmaceuticals,
Inc. *(d) 863 80,138
Lineage Cell Therapeutics,
Inc. *(d) 808 986
Lyell Immunopharma, Inc. *(d) 716 3,673
MacroGenics, Inc. * 5,298 37,881
Madrigal Pharmaceuticals,
Inc. * 1,091 76,370
Magenta Therapeutics,
Inc. *(d) 1,125 1,609
MannKind Corp. *(d) 10,184 31,876
MEI Pharma, Inc. *(d) 4,854 2,386
MeiraGTx Holdings plc * 873 8,983
Mersana Therapeutics, Inc. * 1,762 6,132
MiMedx Group, Inc. *(d) 4,028 15,911
Mirati Therapeutics, Inc. * 2,498 154,351
Mirum Pharmaceuticals, Inc. * 302 7,182
Moderna, Inc. * 17,472 2,348,412
Molecular Templates, Inc. *(d) 912 1,550
Morphic Holding, Inc. * 498 15,094
Mustang Bio, Inc. * 912 679
Myovant Sciences Ltd. * 231 2,151
Myriad Genetics, Inc. * 2,847 58,363
Natera, Inc. * 4,744 166,609
Neoleukin Therapeutics,
Inc. *(d) 827 1,009
Neurocrine Biosciences, Inc. * 5,165 465,005
Nkarta, Inc. *(d) 503 9,275
Novavax, Inc. *(d) 4,042 182,173
Nurix Therapeutics, Inc. * 1,038 11,491

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Biotechnology
Ocugen, Inc. *(d) 5,979 13,094
Olema Pharmaceuticals,
Inc. *(d) 934 2,382
Oncocyte Corp. *(d) 1,990 2,308
OPKO Health, Inc. * 30,541 82,461
Organogenesis Holdings,
Inc. *(d) 1,165 7,503
ORIC Pharmaceuticals, Inc. * 520 1,726
Oyster Point Pharma, Inc. *(d) 167 1,065
Passage Bio, Inc. * 787 1,535
PMV Pharmaceuticals,
Inc. *(d) 956 13,852
Point Biopharma Global,
Inc. *(d) 449 3,821
Praxis Precision Medicines,
Inc. *(d) 338 2,738
Precigen, Inc. *(d) 3,008 4,001
Precision BioSciences, Inc. * 1,558 3,100
Prelude Therapeutics, Inc. * 490 2,249
Prometheus Biosciences,
Inc. * 1,516 39,871
Protagonist Therapeutics,
Inc. * 1,094 9,944
Prothena Corp. plc * 1,095 31,930
PTC Therapeutics, Inc. * 3,413 120,581
Puma Biotechnology, Inc. * 916 2,162
Radius Health, Inc. * 1,807 12,360
RAPT Therapeutics, Inc. * 2,312 34,981
Recursion Pharmaceuticals,
Inc., Class A *(d) 7,202 44,652
Regeneron Pharmaceuticals,
Inc. * 5,257 3,464,941
REGENXBIO, Inc. * 1,356 37,643
Relay Therapeutics, Inc. * 3,840 91,507
Replimune Group, Inc. * 842 14,120
REVOLUTION Medicines,
Inc. * 2,490 49,725
Rhythm Pharmaceuticals,
Inc. * 1,383 8,658
Rigel Pharmaceuticals, Inc. * 6,865 16,201
Rocket Pharmaceuticals, Inc. * 1,584 16,284
Rubius Therapeutics, Inc. * 1,594 2,646
Sage Therapeutics, Inc. * 3,106 97,901
Sana Biotechnology, Inc. *(d) 2,897 21,872
Sangamo Therapeutics, Inc. * 4,681 19,426
Sarepta Therapeutics, Inc. * 3,998 289,135
Scholar Rock Holding
Corp. *(d) 970 6,858
Seagen, Inc. * 6,772 887,200
Selecta Biosciences, Inc. * 2,482 1,902
Seres Therapeutics, Inc. * 1,576 7,454
Shattuck Labs, Inc. * 365 1,402
Silverback Therapeutics, Inc. * 603 1,875
Solid Biosciences, Inc. *(d) 903 506
Sorrento Therapeutics,
Inc. *(d) 18,070 27,286
Spectrum Pharmaceuticals,
Inc. *(d) 5,030 4,063
Spero Therapeutics, Inc. *(d) 670 3,256
Common Stocks
Shares Value ($)
Biotechnology
SpringWorks Therapeutics,
Inc. *(d) 950 40,765
Stoke Therapeutics, Inc. * 588 8,491
Sutro Biopharma, Inc. * 727 4,369
Syndax Pharmaceuticals,
Inc. *(d) 1,347 22,589
Syros Pharmaceuticals,
Inc. *(d) 1,525 1,284
Tango Therapeutics, Inc. * 349 2,569
Taysha Gene Therapies,
Inc. *(d) 386 1,413
TCR2 Therapeutics, Inc. * 455 969
TG Therapeutics, Inc. * 7,394 51,314
Travere Therapeutics, Inc. * 3,921 98,535
Turning Point Therapeutics,
Inc. * 1,580 46,515
Twist Bioscience Corp. *(d) 2,801 80,781
Ultragenyx Pharmaceutical,
Inc. *(d) 3,880 274,277
United Therapeutics Corp. * 2,234 396,669
UroGen Pharma Ltd. *(d) 672 4,744
Vanda Pharmaceuticals, Inc. * 2,056 20,396
Vaxart, Inc. *(d) 14,149 49,239
Vaxcyte, Inc. * 3,237 78,368
VBI Vaccines, Inc. *(d) 4,464 5,580
Veracyte, Inc. *(d) 4,180 85,565
Verastem, Inc. * 5,591 7,939
Vericel Corp. * 1,693 48,250
Vertex Pharmaceuticals, Inc. * 12,827 3,504,593
Verve Therapeutics, Inc. *(d) 712 10,623
Viking Therapeutics, Inc. * 2,683 6,386
Vir Biotechnology, Inc. * 3,698 75,254
VistaGen Therapeutics,
Inc. *(d) 1,267 1,609
Vor BioPharma, Inc. * 960 5,501
XBiotech, Inc. (d) 515 3,996
Xencor, Inc. * 4,259 106,390
XOMA Corp. *(d) 198 3,808
Y-mAbs Therapeutics, Inc. *(d) 1,188 9,979
Zentalis Pharmaceuticals,
Inc. * 2,286 60,625
50,123,429
Building Products 0.3%
A O Smith Corp. 7,226 422,215
AAON, Inc. 2,221 108,252
Advanced Drainage Systems,
Inc. 3,192 327,052
AGC, Inc. 31,700 1,190,587
Allegion plc 4,764 544,239
American Woodmark Corp. * 1,123 52,613
Apogee Enterprises, Inc. 1,050 46,200
Armstrong World Industries,
Inc. 2,817 238,487
AZEK Co., Inc. (The) * 6,435 136,679
Builders FirstSource, Inc. * 9,425 580,297
Caesarstone Ltd. (d) 815 8,011
Carlisle Cos., Inc. 2,484 644,250
Carrier Global Corp. 42,603 1,630,417

38 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Building Products
Cornerstone Building Brands,
Inc. * 1,573 38,366
CSW Industrials, Inc. 581 61,301
Daikin Industries Ltd. 4,300 661,170
Fortune Brands Home &
Security, Inc. 7,265 517,631
Gibraltar Industries, Inc. * 1,250 47,300
Griffon Corp. 1,553 29,057
Hayward Holdings, Inc. * 1,932 30,719
Insteel Industries, Inc. 785 33,300
Janus International Group,
Inc. * 448 4,238
JELD-WEN Holding, Inc. *(d) 5,238 108,898
Johnson Controls International
plc 36,320 2,174,478
Lennox International, Inc. 1,659 353,682
Masco Corp. (d) 12,697 669,005
Masonite International Corp. * 1,294 100,311
Owens Corning 4,547 413,459
PGT Innovations, Inc. * 3,985 70,814
Quanex Building Products
Corp. 1,330 25,563
Resideo Technologies, Inc. * 7,670 172,498
Simpson Manufacturing Co.,
Inc. 2,404 249,223
Trane Technologies plc 11,643 1,628,739
Trex Co., Inc. * 5,132 298,631
UFP Industries, Inc. 2,965 229,402
View, Inc. *(d) 4,526 6,970
Zurn Water Solutions Corp. 6,783 211,765
14,065,819
Capital Markets 1.2%
Accelerate Acquisition Corp.,
Class A * 255 2,494
Advanced Merger Partners,
Inc., Class A * 183 1,797
Affiliated Managers Group,
Inc. 2,126 266,962
African Gold Acquisition Corp.,
Class A * 264 2,589
Agile Growth Corp., Class A * 197 1,935
AltC Acquisition Corp.,
Class A * 319 3,107
Altimeter Growth Corp. 2,
Class A * 276 2,710
Altitude Acquisition Corp.,
Class A * 191 1,904
Ameriprise Financial, Inc. 5,734 1,522,320
Anzu Special Acquisition Corp.
I, Class A * 271 2,656
Apollo Strategic Growth
Capital, Class A * 520 5,195
Apollo Strategic Growth
Capital II, Class A * 439 4,302
ArcLight Clean Transition
Corp. II, Class A * 198 1,966
Arctos NorthStar Acquisition
Corp., Class A * 201 1,976
Common Stocks
Shares Value ($)
Capital Markets
Ares Acquisition Corp.,
Class A * 636 6,246
Ares Capital Corp. 23,237 471,014
Ares Management Corp. 7,329 485,326
Argus Capital Corp., Class A * 193 1,988
Artisan Partners Asset
Management, Inc., Class A 5,224 167,899
Assetmark Financial Holdings,
Inc. * 3,876 74,535
Associated Capital Group,
Inc., Class A 184 7,286
Atlantic Coastal Acquisition
Corp., Class A * 219 2,148
Atlas Crest Investment Corp.
II, Class A * 215 2,111
Austerlitz Acquisition Corp. I,
Class A * 439 4,307
Austerlitz Acquisition Corp. II,
Class A * 877 8,595
B. Riley Financial, Inc. (d) 773 34,909
Bakkt Holdings, Inc. *(d) 266 1,016
Bank of New York Mellon
Corp. (The) 39,397 1,657,038
BGC Partners, Inc., Class A 12,513 45,422
BlackRock, Inc. 892 557,215
Blackstone, Inc. 36,006 3,657,129
Blucora, Inc. * 2,376 48,114
Blue Owl Capital, Inc. 5,210 62,155
BlueRiver Acquisition Corp.,
Class A * 114 1,121
Bluescape Opportunities
Acquisition Corp., Class A * 387 3,827
Bridge Investment Group
Holdings, Inc., Class A 160 3,005
Brightsphere Investment
Group, Inc. 2,909 58,296
Broadscale Acquisition Corp.,
Class A * 219 2,157
BYTE Acquisition Corp.,
Class A * 206 2,017
Carlyle Group, Inc. (The) 9,528 345,771
Carney Technology Acquisition
Corp. II, Class A * 262 2,581
Cartesian Growth Corp.,
Class A * 219 2,162
Catalyst Partners Acquisition
Corp., Class A * 218 2,134
Cboe Global Markets, Inc. 6,217 702,397
CC Neuberger Principal
Holdings II, Class A * 514 5,109
CC Neuberger Principal
Holdings III, Class A * 254 2,497
CF Acquisition Corp. IV,
Class A * 325 3,198
CF Acquisition Corp. VI,
Class A *(d) 186 2,321
Charles Schwab Corp. (The) 77,638 5,149,729
Churchill Capital Corp. V,
Class A * 318 3,132

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Capital Markets
Churchill Capital Corp. VI,
Class A * 352 3,453
Churchill Capital Corp. VII,
Class A * 878 8,604
CIIG Capital Partners II, Inc.,
Class A * 183 1,861
CION Investment Corp. 362 4,054
Clarim Acquisition Corp.,
Class A * 183 1,797
CME Group, Inc. 18,682 4,097,710
Cohen & Steers, Inc. 1,215 94,393
Cohn Robbins Holdings Corp.,
Class A * 527 5,228
Coinbase Global, Inc.,
Class A *(d) 1,074 121,051
Colicity, Inc., Class A * 219 2,146
Colonnade Acquisition Corp.
II, Class A * 210 2,060
Compute Health Acquisition
Corp., Class A * 549 5,386
Concord Acquisition Corp.,
Class A *(d) 177 1,763
Concord Acquisition Corp. III,
Class A * 219 2,179
Constellation Acquisition Corp.
I, Class A * 197 1,937
Conx Corp., Class A * 477 4,708
Corner Growth Acquisition
Corp., Class A * 255 2,514
COVA Acquisition Corp.,
Class A * 191 1,878
Cowen, Inc., Class A (d) 1,081 24,701
D & Z Media Acquisition Corp.,
Class A * 183 1,795
Decarbonization Plus
Acquisition Corp. IV,
Class A * 201 1,994
DHC Acquisition Corp.,
Class A * 196 1,919
Diamond Hill Investment
Group, Inc. 405 68,190
DiamondHead Holdings Corp.,
Class A * 219 2,148
Digital Transformation
Opportunities Corp.,
Class A * 212 2,073
Donnelley Financial Solutions,
Inc. * 1,231 36,031
DPCM Capital, Inc., Class A * 190 1,879
Dragoneer Growth
Opportunities Corp. III,
Class A * 274 2,685
E.Merge Technology
Acquisition Corp., Class A * 390 3,873
East Resources Acquisition
Co., Class A * 219 2,179
Elliott Opportunity II Corp.,
Class A * 388 3,799
Enphys Acquisition Corp. * 219 2,122
Common Stocks
Shares Value ($)
Capital Markets
Enterprise 4.0 Technology
Acquisition Corp. * 195 1,942
Epiphany Technology
Acquisition Corp., Class A * 262 2,575
Equity Distribution Acquisition
Corp., Class A * 198 1,960
ESGEN Acquisition Corp.,
Class A * 175 1,755
Evercore, Inc., Class A (d) 2,528 267,336
Executive Network Partnering
Corp., Class A * 251 2,485
FactSet Research Systems,
Inc. 2,129 859,030
Far Peak Acquisition Corp.,
Class A *(d) 330 3,257
Federated Hermes, Inc.,
Class B 6,755 192,382
Figure Acquisition Corp. I,
Class A * 182 1,782
Focus Financial Partners, Inc.,
Class A * 3,640 143,598
Forest Road Acquisition Corp.
II, Class A * 222 2,176
Forge Global Holdings,
Inc. *(d) 264 4,990
Fortress Capital Acquisition
Corp., Class A * 255 2,509
Fortress Value Acquisition
Corp. IV, Class A * 414 4,055
Forum Merger IV Corp.,
Class A * 220 2,154
Founder SPAC, Class A * 201 2,020
Franklin Resources, Inc. 16,460 404,751
Freedom Acquisition I Corp.,
Class A * 219 2,149
FTAC Hera Acquisition Corp.,
Class A * 418 4,101
Fusion Acquisition Corp. II,
Class A * 318 3,116
G Squared Ascend I, Inc.,
Class A * 219 2,153
GAMCO Investors, Inc.,
Class A 215 4,294
GCM Grosvenor, Inc., Class A 3,572 29,469
Global Partner Acquisition
Corp. II, Class A * 191 1,879
GO Acquisition Corp.,
Class A * 366 3,634
GoGreen Investments Corp. * 184 1,844
Golden Arrow Merger Corp.,
Class A * 183 1,793
Golden Falcon Acquisition
Corp., Class A * 219 2,155
Goldman Sachs Group, Inc.
(The) 17,107 5,226,017
Gores Guggenheim, Inc.,
Class A *(d) 509 5,441
Gores Holdings VII, Inc.,
Class A * 350 3,430

40 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Gores Holdings VIII, Inc.,
Class A * 219 2,172
Gores Technology Partners II,
Inc., Class A * 293 2,868
Greenhill & Co., Inc. 736 8,913
GX Acquisition Corp. II,
Class A * 191 1,872
Hamilton Lane, Inc., Class A 2,283 156,568
Haymaker Acquisition Corp.
III, Class A * 202 2,004
Health Assurance Acquisition
Corp., Class A * 334 3,293
Healthcare Services
Acquisition Corp., Class A * 210 2,069
Hennessy Capital Investment
Corp. V, Class A * 219 2,151
Hennessy Capital Investment
Corp. VI, Class A * 198 1,919
HIG Acquisition Corp.,
Class A * 232 2,292
Highland Transcend Partners I
Corp., Class A * 191 1,883
Houlihan Lokey, Inc. 2,735 227,798
Hudson Executive Investment
Corp. III, Class A * 382 3,751
HumanCo Acquisition Corp.,
Class A * 198 1,950
IG Acquisition Corp., Class A * 191 1,887
Independence Holdings Corp.,
Class A * 298 2,929
Inflection Point Acquisition
Corp., Class A * 209 2,025
Interactive Brokers Group,
Inc., Class A 4,924 293,273
Intercontinental Exchange,
Inc. 31,229 3,616,630
InterPrivate IV InfraTech
Partners, Inc., Class A * 183 1,792
Invesco Ltd. 20,068 368,850
Jack Creek Investment Corp.,
Class A * 219 2,153
Janus Henderson Group plc 8,419 256,611
Jaws Hurricane Acquisition
Corp., Class A * 201 1,960
Jaws Mustang Acquisition
Corp., Class A * 656 6,455
Jefferies Financial Group, Inc. 11,472 352,879
JOFF Fintech Acquisition
Corp., Class A * 264 2,587
Juniper II Corp., Class A * 190 1,889
Kernel Group Holdings, Inc.,
Class A * 193 1,895
Khosla Ventures Acquisition
Co. * 225 2,201
Khosla Ventures Acquisition
Co. III, Class A * 359 3,511
KINS Technology Group, Inc.,
Class A * 175 1,763
KKR & Co., Inc. 28,515 1,453,410
Common Stocks
Shares Value ($)
Capital Markets
KKR Acquisition Holdings I
Corp., Class A * 878 8,604
KL Acquisition Corp., Class A * 183 1,803
Landcadia Holdings IV, Inc.,
Class A * 318 3,110
Lazard Growth Acquisition
Corp. I * 366 3,594
Lazard Ltd., Class A (d) 1,002 32,836
Lead Edge Growth
Opportunities Ltd., Class A * 219 2,148
Legato Merger Corp. II * 191 1,899
Leo Holdings Corp. II,
Class A * 239 2,354
Liberty Media Acquisition
Corp., Class A * 364 3,611
Longview Acquisition Corp. II,
Class A * 439 4,293
LPL Financial Holdings, Inc. 4,217 792,248
M3-Brigade Acquisition II
Corp., Class A * 255 2,494
Marblegate Acquisition Corp.,
Class A * 196 1,935
MarketAxess Holdings, Inc. 2,080 548,309
Marlin Technology Corp.,
Class A * 264 2,600
Mason Industrial Technology,
Inc., Class A * 318 3,120
MDH Acquisition Corp.,
Class A * 175 1,715
MELI Kaszek Pioneer Corp.,
Class A * 166 1,693
Mission Advancement Corp.,
Class A * 275 2,692
Moelis & Co., Class A (d) 2,997 132,647
Moody's Corp. 8,650 2,737,552
Morgan Stanley 68,728 5,538,790
Morningstar, Inc. 1,223 309,700
MSCI, Inc. 4,202 1,770,093
MSD Acquisition Corp.,
Class A * 366 3,594
Mudrick Capital Acquisition
Corp. II, Class A * 183 1,841
Nasdaq, Inc. 6,699 1,054,222
NightDragon Acquisition
Corp., Class A * 219 2,144
North Atlantic Acquisition
Corp., Class A * 242 2,408
Northern Star Investment
Corp. II, Class A * 253 2,482
Northern Star Investment
Corp. III, Class A * 255 2,499
Northern Star Investment
Corp. IV, Class A * 255 2,496
Northern Trust Corp. 11,350 1,169,617
One Equity Partners Open
Water I Corp., Class A * 219 2,148
Open Lending Corp., Class A * 5,559 75,825
Oppenheimer Holdings, Inc.,
Class A 603 19,429

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Capital Markets
Pathfinder Acquisition Corp.,
Class A * 206 2,023
Perella Weinberg Partners 265 2,043
Peridot Acquisition Corp. II,
Class A * 260 2,549
Periphas Capital Partnering
Corp., Class A * 93 2,287
Pershing Square Tontine
Holdings Ltd., Class A * 1,270 25,260
Pine Technology Acquisition
Corp., Class A * 219 2,142
Pioneer Merger Corp.,
Class A * 257 2,529
Piper Sandler Cos. 1,234 141,885
PJT Partners, Inc., Class A 1,941 128,087
Plum Acquisition Corp. I,
Class A * 201 1,970
Pontem Corp., Class A * 439 4,320
Prime Impact Acquisition I,
Class A * 206 2,041
Priveterra Acquisition Corp.,
Class A * 175 1,715
Property Solutions Acquisition
Corp. II, Class A * 149 1,457
Prospector Capital Corp.,
Class A * 206 2,027
Pzena Investment
Management, Inc., Class A 647 4,070
Raymond James Financial,
Inc. 10,167 990,876
RedBall Acquisition Corp.,
Class A * 287 2,853
Revolution Healthcare
Acquisition Corp., Class A * 350 3,434
Ribbit LEAP Ltd., Class A * 263 2,604
Rice Acquisition Corp. II,
Class A * 219 2,151
Rigel Resource Acquisition
Corp., Class A * 179 1,790
RMG Acquisition Corp. III,
Class A * 308 3,031
Robinhood Markets, Inc.,
Class A *(d) 3,343 32,778
Ross Acquisition Corp. II,
Class A * 219 2,151
RXR Acquisition Corp.,
Class A * 219 2,148
S&P Global, Inc. 18,057 6,798,460
Science Strategic Acquisition
Corp. Alpha, Class A * 197 1,935
Sculptor Capital Management,
Inc. 778 8,138
SEI Investments Co. 9,117 507,999
Senior Connect Acquisition
Corp. I, Class A * 264 2,598
Sierra Lake Acquisition Corp.,
Class A * 191 1,887
Silver Spike Acquisition Corp.
II, Class A * 183 1,797
Common Stocks
Shares Value ($)
Capital Markets
Simon Property Group
Acquisition Holdings, Inc.,
Class A * 219 2,146
Slam Corp., Class A * 366 3,590
Social Capital Hedosophia
Holdings Corp. IV, Class A * 293 2,974
Social Capital Hedosophia
Holdings Corp. VI, Class A * 731 7,485
Social Leverage Acquisition
Corp. I, Class A * 219 2,146
State Street Corp. 19,543 1,308,795
StepStone Group, Inc.,
Class A 2,616 67,022
Stifel Financial Corp. 5,708 353,040
StoneX Group, Inc. * 1,585 107,431
Sustainable Development
Acquisition I Corp., Class A * 201 1,972
SVF Investment Corp.,
Class A * 383 3,776
SVF Investment Corp. 3,
Class A * 209 2,073
T. Rowe Price Group, Inc. (d) 12,230 1,504,779
Tailwind Acquisition Corp.,
Class A * 212 2,101
Tailwind International
Acquisition Corp., Class A * 219 2,153
TCV Acquisition Corp.,
Class A * 262 2,560
TCW Special Purpose
Acquisition Corp., Class A * 296 2,895
Tech and Energy Transition
Corp., Class A * 245 2,396
Thunder Bridge Capital
Partners III, Inc., Class A * 197 1,933
TLG Acquisition One Corp.,
Class A * 249 2,443
TortoiseEcofin Acquisition
Corp. III, Class A * 219 2,126
TPG Pace Beneficial Finance
Corp., Class A * 221 2,188
TPG Pace Beneficial II Corp.,
Class A * 255 2,502
Tradeweb Markets, Inc.,
Class A (d) 6,296 448,212
Trine II Acquisition Corp.,
Class A * 264 2,624
Twelve Seas Investment Co.
II, Class A * 226 2,215
USHG Acquisition Corp.,
Class A * 171 1,731
Value Line, Inc. 36 2,357
VectoIQ Acquisition Corp. II,
Class A * 219 2,157
Vector Acquisition Corp. II,
Class A * 280 2,752
Victory Capital Holdings, Inc.,
Class A 143 3,860
Virgin Group Acquisition Corp.
II, Class A * 257 2,549

42 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Virtu Financial, Inc., Class A 4,227 122,076
Virtus Investment Partners,
Inc. 330 58,463
Warburg Pincus Capital Corp.
I-B, Class B * 349 3,431
WisdomTree Investments,
Inc. (d) 1,494 8,710
Zimmer Energy Transition
Acquisition Corp., Class A * 219 2,129
60,909,737
Chemicals 0.8%
AdvanSix, Inc. 1,119 49,840
Air Products & Chemicals, Inc. 10,642 2,490,973
Albemarle Corp. 6,017 1,160,258
American Vanguard Corp. 1,209 25,873
Amyris, Inc. *(d) 5,630 19,311
Ashland Global Holdings, Inc. 3,081 323,413
Aspen Aerogels, Inc. * 761 16,438
Avient Corp. 5,076 249,942
Axalta Coating Systems Ltd. * 11,377 288,634
Balchem Corp. 1,722 212,150
Cabot Corp. 2,612 172,000
Celanese Corp. 5,352 786,423
CF Industries Holdings, Inc. 10,418 1,008,775
Chase Corp. 299 25,224
Chemours Co. (The) 7,170 237,112
Corteva, Inc. 36,952 2,131,761
Danimer Scientific, Inc. *(d) 2,431 9,530
Diversey Holdings Ltd. * 607 4,698
Dow, Inc. 36,671 2,438,621
DuPont de Nemours, Inc. 26,749 1,763,562
Eastman Chemical Co. 6,729 690,866
Ecolab, Inc. 12,627 2,138,256
Ecovyst, Inc. 1,746 17,565
Element Solutions, Inc. 12,655 260,946
FMC Corp. 6,308 836,062
FutureFuel Corp. 939 8,930
GCP Applied Technologies,
Inc. * 3,780 118,579
Ginkgo Bioworks Holdings,
Inc. *(d) 17,133 49,686
Hawkins, Inc. 782 29,153
HB Fuller Co. 3,204 213,707
Huntsman Corp. 9,418 318,988
Ingevity Corp. * 2,241 134,236
Innospec, Inc. 1,668 158,977
International Flavors &
Fragrances, Inc. 12,619 1,530,685
Intrepid Potash, Inc. * 394 30,173
Koppers Holdings, Inc. 825 20,014
Kronos Worldwide, Inc. 947 14,413
Linde plc 1,186 369,985
Livent Corp. *(d) 9,067 193,671
LyondellBasell Industries NV,
Class A 13,465 1,427,694
Marrone Bio Innovations, Inc. * 1,782 2,067
Minerals Technologies, Inc. 2,015 128,174
Mosaic Co. (The) 19,037 1,188,290
NewMarket Corp. 399 129,519
Common Stocks
Shares Value ($)
Chemicals
Olin Corp. 6,827 391,870
Origin Materials, Inc. * 811 5,263
Orion Engineered Carbons SA 452 6,825
Perimeter Solutions SA * 978 9,936
PPG Industries, Inc. 12,294 1,573,509
PureCycle Technologies,
Inc. *(d) 8,175 63,765
Quaker Chemical Corp. 721 117,314
Rayonier Advanced Materials,
Inc. * 2,421 12,420
RPM International, Inc. 6,829 566,124
Scotts Miracle-Gro Co.
(The) (d) 2,184 226,983
Sensient Technologies Corp. 2,568 217,253
Sherwin-Williams Co. (The) 12,346 3,394,656
Shin-Etsu Chemical Co. Ltd. 49,800 6,865,923
Stepan Co. 1,343 137,134
Tredegar Corp. 1,083 12,400
Trinseo plc 2,490 118,151
Tronox Holdings plc, Class A 6,387 109,856
Valvoline, Inc. 7,778 235,129
Westlake Corp. 1,588 200,961
Zymergen, Inc. *(d) 1,080 1,814
37,692,460
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 7,118 343,586
ACCO Brands Corp. 3,375 24,739
ACV Auctions, Inc., Class A * 590 7,876
Aurora Innovation, Inc. *(d) 10,507 44,760
Brady Corp., Class A 2,954 132,191
BrightView Holdings, Inc. * 1,360 17,218
Brink's Co. (The) 2,137 125,976
Casella Waste Systems, Inc.,
Class A * 2,634 216,620
CECO Environmental Corp. * 1,380 6,555
Cimpress plc * 944 47,681
Cintas Corp. 4,552 1,808,328
Clean Harbors, Inc. * 2,914 305,766
CompX International, Inc. 68 1,444
Copart, Inc. * 10,986 1,248,559
CoreCivic, Inc. * 3,809 47,346
Deluxe Corp. 2,716 73,549
Driven Brands Holdings, Inc. * 3,487 97,252
Ennis, Inc. 1,013 17,474
GEO Group, Inc. (The) * 4,267 27,864
Harsco Corp. * 2,985 30,507
Healthcare Services Group,
Inc. 5,260 89,893
Heritage-Crystal Clean, Inc. * 659 17,991
HNI Corp. 1,290 45,976
IAA, Inc. * 7,218 264,540
Interface, Inc. (d) 2,296 29,136
KAR Auction Services, Inc. * 8,327 122,074
Kimball International, Inc.,
Class B 1,450 11,136
Matthews International Corp.,
Class A 1,217 36,279
MillerKnoll, Inc. 4,275 135,646

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc. * 781 35,434
MSA Safety, Inc. 1,976 238,483
NL Industries, Inc. 307 2,112
Pitney Bowes, Inc. 2,148 11,320
Republic Services, Inc. 10,834 1,454,681
Rollins, Inc. 12,154 407,645
Shapeways Holdings, Inc. * 120 228
SP Plus Corp. * 928 26,448
Steelcase, Inc., Class A 3,409 39,988
Stericycle, Inc. * 4,757 238,754
Team, Inc. * 1,012 1,457
Tetra Tech, Inc. 2,930 408,090
UniFirst Corp. 790 136,117
US Ecology, Inc. * 1,148 55,093
Viad Corp. * 828 27,117
VSE Corp. (d) 65 2,815
Waste Management, Inc. 23,955 3,939,160
12,402,904
Communications Equipment 0.3%
ADTRAN, Inc. 1,882 32,728
Arista Networks, Inc. * 12,556 1,451,097
Aviat Networks, Inc. * 64 1,914
CalAmp Corp. * 1,322 7,231
Calix, Inc. *(d) 3,030 120,927
Cambium Networks Corp. * 221 3,375
Casa Systems, Inc. * 982 4,812
Ciena Corp. * 7,657 422,437
Cisco Systems, Inc. 214,608 10,511,500
Clearfield, Inc. * 372 21,662
CommScope Holding Co.,
Inc. * 12,630 76,159
Comtech Telecommunications
Corp. 1,027 13,967
Digi International, Inc. * 1,214 22,969
DZS, Inc. * 348 4,207
Extreme Networks, Inc. * 4,962 47,635
F5, Inc. * 3,269 547,263
Harmonic, Inc. * 3,615 30,004
Infinera Corp. *(d) 6,366 48,955
Inseego Corp. *(d) 2,749 7,835
Juniper Networks, Inc. 15,978 503,627
KVH Industries, Inc. *(d) 490 3,905
Lumentum Holdings, Inc. *(d) 3,386 274,977
Motorola Solutions, Inc. 8,651 1,848,632
NETGEAR, Inc. * 1,189 25,801
NetScout Systems, Inc. * 4,153 127,912
Plantronics, Inc. * 2,349 93,631
Ribbon Communications, Inc. * 2,934 10,122
Ubiquiti, Inc. (d) 206 58,144
ViaSat, Inc. * 3,811 140,283
Viavi Solutions, Inc. * 14,964 214,584
16,678,295
Construction & Engineering 0.1%
AECOM (d) 7,520 530,611
Ameresco, Inc., Class A *(d) 1,722 86,858
API Group Corp. * 9,843 182,686
Arcosa, Inc. 2,818 150,848
Common Stocks
Shares Value ($)
Construction & Engineering
Argan, Inc. 605 22,252
Comfort Systems USA, Inc. 1,983 167,405
Concrete Pumping Holdings,
Inc. * 859 4,793
Construction Partners, Inc.,
Class A * 942 24,313
Dycom Industries, Inc. * 1,723 146,300
EMCOR Group, Inc. 3,019 321,463
Fluor Corp. *(d) 8,202 203,000
Granite Construction, Inc. (d) 3,303 97,934
Great Lakes Dredge & Dock
Corp. * 2,559 35,340
IES Holdings, Inc. * 271 7,940
INNOVATE Corp. *(d) 2,166 6,563
MasTec, Inc. *(d) 3,036 218,622
Matrix Service Co. * 900 6,120
MDU Resources Group, Inc. 10,922 281,351
MYR Group, Inc. * 569 45,002
Northwest Pipe Co. *(d) 285 7,612
NV5 Global, Inc. * 1,035 123,993
Primoris Services Corp. 1,838 42,605
Quanta Services, Inc. (d) 7,742 897,917
Sterling Construction Co.,
Inc. * 1,159 26,530
Tutor Perini Corp. * 1,616 14,980
Valmont Industries, Inc. 1,187 295,337
WillScot Mobile Mini Holdings
Corp. * 11,119 390,277
4,338,652
Construction Materials 0.1%
Eagle Materials, Inc. 2,202 271,551
Martin Marietta Materials, Inc. 3,244 1,149,090
Summit Materials, Inc.,
Class A * 6,622 184,091
United States Lime &
Minerals, Inc. 69 7,556
Vulcan Materials Co. 6,956 1,198,449
2,810,737
Consumer Finance 0.3%
Ally Financial, Inc. 18,732 748,531
American Express Co. 31,360 5,478,906
Atlanticus Holdings Corp. * 188 8,092
Capital One Financial Corp. 21,239 2,646,804
Credit Acceptance Corp. *(d) 451 231,137
Curo Group Holdings Corp. 760 8,922
Discover Financial Services 14,760 1,659,910
Encore Capital Group, Inc. *(d) 1,962 113,423
Enova International, Inc. * 2,819 105,431
EZCORP, Inc., Class A *(d) 2,374 16,618
FirstCash Holdings, Inc. 2,130 169,931
Green Dot Corp., Class A * 547 14,485
LendingClub Corp. * 5,539 84,470
LendingTree, Inc. * 787 62,504
Moneylion, Inc. * 768 1,597
Navient Corp. 9,202 146,220
Nelnet, Inc., Class A 844 69,267
OneMain Holdings, Inc. 6,460 296,708
Oportun Financial Corp. * 829 9,608

44 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
PRA Group, Inc. * 3,370 141,641
PROG Holdings, Inc. * 3,584 94,868
Regional Management Corp. 394 16,962
SLM Corp. 17,103 286,133
SoFi Technologies, Inc. *(d) 9,698 59,352
Synchrony Financial 26,161 962,986
Upstart Holdings, Inc. *(d) 2,500 187,550
World Acceptance Corp. * 209 39,440
13,661,496
Containers & Packaging 0.2%
Amcor plc 66,901 793,446
AptarGroup, Inc. (d) 3,398 390,192
Ardagh Group SA ^∞ 742 10,614
Ardagh Metal Packaging SA * 613 4,371
Avery Dennison Corp. 4,433 800,600
Ball Corp. 16,748 1,359,268
Berry Global Group, Inc. * 7,304 411,580
Crown Holdings, Inc. 5,987 658,809
Graphic Packaging Holding
Co. 16,269 354,664
Greif, Inc., Class A (d) 2,062 124,538
International Paper Co. 20,413 944,714
Myers Industries, Inc. 1,490 32,676
O-I Glass, Inc. * 4,639 62,534
Packaging Corp. of America 4,524 729,133
Pactiv Evergreen, Inc. 2,170 21,396
Ranpak Holdings Corp. * 2,390 36,041
Sealed Air Corp. 7,025 451,075
Silgan Holdings, Inc. 4,367 193,764
Sonoco Products Co. 7,411 458,815
TriMas Corp. 1,676 49,509
Westrock Co. 14,237 705,159
8,592,898
Distributors 0.0%
†
Funko, Inc., Class A * 1,019 16,599
Genuine Parts Co. 6,972 906,709
Greenlane Holdings, Inc.,
Class A * 288 99
LKQ Corp. 14,492 719,238
Pool Corp. 2,012 815,303
2,457,948
Diversified Consumer Services 0.1%
2U, Inc. *(d) 4,261 42,525
ADT, Inc. 3,830 26,235
Adtalem Global Education,
Inc. * 1,763 51,673
American Public Education,
Inc. * 603 11,722
Beachbody Co., Inc. (The) * 638 1,046
Bright Horizons Family
Solutions, Inc. * 3,172 362,369
Carriage Services, Inc. 713 30,581
Chegg, Inc. *(d) 7,916 195,842
Coursera, Inc. *(d) 4,342 81,673
Duolingo, Inc. * 61 5,275
European Wax Center, Inc.,
Class A 113 3,102
Common Stocks
Shares Value ($)
Diversified Consumer Services
Frontdoor, Inc. * 4,423 136,715
Graham Holdings Co., Class B 221 130,914
Grand Canyon Education,
Inc. * 2,333 223,898
H&R Block, Inc. 9,345 243,624
Laureate Education, Inc.,
Class A 2,489 28,200
Mister Car Wash, Inc. * 1,125 16,200
Nerdy, Inc. *(d) 349 1,298
OneSpaWorld Holdings
Ltd. *(d) 1,489 14,950
Perdoceo Education Corp. * 2,691 30,085
PowerSchool Holdings, Inc.,
Class A * 1,399 21,181
Regis Corp. * 875 1,181
Rover Group, Inc. * 713 4,513
Service Corp. International 7,567 496,471
Strategic Education, Inc. (d) 1,672 108,011
Stride, Inc. *(d) 2,452 96,364
Terminix Global Holdings,
Inc. * 6,657 305,490
Vivint Smart Home, Inc. * 2,615 13,703
WW International, Inc. * 1,645 16,105
2,700,946
Diversified Financial Services 0.7%
Alerus Financial Corp. 492 12,571
A-Mark Precious Metals, Inc. 861 67,847
Apollo Global Management,
Inc. 18,809 935,936
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,043 15,113
Berkshire Hathaway, Inc.,
Class B * 90,898 29,344,601
Cannae Holdings, Inc. * 5,279 118,250
Compass Diversified Holdings 355 7,760
Equitable Holdings, Inc. 21,458 618,634
Jackson Financial, Inc.,
Class A 554 23,440
ORIX Corp. 279,100 5,091,454
Voya Financial, Inc. (d) 4,753 300,104
36,535,710
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 518 26,853
AST SpaceMobile, Inc. *(d) 248 1,867
AT&T, Inc. 376,816 7,106,750
ATN International, Inc. 443 17,498
Bandwidth, Inc., Class A *(d) 779 17,231
BCE, Inc. 4,381 232,938
Cogent Communications
Holdings, Inc. 2,439 142,681
Consolidated Communications
Holdings, Inc. * 2,841 16,904
EchoStar Corp., Class A * 1,159 27,063
Frontier Communications
Parent, Inc. * 2,922 77,112
Globalstar, Inc. * 23,531 27,296
IDT Corp., Class B * 1,590 42,103

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Iridium Communications, Inc. * 6,788 242,399
Liberty Latin America Ltd.,
Class A * 8,815 81,451
Lumen Technologies, Inc. (d) 52,301 526,148
Ooma, Inc. * 770 9,887
Radius Global Infrastructure,
Inc. * 2,457 30,516
Starry Group Holdings, Inc.,
Class A *(d) 328 2,785
Telesat Corp. * 445 5,002
Verizon Communications, Inc. 221,709 10,265,127
18,899,611
Electric Utilities 0.8%
ALLETE, Inc. 3,352 198,908
Alliant Energy Corp. 13,011 765,177
American Electric Power Co.,
Inc. 28,043 2,779,342
Avangrid, Inc. (d) 3,301 146,399
Constellation Energy Corp. 16,595 982,590
Duke Energy Corp. 39,093 4,306,485
Edison International 25,633 1,763,294
Entergy Corp. 12,312 1,463,281
Evergy, Inc. 11,876 805,787
Eversource Energy 17,574 1,535,967
Exelon Corp. 60,234 2,817,746
FirstEnergy Corp. 26,910 1,165,472
Hawaiian Electric Industries,
Inc. 5,835 239,877
IDACORP, Inc. 2,783 292,716
MGE Energy, Inc. 2,224 173,183
NextEra Energy, Inc. 100,535 7,139,996
NRG Energy, Inc. 12,721 456,684
OGE Energy Corp. 11,188 432,752
Otter Tail Corp. 1,609 93,258
PG&E Corp. *(d) 99,338 1,256,626
Pinnacle West Capital Corp. 9,208 655,609
PNM Resources, Inc. 4,640 216,502
Portland General Electric
Co. (d) 4,805 227,421
PPL Corp. 47,987 1,358,512
Southern Co. (The) 54,116 3,971,573
Via Renewables, Inc. (d) 425 3,034
Xcel Energy, Inc. 34,231 2,507,763
37,755,954
Electrical Equipment 0.4%
Acuity Brands, Inc. 1,876 323,572
Allied Motion Technologies,
Inc. 498 12,121
American Superconductor
Corp. * 713 3,800
AMETEK, Inc. 11,923 1,505,398
Array Technologies, Inc. * 7,140 46,624
Atkore, Inc. * 2,434 233,907
AZZ, Inc. 1,025 46,781
Babcock & Wilcox Enterprises,
Inc. * 325 2,441
Blink Charging Co. *(d) 1,357 25,919
Common Stocks
Shares Value ($)
Electrical Equipment
Bloom Energy Corp.,
Class A *(d) 7,663 142,225
ChargePoint Holdings,
Inc. *(d) 13,013 168,388
Eaton Corp. plc 19,915 2,888,073
Emerson Electric Co. 32,319 2,914,527
Encore Wire Corp. 1,087 122,624
Energy Vault Holdings,
Inc. *(d) 183 2,542
EnerSys 2,596 169,934
Enovix Corp. * 142 1,284
Eos Energy Enterprises,
Inc. *(d) 262 555
ESS Tech, Inc. * 344 1,916
Fluence Energy, Inc. *(d) 226 2,072
FuelCell Energy, Inc. *(d) 18,884 77,047
Fuji Electric Co. Ltd. 74,700 3,290,613
Generac Holdings, Inc. *(d) 3,244 711,669
GrafTech International Ltd. 11,722 106,436
Hubbell, Inc. 2,838 554,432
Nidec Corp. 73,100 4,788,712
nVent Electric plc 9,225 311,621
Plug Power, Inc. *(d) 27,730 582,885
Powell Industries, Inc. (d) 325 6,273
Preformed Line Products Co. 99 5,891
Regal Rexnord Corp. 3,669 466,844
Rockwell Automation, Inc. (d) 5,936 1,499,849
Romeo Power, Inc. *(d) 15,139 16,653
Sensata Technologies Holding
plc *(d) 8,106 368,093
Shoals Technologies Group,
Inc., Class A * 5,147 51,367
Stem, Inc. *(d) 8,457 60,637
Sunrun, Inc. * 10,623 212,248
Thermon Group Holdings,
Inc. * 1,356 20,340
TPI Composites, Inc. * 1,240 14,186
Tritium DCFC Ltd. *(d) 1,083 9,844
Vertiv Holdings Co. 16,010 200,605
Vicor Corp. * 1,212 73,350
22,044,298
Electronic Equipment, Instruments & Components 0.5%
908 Devices, Inc. *(d) 3,405 60,439
Advanced Energy Industries,
Inc. 2,126 162,682
Aeva Technologies, Inc. * 4,378 14,360
AEye, Inc. *(d) 606 3,097
Akoustis Technologies,
Inc. *(d) 1,084 4,813
Alpine 4 Holdings, Inc. * 958 745
Amphenol Corp., Class A 36,488 2,608,892
Arlo Technologies, Inc. * 3,043 23,553
Arrow Electronics, Inc. * 3,480 410,153
Avnet, Inc. (d) 6,011 262,440
Badger Meter, Inc. 1,710 137,980
Belden, Inc. 2,512 129,695
Benchmark Electronics,
Inc. (d) 316 7,508
CDW Corp. 6,714 1,095,590

46 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Cognex Corp. 9,174 620,438
Coherent, Inc. * 1,366 365,951
Corning, Inc. 53,219 1,872,777
CTS Corp. 2,999 106,075
Daktronics, Inc. * 1,212 4,060
ePlus, Inc. * 1,296 73,198
Evolv Technologies Holdings,
Inc. * 393 861
Fabrinet * 1,880 184,597
FARO Technologies, Inc. * 709 24,312
Hamamatsu Photonics KK 35,100 1,577,952
Ibiden Co. Ltd. 80,200 3,038,465
Identiv, Inc. * 135 1,646
II-VI, Inc. *(d) 5,716 349,876
Insight Enterprises, Inc. * 1,906 189,399
IPG Photonics Corp. *(d) 2,091 197,558
Iteris, Inc. * 1,259 3,248
Itron, Inc. * 2,656 126,904
Jabil, Inc. 6,592 380,556
Keyence Corp. 4,600 1,855,899
Keysight Technologies, Inc. * 9,165 1,285,575
Kimball Electronics, Inc. * 987 17,608
Knowles Corp. * 3,151 58,356
Lightwave Logic, Inc. * 660 7,504
Littelfuse, Inc. 1,231 282,207
Luna Innovations, Inc. *(d) 799 4,410
Methode Electronics, Inc. 1,479 65,978
MicroVision, Inc. *(d) 5,502 17,771
Mirion Technologies, Inc. * 822 6,486
Napco Security Technologies,
Inc. * 1,009 17,657
National Instruments Corp. 7,951 287,349
nLight, Inc. * 1,419 18,660
Novanta, Inc. * 1,704 219,305
OSI Systems, Inc. * 394 31,165
Ouster, Inc. *(d) 760 2,516
PAR Technology Corp. * 700 23,128
PC Connection, Inc. 458 22,666
Plexus Corp. * 1,396 113,271
Rogers Corp. * 1,039 281,278
Sanmina Corp. * 3,292 134,610
ScanSource, Inc. * 160 5,478
SmartRent, Inc. * 584 2,838
Taiyo Yuden Co. Ltd. 28,200 1,112,970
TD SYNNEX Corp. 2,256 225,803
TE Connectivity Ltd. 2,069 258,170
Teledyne Technologies, Inc. * 2,317 999,901
Trimble, Inc. * 19,898 1,327,197
TTM Technologies, Inc. * 2,022 28,207
Velodyne Lidar, Inc. * 3,551 6,676
Vishay Intertechnology, Inc. 8,157 151,965
Vishay Precision Group, Inc. * 479 14,950
Vontier Corp. 8,741 223,944
Zebra Technologies Corp.,
Class A * 2,646 978,120
24,129,438
Energy Equipment & Services 0.2%
Archrock, Inc. 4,874 42,453
Baker Hughes Co. 37,915 1,176,123
Common Stocks
Shares Value ($)
Energy Equipment & Services
Bristow Group, Inc. * 361 10,765
Cactus, Inc., Class A 2,309 115,288
ChampionX Corp. 11,091 234,020
Core Laboratories NV 293 7,618
DMC Global, Inc. *(d) 615 12,294
Dril-Quip, Inc. * 1,958 56,547
Expro Group Holdings NV * 1,288 19,681
Halliburton Co. 45,359 1,615,688
Helix Energy Solutions Group,
Inc. * 5,855 24,064
Helmerich & Payne, Inc. 5,004 230,334
Liberty Energy, Inc., Class A * 49,606 800,641
Nabors Industries Ltd. * 506 78,238
National Energy Services
Reunited Corp. * 908 6,075
Newpark Resources, Inc. * 3,384 11,810
NexTier Oilfield Solutions,
Inc. * 6,826 75,291
Noble Corp. *(d) 224 7,152
NOV, Inc. 19,550 354,441
Oceaneering International,
Inc. * 6,286 71,220
Oil States International, Inc. * 2,275 15,379
Patterson-UTI Energy, Inc. 11,818 194,288
ProPetro Holding Corp. * 3,216 45,474
RPC, Inc. * 2,543 26,295
Schlumberger NV 70,721 2,758,826
Select Energy Services, Inc.,
Class A * 2,568 19,928
Solaris Oilfield Infrastructure,
Inc., Class A 996 11,205
TETRA Technologies, Inc. * 725 2,668
Tidewater, Inc. * 617 12,315
Transocean Ltd. * 3,637 13,675
US Silica Holdings, Inc. * 2,892 53,733
Valaris Ltd. * 385 19,539
Weatherford International plc * 411 13,267
8,136,335
Entertainment 0.6%
Activision Blizzard, Inc. 39,603 2,993,987
AMC Entertainment Holdings,
Inc., Class A *(d) 26,951 412,350
Cinedigm Corp., Class A * 938 653
Cinemark Holdings, Inc. *(d) 6,624 105,057
CuriosityStream, Inc. *(d) 166 337
Electronic Arts, Inc. 18,063 2,132,337
Endeavor Group Holdings,
Inc., Class A * 952 21,658
Eros STX Global Corp. *(d) 153 265
IMAX Corp. * 1,679 26,562
Liberty Media Corp.-Liberty
Braves, Class C * 1,189 29,856
Liberty Media Corp.-Liberty
Formula One, Class A * 161 9,245
Liberty Media Corp-Liberty
Braves, Class A * 313 8,222
Liberty Media Corp-Liberty
Formula One, Class C * 9,944 619,809

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Entertainment
Lions Gate Entertainment
Corp., Class A * 8,189 104,693
Live Nation Entertainment,
Inc. * 7,010 735,209
LiveOne, Inc. *(d) 899 611
Madison Square Garden
Entertainment Corp. * 1,846 135,219
Madison Square Garden
Sports Corp. Series A,* 1,296 210,095
Marcus Corp. (The) *(d) 870 13,685
Netflix, Inc. * 22,202 4,226,373
Playstudios, Inc. *(d) 501 2,901
Playtika Holding Corp. * 4,768 83,821
ROBLOX Corp., Class A *(d) 2,973 91,122
Roku, Inc. *(d) 6,247 580,346
Sciplay Corp., Class A * 151 2,017
Skillz, Inc. *(d) 16,032 32,866
Spotify Technology SA * 6,185 628,705
Take-Two Interactive
Software, Inc. * 6,123 731,760
Walt Disney Co. (The) * 100,539 11,223,169
Warner Bros Discovery, Inc. * 113,838 2,066,160
Warner Music Group Corp.,
Class A 715 21,285
World Wrestling
Entertainment, Inc., Class A 36,122 2,109,164
Zynga, Inc., Class A *(d) 53,116 439,269
29,798,808
Equity Real Estate Investment Trusts (REITs) 1.6%
Acadia Realty Trust 4,746 99,286
Agree Realty Corp. 3,090 209,873
Alexander & Baldwin, Inc. 5,463 115,816
Alexander's, Inc. 82 20,350
Alexandria Real Estate
Equities, Inc. 8,551 1,557,650
American Assets Trust, Inc. 3,677 134,578
American Campus
Communities, Inc. 6,878 444,800
American Homes 4 Rent,
Class A 14,896 590,031
American Tower Corp. 23,082 5,563,224
Americold Realty Trust 14,099 371,932
Apartment Income REIT Corp. 7,757 381,412
Apartment Investment and
Management Co., Class A * 12,461 78,504
Apple Hospitality REIT, Inc. 13,433 237,630
Armada Hoffler Properties,
Inc. 421 5,705
Ashford Hospitality Trust, Inc. * 212 1,495
AvalonBay Communities, Inc. 9,120 2,074,618
Bluerock Residential Growth
REIT, Inc. 166 4,417
Boston Properties, Inc. 8,082 950,443
Brandywine Realty Trust 5,710 66,636
Brixmor Property Group, Inc. 16,328 414,405
Broadstone Net Lease, Inc. 7,734 160,016
BRT Apartments Corp. 281 6,151
Camden Property Trust 5,192 814,573
CareTrust REIT, Inc. 5,013 81,261
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc.,
Class A 1,929 15,837
CBL & Associates Properties,
Inc. * 122 3,576
Centerspace 472 43,547
Chatham Lodging Trust * 1,924 27,629
City Office REIT, Inc. 1,492 22,141
Clipper Realty, Inc. 525 4,688
Community Healthcare Trust,
Inc. 865 31,849
Corporate Office Properties
Trust 5,932 158,325
Cousins Properties, Inc. 8,570 307,663
Crown Castle International
Corp. 21,987 4,072,212
CTO Realty Growth, Inc. 257 16,389
CubeSmart 10,952 520,330
DiamondRock Hospitality Co. * 10,060 106,837
Digital Realty Trust, Inc. 14,627 2,137,297
DigitalBridge Group, Inc. * 27,231 189,528
Diversified Healthcare Trust 9,097 20,468
Douglas Emmett, Inc. 9,250 272,505
Duke Realty Corp. 19,624 1,074,414
Easterly Government
Properties, Inc. 6,181 117,748
EastGroup Properties, Inc. 2,172 407,250
Empire State Realty Trust,
Inc., Class A 5,319 45,956
EPR Properties 4,237 222,527
Equinix, Inc. 4,564 3,281,881
Equity Commonwealth * 5,382 140,955
Equity LifeStyle Properties,
Inc. 8,934 690,420
Equity Residential 24,252 1,976,538
Essential Properties Realty
Trust, Inc. 6,958 166,992
Essex Property Trust, Inc. 3,347 1,102,067
Extra Space Storage, Inc. 6,480 1,231,200
Farmland Partners, Inc. 1,121 16,501
Federal Realty Investment
Trust 4,152 486,033
First Industrial Realty Trust,
Inc. 6,191 359,078
Four Corners Property Trust,
Inc. 2,905 79,771
Franklin Street Properties
Corp. 4,198 21,662
Gaming and Leisure
Properties, Inc. 11,392 505,577
Getty Realty Corp. 382 10,280
Gladstone Commercial Corp. 1,300 27,352
Gladstone Land Corp. 726 26,426
Global Medical REIT, Inc. 1,639 24,192
Global Net Lease, Inc. 8,230 115,467
Healthcare Realty Trust, Inc. 7,422 200,988
Healthcare Trust of America,
Inc., Class A 27,342 832,837
Healthpeak Properties, Inc. 35,093 1,151,401
Hersha Hospitality Trust * 1,340 13,105

48 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Highwoods Properties, Inc. 5,619 229,480
Host Hotels & Resorts, Inc. 35,333 719,027
Hudson Pacific Properties,
Inc. 9,139 212,756
Independence Realty Trust,
Inc. 10,733 292,582
Indus Realty Trust, Inc. 88 6,288
Industrial Logistics Properties
Trust 2,521 40,739
Innovative Industrial
Properties, Inc. 1,340 193,751
InvenTrust Properties Corp. 438 13,267
Invitation Homes, Inc. 29,910 1,191,016
Iron Mountain, Inc. 14,699 789,777
iStar, Inc. 1,154 19,433
JBG SMITH Properties 8,006 211,038
Kilroy Realty Corp. 6,112 427,840
Kimco Realty Corp. 48,329 1,224,174
Kite Realty Group Trust 12,268 273,576
Lamar Advertising Co.,
Class A 4,484 495,078
Life Storage, Inc. 3,980 527,310
LTC Properties, Inc. 1,520 50,160
LXP Industrial Trust 14,518 182,201
Macerich Co. (The) 11,054 138,728
Medical Properties Trust, Inc. 30,086 553,282
Mid-America Apartment
Communities, Inc. 5,894 1,159,232
National Health Investors, Inc. 4,755 245,025
National Retail Properties, Inc. 9,966 436,909
National Storage Affiliates
Trust 4,169 235,965
Necessity Retail REIT, Inc.
(The) 4,382 32,734
NETSTREIT Corp. 3,305 71,454
NexPoint Residential Trust,
Inc. 1,238 110,380
Office Properties Income Trust 1,768 38,224
Omega Healthcare Investors,
Inc. 12,893 328,514
One Liberty Properties, Inc. 697 19,969
Orion Office REIT, Inc. 1,743 23,391
Outfront Media, Inc. 6,553 167,757
Paramount Group, Inc. 6,540 62,195
Park Hotels & Resorts, Inc. 14,256 280,986
Pebblebrook Hotel Trust 8,065 196,947
Phillips Edison & Co., Inc. 6,041 204,548
Physicians Realty Trust 12,036 206,297
Piedmont Office Realty Trust,
Inc., Class A 7,540 121,394
Plymouth Industrial REIT, Inc. 2,833 68,332
PotlatchDeltic Corp. 3,609 199,903
Preferred Apartment
Communities, Inc., Class A 1,951 48,541
Prologis, Inc. 37,650 6,034,918
PS Business Parks, Inc. 1,190 222,768
Public Storage 7,601 2,823,771
Rayonier, Inc. 7,484 323,309
Realty Income Corp. 31,184 2,162,922
Regency Centers Corp. 9,030 621,535
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Retail Opportunity
Investments Corp. 4,568 85,102
Retail Value, Inc. 110 345
Rexford Industrial Realty, Inc. 8,077 630,329
RLJ Lodging Trust 10,814 151,612
RPT Realty 3,039 40,388
Ryman Hospitality Properties,
Inc. * 3,018 282,123
Sabra Health Care REIT, Inc. 12,389 144,704
Safehold, Inc. 645 27,767
Saul Centers, Inc. 485 25,031
SBA Communications Corp. 5,504 1,910,493
Seritage Growth Properties,
Class A * 1,330 13,167
Service Properties Trust 5,031 40,852
Simon Property Group, Inc. 16,892 1,993,256
SITE Centers Corp. 6,046 96,131
SL Green Realty Corp. 3,768 260,821
Spirit Realty Capital, Inc. 6,575 285,684
STAG Industrial, Inc. 21,172 790,139
STORE Capital Corp. 13,190 374,992
Summit Hotel Properties, Inc. * 3,371 33,272
Sun Communities, Inc. 5,949 1,044,466
Sunstone Hotel Investors,
Inc. * 14,945 183,076
Tanger Factory Outlet
Centers, Inc. 3,653 58,923
Terreno Realty Corp. 4,243 308,678
UDR, Inc. 16,449 875,251
UMH Properties, Inc. 1,285 30,223
Uniti Group, Inc. 12,151 150,551
Universal Health Realty
Income Trust 503 25,246
Urban Edge Properties 6,970 130,269
Urstadt Biddle Properties, Inc.,
Class A 1,260 21,861
Ventas, Inc. 20,611 1,144,941
Veris Residential, Inc. * 6,425 102,864
VICI Properties, Inc. 43,127 1,285,615
Vornado Realty Trust 8,948 346,377
Washington REIT 6,383 153,766
Welltower, Inc. 27,487 2,496,094
Weyerhaeuser Co. 49,887 2,056,342
Whitestone REIT 1,617 19,647
WP Carey, Inc. 9,849 795,504
Xenia Hotels & Resorts, Inc. * 4,276 82,484
79,402,054
Food & Staples Retailing 0.6%
Albertsons Cos., Inc.,
Class A (d) 7,617 238,260
Andersons, Inc. (The) 1,247 62,637
BJ's Wholesale Club Holdings,
Inc. * 6,395 411,518
Casey's General Stores, Inc. 1,989 400,386
Chefs' Warehouse, Inc. (The) * 1,036 37,918
Costco Wholesale Corp. 22,648 12,042,394
Grocery Outlet Holding Corp. * 5,055 170,202
HF Foods Group, Inc. * 1,277 7,458
Ingles Markets, Inc., Class A 575 53,544

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Food & Staples Retailing
Kroger Co. (The) 37,128 2,003,427
Natural Grocers by Vitamin
Cottage, Inc. 296 6,035
Performance Food Group
Co. * 7,370 362,972
PriceSmart, Inc. 1,314 104,397
Rite Aid Corp. *(d) 2,156 13,734
SpartanNash Co. 1,370 46,964
Sprouts Farmers Market, Inc. * 6,041 180,022
Sysco Corp. 28,134 2,404,894
United Natural Foods, Inc. * 3,197 137,247
US Foods Holding Corp. * 12,408 466,789
Village Super Market, Inc.,
Class A 257 5,960
Walgreens Boots Alliance, Inc. 36,552 1,549,805
Walmart, Inc. 73,569 11,255,321
Weis Markets, Inc. 430 34,348
31,996,232
Food Products 0.7%
Ajinomoto Co., Inc. 219,300 5,708,083
AppHarvest, Inc. *(d) 2,441 10,033
Archer-Daniels-Midland Co. 30,213 2,705,876
B&G Foods, Inc. (d) 4,317 116,257
Benson Hill, Inc. * 584 2,114
Beyond Meat, Inc. *(d) 3,156 116,393
BRC, Inc., Class A * 219 3,263
Bunge Ltd. 6,729 761,184
Calavo Growers, Inc. 661 23,955
Cal-Maine Foods, Inc. 3,102 166,670
Campbell Soup Co. (d) 21,138 998,136
Conagra Brands, Inc. 39,142 1,367,230
Darling Ingredients, Inc. * 7,913 580,735
Dole plc 518 6,169
Flowers Foods, Inc. 10,396 275,702
Fresh Del Monte Produce, Inc. 1,222 31,833
Freshpet, Inc. *(d) 2,266 211,531
General Mills, Inc. 37,583 2,658,246
Hain Celestial Group, Inc.
(The) * 5,170 173,402
Hershey Co. (The) 7,226 1,631,414
Hormel Foods Corp. 18,005 943,282
Hostess Brands, Inc. * 8,409 190,800
Ingredion, Inc. 3,881 330,312
J & J Snack Foods Corp. 580 86,826
J M Smucker Co. (The) (d) 9,171 1,255,785
John B Sanfilippo & Son, Inc. 353 27,407
Kellogg Co. 13,153 900,980
Kraft Heinz Co. (The) 35,247 1,502,580
Lamb Weston Holdings, Inc. 7,571 500,443
Lancaster Colony Corp. (d) 1,095 169,922
Landec Corp. * 801 7,970
Limoneira Co. (d) 694 8,286
McCormick & Co., Inc.
(Non-Voting) 16,834 1,692,995
Mission Produce, Inc. * 1,801 22,909
Mondelez International, Inc.,
Class A 78,303 5,048,977
Pilgrim's Pride Corp. * 3,030 85,901
Post Holdings, Inc. * 2,809 208,962
Common Stocks
Shares Value ($)
Food Products
Sanderson Farms, Inc. 875 165,699
Seaboard Corp. 4 16,900
Seneca Foods Corp., Class A * 242 13,129
Simply Good Foods Co.
(The) * 4,864 202,586
Sovos Brands, Inc. * 162 2,446
Tattooed Chef, Inc. *(d) 1,937 15,477
Tootsie Roll Industries, Inc. 660 23,120
TreeHouse Foods, Inc. * 3,219 101,398
Tyson Foods, Inc., Class A 14,845 1,382,960
Utz Brands, Inc. (d) 2,157 30,457
Vital Farms, Inc. * 116 1,334
Whole Earth Brands, Inc. * 235 1,624
32,489,693
Gas Utilities 0.1%
Atmos Energy Corp. 8,276 938,498
Brookfield Infrastructure Corp.,
Class A 3,039 215,526
Chesapeake Utilities Corp. 273 34,171
National Fuel Gas Co. 6,860 481,092
New Jersey Resources Corp. 5,316 229,439
Northwest Natural Holding Co. 1,180 56,439
ONE Gas, Inc. 2,848 240,286
South Jersey Industries,
Inc. (d) 10,999 376,056
Southwest Gas Holdings, Inc. 3,410 300,455
Spire, Inc. (d) 2,830 205,882
Star Group LP 216 2,307
UGI Corp. 10,903 373,973
3,454,124
Health Care Equipment & Supplies 1.5%
Abbott Laboratories 89,199 10,124,087
ABIOMED, Inc. * 2,338 670,024
Accelerate Diagnostics,
Inc. *(d) 977 938
Accuray, Inc. * 3,953 10,515
Acutus Medical, Inc. *(d) 1,138 1,457
Align Technology, Inc. * 4,084 1,183,992
Alpha Tau Medical Ltd. *(d) 165 1,406
Alphatec Holdings, Inc. * 1,645 17,848
AngioDynamics, Inc. * 1,479 31,133
Apyx Medical Corp. *(d) 1,124 4,237
Artivion, Inc. * 1,438 29,177
Asahi Intecc Co. Ltd. 111,000 2,164,050
Asensus Surgical, Inc. * 1,692 767
Aspira Women's Health, Inc. * 1,468 934
AtriCure, Inc. * 2,679 139,120
Atrion Corp. 28 17,545
Avanos Medical, Inc. * 3,522 102,702
Axogen, Inc. * 1,343 9,723
Axonics, Inc. * 2,756 142,816
Baxter International, Inc. 25,951 1,844,078
Becton Dickinson and Co. 14,640 3,618,862
BioLife Solutions, Inc. * 1,156 14,647
Bioventus, Inc., Class A * 794 9,552
Boston Scientific Corp. * 84,097 3,541,325
Butterfly Network, Inc. * 13,229 44,053
Cardiovascular Systems, Inc. * 1,420 26,554

50 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cerus Corp. * 15,248 70,446
ClearPoint Neuro, Inc. *(d) 7,083 60,701
CONMED Corp. 1,302 173,114
Cooper Cos., Inc. (The) (d) 2,357 850,971
CryoPort, Inc. *(d) 2,353 53,084
Cutera, Inc. *(d) 666 36,170
CytoSorbents Corp. * 1,233 2,589
Dentsply Sirona, Inc. 11,760 470,282
DexCom, Inc. * 4,985 2,036,771
Eargo, Inc. * 128 484
Edwards Lifesciences Corp. * 31,671 3,350,158
Embecta Corp. *(d) 2,852 86,786
Enovis Corp. * 2,291 148,617
Envista Holdings Corp. *(d) 7,224 286,215
Figs, Inc., Class A * 3,105 48,624
Glaukos Corp. * 2,899 137,094
Globus Medical, Inc., Class A * 4,389 290,640
Haemonetics Corp. * 2,899 146,892
Heska Corp. *(d) 665 73,044
Hologic, Inc. * 12,104 871,367
Hoya Corp. 57,700 5,748,609
ICU Medical, Inc. * 1,143 244,591
IDEXX Laboratories, Inc. * 4,363 1,878,184
Inari Medical, Inc. * 1,472 118,790
Inogen, Inc. * 742 18,758
Insulet Corp. *(d) 3,234 772,894
Integer Holdings Corp. * 1,828 137,411
Integra LifeSciences Holdings
Corp. * 3,998 244,518
Intersect ENT, Inc. * 1,232 33,720
Intuitive Surgical, Inc. * 18,224 4,361,003
Invacare Corp. * 1,405 2,332
iRadimed Corp. 168 5,529
iRhythm Technologies, Inc. * 1,323 163,219
Lantheus Holdings, Inc. * 3,815 253,354
LeMaitre Vascular, Inc. 698 30,161
LivaNova plc * 3,062 234,733
Masimo Corp. * 2,676 302,308
Medtronic plc 74,791 7,805,189
Meridian Bioscience, Inc. * 1,678 42,940
Merit Medical Systems, Inc. * 2,979 184,728
Mesa Laboratories, Inc. 77 16,450
Natus Medical, Inc. * 1,274 42,386
Neogen Corp. * 6,246 164,894
Nevro Corp. * 2,038 125,724
Novocure Ltd. *(d) 4,758 364,368
NuVasive, Inc. * 3,033 156,018
Olympus Corp. 316,100 5,598,865
OraSure Technologies,
Inc. *(d) 2,541 15,602
Ortho Clinical Diagnostics
Holdings plc * 6,239 109,869
Orthofix Medical, Inc. * 726 22,506
OrthoPediatrics Corp. *(d) 489 22,044
Outset Medical, Inc. * 2,992 104,361
PAVmed, Inc. *(d) 1,778 2,258
Penumbra, Inc. * 1,837 316,993
Pulmonx Corp. *(d) 1,040 25,064
Pulse Biosciences, Inc. *(d) 461 1,152
Quidel Corp. * 1,937 194,901
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Quotient Ltd. * 2,268 1,308
ResMed, Inc. (d) 7,208 1,441,384
Retractable Technologies,
Inc. *(d) 422 1,616
SeaSpine Holdings Corp. * 934 8,696
Semler Scientific, Inc. * 28 1,288
Senseonics Holdings, Inc. *(d) 13,233 18,526
Shockwave Medical, Inc. * 1,620 244,831
SI-BONE, Inc. * 1,074 21,459
Sientra, Inc. *(d) 1,553 2,205
Silk Road Medical, Inc. * 929 32,561
SmileDirectClub, Inc. *(d) 730 1,351
STAAR Surgical Co. * 2,599 148,377
Stereotaxis, Inc. *(d) 1,734 4,335
STERIS plc 4,526 1,014,050
Stryker Corp. 17,762 4,285,260
Surmodics, Inc. * 538 20,799
Tactile Systems Technology,
Inc. * 707 11,934
Tandem Diabetes Care, Inc. * 3,021 291,466
Teleflex, Inc. 2,483 709,194
TransMedics Group, Inc. * 866 18,151
Treace Medical Concepts,
Inc. * 177 3,469
UFP Technologies, Inc. * 299 20,532
Utah Medical Products, Inc. 153 12,942
Vapotherm, Inc. *(d) 676 3,001
Varex Imaging Corp. *(d) 1,519 30,152
Vicarious Surgical, Inc. * 286 1,407
ViewRay, Inc. * 4,676 12,485
Zimmer Biomet Holdings, Inc. 10,978 1,325,593
Zimvie, Inc. * 132 2,970
Zynex, Inc. 674 4,293
72,507,652
Health Care Providers & Services 1.3%
1Life Healthcare, Inc. *(d) 7,877 55,533
23andMe Holding Co. *(d) 715 2,138
Acadia Healthcare Co., Inc. * 5,017 340,554
Accolade, Inc. * 1,791 9,958
AdaptHealth Corp. * 2,293 29,029
Addus HomeCare Corp. * 1,187 100,040
Agiliti, Inc. * 1,032 20,372
agilon health, Inc. *(d) 8,642 153,568
Alignment Healthcare, Inc. * 7,197 69,163
Amedisys, Inc. *(d) 1,797 229,387
AmerisourceBergen Corp. 7,695 1,164,177
AMN Healthcare Services,
Inc. *(d) 2,500 244,375
Anthem, Inc. 12,547 6,297,716
Apollo Medical Holdings,
Inc. *(d) 2,014 73,471
Aveanna Healthcare Holdings,
Inc. * 309 902
Brookdale Senior Living, Inc. * 7,632 47,166
Cano Health, Inc. * 784 4,155
Cardinal Health, Inc. 17,133 994,571
CareMax, Inc. *(d) 380 2,504
Castle Biosciences, Inc. * 874 19,525
Centene Corp. * 29,807 2,400,954

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Health Care Providers & Services
Chemed Corp. 872 428,492
Cigna Corp. 16,105 3,974,392
Clover Health Investments
Corp. * 1,871 5,033
Community Health Systems,
Inc. * 7,493 57,471
CorVel Corp. *(d) 184 28,535
Covetrus, Inc. * 3,759 51,874
Cross Country Healthcare,
Inc. * 1,543 28,916
CVS Health Corp. 67,567 6,495,216
DaVita, Inc. * 3,143 340,607
Encompass Health Corp. 5,226 359,706
Ensign Group, Inc. (The) (d) 3,123 250,871
Five Star Senior Living, Inc. * 837 1,766
Fulgent Genetics, Inc. * 776 42,587
Guardant Health, Inc. * 4,424 272,961
Hanger, Inc. * 1,545 25,400
HCA Healthcare, Inc. 12,506 2,683,162
HealthEquity, Inc. * 4,334 270,095
Henry Schein, Inc. * 7,345 595,679
Hims & Hers Health, Inc. * 695 2,926
Humana, Inc. 6,624 2,944,765
InfuSystem Holdings, Inc. * 493 3,909
Invitae Corp. * 11,913 63,258
Joint Corp. (The) * 511 15,596
Laboratory Corp. of America
Holdings * 4,781 1,148,779
LHC Group, Inc. * 1,472 244,131
LifeStance Health Group,
Inc. *(d) 6,636 44,926
McKesson Corp. 7,519 2,327,958
MEDNAX, Inc. * 2,485 46,022
ModivCare, Inc. * 841 87,439
Molina Healthcare, Inc. * 3,073 963,232
National HealthCare Corp. 490 33,349
National Research Corp. 567 19,448
Oak Street Health, Inc. *(d) 6,526 118,055
Ontrak, Inc. * 230 274
Option Care Health, Inc. *(d) 8,593 256,759
Owens & Minor, Inc. 4,101 145,544
Patterson Cos., Inc. 4,845 149,081
Pennant Group, Inc. (The) *(d) 1,034 16,947
PetIQ, Inc. *(d) 783 15,582
Premier, Inc., Class A 6,720 243,331
Privia Health Group, Inc. * 1,005 22,100
Progyny, Inc. * 3,636 139,804
Quest Diagnostics, Inc. 10,025 1,341,746
R1 RCM, Inc. * 7,021 158,113
RadNet, Inc. * 1,727 33,676
Select Medical Holdings Corp. 6,091 137,718
Sema4 Holdings Corp. *(d) 689 1,481
Sharps Compliance Corp. *(d) 517 2,233
Signify Health, Inc.,
Class A *(d) 2,259 31,174
Surgery Partners, Inc. *(d) 1,082 55,355
Talkspace, Inc. *(d) 567 760
Tenet Healthcare Corp. * 4,919 356,677
Tivity Health, Inc. * 1,644 52,822
UnitedHealth Group, Inc. 48,125 24,473,969
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 3,790 464,389
US Physical Therapy, Inc. 220 22,829
Viemed Healthcare, Inc. *(d) 936 4,661
64,362,839
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. * 1,530 31,610
American Well Corp., Class A * 6,227 19,490
Babylon Holdings Ltd.,
Class A * 1,056 1,563
Cerner Corp. 14,784 1,384,374
Certara, Inc. * 4,845 88,906
Change Healthcare, Inc. * 13,852 326,353
Computer Programs &
Systems, Inc. * 535 17,077
Definitive Healthcare
Corp. *(d) 169 3,997
Doximity, Inc., Class A *(d) 1,138 45,372
Evolent Health, Inc.,
Class A *(d) 4,725 130,032
GoodRx Holdings, Inc.,
Class A *(d) 454 6,152
Health Catalyst, Inc. * 3,529 58,723
HealthStream, Inc. * 1,029 19,654
iCAD, Inc. *(d) 647 2,329
Inspire Medical Systems, Inc. * 1,476 303,702
Multiplan Corp. * 18,993 84,139
NantHealth, Inc. *(d) 841 592
NextGen Healthcare, Inc. * 2,158 40,678
Omnicell, Inc. * 2,462 268,776
OptimizeRx Corp. * 463 13,015
Pear Therapeutics, Inc. *(d) 587 3,029
Phreesia, Inc. * 3,001 68,663
Schrodinger, Inc. *(d) 3,164 78,214
Sharecare, Inc. * 1,708 4,680
Simulations Plus, Inc. (d) 538 25,103
Tabula Rasa HealthCare, Inc. * 408 1,375
Teladoc Health, Inc. *(d) 8,088 273,051
Veeva Systems, Inc.,
Class A *(d) 7,237 1,316,772
4,617,421
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,480 17,508
Airbnb, Inc., Class A * 2,340 358,511
Aramark 12,918 468,278
Bally's Corp. * 857 25,573
Biglari Holdings, Inc.,
Class B * 38 5,183
BJ's Restaurants, Inc. *(d) 708 19,675
Bloomin' Brands, Inc. (d) 3,354 73,754
Bluegreen Vacations Holding
Corp. 191 5,023
Booking Holdings, Inc. * 2,104 4,650,492
Boyd Gaming Corp. 4,547 275,457
Brinker International, Inc. *(d) 2,768 100,561
Caesars Entertainment, Inc. * 19,328 1,281,060
Carnival Corp. *(d) 76,255 1,319,212

52 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Carrols Restaurant Group, Inc. 1,522 2,435
Century Casinos, Inc. * 1,478 15,475
Cheesecake Factory, Inc.
(The) * 3,316 122,394
Chipotle Mexican Grill, Inc. * 1,438 2,093,167
Choice Hotels International,
Inc. 1,362 191,307
Churchill Downs, Inc. 1,916 388,833
Chuy's Holdings, Inc. * 735 18,382
Cracker Barrel Old Country
Store, Inc. (d) 1,469 163,044
Darden Restaurants, Inc. (d) 6,263 825,025
Dave & Buster's
Entertainment, Inc. * 2,716 123,578
Denny's Corp. * 2,196 28,153
Dine Brands Global, Inc. 618 44,304
Domino's Pizza, Inc. 1,755 593,190
DraftKings, Inc., Class A * 16,265 222,505
Dutch Bros, Inc., Class A * 142 6,783
El Pollo Loco Holdings, Inc. * 675 7,189
Esports Technologies, Inc. *(d) 87 318
Everi Holdings, Inc. *(d) 3,077 53,417
Expedia Group, Inc. * 7,411 1,295,072
Fiesta Restaurant Group,
Inc. * 845 5,746
Full House Resorts, Inc. * 204 1,846
GAN Ltd. * 238 888
Golden Entertainment, Inc. * 636 30,503
Golden Nugget Online
Gaming, Inc. * 1,872 9,379
Hilton Grand Vacations, Inc. * 3,181 148,966
Hilton Worldwide Holdings,
Inc. *(d) 14,156 2,198,285
Hyatt Hotels Corp., Class A * 3,094 293,806
International Game
Technology plc 5,512 120,327
Jack in the Box, Inc. (d) 1,199 99,229
Krispy Kreme, Inc. (d) 4,360 57,901
Kura Sushi USA, Inc.,
Class A *(d) 134 6,724
Las Vegas Sands Corp. * 17,083 605,251
Life Time Group Holdings,
Inc. *(d) 181 2,588
Light & Wonder, Inc. * 5,069 284,168
Lindblad Expeditions
Holdings, Inc. * 1,019 15,601
Marriott International, Inc.,
Class A * 14,049 2,493,979
Marriott Vacations Worldwide
Corp. 1,946 290,596
McDonald's Corp. 40,073 9,984,589
MGM Resorts International 75,225 3,087,234
Monarch Casino & Resort,
Inc. * 499 35,005
Nathan's Famous, Inc. 88 4,169
Noodles & Co. * 1,285 7,157
Norwegian Cruise Line
Holdings Ltd. *(d) 87,889 1,760,417
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
ONE Group Hospitality, Inc.
(The) * 5,429 50,544
Papa John's International, Inc. 1,687 153,601
Penn National Gaming, Inc. * 8,735 319,439
Planet Fitness, Inc., Class A * 3,846 307,795
Playa Hotels & Resorts NV * 827 7,807
PlayAGS, Inc. * 1,088 7,181
Portillo's, Inc., Class A *(d) 143 2,979
RCI Hospitality Holdings, Inc. 415 25,713
Red Robin Gourmet Burgers,
Inc. *(d) 522 6,885
Red Rock Resorts, Inc.,
Class A 3,294 144,804
Royal Caribbean Cruises
Ltd. *(d) 10,907 847,801
Rush Street Interactive, Inc. * 4,056 25,756
Ruth's Hospitality Group, Inc. 1,159 24,304
SeaWorld Entertainment, Inc. * 2,029 136,836
Shake Shack, Inc., Class A * 2,196 126,995
Six Flags Entertainment
Corp. * 4,757 182,050
Sonder Holdings, Inc. * 287 1,289
Starbucks Corp. 59,598 4,448,395
Super Group SGHC Ltd. *(d) 286 2,740
Sweetgreen, Inc., Class A * 94 2,538
Target Hospitality Corp. * 1,611 10,085
Texas Roadhouse, Inc. (d) 3,803 313,101
Travel + Leisure Co. 4,769 264,584
Vail Resorts, Inc. 2,088 530,686
Wendy's Co. (The) 9,617 190,032
Wingstop, Inc. (d) 1,541 141,402
Wyndham Hotels & Resorts,
Inc. 4,307 378,844
Wynn Resorts Ltd. * 5,920 417,242
Yum China Holdings, Inc. 19,544 816,939
Yum! Brands, Inc. 14,714 1,721,685
47,949,264
Household Durables 0.3%
Aterian, Inc. *(d) 257 1,318
Bassett Furniture Industries,
Inc. 2,901 48,041
Beazer Homes USA, Inc. * 1,002 15,110
Cavco Industries, Inc. *(d) 573 135,371
Century Communities, Inc. 1,719 90,626
DR Horton, Inc. 17,156 1,193,886
Dream Finders Homes, Inc.,
Class A *(d) 122 2,114
Ethan Allen Interiors, Inc. 947 22,482
Garmin Ltd. 7,967 874,299
GoPro, Inc., Class A * 5,165 46,072
Green Brick Partners, Inc. * 848 16,706
Hamilton Beach Brands
Holding Co., Class A 183 1,713
Helen of Troy Ltd. *(d) 1,283 275,216
Hooker Furnishings Corp. (d) 388 6,542
Hovnanian Enterprises, Inc.,
Class A * 2,987 137,462
Installed Building Products,
Inc. 1,397 112,417

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Household Durables
iRobot Corp. *(d) 1,609 81,496
KB Home 4,925 159,718
La-Z-Boy, Inc. 3,578 94,030
Legacy Housing Corp. * 282 4,941
Leggett & Platt, Inc. 5,975 212,889
Lennar Corp., Class A 13,376 1,018,072
LGI Homes, Inc. * 1,156 108,329
Lifetime Brands, Inc. 325 4,101
Lovesac Co. (The) *(d) 323 14,160
M/I Homes, Inc. * 1,119 49,549
MDC Holdings, Inc. 2,245 82,863
Meritage Homes Corp. * 1,985 163,862
Mohawk Industries, Inc. * 2,557 360,690
Newell Brands, Inc. 20,798 481,474
NVR, Inc. * 167 730,827
PulteGroup, Inc. 11,599 484,374
Purple Innovation, Inc. *(d) 1,946 8,018
Skyline Champion Corp. * 3,011 153,681
Sonos, Inc. *(d) 6,841 156,112
Sony Group Corp. 80,300 6,901,903
Taylor Morrison Home Corp. * 6,732 176,311
Tempur Sealy International,
Inc. 8,374 227,019
Toll Brothers, Inc. 6,132 284,341
TopBuild Corp. * 1,793 324,784
Traeger, Inc. * 149 892
Tri Pointe Homes, Inc. * 6,332 130,882
Tupperware Brands Corp. * 3,659 64,325
Universal Electronics, Inc. * 517 15,251
VOXX International Corp. * 531 4,020
Vuzix Corp. *(d) 2,306 11,922
Whirlpool Corp. 3,153 572,333
16,062,544
Household Products 0.6%
Central Garden & Pet Co. *(d) 1,238 51,848
Church & Dwight Co., Inc. 12,586 1,227,890
Clorox Co. (The) 6,006 861,681
Colgate-Palmolive Co. 42,727 3,292,115
Energizer Holdings, Inc. 4,183 126,703
Kimberly-Clark Corp. 21,300 2,957,079
Oil-Dri Corp. of America 175 4,366
Procter & Gamble Co. (The) 122,888 19,729,668
Reynolds Consumer Products,
Inc. 3,013 89,155
Spectrum Brands Holdings,
Inc. 2,344 199,404
Unicharm Corp. 92,700 3,224,364
WD-40 Co. 746 137,249
31,901,522
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 34,746 709,513
Altus Power, Inc. *(d) 416 2,396
Brookfield Renewable Corp. 5,438 195,224
Clearway Energy, Inc., Class A 4,522 135,596
Montauk Renewables, Inc. * 367 4,169
NextEra Energy Partners
LP (d) 531 35,397
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc. 2,527 196,348
Sunnova Energy International,
Inc. *(d) 4,897 84,571
Vistra Corp. (d) 23,875 597,353
1,960,567
Industrial Conglomerates 0.4%
3M Co. 29,325 4,229,251
General Electric Co. 56,333 4,199,625
Honeywell International, Inc. 35,227 6,816,777
Roper Technologies, Inc. 5,353 2,515,482
17,761,135
Insurance 1.1%
Aflac, Inc. 34,585 1,981,029
Alleghany Corp. * 655 547,908
Allstate Corp. (The) 14,179 1,794,211
Ambac Financial Group, Inc. * 1,837 14,200
American Equity Investment
Life Holding Co. 4,251 160,348
American Financial Group,
Inc. 3,839 531,625
American International Group,
Inc. 43,059 2,519,382
American National Group, Inc. 225 42,437
AMERISAFE, Inc. 637 29,525
Aon plc, Class A 11,167 3,215,984
Arch Capital Group Ltd. * 18,709 854,440
Argo Group International
Holdings Ltd. 2,067 88,468
Arthur J Gallagher & Co. 10,606 1,787,005
Assurant, Inc. 3,119 567,284
Assured Guaranty Ltd. 4,030 222,255
Axis Capital Holdings Ltd. 4,249 243,595
Bright Health Group, Inc. *(d) 1,463 2,633
Brighthouse Financial, Inc. * 4,927 253,051
Brown & Brown, Inc. 12,836 795,575
BRP Group, Inc., Class A * 2,686 62,100
Chubb Ltd. 21,901 4,521,461
Cincinnati Financial Corp. 8,617 1,056,961
Citizens, Inc. *(d) 1,979 5,917
CNA Financial Corp. 2,560 121,446
CNO Financial Group, Inc. 8,234 198,769
Crawford & Co., Class A 552 4,306
Donegal Group, Inc., Class A 359 4,857
eHealth, Inc. * 451 3,631
Employers Holdings, Inc. 171 6,727
Enstar Group Ltd. * 605 142,629
Erie Indemnity Co., Class A 1,340 214,775
Everest Re Group Ltd. 2,103 577,715
Fidelity National Financial, Inc. 24,984 994,863
First American Financial Corp. 5,854 341,347
Genworth Financial, Inc.,
Class A * 10,342 38,369
Globe Life, Inc. 5,548 544,148
GoHealth, Inc., Class A * 467 349
Goosehead Insurance, Inc.,
Class A 981 56,398

54 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Greenlight Capital Re Ltd.,
Class A * 1,339 9,212
Hanover Insurance Group,
Inc. (The) 2,422 355,598
Hartford Financial Services
Group, Inc. (The) 17,319 1,211,118
HCI Group, Inc. 292 18,714
Heritage Insurance Holdings,
Inc. 1,064 4,533
Hippo Holdings, Inc. * 2,043 3,841
Horace Mann Educators Corp. 790 31,481
Investors Title Co. 65 12,197
James River Group Holdings
Ltd. 266 6,307
Kemper Corp. 3,207 148,035
Kinsale Capital Group, Inc. 1,168 258,934
Lemonade, Inc. *(d) 2,347 48,958
Lincoln National Corp. 8,889 534,673
Loews Corp. 11,806 741,889
Markel Corp. * 703 951,356
Marsh & McLennan Cos., Inc. 25,453 4,115,750
MBIA, Inc. * 2,790 33,592
Mercury General Corp. 1,985 100,104
MetLife, Inc. 35,036 2,301,164
National Western Life Group,
Inc., Class A 100 19,876
NI Holdings, Inc. * 268 4,248
Old Republic International
Corp. 16,202 356,606
Oscar Health, Inc., Class A * 753 5,542
Palomar Holdings, Inc. * 903 49,168
Primerica, Inc. 2,178 282,182
Principal Financial Group, Inc. 16,814 1,145,706
ProAssurance Corp. 611 15,012
Progressive Corp. (The) 29,226 3,137,703
Prudential Financial, Inc. (d) 20,399 2,213,495
Reinsurance Group of
America, Inc. 3,677 394,616
RenaissanceRe Holdings Ltd. 1,990 285,605
RLI Corp. 2,313 265,486
Root, Inc., Class A * 709 1,368
Ryan Specialty Group
Holdings, Inc., Class A * 1,523 56,336
Safety Insurance Group, Inc. 118 10,153
Selective Insurance Group,
Inc. 2,942 242,303
Selectquote, Inc. *(d) 10,351 21,323
SiriusPoint Ltd. * 3,135 19,688
Stewart Information Services
Corp. 322 16,615
Tiptree, Inc. 968 11,258
Tokio Marine Holdings, Inc. 83,900 4,527,644
Travelers Cos., Inc. (The) 14,861 2,542,123
Trean Insurance Group, Inc. * 152 763
Trupanion, Inc. *(d) 1,252 79,652
United Fire Group, Inc. 898 26,302
United Insurance Holdings
Corp. 903 2,068
Universal Insurance Holdings,
Inc. 960 12,058
Common Stocks
Shares Value ($)
Insurance
Unum Group 11,385 347,470
W R Berkley Corp. 13,366 888,705
White Mountains Insurance
Group Ltd. 152 159,299
Willis Towers Watson plc 6,412 1,377,682
53,953,234
Interactive Media & Services 2.0%
Alphabet, Inc., Class A * 29,713 68,053,671
Angi, Inc. * 431 1,901
Bumble, Inc., Class A *(d) 2,130 51,099
Cargurus, Inc. * 5,055 165,197
Cars.com, Inc. * 2,793 31,058
Eventbrite, Inc., Class A * 2,463 26,059
EverQuote, Inc., Class A * 468 6,496
fuboTV, Inc. *(d) 7,480 28,349
IAC/InterActiveCorp * 4,071 337,404
Liberty TripAdvisor Holdings,
Inc., Class A * 2,596 3,894
Match Group, Inc. * 14,143 1,119,418
MediaAlpha, Inc., Class A * 450 6,633
Meta Platforms, Inc., Class A * 121,547 24,366,527
Nextdoor Holdings, Inc. *(d) 388 1,750
Pinterest, Inc., Class A * 29,326 601,770
QuinStreet, Inc. * 1,874 17,822
Snap, Inc., Class A * 7,779 221,390
System1, Inc. * 259 3,274
TripAdvisor, Inc. *(d) 5,952 152,788
TrueCar, Inc. * 3,930 14,069
Twitter, Inc. * 40,063 1,963,888
Vimeo, Inc. *(d) 8,152 83,069
Yelp, Inc. * 4,090 133,048
Ziff Davis, Inc. * 2,355 208,088
ZipRecruiter, Inc., Class A * 334 7,518
ZoomInfo Technologies, Inc.,
Class A *(d) 2,434 115,372
97,721,552
Internet & Direct Marketing Retail 1.2%
1-800-Flowers.com, Inc.,
Class A * 1,269 12,944
1847 Goedeker, Inc. *(d) 635 806
Amazon.com, Inc. * 22,569 56,098,183
BARK, Inc. *(d) 621 1,919
CarParts.com, Inc. * 937 5,613
Chewy, Inc., Class A *(d) 534 15,518
ContextLogic, Inc., Class A * 2,995 5,092
DoorDash, Inc., Class A * 8,349 679,859
Duluth Holdings, Inc.,
Class B * 409 5,010
eBay, Inc. (d) 31,700 1,645,864
Etsy, Inc. *(d) 6,777 631,549
Groupon, Inc. * 1,028 20,056
Lands' End, Inc. * 457 6,407
Liquidity Services, Inc. * 957 13,800
Overstock.com, Inc. *(d) 2,332 78,262
PetMed Express, Inc. (d) 956 20,936
Porch Group, Inc. * 2,522 9,331
Poshmark, Inc., Class A * 232 2,561
Quotient Technology, Inc. * 3,326 17,661

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Qurate Retail, Inc. Series A, 20,217 85,114
RealReal, Inc. (The) * 2,725 14,770
Revolve Group, Inc. * 2,144 90,605
RumbleON, Inc., Class B * 55 1,109
Shutterstock, Inc. 1,298 98,285
Signa Sports United NV *(d) 911 7,060
Stitch Fix, Inc., Class A * 2,272 21,584
Vivid Seats, Inc., Class A 158 1,559
Wayfair, Inc., Class A *(d) 3,967 305,221
Xometry, Inc., Class A * 1,697 55,696
59,952,374
IT Services 2.2%
Accenture plc, Class A 32,686 9,817,567
Affirm Holdings, Inc. *(d) 2,393 68,679
Akamai Technologies, Inc. * 8,272 928,780
Amdocs Ltd. 6,591 525,237
Automatic Data Processing,
Inc. 21,555 4,702,870
BigBear.ai Holdings, Inc. *(d) 81 811
BigCommerce Holdings,
Inc. Series 1,* 2,828 50,536
Block, Inc., Class A *(d) 24,215 2,410,361
Bread Financial Holdings, Inc. 2,593 142,096
Brightcove, Inc. * 1,600 11,280
Broadridge Financial
Solutions, Inc. 6,502 937,133
Cantaloupe, Inc. * 3,078 16,837
Cass Information Systems,
Inc. 573 22,181
Cloudflare, Inc., Class A *(d) 13,417 1,155,740
Cognizant Technology
Solutions Corp., Class A 27,129 2,194,736
Concentrix Corp. 2,337 368,031
Conduent, Inc. * 6,630 37,327
Core Scientific, Inc. * 219 1,294
CSG Systems International,
Inc. 1,726 106,097
Cyxtera Technologies, Inc. *(d) 593 7,134
DigitalOcean Holdings, Inc. * 2,768 109,142
DXC Technology Co. * 13,559 389,143
EPAM Systems, Inc. * 2,783 737,467
Euronet Worldwide, Inc. * 2,862 348,162
EVERTEC, Inc. 2,744 108,114
Evo Payments, Inc., Class A * 1,606 36,183
ExlService Holdings, Inc. * 1,738 236,629
Fastly, Inc., Class A *(d) 5,848 92,983
Fidelity National Information
Services, Inc. 31,428 3,116,086
Fiserv, Inc. * 30,993 3,034,835
FleetCor Technologies, Inc. * 4,162 1,038,502
Flywire Corp. * 2,887 88,082
Gartner, Inc. * 4,154 1,206,945
Genpact Ltd. 10,021 403,546
Global Payments, Inc. 14,484 1,984,018
Globant SA * 1,903 411,029
GoDaddy, Inc., Class A * 8,121 656,258
Grid Dynamics Holdings, Inc. * 968 13,475
Hackett Group, Inc. (The) 1,004 23,584
I3 Verticals, Inc., Class A * 587 16,113
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 46,904 6,201,178
International Money Express,
Inc. * 604 12,001
Jack Henry & Associates, Inc. 3,636 689,313
Kyndryl Holdings, Inc. * 9,603 114,180
Limelight Networks, Inc. * 4,253 15,183
LiveRamp Holdings, Inc. * 4,029 126,188
Marqeta, Inc., Class A * 5,552 51,634
Mastercard, Inc., Class A 44,160 16,046,861
MAXIMUS, Inc. (d) 3,208 233,799
MoneyGram International,
Inc. * 3,750 37,988
MongoDB, Inc. * 3,298 1,170,559
Nomura Research Institute
Ltd. 87,200 2,470,894
NTT Data Corp. 305,100 5,622,876
Obic Co. Ltd. 8,200 1,213,401
Okta, Inc. * 6,840 816,080
Otsuka Corp. 59,400 1,950,051
Paya Holdings, Inc. * 3,639 18,523
Paychex, Inc. 16,561 2,098,776
Paymentus Holdings, Inc.,
Class A *(d) 89 1,474
Payoneer Global, Inc. * 1,900 7,942
PayPal Holdings, Inc. * 60,328 5,304,641
Paysafe Ltd. *(d) 29,342 81,571
Perficient, Inc. * 1,824 181,324
Priority Technology Holdings,
Inc. *(d) 431 2,069
Rackspace Technology,
Inc. *(d) 2,313 22,876
Remitly Global, Inc. *(d) 102 1,132
Repay Holdings Corp. * 3,284 43,940
Sabre Corp. * 18,884 197,715
SHIFT, Inc. * 14,000 2,656,723
Shift4 Payments, Inc.,
Class A *(d) 2,746 144,055
Snowflake, Inc., Class A * 10,958 1,878,640
SolarWinds Corp. 1,017 12,580
Squarespace, Inc.,
Class A *(d) 284 5,671
StarTek, Inc. * 617 2,314
StoneCo Ltd., Class A * 10,910 102,772
Switch, Inc., Class A 4,824 144,045
Thoughtworks Holding, Inc. * 268 4,961
Toast, Inc., Class A * 2,358 43,930
TTEC Holdings, Inc. 699 51,593
Tucows, Inc., Class A *(d) 271 15,615
Twilio, Inc., Class A * 8,299 927,994
Unisys Corp. * 2,538 36,065
VeriSign, Inc. * 5,019 896,845
Verra Mobility Corp. *(d) 7,078 99,304
Visa, Inc., Class A (d) 84,901 18,094,950
Western Union Co. (The) 20,814 348,843
WEX, Inc. * 1,989 330,651
Wix.com Ltd. * 2,481 187,216
108,273,959

56 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,366 55,651
American Outdoor Brands,
Inc. * 537 6,766
AMMO, Inc. *(d) 13,128 53,168
Brunswick Corp. 3,579 270,608
Callaway Golf Co. * 6,802 149,236
Clarus Corp. 770 17,210
Escalade, Inc. 258 3,393
Genius Brands International,
Inc. *(d) 1,811 1,286
Hasbro, Inc. 6,317 556,275
Johnson Outdoors, Inc.,
Class A 213 16,290
Latham Group, Inc. * 282 3,384
Malibu Boats, Inc., Class A * 800 40,232
Marine Products Corp. 219 2,571
MasterCraft Boat Holdings,
Inc. * 786 18,919
Mattel, Inc. * 16,615 403,911
Nautilus, Inc. * 948 2,853
Peloton Interactive, Inc.,
Class A *(d) 14,300 251,108
Polaris, Inc. (d) 3,213 305,042
Smith & Wesson Brands, Inc. 4,557 62,568
Sturm Ruger & Co., Inc. 623 42,457
Vinco Ventures, Inc. *(d) 785 1,947
Vista Outdoor, Inc. * 3,239 114,110
YETI Holdings, Inc. * 3,753 183,409
2,562,394
Life Sciences Tools & Services 0.7%
10X Genomics, Inc.,
Class A *(d) 3,847 183,733
Adaptive Biotechnologies
Corp. * 7,463 61,570
Agilent Technologies, Inc. 16,115 1,922,036
Avantor, Inc. *(d) 37,712 1,202,259
Azenta, Inc. 4,004 300,140
Berkeley Lights, Inc. * 1,584 7,880
Bionano Genomics, Inc. *(d) 9,011 14,688
Bio-Rad Laboratories, Inc.,
Class A * 1,041 533,054
Bio-Techne Corp. 1,955 742,294
Bruker Corp. 5,517 317,172
Charles River Laboratories
International, Inc. * 2,501 604,017
ChromaDex Corp. *(d) 1,406 2,657
Codexis, Inc. * 4,020 48,361
Cytek Biosciences, Inc. *(d) 5,135 48,526
Danaher Corp. 32,539 8,171,519
Harvard Bioscience, Inc. * 1,343 7,010
Illumina, Inc. * 7,654 2,270,559
Inotiv, Inc. *(d) 1,303 18,568
IQVIA Holdings, Inc. * 9,715 2,117,773
Maravai LifeSciences
Holdings, Inc., Class A * 5,750 176,697
Medpace Holdings, Inc. * 1,711 228,538
Mettler-Toledo International,
Inc. * 1,195 1,526,648
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
NanoString Technologies,
Inc. * 1,524 28,621
NeoGenomics, Inc. * 6,541 61,812
Pacific Biosciences of
California, Inc. *(d) 10,929 69,290
PerkinElmer, Inc. 6,744 988,738
Personalis, Inc. * 759 4,250
QIAGEN NV * 11,390 516,764
Quanterix Corp. * 803 17,819
Quantum-Si, Inc. * 468 2,050
Repligen Corp. * 2,640 415,114
Science 37 Holdings, Inc. * 344 1,345
Seer, Inc. *(d) 3,072 22,364
SomaLogic, Inc. * 899 5,682
Sotera Health Co. * 3,323 67,723
Standard BioTools, Inc. *(d) 2,765 7,327
Syneos Health, Inc. * 5,819 425,311
Thermo Fisher Scientific, Inc. 20,126 11,128,068
Waters Corp. * 3,144 952,695
West Pharmaceutical
Services, Inc. 3,836 1,208,570
36,429,242
Machinery 0.9%
AGCO Corp. 3,311 421,821
Agrify Corp. *(d) 114 329
Alamo Group, Inc. 219 27,690
Albany International Corp.,
Class A 1,749 136,807
Allison Transmission Holdings,
Inc. 5,064 189,596
Altra Industrial Motion Corp. 3,389 132,171
Astec Industries, Inc. 1,851 72,374
Barnes Group, Inc. 1,260 42,311
Blue Bird Corp. * 673 10,788
Caterpillar, Inc. 28,404 5,980,178
Chart Industries, Inc. * 1,908 322,109
CIRCOR International, Inc. * 791 15,543
Columbus McKinnon Corp. 938 33,252
Commercial Vehicle Group,
Inc. * 195 1,400
Crane Co. 2,174 209,204
Cummins, Inc. 7,144 1,351,573
Deere & Co. 15,427 5,824,464
Desktop Metal, Inc.,
Class A *(d) 12,320 43,243
Donaldson Co., Inc. 6,974 342,005
Douglas Dynamics, Inc. 2,358 73,004
Dover Corp. 7,032 937,366
Energy Recovery, Inc. * 1,650 30,558
Enerpac Tool Group Corp. 2,103 42,228
EnPro Industries, Inc. 827 77,085
Esab Corp. * 2,291 107,677
ESCO Technologies, Inc. 1,786 111,536
Evoqua Water Technologies
Corp. * 6,417 267,525
Fast Radius, Inc. * 220 187
Fathom Digital Manufacturing
C * 130 884
Federal Signal Corp. 3,192 108,624

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Machinery
Flowserve Corp. 5,455 178,433
Fortive Corp. 17,502 1,006,365
Franklin Electric Co., Inc. 2,543 177,857
Gates Industrial Corp. plc * 6,005 76,564
Gorman-Rupp Co. (The) 734 23,385
Graco, Inc. 8,982 557,064
Greenbrier Cos., Inc. (The) 1,191 50,868
Helios Technologies, Inc. 1,634 109,772
Hillenbrand, Inc. 4,280 174,710
Hillman Solutions Corp. *(d) 674 7,839
Hydrofarm Holdings Group,
Inc. * 1,201 11,470
Hyliion Holdings Corp. * 3,777 12,124
Hyster-Yale Materials
Handling, Inc. 395 12,134
Hyzon Motors, Inc. *(d) 477 1,894
Ideanomics, Inc. *(d) 13,825 9,943
IDEX Corp. 4,009 760,988
Illinois Tool Works, Inc. 16,942 3,339,438
Ingersoll Rand, Inc. 19,618 862,407
ITT, Inc. 4,318 303,210
John Bean Technologies
Corp. (d) 1,676 197,584
Kadant, Inc. 588 108,780
Kennametal, Inc. 5,037 129,602
Kurita Water Industries Ltd. 45,700 1,569,798
Lincoln Electric Holdings, Inc. 3,009 405,403
Lindsay Corp. 833 112,580
Luxfer Holdings plc 987 15,930
Manitowoc Co., Inc. (The) * 1,406 18,615
Markforged Holding Corp. * 596 2,032
Mayville Engineering Co.,
Inc. * 266 2,202
Meritor, Inc. *(d) 3,923 140,875
Microvast Holdings, Inc. *(d) 945 4,687
Middleby Corp. (The) *(d) 2,931 451,052
Miller Industries, Inc. 460 12,333
Mueller Industries, Inc. 3,185 172,468
Mueller Water Products, Inc.,
Class A 10,751 129,334
Nikola Corp. *(d) 13,105 94,094
NN, Inc. *(d) 1,485 4,500
Nordson Corp. 2,846 613,854
Omega Flex, Inc. 101 11,211
Oshkosh Corp. 3,446 318,548
Otis Worldwide Corp. 22,021 1,604,010
PACCAR, Inc. 17,431 1,447,645
Parker-Hannifin Corp. 6,625 1,794,182
Park-Ohio Holdings Corp. 303 2,906
Pentair plc 8,630 437,972
Proterra, Inc. *(d) 1,254 7,787
Proto Labs, Inc. * 1,910 81,385
RBC Bearings, Inc. *(d) 1,529 257,407
REV Group, Inc. (d) 1,114 13,279
Sarcos Technology and
Robotics Corp. * 298 1,401
Shyft Group, Inc. (The) 1,420 36,167
SMC Corp. 9,600 4,640,127
Snap-on, Inc. 2,535 538,662
SPX Corp. * 2,446 102,487
Common Stocks
Shares Value ($)
Machinery
Standex International Corp. 472 44,387
Stanley Black & Decker, Inc. 8,501 1,021,395
Tennant Co. 692 44,689
Terex Corp. 4,013 136,442
Timken Co. (The) 2,358 135,915
Titan International, Inc. * 322 4,463
Toro Co. (The) 5,005 401,051
Trinity Industries, Inc. 4,445 123,304
Velo3D, Inc. * 500 1,750
Wabash National Corp. 2,111 30,208
Watts Water Technologies,
Inc., Class A 1,517 193,357
Welbilt, Inc. * 7,411 175,048
Westinghouse Air Brake
Technologies Corp. 8,579 771,338
Xylem, Inc. 9,416 757,988
43,912,231
Marine 0.0%
†
Costamare, Inc. 1,370 18,372
Eagle Bulk Shipping, Inc. 245 15,249
Genco Shipping & Trading Ltd. 864 19,034
Kirby Corp. * 3,653 238,175
Matson, Inc. (d) 2,140 184,083
Safe Bulkers, Inc. 1,586 6,518
481,431
Media 0.4%
AdTheorent Holding Co.,
Inc. *(d) 260 2,249
Advantage Solutions, Inc. * 3,461 17,409
Altice USA, Inc., Class A * 12,126 112,529
AMC Networks, Inc., Class A * 575 18,762
Audacy, Inc. * 4,867 12,362
Boston Omaha Corp.,
Class A * 426 8,878
BuzzFeed, Inc. *(d) 363 1,811
Cable One, Inc. 297 346,361
Cardlytics, Inc. * 1,862 63,550
Charter Communications, Inc.,
Class A * 6,207 2,659,637
Clear Channel Outdoor
Holdings, Inc. * 14,431 35,500
Comcast Corp., Class A 230,631 9,169,889
comScore, Inc. * 2,543 5,137
Daily Journal Corp. * 44 11,315
DISH Network Corp.,
Class A *(d) 13,179 375,733
Emerald Holding, Inc. * 1,035 2,784
Entravision Communications
Corp., Class A 2,448 12,656
EW Scripps Co. (The),
Class A * 2,286 37,628
Fluent, Inc. *(d) 1,132 1,517
Fox Corp., Class A 23,429 784,053
Gannett Co., Inc. * 5,533 22,187
Gray Television, Inc. 5,532 102,453
Hemisphere Media Group,
Inc. * 541 2,104
iHeartMedia, Inc., Class A * 3,544 56,669

58 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Media
Integral Ad Science Holding
Corp. * 161 1,901
Interpublic Group of Cos., Inc.
(The) 21,155 690,076
John Wiley & Sons, Inc.,
Class A 5,630 286,511
Liberty Broadband Corp.,
Class A * 8,061 896,901
Liberty Media Corp-Liberty
SiriusXM, Class A *(d) 13,295 556,543
Loyalty Ventures, Inc. * 604 7,725
Magnite, Inc. * 7,266 70,117
National CineMedia, Inc. (d) 2,533 5,598
New York Times Co. (The),
Class A 8,752 335,377
News Corp., Class A 26,882 534,157
Nexstar Media Group, Inc.,
Class A 1,763 279,294
Omnicom Group, Inc. 10,636 809,719
Paramount Global, Class A (d) 30,931 901,304
PubMatic, Inc., Class A * 172 3,882
Scholastic Corp. 929 34,234
Sinclair Broadcast Group, Inc.,
Class A 3,325 73,948
Sirius XM Holdings, Inc. (d) 117,316 703,896
Stagwell, Inc. * 7,618 51,650
TechTarget, Inc. * 1,557 104,802
TEGNA, Inc. 11,663 257,169
Thryv Holdings, Inc. *(d) 130 3,358
WideOpenWest, Inc. * 1,790 35,889
20,507,224
Metals & Mining 0.3%
Alcoa Corp. 9,035 612,573
Allegheny Technologies,
Inc. *(d) 7,839 213,064
Alpha Metallurgical
Resources, Inc. * 100 15,474
Arconic Corp. * 3,489 87,783
Barrick Gold Corp. 19,150 427,237
Carpenter Technology
Corp. (d) 3,200 122,176
Century Aluminum Co. *(d) 2,184 36,844
Cleveland-Cliffs, Inc. * 25,881 659,707
Coeur Mining, Inc. * 16,371 59,427
Commercial Metals Co. 6,385 261,785
Compass Minerals
International, Inc. 2,303 136,176
Constellium SE * 6,100 101,809
Ferroglobe plc * 610 3,935
Freeport-McMoRan, Inc. 75,612 3,066,067
Gatos Silver, Inc. * 1,100 3,718
Haynes International, Inc. 519 20,283
Hecla Mining Co. 31,144 162,260
Kaiser Aluminum Corp. (d) 542 52,303
Materion Corp. 783 66,672
MP Materials Corp. *(d) 4,437 168,783
Newmont Corp. 40,916 2,980,731
Novagold Resources, Inc. * 11,238 69,900
Nucor Corp. 15,003 2,322,164
Common Stocks
Shares Value ($)
Metals & Mining
Olympic Steel, Inc. 280 9,612
Piedmont Lithium, Inc. * 94 6,149
Reliance Steel & Aluminum
Co. 3,059 606,447
Royal Gold, Inc. 4,645 606,080
Ryerson Holding Corp. 644 23,706
Schnitzer Steel Industries,
Inc., Class A 1,044 47,638
Southern Copper Corp. 3,754 233,762
Steel Dynamics, Inc. 9,282 795,931
SunCoke Energy, Inc. 3,375 28,080
TimkenSteel Corp. * 1,947 40,244
United States Steel Corp. 11,849 361,276
Warrior Met Coal, Inc. 2,049 69,809
Worthington Industries, Inc. 1,999 95,092
14,574,697
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 63,450 696,681
Annaly Capital Management,
Inc. 66,718 428,330
Apollo Commercial Real
Estate Finance, Inc. 3,920 47,197
Arbor Realty Trust, Inc. 8,029 137,296
Ares Commercial Real Estate
Corp. 1,395 21,023
ARMOUR Residential REIT,
Inc. 6,854 50,308
Blackstone Mortgage Trust,
Inc., Class A 6,164 185,167
BrightSpire Capital, Inc. 3,083 26,206
Broadmark Realty Capital, Inc. 5,604 43,767
Chimera Investment Corp. 12,175 121,993
Dynex Capital, Inc. 801 13,000
Ellington Financial, Inc. 4,016 65,019
Franklin BSP Realty Trust, Inc. 280 3,713
Granite Point Mortgage Trust,
Inc. 336 3,269
Great Ajax Corp. 787 7,327
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,118 164,679
Invesco Mortgage Capital, Inc. 8,044 13,997
KKR Real Estate Finance
Trust, Inc. 1,136 21,584
Ladder Capital Corp. 4,196 47,792
MFA Financial, Inc. 6,373 90,815
New Residential Investment
Corp. 68,275 710,060
New York Mortgage Trust, Inc. 7,241 23,316
Orchid Island Capital, Inc. 3,725 10,355
PennyMac Mortgage
Investment Trust 2,132 32,705
Ready Capital Corp. 1,691 24,638
Redwood Trust, Inc. 3,625 35,162
Starwood Property Trust, Inc. 24,896 569,620
TPG RE Finance Trust, Inc. 2,370 25,004
Two Harbors Investment Corp. 7,041 33,867
3,653,890

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Multiline Retail 0.2%
Big Lots, Inc. (d) 1,219 37,667
Dillard's, Inc., Class A (d) 140 42,533
Dollar General Corp. 11,926 2,832,783
Dollar Tree, Inc. * 11,114 1,805,469
Franchise Group, Inc. 920 34,307
Kohl's Corp. 7,295 422,235
Macy's, Inc. 15,836 382,756
Nordstrom, Inc. 6,465 166,151
Ollie's Bargain Outlet
Holdings, Inc. *(d) 3,687 177,160
Target Corp. 24,513 5,604,897
11,505,958
Multi-Utilities 0.4%
Ameren Corp. 13,332 1,238,543
Avista Corp. (d) 2,869 116,395
Black Hills Corp. 3,724 272,746
CenterPoint Energy, Inc. 39,718 1,215,768
CMS Energy Corp. 13,672 939,130
Consolidated Edison, Inc. 19,699 1,826,885
Dominion Energy, Inc. 41,186 3,362,425
DTE Energy Co. (d) 9,698 1,270,826
NiSource, Inc. 19,357 563,676
NorthWestern Corp. 3,035 172,054
Public Service Enterprise
Group, Inc. 29,564 2,059,428
Sempra Energy 16,466 2,656,954
Unitil Corp. 536 27,336
WEC Energy Group, Inc. 21,085 2,109,554
17,831,720
Oil, Gas & Consumable Fuels 1.7%
Aemetis, Inc. * 5,359 48,928
Alto Ingredients, Inc. *(d) 441 2,545
Antero Midstream Corp. 40,315 414,035
Antero Resources Corp. * 15,105 531,696
APA Corp. 18,311 749,469
Arch Resources, Inc. (d) 803 133,603
Archaea Energy, Inc. * 339 7,458
Berry Corp. 2,698 29,597
Brigham Minerals, Inc.,
Class A 4,028 99,814
California Resources Corp. 4,256 171,134
Callon Petroleum Co. * 2,342 120,074
Camber Energy, Inc. *(d) 1,590 1,263
Centennial Resource
Development, Inc.,
Class A *(d) 12,896 99,815
Centrus Energy Corp.,
Class A *(d) 70 1,943
Cheniere Energy, Inc. 15,584 2,116,463
Chesapeake Energy Corp. 5,163 423,469
Chevron Corp. 101,369 15,881,481
Civitas Resources, Inc. 2,666 156,281
Clean Energy Fuels Corp. *(d) 11,164 65,421
CNX Resources Corp. * 11,509 236,510
Comstock Resources, Inc. * 3,780 64,373
ConocoPhillips 67,645 6,461,450
CONSOL Energy, Inc. * 1,092 51,925
Continental Resources, Inc. 3,528 196,051
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc. (d) 41,352 1,190,524
Crescent Energy, Inc.,
Class A (d) 730 11,468
CVR Energy, Inc. 1,182 29,633
Delek US Holdings, Inc. * 2,636 63,791
Denbury, Inc. * 2,769 177,161
Devon Energy Corp. 34,757 2,021,815
DHT Holdings, Inc. 4,542 25,526
Diamondback Energy, Inc. 9,141 1,153,868
Dorian LPG Ltd. 722 10,628
DT Midstream, Inc. 5,626 302,398
Earthstone Energy, Inc.,
Class A *(d) 875 11,804
Energy Fuels, Inc. * 4,234 31,797
Enviva, Inc. 449 37,869
EOG Resources, Inc. 29,984 3,500,932
EQT Corp. 16,467 654,563
Equitrans Midstream Corp. 21,688 170,468
Excelerate Energy, Inc.,
Class A *(d) 7,071 190,988
Exxon Mobil Corp. 218,732 18,646,903
Falcon Minerals Corp. 1,848 12,566
Frontline Ltd. *(d) 8,173 68,081
Gevo, Inc. *(d) 15,819 58,689
Golar LNG Ltd. * 3,487 77,830
Green Plains, Inc. *(d) 533 14,961
Gulfport Energy Corp. * 72 6,767
Hess Corp. 14,454 1,489,774
Hess Midstream LP, Class A 206 6,059
HF Sinclair Corp. * 8,350 317,467
International Seaways, Inc. 1,814 38,330
Kinder Morgan, Inc. 127,915 2,321,657
Kinetik Holdings, Inc. 21 1,494
Kosmos Energy Ltd. * 21,200 143,312
Laredo Petroleum, Inc. * 517 36,816
Magnolia Oil & Gas Corp.,
Class A (d) 8,302 192,939
Marathon Oil Corp. 44,595 1,111,307
Marathon Petroleum Corp. (d) 31,786 2,773,646
Matador Resources Co. 5,836 284,914
Murphy Oil Corp. 8,262 314,617
New Fortress Energy, Inc. 1,314 50,957
Nordic American Tankers
Ltd. (d) 4,474 11,453
Northern Oil and Gas, Inc. 2,129 53,182
Oasis Petroleum, Inc. 1,038 137,701
Occidental Petroleum
Corp. (d) 43,625 2,403,301
ONEOK, Inc. (d) 29,088 1,842,143
Ovintiv, Inc. 13,921 712,616
Par Pacific Holdings, Inc. * 1,657 24,308
PBF Energy, Inc., Class A * 3,979 115,630
PDC Energy, Inc. 5,415 377,642
Peabody Energy Corp. *(d) 5,427 122,867
Phillips 66 24,084 2,089,528
Pioneer Natural Resources
Co. 10,957 2,547,174
Plains GP Holdings LP,
Class A * 1,167 13,035
Range Resources Corp. * 12,739 381,406

60 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ranger Oil Corp. * 767 24,429
Renewable Energy Group,
Inc. * 1,540 94,032
REX American Resources
Corp. * 225 19,042
SandRidge Energy, Inc. * 197 3,658
Scorpio Tankers, Inc. 1,559 38,554
SFL Corp. Ltd. 3,132 31,069
SM Energy Co. 6,462 229,595
Southwestern Energy Co. * 54,057 405,428
Talos Energy, Inc. * 990 17,988
Targa Resources Corp. 12,378 908,669
Tellurian, Inc. *(d) 13,893 69,187
Texas Pacific Land Corp. (d) 304 415,446
Uranium Energy Corp. *(d) 16,483 70,053
Valero Energy Corp. 20,030 2,232,944
Viper Energy Partners LP 496 14,250
W&T Offshore, Inc. * 4,020 19,135
Whiting Petroleum Corp. 2,180 159,249
Williams Cos., Inc. (The) (d) 78,155 2,679,935
World Fuel Services Corp. 2,548 61,713
83,945,479
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 671 22,217
Glatfelter Corp. 1,777 19,547
Louisiana-Pacific Corp. 3,882 250,467
Neenah, Inc. 678 24,001
Schweitzer-Mauduit
International, Inc. 1,218 30,645
Sylvamo Corp. * 1,124 50,186
397,063
Personal Products 0.1%
Beauty Health Co. (The) *(d) 5,076 66,496
BellRing Brands, Inc. * 5,064 108,520
Coty, Inc., Class A * 19,003 154,114
Edgewell Personal Care Co. 3,112 118,692
elf Beauty, Inc. * 3,319 80,751
Estee Lauder Cos., Inc. (The),
Class A 11,706 3,091,086
Herbalife Nutrition Ltd. *(d) 4,400 116,952
Inter Parfums, Inc. 1,379 112,706
Medifast, Inc. 635 113,259
Nature's Sunshine Products,
Inc. * 337 5,581
NewAge, Inc. *(d) 3,377 1,337
Nu Skin Enterprises, Inc.,
Class A (d) 3,020 128,773
Olaplex Holdings, Inc. *(d) 3,901 57,345
Revlon, Inc., Class A * 200 1,224
USANA Health Sciences, Inc. * 419 32,120
Veru, Inc. * 1,880 22,034
4,210,990
Pharmaceuticals 1.7%
9 Meters Biopharma, Inc. * 1,557 651
Aclaris Therapeutics, Inc. * 4,141 51,017
Aerie Pharmaceuticals, Inc. * 1,509 10,729
Common Stocks
Shares Value ($)
Pharmaceuticals
Amneal Pharmaceuticals,
Inc. * 3,982 15,371
Amphastar Pharmaceuticals,
Inc. * 1,420 50,367
Ampio Pharmaceuticals,
Inc. *(d) 1,334 307
ANI Pharmaceuticals, Inc. * 418 12,335
Antares Pharma, Inc. * 5,754 32,021
Arvinas, Inc. * 2,564 140,943
Atea Pharmaceuticals,
Inc. *(d) 2,183 12,814
Athira Pharma, Inc. * 1,422 14,632
Axsome Therapeutics, Inc. * 982 31,178
Bristol-Myers Squibb Co. 115,384 8,684,954
Cara Therapeutics, Inc. *(d) 1,608 14,022
Cassava Sciences, Inc. *(d) 1,220 25,461
Catalent, Inc. * 8,643 782,710
Collegium Pharmaceutical,
Inc. * 1,380 22,218
Corcept Therapeutics, Inc. *(d) 5,490 118,090
CorMedix, Inc. *(d) 668 2,298
Cymabay Therapeutics, Inc. * 2,979 6,762
Daiichi Sankyo Co. Ltd. 91,400 2,297,032
DICE Therapeutics, Inc. *(d) 72 1,463
Durect Corp. *(d) 5,623 2,530
Edgewise Therapeutics, Inc. * 163 1,301
Elanco Animal Health, Inc. * 23,843 603,466
Eli Lilly & Co. 43,420 12,684,285
Endo International plc * 8,851 17,702
Esperion Therapeutics, Inc. * 860 4,885
Evolus, Inc. *(d) 976 10,921
Fulcrum Therapeutics, Inc. * 586 5,637
Harmony Biosciences
Holdings, Inc. * 1,790 80,622
Ikena Oncology, Inc. *(d) 110 427
Innoviva, Inc. * 4,259 72,659
Intra-Cellular Therapies,
Inc. *(d) 4,298 217,522
Jazz Pharmaceuticals plc *(d) 3,154 505,334
Johnson & Johnson 135,702 24,488,783
Kala Pharmaceuticals, Inc. * 1,059 688
KemPharm, Inc. *(d) 192 858
Kyowa Kirin Co. Ltd. 128,400 2,696,334
Marinus Pharmaceuticals,
Inc. * 866 5,733
Merck & Co., Inc. 129,705 11,503,536
Mind Medicine MindMed, Inc. * 11,581 9,265
Nektar Therapeutics *(d) 11,732 48,453
NGM Biopharmaceuticals,
Inc. * 1,052 13,129
Nuvation Bio, Inc. *(d) 9,976 46,488
Ocular Therapeutix, Inc. * 2,442 8,718
Omeros Corp. *(d) 2,148 7,454
Oramed Pharmaceuticals,
Inc. * 2,285 11,745
Organon & Co. 13,804 446,283
Pacira BioSciences, Inc. * 2,021 150,706
Paratek Pharmaceuticals,
Inc. * 1,197 2,645
Perrigo Co. plc 7,543 258,725

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Pharmaceuticals
Pfizer, Inc. 286,298 14,048,643
Phathom Pharmaceuticals,
Inc. * 505 6,535
Phibro Animal Health Corp.,
Class A 835 15,022
Pliant Therapeutics, Inc. * 1,296 7,595
PLx Pharma, Inc. * 162 489
Prestige Consumer
Healthcare, Inc. * 2,937 160,536
Provention Bio, Inc. * 1,480 6,645
Reata Pharmaceuticals, Inc.,
Class A *(d) 1,670 42,385
Relmada Therapeutics, Inc. * 545 13,685
Revance Therapeutics, Inc. * 5,709 93,513
Roivant Sciences Ltd. * 2,679 9,886
Royalty Pharma plc, Class A 17,134 729,566
SIGA Technologies, Inc. * 2,234 15,348
Supernus Pharmaceuticals,
Inc. * 1,969 54,935
Tarsus Pharmaceuticals, Inc. * 111 2,032
TherapeuticsMD, Inc. * 10,273 2,072
Theravance Biopharma, Inc. * 1,870 18,045
Verrica Pharmaceuticals,
Inc. *(d) 408 2,681
Viatris, Inc. 60,286 622,754
WaVe Life Sciences Ltd. *(d) 742 1,447
Zoetis, Inc. 24,232 4,295,122
86,383,145
Professional Services 0.3%
Alight, Inc., Class A * 5,932 50,956
ASGN, Inc. * 2,663 302,117
Barrett Business Services, Inc. 300 21,591
BayCurrent Consulting, Inc. 3,500 1,156,900
BlackSky Technology, Inc. * 386 606
Booz Allen Hamilton Holding
Corp. 6,797 554,839
CACI International, Inc.,
Class A *(d) 1,180 313,054
CBIZ, Inc. * 3,631 152,103
Clarivate plc * 20,791 326,003
CoStar Group, Inc. * 20,462 1,301,792
CRA International, Inc. 248 20,428
Dun & Bradstreet Holdings,
Inc. * 12,200 192,638
Equifax, Inc. 6,437 1,310,058
Exponent, Inc. 2,821 270,280
First Advantage Corp. * 4,177 72,513
Forrester Research, Inc. * 451 25,116
Franklin Covey Co. * 512 20,516
FTI Consulting, Inc. *(d) 1,483 233,884
Heidrick & Struggles
International, Inc. 770 24,609
HireRight Holdings Corp. * 136 2,351
Huron Consulting Group, Inc. * 877 45,411
ICF International, Inc. 734 72,526
Insperity, Inc. 2,053 217,721
Jacobs Engineering Group,
Inc. 6,352 880,070
KBR, Inc. (d) 7,559 372,130
Common Stocks
Shares Value ($)
Professional Services
Kelly Services, Inc., Class A 1,378 26,582
Kforce, Inc. 820 57,441
Korn Ferry 3,283 201,707
Legalzoom.com, Inc. *(d) 4,731 67,890
Leidos Holdings, Inc. 7,205 745,789
ManpowerGroup, Inc. 3,074 277,275
ManTech International Corp.,
Class A 1,552 124,688
Mistras Group, Inc. * 536 3,050
Nielsen Holdings plc 19,537 523,787
Planet Labs PBC * 1,178 5,925
Recruit Holdings Co. Ltd. 99,300 3,662,942
Resources Connection, Inc. 1,266 21,762
Robert Half International, Inc. 5,418 532,644
Science Applications
International Corp. 3,028 252,020
Skillsoft Corp. * 369 1,974
Spire Global, Inc. * 667 1,107
Sterling Check Corp. * 114 2,962
TransUnion 9,942 870,124
TriNet Group, Inc. * 2,318 205,607
TrueBlue, Inc. * 1,400 35,798
Upwork, Inc. *(d) 6,296 132,027
Verisk Analytics, Inc. (d) 8,264 1,686,269
Willdan Group, Inc. *(d) 437 11,747
17,391,329
Real Estate Management & Development 0.1%
CBRE Group, Inc.,
Class A *(d) 17,413 1,445,975
Compass, Inc., Class A *(d) 1,557 8,454
Cushman & Wakefield plc *(d) 8,475 151,702
Doma Holdings, Inc. * 866 1,611
Douglas Elliman, Inc. 2,328 14,108
eXp World Holdings, Inc. (d) 3,546 47,481
Five Point Holdings LLC,
Class A * 365 2,135
Forestar Group, Inc. * 549 8,954
FRP Holdings, Inc. *(d) 287 16,218
Howard Hughes Corp. (The) * 2,471 247,817
Jones Lang LaSalle, Inc. * 2,634 576,135
Kennedy-Wilson Holdings, Inc. 5,834 131,557
Marcus & Millichap, Inc. 965 43,222
Newmark Group, Inc.,
Class A (d) 8,733 106,106
Offerpad Solutions, Inc. * 267 1,338
Opendoor Technologies, Inc. * 24,019 167,893
Rafael Holdings, Inc.,
Class B * 467 1,004
RE/MAX Holdings, Inc.,
Class A 114 2,674
Realogy Holdings Corp. * 6,257 68,577
Redfin Corp. *(d) 5,658 63,087
RMR Group, Inc. (The),
Class A 588 16,041
St Joe Co. (The) 1,225 65,182
Tejon Ranch Co. * 887 16,241
WeWork, Inc. *(d) 1,699 11,910

62 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Real Estate Management & Development
Zillow Group, Inc., Class A *(d) 10,759 426,540
3,641,962
Road & Rail 0.5%
AMERCO (d) 457 244,714
ArcBest Corp. 1,392 100,447
Avis Budget Group, Inc. *(d) 2,177 582,718
Bird Global, Inc., Class A * 929 1,672
Covenant Logistics Group,
Inc. 443 9,099
CSX Corp. 112,048 3,847,728
Daseke, Inc. * 1,572 13,205
Grab Holdings Ltd.,
Class A *(d) 18,197 53,681
Heartland Express, Inc. 1,777 24,523
Hertz Global Holdings, Inc. * 1,641 32,918
JB Hunt Transport Services,
Inc. (d) 4,060 693,651
Knight-Swift Transportation
Holdings, Inc. 7,496 358,983
Landstar System, Inc. 1,935 299,731
Lyft, Inc., Class A *(d) 15,770 514,102
Marten Transport Ltd. 2,239 38,914
Norfolk Southern Corp. 14,384 3,709,346
Old Dominion Freight Line,
Inc. 5,318 1,489,678
Ryder System, Inc. 2,893 202,221
Saia, Inc. * 1,402 288,756
Schneider National, Inc.,
Class B (d) 3,468 81,949
Swvl Holdings Corp. *(d) 219 1,881
TuSimple Holdings, Inc.,
Class A *(d) 7,305 75,753
Uber Technologies, Inc. * 81,024 2,550,635
Union Pacific Corp. 32,831 7,691,975
Universal Logistics Holdings,
Inc. 236 4,786
US Xpress Enterprises, Inc.,
Class A * 663 2,195
Werner Enterprises, Inc. 3,020 119,683
XPO Logistics, Inc. * 5,309 285,571
Yellow Corp. * 306 1,371
23,321,886
Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A * 250 3,778
Advanced Micro Devices,
Inc. * 83,797 7,166,319
Advantest Corp. 73,400 5,053,518
Aehr Test Systems * 155 1,190
Allegro MicroSystems, Inc. * 1,347 32,746
Alpha & Omega
Semiconductor Ltd. * 677 29,043
Ambarella, Inc. * 1,915 157,183
Amkor Technology, Inc. 6,377 119,951
Analog Devices, Inc. 26,744 4,128,739
Applied Materials, Inc. 45,341 5,003,379
Atomera, Inc. *(d) 524 5,476
Axcelis Technologies, Inc. *(d) 1,324 72,092
AXT, Inc. * 1,316 7,764
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 20,580 11,409,346
CEVA, Inc. * 1,035 37,612
Cirrus Logic, Inc. * 2,442 185,104
CMC Materials, Inc. 1,348 241,171
Cohu, Inc. * 3,572 94,872
Diodes, Inc. * 2,425 177,098
Enphase Energy, Inc. * 6,794 1,096,552
Entegris, Inc. 7,083 788,975
First Solar, Inc. * 5,511 402,468
FormFactor, Inc. * 4,433 168,942
GLOBALFOUNDRIES,
Inc. *(d) 2,657 138,935
Ichor Holdings Ltd. * 2,290 66,662
Impinj, Inc. * 689 33,940
Intel Corp. 207,024 9,024,176
KLA Corp. 7,742 2,471,711
Kopin Corp. * 4,352 6,963
Kulicke & Soffa Industries,
Inc. (d) 3,064 142,200
Lam Research Corp. 7,200 3,353,472
Lattice Semiconductor Corp. * 7,314 351,365
MACOM Technology Solutions
Holdings, Inc. * 2,871 146,277
Marvell Technology, Inc. 43,342 2,517,303
MaxLinear, Inc. * 3,910 187,172
Meta Materials, Inc. *(d) 6,614 7,937
Microchip Technology, Inc. 27,937 1,821,492
Micron Technology, Inc. 57,375 3,912,401
MKS Instruments, Inc. 2,667 303,985
Monolithic Power Systems,
Inc. 2,328 913,135
Navitas Semiconductor
Corp. *(d) 429 2,943
NeoPhotonics Corp. * 2,093 31,688
NVE Corp. (d) 195 9,044
NVIDIA Corp. 125,126 23,207,119
NXP Semiconductors NV 11,862 2,027,216
ON Semiconductor Corp. *(d) 22,122 1,152,777
Onto Innovation, Inc. * 2,191 155,868
PDF Solutions, Inc. * 1,173 27,272
Photronics, Inc. * 2,555 38,299
Power Integrations, Inc. (d) 3,190 255,200
Qorvo, Inc. * 5,804 660,379
QUALCOMM, Inc. 57,684 8,057,878
Rambus, Inc. * 6,448 160,620
Rigetti Computing, Inc. * 219 1,522
Rockley Photonics Holdings
Ltd. * 590 1,717
Semtech Corp. * 3,523 209,971
Silicon Laboratories, Inc. * 2,110 284,660
SiTime Corp. *(d) 810 136,542
Skyworks Solutions, Inc. 8,555 969,282
SMART Global Holdings, Inc. * 1,086 24,609
SunPower Corp. *(d) 4,481 73,981
Synaptics, Inc. * 1,900 282,036
Teradyne, Inc. (d) 8,234 868,358
Texas Instruments, Inc. 47,090 8,017,073
Tower Semiconductor Ltd. * 10,055 485,657
Ultra Clean Holdings, Inc. * 1,684 52,490
Universal Display Corp. 2,086 266,445

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc. *(d) 1,997 45,771
Wolfspeed, Inc. *(d) 6,096 559,064
109,847,925
Software 3.9%
8x8, Inc. * 6,896 63,236
A10 Networks, Inc. 2,569 36,685
ACI Worldwide, Inc. * 6,507 179,723
Adobe, Inc. * 24,173 9,571,299
Agilysys, Inc. * 734 27,019
Alarm.com Holdings, Inc. *(d) 2,569 156,914
Alkami Technology, Inc. * 210 2,751
Altair Engineering, Inc.,
Class A * 2,917 158,451
Alteryx, Inc., Class A * 2,718 174,496
American Software, Inc.,
Class A 1,191 20,366
Amplitude, Inc., Class A * 296 5,168
Anaplan, Inc. * 15,472 1,005,525
ANSYS, Inc. * 4,590 1,265,417
Appfolio, Inc., Class A * 627 65,120
Appian Corp. * 2,209 105,590
AppLovin Corp., Class A * 2,039 77,788
Asana, Inc., Class A *(d) 4,708 126,174
Aspen Technology, Inc. * 3,192 506,060
Atlassian Corp. plc, Class A * 6,137 1,379,782
Autodesk, Inc. * 11,397 2,157,224
Avalara, Inc. * 4,603 350,150
Avaya Holdings Corp. * 2,201 20,359
AvePoint, Inc. * 791 3,876
AvidXchange Holdings, Inc. * 173 1,417
Benefitfocus, Inc. *(d) 1,170 12,460
Bentley Systems, Inc., Class B 6,445 273,204
Bill.com Holdings, Inc. *(d) 4,870 831,358
Black Knight, Inc. * 7,909 520,333
Blackbaud, Inc. * 2,546 147,693
Blackline, Inc. *(d) 3,014 202,089
Blend Labs, Inc., Class A *(d) 968 4,172
Bottomline Technologies DE,
Inc. * 3,107 175,918
Box, Inc., Class A * 7,872 241,041
BTRS Holdings, Inc., Class A * 3,096 20,805
C3.ai, Inc., Class A *(d) 2,547 43,274
Cadence Design Systems,
Inc. * 13,942 2,103,151
CCC Intelligent Solutions
Holdings, Inc. * 4,824 44,526
CDK Global, Inc. 6,034 328,310
Cerence, Inc. *(d) 2,087 61,566
Ceridian HCM Holding,
Inc. *(d) 7,014 393,696
ChannelAdvisor Corp. * 935 13,567
Cipher Mining, Inc. *(d) 229 694
Citrix Systems, Inc. 6,478 648,448
Cleanspark, Inc. *(d) 251 1,629
Clear Secure, Inc., Class A * 281 8,548
Clearwater Analytics Holdings,
Inc., Class A * 219 3,841
CommVault Systems, Inc. * 2,746 167,506
Confluent, Inc., Class A *(d) 1,547 48,328
Common Stocks
Shares Value ($)
Software
Consensus Cloud Solutions,
Inc. * 481 25,358
CoreCard Corp. * 244 5,561
Couchbase, Inc. * 142 2,414
Coupa Software, Inc. * 3,914 337,778
Crowdstrike Holdings, Inc.,
Class A * 10,310 2,049,216
CS Disco, Inc. *(d) 107 3,286
Cvent Holding Corp. *(d) 388 2,732
Datadog, Inc., Class A * 12,614 1,523,519
Datto Holding Corp. * 981 34,041
Digimarc Corp. *(d) 496 12,831
Digital Turbine, Inc. * 4,835 153,028
DocuSign, Inc. * 10,148 821,988
Dolby Laboratories, Inc.,
Class A 3,043 235,741
Domo, Inc., Class B * 963 39,887
DoubleVerify Holdings, Inc. * 1,883 40,955
Dropbox, Inc., Class A *(d) 13,959 303,608
Duck Creek Technologies,
Inc. * 2,349 37,420
Dynatrace, Inc. * 10,778 413,444
E2open Parent Holdings, Inc. * 11,231 86,928
Ebix, Inc. 1,005 29,949
eGain Corp. * 674 6,976
Elastic NV * 3,913 297,936
Embark Technology, Inc. *(d) 1,147 6,297
Enfusion, Inc., Class A * 128 1,635
EngageSmart, Inc. * 107 2,234
Envestnet, Inc. * 384 30,582
Everbridge, Inc. * 2,122 91,458
EverCommerce, Inc. * 136 1,684
Expensify, Inc., Class A *(d) 71 1,067
Fair Isaac Corp. * 1,282 478,840
Five9, Inc. *(d) 3,190 351,219
ForgeRock, Inc., Class A * 72 1,471
Fortinet, Inc. * 6,660 1,924,807
Freshworks, Inc., Class A *(d) 219 3,979
Gitlab, Inc., Class A *(d) 48 2,301
GTY Technology Holdings,
Inc. * 1,943 11,833
Guidewire Software, Inc. * 4,691 407,836
HashiCorp, Inc., Class A *(d) 61 2,872
HubSpot, Inc. *(d) 2,374 900,767
Informatica, Inc., Class A * 208 4,048
Instructure Holdings, Inc. * 95 1,719
InterDigital, Inc. (d) 2,091 118,873
Intuit, Inc. 13,673 5,725,569
IronNet, Inc. * 261 699
Jamf Holding Corp. *(d) 3,436 105,829
JFrog Ltd. * 3,604 75,215
KnowBe4, Inc., Class A * 254 6,045
Latch, Inc. *(d) 628 2,066
LivePerson, Inc. *(d) 3,588 81,161
Mandiant Corp. * 13,058 287,015
Manhattan Associates, Inc. * 3,405 444,523
Marathon Digital Holdings,
Inc. *(d) 5,614 87,578
Matterport, Inc. * 1,178 6,762
MeridianLink, Inc. * 88 1,421

64 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 387,909 107,652,506
MicroStrategy, Inc.,
Class A *(d) 418 148,043
Mimecast Ltd. * 3,034 241,749
Mitek Systems, Inc. *(d) 4,504 50,310
Model N, Inc. * 1,329 34,341
Momentive Global, Inc. * 7,240 114,537
N-Able, Inc. * 1,169 11,690
nCino, Inc. *(d) 3,716 139,313
NCR Corp. *(d) 7,207 252,461
New Relic, Inc. * 2,811 177,852
NortonLifeLock, Inc. (d) 28,975 725,534
Nutanix, Inc., Class A *(d) 11,028 276,031
Olo, Inc., Class A * 345 3,688
ON24, Inc. * 930 11,783
OneSpan, Inc. * 1,315 18,581
Oracle Corp. 81,954 6,015,424
PagerDuty, Inc. * 5,113 146,078
Palantir Technologies, Inc.,
Class A * 85,650 890,760
Palo Alto Networks, Inc. *(d) 4,969 2,789,000
Paycom Software, Inc. * 2,456 691,290
Paycor HCM, Inc. * 2,405 59,235
Paylocity Holding Corp. * 2,011 381,346
Pegasystems, Inc. (d) 2,235 171,179
Ping Identity Holding
Corp. *(d) 2,036 53,201
Procore Technologies, Inc. *(d) 3,380 187,489
Progress Software Corp. (d) 1,649 79,119
PROS Holdings, Inc. *(d) 2,666 74,461
PTC, Inc. * 5,657 646,086
Q2 Holdings, Inc. * 3,211 166,105
Qualtrics International, Inc.,
Class A *(d) 530 9,826
Qualys, Inc. *(d) 1,878 255,934
Rapid7, Inc. *(d) 3,063 292,578
Rekor Systems, Inc. * 231 686
Rimini Street, Inc. * 944 5,437
RingCentral, Inc., Class A * 4,268 362,140
Riot Blockchain, Inc. *(d) 4,561 46,249
SailPoint Technologies
Holdings, Inc. * 5,124 327,065
Salesforce, Inc. * 48,150 8,471,511
Samsara, Inc., Class A *(d) 204 2,517
Sapiens International Corp.
NV * 895 20,800
SecureWorks Corp., Class A * 263 2,903
SentinelOne, Inc., Class A * 1,923 63,978
ServiceNow, Inc. * 10,277 4,913,434
ShotSpotter, Inc. * 322 8,839
Smartsheet, Inc., Class A * 6,870 332,027
Smith Micro Software, Inc. *(d) 1,069 3,292
Splunk, Inc. *(d) 8,148 994,219
Sprinklr, Inc., Class A * 301 4,109
Sprout Social, Inc., Class A * 2,405 147,378
SPS Commerce, Inc. * 1,865 223,110
SS&C Technologies Holdings,
Inc. 11,708 757,039
Sumo Logic, Inc. * 2,794 26,208
Synopsys, Inc. * 7,830 2,245,566
Common Stocks
Shares Value ($)
Software
Telos Corp. * 1,404 10,937
Tenable Holdings, Inc. * 5,153 284,600
Teradata Corp. * 6,023 249,051
Trade Desk, Inc. (The),
Class A * 22,615 1,332,476
Tyler Technologies, Inc. * 1,984 783,105
UiPath, Inc., Class A * 3,750 66,862
Unity Software, Inc. *(d) 7,585 503,720
Upland Software, Inc. * 1,039 15,502
Varonis Systems, Inc. * 5,858 253,066
Verint Systems, Inc. * 3,846 209,838
Veritone, Inc. *(d) 1,069 11,577
Vertex, Inc., Class A * 173 2,462
Viant Technology, Inc.,
Class A * 763 4,486
VirnetX Holding Corp. *(d) 2,116 3,005
VMware, Inc., Class A 10,981 1,186,387
Vonage Holdings Corp. * 11,074 221,037
WM Technology, Inc. * 308 1,786
Workday, Inc., Class A * 10,014 2,069,894
Workiva, Inc. *(d) 1,809 174,587
Xperi Holding Corp. 3,293 51,371
Yext, Inc. * 3,877 22,448
Zendesk, Inc. * 5,816 709,785
Zoom Video Communications,
Inc., Class A * 11,390 1,134,102
Zscaler, Inc. * 4,188 849,075
Zuora, Inc., Class A *(d) 7,285 88,658
193,356,602
Specialty Retail 1.0%
Aaron's Co., Inc. (The) (d) 1,281 26,299
Abercrombie & Fitch Co.,
Class A * 3,663 126,667
Academy Sports & Outdoors,
Inc. 4,401 164,421
Advance Auto Parts, Inc. 3,030 604,879
Allego NV *(d) 352 4,414
American Eagle Outfitters,
Inc. (d) 8,672 131,034
America's Car-Mart, Inc. * 244 19,727
Arko Corp. 3,912 36,264
Asbury Automotive Group,
Inc. *(d) 1,174 215,676
AutoNation, Inc. * 2,461 285,254
AutoZone, Inc. * 1,034 2,021,956
Barnes & Noble Education,
Inc. *(d) 242 736
Bath & Body Works, Inc. 11,730 620,400
Bed Bath & Beyond, Inc. *(d) 6,225 84,722
Best Buy Co., Inc. (d) 12,089 1,087,164
Big 5 Sporting Goods Corp. (d) 1,628 23,557
Boot Barn Holdings, Inc. * 1,634 147,158
Buckle, Inc. (The) 1,860 57,772
Burlington Stores, Inc. * 3,290 669,712
Caleres, Inc. 1,523 34,922
Camping World Holdings, Inc.,
Class A (d) 2,975 76,398
CarMax, Inc. *(d) 8,612 738,737
Carvana Co. *(d) 4,741 274,788

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Specialty Retail
Cato Corp. (The), Class A 936 12,683
Chico's FAS, Inc. * 4,827 25,583
Children's Place, Inc. (The) * 304 14,084
Citi Trends, Inc. *(d) 348 9,734
Conn's, Inc. *(d) 714 11,174
Container Store Group, Inc.
(The) * 856 6,548
Designer Brands, Inc., Class A 679 9,384
Destination XL Group, Inc. * 338 1,673
Dick's Sporting Goods, Inc. (d) 3,359 323,875
EVgo, Inc. *(d) 433 3,923
Fast Retailing Co. Ltd. 1,500 687,370
Five Below, Inc. * 2,949 463,288
Floor & Decor Holdings, Inc.,
Class A * 5,404 430,807
Foot Locker, Inc. 5,289 155,021
GameStop Corp., Class A *(d) 3,436 429,740
Gap, Inc. (The) 12,069 149,897
Genesco, Inc. * 497 30,829
Group 1 Automotive, Inc. 935 162,821
GrowGeneration Corp. *(d) 1,911 11,294
Guess?, Inc. (d) 1,782 40,042
Haverty Furniture Cos., Inc. 717 17,803
Hibbett, Inc. 928 40,071
Home Depot, Inc. (The) 53,451 16,056,680
Kirkland's, Inc. * 72 521
Lazydays Holdings, Inc. *(d) 2,745 53,335
Leslie's, Inc. *(d) 7,609 149,136
Lithia Motors, Inc., Class A (d) 1,543 436,870
LL Flooring Holdings, Inc. * 1,173 16,199
Lowe's Cos., Inc. 34,536 6,828,803
MarineMax, Inc. * 833 34,086
Monro, Inc. 1,002 45,821
Murphy USA, Inc. 1,188 277,517
National Vision Holdings, Inc. * 4,329 162,987
Nitori Holdings Co. Ltd. 31,100 3,163,942
ODP Corp. (The) * 2,842 122,291
OneWater Marine, Inc.,
Class A 230 7,519
O'Reilly Automotive, Inc. * 3,151 1,911,239
Party City Holdco, Inc. * 4,092 12,644
Penske Automotive Group,
Inc. (d) 1,716 179,871
Petco Health & Wellness Co.,
Inc. *(d) 4,718 90,869
Rent-A-Center, Inc. (d) 3,586 86,494
Restoration Hardware
Holdings, Inc. * 922 309,903
Ross Stores, Inc. 17,492 1,745,177
Sally Beauty Holdings,
Inc. *(d) 6,194 93,653
Shift Technologies, Inc. *(d) 297 398
Shoe Carnival, Inc. 854 25,782
Signet Jewelers Ltd. (d) 2,799 196,490
Sleep Number Corp. * 713 28,919
Sonic Automotive, Inc.,
Class A 1,640 69,782
Sportsman's Warehouse
Holdings, Inc. * 1,683 16,174
Tilly's, Inc., Class A (d) 873 7,700
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 60,852 3,729,011
Tractor Supply Co. 5,953 1,199,232
TravelCenters of America,
Inc. * 1,365 51,884
Ulta Beauty, Inc. * 2,632 1,044,378
Urban Outfitters, Inc. * 4,162 99,056
Victoria's Secret & Co. * 3,401 160,255
Volta, Inc. *(d) 619 1,294
Vroom, Inc. *(d) 7,202 11,235
Warby Parker, Inc.,
Class A *(d) 511 11,901
Williams-Sonoma, Inc. (d) 3,959 516,570
Winmark Corp. 114 23,165
Zumiez, Inc. * 1,502 55,018
49,524,102
Technology Hardware, Storage & Peripherals 2.7%
3D Systems Corp. *(d) 6,967 79,006
Apple, Inc. 807,096 127,238,684
Avid Technology, Inc. * 1,312 41,604
Corsair Gaming, Inc. * 1,335 20,199
Dell Technologies, Inc.,
Class C 14,454 679,483
Diebold Nixdorf, Inc. * 2,390 9,799
Eastman Kodak Co. *(d) 818 4,229
Hewlett Packard Enterprise
Co. 66,964 1,031,915
HP, Inc. (d) 54,556 1,998,386
IonQ, Inc. * 705 5,548
NetApp, Inc. 11,119 814,467
Pure Storage, Inc., Class A * 14,832 434,578
Quantum Corp. *(d) 1,831 3,424
Seagate Technology Holdings
plc 1,310 107,472
Super Micro Computer, Inc. * 2,348 98,851
Turtle Beach Corp. * 475 7,904
Western Digital Corp. * 16,184 858,885
Xerox Holdings Corp. 8,086 140,696
133,575,130
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Inc., Class A * 160 813
Asics Corp. 126,000 1,963,310
Capri Holdings Ltd. * 7,913 377,450
Carter's, Inc. 2,355 198,385
Columbia Sportswear Co. 2,055 168,839
Crocs, Inc. * 2,547 169,197
Deckers Outdoor Corp. * 1,465 389,324
Fossil Group, Inc. * 1,948 19,246
G-III Apparel Group Ltd. * 1,777 47,055
Hanesbrands, Inc. 18,461 244,793
Kontoor Brands, Inc. 2,861 113,668
Levi Strauss & Co., Class A 576 10,431
Lululemon Athletica, Inc. * 5,115 1,813,932
Movado Group, Inc. 683 24,568
NIKE, Inc., Class B 63,516 7,920,445
Oxford Industries, Inc. 1,296 116,122
PLBY Group, Inc. *(d) 148 1,308
PVH Corp. 3,876 282,095
Ralph Lauren Corp. 2,149 224,227

66 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Rocky Brands, Inc. 248 9,550
Skechers USA, Inc., Class A * 6,089 233,209
Steven Madden Ltd. 4,601 188,917
Superior Group of Cos.,
Inc. (d) 403 6,408
Tapestry, Inc. 13,270 436,848
Under Armour, Inc.,
Class A *(d) 19,311 287,662
Unifi, Inc. * 606 8,890
Vera Bradley, Inc. * 1,033 6,353
VF Corp. 16,972 882,544
Wolverine World Wide, Inc. 4,539 89,963
16,235,552
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 1,770 67,048
Blue Foundry Bancorp * 179 2,259
Bridgewater Bancshares, Inc. * 1,004 16,084
Capitol Federal Financial, Inc. 3,996 38,482
Columbia Financial, Inc. *(d) 4,690 88,876
Enact Holdings, Inc. (d) 97 2,287
Essent Group Ltd. 5,107 206,987
Federal Agricultural Mortgage
Corp., Class C 937 95,977
Finance of America Cos., Inc.,
Class A *(d) 4,182 9,451
Flagstar Bancorp, Inc. 1,495 52,774
FS Bancorp, Inc. 272 7,994
Hingham Institution for
Savings 65 21,000
Home Bancorp, Inc. 328 12,572
Kearny Financial Corp. 3,061 36,303
Luther Burbank Corp. 1,038 13,774
Merchants Bancorp 524 12,324
MGIC Investment Corp. 15,943 208,216
Mr. Cooper Group, Inc. * 2,796 125,736
New York Community
Bancorp, Inc. (d) 71,531 660,946
NMI Holdings, Inc., Class A * 3,192 58,669
Northfield Bancorp, Inc. 276 3,613
PCSB Financial Corp. 675 12,366
PennyMac Financial Services,
Inc. 2,294 111,397
Pioneer Bancorp, Inc. * 330 3,432
Provident Bancorp, Inc. 253 4,028
Provident Financial Services,
Inc. 1,334 29,521
Radian Group, Inc. (d) 11,598 248,081
Rocket Cos., Inc., Class A (d) 7,938 70,251
Southern Missouri Bancorp,
Inc. 351 14,812
TFS Financial Corp. 5,302 79,477
TrustCo Bank Corp. 118 3,676
UWM Holdings Corp. (d) 5,368 19,915
Walker & Dunlop, Inc. (d) 1,665 199,400
Washington Federal, Inc. 3,182 96,828
Waterstone Financial, Inc. 3,946 63,373
WSFS Financial Corp. 1,440 57,701
2,755,630
Common Stocks
Shares Value ($)
Tobacco 0.3%
22nd Century Group, Inc. *(d) 8,480 16,197
Altria Group, Inc. 93,421 5,191,405
Philip Morris International, Inc. 82,173 8,217,300
Turning Point Brands, Inc. 397 12,462
Universal Corp. 960 55,536
Vector Group Ltd. 4,669 59,389
13,552,289
Trading Companies & Distributors 0.2%
Air Lease Corp. 5,811 234,067
Alta Equipment Group, Inc. * 570 6,413
Applied Industrial
Technologies, Inc. 2,104 220,268
Beacon Roofing Supply, Inc. * 3,313 197,554
BlueLinx Holdings, Inc. * 328 21,868
Boise Cascade Co. 2,204 166,578
Core & Main, Inc., Class A *(d) 2,636 62,631
Custom Truck One Source,
Inc. * 775 5,092
DXP Enterprises, Inc. * 647 15,289
EVI Industries, Inc. *(d) 171 2,444
Fastenal Co. 29,637 1,639,222
GATX Corp. 1,877 194,063
Global Industrial Co. 565 17,436
GMS, Inc. * 2,749 131,815
H&E Equipment Services, Inc. 1,244 44,137
Herc Holdings, Inc. 1,352 172,813
Lawson Products, Inc. * 152 5,774
McGrath RentCorp 1,677 139,962
MRC Global, Inc. * 3,187 38,212
MSC Industrial Direct Co.,
Inc., Class A 2,600 215,436
NOW, Inc. * 4,416 48,134
Rush Enterprises, Inc.,
Class A 1,852 93,681
SiteOne Landscape Supply,
Inc. *(d) 2,446 344,959
Textainer Group Holdings Ltd. 2,376 79,691
Titan Machinery, Inc. * 771 18,180
Transcat, Inc. * 256 18,688
Triton International Ltd. 3,263 199,337
United Rentals, Inc. *(d) 3,593 1,137,256
Univar Solutions, Inc. * 9,413 274,107
Veritiv Corp. * 579 81,373
Watsco, Inc. (d) 1,663 443,655
WESCO International, Inc. *(d) 2,427 299,152
Willis Lease Finance
Corp. *(d) 86 2,675
WW Grainger, Inc. 2,414 1,207,072
7,779,034
Water Utilities 0.0%
†
American States Water Co. 2,299 180,839
American Water Works Co.,
Inc. 9,330 1,437,566
Artesian Resources Corp.,
Class A 302 14,043
Cadiz, Inc. *(d) 669 1,325
California Water Service
Group 3,317 172,053

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Water Utilities
Essential Utilities, Inc. 11,777 527,139
Global Water Resources, Inc. 376 5,384
Middlesex Water Co. 109 9,696
Pure Cycle Corp. * 761 7,952
SJW Group 1,015 59,885
York Water Co. (The) 496 19,185
2,435,067
Wireless Telecommunication Services 0.1%
Gogo, Inc. *(d) 1,975 36,360
Shenandoah
Telecommunications Co. 1,239 25,028
SoftBank Group Corp. 47,200 1,905,517
Telephone & Data Systems,
Inc. 11,824 216,615
T-Mobile US, Inc. * 30,255 3,725,601
United States Cellular Corp. * 599 17,239
5,926,360
Total Common Stocks
(cost $2,084,693,991)
2,250,764,304
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 480,000
Total Convertible Bond
(cost $480,193)
480,000
Corporate Bonds 19.3%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 4,120,000 3,958,598
4.88%, 5/1/2025 5,710,000 5,781,398
2.75%, 2/1/2026 1,980,000 1,869,785
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 1,948,824
3.50%, 5/15/2025 5,320,000 5,332,314
1.15%, 6/1/2026 2,400,000 2,183,100
Northrop Grumman Corp. ,
2.93%, 1/15/2025 8,570,000 8,417,256
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 148,427
29,639,702
Automobiles 0.4%
Ford Motor Co. ,
3.25%, 2/12/2032 10,300,000 8,370,810
General Motors Co. ,
5.40%, 10/2/2023 1,810,000 1,858,633
6.13%, 10/1/2025 2,770,000 2,924,029
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a) 470,000 443,310
2.00%, 3/9/2026(a) 530,000 472,704
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 4,960,000 4,910,972
18,980,458
Banks 4.7%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,205,898
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 3,400,000 3,298,478
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 1.37%, 3/5/2024(e) 2,000,000 2,000,321
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 2,570,000 2,575,993
(SOFR + 1.11%), 3.84%,
4/25/2025(d)(e) 2,050,000 2,047,910
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 6,070,000 5,562,178
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 6,000,000 5,384,299
Bank of Montreal ,
2.50%, 6/28/2024 2,920,000 2,868,915
1.85%, 5/1/2025(d) 8,420,000 7,994,530
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 1,470,000 1,453,418
1.30%, 6/11/2025 4,970,000 4,609,251
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,341,936
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 6,170,000 5,756,349
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 1,500,000 1,477,846
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 6,910,000 6,685,112
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 2,940,000 2,624,103
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 5,300,000 4,717,419
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 4,150,000 3,825,982
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 6,180,000 5,958,765
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 9,290,000 8,605,243

68 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 5,430,000 5,369,510
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 6,250,000 5,620,480
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,420,045
(ICE LIBOR USD 3
Month + 1.00%), 1.49%,
5/18/2024(e) 6,160,000 6,168,467
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,400,000 2,250,081
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,342,579
3.38%, 1/12/2023(a) 4,290,000 4,286,792
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 5,520,000 5,432,274
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 1,440,000 1,446,511
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 14,710,000 13,833,693
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 2,270,000 2,053,488
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 4,930,000 4,920,276
3.90%, 3/12/2024 600,000 600,894
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 2,490,000 2,485,472
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 650,000 647,566
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
4.08%, 4/19/2028(e) 670,000 660,121
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 523,076
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 5,150,000 4,862,934
Royal Bank of Canada ,
3.38%, 4/14/2025 3,900,000 3,858,621
1.15%, 6/10/2025 2,100,000 1,940,387
1.15%, 7/14/2026(d) 4,560,000 4,088,513
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 1,960,000 1,739,287
Standard Chartered plc ,
3.95%, 1/11/2023(a) 8,580,000 8,616,500
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.84%,
10/16/2023(d)(e) 5,360,000 5,378,714
Swedbank AB ,
3.36%, 4/4/2025(a) 5,000,000 4,961,620
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023(d) 4,060,000 3,973,166
1.15%, 6/12/2025 1,460,000 1,353,389
1.20%, 6/3/2026(d) 5,060,000 4,561,409
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 2,620,000 2,294,751
US Bancorp ,
1.45%, 5/12/2025 5,690,000 5,359,780
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 2.47%,
10/31/2023(e) 7,910,000 7,940,689
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,452,867
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 4,200,000 4,170,474
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 7,490,000 7,074,952
Westpac Banking Corp. ,
1.15%, 6/3/2026 2,680,000 2,431,866
230,115,190
Beverages 0.1%
Coca-Cola Co. (The) ,
1.45%, 6/1/2027 250,000 227,722
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 727,966
2.25%, 3/19/2025 1,040,000 1,014,903
2.63%, 3/19/2027(d) 10,000 9,644
3.00%, 10/15/2027 1,060,000 1,044,611
3,024,846
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 1,005,006
3.80%, 3/15/2025 3,690,000 3,693,280
2.95%, 11/21/2026 10,180,000 9,748,392
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 2,150,000 2,161,457
16,608,135
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 583,000 558,082

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,140,000 4,876,226
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 3,870,000 3,513,803
Credit Suisse AG ,
3.63%, 9/9/2024 6,080,000 6,067,673
2.95%, 4/9/2025 5,350,000 5,188,228
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 3,120,000 3,072,874
3.75%, 5/22/2025 18,210,000 18,134,771
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 5,540,000 5,424,970
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 8,200,000 8,157,601
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,196,863
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 4,550,000 4,050,440
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,001,312
(ICE LIBOR USD 3
Month + 0.95%), 1.46%,
8/15/2023(a)(e) 5,730,000 5,737,179
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 4,310,000 4,301,529
USAA Capital Corp. ,
0.50%, 5/1/2024(a) 5,190,000 4,945,143
78,668,612
Chemicals 0.3%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 2,750,000 2,497,418
OCP SA ,
Reg. S, 4.50%, 10/22/2025 4,700,000 4,701,598
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 2,590,000 2,318,050
4.00%, 10/4/2027(a) 2,910,000 2,772,881
2.88%, 5/11/2031(a) 750,000 613,507
12,903,454
Consumer Finance 0.4%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 4,020,000 3,574,996
American Express Co. ,
3.38%, 5/3/2024 2,220,000 2,218,228
4.05%, 5/3/2029 390,000 386,352
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024(d) 7,210,000 6,846,604
1.45%, 5/15/2025 2,410,000 2,282,623
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3 Month +
1.08%), 1.38%, 8/3/2022(e) 1,620,000 1,617,473
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,505,435
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,630,639
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,038
20,075,388
Diversified Financial Services 0.2%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 6,430,000 5,805,412
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.79%,
11/13/2023(e) 1,210,000 1,215,526
2.88%, 5/10/2026 1,880,000 1,830,041
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,410,000 1,396,894
10,247,873
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.40%, 5/15/2025 6,287,000 6,322,474
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,242,325
4.25%, 2/1/2031(a) 3,200,000 2,696,960
Verizon Communications, Inc. ,
0.75%, 3/22/2024 3,400,000 3,266,019
2.63%, 8/15/2026 2,760,000 2,622,995
2.10%, 3/22/2028(d) 8,220,000 7,361,333
2.36%, 3/15/2032(a) 9,601,000 8,061,498
32,573,604
Electric Utilities 0.3%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 4,850,000 4,767,599
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 2,150,000 2,152,578
Duke Energy Corp. ,
2.40%, 8/15/2022 1,820,000 1,821,705
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 940,000 858,737
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,788,786
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 3,920,000 4,031,720
15,421,125
Entertainment 0.1%
Magallanes, Inc. ,
3.64%, 3/15/2025(a) 1,350,000 1,327,781
3.76%, 3/15/2027(a) 2,020,000 1,953,637
3,281,418

70 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing 0.0%
†
Walmart, Inc. ,
1.05%, 9/17/2026(d) 1,170,000 1,064,846
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,530,922
1.38%, 7/23/2023(a) 330,000 323,877
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 373,489
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 209,920
Mondelez International, Inc. ,
1.50%, 5/4/2025 2,290,000 2,163,523
4,601,731
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,524,000 1,516,371
3.73%, 12/15/2024 566,000 566,373
2,082,744
Health Care Providers & Services 0.9%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 931,515
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.93%,
7/15/2023(e) 10,410,000 10,466,497
3.75%, 7/15/2023 12,000 12,102
3.25%, 4/15/2025 1,010,000 1,001,389
4.13%, 11/15/2025 10,740,000 10,844,115
CVS Health Corp. ,
3.88%, 7/20/2025 13,960,000 14,021,456
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,504,970
4.50%, 4/1/2025 260,000 265,139
UnitedHealth Group, Inc. ,
2.38%, 10/15/2022 50,000 50,021
3.50%, 6/15/2023 120,000 121,324
3.75%, 7/15/2025 3,540,000 3,571,982
1.25%, 1/15/2026 240,000 221,496
1.15%, 5/15/2026(d) 2,480,000 2,260,942
45,272,948
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 2,974,807
3.50%, 8/18/2026 2,255,000 2,054,827
McDonald's Corp. ,
3.30%, 7/1/2025 4,210,000 4,195,893
1.45%, 9/1/2025 240,000 225,137
3.70%, 1/30/2026 5,300,000 5,312,808
14,763,472
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,176,171
2.80%, 3/25/2027 1,350,000 1,311,247
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 1.51%,
6/24/2022(a)(e) 2,100,000 2,099,680
4,587,098
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.69%,
2/14/2024(e) 7,060,000 7,054,050
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,280,896
1.10%, 3/1/2027 2,290,000 2,051,656
11,386,602
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 192,121
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 139,716
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 4,980,000 4,875,930
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 277,591
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 830,000 770,231
6,255,589
Interactive Media & Services 0.1%
Alphabet, Inc. ,
0.45%, 8/15/2025 2,000,000 1,843,548
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 270,000 269,521
3.68%, 4/22/2041(a) 610,000 497,168
3.84%, 4/22/2051(a) 1,320,000 1,060,717
3,670,954
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
3.00%, 4/13/2025 2,030,000 2,023,565
1.00%, 5/12/2026 3,140,000 2,862,876
3.30%, 4/13/2027 980,000 972,033
1.20%, 6/3/2027 6,760,000 6,052,075
eBay, Inc. ,
1.40%, 5/10/2026 4,230,000 3,849,891
Prosus NV ,
3.06%, 7/13/2031(a) 4,300,000 3,393,364
19,153,804
IT Services 0.3%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 2,450,000 2,203,235
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 10,710,000 10,123,637

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Visa, Inc. ,
3.15%, 12/14/2025 5,040,000 5,004,544
17,331,416
Media 0.9%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.97%, 2/1/2024(e) 13,130,000 13,373,290
4.91%, 7/23/2025 3,780,000 3,849,779
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 1.67%,
4/15/2024(e) 9,200,000 9,244,957
3.95%, 10/15/2025 4,010,000 4,056,355
4.15%, 10/15/2028 2,410,000 2,422,977
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 137,723
5.75%, 12/1/2028(a) 2,130,000 1,905,242
Fox Corp. ,
3.05%, 4/7/2025 7,080,000 6,946,134
3.50%, 4/8/2030 430,000 398,249
42,334,706
Metals & Mining 0.2%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 420,000 422,600
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,242,579
4.13%, 5/30/2023(a) 440,000 442,825
4.13%, 3/12/2024(a) 4,140,000 4,157,767
Southern Copper Corp. ,
3.88%, 4/23/2025 3,990,000 3,962,868
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 572,728
10,801,367
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023(d) 40,000 40,145
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,669,845
2,709,990
Oil, Gas & Consumable Fuels 2.8%
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 1.58%,
9/19/2022(e) 1,000,000 1,000,564
3.19%, 4/6/2025 2,090,000 2,070,982
Chevron Corp. ,
1.55%, 5/11/2025 10,290,000 9,755,731
Continental Resources, Inc. ,
4.50%, 4/15/2023 8,550,000 8,645,760
3.80%, 6/1/2024 3,860,000 3,866,485
2.27%, 11/15/2026(a) 1,310,000 1,196,724
Coterra Energy, Inc. ,
4.38%, 6/1/2024(a) 8,700,000 8,760,838
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.,
3.90%, 5/15/2027(a) 1,640,000 1,601,687
Devon Energy Corp. ,
5.25%, 9/15/2024 1,680,000 1,732,389
5.85%, 12/15/2025 4,760,000 5,046,030
Ecopetrol SA ,
5.88%, 9/18/2023 2,250,000 2,279,092
5.38%, 6/26/2026 2,140,000 2,105,974
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,170,433
4.50%, 4/15/2024 3,090,000 3,115,332
2.90%, 5/15/2025 6,120,000 5,907,201
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 1,570,000 1,583,832
3.75%, 2/15/2025 1,930,000 1,932,733
4.15%, 10/16/2028 3,980,000 3,970,571
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 3,000,000 3,030,000
EQT Corp. ,
3.13%, 5/15/2026(a) 1,120,000 1,055,914
3.90%, 10/1/2027 1,790,000 1,713,871
5.00%, 1/15/2029 70,000 69,782
Exxon Mobil Corp. ,
2.99%, 3/19/2025 10,310,000 10,207,807
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 1,070,000 1,043,028
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 5,320,000 5,380,316
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 2.32%,
1/15/2023(e) 500,000 502,228
4.30%, 6/1/2025 4,060,000 4,094,727
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 2,600,000 936,000
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 818,400
MPLX LP ,
4.00%, 2/15/2025 250,000 249,666
4.88%, 6/1/2025 2,890,000 2,947,675
1.75%, 3/1/2026 4,000,000 3,653,123
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,597,220
3.00%, 2/15/2027 264,000 245,520
Petrobras Global Finance BV ,
5.30%, 1/27/2025 550,000 569,113
5.75%, 2/1/2029 800,000 809,864
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 4,270,000 3,463,397
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,377,712
1.13%, 1/15/2026 10,630,000 9,628,907
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 4,120,000 4,203,863

72 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 4,710,000 5,278,797
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.85%), 2.62%,
1/13/2023(e) 1,620,000 1,595,700
3.95%, 6/1/2025 1,980,000 1,909,760
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 4,020,000 4,064,509
4.55%, 6/24/2024 2,110,000 2,138,096
140,327,353
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 4,310,000 4,514,768
Personal Products 0.1%
GSK Consumer Healthcare
Capital UK plc ,
3.13%, 3/24/2025(a) 2,810,000 2,754,925
Pharmaceuticals 0.5%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 3,730,000 3,390,811
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 1.13%,
8/17/2023(e) 4,696,000 4,714,961
Bristol-Myers Squibb Co. ,
2.60%, 5/16/2022 1,830,000 1,831,209
2.90%, 7/26/2024 96,000 95,450
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 400,151
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 400,462
1.45%, 6/24/2030 260,000 216,990
Pfizer, Inc. ,
0.80%, 5/28/2025 5,300,000 4,936,023
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,538,711
4.75%, 5/9/2027 2,500,000 2,287,500
5.13%, 5/9/2029 2,300,000 2,087,250
24,899,518
Road & Rail 0.1%
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 7,840,000 7,194,315
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
3.15%, 11/15/2025 4,340,000 4,229,310
3.14%, 11/15/2035(a) 4,390,000 3,545,902
Intel Corp. ,
1.60%, 8/12/2028 5,500,000 4,838,629
Microchip Technology, Inc. ,
0.98%, 9/1/2024(a) 2,600,000 2,439,162
NXP BV ,
2.70%, 5/1/2025(a) 8,700,000 8,316,662
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 1.97%,
1/30/2023(e) 5,300,000 5,314,398
Texas Instruments, Inc. ,
1.75%, 5/4/2030 1,280,000 1,100,518
TSMC Arizona Corp. ,
1.75%, 10/25/2026 3,170,000 2,906,133
32,690,714
Software 0.2%
Oracle Corp. ,
2.50%, 4/1/2025 4,480,000 4,272,253
Workday, Inc. ,
3.50%, 4/1/2027 3,960,000 3,860,024
8,132,277
Specialty Retail 0.2%
Home Depot, Inc. (The) ,
2.70%, 4/15/2025(d) 2,350,000 2,317,829
2.50%, 4/15/2027 20,000 19,043
2.88%, 4/15/2027 800,000 774,840
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 2,190,000 2,088,427
1.70%, 9/15/2028 2,820,000 2,464,693
7,664,832
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.13%, 5/11/2025 6,260,000 5,900,914
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.40%, 3/27/2025 2,340,000 2,288,126
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 6,100,000 6,104,354
Nationwide Building Society ,
0.55%, 1/22/2024(a) 6,220,000 5,931,723
12,036,077
Tobacco 0.4%
Altria Group, Inc. ,
2.35%, 5/6/2025 4,490,000 4,278,314
4.40%, 2/14/2026 436,000 440,757
2.63%, 9/16/2026 5,340,000 5,003,378
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.39%,
8/15/2022(e) 40,000 40,024
BAT International Finance plc ,
1.67%, 3/25/2026(d) 5,600,000 5,023,396
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,382,033
1.50%, 5/1/2025 260,000 244,217
0.88%, 5/1/2026 4,200,000 3,770,309
21,182,428

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
0.70%, 2/15/2024 5,290,000 5,014,549
3.38%, 7/1/2025 260,000 250,885
1.88%, 8/15/2026 1,480,000 1,319,872
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,621,122
9,206,428
Transportation Infrastructure 0.1%
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 4,810,000 4,947,085
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 7,890,000 7,778,106
3.50%, 4/15/2031(a) 2,570,000 2,277,868
10,055,974
Total Corporate Bonds
(cost $1,012,797,111)
951,910,888
Exchange Traded Funds 1.8%
Shares
Debt Funds 0.1%
iShares iBoxx High Yield
Corporate Bond ETF(d) 24,081 1,891,081
Equity Funds 1.7%
Consumer Discretionary
Select Sector SPDR Fund 8,649 1,408,749
Energy Select Sector SPDR
Fund 64,000 4,809,600
Financial Select Sector SPDR
Fund(d) 46,133 1,592,050
Industrial Select Sector SPDR
Fund(d) 35,230 3,351,782
Invesco QQQ Trust(d) 21,013 6,582,322
iShares Russell 1000 ETF 97,412 22,201,169
Materials Select Sector SPDR
Fund(d) 127,749 10,862,497
SPDR S&P Homebuilders
ETF(d) 10,192 624,668
Vanguard FTSE Pacific
ETF(d) 27,733 1,911,636
Vanguard Health Care ETF 7,357 1,761,854
Vanguard High Dividend Yield
ETF 33,234 3,573,652
Vanguard Industrials ETF 6,666 1,194,214
Vanguard Mid-Cap ETF 5,654 1,236,869
Vanguard Russell 1000(d) 114,876 21,638,043
Vanguard Small-Cap ETF(d) 1,361 265,463
WisdomTree Japan Hedged
Equity Fund(d) 28,379 1,796,675
Exchange Traded Funds
Shares Value ($)
Equity Funds
Xtrackers Harvest CSI 300
China A-Shares ETF(d) 16,450 493,171
85,304,414
Total Exchange Traded Funds
(cost $93,963,994)
87,195,495
Foreign Government Securities 0.9%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 103,130 33,053
0.50%, 7/9/2030(c) 2,968,200 932,045
Provincia de Buenos Aires,
3.90%, 9/1/2037(a)(c) 1,301,247 536,777
1,501,875
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 2,340,000 1,787,456
INDONESIA 0.2%
Republic of Indonesia,
2.95%, 1/11/2023 7,490,000 7,499,362
MEXICO 0.3%
Mex Bonos Desarr Fix Rt,
5.75%, 3/5/2026 MXN 70,000,000 3,061,833
8.00%, 11/7/2047 53,130,000 2,291,725
United Mexican States,
3.50%, 2/12/2034 9,340,000 7,892,674
13,246,232
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 5,060,000 4,886,442
PERU 0.1%
Republic of Peru,
2.39%, 1/23/2026 4,500,000 4,220,820
RUSSIA 0.0%
†
Russian Federation,
6.90%, 5/23/2029∞ RUB 540,665,000 0
7.65%, 4/10/2030∞ 144,850,000 0
7.25%, 5/10/2034∞ 2,250,000 0
0
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia,
4.50%, 4/17/2030(a) 3,110,000 3,249,950
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 1,100,000 1,100,000
6.25%, 5/23/2033(a) 1,260,000 1,125,495
2,225,495

74 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES 0.0%
†
United Arab Emirates
Government Bond,
2.50%, 10/11/2022(a) 1,400,000 1,403,444
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 1/23/2031 6,430,000 6,590,879
Total Foreign Government Securities
(cost $61,480,468)
46,611,955
Mortgage-Backed Securities 1.3%
FHLMC Non Gold Pool Pool#
841075 ,
3.27%, 1/1/2049 (b) 11,633,546
11,538,451
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 279,731 281,682
Pool# RB5130
1.50%, 10/1/2041 115,586 99,096
Pool# RB5134
1.50%, 11/1/2041 19,410 16,641
Pool# ZS9826
3.00%, 10/1/2046 112,051 107,439
Pool# ZS4751
3.50%, 1/1/2048 178,148 174,824
Pool# ZA5297
4.00%, 3/1/2048 408,577 411,712
Pool# RA3882
2.00%, 11/1/2050 349,990 310,118
Pool# RA3913
2.50%, 11/1/2050 251,983 232,427
Pool# SD0633
3.50%, 2/1/2051 317,756 309,657
Pool# QB9290
2.00%, 3/1/2051 370,252 328,041
Pool# QB9901
2.50%, 3/1/2051 383,404 350,895
Pool# SD0573
2.00%, 4/1/2051 169,193 150,218
Pool# QC0885
2.00%, 4/1/2051 93,910 83,378
Pool# QC1164
2.00%, 4/1/2051 85,026 75,490
Pool# QC2044
2.50%, 5/1/2051 91,458 84,526
Pool# SD0653
2.50%, 7/1/2051 376,386 344,410
Pool# QC3690
2.50%, 7/1/2051 191,460 175,639
Pool# QC5830
2.50%, 8/1/2051 572,164 525,596
Pool# QC4690
2.50%, 8/1/2051 191,684 175,578
Pool# QC4824
2.50%, 8/1/2051 93,588 85,854
Pool# RA5921
2.50%, 9/1/2051 281,955 257,607
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC7411
2.50%, 9/1/2051 96,471 88,365
Pool# SD7548
2.50%, 11/1/2051 1,857,810 1,707,234
Pool# SD0849
2.50%, 1/1/2052 198,113 181,748
Pool# QD4146
2.50%, 1/1/2052 99,373 91,100
Pool# QD4867
3.00%, 1/1/2052 99,450 94,217
Pool# QD6079
2.50%, 2/1/2052 296,966 272,252
Pool# QD6142
2.50%, 2/1/2052 99,371 91,162
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 19,369 19,396
Pool# AN5386
3.25%, 5/1/2029 19,720 19,575
Pool# AN8693
3.47%, 3/1/2030 19,684 19,691
Pool# AM8700
2.93%, 6/1/2030 19,307 18,630
Pool# BM6898
2.15%, 2/1/2032(b) 59,990 53,682
Pool# BL5547
2.68%, 1/1/2035 300,000 267,698
Pool# BM6224
2.79%, 1/1/2035(b) 732,150 668,965
Pool# BL5767
2.68%, 2/1/2035 200,000 178,252
Pool# BF0301
4.50%, 8/1/2058 359,277 376,300
FNMA UMBS Pool
Pool# MA2110
3.50%, 12/1/2034 66,616 66,185
Pool# MA2138
3.50%, 1/1/2035 34,787 34,562
Pool# MA2320
3.00%, 7/1/2035 222,579 215,228
Pool# BR2935
1.50%, 3/1/2036 86,666 79,382
Pool# MA2672
3.00%, 7/1/2036 685,913 662,833
Pool# MA2773
3.00%, 10/1/2036 538,506 521,657
Pool# MA2832
3.00%, 12/1/2036 478,555 462,451
Pool# AS8740
3.50%, 2/1/2037 98,625 97,505
Pool# FM5754
3.50%, 3/1/2037 60,121 59,764
Pool# FM5783
3.00%, 6/1/2038 359,220 347,226
Pool# FM6015
3.50%, 8/1/2039 121,903 120,528
Pool# CA4998
3.00%, 1/1/2040 10,909,128 10,600,000
Pool# FM0068
3.50%, 2/1/2040 174,925 175,554

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM0071
3.50%, 2/1/2040 47,522 46,916
Pool# FM4650
2.50%, 10/1/2040 728,287 678,190
Pool# AW9453
3.50%, 8/1/2044 545,659 539,465
Pool# AL9546
3.50%, 11/1/2046 243,680 241,497
Pool# BC9077
3.50%, 12/1/2046 185,461 182,462
Pool# FS1248
3.00%, 2/1/2047 1,274,668 1,228,668
Pool# FM7796
4.00%, 6/1/2048 434,768 436,799
Pool# 890877
3.50%, 7/1/2048 584,131 573,366
Pool# CA2047
4.50%, 7/1/2048 233,749 241,354
Pool# FM3469
3.50%, 8/1/2048 561,147 554,141
Pool# CA2199
4.50%, 8/1/2048 352,113 363,473
Pool# FM3445
4.00%, 9/1/2048 422,689 424,147
Pool# FM7960
4.00%, 10/1/2048 1,087,461 1,095,866
Pool# CA2482
4.50%, 10/1/2048 277,015 285,383
Pool# FM3141
3.50%, 11/1/2048 650,527 639,714
Pool# FM8576
3.00%, 2/1/2050 220,278 211,191
Pool# CA5379
4.50%, 3/1/2050 203,059 209,662
Pool# BK2620
2.50%, 6/1/2050 71,034 65,058
Pool# FM7195
2.50%, 9/1/2050 182,336 167,204
Pool# CA7257
2.50%, 10/1/2050 171,002 157,650
Pool# FM5313
2.50%, 10/1/2050 91,155 83,400
Pool# FM5309
2.50%, 11/1/2050 182,719 167,599
Pool# BQ5876
2.50%, 11/1/2050 88,005 80,965
Pool# BR2664
2.00%, 2/1/2051 161,890 143,735
Pool# BR3257
2.00%, 2/1/2051 84,012 74,590
Pool# BR2643
2.00%, 2/1/2051 80,629 71,438
Pool# CA8962
2.50%, 2/1/2051 81,728 74,976
Pool# FM6184
2.00%, 3/1/2051 1,188,388 1,054,378
Pool# BQ9453
2.00%, 3/1/2051 359,313 318,353
Pool# BR4753
2.00%, 3/1/2051 89,468 79,435
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6418
2.00%, 3/1/2051 89,387 79,307
Pool# BR3286
2.00%, 3/1/2051 85,670 76,062
Pool# FM6555
2.00%, 4/1/2051 632,872 560,208
Pool# BR7745
2.00%, 4/1/2051 172,990 153,589
Pool# BR8478
2.00%, 4/1/2051 86,929 77,126
Pool# BR8518
2.00%, 4/1/2051 86,809 77,073
Pool# BR7744
2.00%, 4/1/2051 86,407 76,663
Pool# FM7630
2.50%, 6/1/2051 360,824 331,680
Pool# FM7727
2.50%, 6/1/2051 90,652 83,668
Pool# FM7910
2.50%, 7/1/2051 280,450 258,320
Pool# BT3244
2.50%, 7/1/2051 278,823 255,393
Pool# BT0846
2.50%, 7/1/2051 191,439 175,356
Pool# FM7900
2.50%, 7/1/2051 185,998 170,371
Pool# BT3270
2.50%, 8/1/2051 191,267 175,462
Pool# BT3303
2.50%, 8/1/2051 95,626 87,724
Pool# BQ7435
2.50%, 9/1/2051 98,740 90,581
Pool# FM8977
2.50%, 9/1/2051 94,304 87,038
Pool# FM8864
2.50%, 10/1/2051 479,175 439,580
Pool# FM9195
2.50%, 10/1/2051 382,718 349,669
Pool# FS1107
2.50%, 12/1/2051 296,310 271,266
Pool# CB2442
3.50%, 12/1/2051 747,336 729,053
Pool# CB2787
3.50%, 12/1/2051 453,117 440,666
Pool# FS0392
2.50%, 1/1/2052 789,178 722,035
Pool# FS0424
2.50%, 1/1/2052 495,920 454,340
Pool# BU2599
2.50%, 1/1/2052 197,825 181,477
Pool# FS0191
2.50%, 1/1/2052 97,847 89,640
Pool# FS0605
2.50%, 2/1/2052 1,089,322 996,126
Pool# CB2869
2.50%, 2/1/2052 1,082,666 989,208
Pool# FS0523
2.50%, 2/1/2052 492,889 451,104
Pool# FS0582
2.50%, 2/1/2052 99,635 91,280

76 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS0551
2.50%, 2/1/2052 98,682 90,408
Pool# FS0520
3.00%, 2/1/2052 198,977 189,016
Pool# CB3031
2.50%, 3/1/2052 593,554 542,312
Pool# CB3044
2.50%, 3/1/2052 398,572 364,780
Pool# FS0736
2.50%, 3/1/2052 98,502 90,136
Pool# BV5395
3.50%, 4/1/2052 1,100,000 1,075,724
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 60,093
58,276
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 94,828 94,459
Pool# MA4511
4.00%, 6/20/2047 190,996 193,420
Pool# MA4654
4.50%, 8/20/2047 170,975 178,157
Pool# MA5193
4.50%, 5/20/2048 247,661 255,708
Pool# 784985
3.50%, 9/20/2048 60,102 59,358
Pool# MA6342
5.00%, 12/20/2049 391,469 406,705
Pool# BS1728
4.00%, 1/20/2050 53,220 54,945
Pool# MA6413
5.00%, 1/20/2050 244,461 253,902
Pool# BM7534
3.50%, 2/20/2050 67,439 66,370
Pool# BS1742
4.00%, 2/20/2050 48,588 49,995
Pool# BS1757
4.00%, 3/20/2050 33,918 35,159
Pool# BS8420
4.00%, 4/20/2050 175,514 180,232
Pool# MA6603
5.00%, 4/20/2050 220,539 229,448
Pool# 785221
2.00%, 12/20/2050 264,182 237,716
Pool# 785218
2.00%, 12/20/2050 263,218 235,586
Pool# 785219
2.00%, 12/20/2050 258,680 231,655
Pool# 785220
2.00%, 12/20/2050 180,114 162,184
Pool# BT1888
2.50%, 12/20/2050 262,100 243,742
Pool# BS8546
2.50%, 12/20/2050 170,496 155,646
Pool# MA7056
4.50%, 12/20/2050 158,892 163,312
Pool# CD8312
2.50%, 5/20/2051 181,952 166,625
Pool# MA7590
3.00%, 9/20/2051 1,205,920 1,153,496
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BZ4383
3.00%, 1/20/2052 140,073 136,897
GNMA TBA
2.00%, 5/15/2052 500,000 453,535
2.50%, 5/15/2052 100,000 92,784
3.00%, 5/15/2052 1,500,000 1,429,807
Total Mortgage-Backed Securities
(cost $67,335,566)
62,554,056
Purchased Options 0.0%
†
Number of
Contracts
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
1 Year Mid-Curve Eurodollar
5/13/2022 at USD 96.56,
American Style, Notional
Amount: USD 94,750,000
Exchange Traded 379 68,694
3 Month Eurodollar 3/13/2023
at USD 97.75, American
Style, Notional Amount:
USD 50,000,000 Exchange
Traded 200 77,500
3 Month Eurodollar
12/19/2022 at USD 99.00,
American Style, Notional
Amount: USD 85,500,000
Exchange Traded 342 21,375
3 Month Eurodollar
12/19/2022 at USD 98.75,
American Style, Notional
Amount: USD 18,500,000
Exchange Traded 74 6,475
3 Month Eurodollar
12/19/2022 at USD 98.00,
American Style, Notional
Amount: USD 6,750,000
Exchange Traded 27 6,244
3 Month Eurodollar 6/13/2022
at USD 99.00, American
Style, Notional Amount:
USD 13,500,000 Exchange
Traded 54 337
3 Month Eurodollar 9/19/2022
at USD 98.25, American
Style, Notional Amount:
USD 7,000,000 Exchange
Traded 28 3,325
3 Month Eurodollar 9/19/2022
at USD 99.00, American
Style, Notional Amount:
USD 86,000,000 Exchange
Traded 344 8,600

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 77
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month Eurodollar 9/18/2023
at USD 95.88, American
Style, Notional Amount:
USD 6,250,000 Exchange
Traded 25 68,906
3 Month Eurodollar 6/17/2024
at USD 97.50, American
Style, Notional Amount:
USD 21,500,000 Exchange
Traded 86 122,550
3 Month Eurodollar 3/18/2024
at USD 97.50, American
Style, Notional Amount:
USD 24,250,000 Exchange
Traded 97 121,250
3 Month Eurodollar
12/18/2023 at USD 97.25,
American Style, Notional
Amount: USD 9,500,000
Exchange Traded 38 48,450
3 Month Eurodollar 6/19/2023
at USD 95.88, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded 26 63,050
3 Month Eurodollar 3/13/2023
at USD 95.88, American
Style, Notional Amount:
USD 4,250,000 Exchange
Traded 17 41,756
0
658,512
Total Purchased Options
(cost $2,155,733) 658,512
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
2,694
Health Care Equipment & Supplies 0.0%
†
Pulse Biosciences,
Inc.5/23/2022*∞ 461 0
IT Services 0.0%
†
Flexion, Inc., CVR*^∞ 1,208 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Zogenix, Inc., CVR*^∞ 4,060 0
Rights
Number of
Rights Value ($)
Pharmaceuticals
0
Total Rights
(cost $13,612) 2,694
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,492,564
Total U.S. Government Agency Security
(cost $2,701,535)
2,492,564
U.S. Treasury Obligations 2.4%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 3,979,523
1.38%, 11/15/2040 4,960,000 3,711,863
1.88%, 2/15/2041 520,000 424,531
2.25%, 5/15/2041 980,000 849,155
0.00%, 5/15/2049 4,350,000 1,952,246
2.00%, 2/15/2050 5,500,000 4,438,672
1.25%, 5/15/2050 (f) 15,630,000 10,418,982
1.38%, 8/15/2050 (f) 15,260,000 10,502,576
1.63%, 11/15/2050 (f) 7,830,000 5,755,662
1.88%, 11/15/2051 (f) 51,460,000 40,363,937
2.25%, 2/15/2052 (d)(f) 40,811,000 35,040,070
U.S. Treasury Notes
0.25%, 7/31/2025 210,000 192,634
1.25%, 3/31/2028 130,000 117,894
1.00%, 7/31/2028 230,000 204,197
1.50%, 11/30/2028 290,000 264,568
Total U.S. Treasury Obligations
(cost $145,516,867)
118,216,510
Short-Term Investments 6.8%
Commercial Paper 6.7%
Arrow Electronics, Inc.,
1.20%, 5/19/2022 25,000,000 24,986,014
Brookfield Infrastructure
Holdings Canada, Inc.,
1.10%, 6/14/2022 13,350,000 13,330,605
Centennial Energy Holdings,
Inc., 1.25%, 5/31/2022 10,000,000 9,990,996
Crown Castle International
Corp., 1.28%, 5/10/2022(a) 28,350,000 28,342,420
Energy Transfer Partners LP,
1.05%, 5/6/2022 9,050,000 9,048,592
Fidelity National Information
Services, Inc., 1.02%,
5/19/2022(a) 22,400,000 22,389,883
Fortune Brands Home &
Security, Inc., 1.10%,
5/9/2022(a) 6,200,000 6,198,756
General Motors Financial Co.,
Inc.
1.15%, 5/2/2022 10,000,000 9,999,356

78 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
1.25%, 6/1/2022 11,850,000 11,837,801
1.25%, 6/6/2022 9,550,000 9,538,297
Harley-Davidson Financial
Services, Inc., 1.28%,
5/10/2022 8,500,000 8,497,974
Healthpeak Properties, Inc.
1.10%, 5/17/2022 10,000,000 9,995,970
1.05%, 5/18/2022 20,000,000 19,991,292
Jabil, Inc., 1.15%, 5/4/2022(a) 9,950,000 9,948,713
Leidos, Inc., 1.15%,
5/3/2022(a) 8,850,000 8,849,165
Molson Coors Beverage Co.,
1.35%, 5/26/2022 25,000,000 24,982,300
Motorola Solutions, Inc.,
1.30%, 5/9/2022 18,900,000 18,896,545
National Fuel Gas Co.,
1.20%, 5/9/2022 25,250,000 25,245,385
Nutrien Ltd., 1.15%,
6/13/2022 29,950,000 29,907,321
Parker-Hannifin Corp., 1.30%,
6/24/2022 6,050,000 6,037,191
Smithfield Foods, Inc., 1.15%,
5/5/2022 6,000,000 5,999,429
Walgreens Boots Alliance,
Inc., 1.05%, 5/13/2022(a) 15,000,000 14,995,491
329,009,496
U.S. Government Agency Security 0.1%
FHLB, 0.55%, 6/13/2022(g) 7,050,000 7,044,102
Total Short-Term Investments
(cost $336,040,039)
336,053,598
Repurchase Agreement 0.6%
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $30,437,082,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$31,045,823. (h)(i) 30,436,396 30,436,396
Total Repurchase Agreement
(cost $30,436,396)
30,436,396
Total Investments
(cost $4,452,068,820) — 90.7%
4,482,872,009
Other assets in excess of
liabilities — 9.3% 460,414,382
NET ASSETS — 100.0%
$ 4,943,286,391
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$800,335,308 which represents 16.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(d) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $138,631,553, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $30,436,396 and by $115,228,355 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 4/30/2022 – 2/15/2052, a total value of $145,664,751.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(f) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $30,436,396.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GO General Obligation
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 79
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
ILS Israel New Shekel
JPY Japanese Yen
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.61 USD 23,515,000 1,186,175 (681,045) 505,130
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 18,710,000 167,826 (1,379) 166,447
Total unrealized depreciation 1,354,001 (682,424) 671,577
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Rec 8/15/2028 USD 16,123,000 58,804 1,357,287 1,416,091
1 Day SOFR annually 1.20% annually Rec 11/1/2028 USD 6,202,000 (336) 523,629 523,293
1 Day SOFR annually 1.22% annually Rec 8/15/2028 USD 11,888,000 (4,321) 982,917 978,595

80 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.52% annually Rec 2/15/2047 USD 46,341,000 155,126 8,427,059 8,582,185
1 Day SOFR annually 2.00% annually Rec 3/18/2032 USD 10,148,000 81,266 507,576 588,842
1 Day SOFR annually 2.20% annually Rec 3/24/2032 USD 23,099,000 55,189 377,037 432,226
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 18,803,000 (69,967) 2,302,988 2,233,021
3 Month LIBOR
quarterly
1.25%
semi-annually Rec 2/15/2028 USD 13,082,000 11,239 1,185,399 1,196,638
3 Month LIBOR
quarterly
1.35%
semi-annually Rec 2/15/2028 USD 68,014,000 2,180 5,842,909 5,845,089
Total unrealized appreciation 289,180 21,506,801 21,795,980
1 Day SOFR annually 1.55% annually Pay 3/4/2027 USD 19,792,000 (29,756) (985,909) (1,015,665)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (4) (15,669) (15,673)
3 Month LIBOR
quarterly
0.82%
semi-annually Pay 6/4/2024 USD 100,448,000 – (2,563,717) (2,563,717)
Total unrealized depreciation (29,760) (3,565,295) (3,595,055)
Net unrealized appreciation 259,420 17,941,506 18,200,925
– – –
Abbreviation :
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of April 30, 2022 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
A10 Networks,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.15% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2023 USD 308,985 — 3,382 3,382
Cerner Corp. 1 Day USD
SOFR +
0.40%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 1,778,395 — 5,991 5,991
CMC Materials,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 746,453 — 5,418 5,418
Coherent, Inc. 1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 2,576,210 — 14,851 14,851

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 81
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Entegris, Inc. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.15% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 213,378 — 2,412 2,412
GCP Applied
Technologies,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 942,600 — 6,443 6,443
II-VI, Inc. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 291,174 — 4,586 4,586
II-VI, Inc. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 256,223 — 4,039 4,039
Quidel Corp. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 1,198,474 — 98,905 98,905
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Fund +
0.50% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 16,965,776 — 1,671,016 1,671,016
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
Federal
Fund +
0.13% and
increases in
total return
of reference
entity
Monthly Bank of
America NA
7/5/2022 USD 11,570,686 — 1,136,416 1,136,416
Russell 1000
Index
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.47% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 10,749,099 — 1,059,508 1,059,508
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2022 USD 112,170,299 — 4,273,930 4,273,930

82 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Twitter, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 509,308 — 3,931 3,931
US Ecology,
Inc.
1 Day USD
SOFR +
0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 755,884 — 525 525
Total unrealized appreciation — 8,291,353 8,291,353
Activision
Blizzard, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 459,740 — (4,098) (4,098)
American
Campus
Communities,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,831,032 — (3,183) (3,183)
Anaplan, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 991,452 — (3,916) (3,916)
Citrix Systems,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,130,344 — (14,659) (14,659)
Datto Holding
Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,321,548 — (1,283) (1,283)
First Horizon
Corp.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 653,291 — (20,439) (20,439)
Intersect ENT,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 590,533 — (13,150) (13,150)

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 83
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Intersect ENT,
Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 671,060 — (14,960) (14,960)
Kohl's Corp. 1 Day USD
SOFR +
0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 593,211 — (25,490) (25,490)
Mandiant Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,366,159 — (16,132) (16,132)
MoneyGram
International,
Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,523,235 — (69,110) (69,110)
NeoPhotonics
Corp.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,083,040 — (7,967) (7,967)
Nielsen NV 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,230,565 — (17,343) (17,343)
Ortho Clinical
Diagnostics
Holdings PLC
1 Day USD
SOFR +
0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,916,267 — (92,486) (92,486)
Plantronics,
Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 999,610 — (3,865) (3,865)
Rogers Corp. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 422,928 — (4,716) (4,716)

84 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Rogers Corp. 1 Day USD
SOFR +
0.40%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2023 USD 480,687 — (5,384) (5,384)
Russell 1000
Index
1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 6,997,184 — (689,692) (689,692)
Russell 1000
Index
1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 437,920,903 — (43,164,607) (43,164,607)
Russell 3000
Index
1 month
USD LIBOR
+ 0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2022 USD 449,407,118 — (35,194,778) (35,194,778)
Russell 3000
Index
1 Day USD
SOFR +
0.33%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Societe
Generale SA
7/21/2022 USD 416,037,466 — (31,634,487) (31,634,487)
Russell 3000
Index
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2022 USD 109,569,183 — (4,324,383) (4,324,383)
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 25,222,569 — (274,577) (274,577)
Russell 3000
Index
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 29,979,136 — (1,183,280) (1,183,280)
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 16,694,279 — (1,306,372) (1,306,372)

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 85
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 1,119,092,371 — (87,571,947) (87,571,947)
Russell 3000
Index
1 Day USD
SOFR +
0.49%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/12/2022 USD 378,931,355 — (29,658,649) (29,658,649)
Sailpoint
Technologies
Holdings, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,506,991 — (10,910) (10,910)
Sanderson
Farms, Inc.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 2,107,163 — (7,703) (7,703)
South Jersey
Industries, Inc.
1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 974,584 — (8,592) (8,592)
TEGNA, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 1,240,309 — (22,788) (22,788)
Tenneco, Inc. 1 Day USD
SOFR +
0.20%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 550,446 — (27,770) (27,770)
Vonage
Holdings Corp.
1 Day USD
SOFR +
0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2023 USD 1,648,394 — (24,640) (24,640)
Welbilt, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2023 USD 653,538 — (3,397) (3,397)
Total unrealized depreciation — (235,426,753) (235,426,753)
Net unrealized depreciation — (227,135,400) (227,135,400)

86 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
* There are no upfront payments (receipts) on the swap contracts listed above.
As of April 30, 2022, the Fund had $107,492,245 segregated as collateral for swap contracts.
Abbreviation :
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 951,000,000 USD 7,338,688 Deutsche Bank Securities, Inc. 6/15/2022 961
USD 126,400,004 JPY 14,553,000,000 Barclays Bank plc 6/15/2022 14,082,540
USD 5,051,793 JPY 614,000,000 Morgan Stanley Co., Inc. 6/15/2022 313,051
USD 591,003 EUR 540,000 Goldman Sachs Bank USA 7/19/2022 19,004
Total unrealized appreciation 14,415,556
CAD 6,019,293 USD 4,815,607 Citibank NA 7/19/2022 (131,452)
JPY 1,042,809,809 USD 8,438,338 Goldman Sachs Bank USA 7/19/2022 (375,738)
Total unrealized depreciation (507,190)
Net unrealized appreciation 13,908,366
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2022 (Unaudited) - Statement of Investments - 87
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bobl 62 6/2022 EUR 8,318,450 (265,381)
MSCI Emerging Markets E-Mini Index 20 6/2022 USD 1,057,400 34,551
NASDAQ 100 E-Mini Index 41 6/2022 USD 10,538,640 (165,944)
NASDAQ 100 Micro E-Mini Index 174 6/2022 USD 4,472,496 (72,218)
Russell 2000 E-Mini Index 13 6/2022 USD 1,209,845 (50,087)
Russell 2000 E-Mini Index 38 6/2022 USD 3,536,470 (181,045)
Russell 2000 E-Mini Index 327 6/2022 USD 30,432,255 (1,754,091)
Russell 2000 Micro E-Mini Index 358 6/2022 USD 3,331,727 (159,097)
S&P 500 E-Mini Index 87 6/2022 USD 17,954,625 (158,269)
S&P 500 Micro E-Mini Index 753 6/2022 USD 15,540,038 (325,155)
TOPIX Index 73 6/2022 JPY 10,704,604 976,598
U.S. Treasury 10 Year Note 44 6/2022 USD 5,242,875 (311,884)
U.S. Treasury Ultra Bond 192 6/2022 USD 30,804,000 (4,067,527)
3 Month Eurodollar 2,914 12/2022 USD 704,969,450 (7,517,669)
3 Month Eurodollar 422 6/2023 USD 101,691,450 (2,621,686)
3 Month Eurodollar 515 12/2023 USD 124,385,375 (1,707,694)
Total long contracts (18,346,598)
Short Contracts
3 Month Eurodollar (198) 6/2022 USD (48,547,125) 356,769
EURO STOXX 50 Index (26) 6/2022 EUR (1,024,736) (29,687)
Russell 2000 Micro E-Mini Index (200) 6/2022 USD (1,861,300) 112,212
S&P 500 Micro E-Mini Index (406) 6/2022 USD (8,378,825) 628,624
TOPIX Index (728) 6/2022 JPY (106,752,764) (4,757,884)
U.S. Treasury 2 Year Note (2,036) 6/2022 USD (429,214,250) 7,004,161
U.S. Treasury 5 Year Note (4,262) 6/2022 USD (480,207,531) 15,799,583
U.S. Treasury 5 Year Note (169) 6/2022 USD (19,041,547) 809,159
U.S. Treasury 10 Year Note (669) 6/2022 USD (79,715,531) 1,132,796
U.S. Treasury 10 Year Ultra Note (398) 6/2022 USD (51,342,000) 4,255,213
U.S. Treasury Long Bond (523) 6/2022 USD (73,579,563) 7,575,222
U.S. Treasury Ultra Bond (8) 6/2022 USD (1,283,500) 182,486
Total short contracts 33,068,654
Net contracts 14,722,056
As of April 30, 2022, the Fund had $10,661,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

88 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of April 30, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
1 Year Mid-Curve Eurodollar Exchange Traded 758 USD 189,500,000 USD 96.75 5/13/2022 (56,850)
U.S. Treasury 10 Year Note Exchange Traded 62 USD 6,200,000 USD 121.00 5/20/2022 (19,375)
U.S. Treasury 10 Year Note Exchange Traded 62 USD 6,200,000 USD 121.50 5/20/2022 (13,562)
U.S. Treasury 10 Year Note Exchange Traded 278 USD 27,800,000 USD 123.00 5/20/2022 (26,063)
U.S. Treasury 10 Year Note Exchange Traded 261 USD 26,100,000 USD 124.00 5/20/2022 (16,313)
U.S. Treasury 10 Year Note Exchange Traded 130 USD 13,000,000 USD 127.00 5/20/2022 (4,063)
U.S. Treasury 5 Year Note Exchange Traded 437 USD 43,700,000 USD 113.75 5/20/2022 (95,594)
U.S. Treasury 5 Year Note Exchange Traded 103 USD 10,300,000 USD 114.00 5/20/2022 (16,897)
U.S. Treasury 5 Year Note Exchange Traded 103 USD 10,300,000 USD 114.25 5/20/2022 (12,875)
Total written call options contracts (261,592)
Total Written Options Contracts (Premiums Received ($1,133,166)) (261,592)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

90 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Assets:
Investment securities, at value
*
$ 787,907,755 $ 4,452,435,613
Repurchase agreements, at value 371,300 30,436,396
Cash 107,831,656 597,206,541
Cash pledged for swap contracts 324,416 107,492,245
Deposits with broker for futures contracts 1,650,101 23,947,123
Foreign currencies, at value 1,851,991 3,934,253
Interest receivable 4,999,665 11,252,259
Security lending income receivable 218 41,608
Receivable for investments sold 20,885,838 5,924,602
Receivable for capital shares issued 204,200 1,751,995
Reclaims receivable — 45,614
Swap contracts, at value (Note 2) 1,919 8,291,353
Receivable for variation margin on centrally cleared swap contracts 566,647 605,141
Unrealized appreciation on forward foreign currency contracts (Note 2) 28,356 14,415,556
Prepaid expenses 5,970 36,199
Total Assets 926,630,032 5,257,816,498
Liabilities:
Payable for investments purchased 135,169,404 30,788,683
Payable for capital shares redeemed 373,507 574,577
Payable for variation margin on futures contracts 31,017 1,879,740
Cash collateral pledged by counterparty for swap contracts — 13,220,000
Written options, at value (Note 2) — 261,592
Swap contracts, at value (Note 2) 61,183 235,426,753
TBA Sale Commitments, at value (Note 2) 7,437,977 —
Unrealized depreciation on forward foreign currency contracts (Note 2) — 507,190
Payable upon return of securities loaned (Note 2) 371,300 30,436,396
Accrued expenses and other payables:
Investment advisory fees 172,909 1,158,779
Fund administration fees 41,384 96,666
Accounting and transfer agent fees 2,076 12,037
Trustee fees 72 11,449
Custodian fees 4,880 29,927
Compliance program costs (Note 3) 51 85
Offering costs 37,824 —
Professional fees 62,257 44,748
Printing fees 16,209 58,176
Other 1,500 23,309
Total Liabilities 143,783,550 314,530,107
Net Assets $ 782,846,482 $ 4,943,286,391
* Includes value of securities on loan (Note 2) 355,500 138,631,553
Cost of investment securities 862,115,488 4,421,632,424
Cost of repurchase agreements 371,300 30,436,396
Cost of foreign currencies 1,847,895 3,983,369
Premiums of written options — (1,133,166)
Represented by:
Capital $ 867,390,251 $ 5,294,431,229
Total distributable earnings (loss) (84,543,769) (351,144,838)
Net Assets $ 782,846,482 $ 4,943,286,391

1940 Act Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 91
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Net Assets:
Class R6 Shares $ 782,846,482 $ 4,943,286,391
Total $ 782,846,482 $ 4,943,286,391
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 87,583,967 428,256,431
Total 87,583,967 428,256,431
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8 .94 $ 11 .54
Amounts designated as "—" are zero or have been rounded to zero.

92 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Bond Portfolio
Nationwide
Multi-Cap
Portfolio
INVESTMENT INCOME:
Interest income $ 6,360,698 $ 17,244,295
Income from securities lending (Note 2) 238 69,695
Dividend income — 17,667,002
Foreign tax withholding — (110,504)
Total Income 6,360,936 34,870,488
EXPENSES:
Investment advisory fees 828,004 5,331,846
Fund administration fees 221,008 735,923
Professional fees 32,271 73,266
Printing fees 5,836 25,022
Trustee fees 8,237 61,811
Custodian fees 7,586 25,014
Offering costs^ 18,116 —
Accounting and transfer agent fees 11,871 31,674
Compliance program costs (Note 3) 1,217 9,674
Other 3,754 42,153
Total expenses before fees waived 1,137,900 6,336,383
Investment advisory fees waived (Note 3) — (15,320)
Total Expenses 1,137,900 6,321,063
NET INVESTMENT INCOME 5,223,036 28,549,425
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (10,648,229) (130,782,521)
Expiration or closing of futures contracts (Note 2) (1,384,234) 20,173,797
Settlement of forward foreign currency contracts (Note 2) 54,488 521,368
Foreign currency transactions (Note 2) (169,654) 700,889
Expiration or closing of written option contracts (Note 2) — 5,464,281
TBA Sale Commitments (Note 2) 536,605 3,027
Expiration or closing of swap contracts (Note 2) (14,120) (54,216,165)
Net realized gains (losses) (11,625,144) (158,135,324)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (74,830,220) (477,227,573)
Futures contracts (Note 2) 410,858 11,741,875
Forward foreign currency contracts (Note 2) 33,975 13,685,360
Translation of assets and liabilities denominated in foreign currencies (Note 2) 23,063 (1,298,847)
Written options contracts (Note 2) — 827,800
TBA Sale Commitments 149,746 —
Swap contracts (Note 2) (350,570) (258,364,198)
Net change in unrealized appreciation/depreciation (74,563,148) (710,635,583)
Net realized/unrealized gains (losses) (86,188,292) (868,770,907)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (80,965,256) $ (840,221,482)
Amounts designated as "—" are zero or have been rounded to zero.
^ Amounts are amortized over 12-month period.

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Six Months Ended
April 30, 2022 (Unaudited)
Period Ended
October 31, 2021(a)
OPERATIONS:
Net investment income $ 5,223,036 $ 3,239,935
Net realized gains (losses) (11,625,144) 1,337,685
Net change in unrealized appreciation/depreciation (74,563,148) (68,942)
Change in net assets resulting from operations (80,965,256) 4,508,678
Distributions to Shareholders From:
Distributable earnings:
Class R6 (8,119,075) —
Change in net assets from shareholder distributions (8,119,075) —
Change in net assets from capital transactions 467,125,228 400,296,907
Change in net assets 378,040,897 404,805,585
Net Assets:
Beginning of period 404,805,585 —
End of period $ 782,846,482 $ 404,805,585
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 512,215,154 $ 484,130,076
Dividends reinvested 8,119,075 —
Cost of shares redeemed (53,209,001) (83,833,169)
Total Class R6 Shares 467,125,228 400,296,907
Change in net assets from capital transactions $ 467,125,228 $ 400,296,907
SHARE TRANSACTIONS:
Class R6 Shares
Issued 52,292,552 48,322,433
Reinvested 812,720 —
Redeemed (5,582,515) (8,261,223)
Total Class R6 Shares 47,522,757 40,061,210
Total change in shares 47,522,757 40,061,210
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 15, 2021 (commencement of operations) through October 31, 2021.

1940 Act Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 95
Nationwide Multi-Cap Portfolio
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 28,549,425 $ 30,469,106
(158,135,324) 515,053,831
(710,635,583) 358,800,564
(840,221,482) 904,323,501
(450,178,299) (119,497,210)
(450,178,299) (119,497,210)
3,775,322,656 (482,612,424)
2,484,922,875 302,213,867
2,458,363,516 2,156,149,649
$ 4,943,286,391 $ 2,458,363,516
$ 3,869,735,706 $ 134,178,074
450,178,299 119,497,210
(544,591,349) (736,287,708)
3,775,322,656 (482,612,424)
$ 3,775,322,656 $ (482,612,424)
266,033,256 10,674,689
33,822,562 10,301,484
(41,757,019) (56,728,248)
258,098,799 (35,752,075)
258,098,799 (35,752,075)

96 - Financial Highlights - April 30, 2022 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
N ationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2022 (Unaudited) $ 10.10 $ 0.08 $ (1.10) $ (1.02) $ (0.09) $ (0.05) $ (0.14) $ 8.94 (10.17)% $ 782,846 0.36% 1.65% 0.36% 118.57%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - April 30, 2022 (Unaudited) - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2022 (Unaudited) $ 14.45 $ 0.07 $ (1.87) $ (1.80) $ (0.70) $ (0.41) $ — $ (1.11) $ 11.54 (13.49)%(e) $ 4,943,286 0.24% 1.11% 0.25% 35.41%
10/31/2021 10.47 0.16 4.42 4.58 (0.60) — — (0.60) 14.45 45.09%(e) 2,458,364 0.26% 1.22% 0.27% 64.43%
10/31/2020 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) 10.47 4.27% 2,156,150 0.27% 1.86% 0.27% 84.60%
10/31/2019(f) 10.00 0.21 1.49 1.70 (0.09) — — (0.09) 11.61 17.11% 2,495,082 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6, 2018 through October 31, 2019.

98 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the two (2) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 99
net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.

100 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,119,063 $ – $ 2,119,063
Commercial Mortgage-Backed Securities – 15,455,039 – 15,455,039
Corporate Bonds – 321,051,652 – 321,051,652
Foreign Government Securities – 3,165,658 – 3,165,658
Forward Foreign Currency Contracts – 28,356 – 28,356
Futures Contracts# 2,345,181 – – 2,345,181
Interest Rate Swaps* – 899,641 – 899,641
Mortgage-Backed Securities – 221,068,279 – 221,068,279
Municipal Bonds – 1,148,709 – 1,148,709
Repurchase Agreement – 371,300 – 371,300
Supranational – 1,898,343 – 1,898,343
U.S. Treasury Obligations – 222,001,012 – 222,001,012
Total Assets $ 2,345,181 $ 789,207,052 $ – $ 791,552,233
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (2,576,764) $ – $ – $ (2,576,764)
Interest Rate Swaps* – (1,302,519) – (1,302,519)
TBA Sale Commitment – (7,437,977) – (7,437,977)
Total Liabilities $ (2,576,764) $ (8,740,496) $ – $ (11,317,260)
Total $ (231,583) $ 780,466,556 $ – $ 780,234,973
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 302,808,466 $ – $ 302,808,466
Collateralized Mortgage Obligations – 138,473,607 – 138,473,607
Commercial Mortgage-Backed Securities – 154,212,964 – 154,212,964
  Common Stocks
Aerospace & Defense 34,473,771 – – 34,473,771
Air Freight & Logistics 11,492,799 – – 11,492,799
Airlines 5,873,914 – – 5,873,914
Auto Components 4,119,711 – – 4,119,711
Automobiles 43,804,140 – – 43,804,140
Banks 84,792,812 – – 84,792,812
Beverages 32,367,184 – – 32,367,184
Biotechnology 50,123,429 – – 50,123,429
Building Products 12,214,062 1,851,757 – 14,065,819
Capital Markets 60,909,737 – – 60,909,737
Chemicals 30,826,537 6,865,923 – 37,692,460
Commercial Services & Supplies 12,402,904 – – 12,402,904
Communications Equipment 16,678,295 – – 16,678,295
Construction & Engineering 4,338,652 – – 4,338,652
Construction Materials 2,810,737 – – 2,810,737
Consumer Finance 13,661,496 – – 13,661,496
Containers & Packaging 8,582,284 – 10,614 8,592,898
Distributors 2,457,948 – – 2,457,948
Diversified Consumer Services 2,700,946 – – 2,700,946
Diversified Financial Services 31,444,256 5,091,454 – 36,535,710
Diversified Telecommunication Services 18,899,611 – – 18,899,611
Electric Utilities 37,755,954 – – 37,755,954
Electrical Equipment 13,964,973 8,079,325 – 22,044,298
Electronic Equipment, Instruments &
Components 16,544,152 7,585,286 – 24,129,438
Energy Equipment & Services 8,136,335 – – 8,136,335
Entertainment 29,798,808 – – 29,798,808
Equity Real Estate Investment Trusts
(REITs) 79,402,054 – – 79,402,054
Food & Staples Retailing 31,996,232 – – 31,996,232
Food Products 26,781,610 5,708,083 – 32,489,693

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 101
Level 1 Level 2 Level 3 Total
Assets:
Gas Utilities $ 3,454,124 $ – $ – $ 3,454,124
Health Care Equipment & Supplies 58,996,128 13,511,524 – 72,507,652
Health Care Providers & Services 64,362,839 – – 64,362,839
Health Care Technology 4,617,421 – – 4,617,421
Hotels, Restaurants & Leisure 47,949,264 – – 47,949,264
Household Durables 9,160,641 6,901,903 – 16,062,544
Household Products 28,677,158 3,224,364 – 31,901,522
Independent Power and Renewable
Electricity Producers 1,960,567 – – 1,960,567
Industrial Conglomerates 17,761,135 – – 17,761,135
Insurance 49,425,590 4,527,644 – 53,953,234
Interactive Media & Services 97,721,552 – – 97,721,552
Internet & Direct Marketing Retail 59,952,374 – – 59,952,374
IT Services 94,360,014 13,913,945 – 108,273,959
Leisure Products 2,562,394 – – 2,562,394
Life Sciences Tools & Services 36,429,242 – – 36,429,242
Machinery 37,702,306 6,209,925 – 43,912,231
Marine 481,431 – – 481,431
Media 20,507,224 – – 20,507,224
Metals & Mining 14,574,697 – – 14,574,697
Mortgage Real Estate Investment Trusts
(REITs) 3,653,890 – – 3,653,890
Multiline Retail 11,505,958 – – 11,505,958
Multi-Utilities 17,831,720 – – 17,831,720
Oil, Gas & Consumable Fuels 83,945,479 – – 83,945,479
Paper & Forest Products 397,063 – – 397,063
Personal Products 4,210,990 – – 4,210,990
Pharmaceuticals 81,389,779 4,993,366 – 86,383,145
Professional Services 12,571,487 4,819,842 – 17,391,329
Real Estate Management & Development 3,641,962 – – 3,641,962
Road & Rail 23,321,886 – – 23,321,886
Semiconductors & Semiconductor
Equipment 104,794,407 5,053,518 – 109,847,925
Software 193,356,602 – – 193,356,602
Specialty Retail 45,672,790 3,851,312 – 49,524,102
Technology Hardware, Storage &
Peripherals 133,575,130 – – 133,575,130
Textiles, Apparel & Luxury Goods 14,272,242 1,963,310 – 16,235,552
Thrifts & Mortgage Finance 2,755,630 – – 2,755,630
Tobacco 13,552,289 – – 13,552,289
Trading Companies & Distributors 7,779,034 – – 7,779,034
Water Utilities 2,435,067 – – 2,435,067
Wireless Telecommunication Services 4,020,843 1,905,517 – 5,926,360
Total Common Stocks $ 2,144,695,692 $ 106,057,998 $ 10,614 $ 2,250,764,304
Convertible Bond – 480,000 – 480,000
Corporate Bonds – 951,910,888 – 951,910,888
Exchange Traded Funds 87,195,495 – – 87,195,495
Foreign Government Securities – 46,611,955 – 46,611,955
Forward Foreign Currency Contracts – 14,415,556 – 14,415,556
Futures Contracts# 38,867,374 – – 38,867,374
Interest Rate Swaps* – 21,506,801 – 21,506,801
Mortgage-Backed Securities – 62,554,056 – 62,554,056
Purchased Option 658,512 – – 658,512
Repurchase Agreement – 30,436,396 – 30,436,396
Rights   – 2,694 – 2,694
Short-Term Investments – 336,053,598 – 336,053,598
Total Return Swaps* – 8,291,353 – 8,291,353
U.S. Government Agency Security – 2,492,564 – 2,492,564
U.S. Treasury Obligations – 118,216,510 – 118,216,510
Total Assets $ 2,271,417,073 $ 2,294,525,406 $ 10,614 $ 4,565,953,093
$ – $ – $ – $ –

102 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Amounts designated as "−" are zero or have been rounded to zero.
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Level 1 Level 2 Level 3 Total
Liabilities:
Credit Default Swaps* $ – $ (682,424) $ – $ (682,424)
Forward Foreign Currency Contracts – (507,190) – (507,190)
Futures Contracts# (24,145,318) – – (24,145,318)
Interest Rate Swaps* – (3,565,295) – (3,565,295)
Total Return Swaps* – (235,426,753) – (235,426,753)
Written Options (261,592) – – (261,592)
Total Liabilities $ (24,406,910) $ (240,181,662) $ – $ (264,588,572)
Total $ 2,247,010,163 $ 2,054,343,744 $ 10,614 $ 4,301,364,521
# Futures contracts are included in the table at unrealized appreciation/(depreciation). Only the variation margin on futures contracts is reported in the Statement of Asset and Liabilities.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of April 30, 2022, Multi-Cap Portfolio held five rights investments that were categorized as Level 3 investments which were each valued at $0.
Multi-Cap Portfolio
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — 6,574 6,574
Purchases
*
— 749 749
Sales — (6,574) (6,574)
Change in Unrealized Appreciation/Depreciation (7,751) (749) (8,500)
Transfers into Level 3 18,365 — 18,365
Transfers out of Level 3 — — —
Balance as of 4/30/2022 $ 10,614 $ — $10,614
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2022 ** $ (7,75 1 ) $ (749) $(8,500)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 103
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a

104 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions .  Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The
Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
As of April 30, 2022, the Funds had no open swaptions.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 105
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of

106 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 107
foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

108 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2022:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Swap contracts, at value $ 1,919
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 897,722
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 28,356
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 2,345,181
Total $ 3,273,178
Liabilities:
Swap Contracts†
Interest rate risk Swap contracts, at value (61,183)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (1,241,336)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (2,576,764)
Total $ (3,879,283)

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 109
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 658,512
Swap Contracts†
Equity risk Swap contracts, at value 8,291,353
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 21,506,801
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 14,415,556
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,751,984
Interest rate risk Receivable/payable for variation margin on futures contracts 37,115,390
Total $ 83,739,596
Liabilities:
Written Options
Interest rate risk Written options, at value $ (261,592)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (682,424)
Equity risk Swap Contracts, at value $ (235,426,753)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (3,565,295)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (507,190)
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts (7,653,477)
Interest rate risk Receivable/payable for variation margin on futures contracts $ (16,491,841)
Total $ (264,588,572)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ (14,120)
Forward Foreign Currency Contracts
Currency risk 54,488
Futures Contracts
Interest rate risk (1,384,234)
Total $ (1,343,866)

110 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2022:
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (561,493)
Interest rate risk (2,049,654)
Written Options
Equity risk 389,254
Interest rate risk 5,075,027
Swap Contracts
Credit risk (330,136)
Equity risk (53,808,783)
Interest rate risk (77,246)
Forward Foreign Currency Contracts
Currency risk 521,368
Futures Contracts
Equity risk (9,372,393)
Interest rate risk 29,546,190
Total $ (30,667,866)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ (350,570)
Forward Foreign Currency Contracts
Currency risk 33,975
Futures Contracts
Interest rate risk 410,858
Total $ 94,263
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 202,151
Interest rate risk (1,497,221)
Written Options
Equity risk (139,745)
Interest rate risk 967,545
Swap Contracts
Credit risk (696,985)
Equity risk (276,201,738)
Interest rate risk 18,534,525
Forward Foreign Currency Contracts
Currency risk 13,685,360
Futures Contracts
Equity risk (6,459,195)
Interest rate risk 18,201,070
Total $ (233,404,233)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 111
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2022, certain Funds may have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options and written options contracts. The futures contract agreement, centrally cleared swaps agreements, purchased options agreements and written options contracts agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2022:
Bond Portfolio
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 27,647,400
Average Notional Balance—Pays Float Rate $ 41,059,463
Over The Counter Variable Rate Swaps:
Average Notional Balance — Receives Fixed Rate $ 1,514,687
Average Notional Balance — Pays Fixed Rate $ 5,079,753
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 718,526
Futures Contracts:
Average Notional Balance Long $ 84,378,916
Average Notional Balance Short $ 105,108,403
Multi-Cap Portfolio
Options:
Average Value Purchased $ 937,781
Average Value Written $ 787,290
Average Number of Purchased Option Contracts 25,901,453
Average Number of Written Option Contracts 46,402,801
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 24,396,429
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 412,278,571
Average Notional Balance—Pays Float Rate $ 127,028,602
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 2,889,342,967
Average Notional Balance — Pays Float Rate $ 126,179,586
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 24,225,995
Average Settlement Value Sold $ 126,086,416
Futures Contracts:
Average Notional Balance Long $ 1,280,460,476
Average Notional Balance Short $ 1,272,447,614

112 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 28,356 $ — $ — $ 28,356
Bank of America NA Swap Contracts 1,919 (1,919) — —
Total Bank of America
NA 30,275 (1,919) — 28,356
Total $ 30,275 $ (1,919) $ — $ 28,356
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
Bank of America NA Swap Contracts $ (28,287) $ 1,919 $ 18,420 $ ( 7 , 948 )
BNP Paribas Swap Contracts (18,478) — 18,478 —
Citigroup Global Markets Swap Contracts (8,129) — 8,129 —
JPMorgan Chase Bank
NA
Swap Contracts
(6,289) — — (6,289)
Total $ (61,183) $ 1,919 $ 45,027 $ ( 14 ,2 37 )
Amounts designated as “—” are zero.
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $13,806.
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received*
Net Amount
of Asset
Derivative
Bank of America NA Swap Contracts $ 1,136,416 $ (1,136,416) $ — $ —
Barclays Bank plc
Forward Foreign
Currency Contracts 14,082,540 — — 14,082,540
Citigroup Global Markets
Ltd. Swap Contracts 108,935 (108,935) — —
Deutsche Bank Securities,
Inc.
Forward Foreign
Currency Contracts 961 — — 961
Goldman Sachs Bank USA
Forward Foreign
Currency Contracts 19,004 (19,004) — —
JPMorgan Chase Bank NA Swap Contracts 7,004,979 (7,004,979) — —
Morgan Stanley Capital
Services, Inc. Swap Contracts 41,023 (41,023) — —
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts 313,051 — — 313,051
Total $ 22,706,909 $ (8,310,357) $ — $ 14,396,552
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $13,220,000.

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 113
TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged**
Net Amount of
Liability
Derivative
Bank of America NA Swap Contracts $ (125,530,954) $ 1,136,416 $ 70,683,078 $ (53,711,460)
Citibank NA
Forward Foreign
Currency Contracts (131,452) — — (131,452)
Citigroup Global Markets
Ltd.
Swap Contracts
(29,664,033) 108,935 17,458,845 (12,096,253)
Goldman Sachs Bank USA
Forward Foreign
Currency Contracts (375,738) 19,004 — (356,734)
JPMorgan Chase Bank NA Swap Contracts (48,405,368) 7,004,979 26,020,000 (15,380,389)
Morgan Stanley Capital
Services, Inc.
Swap Contracts
(191,911) 41,023 — (150,888)
Societe Generale SA Swap Contracts (31,634,487) — 27,400,000 (4,234,487)
Total $ (235,933,943) $ 8,310,357 $ 141,561,923 $ (86,061,663)
Amounts designated as “—” are zero.
** Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,390,000.

114 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Portfolio $ 371,300
Multi-Cap Portfolio 30,436,396

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 115
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Portfolio CF Secured, LLC $ 371,300 $ – $ 371,300 $ (371,300) $ –
Total $ 371,300 $ – $ 371,300 $ (371,300) $ –
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi-Cap
Portfolio CF Secured, LLC $ 30,436,396 $ – $ 30,436,396 $ (30,436,396) $ –
Total $ 30,436,396 $ – $ 30,436,396 $ (30,436,396) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

116 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
Transactions with Affiliates

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 117
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to November 15, 2021, the Trust and NFA had entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table.
For the period November 1, 2021 through November 14, 2021, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2022, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Subadviser
Bond Portfolio BlackRock Investmen Management. LLC ("BlackRock")
Multi Cap Portfolio BlackRock
Goldman Sachs Asset Management L.P.(a)
Janus Capital Management LLC
Western Asset Management Company, LLC
(a) Effective November 18, 2021, Goldman Sachs Asset Management L.P. was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
Fund
Advisory Fee Waiver
(annual rate)
Multi-Cap Portfolio 0.0 14%
Fund Amount
Multi-Cap Portfolio $ 15,320
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Bond Portfolio 0.26 % N/A
Multi-Cap Portfolio 0.21 0.21%
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

118 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $956,931 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $10,891.
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
Multi-Cap Portfolio 100.00

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 119
loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Fund Purchases
*
Sales
*
Bond Portfolio $ 1,196,416,929 $ 742,882,224
Multi-Cap Portfolio 3,928,933,945 1,506,607,334
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 146,724,126 $ 2,805,464
Multi-Cap Portfolio 255,656,762 222,766,546

120 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

1940 Act Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 121
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
Fund % of Shares
Number of
Accounts
Bond Portfolio 62.09% 4(a)
Multi-Cap Portfolio 27.17 2(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

122 - Notes to Financial Statements - April 30, 2022 (Unaudited) - 1940 Act Funds
As of April 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 862,958,212 $ 3,276,139 $ (78,537,234) $ (75,261,095)
Multi-Cap Portfolio 4,486,035,252 398,668,831 (581,726,142) (183,057,311)

1940 Act Funds - April 30, 2022 (Unaudited) - Supplemental Information - 123
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group

124 - Supplemental Information - April 30, 2022 (Unaudited) - 1940 Act Funds
funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns

1940 Act Funds - April 30, 2022 (Unaudited) - Supplemental Information - 125
that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide AllianzGI International Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bond Fund, Nationwide Bond Portfolio, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon
Dynamic U.S. Core Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Small
Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide
Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Multi-Cap Portfolio Fund were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of Nationwide Loomis Short Term Bond Fund, less than two basis points above the peer group median). With respect to Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global
High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide International Small Cap Fund, Nationwide
Loomis Short Term Bond Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund, the
Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of Nationwide American Century Small Cap Income Fund less than two basis points above the peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In the case of the Nationwide Core Plus Bond Fund, the Trustees considered that both the Fund’s actual management fee and total expense ratio were above the Fund’s peer medians by a larger margin, but not by so large a margin in either case as to be inconsistent with the continuation of the Advisory Agreements, particularly in light of the Fund’s relatively favorable long-term investment performance.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the two-year period for Nationwide
Multi-Cap Portfolio Fund which commenced operations in December 2018) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide Bailard International Equities Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of country selection on the Fund’s performance and that the Adviser stated that it would continue to monitor the Fund closely. The Trustees also considered the Adviser’s statements that the Fund is used as a pooled investment vehicle for the accounts of clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statement that the Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to certain other funds its peer group. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s strategy has underperformed in recent periods when quality is out of favor and investor sentiment drives stock prices and that the Fund has outperformed its benchmark in twelve of the last fourteen calendar years. With respect to Nationwide Bond Portfolio, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30,
2021.
With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees considered that while the Fund had experienced three-
year performance in the fourth quintile of its peer group, investment performance had improved to the second quintile of its peer group for the one-year period ended June 30, 2021. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance in recent periods was attributable in substantial part to the Fund’s investments in a limited number of issuers and a market environment that favored lower quality issuers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to Nationwide Emerging Markets Debt Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher

126 - Supplemental Information - April 30, 2022 (Unaudited) - 1940 Act Funds
than the Fund’s peer group median in the fourth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the third quintile of its peer group, and that the Fund had experienced performance in the second quintile for the one-year period ended the same date. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to the Nationwide Core Plus Bond Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced above-median three-year performance for the period ended June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown to be within the first quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted that the Fund’s group of peer funds was limited.
The Trustees noted specifically that the Fund was shown to pay actual management fees at the lowest level among its peers, although its total expense ratio (including 12b-1/non-12b-1 fees) was shown to be higher than the median of its peers, but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median, particularly in light of the recent organization of the Fund. The Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median though within what the Trustees considered to be an acceptable range, and the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group, due in large part, though not entirely, to the fact that it was the only Fund shown among its peers to pay 12b-1/non-
12b-1 fees in the relevant share class. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the
Fund’s performance, including the statement that the market environment in recent periods was unfavorable to the Sub-Adviser’s style of growth investing, and the effect that the concentration of the Fund’s portfolio might have on performance relative to peers.
The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance and fees. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of
Nationwide Emerging Markets Debt Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.

1940 Act Funds - April 30, 2022 (Unaudited) - Supplemental Information - 127
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

1940 Act Funds - April 30, 2022 (Unaudited) - Management Information - 129
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

130 - Management Information - April 30, 2022 (Unaudited) - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - April 30, 2022 (Unaudited) - Management Information - 131
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

132 - Market Index Definitions - April 30, 2022 (Unaudited) - 1940 Act Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 133
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

134 - Market Index Definitions - April 30, 2022 (Unaudited) - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

1940 Act Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 135
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

136 - Market Index Definitions - April 30, 2022 (Unaudited) - 1940 Act Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

138 - Glossary - April 30, 2022 (Unaudited) - 1940 Act Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

1940 Act Funds - April 30, 2022 (Unaudited) - Glossary - 139
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

140 - Glossary - April 30, 2022 (Unaudited) - 1940 Act Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 10
Statements of Investments 13
Statements of Assets and Liabilities 60
Statements of Operations 66
Statements of Changes in Net Assets 70
Financial Highlights 80
Notes to Financial Statements 87
Supplemental Information 117
Management Information 123
Market Index Definitions 126
Glossary 131

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide AllianzGI International Growth Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreement 3.9%
Liabilities in excess of other assets (2.8)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 12.4%
IT Services 10.0%
Internet & Direct Marketing Retail 9.0%
Software 8.1%
Air Freight & Logistics 6.9%
Banks 5.7%
Chemicals 5.0%
Interactive Media & Services 4.7%
Machinery 4.2%
Trading Companies & Distributors 3.1%
Other Industries
#
30.9%
100.0%
Top Holdings
2
ASML Holding NV 5.6%
Tencent Holdings Ltd. 4.7%
HDFC Bank Ltd., ADR 4.5%
DSV A/S 4.2%
Constellation Software, Inc. 3.9%
MercadoLibre , Inc. 3.6%
Adyen NV 3.5%
Infineon Technologies AG 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 3.4%
Netcompany Group A/S 3.1%
Other Holdings
#
60.1%
100.0%
Top Countries
2
Denmark 12.7%
Sweden 10.6%
Netherlands 10.0%
China 9.1%
Canada 8.1%
Germany 7.9%
Taiwan 5.8%
Switzerland 5.0%
India 4.5%
Australia 3.7%
Other Countries
#
22.6%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 92.0%
Repurchase Agreement 3.7%
Loan Participations 3.6%
Convertible Bonds 2.4%
Common Stock 0.4%
Forward Currency Contracts 0.4%
Credit Default Swaps 0.4%
Asset-Backed Security 0.1%
Liabilities in excess of other assets (3.0)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 14.5%
Airlines 6.1%
Consumer Finance 6.0%
Metals & Mining 5.3%
Hotels, Restaurants & Leisure 4.9%
Commercial Services & Supplies 4.6%
Diversified Telecommunication Services 3.5%
Media 3.2%
Chemicals 2.7%
Energy Equipment & Services 2.5%
Other Industries
#
46.7%
100.0%
Top Holdings
2
Transportes Aereos Portugueses SA, 5.63%,
12/2/2024 1.3%
Aegea Finance Sarl , 6.75%, 5/20/2029 1.2%
Avation Capital SA, 8.25%, 10/31/2026 1.1%
Baytex Energy Corp., 8.75%, 4/1/2027 1.0%
Pegasus Hava Tasimaciligi A/S, 9.25%, 4/30/2026 0.9%
CCO Holdings LLC, 4.75%, 2/1/2032 0.9%
Eldorado Gold Corp., 6.25%, 9/1/2029 0.9%
Grupo Aeromexico SAB de CV, 8.50%, 3/17/2027 0.8%
McGraw-Hill Education, Inc., 8.00%, 8/1/2029 0.8%
Artera Services LLC, 9.03%, 12/4/2025 0.8%
Other Holdings
#
90.3%
100.0%
Top Countries
2
United States 50.6%
Canada 6.3%
Brazil 6.3%
United Kingdom 3.7%
Mexico 3.6%
Turkey 2.4%
France 1.8%
Luxembourg 1.7%
Spain 1.7%
Portugal 1.3%
Other Countries
#
20.6%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 47.3%
Collateralized Mortgage Obligations 18.1%
Commercial Mortgage-Backed Securities 8.1%
Asset-Backed Securities 6.2%
Loan Participations 5.7%
Futures Contracts 1.8%
Convertible Bonds 1.5%
Credit Default Swaps 1.5%
Foreign Government Securities 1.1%
Repurchase Agreement 1.1%
Convertible Preferred Stock 0.9%
Common Stock 0.3%
Forward Currency Contracts 0.2%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 7.5%
Banks 5.0%
Airlines 4.3%
Consumer Finance 3.7%
Construction & Engineering 2.2%
Metals & Mining 2.1%
Pharmaceuticals 1.9%
Media 1.7%
Diversified Telecommunication Services 1.7%
Hotels, Restaurants & Leisure 1.7%
Other Industries
#
68.2%
100.0%
Top Holdings
2
SLG Office Trust, 2.85%, 7/15/2041 1.3%
Connecticut Avenue Securities Trust, 3.29%,
1/25/2042 1.2%
Energy Transfer LP, 7.13%, 5/15/2030 1.2%
Gol Finance SA, 8.00%, 6/30/2026 1.2%
Oaktown Re III Ltd., 5.02%, 7/25/2029 1.2%
STACR Trust, 11.17%, 2/25/2047 1.1%
BX Trust, 2.45%, 10/15/2036 1.1%
Scientific Games International, Inc., Initial Term Loan
B, 3.57%, 4/14/2029 1.1%
Bank of Nova Scotia (The), 4.59%, 5/4/2037 1.1%
STACR Trust, 4.87%, 2/25/2047 1.0%
Other Holdings
#
88.5%
100.0%
Top Countries
2
United States 63.6%
Bermuda 5.5%
Canada 5.0%
Brazil 4.2%
Mexico 3.6%
Italy 2.0%
Netherlands 2.0%
United Kingdom 1.8%
Switzerland 1.3%
Australia 1.2%
Other Countries
#
9.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreement 0.8%
Exchange Traded Fund 0.3%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Pharmaceuticals 9.9%
Banks 8.8%
Metals & Mining 5.7%
Chemicals 5.0%
Semiconductors & Semiconductor Equipment 4.7%
Insurance 4.6%
Professional Services 4.4%
Oil, Gas & Consumable Fuels 4.2%
Textiles, Apparel & Luxury Goods 3.6%
Automobiles 3.2%
Other Industries
#
45.9%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 2.0%
Roche Holding AG 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.7%
Diageo plc 1.6%
GlaxoSmithKline plc 1.6%
Air Liquide SA 1.5%
BP plc 1.4%
Nestle SA (Registered) 1.3%
BHP Group Ltd. 1.3%
L'Oreal SA 1.3%
Other Holdings
#
84.6%
100.0%
Top Countries
2
Japan 17.9%
United Kingdom 12.8%
France 12.2%
Switzerland 7.7%
Australia 7.3%
Germany 5.7%
Netherlands 5.1%
Canada 4.9%
United States 4.2%
Denmark 2.9%
Other Countries
#
19.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Emerging Markets Debt Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Foreign Government Securities 56.9%
Corporate Bonds 34.0%
Forward Currency Contracts 0.5%
Other assets in excess of liabilities
§
8.6%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 10.8%
Banks 4.5%
Electric Utilities 3.4%
Diversified Financial Services 2.3%
Diversified Telecommunication Services 2.3%
Chemicals 1.9%
Construction & Engineering 1.7%
Wireless Telecommunication Services 1.6%
Pharmaceuticals 1.4%
Automobiles 1.1%
Other Industries 69.0%
100.0%
Top Holdings
2
Notas do Tesouro Nacional, 10.00%, 1/1/2029 4.1%
Republic of South Africa, 9.00%, 1/31/2040 3.3%
Oriental Republic of Uruguay, 4.38%, 12/15/2028 2.6%
Republic of South Africa, 8.25%, 3/31/2032 2.4%
Kingdom of Thailand, 1.25%, 3/12/2028 2.1%
Bonos de la Tesoreria de la Republica en pesos,
4.70%, 9/1/2030 2.1%
Notas do Tesouro Nacional, 10.00%, 1/1/2031 1.9%
Republic of Indonesia, 7.00%, 9/15/2030 1.4%
Teva Pharmaceutical Finance Netherlands III BV,
6.00%, 4/15/2024 1.4%
Republic of Indonesia, 6.50%, 2/15/2031 1.3%
Other Holdings 77.4%
100.0%
Top Countries
2
Brazil 9.8%
Mexico 7.5%
South Africa 7.2%
Indonesia 5.6%
Nigeria 3.4%
Chile 3.3%
Qatar 3.3%
Uruguay 3.2%
Colombia 3.1%
Saudi Arabia 3.1%
Other Countries 50.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
T
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 1.7%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Software 10.4%
IT Services 7.1%
Banks 6.6%
Biotechnology 5.1%
Oil, Gas & Consumable Fuels 4.8%
Semiconductors & Semiconductor Equipment 4.5%
Insurance 4.2%
Capital Markets 4.2%
Chemicals 4.0%
Pharmaceuticals 3.9%
Other Industries
#
45.2%
100.0%
Top Holdings
2
Microsoft Corp. 4.2%
Akamai Technologies, Inc. 3.0%
Equinor ASA 2.9%
UnitedHealth Group, Inc. 2.7%
Linde plc 2.5%
AstraZeneca plc 2.3%
London Stock Exchange Group plc 2.2%
Amazon.com, Inc. 2.2%
Visa, Inc., Class A 2.2%
Canadian Pacific Railway Ltd. 2.1%
Other Holdings
#
73.7%
100.0%
Top Countries
2
United States 55.9%
United Kingdom 11.8%
France 6.5%
Japan 5.5%
China 3.7%
Norway 2.9%
Canada 2.1%
India 1.3%
Indonesia 1.2%
Germany 1.1%
Other Countries
#
8.0%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide International Small Cap Fund - April 30, 2022 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 96.9%
Repurchase Agreement 2.2%
Exchange Traded Fund 1.5%
Rights
†
0.0%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Machinery 8.6%
Equity Real Estate Investment Trusts (REITs) 6.5%
Real Estate Management & Development 5.8%
Banks 5.8%
Hotels, Restaurants & Leisure 5.4%
IT Services 3.7%
Chemicals 3.2%
Software 3.2%
Electronic Equipment, Instruments & Components 2.9%
Semiconductors & Semiconductor Equipment 2.7%
Other Industries
#
52.2%
100.0%
Top Holdings
2
Trelleborg AB, Class B 1.9%
Food & Life Cos. Ltd. 1.5%
iShares MSCI EAFE Small-Cap ETF 1.5%
IMI plc 1.4%
Beazley plc 1.4%
Rotork plc 1.4%
Acciona SA 1.2%
Boardwalk REIT 1.0%
Network International Holdings plc 1.0%
BAWAG Group AG 1.0%
Other Holdings
#
86.7%
100.0%
Top Countries
2
Japan 22.7%
United Kingdom 18.2%
Sweden 6.4%
Australia 5.7%
Canada 4.6%
Germany 3.6%
France 3.5%
Brazil 2.8%
Italy 2.7%
Austria 2.7%
Other Countries
#
27.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

10 - Shareholder Expense Examples - April 30, 2022 (Unaudited) - International Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide AllianzGI International Growth Fund
Class A Shares
Actual
(a)
1,000.00 633.70 4.37 1.08
Hypothetical
(a)(b)
1,000.00 1,019.44 5.41 1.08
Class R6 Shares
Actual
(a)
1,000.00 634.60 2.92 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Eagle Class Shares
Actual
(a)
1,000.00 636.20 2.92 0.72
Hypothetical
(a)(b)
1,000.00 1,021.22 3.61 0.72
Institutional Service Class Shares
Actual
(a)
1,000.00 634.10 3.85 0.95
Hypothetical
(a)(b)
1,000.00 1,020.08 4.76 0.95

International Funds - April 30, 2022 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 935.40 4.85 1.01
Hypothetical
(a)(b)
1,000.00 1,019.79 5.06 1.01
Class C Shares
Actual
(a)
1,000.00 931.60 8.43 1.76
Hypothetical
(a)(b)
1,000.00 1,016.07 8.80 1.76
Class R6 Shares
Actual
(a)
1,000.00 936.70 3.36 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 936.30 4.08 0.85
Hypothetical
(a)(b)
1,000.00 1,020.58 4.26 0.85
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 992.00 3.90 0.79
Hypothetical
(a)(b)
1,000.00 1,020.88 3.96 0.79
Class C Shares
Actual
(a)
1,000.00 987.30 7.83 1.59
Hypothetical
(a)(b)
1,000.00 1,016.91 7.95 1.59
Class R6 Shares
Actual
(a)
1,000.00 993.20 2.42 0.49
Hypothetical
(a)(b)
1,000.00 1,022.36 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 991.80 3.01 0.61
Hypothetical
(a)(b)
1,000.00 1,021.77 3.06 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 869.20 5.79 1.25
Hypothetical
(a)(b)
1,000.00 1,018.60 6.26 1.25
Class C Shares
Actual
(a)
1,000.00 865.80 9.16 1.98
Hypothetical
(a)(b)
1,000.00 1,014.98 9.89 1.98
Class M Shares
Actual
(a)
1,000.00 870.30 4.27 0.92
Hypothetical
(a)(b)
1,000.00 1,020.23 4.61 0.92
Class R6 Shares
Actual
(a)
1,000.00 870.30 4.22 0.91
Hypothetical
(a)(b)
1,000.00 1,020.28 4.56 0.91
Institutional Service Class Shares
Actual
(a)
1,000.00 871.10 4.45 0.96
Hypothetical
(a)(b)
1,000.00 1,020.03 4.81 0.96

12 - Shareholder Expense Examples - April 30, 2022 (Unaudited) - International Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Emerging Markets Debt Fund
Class A Shares
Actual
(a)
1,000.00 878.50 5.36 1.15
Hypothetical
(a)(b)
1,000.00 1,019.09 5.76 1.15
Class C Shares
Actual
(a)
1,000.00 875.40 8.83 1.90
Hypothetical
(a)(b)
1,000.00 1,015.37 9.49 1.90
Class R6 Shares
Actual
(a)
1,000.00 878.80 4.19 0.90
Hypothetical
(a)(b)
1,000.00 1,020.33 4.51 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 878.60 4.66 1.00
Hypothetical
(a)(b)
1,000.00 1,019.84 5.01 1.00
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 850.70 6.01 1.31
Hypothetical
(a)(b)
1,000.00 1,018.30 6.56 1.31
Class C Shares
Actual
(a)
1,000.00 847.90 8.98 1.96
Hypothetical
(a)(b)
1,000.00 1,015.08 9.79 1.96
Class R6 Shares
Actual
(a)
1,000.00 852.00 4.41 0.96
Hypothetical
(a)(b)
1,000.00 1,020.03 4.81 0.96
Institutional Service Class Shares
Actual
(a)
1,000.00 851.50 4.68 1.02
Hypothetical
(a)(b)
1,000.00 1,019.74 5.11 1.02
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 778.40 6.57 1.49
Hypothetical
(a)(b)
1,000.00 1,017.41 7.45 1.49
Class R6 Shares
Actual
(a)
1,000.00 780.20 4.37 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 781.10 4.68 1.06
Hypothetical
(a)(b)
1,000.00 1,019.54 5.31 1.06
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide AllianzGI International Growth Fund - April 30, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks 98.9%
Shares Value ($)
AUSTRALIA 3.8%
Biotechnology 1.0%
CSL Ltd. 11,476 2,171,938
Hotels, Restaurants & Leisure 2.8%
Domino's Pizza Enterprises
Ltd. (a) 115,856 6,123,476
8,295,414
BRAZIL 3.7%
Internet & Direct Marketing Retail 3.7%
MercadoLibre , Inc. * 8,380 8,159,019
CANADA 8.3%
Food & Staples Retailing 3.2%
Alimentation Couche-Tard,
Inc. 155,207 6,909,499
IT Services 1.2%
Shopify, Inc.
, Class A
* 5,986 2,554,945
Software 3.9%
Constellation Software, Inc. 5,533 8,708,214
18,172,658
CHINA 9.4%
Interactive Media & Services 4.8%
Tencent Holdings Ltd. 223,025 10,461,073
Internet & Direct Marketing Retail 4.6%
Alibaba Group Holding Ltd.,
ADR * 69,509 6,748,628
JD.com, Inc.
, Class A
* 8,927 278,259
Prosus NV * 62,592 3,018,230
10,045,117
20,506,190
DENMARK 13.1%
Air Freight & Logistics 4.3%
DSV A/S 57,448 9,383,978
Health Care Equipment & Supplies 3.2%
Ambu A/S
, Class B
526,146 6,915,578
Pharmaceuticals 2.4%
Novo Nordisk A/S
, Class B
46,637 5,333,965
Software 3.2%
Netcompany Group A/S Reg.
S *(b) 125,795 7,011,329
28,644,850
GERMANY 8.2%
Diversified Financial Services 0.5%
GRENKE AG 37,766 998,523
Internet & Direct Marketing Retail 0.9%
Zalando SE Reg. S *(a)(b) 50,530 2,004,143
IT Services 2.2%
Bechtle AG 100,696 4,701,451
Semiconductors & Semiconductor Equipment 3.5%
Infineon Technologies AG 267,962 7,752,234
Software 0.3%
SAP SE 5,631 580,798
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 8,967 1,826,383
17,863,532
HONG KONG 3.1%
Insurance 3.1%
AIA Group Ltd. 702,185 6,860,289
INDIA 4.6%
Banks 4.6%
HDFC Bank Ltd., ADR 183,905 10,153,395
IRELAND 2.3%
Building Products 2.3%
Kingspan Group plc 54,638 5,008,745
ISRAEL 3.1%
IT Services 3.1%
Wix.com Ltd. * 89,250 6,734,805
JAPAN 1.9%
Electronic Equipment, Instruments & Components 0.7%
Keyence Corp. 3,693 1,489,964
IT Services 0.3%
BASE, Inc. *(a) 253,055 692,592
Trading Companies & Distributors 0.9%
MonotaRO Co. Ltd. 111,594 1,934,864
4,117,420
LUXEMBOURG 0.5%
Life Sciences Tools & Services 0.5%
Eurofins Scientific SE 11,429 1,062,114
NETHERLANDS 10.2%
IT Services 3.6%
Adyen NV Reg. S *(b) 4,705 7,868,914
Semiconductors & Semiconductor Equipment 5.7%
ASML Holding NV 22,160 12,537,435
Software 0.9%
Topicus.com, Inc. * 32,211 2,003,393
22,409,742
NEW ZEALAND 2.8%
Air Freight & Logistics 2.8%
Mainfreight Ltd. 115,922 6,038,164
SOUTH AFRICA 1.3%
Banks 1.3%
Capitec Bank Holdings Ltd. 19,628 2,738,902
SWEDEN 10.9%
Building Products 0.7%
Assa Abloy AB
, Class B
(a) 62,364 1,573,320
Chemicals 2.5%
Hexpol AB 633,647 5,397,027
Electronic Equipment, Instruments & Components 1.8%
Hexagon AB
, Class B
*(a) 306,424 3,961,981
Machinery 3.6%
Atlas Copco AB
, Class A
(a) 77,863 3,526,089
Epiroc AB
, Class A
(a) 213,771 4,347,464
7,873,553

14 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 2.3%
AddTech AB
, Class B
289,482 5,105,005
23,910,886
SWITZERLAND 5.1%
Capital Markets 1.7%
Partners Group Holding AG 3,469 3,675,877
Chemicals 2.6%
Sika AG (Registered) 19,068 5,798,170
Machinery 0.8%
VAT Group AG Reg. S (b) 5,377 1,668,656
11,142,703
TAIWAN 5.9%
Entertainment 2.5%
Sea Ltd., ADR * 64,884 5,369,800
Semiconductors & Semiconductor Equipment 3.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 82,146 7,633,828
13,003,628
UNITED KINGDOM 0.7%
Industrial Conglomerates 0.7%
DCC plc 19,691 1,487,802
Total Common Stocks
(cost $207,089,697) 216,310,258
Repurchase Agreement 3.9%
Principal
Amount ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $8,522,338,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$7,576,595.(c)(d) 8,522,146 8,522,146
Total Repurchase Agreement
(cost $8,522,146) 8,522,146
Total Investments
(cost $215,611,843)   — 102.8% 224,832,404
Liabilities in excess of other assets
— (2.8)% (6,197,998)
NET ASSETS — 100.0%
$ 218,634,406
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $11,061,952, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,522,146 and by $3,277,804 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
6/30/2022 – 2/15/2052, a total value of $11,799,950.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$18,553,042 which represents 8.49% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $8,522,146.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Global High Yield Fund - April 30, 2022 (Unaudited) - Statement of Investments - 15
Asset-Backed Security 0.1%
Principal
Amount ($) Value ($)
UNITED STATES 0.1%
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 115,000 103,745
Total Asset-Backed Securities
(cost  $115,000) 103,745
Corporate Bonds 92.0%
ARGENTINA 0.8%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,375,311 367,896
Electric Utilities 0.5%
Pampa Energia SA,
7.50%, 1/24/2027(b) 580,000 538,820
906,716
AUSTRALIA 0.8%
Metals & Mining 0.8%
FMG Resources August
2006 Pty. Ltd., 6.13%,
4/15/2032(b) 410,000 406,931
Mineral Resources Ltd.
8.00%, 11/1/2027(b) 240,000 239,100
8.50%, 5/1/2030(b) 255,000 251,175
897,206
BRAZIL 6.1%
Airlines 1.3%
Gol Finance SA
7.00%, 1/31/2025(b) 700,000 598,332
8.00%, 6/30/2026(b) 940,000 820,150
1,418,482
Capital Markets 0.7%
B3 SA - Brasil Bolsa
Balcao , 4.13%,
9/20/2031(b) 910,000 791,018
Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, 8.00%,
2/10/2026(b) 811,000 797,528
Food Products 0.2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 310,000 257,300
Marine 0.2%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(b) 245,000 197,472
Oil, Gas & Consumable Fuels 0.9%
Acu Petroleo Luxembourg
Sarl , 7.50%,
1/13/2032(b) 500,000 453,150
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Oil, Gas & Consumable Fuels
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 650,000 565,500
1,018,650
Personal Products 0.3%
Natura &Co Luxembourg
Holdings Sarl , 6.00%,
4/19/2029(b) 295,000 286,398
Road & Rail 0.5%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 467,406
Water Utilities 1.3%
Aegea Finance Sarl ,
6.75%, 5/20/2029(b) 1,390,000 1,366,370
6,600,624
BURKINA FASO 0.2%
Metals & Mining 0.2%
Endeavour Mining plc,
5.00%, 10/14/2026(b) 200,000 182,316
CAMEROON 0.5%
Oil, Gas & Consumable Fuels 0.5%
Golar LNG Ltd.
7.00%, 10/20/2025(b) 600,000 591,000
CANADA 6.1%
Aerospace & Defense 0.8%
Bombardier, Inc.
7.13%, 6/15/2026(b) 285,000 262,200
7.88%, 4/15/2027(b) 635,000 591,547
853,747
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 45,000
9.50%, 11/1/2027(b) 216,000 212,220
6.00%, 6/1/2029(b)(c) 580,000 480,582
GFL Environmental, Inc.,
4.38%, 8/15/2029(b) 465,000 412,548
1,150,350
Containers & Packaging 0.3%
Intertape Polymer
Group, Inc., 4.38%,
6/15/2029(b) 335,000 344,675
Energy Equipment & Services 0.2%
Tervita Corp., 11.00%,
12/1/2025(b) 246,000 274,290
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 211,018
Oil, Gas & Consumable Fuels 3.5%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 1,085,000 1,147,051

16 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 467,000 459,995
MEG Energy Corp.
7.13%, 2/1/2027(b) 250,000 253,875
5.88%, 2/1/2029(b) 356,000 348,478
Parkland Corp., 4.63%,
5/1/2030(b) 295,000 258,125
Strathcona Resources
Ltd., 6.88%, 8/1/2026(b) 810,000 783,675
Vermilion Energy, Inc.,
6.88%, 5/1/2030(b) 525,000 512,531
3,763,730
6,597,810
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b) 585,228 504,748
COLOMBIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
SierraCol Energy
Andina LLC, 6.00%,
6/15/2028(b)(c) 485,000 427,576
CYPRUS 0.7%
Consumer Finance 0.7%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 817,000
EGYPT 0.8%
Oil, Gas & Consumable Fuels 0.8%
Energean plc, 6.50%,
4/30/2027(b) 925,000 869,037
FRANCE 1.8%
Chemicals 0.2%
Lune Holdings Sarl ,
5.63%, 11/15/2028(b) EUR 250,000 242,087
Diversified Telecommunication Services 0.7%
Altice France SA
2.13%, 2/15/2025(b) EUR 235,000 229,553
5.13%, 1/15/2029(b) 200,000 169,717
5.13%, 7/15/2029(b) 375,000 317,460
716,730
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 277,716
Health Care Providers & Services 0.6%
CAB SELAS, 3.38%,
2/1/2028(b) EUR 290,000 272,436
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Health Care Providers & Services
Chrome Bidco SASU,
3.50%, 5/31/2028(b) EUR 455,000 432,002
704,438
1,940,971
GERMANY 1.1%
Pharmaceuticals 0.5%
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 283,254
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 249,000 243,312
526,566
Real Estate Management & Development 0.6%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 800,000 663,690
1,190,256
GHANA 1.0%
Oil, Gas & Consumable Fuels 1.0%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 250,000 247,500
Tullow Oil plc, 10.25%,
5/15/2026(b) 870,000 863,823
1,111,323
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(b) 421,000 434,502
GUATEMALA 0.5%
Beverages 0.5%
Central American
Bottling Corp., 5.25%,
4/27/2029(b) 525,000 498,787
HONG KONG 0.4%
Marine 0.4%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 300,000 305,010
5.50%, 8/1/2029(b) 220,000 194,150
499,160
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands II
BV
3.75%, 5/9/2027 EUR 180,000 171,614
4.38%, 5/9/2030 EUR 300,000 279,298
Teva Pharmaceutical
Finance Netherlands
III BV
4.75%, 5/9/2027 260,000 237,900

Nationwide Amundi Global High Yield Fund - April 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
ISRAEL
Pharmaceuticals
5.13%, 5/9/2029 200,000 181,500
870,312
ITALY 1.4%
Containers & Packaging 0.5%
Guala Closures SpA ,
3.25%, 6/15/2028(b) EUR 515,000 472,018
Hotels, Restaurants & Leisure 0.4%
Gamma Bidco SpA ,
5.13%, 7/15/2025(b) EUR 400,000 406,156
Specialty Retail 0.5%
Shiba Bidco SpA , 4.50%,
10/31/2028(b) EUR 500,000 493,189
1,371,363
LUXEMBOURG 1.7%
Biotechnology 0.6%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(b) EUR 529,000 501,503
6.25%, 4/1/2028(b) GBP 110,000 123,844
625,347
Diversified Financial Services 0.4%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 164,783
7.75%, 11/1/2025(b) GBP 270,000 331,448
496,231
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b)(c) 400,000 330,332
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 474,764
1,926,674
MEXICO 3.2%
Airlines 0.9%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 925,000 934,250
Banks 0.4%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(d)(e) 475,000 490,200
Chemicals 0.4%
Braskem Idesa SAPI,
6.99%, 2/20/2032(b) 465,000 417,277
Consumer Finance 0.5%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b) 350,000 56,438
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Consumer Finance
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 830,000 506,433
562,871
Diversified Telecommunication Services 0.6%
Total Play
Telecomunicaciones SA
de CV
7.50%, 11/12/2025(b) 520,000 482,300
6.38%, 9/20/2028(b) 175,000 145,777
628,077
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(b)(f) 249,744 188,471
Oil, Gas & Consumable Fuels 0.2%
Petroleos Mexicanos ,
6.70%, 2/16/2032 315,000 271,429
3,492,575
MOLDOVA, REPUBLIC OF 0.3%
Food Products 0.3%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(b) 360,000 276,768
NETHERLANDS 1.3%
Construction & Engineering 0.4%
Promontoria Holding 264
BV
6.38%, 3/1/2027(b) EUR 220,000 219,324
7.88%, 3/1/2027(b) 205,000 192,700
412,024
IT Services 0.3%
United Group BV, 5.25%,
2/1/2030(b) EUR 370,000 340,634
Media 0.6%
VZ Secured Financing BV,
5.00%, 1/15/2032(b) 215,000 185,526
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 399,990
585,516
1,338,174
NIGERIA 0.4%
Diversified Telecommunication Services 0.4%
IHS Holding Ltd.
5.63%, 11/29/2026(b) 200,000 190,000
6.25%, 11/29/2028(b) 200,000 188,380
378,380
PARAGUAY 0.6%
Food Products 0.6%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(b) 745,000 649,081

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
PERU 0.3%
Metals & Mining 0.3%
Minsur SA, 4.50%,
10/28/2031(b) 345,000 309,638
PORTUGAL 1.3%
Airlines 1.3%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(b) EUR 1,500,000 1,436,082
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank , (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(d)(e) 325,000 6,500
Sovcombank Via
SovCom Capital DAC,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027(b)(d)(e) 530,000 10,600
17,100
SINGAPORE 1.1%
Consumer Finance 1.1%
Avation Capital SA, 8.25%,
10/31/2026(b)(g) 1,417,341 1,160,197
SOUTH AFRICA 0.4%
Chemicals 0.4%
Sasol Financing USA LLC,
5.50%, 3/18/2031 445,000 400,500
SPAIN 1.7%
Biotechnology 0.3%
Grifols Escrow Issuer SA,
3.88%, 10/15/2028(b) EUR 335,000 317,028
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 280,170
3.13%, 1/1/2028(b) EUR 150,000 141,864
422,034
Hotels, Restaurants & Leisure 0.9%
eDreams ODIGEO SA,
5.50%, 7/15/2027(b) EUR 415,000 411,505
Food Service Project SA,
5.50%, 1/21/2027(b) EUR 330,000 324,370
NH Hotel Group SA,
4.00%, 7/2/2026(b) EUR 220,000 222,805
958,680
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Household Durables 0.1%
Neinor Homes SA, 4.50%,
10/15/2026(b) EUR 140,000 137,753
1,835,495
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 293,759
SWITZERLAND 1.1%
Consumer Finance 1.1%
VistaJet Malta Finance plc
7.88%, 5/1/2027(b) 280,000 263,396
6.38%, 2/1/2030(b) 1,005,000 877,043
1,140,439
TURKEY 2.4%
Airlines 0.9%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(b) 1,030,000 1,012,552
Banks 0.6%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 628,364
Metals & Mining 0.9%
Eldorado Gold Corp.,
6.25%, 9/1/2029(b) 1,010,000 977,175
2,618,091
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 462,775
UNITED ARAB EMIRATES 0.6%
Energy Equipment & Services 0.6%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(b) 310,000 316,200
8.25%, 2/15/2025(b)(c) 371,000 308,857
625,057
UNITED KINGDOM 3.7%
Capital Markets 0.8%
Sherwood Financing plc
4.50%, 11/15/2026(b) EUR 290,000 288,053
6.00%, 11/15/2026(b) GBP 495,000 574,199
862,252
Diversified Consumer Services 0.2%
PeopleCert Wisdom Issuer
plc, 5.75%, 9/15/2026(b) EUR 220,000 224,848
Food & Staples Retailing 0.5%
Bellis Acquisition Co. plc,
4.50%, 2/16/2026(b) GBP 455,000 519,932
Hotels, Restaurants & Leisure 0.4%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 275,000 314,994

Nationwide Amundi Global High Yield Fund - April 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 136,974
451,968
Insurance 0.1%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 125,000 152,567
Oil, Gas & Consumable Fuels 1.3%
Harbour Energy plc,
5.50%, 10/15/2026(b) 620,000 601,400
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 755,000 747,828
1,349,228
Specialty Retail 0.4%
Constellation Automotive
Financing plc, 4.88%,
7/15/2027(b) GBP 450,000 486,633
4,047,428
UNITED STATES 46.4%
Air Freight & Logistics 0.8%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 820,000 840,812
Auto Components 0.8%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 388,000 379,557
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 480,000 480,850
860,407
Building Products 0.8%
Builders FirstSource , Inc.,
4.25%, 2/1/2032(b) 705,000 601,894
Oscar AcquisitionCo LLC,
9.50%, 4/15/2030(b) 245,000 223,535
825,429
Chemicals 1.7%
Koppers , Inc., 6.00%,
2/15/2025(b) 599,000 579,533
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 318,588
SCIL IV LLC
4.38%, 11/1/2026(b) EUR 230,000 225,460
5.38%, 11/1/2026(b)(c) 265,000 241,812
Tronox , Inc., 4.63%,
3/15/2029(b) 595,000 531,037
1,896,430
Commercial Services & Supplies 2.6%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 251,274
9.75%, 7/15/2027(b) 585,000 567,798
3.63%, 6/1/2028(b) EUR 175,000 158,309
6.00%, 6/1/2029(b)(c) 200,000 165,500
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
APX Group, Inc.
6.75%, 2/15/2027(b)(c) 295,000 292,419
5.75%, 7/15/2029(b) 700,000 573,545
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b)(c) 870,000 779,825
2,788,670
Communications Equipment 1.1%
CommScope , Inc.
6.00%, 3/1/2026(b) 363,000 342,382
4.75%, 9/1/2029(b) 480,000 401,323
Plantronics, Inc., 4.75%,
3/1/2029(b) 400,000 405,380
1,149,085
Construction & Engineering 1.4%
Artera Services LLC,
9.03%, 12/4/2025(b) 960,000 908,587
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 575,000 537,625
1,446,212
Consumer Finance 2.3%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 243,844
4.95%, 5/28/2027(c) 625,000 608,693
4.13%, 8/17/2027 920,000 852,886
3.82%, 11/2/2027 575,000 523,250
3.63%, 6/17/2031 275,000 228,594
2,457,267
Containers & Packaging 0.3%
OI European Group BV,
4.75%, 2/15/2030(b) 400,000 352,000
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b)(c) 375,000 369,769
Diversified Financial Services 0.3%
Jefferies Finance LLC,
5.00%, 8/15/2028(b) 330,000 300,304
Diversified Telecommunication Services 1.6%
CCO Holdings LLC,
4.75%, 2/1/2032(b) 1,155,000 992,526
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 420,000 331,863
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 476,250
1,800,639
Electric Utilities 1.2%
Leeward Renewable
Energy Operations LLC,
4.25%, 7/1/2029(b) 170,000 152,150
NRG Energy, Inc., 3.88%,
2/15/2032(b) 495,000 413,199

20 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Vistra Operations Co. LLC
5.63%, 2/15/2027(b) 565,000 556,525
4.38%, 5/1/2029(b) 180,000 163,346
1,285,220
Electrical Equipment 0.3%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 340,000 299,154
Electronic Equipment, Instruments & Components 0.4%
Belden, Inc., 3.38%,
7/15/2031(b) EUR 500,000 466,427
Energy Equipment & Services 1.8%
Archrock Partners LP,
6.88%, 4/1/2027(b) 265,000 265,398
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 734,833
Nabors Industries Ltd.,
7.50%, 1/15/2028(b)(c) 570,000 545,775
Nabors Industries, Inc.,
7.38%, 5/15/2027(b) 85,000 86,717
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 285,773 277,200
1,909,923
Equity Real Estate Investment Trusts (REITs) 0.9%
Uniti Group LP
6.50%, 2/15/2029(b)(c) 405,000 349,478
6.00%, 1/15/2030(b) 735,000 612,950
962,428
Food & Staples Retailing 0.4%
US Foods, Inc.
4.75%, 2/15/2029(b)(c) 345,000 318,676
4.63%, 6/1/2030(b) 160,000 143,200
461,876
Food Products 0.3%
Simmons Foods, Inc.,
4.63%, 3/1/2029(b) 364,000 328,463
Health Care Providers & Services 1.4%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 85,500
Owens & Minor, Inc.,
6.63%, 4/1/2030(b) 495,000 484,550
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(b) 273,000 285,285
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 265,000 257,381
US Renal Care, Inc.,
10.63%, 7/15/2027(b)(c) 456,000 393,300
1,506,016
Hotels, Restaurants & Leisure 2.9%
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 104,500
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 221,038
CDI Escrow Issuer, Inc.,
5.75%, 4/1/2030(b) 445,000 428,940
Hilton Grand Vacations
Borrower Escrow LLC,
5.00%, 6/1/2029(b) 330,000 297,825
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b)(c) 580,000 514,750
NCL Corp. Ltd.
5.88%, 3/15/2026(b) 395,000 364,905
7.75%, 2/15/2029(b) 180,000 174,600
NCL Finance Ltd., 6.13%,
3/15/2028(b) 110,000 99,000
Scientific Games Holdings
LP, 6.63%, 3/1/2030(b) 200,000 190,000
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 421,881
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 70,600
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 285,000 257,213
3,145,252
Household Durables 0.7%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 475,000 452,433
M/I Homes, Inc., 3.95%,
2/15/2030 345,000 283,748
736,181
Household Products 0.2%
Energizer Holdings, Inc.,
6.50%, 12/31/2027(b) 195,000 187,200
Independent Power and Renewable Electricity Producers
0.2%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(b) 310,000 266,600
Interactive Media & Services 0.7%
Twitter, Inc., 5.00%,
3/1/2030(b) 710,000 725,109
Machinery 0.2%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 255,000 191,250
Media 2.6%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(b) 275,000 259,187
7.50%, 6/1/2029(b) 440,000 415,228
CSC Holdings LLC
4.63%, 12/1/2030(b)(c) 600,000 459,000
5.00%, 11/15/2031(b) 245,000 189,466

Nationwide Amundi Global High Yield Fund - April 30, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(b)
(c) 1,040,000 930,800
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(b) 581,000 512,843
News Corp., 5.13%,
2/15/2032(b) 130,000 124,150
2,890,674
Metals & Mining 2.1%
Carpenter Technology
Corp., 7.63%, 3/15/2030 545,000 554,931
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 380,000 304,950
Constellium SE, 3.13%,
7/15/2029(b) EUR 503,000 463,408
Novelis Corp.
4.75%, 1/30/2030(b)(c) 445,000 409,280
3.88%, 8/15/2031(b) 100,000 85,750
TMS International Corp.,
6.25%, 4/15/2029(b) 560,000 487,200
2,305,519
Oil, Gas & Consumable Fuels 6.2%
Aethon United BR LP,
8.25%, 2/15/2026(b) 275,000 283,396
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(b) 325,000 314,571
CQP Holdco LP, 5.50%,
6/15/2031(b) 815,000 751,675
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 525,000 501,826
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 566,160
EnLink Midstream
Partners LP, 5.45%,
6/1/2047 377,000 305,370
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 538,784
Hess Midstream
Operations LP, 5.50%,
10/15/2030(b) 300,000 295,587
Hilcorp Energy I LP
6.00%, 4/15/2030(b) 175,000 173,688
6.25%, 4/15/2032(b) 175,000 170,503
Occidental Petroleum
Corp., 4.40%, 4/15/2046 615,000 527,424
Range Resources Corp.,
4.75%, 2/15/2030(b)(c) 320,000 305,237
Renewable Energy Group,
Inc., 5.88%, 6/1/2028(b) 470,000 497,800
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Southwestern Energy Co.
5.38%, 3/15/2030 555,000 547,979
4.75%, 2/1/2032 245,000 231,680
Tap Rock Resources LLC,
7.00%, 10/1/2026(b) 540,000 545,513
6,557,193
Paper & Forest Products 1.4%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 241,000 211,776
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 764,513
Sylvamo Corp., 7.00%,
9/1/2029(b) 505,000 487,325
1,463,614
Pharmaceuticals 0.7%
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 277,594
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 585,000 533,742
811,336
Professional Services 0.6%
CoreLogic , Inc., 4.50%,
5/1/2028(b) 720,000 637,942
Real Estate Management & Development 0.5%
Realogy Group LLC,
5.25%, 4/15/2030(b) 585,000 473,961
Road & Rail 1.0%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(b) 765,000 670,098
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(b)(c) 505,000 465,862
1,135,960
Software 1.6%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 498,750
Minerva Merger Sub, Inc.,
6.50%, 2/15/2030(b) 795,000 731,750
NCR Corp., 5.00%,
10/1/2028(b) 490,000 467,950
1,698,450
Specialty Retail 1.4%
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(b) 285,000 249,751
Party City Holdings, Inc.,
8.75%, 2/15/2026(b) 547,000 502,556
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 234,930

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
White Cap Buyer LLC,
6.88%, 10/15/2028(b) 550,000 503,938
1,491,175
Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024(c) 555,000 364,740
9.38%, 7/15/2025(b) 55,000 48,675
413,415
Thrifts & Mortgage Finance 1.8%
Freedom Mortgage Corp.
8.13%, 11/15/2024(b) 454,000 439,776
6.63%, 1/15/2027(b) 265,000 229,358
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 565,000 554,406
United Wholesale
Mortgage LLC
5.75%, 6/15/2027(b) 530,000 459,775
5.50%, 4/15/2029(b) 321,000 266,324
1,949,639
Trading Companies & Distributors 0.5%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(b) 345,000 303,645
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 229,558
533,203
49,920,204
ZAMBIA 0.5%
Metals & Mining 0.5%
First Quantum Minerals
Ltd.
7.50%, 4/1/2025(b) 200,000 202,457
6.88%, 10/15/2027(b) 300,000 301,500
503,957
Total Corporate Bonds
(cost $111,604,722) 99,143,081
Common Stock 0.4%
Shares Value ($)
MEXICO 0.4%
Airlines 0.4%
Grupo Aeromexico SAB
de CV * 27,837 491,494
Total Common Stock
(cost $455,000) 491,494
Loan Participations 3.6%
Principal
Amount ($)
UNITED STATES 3.6%
Airlines 0.3%
LATAM Airlines Group
SA Tranch A, (SOFR +
7.50%), 8.23%, 8/8/2022
(e) 320,000 320,666
Auto Components 0.8%
First Brands Group, LLC,
1st Lien Term Loan
B, (SOFR + 5.00%),
6.29%, 3/30/2027 (e) 869,809 866,277
Hotels Restaurants & Leisure 0.7%
Enterprise Development
Authority, Term Loan
B, (ICE LIBOR USD 1
Month + 4.25%), 5.01%,
2/28/2028 (e) 771,026 766,847
Metal Fabrication/Hardware 0.3%
Grinding Media Inc.
( Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (e) 328,350 320,962
Oil & Gas Services 0.7%
ProFrac Holdings II, LLC,
1st Lien Term Loan,,
(SOFR + 8.50%),
9.60%, 3/4/2025 (e) 755,000 739,900
Optical Materials and Semiconductors 0.8%
II-VI (Project Watson
$990 MM Senior Bridge
Facility), Term Loan,
(ICE LIBOR USD 1
Month + 5.00%), –%,
1/1/2038 ^(e) 844,800 844,800
Total Loan Participations
(cost $3,856,061)
3,859,452
Convertible Bonds 2.4%
Airlines 0.9%
Air Canada, 4.00%,
7/1/2025 266,000 365,883
GOL Equity Finance SA,
3.75%, 7/15/2024 (b) 428,000 346,680

Nationwide Amundi Global High Yield Fund - April 30, 2022 (Unaudited) - Statement of Investments - 23
Convertible Bonds
Principal
Amount ($) Value ($)
Airlines
Spirit Airlines, Inc., 1.00%,
5/15/2026 321,000 291,629
1,004,192
Biotechnology 0.1%
Insmed , Inc., 0.75%,
6/1/2028 135,000 126,698
Entertainment 0.2%
IMAX Corp., 0.50%,
4/1/2026 (c) 259,000 230,121
Equity Real Estate Investment Trusts (REITs) 0.2%
Summit Hotel Properties,
Inc., 1.50%, 2/15/2026 178,000 182,183
Hotels, Restaurants & Leisure 0.2%
DraftKings , Inc., 0.00%,
3/15/2028 (h) 315,000 209,317
IT Services 0.1%
Perficient , Inc., 0.13%,
11/15/2026 (b) 40,000 34,340
Semiconductors & Semiconductor Equipment 0.3%
Enphase Energy, Inc.,
0.00%, 3/1/2028 (h) 329,000 312,879
Software 0.4%
Bentley Systems, Inc.,
0.38%, 7/1/2027 (b) 141,000 119,497
Jamf Holding Corp.,
0.13%, 9/1/2026 (b) 101,000 93,299
Verint Systems, Inc.,
0.25%, 4/15/2026 218,000 229,772
442,568
Total Convertible Bond
(cost  $2,697,282) 2,542,298
Repurchase Agreement 3.7%
CF Secured, LLC 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $3,998,989,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$4,078,968. ( i )(j) 3,998,899 3,998,899
Total Repurchase
Agreement
(cost $3,998,899)
3,998,899
Total Investments
(cost $122,726,964) — 102.2% 110,138,969
Liabilities in excess of other assets — (2.2)% (2,357,891)
NET ASSETS — 100.0%
$ 107,781,078
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
† Amount rounds to less than 0.1%.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2022 was $90,092,113 which
represents 83.59% of net assets.
(c) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $4,816,905, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,998,899 and by $1,113,399 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.38%, and maturity
dates ranging from 6/15/2022 – 11/15/2051, a total value
of $5,112,298.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2022. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2022.
(f) Step Bond. Coupon rate is set for an initial period and
then increases to a higher coupon rate at a specific date.
The rate shown is the rate as of April 30, 2022.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $3,998,899.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CDI CREST Depository Interest
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.61 USD 11,050,000 (617,765) 380,398 (237,367)
(617,765) 380,398 (237,367)
As of April 30, 2022, the Fund had $595,386 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 109,842 USD 137,789 Brown Bros Harriman & Co. 5/23/2022 329
USD 12,889,196 EUR 11,864,707 HSBC Bank PLC 5/23/2022 361,819
USD 3,081,983 GBP 2,363,962 HSBC Bank PLC 5/23/2022 109,472
Net unrealized appreciation 471,620
At April 30, 2022, the Fund had $100,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6.2%
Principal
Amount ($) Value ($)
CANADA 0.4%
Airlines 0.4%
Air Canada Pass-Through
Trust, Series 2020-
2, Class A, 5.25%,
4/1/2029(a) 572,069 583,288
CAYMAN ISLANDS 0.7%
Other 0.7%
MF1 Ltd., Series 2021-
FL7, Class D, 3.10%,
10/16/2036(a)(b) 800,000 770,018
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.53%,
2/20/2030(a)(b) 350,000 345,483
1,115,501
UNITED KINGDOM 0.1%
Airlines 0.1%
British Airways Pass-
Through Trust, Series
2020-1, Class B, 8.38%,
11/15/2028(a) 99,175 107,679
UNITED STATES 5.0%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 150,000 135,320
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 165,170 159,614
294,934
Automobiles 1.2%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 290,000 270,315
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 240,000 223,982
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 770,000 731,449
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 550,000 512,582
1,738,328
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 717,313
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 3.1%
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 3.95%, 11/15/2036(a)
(b) 775,000 768,318
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(a) 1,126,299 942,147
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(a) 1,020,000 901,880
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(a) 840,000 708,228
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(a) 390,000 336,677
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 533,338
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(a) 140,000 137,528
4,328,116
7,078,691
Total Asset-Backed Securities
(cost  $9,571,830) 8,885,159
Collateralized Mortgage Obligations 18.1%
BERMUDA 5.0%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 4.14%,
9/25/2031(a)(b) 1,030,000 980,796
Eagle RE Ltd.
Series 2020-2,
Class B1, 7.67%,
10/25/2030(a)(b) 760,000 772,365
Series 2021-2, Class
M2, 4.54%, 4/25/2034(a)
(b) 1,370,000 1,301,195
Home RE Ltd., Series
2020-1, Class B1,
7.67%, 10/25/2030(a)(b) 160,000 163,241
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
5.02%, 7/25/2029(a)(b) 1,520,000 1,504,018
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 4.69%,
4/25/2034(a)(b) 700,000 655,704
Radnor RE Ltd., Series
2021-1, Class M2,
3.44%, 12/27/2033(a)(b) 1,230,000 1,143,391

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Eagle RE Ltd.
Traingle Re Ltd., Series
2020-1, Class B1,
8.42%, 10/25/2030(a)(b) 150,000 152,084
Triangle Re Ltd., Series
2021-3, Class B1,
5.24%, 2/25/2034(a)(b) 440,000 420,402
7,093,196
0
UNITED STATES 13.1%
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 6.29%,
10/25/2041(a)(b) 890,000 820,103
Series 2022-R01,
Class 1B2, 6.29%,
12/25/2041(a)(b) 880,000 797,756
Series 2022-R02,
Class 2M2, 3.29%,
1/25/2042(a)(b) 1,640,000 1,616,134
Series 2022-R04,
Class 1B2, 9.79%,
3/25/2042(a)(b) 420,000 429,523
FARM Mortgage Trust,
Series 2021-1, Class B,
3.25%, 7/25/2051(a)(b) 334,878 294,857
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 43,893 1,643
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 81,920 1,910
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 239,859 12,902
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 632,323 34,983
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 82,765 3,164
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 5.29%,
8/25/2033(a)(b) 955,000 834,335
Series 2021-HQA3,
Class B2, 6.54%,
9/25/2041(a)(b) 830,000 730,274
Series 2021-HQA4,
Class B2, 7.29%,
12/25/2041(a)(b) 300,000 268,408
Series 2022-DNA1,
Class B2, 7.39%,
1/25/2042(a)(b) 950,000 848,669
Series 2022-DNA3,
Class B2, 10.00%,
4/25/2042(a)(b) 420,000 422,366
Series 2020-DNA5,
Class B2, 11.79%,
10/25/2050(a)(b) 145,000 175,317
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2020-DNA6,
Class B2, 5.94%,
12/25/2050(a)(b) 790,000 747,083
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.67%,
10/25/2048(a)(b) 1,090,000 1,213,251
Series 2019-HRP1,
Class B1, 4.72%,
2/25/2049(a)(b) 1,100,000 1,059,454
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 11.42%, 3/25/2025(b) 221,865 224,430
Series 2021-DNA7,
Class B2, 8.09%,
11/25/2041(a)(b) 1,230,000 1,157,957
Series 2022-DNA2,
Class B2, 8.79%,
2/25/2042(a)(b) 690,000 652,119
Series 2020-HQA5,
Class B2, 7.69%,
11/25/2050(a)(b) 630,000 672,018
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 46,475,984 493,756
FNMA, Series 2021-R02,
Class 2B2, 6.49%,
11/25/2041(a)(b) 300,000 280,323
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 294,754 15,661
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 294,899 16,274
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 308,374 15,630
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 67,672 5,962
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.01%,
3/16/2040(b) 64,711 5,393
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 85,475 9,664
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 117,698 17,602
Series 2016-5, Class
CS, IO, 5.56%,
1/20/2046(b) 123,152 14,683
Series 2016-20,
Class SB, IO, 5.51%,
2/20/2046(b) 120,032 14,313

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 27
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2016-17,
Class JS, IO, 5.51%,
2/20/2046(b) 95,595 11,999
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 73,461 13,467
Series 2016-88,
Class SM, IO, 5.51%,
7/20/2046(b) 128,673 19,780
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 106,618 23,079
Series 2016-118,
Class DS, IO, 5.51%,
9/20/2046(b) 152,924 27,231
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 76,780 13,735
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,353,558 248,967
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 485,401 84,351
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 17,685,541 178,712
JP Morgan Mortgage Trust
Series 2021-8, Class
AX1, IO, 0.13%,
12/25/2051(a)(b) 29,209,549 157,997
Series 2021-10, Class
AX1, IO, 0.13%,
12/25/2051(a)(b) 32,668,104 186,496
STACR Trust
Series 2018-HRP2,
Class B1, 4.87%,
2/25/2047(a)(b) 1,310,000 1,301,919
Series 2018-HRP2,
Class B2, 11.17%,
2/25/2047(a)(b) 1,380,000 1,490,357
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 99,122
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 98,256
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 193,645
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 572,254
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 239,746 235,836
18,865,120
0
Total Collateralized Mortgage Obligations
(cost $26,282,689) 25,958,316
Commercial Mortgage-Backed Securities 8.1%
UNITED STATES 8.1%
BAMLL Commercial
Mortgage Securities
Trust , Series 2021-
JACX, Class E, 4.30%,
9/15/2038(a)(b) 470,000 459,409
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 2.95%,
9/15/2036(a)(b) 500,000 481,107
BX Trust , Series 2021-
ARIA, Class D, 2.45%,
10/15/2036(a)(b) 1,500,000 1,457,784
COMM Mortgage Trust
, Series 2015-CR26,
Class D, 3.63%,
10/10/2048(b) 1,350,000 1,191,505
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.71%, 11/15/2048(b) 250,000 227,792
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 4.04%,
1/25/2051(a)(b) 700,000 664,465
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS, Series 2021-
MN3, Class M2, 4.29%,
11/25/2051(a)(b) 815,000 775,527
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
2.65%, 10/15/2036(a)(b) 350,000 336,072
Series 2021-IP, Class E,
4.10%, 10/15/2036(a)(b) 150,000 144,515
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,088,551
Med Trust , Series 2021-
MDLN, Class F, 4.56%,
11/15/2038(a)(b) 1,150,000 1,118,331

28 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 820,000 708,558
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.92%,
10/15/2049(a)(b) 500,000 475,476
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(a) 1,975,000 1,626,584
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.57%, 10/15/2050(b) 810,000 748,555
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
5.15%, 1/15/2059(b) 125,000 117,515
Total Commercial Mortgage-Backed Securities
(cost $12,149,506) 11,621,746
Corporate Bonds 47.3%
ARGENTINA 0.2%
Construction & Engineering 0.2%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(c) 1,381,510 369,554
AUSTRALIA 1.0%
Metals & Mining 1.0%
FMG Resources August
2006 Pty. Ltd.
4.38%, 4/1/2031(a) 403,000 356,623
6.13%, 4/15/2032(a) 510,000 506,182
Mineral Resources Ltd.
8.00%, 11/1/2027(a) 320,000 318,800
8.50%, 5/1/2030(a) 335,000 329,975
1,511,580
BRAZIL 3.9%
Airlines 1.1%
Gol Finance SA, 8.00%,
6/30/2026(a) 1,825,000 1,592,312
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(a) 735,000 644,044
Electric Utilities 0.6%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(a) 995,000 925,490
Food Products 0.7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,210,000 1,004,300
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 1,080,000 939,600
Personal Products 0.3%
Natura &Co Luxembourg
Holdings Sarl , 6.00%,
4/19/2029(a) 390,000 378,628
5,484,374
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(a) 515,000 507,275
CANADA 3.3%
Banks 1.0%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(d) 1,455,000 1,379,821
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 601,663
Commercial Services & Supplies 0.4%
GFL Environmental, Inc.,
4.38%, 8/15/2029(a) 570,000 505,704
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 644,701
Oil, Gas & Consumable Fuels 1.1%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 616,000 606,760
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 350,000 338,625
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 680,000 663,850
1,609,235
4,741,124
FINLAND 0.2%
Banks 0.2%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(a)(d)(e) 455,000 371,962

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 1.0%
Banks 0.4%
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(a)(d) 670,000 515,956
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(a) 930,000 787,301
1,303,257
GERMANY 0.8%
Pharmaceuticals 0.8%
Gruenenthal GmbH
4.13%, 5/15/2028(a) EUR 1,190,000 1,161,653
GHANA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Tullow Oil plc, 10.25%,
5/15/2026(a) 855,000 848,929
HONG KONG 0.7%
Marine 0.7%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(a) 900,000 915,030
5.50%, 8/1/2029(a) 185,000 163,262
1,078,292
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 453,456
ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical
Finance Netherlands II
BV
6.00%, 1/31/2025 EUR 300,000 321,232
3.75%, 5/9/2027 EUR 120,000 114,410
435,642
ITALY 1.8%
Banks 0.8%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(d) 1,260,000 1,200,181
Household Durables 0.4%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 615,132
Specialty Retail 0.6%
Shiba Bidco SpA , 4.50%,
10/31/2028(a) EUR 855,000 843,354
2,658,667
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG 0.7%
Biotechnology 0.7%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,027,000 973,617
MEXICO 2.1%
Airlines 0.8%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 1,210,000 1,222,100
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(a) 665,000 553,951
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(a)(f)(g) 440,606 332,506
Oil, Gas & Consumable Fuels 0.6%
Petroleos Mexicanos ,
6.70%, 2/16/2032 1,076,000 927,168
3,035,725
NETHERLANDS 1.8%
Banks 0.8%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e)(h) 1,510,000 1,189,125
Construction & Engineering 1.0%
Promontoria Holding 264
BV
6.38%, 3/1/2027(a) EUR 745,000 742,711
7.88%, 3/1/2027(a) 690,000 648,600
1,391,311
2,580,436
SINGAPORE 0.7%
Consumer Finance 0.7%
Avation Capital SA, 8.25%,
10/31/2026(a)(f) 1,224,298 1,002,178
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American Capital
plc, 4.75%, 3/16/2052(a) 580,000 529,823
SPAIN 0.2%
Biotechnology 0.2%
Grifols Escrow Issuer SA,
4.75%, 10/15/2028(a) 290,000 264,596
SWITZERLAND 1.2%
Capital Markets 0.5%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(d)(e) 675,000 668,452

30 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Consumer Finance 0.7%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a) 445,000 418,612
6.38%, 2/1/2030(a) 655,000 571,605
990,217
1,658,669
UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a)(h) 490,000 407,925
UNITED KINGDOM 1.6%
Banks 0.6%
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(d) 1,030,000 863,415
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(a) GBP 370,000 423,811
Oil, Gas & Consumable Fuels 0.7%
Harbour Energy plc,
5.50%, 10/15/2026(a) 1,000,000 970,000
2,257,226
UNITED STATES 23.9%
Aerospace & Defense 0.4%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 590,034
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 902,334
Airlines 0.9%
American Airlines, Inc.
5.50%, 4/20/2026(a) 225,000 223,032
5.75%, 4/20/2029(a) 190,000 183,079
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 821,084
1,227,195
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 740,527
Banks 0.7%
JPMorgan Chase & Co.,
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 230,000 231,041
Wells Fargo & Co., (SOFR
+ 1.50%), 3.35%,
3/2/2033(d) 745,000 676,909
907,950
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products 0.7%
Fortune Brands Home &
Security, Inc., 4.50%,
3/25/2052 185,000 157,368
MIWD Holdco II LLC,
5.50%, 2/1/2030(a) 65,000 56,225
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 1,035,000 863,040
1,076,633
Capital Markets 0.5%
Morgan Stanley, (SOFR
+ 2.62%), 5.30%,
4/20/2037(d) 715,000 715,133
Chemicals 0.3%
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(a) 505,000 445,127
Commercial Services & Supplies 0.6%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(a) EUR 480,000 434,217
4.63%, 6/1/2028(a) 225,000 197,438
6.00%, 6/1/2029(a)(h) 310,000 256,525
888,180
Communications Equipment 1.0%
Ciena Corp., 4.00%,
1/31/2030(a) 1,040,000 948,355
CommScope , Inc., 4.75%,
9/1/2029(a) 650,000 543,459
1,491,814
Construction & Engineering 0.8%
Artera Services LLC,
9.03%, 12/4/2025(a) 585,000 553,670
Dycom Industries, Inc.,
4.50%, 4/15/2029(a) 633,000 577,613
1,131,283
Consumer Finance 1.6%
Ford Motor Credit Co. LLC
2.33%, 11/25/2025 EUR 1,110,000 1,108,065
3.63%, 6/17/2031 1,500,000 1,246,875
2,354,940
Containers & Packaging 0.3%
Sealed Air Corp., 5.00%,
4/15/2029(a) 475,000 471,437
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 619,125
Electric Utilities 0.8%
NRG Energy, Inc., 3.88%,
2/15/2032(a) 815,000 680,317

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Vistra Operations Co. LLC,
4.38%, 5/1/2029(a) 490,000 444,665
1,124,982
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 610,000 536,718
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 3.38%,
7/15/2031(a) EUR 950,000 886,212
Energy Equipment & Services 0.4%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 654,030 634,409
Equity Real Estate Investment Trusts (REITs) 1.3%
HAT Holdings I LLC,
3.38%, 6/15/2026(a)(h) 586,000 538,258
Uniti Group LP, 6.00%,
1/15/2030(a) 1,550,000 1,292,615
1,830,873
Food Products 0.8%
Lamb Weston Holdings,
Inc.
4.13%, 1/31/2030(a) 615,000 548,814
4.38%, 1/31/2032(a) 615,000 549,355
1,098,169
Health Care Providers & Services 0.6%
Anthem, Inc., 4.55%,
5/15/2052 445,000 433,969
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 485,000 471,056
905,025
Hotels, Restaurants & Leisure 0.5%
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 310,748
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 445,662
756,410
Household Durables 0.2%
TopBuild Corp., 4.13%,
2/15/2032(a) 340,000 292,929
Insurance 1.2%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 1,070,000 1,126,011
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 534,299
1,660,310
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery 0.4%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 330,937
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 320,000 240,000
570,937
Media 1.0%
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 612,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 322,000 66,815
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(a)(h) 897,000 791,773
1,470,588
Metals & Mining 0.5%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 460,000 369,150
Novelis Corp., 3.88%,
8/15/2031(a) 205,000 175,788
TMS International Corp.,
6.25%, 4/15/2029(a) 194,000 168,780
713,718
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property
Trust, Inc., 3.75%,
12/31/2024(a) 140,000 134,723
Oil, Gas & Consumable Fuels 2.7%
Boardwalk Pipelines LP,
3.60%, 9/1/2032 185,000 163,521
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 725,000 692,999
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 1,698,000 1,602,233
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 847,770
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 569,184
3,875,707
Pharmaceuticals 0.4%
Organon & Co.
2.88%, 4/30/2028(a) EUR 315,000 299,068
4.13%, 4/30/2028(a) 225,000 209,317
508,385
Professional Services 0.6%
CoreLogic , Inc., 4.50%,
5/1/2028(a)(h) 945,000 837,298

32 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 509,912
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc., 4.15%,
4/15/2032(a) 460,000 426,985
Specialty Retail 0.8%
AutoNation, Inc., 3.85%,
3/1/2032 495,000 446,543
Penske Automotive Group,
Inc., 3.75%, 6/15/2029 930,000 793,113
1,239,656
Thrifts & Mortgage Finance 0.3%
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(a)(h) 485,000 402,390
Trading Companies & Distributors 0.3%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a) 455,000 400,459
34,378,507
Total Corporate Bonds
(cost $76,823,981) 68,014,467
Foreign Government Securities 1.1%
MEXICO 0.8%
United Mexican States
3.50%, 2/12/2034 560,000 473,223
4.28%, 8/14/2041 910,000 755,691
1,228,914
SERBIA 0.3%
Republic of Serbia, 2.05%,
9/23/2036 (a) EUR 600,000 409,696
Total Foreign Government Securities
(cost $2,150,727) 1,638,610
Common Stock 0.3%
Shares Value ($)
MEXICO 0.3%
Airlines 0.3%
Grupo Aeromexico SAB
de CV * 21,107 372,668
Total Common Stock
(cost $345,000) 372,668
Loan Participations 5.7%
Principal
Amount ($)
UNITED STATES 5.7%
Aerospace & Defense 0.3%
Propulsion (BC) Finco ,
Term Loan,, (SOFR +
4.00%), –%, 2/10/2029
(d) 420,000 417,639
Auto Components 0.2%
Autokiniton US Holdings,
Inc., 1st Lien Team Loan
B, (ICE LIBOR USD 3
Month + 4.50%), 5.00%,
4/6/2028 (d) 236,215 232,140
Commercial Services & Supplies 0.5%
MIP V Waste Holdings,
LLC, (ICE LIBOR USD 1
Month + 3.25%), 4.01%,
12/8/2028 (d) 768,750 763,945
Diversified Telecommunication Services 0.2%
Cincinnati Bell, Inc.,
Term Loan B2, (SOFR
+ 3.25%), 4.05%,
11/22/2028 (d) 274,313 272,683
Homefurnishing Retail 0.4%
Osmosis Buyer Ltd., Term
Loan, (ICE LIBOR USD
3 Month + 0.00%), –%,
7/31/2028 (d) 598,889 589,157
Hotels Restaurants & Leisure 1.6%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.01%,
2/28/2028 (d) 938,237 933,152
Scientific Games
International, Inc., Initial
Term Loan B, (SOFR
+ 3.00%), 3.57%,
4/14/2029 (d) 1,400,000 1,392,132
2,325,284
0
Industrial Services 0.2%
ASP LS Acquisition Corp.
1st Lien Team Loan,
(ICE LIBOR USD 3
Month + 4.50%), 5.25%,
5/7/2028 (d) 338,300 334,917

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 33
Loan Participations
Principal
Amount ($) Value ($)
Media 0.6%
Radiate Holdco, LLC,
1st Lien Term Loan B,
(ICE LIBOR USD 1
Month + 3.25%), 4.01%,
9/25/2026 (d) 832,913 820,719
Metal Fabrication/Hardware 0.5%
Grinding Media Inc.
( Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.80%, 10/12/2028 (d) 686,550 671,103
Oil & Gas Services 0.7%
ProFrac Holdings II, LLC,
1st Lien Term Loan,
(SOFR + 8.50%),
9.60%, 3/4/2025 (d) 1,025,000 1,004,500
Professional Services 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD
3 Month + 4.25%),
4.76%, 12/15/2028 (d) 277,305 272,799
Speciality Retail 0.3%
Petco Health & Wellness
Co., Inc., (ICE LIBOR
USD 3 Month + 3.25%),
4.26%, 3/3/2028 (d) 455,400 450,523
Total Loan Participations
(cost $8,200,814)
8,155,409
Convertible Bonds 1.5%
Airlines 0.8%
Air Canada, 4.00%,
7/1/2025 803,000 1,104,527
Hotels, Restaurants & Leisure 0.5%
DraftKings , Inc., 0.00%,
3/15/2028 ( i ) 1,019,000 677,125
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
5/15/2027 715,000 370,442
Total Convertible Bond
(cost  $2,550,208) 2,152,094
Convertible Preferred Stock 0.9%
Banks 0.9%
Wells Fargo & Co., 7.50%, 1,068 1,293,871
Total Convertible Preferred Stock
(cost  $1,533,999) 1,293,871
Repurchase Agreement 1.1%
Principal
Amount ($) Value ($)
CF Secured, LLC 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $1,579,342,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,610,928. (j)(k) 1,579,306 1,579,306
Total Repurchase
Agreement
(cost $1,579,306)
1,579,306
Total Investments
(cost $141,188,060) — 90.3% 129,671,646
Other assets in excess of liabilities — 9.7% 13,981,226
NET ASSETS — 100.0%
$ 143,652,872

34 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2022 was $95,485,509 which
represents 66.47% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note – for further information. The interest
rate shown was the current rate as of April 30, 2022.
(c) Security in default.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2022.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2022. The maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2022.
(h) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $1,509,393, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,579,306.
( i ) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,579,306.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar

Nationwide Amundi Strategic Income Fund - April 30, 2022 (Unaudited) - Statement of Investments - 35
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
38-V1 5.00 Quarterly 6/20/2027 4.61 USD 55,500,000 (3,096,511) 1,904,306 (1,192,205)
Markit CDX
North American
Investment Grade
Index Series
38-V1 1.00 Quarterly 6/20/2027 0.83 USD 30,000,000 (469,000) 202,115 (266,885)
(3,565,511) 2,106,421 (1,459,090)
As of April 30, 2022, the Fund had $3,397,417 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 89,525 USD 94,351 HSBC Bank, N.A. 5/23/2022 174
USD 9,013,461 EUR 8,297,032 HSBC Bank, N.A. 5/23/2022 253,021
USD 469,338 GBP 359,995 HSBC Bank, N.A. 5/23/2022 16,671
USD 300,975 MXN 6,139,182 HSBC Bank, N.A. 7/22/2022 4,854
Net unrealized appreciation 274,720
At April 30, 2022, the Fund had $260,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar

36 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 21 6/2022 USD 2,954,438 (286,338)
Total long contracts (286,338)
Short Contracts
Euro- Bobl (10) 6/2022 EUR (1,341,685) 63,285
Euro-Bund (23) 6/2022 EUR (3,726,685) 310,977
U.S. Treasury 2 Year Note (6) 6/2022 USD (1,264,875) 23,235
U.S. Treasury 5 Year Note (18) 6/2022 USD (2,028,094) 89,793
U.S. Treasury 10 Year Note (11) 6/2022 USD (1,310,719) 80,326
U.S. Treasury 10 Year Ultra Note (137) 6/2022 USD (17,673,000) 1,339,482
U.S. Treasury Ultra Bond (38) 6/2022 USD (6,096,625) 831,399
USD 10 Year Interest Rate Swap (27) 6/2022 USD (2,342,250) 195,856
Total short contracts 2,934,353
Net contracts 2,648,015
As of April 30, 2022, the Fund had $746,803 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - April 30, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks 98.0%
Shares Value ($)
AUSTRALIA 7.2%
Banks 0.7%
National Australia Bank Ltd. 50,000 1,138,019
Biotechnology 0.4%
CSL Ltd. 4,000 757,037
Capital Markets 0.4%
Macquarie Group Ltd. 5,000 716,508
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 60,000 997,986
Food & Staples Retailing 0.5%
Woolworths Group Ltd. 33,000 891,343
Health Care Providers & Services 0.5%
Sonic Healthcare Ltd. 35,000 897,594
Metals & Mining 3.5%
BHP Group Ltd. 115,000 3,865,783
Glencore plc * 150,000 924,623
Rio Tinto plc 20,000 1,418,637
6,209,043
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,034,712
12,642,242
BELGIUM 0.9%
Diversified Financial Services 0.5%
Sofina SA 2,700 829,459
Pharmaceuticals 0.4%
UCB SA 6,000 682,802
1,512,261
BRAZIL 0.6%
Chemicals 0.3%
Yara International ASA 12,000 610,299
Internet & Direct Marketing Retail 0.3%
MercadoLibre , Inc. * 500 486,815
1,097,114
CANADA 4.9%
Banks 0.9%
Canadian Imperial Bank of
Commerce 15,000 1,658,273
Chemicals 1.0%
Nutrien Ltd. 18,000 1,768,824
Diversified Telecommunication Services 0.9%
BCE, Inc. 30,000 1,594,987
Insurance 1.0%
Sun Life Financial, Inc. (a) 35,000 1,741,214
Oil, Gas & Consumable Fuels 1.1%
Suncor Energy, Inc. 50,000 1,797,376
8,560,674
CHINA 1.5%
Automobiles 0.4%
BYD Co. Ltd.
, Class H
23,000 675,755
Banks 0.4%
China Construction Bank
Corp.
, Class H
1,100,000 781,639
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 0.4%
Tencent Holdings Ltd. 15,000 703,581
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
ADR * 5,000 485,450
JD.com, Inc.
, Class A
* 833 25,965
511,415
2,672,390
DENMARK 2.9%
Air Freight & Logistics 0.4%
DSV A/S 4,000 653,389
Electric Utilities 0.4%
Orsted A/S Reg. S (b) 6,000 673,239
Marine 1.0%
AP Moller - Maersk A/S
, Class
B
600 1,721,612
Pharmaceuticals 1.1%
Novo Nordisk A/S
, Class B
17,000 1,944,323
4,992,563
FRANCE 12.1%
Auto Components 0.5%
Cie Generale des
Etablissements Michelin
SCA (a) 6,500 803,559
Banks 0.4%
BNP Paribas SA 15,000 769,293
Beverages 0.4%
Pernod Ricard SA 3,000 618,104
Chemicals 1.5%
Air Liquide SA 15,000 2,589,646
Construction & Engineering 0.7%
Bouygues SA 35,000 1,202,542
Food & Staples Retailing 0.5%
Carrefour SA 38,000 805,533
Insurance 0.8%
AXA SA 50,000 1,323,783
IT Services 0.9%
Capgemini SE 8,000 1,627,415
Oil, Gas & Consumable Fuels 1.1%
TotalEnergies SE 40,000 1,970,864
Personal Products 1.2%
L'Oreal SA 6,000 2,182,803
Pharmaceuticals 0.6%
Sanofi 10,000 1,052,510
Professional Services 0.7%
Teleperformance 3,200 1,144,132
Textiles, Apparel & Luxury Goods 2.8%
Hermes International 900 1,107,364
Kering SA 2,000 1,062,306

38 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis
Vuitton SE 4,500 2,879,531
5,049,201
21,139,385
GERMANY 5.6%
Air Freight & Logistics 0.8%
Deutsche Post AG
(Registered) 33,000 1,424,528
Automobiles 0.5%
Mercedes-Benz Group AG * 12,000 849,181
Chemicals 0.7%
BASF SE * 23,000 1,222,623
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 50,000 920,982
Industrial Conglomerates 0.5%
Siemens AG (Registered) 6,500 808,502
Insurance 0.5%
Allianz SE (Registered) 4,000 911,061
Multi-Utilities 0.4%
E.ON SE 75,000 786,046
Pharmaceuticals 1.2%
Bayer AG (Registered) * 15,000 988,690
Merck KGaA 6,000 1,112,673
2,101,363
Software 0.5%
SAP SE 8,000 825,144
9,849,430
HONG KONG 2.0%
Capital Markets 0.3%
Hong Kong Exchanges &
Clearing Ltd. 14,000 593,743
Industrial Conglomerates 0.5%
Jardine Matheson Holdings
Ltd. 15,000 792,680
Insurance 0.7%
AIA Group Ltd. 110,000 1,074,690
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 140,000 947,779
3,408,892
HUNGARY 0.6%
Banks 0.3%
OTP Bank Nyrt . * 20,000 590,435
Pharmaceuticals 0.3%
Richter Gedeon Nyrt . 26,000 516,785
1,107,220
INDIA 0.7%
IT Services 0.7%
Infosys Ltd., ADR 60,000 1,192,200
Common Stocks
Shares Value ($)
IRELAND 0.5%
Construction Materials 0.5%
CRH plc 20,000 793,355
ITALY 0.7%
Electric Utilities 0.7%
Enel SpA 200,000 1,292,612
JAPAN 17.8%
Auto Components 0.4%
Bridgestone Corp. 20,900 764,964
Automobiles 1.9%
Honda Motor Co. Ltd. 25,000 656,441
Suzuki Motor Corp. 20,000 599,892
Toyota Motor Corp. 60,000 1,022,397
Yamaha Motor Co. Ltd. 45,000 928,980
3,207,710
Banks 1.1%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,162,371
Sumitomo Mitsui Financial
Group, Inc. 25,000 752,589
1,914,960
Beverages 0.5%
Kirin Holdings Co. Ltd. 65,000 954,549
Chemicals 1.0%
Mitsui Chemicals, Inc. 35,000 799,730
Shin-Etsu Chemical Co. Ltd. 7,000 965,089
1,764,819
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 30,000 886,234
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 130,000 1,366,424
Electronic Equipment, Instruments & Components 0.7%
Murata Manufacturing Co.
Ltd. 20,000 1,197,413
Entertainment 0.5%
Nintendo Co. Ltd. 2,000 921,720
Health Care Equipment & Supplies 1.1%
Hoya Corp. 9,000 896,663
Olympus Corp. 55,000 974,178
1,870,841
Household Durables 1.4%
Panasonic Holdings Corp. 100,000 891,320
Sekisui Chemical Co. Ltd. 40,000 540,218
Sony Group Corp. 10,000 859,515
2,291,053
Industrial Conglomerates 0.5%
Hitachi Ltd. 20,000 931,328
IT Services 0.9%
Fujitsu Ltd. 7,000 989,638
NEC Corp. 15,000 581,564
1,571,202
Personal Products 0.5%
Kao Corp. 20,000 804,297
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 90,000 1,370,283

Nationwide Bailard International Equities Fund - April 30, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. 25,000 725,239
2,095,522
Professional Services 0.7%
Recruit Holdings Co. Ltd. 35,000 1,291,067
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 11,000 757,339
Tokyo Electron Ltd. 2,500 1,060,535
1,817,874
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. 40,000 919,123
Tobacco 0.2%
Japan Tobacco, Inc. 25,000 427,699
Trading Companies & Distributors 1.4%
ITOCHU Corp. 40,000 1,210,049
Marubeni Corp. 100,000 1,094,354
2,304,403
Wireless Telecommunication Services 0.9%
KDDI Corp. 27,000 895,198
SoftBank Corp. 63,000 732,111
1,627,309
30,930,511
NETHERLANDS 5.1%
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 50,000 1,477,006
IT Services 0.3%
Adyen NV Reg. S *(b) 300 501,737
Oil, Gas & Consumable Fuels 0.6%
Shell plc 40,000 1,082,645
Professional Services 1.4%
Randstad NV 22,000 1,163,337
Wolters Kluwer NV 13,000 1,314,953
2,478,290
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV
(Registered), NYRS 6,000 3,382,621
8,922,299
NORWAY 2.2%
Banks 0.8%
DNB Bank ASA (a) 70,000 1,366,464
Diversified Telecommunication Services 0.4%
Telenor ASA 50,000 705,503
Metals & Mining 1.0%
Norsk Hydro ASA 200,000 1,686,006
3,757,973
SINGAPORE 2.4%
Banks 1.8%
DBS Group Holdings Ltd. 65,000 1,574,376
Oversea-Chinese Banking
Corp. Ltd. 175,000 1,551,711
3,126,087
Common Stocks
Shares Value ($)
SINGAPORE
Semiconductors & Semiconductor Equipment 0.6%
STMicroelectronics NV 30,000 1,111,109
4,237,196
SOUTH AFRICA 1.1%
Metals & Mining 1.1%
Anglo American plc 45,000 1,996,898
SOUTH KOREA 1.3%
Banks 0.5%
KB Financial Group, Inc. 20,000 924,281
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 25,000 1,328,353
2,252,634
SPAIN 2.5%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 200,000 1,052,389
Diversified Telecommunication Services 0.9%
Telefonica SA (a) 300,000 1,459,767
Electric Utilities 0.6%
Iberdrola SA 91,500 1,045,454
Gas Utilities 0.4%
Naturgy Energy Group SA 25,000 749,033
4,306,643
SWITZERLAND 7.7%
Capital Markets 1.0%
UBS Group AG (Registered) 100,000 1,691,843
Chemicals 0.4%
Sika AG (Registered) 2,500 760,196
Food Products 1.3%
Nestle SA (Registered) 18,000 2,323,899
Health Care Equipment & Supplies 0.3%
Straumann Holding AG
(Registered) 5,000 589,585
Insurance 1.4%
Swiss Life Holding AG
(Registered) 2,500 1,458,729
Zurich Insurance Group AG 2,000 909,674
2,368,403
Pharmaceuticals 2.8%
Novartis AG (Registered) 20,000 1,769,349
Roche Holding AG 8,000 2,962,933
4,732,282
Technology Hardware, Storage & Peripherals 0.5%
Logitech International SA
(Registered) 14,000 907,177
13,373,385
TAIWAN 1.2%
Entertainment 0.2%
Sea Ltd., ADR * 3,500 289,660
Semiconductors & Semiconductor Equipment 1.0%
MediaTek , Inc. 18,000 493,215

40 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 15,000 1,393,950
1,887,165
2,176,825
UNITED KINGDOM 12.7%
Aerospace & Defense 1.1%
BAE Systems plc 200,000 1,862,906
Banks 1.1%
Barclays plc 570,000 1,041,516
HSBC Holdings plc 150,000 936,272
1,977,788
Beverages 1.5%
Diageo plc 55,000 2,725,530
Capital Markets 0.6%
3i Group plc 60,000 979,040
Electric Utilities 0.8%
SSE plc 60,000 1,397,642
Household Durables 0.3%
Persimmon plc 20,000 521,610
Household Products 0.7%
Reckitt Benckiser Group plc 15,000 1,170,175
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. 160,000 1,120,151
Insurance 0.3%
Phoenix Group Holdings plc 70,000 528,103
Interactive Media & Services 0.5%
Auto Trader Group plc Reg.
S (b) 100,000 790,256
Oil, Gas & Consumable Fuels 1.4%
BP plc 500,000 2,441,298
Personal Products 0.8%
Unilever plc 30,000 1,393,441
Pharmaceuticals 0.8%
AstraZeneca plc, ADR 20,000 1,328,000
Professional Services 1.5%
Intertek Group plc 12,000 747,856
RELX plc 68,000 2,030,848
2,778,704
Textiles, Apparel & Luxury Goods 0.7%
Burberry Group plc 60,000 1,179,890
22,194,534
UNITED STATES 3.8%
Automobiles 0.5%
Stellantis NV 65,000 868,776
Electrical Equipment 0.8%
Schneider Electric SE 10,000 1,424,240
IT Services 0.2%
Globant SA * 2,000 431,980
Pharmaceuticals 1.6%
GlaxoSmithKline plc 120,000 2,702,050
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 0.7%
Ferguson plc 10,000 1,261,135
6,688,181
Total Common Stocks
(cost $152,642,050) 171,097,417
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
VanEck Vietnam ETF 35,000 596,400
Total Exchange Traded Fund
(cost $622,056) 596,400
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.20%, (c)(d) 52,545 52,545
Total Short-Term Investment
(cost $52,545) 52,545
Repurchase Agreement 0.8%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $1,475,191,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,504,695.(d)(e) 1,475,158 1,475,158
Total Repurchase Agreement
(cost $1,475,158) 1,475,158
Total Investments
(cost $154,791,809)   — 99.1% 173,221,520
Other assets in excess of liabilities — 0.9% 1,490,706
NET ASSETS — 100.0%
$ 174,712,226

Nationwide Bailard International Equities Fund - April 30, 2022 (Unaudited) - Statement of Investments - 41
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April
30, 2022 was $3,224,846, which was collateralized by cash
used to purchase a money market fund and repurchase
agreements with a value of $52,545 and $1,475,158,
respectively, and by $1,987,269 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 6.25%, and maturity dates ranging from
6/30/2022 – 2/15/2052; a total value of $3,514,972.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$1,965,232 which represents 1.12% of net assets.
(c) Represents 7-day effective yield as of April 30, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $1,527,703.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds 34.0%
Principal
Amount ($) Value ($)
BRAZIL 3.4%
Chemicals 0.8%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 620,000 558,831
Energy Equipment & Services 0.3%
Guara Norte Sarl , 5.20%,
6/15/2034(a) 239,885 211,317
Internet & Direct Marketing Retail 0.2%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 164,500
Marine 0.5%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 200,000 161,202
MV24 Capital BV, Reg. S,
6.75%, 6/1/2034 180,614 171,159
332,361
Oil, Gas & Consumable Fuels 0.8%
Petrobras Global Finance
BV, 5.60%, 1/3/2031 540,000 530,010
Paper & Forest Products 0.8%
Suzano Austria GmbH
6.00%, 1/15/2029 200,000 202,176
5.00%, 1/15/2030 383,000 361,460
563,636
2,360,655
CHILE 0.3%
Construction & Engineering 0.3%
ATP Tower Holdings LLC,
4.05%, 4/27/2026(a) 210,000 189,000
CHINA 1.2%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 698,040
Real Estate Management & Development 0.2%
Times China Holdings Ltd.,
Reg. S, 6.75%, 7/8/2025 200,000 91,000
Zhenro Properties Group
Ltd., Reg. S, 7.10%,
9/10/2024(b) 254,000 22,860
113,860
811,900
COLOMBIA 1.5%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 372,526
Oil, Gas & Consumable Fuels 0.9%
Ecopetrol SA, 4.13%,
1/16/2025 200,000 193,502
Corporate Bonds
Principal
Amount ($) Value ($)
COLOMBIA
Oil, Gas & Consumable Fuels
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 390,004
583,506
956,032
DOMINICAN REPUBLIC 0.3%
Electric Utilities 0.3%
AES Andres BV, 5.70%,
5/4/2028(a) 211,000 193,530
ECUADOR 0.5%
Construction & Engineering 0.5%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 352,799 368,675
GEORGIA 1.7%
Banks 0.5%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 351,000 348,985
Capital Markets 0.4%
Georgia Capital JSC,
6.13%, 3/9/2024(a) 243,000 233,887
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 340,000
Wireless Telecommunication Services 0.3%
Silknet JSC, 8.38%,
1/31/2027(a) 200,000 194,500
1,117,372
GUATEMALA 0.6%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(c) 164,000 155,800
Wireless Telecommunication Services 0.4%
CT Trust, 5.13%,
2/3/2032(a) 249,000 231,968
387,768
INDIA 1.5%
Diversified Financial Services 0.4%
REC Ltd., Reg. S, 4.63%,
3/22/2028 293,000 289,454
Electric Utilities 1.1%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 481,000 412,569
Greenko Power II Ltd.,
4.30%, 12/13/2028(a) 200,000 176,000

Nationwide Emerging Markets Debt Fund - April 30, 2022 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
INDIA
Electric Utilities
India Green Power
Holdings, 4.00%,
2/22/2027(a) 220,000 190,476
779,045
1,068,499
INDONESIA 2.1%
Banks 0.5%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 337,387
Diversified Telecommunication Services 0.5%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 335,281
Electric Utilities 0.4%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 264,602
Oil, Gas & Consumable Fuels 0.7%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 456,620
1,393,890
ISRAEL 1.7%
Oil, Gas & Consumable Fuels 0.4%
Energean Israel Finance
Ltd., Reg. S, 4.88%,
3/30/2026(a) 297,000 275,319
Pharmaceuticals 1.3%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 856,000 856,000
1,131,319
KAZAKHSTAN 1.5%
Banks 0.5%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(a) KZT 223,000,000 352,143
Oil, Gas & Consumable Fuels 1.0%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 312,675
Tengizchevroil Finance Co.
International Ltd., Reg.
S, 4.00%, 8/15/2026 420,000 380,255
692,930
1,045,073
Corporate Bonds
Principal
Amount ($) Value ($)
KUWAIT 0.6%
Chemicals 0.6%
MEGlobal Canada
ULC, Reg. S, 5.00%,
5/18/2025 420,000 427,615
MEXICO 6.2%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.12%,
1/18/2033(c) 420,000 393,225
Construction Materials 0.5%
Cemex SAB de CV
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.53%), 5.12%,
6/08/2026(a)(c)(d) 200,000 182,682
Reg. S, 3.88%,
7/11/2031 200,000 169,642
352,324
Consumer Finance 0.2%
Unifin Financiera SAB de
CV, 9.88%, 1/28/2029(a) 227,000 140,173
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 373,129
Hotels, Restaurants & Leisure 0.3%
Alsea SAB de CV, 7.75%,
12/14/2026(a) 200,000 200,702
Oil, Gas & Consumable Fuels 3.5%
Petroleos Mexicanos
Reg. S, 7.19%,
9/12/2024 MXN 11,891,200 541,343
6.75%, 9/21/2047 965,000 697,309
6.35%, 2/12/2048 1,012,000 709,817
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 415,585
2,364,054
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 361,260
4,184,867
MOROCCO 0.5%
Chemicals 0.3%
OCP SA, Reg. S, 3.75%,
6/23/2031 200,000 169,111

44 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
MOROCCO
Specialty Retail 0.2%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 176,000 171,160
340,271
NIGERIA 2.3%
Banks 1.2%
BOI Finance BV, 7.50%,
2/16/2027(a) EUR 394,000 407,338
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 399,960
807,298
Construction & Engineering 0.3%
IHS Netherlands Holdco
BV, Reg. S, 8.00%,
9/18/2027 200,000 200,780
Diversified Telecommunication Services 0.8%
IHS Holding Ltd., 5.63%,
11/29/2026(a) 600,000 570,000
1,578,078
OMAN 0.3%
Wireless Telecommunication Services 0.3%
Oztel Holdings SPC
Ltd., Reg. S, 6.63%,
4/24/2028 200,000 207,218
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 264,605
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 189,725 184,033
448,638
PERU 1.0%
Electric Utilities 0.3%
Consorcio Transmantaro
SA, 5.20%, 4/11/2038(a) 200,000 186,300
Oil, Gas & Consumable Fuels 0.2%
Petroleos del Peru SA,
5.63%, 6/19/2047(a) 200,000 145,300
Specialty Retail 0.5%
InRetail Consumer, 3.25%,
3/22/2028(a) 360,000 317,700
649,300
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(c)(d) 200,000 4,000
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 1.2%
Oil, Gas & Consumable Fuels 0.8%
Saudi Arabian Oil
Co., Reg. S, 4.38%,
4/16/2049 611,000 577,515
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 293,674
871,189
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 376,730
SOUTH AFRICA 1.1%
Diversified Telecommunication Services 0.8%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(a) 565,000 539,575
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 190,760
730,335
TANZANIA, UNITED REPUBLIC OF 0.4%
Construction & Engineering 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 269,724
TUNISIA 1.1%
Diversified Financial Services 1.1%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 542,970
Reg. S, 5.63%,
2/17/2024 EUR 329,000 238,415
781,385
UKRAINE 0.2%
Electric Utilities 0.2%
NPC Ukrenergo , 6.88%,
11/9/2026(a) 466,000 153,780
UNITED ARAB EMIRATES 1.3%
Diversified Financial Services 0.6%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 375,550
Oil, Gas & Consumable Fuels 0.7%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.16%, 3/31/2034 545,768 479,865
855,415

Nationwide Emerging Markets Debt Fund - April 30, 2022 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(b) 560,000 34,300
ZAMBIA 0.3%
Metals & Mining 0.3%
First Quantum Minerals
Ltd., Reg. S, 6.88%,
10/15/2027 200,000 201,000
Total Corporate Bonds
(cost $26,036,250) 23,137,558
Foreign Government Securities 56.9%
ANGOLA 1.3%
Republic of Angola
Reg. S, 8.25%, 5/9/2028 301,000 288,779
Reg. S, 9.38%, 5/8/2048 638,000 574,583
863,362
ARGENTINA 1.4%
Argentine Republic
1.00%, 7/9/2029 154,204 49,422
0.50%, 7/9/2030 (e) 1,431,391 449,471
2.00%, 1/9/2038 (e) 306,800 110,157
1.13%, 7/9/2046 (e) 1,181,130 342,351
951,401
ARMENIA 1.6%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 705,000 689,137
3.95%, 9/26/2029 (a) 470,000 373,650
1,062,787
BAHAMAS 0.7%
Commonwealth of the
Bahamas, 6.00%,
11/21/2028 (a) 680,000 491,056
BAHRAIN 0.8%
Kingdom of Bahrain
Reg. S, 7.00%,
1/26/2026 330,000 351,351
Reg. S, 5.63%,
5/18/2034 200,000 180,000
531,351
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 75,100 71,815
BELARUS 0.1%
Republic of Belarus,
5.88%, 2/24/2026 (a) 650,000 78,000
BENIN 1.0%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 634,000 573,549
Foreign Government Securities
Principal
Amount ($) Value ($)
BENIN
Benin Government Bond
6.88%, 1/19/2052 (a) EUR 100,000 86,604
660,153
BRAZIL 5.4%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,561,797
10.00%, 1/1/2031 6,431,000 1,152,812
3,714,609
CAMEROON 0.9%
Republic of Cameroon,
5.95%, 7/7/2032 (a) EUR 721,000 637,885
CHILE 2.7%
Bonos de la Tesoreria de
la Republica en pesos
Reg. S, 4.70%, 9/1/2030
(a) CLP 1,250,000,000 1,286,143
Reg. S, 2.80%,
10/1/2033 (a) 355,000,000 292,706
5.00%, 3/1/2035 285,000,000 290,751
1,869,600
COLOMBIA 1.4%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 166,645
7.00%, 3/26/2031 3,876,500,000 793,468
960,113
CZECH REPUBLIC 0.2%
Czech Republic, 1.50%,
4/24/2040 CZK 5,090,000 142,329
DOMINICAN REPUBLIC 1.5%
Dominican Republic
Government Bond
Reg. S, 5.95%,
1/25/2027 544,000 544,935
5.50%, 2/22/2029 (a) 305,000 285,022
5.30%, 1/21/2041 (a) 211,000 166,376
996,333
ECUADOR 0.6%
Republic of Ecuador, Reg.
S, 5.00%, 7/31/2030 (e) 466,000 377,603
EGYPT 2.7%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 559,380
Reg. S, 7.50%,
1/31/2027 226,000 200,166
7.60%, 3/1/2029 (a) 489,000 415,161
5.63%, 4/16/2030 (a) EUR 513,000 395,772
Reg. S, 8.88%,
5/29/2050 350,000 257,250
1,827,729
EL SALVADOR 0.2%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 309,000 146,726

46 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
GHANA 0.9%
Republic of Ghana
Reg. S, 6.38%,
2/11/2027 267,000 180,433
7.75%, 4/7/2029 (a) 291,000 184,058
Reg. S, 7.63%,
5/16/2029 200,000 125,778
8.63%, 6/16/2049 (a) 267,000 153,525
643,794
HUNGARY 1.0%
Hungary Government
Bond
1.50%, 4/22/2026 HUF 48,340,000 109,015
1.50%, 8/26/2026 262,540,000 581,272
690,287
INDONESIA 3.0%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 408,305
7.00%, 9/15/2030 12,516,000,000 859,854
6.50%, 2/15/2031 12,205,000,000 811,590
2,079,749
IRAQ 1.0%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 260,000 259,792
Reg. S, 5.80%,
1/15/2028 405,750 391,654
651,446
IVORY COAST 1.1%
Republic of Cote d'Ivoire
Reg. S, 4.88%,
1/30/2032 EUR 224,000 198,145
4.88%, 1/30/2032 (a) 120,000 106,149
Reg. S, 6.88%,
10/17/2040 250,000 222,042
Reg. S, 6.63%,
3/22/2048 270,000 226,861
753,197
JORDAN 0.4%
Hashemite Kingdom of
Jordan, Reg. S, 7.38%,
10/10/2047 283,000 246,363
MALAYSIA 1.7%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 2,314,000 532,033
3.90%, 11/30/2026 2,743,000 629,532
1,161,565
MEXICO 0.7%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 2,472,200 108,135
7.75%, 5/29/2031 7,523,800 338,043
446,178
MOROCCO 0.4%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 341,000 278,005
Foreign Government Securities
Principal
Amount ($) Value ($)
NIGERIA 0.7%
Federal Republic of
Nigeria
8.38%, 3/24/2029 (a) 268,000 249,685
7.14%, 2/23/2030 (a) 297,000 253,564
503,249
PAKISTAN 1.1%
Islamic Republic of
Pakistan
Reg. S, 6.88%,
12/5/2027 348,000 284,007
7.38%, 4/8/2031 (a) 246,000 188,569
Reg. S, 7.38%, 4/8/2031 200,000 153,308
8.88%, 4/8/2051 (a) 200,000 143,500
769,384
PERU 0.9%
Republic of Peru, Reg. S,
6.90%, 8/12/2037 PEN 2,542,000 585,953
QATAR 3.0%
State of Qatar
Reg. S, 4.00%,
3/14/2029 669,000 685,729
Reg. S, 4.82%,
3/14/2049 694,000 745,238
Reg. S, 4.40%,
4/16/2050 592,000 599,485
2,030,452
ROMANIA 0.6%
Romania Government
Bond
Reg. S, 2.63%,
12/2/2040 EUR 268,000 187,425
Reg. S, 2.75%,
4/14/2041 320,000 225,804
413,229
RUSSIA 0.0%
†
Russian Federation
7.75%, 9/16/2026 ∞ RUB 65,161,000 0
6.90%, 5/23/2029 ∞ 60,921,000 0
0
RWANDA 1.0%
Republic of Rwanda,
5.50%, 8/9/2031 (a) 778,000 689,503
SAUDI ARABIA 1.5%
Kingdom of Saudi Arabia
Reg. S, 2.25%, 2/2/2033 324,000 280,945
Reg. S, 4.63%,
10/4/2047 270,000 263,532
Reg. S, 3.75%,
1/21/2055 557,000 486,102
1,030,579
SERBIA 0.9%
Republic of Serbia
Reg. S, 1.00%,
9/23/2028 EUR 125,000 100,451
1.50%, 6/26/2029 (a) 358,000 288,919

Nationwide Emerging Markets Debt Fund - April 30, 2022 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
SERBIA
Republic of Serbia
1.65%, 3/3/2033 (a) EUR 300,000 215,916
605,286
SOUTH AFRICA 5.5%
Republic of South Africa
8.25%, 3/31/2032 ZAR 27,346,000 1,507,342
9.00%, 1/31/2040 38,625,300 2,067,435
6.50%, 2/28/2041 4,332,500 176,976
3,751,753
THAILAND 2.6%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (f) THB 43,485,587 1,301,765
3.30%, 6/17/2038 5,590,000 157,509
2.00%, 6/17/2042 14,593,000 313,153
1,772,427
TURKEY 0.4%
Republic of Turkey, 6.13%,
10/24/2028 330,000 294,285
UKRAINE 0.4%
Ukraine Government
Bond, Reg. S, 7.75%,
9/1/2023 700,000 282,187
UNITED ARAB EMIRATES 0.5%
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 338,775
URUGUAY 2.9%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 324,084
4.38%, 12/15/2028 (f) 57,068,404 1,638,882
1,962,966
UZBEKISTAN 1.5%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 281,851
3.70%, 11/25/2030 (a) 325,000 264,875
Reg. S, 3.70%,
11/25/2030 200,000 163,000
3.90%, 10/19/2031 (a) 400,000 325,520
1,035,246
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (b) 445,000 35,822
Foreign Government Securities
Principal
Amount ($) Value ($)
ZAMBIA 0.5%
Republic of Zambia, Reg.
S, 8.97%, 7/30/2027 (b) 499,000 370,233
Total Foreign Government Securities
(cost $47,395,120) 38,804,765
Total Investments
(cost $73,431,370) — 90.9% 61,942,323
Other assets in excess of liabilities — 9.1% 6,209,454
NET ASSETS — 100.0%
$ 68,151,777
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2022 was $20,172,708 which
represents 29.60% of net assets.
(b) Security in default.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2022.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2022. The maturity date reflects the next call date.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2022.
(f) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo

48 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
ZAR South Africa Rand
Forward Foreign Currency Contracts outstanding as of April 30, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CZK 62,709,057 USD 2,642,697 JPMorgan Chase Bank 6/15/2022 31,595
INR 110,740,000 USD 1,420,880 Credit Agricole Securities USA,
Inc.
**
6/15/2022 21,070
MXN 47,215,000 USD 2,169,656 JPMorgan Chase Bank 6/15/2022 124,291
USD 611,288 BRL 2,951,000 Deutsche Bank Securities, Inc.
**
6/15/2022 22,659
USD 923,968 CLP 763,373,000 Deutsche Bank Securities, Inc.
**
6/15/2022 36,793
USD 109,221 COP 418,516,000 Barclays Bank plc
**
6/15/2022 4,266
USD 5,975,263 EUR 5,463,711 Credit Agricole Securities USA,
Inc. 6/15/2022 199,375
USD 108,201 EUR 98,000 Deutsche Bank Securities, Inc. 6/15/2022 4,601
USD 1,589,555 PEN 5,978,000 Deutsche Bank Securities, Inc.
**
6/15/2022 40,322
USD 653,093 RON 3,053,000 Credit Agricole Securities USA,
Inc. 6/15/2022 6,202
USD 304,654 THB 10,114,000 Credit Agricole Securities USA,
Inc. 6/15/2022 9,154
USD 2,663,888 ZAR 41,322,912 Credit Agricole Securities USA,
Inc. 6/15/2022 60,138
USD 326,727 HUF 115,000,000 Credit Agricole Securities USA,
Inc. 6/16/2022 7,964
Total unrealized appreciation 568,430
USD 1,448,746 MXN 31,091,000 Credit Agricole Securities USA,
Inc. 6/6/2022 (64,571)
CZK 4,500,000 USD 199,594 Credit Agricole Securities USA,
Inc. 6/8/2022 (7,523)
CNY 6,817,000 USD 1,071,801 Credit Agricole Securities USA,
Inc.
**
6/15/2022 (38,264)
EUR 575,000 USD 637,611 Credit Agricole Securities USA,
Inc. 6/15/2022 (29,758)
HUF 176,524,000 USD 498,926 Credit Agricole Securities USA,
Inc. 6/15/2022 (9,559)
IDR 1,657,915,000 USD 114,522 Barclays Bank plc
**
6/15/2022 (471)
MYR 2,058,000 USD 491,322 Barclays Bank plc
**
6/15/2022 (18,926)
USD 941,774 BRL 4,928,000 JPMorgan Chase Bank
**
6/15/2022 (41,203)
USD 531,678 COP 2,126,950,000 Royal Bank of Canada
**
6/15/2022 (1,712)
USD 754,369 INR 58,103,000 Barclays Bank plc
**
6/15/2022 (2,193)
USD 429,368 PLN 1,952,000 Credit Agricole Securities USA,
Inc. 6/15/2022 (8,487)
ZAR 10,627,000 USD 694,040 Barclays Bank plc 6/15/2022 (24,434)
Total unrealized depreciation (247,101)
Net unrealized appreciation 321,329
** Non-deliverable forward.
Currency:
BRL Brazilian real
CLP Chilean peso
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
MYR Malaysian ringgit
PEN Peruvian nuevo sol
PLN Polish zloty
RON Romanian Leu
THB Thai baht
USD United States dollar
ZAR South African rand
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - April 30, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks 99.1%
Shares Value ($)
AUSTRIA 0.7%
Banks 0.7%
Erste Group Bank AG 12,445 384,445
BELGIUM 0.7%
Banks 0.7%
KBC Group NV 5,011 341,305
CANADA 2.1%
Road & Rail 2.1%
Canadian Pacific Railway Ltd. 15,303 1,120,486
CHINA 3.7%
Automobiles 0.6%
Li Auto, Inc., ADR * 14,824 332,502
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 0.7%
Ping An Insurance Group Co.
of China Ltd.
, Class H
53,000 340,838
Interactive Media & Services 1.3%
Tencent Holdings Ltd. 14,500 680,129
Internet & Direct Marketing Retail 0.0%
†
JD.com, Inc.
, Class A
* 566 17,642
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV 3,442 588,238
1,959,349
DENMARK 1.1%
Biotechnology 1.1%
Genmab A/S * 1,676 591,214
FINLAND 0.9%
Machinery 0.9%
Metso Outotec OYJ 57,121 483,345
FRANCE 6.6%
Auto Components 1.2%
Cie Generale des
Etablissements Michelin
SCA (a) 5,038 622,820
Banks 1.3%
Societe Generale SA 28,081 667,182
Entertainment 1.2%
Ubisoft Entertainment SA * 13,376 603,942
Food Products 0.9%
Danone SA 7,966 478,896
Insurance 2.0%
AXA SA 40,077 1,061,064
3,433,904
GERMANY 1.1%
Machinery 1.1%
Knorr- Bremse AG 8,281 596,677
INDIA 1.2%
Banks 1.2%
Axis Bank Ltd., GDR Reg. S * 14,026 654,279
Common Stocks
Shares Value ($)
INDONESIA 1.2%
Banks 1.2%
Bank Mandiri Persero Tbk . PT 1,039,000 640,198
ITALY 1.0%
Electrical Equipment 1.0%
Prysmian SpA 16,642 539,546
JAPAN 5.6%
Diversified Telecommunication Services 0.7%
Nippon Telegraph &
Telephone Corp. 12,800 378,127
Entertainment 0.8%
Nintendo Co. Ltd. 900 414,774
Household Durables 2.0%
Sony Group Corp. 12,200 1,048,607
Professional Services 0.9%
TechnoPro Holdings, Inc. 18,114 453,393
Wireless Telecommunication Services 1.2%
SoftBank Group Corp. 15,500 625,752
2,920,653
NETHERLANDS 0.9%
Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV 18,852 494,562
NORWAY 2.9%
Oil, Gas & Consumable Fuels 2.9%
Equinor ASA 45,115 1,537,418
SWITZERLAND 0.9%
Health Care Equipment & Supplies 0.9%
Alcon, Inc. 6,549 464,650
UNITED KINGDOM 12.0%
Capital Markets 2.3%
London Stock Exchange
Group plc 11,963 1,187,050
Chemicals 2.5%
Linde plc 4,206 1,312,104
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 16,498 602,412
Personal Products 1.4%
Unilever plc 15,928 742,100
Pharmaceuticals 2.3%
AstraZeneca plc 9,124 1,212,049
Software 1.3%
Sage Group plc (The) 72,193 664,261
Trading Companies & Distributors 1.0%
Ashtead Group plc 10,209 527,823
6,247,799
UNITED STATES 56.5%
Auto Components 1.6%
Aptiv plc * 8,010 852,264
Automobiles 0.3%
Rivian Automotive, Inc.
, Class
A
*(a) 4,800 145,152

50 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks 1.5%
Wells Fargo & Co. 18,292 798,080
Biotechnology 4.1%
AbbVie, Inc. 6,696 983,508
Mirati Therapeutics, Inc. * 1,999 123,518
Vertex Pharmaceuticals, Inc. * 3,600 983,593
2,090,619
Capital Markets 1.9%
Ameriprise Financial, Inc. 3,810 1,011,517
Chemicals 1.5%
Ecolab, Inc. 4,714 798,269
Commercial Services & Supplies 2.1%
Montrose Environmental
Group, Inc. * 14,279 647,838
MSA Safety, Inc. 3,661 441,846
1,089,684
Consumer Finance 0.7%
SLM Corp. 22,928 383,585
Electrical Equipment 0.3%
Shoals Technologies Group,
Inc.
, Class A
* 16,725 166,916
Entertainment 1.2%
Electronic Arts, Inc. 5,324 628,498
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 1,510 802,897
Health Care Equipment & Supplies 0.8%
Medtronic plc 4,100 427,876
Health Care Providers & Services 3.6%
Laboratory Corp. of America
Holdings * 1,800 432,504
UnitedHealth Group, Inc. 2,838 1,443,265
1,875,769
Hotels, Restaurants & Leisure 1.1%
Sweetgreen , Inc.
, Class A
*(a) 20,628 556,956
Household Products 1.4%
Procter & Gamble Co. (The) 4,672 750,090
Insurance 1.6%
Marsh & McLennan Cos., Inc. 5,161 834,534
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc. * 464 1,153,332
IT Services 7.2%
Akamai Technologies, Inc. * 14,123 1,585,731
Fidelity National Information
Services, Inc. 3,629 359,815
Okta , Inc. * 1,932 230,507
Snowflake, Inc.
, Class A
* 2,317 397,226
Visa, Inc.
, Class A
(a) 5,405 1,151,968
3,725,247
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc.
,
Class A
* 1,328 680,016
Machinery 1.6%
Ingersoll Rand, Inc. 18,739 823,766
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 1.9%
Hess Corp. 9,622 991,740
Pharmaceuticals 1.6%
Eli Lilly & Co. 2,896 846,008
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices,
Inc. * 6,336 541,855
Micron Technology, Inc. 8,771 598,094
Universal Display Corp. 5,052 645,292
1,785,241
Software 9.3%
Cadence Design Systems,
Inc. * 4,144 625,122
Microsoft Corp. 7,911 2,195,462
Salesforce, Inc. * 2,811 494,567
Splunk , Inc. *(a) 4,521 551,652
VMware, Inc.
, Class A
9,023 974,845
4,841,648
Specialty Retail 1.8%
TJX Cos., Inc. (The) 15,467 947,818
Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp. * 9,535 506,022
29,513,544
Total Common Stocks
(cost $41,730,137) 51,923,374
Repurchase Agreement 1.7%
Principal
Amount ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $875,243,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$892,748.(b)(c) 875,223 875,223
Total Repurchase Agreement
(cost $875,223) 875,223
Total Investments
(cost $42,605,360)   — 100.8% 52,798,597
Liabilities in excess of other assets
— (0.8)% (432,348)
NET ASSETS — 100.0%
$ 52,366,249

Nationwide Global Sustainable Equity Fund - April 30, 2022 (Unaudited) - Statement of Investments - 51
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $1,973,105, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$875,223 and by $1,217,719 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.00%, and maturity dates ranging from 5/12/2022 –
2/15/2052, a total value of $2,092,942.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $875,223.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 96.9%
Shares Value ($)
AUSTRALIA 5.8%
Chemicals 0.3%
Nufarm Ltd. 391,932 1,758,114
Containers & Packaging 0.5%
Orora Ltd. 1,178,335 3,285,006
Distributors 0.1%
Bapcor Ltd. 168,971 799,791
Equity Real Estate Investment Trusts (REITs) 1.4%
Charter Hall Group 507,417 5,377,988
Vicinity Centres 2,333,513 3,041,867
8,419,855
Food & Staples Retailing 0.3%
GrainCorp Ltd.
, Class A
61,508 445,362
Metcash Ltd. 410,710 1,376,528
1,821,890
Food Products 0.3%
Elders Ltd. 119,132 1,197,564
Tassal Group Ltd. 154,763 411,072
1,608,636
Hotels, Restaurants & Leisure 0.1%
Flight Centre Travel Group
Ltd. * 42,273 658,260
Internet & Direct Marketing Retail 0.1%
Temple & Webster Group Ltd.
*(a) 78,767 319,523
IT Services 0.3%
Tyro Payments Ltd. *(a) 1,837,479 1,559,671
Metals & Mining 1.3%
Bellevue Gold Ltd. * 1,286,468 866,863
IGO Ltd. 279,085 2,572,144
Mineral Resources Ltd. 54,400 2,215,836
Pilbara Minerals Ltd. * 1,161,148 2,236,051
7,890,894
Oil, Gas & Consumable Fuels 0.3%
Whitehaven Coal Ltd. 483,936 1,663,140
Real Estate Management & Development 0.2%
Lifestyle Communities Ltd. 118,741 1,241,011
Software 0.1%
SiteMinder Ltd. * 237,704 780,412
Specialty Retail 0.2%
Lovisa Holdings Ltd. 55,537 632,514
Nick Scali Ltd. (a) 91,649 651,035
1,283,549
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd. 127,967 1,779,956
34,869,708
AUSTRIA 2.7%
Banks 1.3%
Addiko Bank AG 176,296 2,012,662
BAWAG Group AG Reg. S
*(b) 123,131 5,839,891
7,852,553
Construction Materials 0.2%
Wienerberger AG 36,115 1,009,563
Common Stocks
Shares Value ($)
AUSTRIA
Electronic Equipment, Instruments & Components 0.5%
AT&S Austria Technologie &
Systemtechnik AG 62,470 3,201,291
Machinery 0.7%
ANDRITZ AG 98,610 4,182,951
16,246,358
BELGIUM 0.7%
Air Freight & Logistics 0.0%
†
bpost SA *(a) 42,293 256,370
Banks 0.7%
KBC Ancora 99,651 4,002,898
4,259,268
BRAZIL 2.9%
IT Services 0.4%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,617,800 2,346,226
Road & Rail 0.6%
Rumo SA 1,040,700 3,445,880
Software 0.9%
TOTVS SA * 893,300 5,776,515
Water Utilities 0.4%
Cia de Saneamento Basico
do Estado de Sao Paulo * 241,900 2,178,786
Wireless Telecommunication Services 0.6%
TIM SA * 1,299,400 3,542,898
17,290,305
BURKINA FASO 0.2%
Metals & Mining 0.2%
Endeavour Mining plc (a) 46,100 1,128,233
CANADA 4.6%
Chemicals 0.5%
EcoSynthetix , Inc. *(a) 578,898 2,802,900
Entertainment 0.3%
Boat Rocker Media, Inc. * 626,178 1,949,723
Equity Real Estate Investment Trusts (REITs) 0.9%
Boardwalk REIT 138,061 6,058,070
IT Services 0.9%
Nuvei Corp. Reg. S *(b) 93,506 5,227,920
Metals & Mining 0.2%
Stelco Holdings, Inc. 39,200 1,430,808
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. 86,029 1,676,851
Real Estate Management & Development 0.6%
Colliers International Group,
Inc. 30,200 3,334,659
Software 0.9%
Lightspeed Commerce, Inc. * 247,016 5,520,644
28,001,575

Nationwide International Small Cap Fund - April 30, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
CHINA 1.9%
Auto Components 0.2%
Minth Group Ltd. 511,677 1,206,570
Automobiles 0.1%
Niu Technologies, ADR * 74,856 714,875
Biotechnology 0.0%
†
Gracell Biotechnologies, Inc.,
ADR *(a) 68,825 154,856
Gas Utilities 0.5%
Beijing Enterprises Holdings
Ltd. 799,500 2,701,729
Independent Power and Renewable Electricity Producers
0.2%
China Datang Corp.
Renewable Power Co. Ltd.
,
Class H
3,759,000 1,430,072
Machinery 0.4%
Airtac International Group 60,832 1,652,605
Estun Automation Co. Ltd.
,
Class A
170,800 378,871
Precision Tsugami China
Corp. Ltd. Reg. S 232,011 260,989
2,292,465
Pharmaceuticals 0.1%
Hutchmed China Ltd., ADR * 37,359 563,747
Real Estate Management & Development 0.3%
CIFI Holdings Group Co. Ltd. 3,306,000 1,593,756
Software 0.1%
Kingdee International
Software Group Co. Ltd. * 324,000 659,659
11,317,729
DENMARK 1.3%
Beverages 0.3%
Royal Unibrew A/S 19,092 1,632,889
Biotechnology 0.6%
Ascendis Pharma A/S, ADR * 31,480 2,873,179
Zealand Pharma A/S * 51,987 579,888
3,453,067
Software 0.4%
Netcompany Group A/S Reg.
S *(b) 46,800 2,608,452
7,694,408
EGYPT 0.3%
Oil, Gas & Consumable Fuels 0.3%
Energean plc * 103,775 1,538,104
FINLAND 0.9%
Chemicals 0.3%
Kemira OYJ (a) 162,520 2,114,263
Machinery 0.6%
Cargotec OYJ
, Class B
(a) 67,566 2,341,632
Wartsila OYJ Abp 111,580 890,785
3,232,417
5,346,680
Common Stocks
Shares Value ($)
FRANCE 3.5%
Capital Markets 0.5%
Rothschild & Co. 76,283 2,979,030
Construction Materials 0.2%
Imerys SA 15,472 605,845
Vicat SA 27,831 832,125
1,437,970
Gas Utilities 0.3%
Rubis SCA 68,142 1,811,824
Household Durables 0.3%
Kaufman & Broad SA 60,838 1,855,012
Media 0.9%
JCDecaux SA * 257,310 5,416,676
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 6,631 788,054
Road & Rail 0.4%
ALD SA Reg. S (b) 169,740 2,309,068
Semiconductors & Semiconductor Equipment 0.4%
SOITEC * 12,461 2,231,287
Specialty Retail 0.4%
Maisons du Monde SA Reg.
S (b) 143,942 2,457,161
21,286,082
GERMANY 3.6%
Aerospace & Defense 1.4%
Hensoldt AG 200,261 5,603,065
Rheinmetall AG 15,488 3,500,801
9,103,866
Chemicals 0.3%
Wacker Chemie AG 11,740 1,893,489
Electronic Equipment, Instruments & Components 0.8%
Jenoptik AG 182,730 5,169,051
Life Sciences Tools & Services 0.2%
Evotec SE * 37,979 922,446
Metals & Mining 0.5%
Aurubis AG 24,180 2,781,328
Professional Services 0.4%
Bertrandt AG 46,549 2,177,033
22,047,213
GREECE 0.9%
Diversified Telecommunication Services 0.9%
Hellenic Telecommunications
Organization SA 289,108 5,489,907
HONG KONG 1.8%
Banks 0.9%
Dah Sing Financial Holdings
Ltd. 1,695,200 4,927,916
Food Products 0.1%
Vitasoy International Holdings
Ltd. 426,000 772,995
Hotels, Restaurants & Leisure 0.6%
Mandarin Oriental
International Ltd. * 1,180,800 2,424,130

54 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HONG KONG
Hotels, Restaurants & Leisure
Melco Resorts &
Entertainment Ltd., ADR * 221,190 1,265,207
3,689,337
Multiline Retail 0.0%
†
Lifestyle International
Holdings Ltd. * 386,500 185,754
Specialty Retail 0.1%
Luk Fook Holdings
International Ltd. 79,000 181,236
Pou Sheng International
Holdings Ltd. * 5,837,000 675,223
856,459
Textiles, Apparel & Luxury Goods 0.1%
Chow Sang Sang Holdings
International Ltd. 292,000 322,066
10,754,527
IRELAND 1.2%
Banks 0.6%
AIB Group plc 1,869,636 4,030,460
Trading Companies & Distributors 0.6%
AerCap Holdings NV * 72,467 3,384,934
7,415,394
ISRAEL 0.8%
Real Estate Management & Development 0.8%
Melisron Ltd. * 57,609 4,676,235
ITALY 2.7%
Capital Markets 0.2%
Anima Holding SpA Reg. S
(b) 224,783 1,087,768
Construction Materials 0.3%
Buzzi Unicem SpA 85,769 1,577,813
Diversified Financial Services 0.3%
BFF Bank SpA Reg. S (b) 274,735 1,711,515
Gas Utilities 0.5%
Italgas SpA 437,989 2,827,591
Life Sciences Tools & Services 0.5%
Stevanato Group SpA *(a) 199,143 3,186,288
Textiles, Apparel & Luxury Goods 0.9%
Brunello Cucinelli SpA * 25,267 1,287,884
OVS SpA Reg. S *(b) 1,508,551 2,853,985
Salvatore Ferragamo SpA * 106,376 1,826,627
5,968,496
16,359,471
JAPAN 22.7%
Auto Components 0.3%
Ichikoh Industries Ltd. 36,100 104,792
Musashi Seimitsu Industry
Co. Ltd. 157,100 1,601,838
1,706,630
Automobiles 0.5%
Yamaha Motor Co. Ltd. 139,530 2,880,458
Banks 1.6%
Bank of Kyoto Ltd. (The) 108,516 4,712,361
Common Stocks
Shares Value ($)
JAPAN
Banks
Fukuoka Financial Group, Inc. 259,300 4,733,204
9,445,565
Beverages 0.1%
Coca-Cola Bottlers Japan
Holdings, Inc. 65,800 738,362
Building Products 0.2%
Sekisui Jushi Corp. 38,400 524,416
Sinko Industries Ltd. 32,900 413,129
937,545
Chemicals 1.3%
Air Water, Inc. 90,900 1,202,280
JSR Corp. 32,882 896,518
Lintec Corp. 29,500 552,612
MEC Co. Ltd. 40,000 753,118
Nippon Shokubai Co. Ltd. 13,200 534,420
NOF Corp. 28,200 1,056,633
Shin-Etsu Polymer Co. Ltd. 80,400 633,384
Showa Denko KK 56,600 1,097,649
Tokyo Ohka Kogyo Co. Ltd. 22,100 1,210,031
7,936,645
Construction & Engineering 1.2%
COMSYS Holdings Corp. 55,200 1,148,858
EXEO Group, Inc. 58,700 977,815
Hibiya Engineering Ltd. 20,000 293,387
JTOWER, Inc. * 31,300 1,480,325
Kumagai Gumi Co. Ltd. 28,300 591,398
Kyudenko Corp. 31,800 719,795
Mirait Holdings Corp. 55,800 783,052
Nichireki Co. Ltd. 28,900 269,894
Totetsu Kogyo Co. Ltd. 15,700 282,827
Toyo Construction Co. Ltd. 69,200 498,010
Yokogawa Bridge Holdings
Corp. 32,000 468,617
7,513,978
Consumer Finance 0.3%
Marui Group Co. Ltd. 106,200 1,830,677
Containers & Packaging 0.3%
FP Corp. 72,500 1,627,247
Diversified Financial Services 0.5%
Zenkoku Hosho Co. Ltd. 78,000 2,737,809
Electric Utilities 0.1%
Kyushu Electric Power Co.,
Inc. 100,100 630,359
Electrical Equipment 0.3%
Ushio, Inc. 131,700 1,719,558
Electronic Equipment, Instruments & Components 0.5%
Ibiden Co. Ltd. 33,200 1,257,818
Taiyo Yuden Co. Ltd. 45,880 1,810,748
3,068,566
Entertainment 0.1%
Square Enix Holdings Co.
Ltd. 19,500 780,701
Equity Real Estate Investment Trusts (REITs) 0.8%
Comforia Residential REIT,
Inc. 1,248 3,114,967

Nationwide International Small Cap Fund - April 30, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs)
Frontier Real Estate
Investment Corp. 519 2,006,193
5,121,160
Food Products 0.6%
Calbee , Inc. 186,800 3,342,873
Health Care Equipment & Supplies 1.0%
Asahi Intecc Co. Ltd. 165,800 3,232,428
Jeol Ltd. 24,500 1,114,213
Mani, Inc. 147,500 1,666,527
6,013,168
Hotels, Restaurants & Leisure 2.0%
Food & Life Cos. Ltd. 380,000 9,048,258
Kyoritsu Maintenance Co.
Ltd. 80,900 2,952,052
12,000,310
Household Durables 0.3%
Open House Group Co. Ltd. 42,400 1,641,424
Industrial Conglomerates 0.0%
†
TOKAI Holdings Corp. 43,000 289,169
Insurance 0.2%
Lifenet Insurance Co. *(a) 309,800 1,256,952
Interactive Media & Services 0.5%
Dip Corp. 95,400 3,118,944
Internet & Direct Marketing Retail 0.2%
ASKUL Corp. 121,200 1,469,614
IT Services 0.4%
Comture Corp. 33,812 734,741
GMO internet, Inc. 40,900 823,472
NET One Systems Co. Ltd. 39,010 930,195
2,488,408
Leisure Products 0.4%
Sega Sammy Holdings, Inc. 108,300 1,923,008
Universal Entertainment
Corp. * 36,700 658,494
2,581,502
Machinery 2.3%
Amada Co. Ltd. 227,300 1,769,024
Ebara Corp. 36,400 1,681,331
Fuji Corp. 68,000 1,138,303
Giken Ltd. 16,200 443,529
Hino Motors Ltd. 215,400 1,114,280
IHI Corp. 56,300 1,274,344
Kawasaki Heavy Industries
Ltd. 68,500 1,214,809
Max Co. Ltd. 43,600 533,225
Nabtesco Corp. 57,500 1,313,644
Nippon Thompson Co. Ltd. 188,200 730,201
NSK Ltd. 104,400 576,630
Shibaura Machine Co. Ltd. 19,000 454,137
Sumitomo Heavy Industries
Ltd. 54,300 1,147,101
THK Co. Ltd. 57,200 1,137,215
14,527,773
Media 0.9%
Hakuhodo DY Holdings, Inc. 356,654 4,216,644
Kadokawa Corp. 46,100 1,158,824
5,375,468
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining 0.1%
Maruichi Steel Tube Ltd. 9,100 194,167
Mitsubishi Materials Corp. 14,100 220,834
Yodogawa Steel Works Ltd. 12,900 244,248
659,249
Personal Products 0.3%
Mandom Corp. 188,000 1,869,964
Professional Services 0.2%
BayCurrent Consulting, Inc. 2,955 976,754
Real Estate Management & Development 1.2%
Heiwa Real Estate Co. Ltd. 132,100 4,140,619
Tokyo Tatemono Co. Ltd. 234,100 3,282,835
7,423,454
Road & Rail 0.6%
Fukuyama Transporting Co.
Ltd. 28,200 788,526
Nikkon Holdings Co. Ltd. 39,800 605,398
Seino Holdings Co. Ltd. 282,000 2,301,306
3,695,230
Semiconductors & Semiconductor Equipment 0.5%
Shinko Electric Industries Co.
Ltd. 64,840 2,816,476
Software 0.6%
Chatwork Co. Ltd. * 58,700 223,392
Freee KK * 52,500 1,514,018
Money Forward, Inc. * 30,489 1,034,050
Sansan , Inc. * 106,608 1,020,826
3,792,286
Specialty Retail 0.4%
Adastria Co. Ltd. 52,300 858,087
JINS Holdings, Inc. 24,500 804,066
United Arrows Ltd. 76,900 1,037,013
2,699,166
Textiles, Apparel & Luxury Goods 0.7%
Asics Corp. 175,400 2,733,053
Descente Ltd. 84,600 1,638,400
4,371,453
Trading Companies & Distributors 0.5%
Inaba Denki Sangyo Co. Ltd. 48,500 953,479
Sojitz Corp. 98,980 1,512,842
Yamazen Corp. 70,000 517,567
2,983,888
Transportation Infrastructure 0.7%
Japan Airport Terminal Co.
Ltd. * 42,800 1,774,033
Kamigumi Co. Ltd. 26,800 455,532
Sumitomo Warehouse Co.
Ltd. (The) 109,600 1,841,953
4,071,518
138,140,303
LUXEMBOURG 0.3%
Automobiles 0.1%
Arrival SA *(a) 263,520 508,594
Personal Products 0.2%
L'Occitane International SA 427,000 1,342,758
1,851,352

56 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
MALAYSIA 0.1%
Electronic Equipment, Instruments & Components 0.1%
Inari Amertron Bhd. 1,314,700 842,745
MEXICO 0.3%
Real Estate Management & Development 0.3%
Corp. Inmobiliaria Vesta SAB
de CV 1,138,500 2,109,459
NETHERLANDS 1.8%
Biotechnology 0.6%
Merus NV *(a) 156,788 3,198,476
Chemicals 0.3%
Corbion NV 46,579 1,609,788
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(b) 2,157,390 1,320,602
Semiconductors & Semiconductor Equipment 0.3%
BE Semiconductor Industries
NV 32,931 1,994,101
Trading Companies & Distributors 0.4%
IMCD NV 16,866 2,679,388
10,802,355
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 325,637 1,291,171
NORWAY 0.5%
Banks 0.2%
Sparebanken More 114,010 973,051
Food Products 0.3%
Salmar ASA 25,366 2,084,292
3,057,343
PHILIPPINES 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Bloomberry Resorts Corp. * 879,900 102,310
SINGAPORE 1.4%
Equity Real Estate Investment Trusts (REITs) 1.0%
Ascott Residence Trust 2,910,000 2,419,670
Suntec REIT 2,749,000 3,634,150
6,053,820
Hotels, Restaurants & Leisure 0.1%
Genting Singapore Ltd. * 1,358,400 789,958
Transportation Infrastructure 0.3%
SATS Ltd. * 518,000 1,694,303
8,538,081
SOUTH AFRICA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Thungela Resources Ltd. * 202,032 3,431,201
SOUTH KOREA 0.4%
Auto Components 0.2%
SNT Motiv Co. Ltd. 28,173 1,061,286
Semiconductors & Semiconductor Equipment 0.1%
Eugene Technology Co. Ltd. 31,670 1,068,417
Common Stocks
Shares Value ($)
SOUTH KOREA
Software 0.1%
Douzone Bizon Co. Ltd. 9,769 313,947
2,443,650
SPAIN 2.6%
Banks 0.7%
Bankinter SA 689,379 4,070,700
Electric Utilities 1.2%
Acciona SA 37,565 7,343,241
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI
SA * 71,868 713,888
Hotels, Restaurants & Leisure 0.3%
Melia Hotels International
SA * 238,026 1,953,105
Pharmaceuticals 0.3%
Almirall SA 146,979 1,908,272
15,989,206
SWEDEN 6.4%
Capital Markets 0.3%
Nordnet AB publ (a) 103,964 1,784,869
Containers & Packaging 0.5%
BillerudKorsnas AB (a) 213,173 3,282,662
Health Care Equipment & Supplies 0.7%
Cellavision AB * 56,707 1,779,406
Surgical Science Sweden
AB * 117,734 2,242,511
4,021,917
Leisure Products 0.3%
Thule Group AB Reg. S (a)(b) 57,949 2,002,547
Machinery 1.9%
Trelleborg AB
, Class B
(a) 518,506 11,300,874
Metals & Mining 0.4%
SSAB AB
, Class A
410,418 2,612,870
Real Estate Management & Development 2.3%
Castellum AB 168,495 3,311,920
Catena AB 100,544 5,223,604
Cibus Nordic Real Estate AB 88,942 2,033,913
Nyfosa AB 310,138 3,426,381
13,995,818
39,001,557
SWITZERLAND 2.6%
Airlines 0.6%
Wizz Air Holdings plc Reg. S
*(b) 93,895 3,615,998
Life Sciences Tools & Services 1.5%
Siegfried Holding AG
(Registered) * 6,382 4,638,991
Tecan Group AG (Registered) 15,689 4,714,827
9,353,818
Specialty Retail 0.5%
Dufry AG (Registered) * 73,664 2,952,270
15,922,086

Nationwide International Small Cap Fund - April 30, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
TAIWAN 1.3%
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 187,209 1,040,815
Semiconductors & Semiconductor Equipment 1.1%
Advanced Wireless
Semiconductor Co. 198,543 555,353
ASMedia Technology, Inc. 16,000 752,416
ASPEED Technology, Inc. 18,000 1,588,630
Chang Wah Technology Co.
Ltd. 476,000 1,437,857
Realtek Semiconductor Corp. 179,229 2,440,782
6,775,038
7,815,853
UNITED ARAB EMIRATES 1.0%
IT Services 1.0%
Network International
Holdings plc Reg. S *(b) 1,855,257 6,027,413
UNITED KINGDOM 18.3%
Biotechnology 0.9%
Abcam plc * 302,802 4,725,716
Immunocore Holdings plc,
ADR *(a) 26,856 875,774
5,601,490
Capital Markets 0.5%
Allfunds Group plc 131,188 1,119,409
Impax Asset Management
Group plc 101,189 1,092,189
Intermediate Capital Group
plc 56,863 1,090,773
3,302,371
Chemicals 0.2%
Synthomer plc 399,103 1,509,379
Commercial Services & Supplies 0.5%
Smart Metering Systems plc 265,380 2,731,340
Construction Materials 0.1%
Marshalls plc 73,645 563,925
Electronic Equipment, Instruments & Components 0.7%
Spectris plc 124,279 4,537,954
Energy Equipment & Services 0.3%
Subsea 7 SA (a) 195,951 1,608,880
Equity Real Estate Investment Trusts (REITs) 2.2%
Derwent London plc 37,726 1,428,050
LondonMetric Property plc 540,562 1,817,374
Safestore Holdings plc 323,185 5,081,529
UNITE Group plc (The) 364,140 5,155,722
13,482,675
Food Products 0.3%
Cranswick plc 43,217 1,712,457
Health Care Equipment & Supplies 0.6%
ConvaTec Group plc Reg. S
(b) 1,489,672 3,935,188
Hotels, Restaurants & Leisure 2.1%
Greggs plc 75,505 2,199,491
Restaurant Group plc (The) * 3,334,252 2,584,057
SSP Group plc * 1,426,359 4,218,150
Trainline plc Reg. S *(b) 997,536 3,476,181
12,477,879
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates 0.6%
Smiths Group plc 210,454 3,850,630
Insurance 1.7%
Beazley plc 1,612,919 8,613,425
Sabre Insurance Group plc
Reg. S (b) 643,153 1,682,802
10,296,227
IT Services 0.8%
Softcat plc 285,065 5,009,149
Machinery 2.9%
IMI plc 514,218 8,653,536
Rotork plc (a) 2,358,460 8,544,719
17,198,255
Media 0.3%
Hyve Group plc * 1,706,583 1,582,306
Multiline Retail 0.6%
B&M European Value Retail
SA 587,497 3,602,031
Oil, Gas & Consumable Fuels 0.9%
EnQuest plc * 2,664,387 1,087,204
Harbour Energy plc 333,047 2,093,971
Serica Energy plc 525,000 2,318,933
5,500,108
Real Estate Management & Development 0.2%
Savills plc 84,055 1,125,023
Road & Rail 0.5%
National Express Group plc * 911,348 2,831,560
Specialty Retail 0.2%
WH Smith plc * 50,631 910,629
Trading Companies & Distributors 0.8%
Electrocomponents plc 367,272 4,790,144
Water Utilities 0.4%
Pennon Group plc 194,032 2,699,054
110,858,654
UNITED STATES 0.6%
Building Products 0.3%
Caesarstone Ltd. (a) 81,636 802,482
Reliance Worldwide Corp.
Ltd. 456,139 1,242,592
2,045,074
Semiconductors & Semiconductor Equipment 0.3%
Parade Technologies Ltd. 35,000 1,662,994
3,708,068
Total Common Stocks
(cost $624,180,290) 587,654,004
Exchange Traded Fund 1.5%
UNITED STATES 1.5%
iShares MSCI EAFE Small-
Cap ETF (a) 145,311 8,965,689
Total Exchange Traded Fund
(cost $9,334,722) 8,965,689

58 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Small Cap Fund
Rights 0.0%
†
Number of
Rights
Value ($)
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $ 0) 0
Repurchase Agreement 2.2%
Principal
Amount ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $13,057,327,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$13,318,473.(c)(d) 13,057,032 13,057,032
Total Repurchase Agreement
(cost $13,057,032) 13,057,032
Total Investments
(cost $646,572,044)   — 100.6% 609,676,725
Liabilities in excess of other assets
— (0.6)% (3,836,021)
NET ASSETS — 100.0%
$ 605,840,704
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $19,664,133, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $13,057,032 and by $7,933,194 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/30/2022 – 2/15/2052, a total value of
$20,990,226.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2022 was $48,502,717 which
represents 8.01% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $13,057,032.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Assets:
Investment securities, at value
*
$ 216,310,258 $ 106,140,070
Repurchase agreements, at value 8,522,146 3,998,899
Cash 1,818,047 1,205,104
Cash pledged for swap contracts — 595,386
Restricted cash, collateral for forward foreign currency contracts — 100,000
Deposits with broker for futures contracts — —
Foreign currencies, at value 1,424 284,119
Interest and dividends receivable 342,489 1,716,404
Security lending income receivable 1,270 2,013
Receivable for investments sold — 25,848
Receivable for capital shares issued 183,883 3,453
Reclaims receivable 249,187 7,418
Receivable for variation margin on centrally cleared swap contracts — 41,250
Unrealized appreciation on forward foreign currency contracts (Note
2) — 471,620
Receivable for reimbursement from investment adviser (Note 3) 21,456 15,220
Prepaid expenses 21,621 33,407
Total Assets 227,471,781 114,640,211
Liabilities:
Payable for investments purchased — 2,710,674
Payable for capital shares redeemed 1,536 13,869
Payable for variation margin on futures contracts — —
Unrealized depreciation on forward foreign currency contracts (Note
2) — —
Unrealized depreciation on unfunded commitments — —
Payable upon return of securities loaned (Note 2) 8,522,146 3,998,899
Accrued expenses and other payables:
Investment advisory fees 136,307 58,585
Fund administration fees 26,189 23,755
Distribution fees 454 447
Administrative servicing fees 125,280 207
Accounting and transfer agent fees 4,393 3,256
Trustee fees 476 232
Deferred capital gain country tax — —
Custodian fees 3,667 2,011
Compliance program costs (Note 3) 28 10
Professional fees 11,516 18,691
Printing fees 5,315 20,724
Other 68 7,773
Total Liabilities 8,837,375 6,859,133
Net Assets $ 218,634,406 $ 107,781,078
* Includes value of securities on loan (Note 2) 11,061,952 4,816,905
Cost of investment securities 207,089,697 118,728,065
Cost of repurchase agreements 8,522,146 3,998,899
Cost of foreign currencies 1,466 284,378
Represented by:
Capital $ 211,756,815 $ 121,464,221
Total distributable earnings (loss) 6,877,591 (13,683,143)
Net Assets $ 218,634,406 $ 107,781,078

International Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 61
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 128,092,340 $ 171,746,362 $ 61,942,323 $ 51,923,374
1,579,306 1,475,158 — 875,223
6,990,341 1,027,580 4,299,943 243,133
3,397,417 — — —
260,000 — — —
4,465,412 — — —
4,735 874,497 17,877 144,627
1,252,410 633,868 1,045,255 49,534
170 590 — 32,996
540,231 — 622,987 —
179,050 26,054 4,878 14,945
— 716,260 2,401 85,451
354,848 — — —
274,720 — 568,430 —
29,836 — 7,154 11,526
33,826 49,624 37,108 31,351
147,454,642 176,549,993 68,548,356 53,412,160
1,667,297 — — —
104,363 60,040 15,584 1
289,548 — — —
— — 247,101 —
2,212 — — —
1,579,306 1,527,703 — 875,223
65,254 113,065 40,530 34,121
23,079 25,442 23,028 24,459
481 1,818 21 9,680
17,958 11,279 62 21,343
4,112 3,100 2,703 2,314
307 422 146 133
— — 4,954 —
2,379 7,109 1,713 1,856
15 26 5 6
21,697 25,233 31,227 35,206
19,168 46,495 18,474 35,807
4,594 16,035 11,031 5,762
3,801,770 1,837,767 396,579 1,045,911
$ 143,652,872 $ 174,712,226 $ 68,151,777 $ 52,366,249
1,509,393 3,224,846 — 1,973,105
139,608,754 153,316,651 73,431,370 41,730,137
1,579,306 1,475,158 — 875,223
4,735 887,680 18,292 149,510
$ 147,490,043 $ 163,375,076 $ 80,764,001 $ 39,321,144
(3,837,171) 11,337,150 (12,612,224) 13,045,105
$ 143,652,872 $ 174,712,226 $ 68,151,777 $ 52,366,249

62 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Net Assets:
Class A Shares $ 2,046,410 $ 806,994
Class C Shares — 328,695
Class M Shares — —
Class R6 Shares 8,546,547 105,431,655
Eagle Class Shares 5,966 —
Institutional Service Class Shares 208,035,483 1,213,734
Total $ 218,634,406 $ 107,781,078
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 112,769 91,284
Class C Shares — 37,351
Class M Shares — —
Class R6 Shares 465,922 11,908,447
Eagle Class Shares 317 —
Institutional Service Class Shares 11,113,767 137,194
Total 11,692,775 12,174,276
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 18.15(a) $ 8.84(b)
Class C Shares $ — $ 8.80(c)
Class M Shares $ — $ —
Class R6 Shares $ 18.34 $ 8.85
Eagle Class Shares $ 18 .81 $ —
Institutional Service Class Shares $ 18.72 $ 8.85
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 19.26 $ 9.04
Maximum Sales Charge:
Class A Shares 5.75% 2.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 63
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 1,481,776 $ 3,626,262 $ 70,458 $ 38,918,849
239,311 1,208,383 6,684 1,420,067
— 160,817,518 — —
92,597,686 1,592,869 68,059,243 5,546,922
— — — —
49,334,099 7,467,194 15,392 6,480,411
$ 143,652,872 $ 174,712,226 $ 68,151,777 $ 52,366,249
145,455 453,203 8,613 2,009,477
23,527 154,757 829 79,958
— 20,052,247 — —
9,088,613 198,587 8,305,654 274,242
— — — —
4,844,215 931,292 1,881 320,266
14,101,810 21,790,086 8,316,977 2,683,943
$ 10.19(b) $ 8.00(a) $ 8.18(b) $ 19.37(a)
$ 10.17(c) $ 7.81(c) $ 8.06(c) $ 17.76(c)
$ — $ 8.02 $ — $ —
$ 10.19 $ 8.02 $ 8.19 $ 20.23
$ — $ — $ — $ —
$ 10.18 $ 8.02 $ 8.18 $ 20.23
$ 10.42 $ 8.49 $ 8.37 $ 20.55
2.25% 5.75% 2.25% 5.75%

64 - Statement of Assets and Liabilities - April 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Assets:
Investment securities, at value
*
$ 596,619,693
Repurchase agreements, at value 13,057,032
Cash 6,629,330
Foreign currencies, at value 451,477
Interest and dividends receivable 2,341,943
Security lending income receivable 3,284
Receivable for investments sold 46,856,208
Receivable for capital shares issued 1,145,403
Reclaims receivable 794,202
Due from custodian 799,982
Receivable for reimbursement from investment adviser (Note 3) 17,132
Prepaid expenses 38,273
Total Assets 668,753,959
Liabilities:
Payable for investments purchased 49,072,210
Payable for capital shares redeemed 200,534
Payable upon return of securities loaned (Note 2) 13,057,032
Accrued expenses and other payables:
Investment advisory fees 493,183
Fund administration fees 33,359
Distribution fees 251
Administrative servicing fees 8,115
Accounting and transfer agent fees 238
Trustee fees 1,462
Custodian fees 7,519
Compliance program costs (Note 3) 61
Professional fees 14,905
Printing fees 20,290
Other 4,096
Total Liabilities 62,913,255
Net Assets $ 605,840,704
* Includes value of securities on loan (Note 2) 19,664,133
Cost of investment securities 633,515,012
Cost of repurchase agreements 13,057,032
Cost of foreign currencies 452,081
Represented by:
Capital $ 642,925,491
Total distributable earnings (loss) (37,084,787)
Net Assets $ 605,840,704

International Funds - April 30, 2022 (Unaudited) - Statement of Assets and Liabilities - 65
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Net Assets:
Class A Shares $ 1,183,423
Class R6 Shares 566,418,114
Institutional Service Class Shares 38,239,167
Total $ 605,840,704
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 130,278
Class R6 Shares 61,803,131
Institutional Service Class Shares 4,180,961
Total 66,114,370
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .08 (a)
Class R6 Shares $ 9 .16
Institutional Service Class Shares $ 9 .15
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .63
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

66 - Statements of Operations - For the Six Months Ended April 30, 2022 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Dividend income $ 1,023,536 $ —
Income from non-cash dividends 266,001 —
Income from securities lending (Note 2) 10,741 7,260
Interest income 2,525 3,559,156
European Union tax reclaims — —
Foreign tax withholding (143,309) (3,536)
Total Income 1,159,494 3,562,880
EXPENSES:
Investment advisory fees 885,076 361,848
Fund administration fees 72,368 58,496
Distribution fees Class A 3,518 1,227
Distribution fees Class C — 1,801
Administrative servicing fees Class A 1,572 306
Administrative servicing fees Class C — 108
Administrative servicing fees Institutional Service Class 276,419 1,085
Registration and filing fees 28,921 26,812
Professional fees 21,253 20,573
Printing fees 5,429 4,531
Trustee fees 3,622 1,594
Custodian fees 7,466 1,663
Accounting and transfer agent fees 6,149 6,996
Compliance program costs (Note 3) 418 192
Other 4,510 4,327
Total expenses before expenses reimbursed 1,316,721 491,559
Expenses reimbursed by adviser (Note 3) (126,364) (91,124)
Net Expenses 1,190,357 400,435
NET INVESTMENT INCOME/(LOSS) (30,863) 3,162,445
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (874,969) (412,427)
Expiration or closing of futures contracts (Note 2) — —
Settlement of forward foreign currency contracts (Note 2) — 1,333,574
Foreign currency transactions (Note 2) (43,782) (189,039)
Expiration or closing of swap contracts (Note 2) — (138,918)
Net realized gains (losses) (918,751) 593,190
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (113,519,558) (12,275,000)
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) — 423,235
Translation of assets and liabilities denominated in foreign currencies (Note 2) (14,956) (11,453)
Swap contracts (Note 2) — 738,794
Unfunded Commitments — —
Net change in unrealized appreciation/depreciation (113,534,514) (11,124,424)
Net realized/unrealized gains (losses) (114,453,265) (10,531,234)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (114,484,128) $ (7,368,789)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Six Months Ended April 30, 2022 (unaudited) - Statements of Operations - 67
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide
Emerging Markets
Debt Fund
Nationwide Global
Sustainable Equity
Fund
$ 40,050 $ 2,950,290 $ — $ 417,664
— 234,232 — —
1,452 4,542 — 48,822
3,806,444 640 2,255,796 77
— 40,760 — 1,018
(5,522) (230,917) (14,249) (21,615)
3,842,424 2,999,547 2,241,547 445,966
406,766 726,242 241,466 222,928
64,601 66,460 52,026 52,711
1,723 5,059 96 55,025
1,213 6,892 36 7,955
356 1,619 — 22,009
123 413 — —
30,653 1,736 10 2,124
27,005 33,509 25,809 28,973
22,828 23,381 24,661 19,954
8,270 13,510 3,415 11,266
2,091 2,750 967 841
1,906 3,424 667 833
7,220 9,047 5,783 8,553
253 325 115 100
4,236 7,503 3,865 3,594
579,244 901,870 358,916 436,866
(182,366) — (48,375) (65,881)
396,878 901,870 310,541 370,985
3,445,546 2,097,677 1,931,006 74,981
814,412 2,775,151 (2,085,365) 3,095,572
3,061,146 — — —
889,355 — 142,543 —
(155,012) (42,537) (12,548) (8,246)
(84,313) — — —
4,525,588 2,732,614 (1,955,370) 3,087,326
(13,859,483) (30,984,370) (9,056,636) (12,481,861)
1,900,175 — — —
232,202 — 149,955 —
(19,445) (86,833) 5,725 (12,867)
2,626,376 — — —
(2,212) — — —
(9,122,387) (31,071,203) (8,900,956) (12,494,728)
(4,596,799) (28,338,589) (10,856,326) (9,407,402)
$ (1,151,253) $ (26,240,912) $ (8,925,320) $ (9,332,421)
$ — $ — $ 7,593 $ —

68 - Statement of Operations - For the Six Months Ended April 30, 2022 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International
Small Cap
Fund
INVESTMENT INCOME:
Dividend income $ 7,913,086
Income from securities lending (Note 2) 46,474
Foreign tax withholding (635,638)
Total Income 7,323,922
EXPENSES:
Investment advisory fees 3,181,679
Fund administration fees 125,143
Distribution fees Class A 1,555
Administrative servicing fees Class A 1,555
Administrative servicing fees Institutional Service Class 16,392
Registration and filing fees 24,164
Professional fees 34,771
Printing fees 9,354
Trustee fees 9,482
Custodian fees 20,473
Accounting and transfer agent fees 5,294
Compliance program costs (Note 3) 1,130
Other 9,793
Total expenses before expenses reimbursed 3,440,785
Expenses reimbursed by adviser (Note 3) (85,777)
Net Expenses 3,355,008
NET INVESTMENT INCOME 3,968,914
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 18,521,813
Foreign currency transactions (Note 2) (169,498)
Net realized gains (losses) 18,352,315
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (188,510,763)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (75,346)
Net change in unrealized appreciation/depreciation (188,586,109)
Net realized/unrealized gains (losses) (170,233,794)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (166,264,880)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - International Funds
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ (30,863) $ (1,046,898)
Net realized gains (losses) (918,751) 19,910,447
Net change in unrealized appreciation/depreciation (113,534,514) 45,903,240
Net increase from payment by affiliated issuers (Note 3) — 77,738
Change in net assets resulting from operations (114,484,128) 64,844,527
Distributions to Shareholders From:
Distributable earnings:
Class A (204,096) (60,109)
Class C — —
Class R6 (662,819) (74,942)
Eagle Class (525) (226)
Institutional Service Class (16,027,514) (6,801,031)
Change in net assets from shareholder distributions (16,894,954) (6,936,308)
Change in net assets from capital transactions 54,626,934 (20,609,160)
Change in net assets (76,752,148) 37,299,059
Net Assets:
Beginning of period 295,386,554 258,087,495
End of period $ 218,634,406 $ 295,386,554
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 179,224 $ 2,926,717
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 204,096 60,019
Cost of shares redeemed (464,349) (1,353,418)
Total Class A Shares (81,029) 1,633,318
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 2,451,135 16,375,898
Dividends reinvested 662,819 74,942
Cost of shares redeemed (887,164) (7,028,688)
Total Class R6 Shares 2,226,790 9,422,152
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 525 226
Cost of shares redeemed — —
Total Eagle Class Shares 525 226
Institutional Service Class Shares
Proceeds from shares issued 53,565,656 51,384,895
Dividends reinvested 16,019,765 6,801,031
Cost of shares redeemed (17,104,773) (89,850,782)
Total Institutional Service Class Shares 52,480,648 (31,664,856)
Change in net assets from capital transactions $ 54,626,934 $ (20,609,160)

International Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 3,162,445 $ 6,444,217 $ 3,445,546 $ 6,350,405
593,190 4,480,350 4,525,588 1,295,757
(11,124,424) 4,922,495 (9,122,387) 7,930,294
— — — —
(7,368,789) 15,847,062 (1,151,253) 15,576,456
(50,522) (63,763) (35,976) (140,390)
(17,277) (20,330) (5,902) (19,616)
(5,570,259) (6,168,309) (2,674,905) (6,549,915)
— — — —
(73,727) (94,507) (1,385,209) (2,315,453)
(5,711,785) (6,346,909) (4,101,992) (9,025,374)
3,370,242 (8,154,774) (4,638,828) (1,618,416)
(9,710,332) 1,345,379 (9,892,073) 4,932,666
117,491,410 116,146,031 153,544,945 148,612,279
$ 107,781,078 $ 117,491,410 $ 143,652,872 $ 153,544,945
$ 3,716 $ 473,960 $ 207,584 $ 547,892
— — — 8,986
36,490 39,630 34,402 74,302
(259,610) (758,580) (123,890) (2,120,673)
(219,404) (244,990) 118,096 (1,489,493)
— — 85,000 39,301
17,277 20,330 5,902 19,615
— — — (8,986)
(27,140) (132,956) (98,991) (275,455)
(9,863) (112,626) (8,089) (225,525)
6,880,161 5,583,250 6,508,704 12,288,715
5,570,259 6,168,309 2,674,905 6,549,915
(8,739,807) (19,131,774) (11,105,827) (35,053,469)
3,710,613 (7,380,215) (1,922,218) (16,214,839)
— — — —
— — — —
— — — —
— — — —
363,859 418,225 10,395,727 28,194,108
72,716 94,453 1,374,755 2,246,055
(547,679) (929,621) (14,597,099) (14,128,722)
(111,104) (416,943) (2,826,617) 16,311,441
$ 3,370,242 $ (8,154,774) $ (4,638,828) $ (1,618,416)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - International Funds
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 7,283 96,590
Issued in class conversion (Note 1) — —
Reinvested 7,997 2,113
Redeemed (21,197) (43,702)
Total Class A Shares (5,917) 55,001
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 109,905 559,520
Reinvested 25,732 2,624
Redeemed (37,078) (243,583)
Total Class R6 Shares 98,559 318,561
Eagle Class Shares
Issued — —
Reinvested 19 8
Redeemed — —
Total Eagle Class Shares 19 8
Institutional Service Class Shares
Issued 2,340,896 1,685,419
Reinvested 608,885 232,912
Redeemed (736,896) (3,006,718)
Total Institutional Service Class Shares 2,212,885 (1,088,387)
Total change in shares 2,305,546 (714,817)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
389 48,280 20,450 52,600
— — — 852
3,862 4,180 3,351 7,161
(27,595) (77,958) (11,959) (204,016)
(23,344) (25,498) 11,842 (143,403)
— — 8,249 3,739
1,837 2,152 574 1,897
— — — (853)
(2,956) (13,615) (9,595) (26,221)
(1,119) (11,463) (772) (21,438)
733,235 577,660 626,759 1,169,899
590,514 649,063 260,714 631,488
(927,025) (1,963,452) (1,078,609) (3,332,879)
396,724 (736,729) (191,136) (1,531,492)
— — — —
— — — —
— — — —
— — — —
38,924 43,041 1,005,755 2,681,724
7,726 9,946 133,922 216,326
(59,874) (94,777) (1,413,639) (1,349,703)
(13,224) (41,790) (273,962) 1,548,347
359,037 (815,480) (454,028) (147,986)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - International Funds
Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income/(loss) $ 2,097,677 $ 4,655,712
Net realized gains (losses) 2,732,614 8,875,237
Net change in unrealized appreciation/depreciation (31,071,203) 36,685,060
Change in net assets resulting from operations (26,240,912) 50,216,009
Distributions to Shareholders From:
Distributable earnings:
Class A (78,881) (76,226)
Class C (25,385) (27,279)
Class M (3,594,163) (3,740,228)
Class R6 (39,466) (234,112)
Institutional Service Class (179,094) (239,711)
Change in net assets from shareholder distributions (3,916,989) (4,317,556)
Change in net assets from capital transactions (6,586,737) 4,786,182
Change in net assets (36,744,638) 50,684,635
Net Assets:
Beginning of period 211,456,864 160,772,229
End of period $ 174,712,226 $ 211,456,864
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 54,538 $ 386,938
Proceeds from shares issued from class conversion (Note 1) 10,658 43,821
Dividends reinvested 66,964 65,587
Cost of shares redeemed (185,735) (813,541)
Total Class A Shares (53,575) (317,195)
Class C Shares
Proceeds from shares issued 62 8 1,370
Dividends reinvested 24,683 25,853
Cost of shares redeemed in class conversion (Note 1) (10,658) (43,821)
Cost of shares redeemed (151,097) (791,311)
Total Class C Shares (136,444) (807,909)
Class M Shares
Proceeds from shares issued 7,531,980 19,569,336
Dividends reinvested 3,443,063 2,848,903
Cost of shares redeemed (7,881,535) (16,226,523)
Total Class M Shares 3,093,508 6,191,716
Class R6 Shares
Proceeds from shares issued 113,119 5,836,321
Dividends reinvested 34,148 207,848
Cost of shares redeemed (8,854,600) (3,135,037)
Total Class R6 Shares (8,707,333) 2,909,132
Institutional Service Class Shares
Proceeds from shares issued 116,318 891,851
Dividends reinvested 166,842 212,258
Cost of shares redeemed (1,066,053) (4,293,671)
Total Institutional Service Class Shares (782,893) (3,189,562)
Change in net assets from capital transactions $ (6,586,737) $ 4,786,182

International Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 1,931,006 $ 3,729,854 $ 74,981 $ (43,097)
(1,955,370) 597,329 3,087,326 7,596,010
(8,900,956) (1,328,531) (12,494,728) 12,563,582
(8,925,320) 2,998,652 (9,332,421) 20,116,495
(3,503) (923) (5,619,621) (475,527)
(333) (64) (208,896) (21,482)
— — — —
(3,052,081) (1,034,079) (890,562) (98,864)
(768) (482) (866,106) (66,522)
(3,056,685) (1,035,548) (7,585,185) (662,395)
8,918,564 (3,168,342) 4,840,764 (2,757,839)
(3,063,441) (1,205,238) (12,076,842) 16,696,261
71,215,218 72,420,456 64,443,091 47,746,830
$ 68,151,777 $ 71,215,218 $ 52,366,249 $ 64,443,091
$ — $ 7,467 $ 59 4 , 330 $ 681,980
— — 2,570 167,705
3,503 923 5,430,795 458,848
— (48) (2,351,563) (3,430,875)
3,503 8,342 3,676,132 (2,122,342)
— — 175,524 132,645
333 64 177,492 20,367
— — (2,570) (167,705)
— — (53 6 , 523 ) (509,971)
333 64 (186,077) (524,664)
— — — —
— — — —
— — — —
— — — —
10,860,441 7,502,016 10,707 720,627
3,052,081 1,034,079 883,767 86,732
(4,982,050) (11,711,275) (1,092,983) (1,814,965)
8,930,472 (3,175,180) (198,509) (1,007,606)
— — 1,577,308 1,450,293
768 482 616,651 51,524
(16,512) (2,050) (644,741) (605,044)
(15,744) (1,568) 1,549,218 896,773
$ 8,918,564 $ (3,168,342) $ 4,840,764 $ (2,757,839)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - International Funds
Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 6,130 44,335
Issued in class conversion (Note 1) 1,184 4,840
Reinvested 7,432 7,523
Redeemed (21,389) (92,780)
Total Class A Shares (6,643) (36,082)
Class C Shares
Issued 71 166
Reinvested 2,799 3,116
Redeemed in class conversion (Note 1) (1,211) (4,945)
Redeemed (16,819) (92,251)
Total Class C Shares (15,160) (93,914)
Class M Shares
Issued 829,269 2,170,085
Reinvested 381,974 321,447
Redeemed (896,244) (1,791,896)
Total Class M Shares 314,999 699,636
Class R6 Shares
Issued 12,267 676,817
Reinvested 3,788 23,485
Redeemed (936,790) (338,893)
Total Class R6 Shares (920,735) 361,409
Institutional Service Class Shares
Issued 12,924 104,012
Reinvested 18,497 24,163
Redeemed (121,237) (475,560)
Total Institutional Service Class Shares (89,816) (347,385)
Total change in shares (717,355) 583,664
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
— 735 23,7 02 28,910
— — 1 02 6,840
379 91 240,727 21,372
— (5) (101,740) (149,119)
379 821 162,791 (91,997)
— — 8,431 5,914
36 6 8,562 1,016
— — (1 10 ) (7,362)
— — (2 2 , 947 ) (23,499)
36 6 (6,064) (23,931)
— — — —
— — — —
— — — —
— — — —
1,229,546 758,935 490 28,442
329,955 102,617 37,559 3,893
(548,248) (1,172,647) (49,514) (74,285)
1,011,253 (311,095) (11,465) (41,950)
— — 64,822 60,226
83 48 26,196 2,314
(1,704) (208) (28,126) (25,523)
(1,621) (160) 62,892 37,017
1,010,047 (310,428) 208,154 (120,861)

78 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,968,914 $ 7,061,105
Net realized gains 18,352,315 91,814,544
Net change in unrealized appreciation/depreciation (188,586,109) 127,118,284
Change in net assets resulting from operations (166,264,880) 225,993,933
Distributions to Shareholders From:
Distributable earnings:
Class A (190,268) (1,147)
Class R6 (95,607,308) (6,218,811)
Institutional Service Class (6,438,049) (287,129)
Change in net assets from shareholder distributions (102,235,625) (6,507,087)
Change in net assets from capital transactions 153,791,206 (37,330,885)
Change in net assets (114,709,299) 182,155,961
Net Assets:
Beginning of period 720,550,003 538,394,042
End of period $ 605,840,704 $ 720,550,003
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 379,763 $ 1,056,622
Dividends reinvested 190,268 1,147
Cost of shares redeemed (42,377) (122,550)
Total Class A Shares 527,654 935,219
Class R6 Shares
Proceeds from shares issued 64,935,099 65,077,750
Dividends reinvested 94,629,764 6,167,546
Cost of shares redeemed (19,139,815) (115,260,409)
Total Class R6 Shares 140,425,048 (44,015,113)
Institutional Service Class Shares
Proceeds from shares issued 27,663,467 23,265,897
Dividends reinvested 6,438,049 287,129
Cost of shares redeemed (21,263,012) (17,804,017)
Total Institutional Service Class Shares 12,838,504 5,749,009
Change in net assets from capital transactions $ 153,791,206 $ (37,330,885)

International Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 79
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 32,184 82,048
Reinvested 17,297 100
Redeemed (3,930) (9,372)
Total Class A Shares 45,551 72,776
Class R6 Shares
Issued 5,876,369 4,972,168
Reinvested 8,540,592 520,008
Redeemed (1,733,547) (9,007,647)
Total Class R6 Shares 12,683,414 (3,515,471)
Institutional Service Class Shares
Issued 2,479,501 1,751,060
Reinvested 582,102 24,241
Redeemed (2,064,941) (1,360,990)
Total Institutional Service Class Shares 996,662 414,311
Total change in shares 13,725,627 (3,028,384)

80 - Financial Highlights - April 30, 2022 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI International Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 30.62 $ (0.02) $ (10.69) $ (10.71) $ — $ (1.76) $ (1.76) $ 18.15 (36.63)% $ 2,046 1.08% (0.20)% 1.18% 10.09%
10/31/2021 24.88 (0.14) 6.65 6.51(g) (0.06) (0.71) (0.77) 30.62 26.44%(g) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(h) 1,584 1.06% 0.98% 1.18% 26.04%
10/31/2019(i)(j)  17.22 (0.01) 0.83 0.82 — — — 18.04 4.76%(h) 622 1.05% (0.67)% 2.26% 4.81%(k)
9/30/2019 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) 17.22 (0.88)% 593 1.05% 0.02% 2.36% 44.46%
9/30/2018 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) 17.91 4.32% 1,183 1.05% 0.10% 1.89% 17.00%
9/30/2017 16.37 0.04 3.32 3.36 — — — 19.73 20.53% 72 1.12% 0.23% 1.82% 18.00%
Class R6 Shares(l)
4/30/2022 (Unaudited) 30.88 0.02 (10.80) (10.78) — (1.76) (1.76) 18.34 (36.54)% 8,547 0.72% 0.20% 0.82% 10.09%
10/31/2021 25.00 (0.04) 6.70 6.66(g) (0.07) (0.71) (0.78) 30.88 26.90%(g) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(h) 1,220 0.72% 0.96% 0.84% 26.04%
10/31/2019(i)(j)  17.65 (0.01) 0.86 0.85 — — — 18.50 4.82%(h) 437 0.72% (0.42)% 2.93% 4.81%(k)
9/30/2019 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) 17.65 (0.60)% 5,619 0.79% 0.37% 1.62% 44.46%
9/30/2018 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) 18.32 4.54% 27,427 0.80% 0.37% 1.61% 17.00%
9/30/2017 16.49 0.08 3.35 3.43 (0.02) — (0.02) 19.90 20.82% 18,582 0.87% 0.49% 1.49% 18.00%
Eagle Class Shares
4/30/2022 (Unaudited) 31.54 0.02 (10.99) (10.97) — (1.76) (1.76) 18.81 (36.38)%(h) 6 0.72% 0.17% 0.82% 10.09%
10/31/2021 25.58 (0.04) 6.78 6.74(g) (0.07) (0.71) (0.78) 31.54 26.59%(g)(h) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(h) 7 0.83% 0.98% 0.94% 26.04%
10/31/2019(i)(j)  17.68 (0.01) 0.86 0.85 — — — 18.53 4.81%(h) 5 0.86% (0.49)% 2.06% 4.81%(k)
9/30/2019(m) 17.02 (0.01) 0.67 0.66 — — — 17.68 3.88% 5 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
4/30/2022 (Unaudited) 31.50 — (11.02) (11.02) — (1.76) (1.76) 18.72 (36.59)% 208,035 0.95% (0.03)% 1.05% 10.09%
10/31/2021 25.56 (0.11) 6.82 6.71(g) (0.06) (0.71) (0.77) 31.50 26.52%(g) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
10/31/2019(i)(j)  17.67 (0.01) 0.86 0.85 — — — 18.52 4.81% 229,197 0.95% (0.47)% 0.97% 4.81%(k)
9/30/2019(m) 17.02 (0.02) 0.67 0.65 — — — 17.67 3.82% 5 0.97% (0.29)% 2.86% 44.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively. (Note 3)
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Fiscal year changed from September 30th to October 31st.
(j) For the period October 1, 2019 through October 31, 2019.
(k) Portfolio turnover excludes securities received or delivered in-kind.
(l) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(m) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

International Funds - April 30, 2022 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Global High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.93 $ 0.25 $ (0.87) $ (0.62) $ (0.47) $ — $ (0.47) $ 8.84 (6.46)% $ 807 1.01% 5.28% 1.17% 30.46%
10/31/2021 9.18 0.49 0.74 1.23 (0.48) — (0.48) 9.93 13.75% 1,139 0.98% 5.04% 1.13% 111.54%
10/31/2020 9.81 0.53 (0.79) (0.26) (0.37) — (0.37) 9.18 (2.77)% 1,287 0.97% 5.76% 1.13% 86.06%
10/31/2019 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) 9.81 8.70% 1,596 0.97% 5.97% 1.12% 74.60%
10/31/2018 10.69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) 9.81 0.76% 1,251 0.97% 5.90% 1.11% 103.59%
10/31/2017 10.36 0.62 0.47 1.09 (0.71) (0.05) (0.76) 10.69 10.89% 971 0.96% 5.89% 1.06% 126.89%
Class C Shares
4/30/2022 (Unaudited) 9.90 0.21 (0.86) (0.65) (0.45) — (0.45) 8.80 (6.84)% 329 1.76% 4.54% 1.92% 30.46%
10/31/2021 9.17 0.41 0.75 1.16 (0.43) — (0.43) 9.90 12.90% 381 1.76% 4.26% 1.91% 111.54%
10/31/2020 9.80 0.45 (0.78) (0.33) (0.30) — (0.30) 9.17 (3.51)% 458 1.76% 4.97% 1.92% 86.06%
10/31/2019 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) 9.80 7.95% 293 1.72% 5.22% 1.87% 74.60%
10/31/2018 10.69 0.52 (0.52) — (0.40) (0.49) (0.89) 9.80 (0.08)% 153 1.70% 5.16% 1.84% 103.59%
10/31/2017 10.35 0.54 0.48 1.02 (0.63) (0.05) (0.68) 10.69 10.17% 135 1.70% 5.19% 1.80% 126.89%
Class R6 Shares(g)
4/30/2022 (Unaudited) 9.94 0.26 (0.86) (0.60) (0.49) — (0.49) 8.85 (6.33)% 105,432 0.70% 5.61% 0.86% 30.46%
10/31/2021 9.20 0.52 0.73 1.25 (0.51) — (0.51) 9.94 13.93% 114,477 0.70% 5.31% 0.85% 111.54%
10/31/2020 9.82 0.55 (0.78) (0.23) (0.39) — (0.39) 9.20 (2.40)% 112,634 0.70% 6.01% 0.86% 86.06%
10/31/2019 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) 9.82 9.10% 119,518 0.70% 6.27% 0.85% 74.60%
10/31/2018 10.70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) 9.81 0.94% 126,173 0.70% 6.15% 0.84% 103.59%
10/31/2017 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) 10.70 11.26% 144,965 0.70% 6.21% 0.80% 126.89%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.94 0.26 (0.87) (0.61) (0.48) — (0.48) 8.85 (6.37)% 1,214 0.85% 5.46% 1.01% 30.46%
10/31/2021 9.19 0.51 0.74 1.25 (0.50) — (0.50) 9.94 13.94% 1,495 0.80% 5.22% 0.95% 111.54%
10/31/2020 9.82 0.55 (0.80) (0.25) (0.38) — (0.38) 9.19 (2.60)% 1,767 0.80% 6.00% 0.96% 86.06%
10/31/2019 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) 9.82 8.99% 4,409 0.80% 6.09% 0.95% 74.60%
10/31/2018 10.70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) 9.81 0.83% 1,483 0.82% 6.06% 0.96% 103.59%
10/31/2017 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) 10.70 11.26% 449 0.70% 6.14% 0.81% 126.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

82 - Financial Highlights - April 30, 2022 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 10.55 $ 0.23 $ (0.31) $ (0.08) $ (0.28) $ — $ (0.28) $ 10.19 (0.80)% $ 1,482 0.79% 4.40% 1.04% 34.26%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
10/31/2019 10.21 0.50 0.08 0.58 (0.41) — (0.41) 10.38 5.86% 4,883 1.06% 4.83% 1.15% 93.97%
10/31/2018 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) 10.21 2.91% 2,004 0.94% 4.52% 1.15% 135.53%
10/31/2017 10.37 0.55 0.49 1.04 (0.53) (0.20) (0.73) 10.68 10.50% 444 0.93% 5.20% 1.52% 199.38%
Class C Shares
4/30/2022 (Unaudited) 10.54 0.19 (0.32) (0.13) (0.24) — (0.24) 10.17 (1.27)% 239 1.59% 3.64% 1.84% 34.26%
10/31/2021 10.09 0.31 0.64 0.95 (0.50) — (0.50) 10.54 9.59%(g) 256 1.60% 3.01% 1.84% 101.89%
10/31/2020 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) 10.09 (0.85)% 462 1.61% 3.73% 1.84% 102.30%
10/31/2019 10.21 0.42 0.09 0.51 (0.35) — (0.35) 10.37 5.08% 729 1.77% 4.11% 1.86% 93.97%
10/31/2018 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) 10.21 2.14% 202 1.72% 3.73% 1.96% 135.53%
10/31/2017 10.37 0.46 0.50 0.96 (0.45) (0.20) (0.65) 10.68 9.69% 170 1.67% 4.41% 2.27% 199.38%
Class R6 Shares(h)
4/30/2022 (Unaudited) 10.55 0.24 (0.31) (0.07) (0.29) — (0.29) 10.19 (0.68)% 92,598 0.49% 4.71% 0.74% 34.26%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
10/31/2019 10.21 0.54 0.09 0.63 (0.45) — (0.45) 10.39 6.33% 108,035 0.67% 5.29% 0.76% 93.97%
10/31/2018 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) 10.21 3.20% 111,778 0.67% 4.75% 0.79% 135.53%
10/31/2017 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) 10.68 10.80% 120 0.67% 5.41% 1.27% 199.38%
Institutional Service Class Shares
4/30/2022 (Unaudited) 10.55 0.24 (0.33) (0.09) (0.28) — (0.28) 10.18 (0.82)% 49,334 0.61% 4.59% 0.86% 34.26%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
10/31/2019 10.21 0.52 0.09 0.61 (0.44) — (0.44) 10.38 6.18% 53,515 0.74% 5.07% 0.82% 93.97%
10/31/2018 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) 10.21 3.22% 3,117 0.67% 4.55% 1.08% 135.53%
10/31/2017 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) 10.68 10.80% 29,673 0.67% 5.41% 1.27% 199.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2022 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 9.38 $ 0.08 $ (1.29) $ (1.21) $ (0.17) $ — $ (0.17) $ 8.00 (13.08)% $ 3,626 1.25% 1.84% 1.25% 24.50%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
10/31/2019 7.63 0.16 0.37 0.53 (0.38) — (0.38) 7.78 7.62% 5,543 1.26% 2.16% 1.26% 71.60%
10/31/2018 8.87 0.16 (1.23) (1.07) (0.17) — (0.17) 7.63 (12.32)% 8,802 1.21% 1.78% 1.21% 70.96%
10/31/2017 7.60 0.17 1.28 1.45 (0.18) — (0.18) 8.87 19.48% 17,841 1.21% 2.02% 1.21% 95.51%
Class C Shares
4/30/2022 (Unaudited) 9.18 0.05 (1.26) (1.21) (0.16) — (0.16) 7.81 (13.42)% 1,208 1.98% 1.08% 1.98% 24.50%
10/31/2021 7.19 0.09 2.02 2.11 (0.12) — (0.12) 9.18 29.49% 1,559 1.99% 1.05% 1.99% 39.84%
10/31/2020 7.69 0.04 (0.43) (0.39) (0.11) — (0.11) 7.19 (5.25)% 1,896 2.02% 0.50% 2.02% 53.09%
10/31/2019 7.54 0.10 0.37 0.47 (0.32) — (0.32) 7.69 6.86%(f) 3,584 2.01% 1.39% 2.01% 71.60%
10/31/2018 8.77 0.10 (1.22) (1.12) (0.11) — (0.11) 7.54 (12.97)%(f) 5,425 1.96% 1.14% 1.96% 70.96%
10/31/2017 7.52 0.09 1.29 1.38 (0.13) — (0.13) 8.77 18.68% 6,737 1.97% 1.10% 1.97% 95.51%
Class M Shares
4/30/2022 (Unaudited) 9.40 0.10 (1.30) (1.20) (0.18) — (0.18) 8.02 (12.97)% 160,818 0.92% 2.20% 0.92% 24.50%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
10/31/2019 7.63 0.19 0.37 0.56 (0.41) — (0.41) 7.78 8.03%(f) 188,068 0.92% 2.50% 0.92% 71.60%
10/31/2018 8.87 0.19 (1.23) (1.04) (0.20) — (0.20) 7.63 (11.95)%(f) 166,742 0.85% 2.22% 0.85% 70.96%
10/31/2017 7.60 0.18 1.29 1.47 (0.20) — (0.20) 8.87 19.87% 193,050 0.85% 2.28% 0.85% 95.51%
Class R6 Shares(g)
4/30/2022 (Unaudited) 9.40 0.07 (1.27) (1.20) (0.18) — (0.18) 8.02 (12.97)% 1,593 0.91% 1.65% 0.91% 24.50%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
10/31/2019 7.63 0.14 0.42 0.56 (0.41) — (0.41) 7.78 8.03% 9,034 0.90% 1.93% 0.90% 71.60%
10/31/2018 8.88 0.19 (1.24) (1.05) (0.20) — (0.20) 7.63 (12.05)% 143,744 0.85% 2.20% 0.85% 70.96%
10/31/2017 7.60 0.18 1.30 1.48 (0.20) — (0.20) 8.88 20.00% 201,818 0.85% 2.28% 0.85% 95.51%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.39 0.09 (1.28) (1.19) (0.18) — (0.18) 8.02 (12.89)% 7,467 0.96% 2.10% 0.96% 24.50%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
10/31/2019 7.62 0.17 0.39 0.56 (0.41) — (0.41) 7.77 7.95% 23,872 0.98% 2.24% 0.98% 71.60%
10/31/2018 8.86 0.19 (1.23) (1.04) (0.20) — (0.20) 7.62 (12.06)%(f) 63,572 0.95% 2.18% 0.95% 70.96%
10/31/2017 7.59 0.17 1.30 1.47 (0.20) — (0.20) 8.86 19.77%(f) 80,039 0.97% 2.10% 0.97% 95.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

84 - Financial Highlights - April 30, 2022 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Emerging Markets Debt Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.74 $ 0.24 $ (1.37) $ (1.13) $ (0.43) $ — $ — $ (0.43) $ 8.18 (12.15)% $ 70 1.15% 5.35% 1.29% 18.47%
10/31/2021 9.51 0.47 (0.12) 0.35 (0.12) — — (0.12) 9.74 3.65% 80 1.15% 4.68% 1.29% 56.10%
10/31/2020 10.19 0.44 (0.81) (0.37) (0.23) — (0.08) (0.31) 9.51 (3.62)% 70 1.15% 4.52% 1.30% 75.16%
10/31/2019 9.52 0.54 0.78 1.32 (0.56) (0.09) — (0.65) 10.19 14.75% 92 1.15% 5.61% 1.28% 74.40%
10/31/2018 10.49 0.52 (1.00) (0.48) (0.30) (0.19) — (0.49) 9.52 (4.87)%(g) 146 1.15% 5.17% 1.25% 86.23%
10/31/2017 10.76 0.50 0.16 0.66 (0.50) (0.43) — (0.93) 10.49 6.73% 180 1.15% 4.80% 1.23% 106.38%
Class C Shares
4/30/2022 (Unaudited) 9.63 0.20 (1.35) (1.15) (0.42) — — (0.42) 8.06 (12.46)% 7 1.90% 4.63% 2.05% 18.47%
10/31/2021 9.44 0.39 (0.12) 0.27 (0.08) — — (0.08) 9.63 2.84% 8 1.90% 3.93% 2.04% 56.10%
10/31/2020 10.12 0.36 (0.79) (0.43) (0.20) — (0.05) (0.25) 9.44 (4.31)% 7 1.90% 3.73% 2.05% 75.16%
10/31/2019 9.50 0.48 0.75 1.23 (0.52) (0.09) — (0.61) 10.12 13.77% 8 1.91% 5.11% 2.03% 74.40%
10/31/2018 10.49 0.44 (0.99) (0.55) (0.25) (0.19) — (0.44) 9.50 (5.53)%(g) 92 1.90% 4.42% 2.00% 86.23%
10/31/2017 10.76 0.42 0.16 0.58 (0.42) (0.43) — (0.85) 10.49 5.93% 116 1.90% 4.05% 1.97% 106.38%
Class R6 Shares(h)
4/30/2022 (Unaudited) 9.75 0.25 (1.38) (1.13) (0.43) — — (0.43) 8.19 (12.12)% 68,059 0.90% 5.60% 1.04% 18.47%
10/31/2021 9.51 0.49 (0.11) 0.38 (0.14) — — (0.14) 9.75 3.93% 71,093 0.90% 4.92% 1.04% 56.10%
10/31/2020 10.19 0.46 (0.80) (0.34) (0.25) — (0.09) (0.34) 9.51 (3.38)% 72,308 0.90% 4.74% 1.05% 75.16%
10/31/2019 9.52 0.56 0.78 1.34 (0.58) (0.09) — (0.67) 10.19 15.04% 77,095 0.90% 5.81% 1.03% 74.40%
10/31/2018 10.49 0.55 (1.01) (0.46) (0.32) (0.19) — (0.51) 9.52 (4.63)%(g) 80,384 0.90% 5.44% 1.00% 86.23%
10/31/2017 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) 10.49 7.00% 94,608 0.90% 5.04% 0.98% 106.38%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.74 0.25 (1.38) (1.13) (0.43) — — (0.43) 8.18 (12.14)%(g) 15 1.00% 5.56% 1.14% 18.47%
10/31/2021 9.50 0.48 (0.11) 0.37 (0.13) — — (0.13) 9.74 3.88%(g) 34 0.99% 4.83% 1.12% 56.10%
10/31/2020 10.18 0.44 (0.78) (0.34) (0.25) — (0.09) (0.34) 9.50 (3.28)%(g) 35 0.90% 4.64% 1.05% 75.16%
10/31/2019 9.52 0.57 0.77 1.34 (0.59) (0.09) — (0.68) 10.18 14.94%(g) 19 0.90% 6.05% 1.03% 74.40%
10/31/2018 10.49 0.54 (1.00) (0.46) (0.32) (0.19) — (0.51) 9.52 (4.62)%(g) 93 0.90% 5.42% 1.00% 86.23%
10/31/2017 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) 10.49 7.00% 118 0.90% 5.05% 0.98% 106.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2022 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 25.87 $ 0.02 $ (3.45) $ (3.43) $ (0.03) $ (3.04) $ (3.07) $ 19.37 (14.93)% $ 38,919 1.31% 0.20% 1.53% 16.63%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
10/31/2019 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) 18.31 12.83% 38,591 1.30% 1.29% 1.59% 47.52%
10/31/2018 18.09 0.10 0.17 0.27 (0.06) — (0.06) 18.30 1.50% 32,209 1.33% 0.53% 1.59% 34.22%
10/31/2017 14.42 0.11 3.77 3.88 (0.21) — (0.21) 18.09 27.11% 35,196 1.37% 0.68% 1.60% 37.98%
Class C Shares
4/30/2022 (Unaudited) 24.02 (0.04) (3.18) (3.22) — (3.04) (3.04) 17.76 (15.21)% 1,420 1.96% (0.41)% 2.18% 16.63%
10/31/2021 17.07 (0.17) 7.32 7.15 — (0.20) (0.20) 24.02 42.13% 2,066 1.96% (0.77)% 2.22% 39.73%
10/31/2020 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) 17.07 5.53%(g) 1,877 2.07% (0.54)% 2.38% 38.94%
10/31/2019 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) 17.13 11.90%(g) 2,268 2.10% 0.09% 2.39% 47.52%
10/31/2018 17.12 (0.05) 0.18 0.13 — — — 17.25 0.76% 10,110 2.11% (0.25)% 2.37% 34.22%
10/31/2017 13.67 (0.02) 3.57 3.55 (0.10) — (0.10) 17.12 26.14% 11,035 2.13% (0.10)% 2.36% 37.98%
Class R6 Shares(h)
4/30/2022 (Unaudited) 26.89 0.06 (3.60) (3.54) (0.08) (3.04) (3.12) 20.23 (14.80)% 5,547 0.96% 0.54% 1.18% 16.63%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
10/31/2019 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) 18.92 13.20% 6,549 0.95% 1.53% 1.24% 47.52%
10/31/2018 18.62 0.17 0.19 0.36 (0.13) — (0.13) 18.85 1.90% 7,402 0.95% 0.88% 1.21% 34.22%
10/31/2017 14.82 0.18 3.88 4.06 (0.26) — (0.26) 18.62 27.68% 8,275 0.95% 1.08% 1.19% 37.98%
Institutional Service Class Shares
4/30/2022 (Unaudited) 26.89 0.05 (3.61) (3.56) (0.06) (3.04) (3.10) 20.23 (14.85)% 6,480 1.02% 0.47% 1.24% 16.63%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
10/31/2019 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) 18.93 13.07% 5,657 1.02% 1.59% 1.31% 47.52%
10/31/2018 18.62 0.16 0.19 0.35 (0.11) — (0.11) 18.86 1.86% 3,288 1.03% 0.83% 1.29% 34.22%
10/31/2017 14.82 0.16 3.89 4.05 (0.25) — (0.25) 18.62 27.56% 2,209 1.06% 0.96% 1.29% 37.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86 - Financial Highlights - April 30, 2022 (unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments ) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 13.67 $ 0.04 $ (2.74) $ (2.70) $ (0.45) $ (1.44) $ (1.89) $ 9.08 (22.16)% $ 1,183 1.49% 0.69% 1.52% 41.37%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
10/31/2019 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) 9.78 11.01%(g) 108 1.25% 1.17% 1.29% 71.10%
10/31/2018 12.57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) 10.21 (10.29)%(g) 100 1.27% 1.19% 1.31% 69.54%
10/31/2017(h) 10.00 0.06 2.51 2.57 — — — 12.57 25.70% 62 1.39% 0.57% 1.46% 90.35%
Class R6 Shares( i )
4/30/2022 (Unaudited) 13.76 0.07 (2.76) (2.69) (0.47) (1.44) (1.91) 9.16 (21.98)% 566,418 0.99% 1.19% 1.02% 41.37%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
10/31/2019 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) 9.82 11.37% 514,643 0.99% 1.42% 1.03% 71.10%
10/31/2018 12.61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) 10.24 (10.06)% 400,854 0.99% 1.18% 1.03% 69.54%
10/31/2017(h) 10.00 0.12 2.49 2.61 — — — 12.61 26.10% 566,490 0.99% 1.28% 1.03% 90.35%
Institutional Service Class Shares
4/30/2022 (Unaudited) 13.73 0.06 (2.73) (2.67) (0.47) (1.44) (1.91) 9.15 (21.89)% 38,239 1.06% 1.05% 1.09% 41.37%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
10/31/2019 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) 9.81 11.20% 13,879 1.11% 1.33% 1.15% 71.10%
10/31/2018 12.60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) 10.24 (10.04)% 15 0.99% 1.35% 1.03% 69.54%
10/31/2017(h) 10.00 0.09 2.51 2.60 — — — 12.60 26.00% 13 1.08% 0.98% 1.17% 90.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29,
2016 through October 31, 2017.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 87
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide AllianzGI International Growth Fund ("International Growth")
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6, Eagle Class and Institutional Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except Emerging Markets Debt, is a diversified fund as defined in the 1940 Act. Emerging Markets Debt is a non-
diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

88 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 89
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,422,142 $ – $ 15,422,142
Banks 10,153,395 2,738,902 – 12,892,297
Biotechnology – 2,171,938 – 2,171,938
Building Products – 6,582,065 – 6,582,065
Capital Markets – 3,675,877 – 3,675,877
Chemicals – 11,195,197 – 11,195,197
Diversified Financial Services – 998,523 – 998,523
Electronic Equipment, Instruments &
Components – 5,451,945 – 5,451,945
Entertainment 5,369,800 – – 5,369,800
Food & Staples Retailing 6,909,499 – – 6,909,499
Health Care Equipment & Supplies – 6,915,578 – 6,915,578
Hotels, Restaurants & Leisure – 6,123,476 – 6,123,476
Industrial Conglomerates – 1,487,802 – 1,487,802
Insurance – 6,860,289 – 6,860,289
Interactive Media & Services – 10,461,073 – 10,461,073
Internet & Direct Marketing Retail 14,907,647 5,300,632 – 20,208,279
IT Services 9,289,750 13,262,957 – 22,552,707
Life Sciences Tools & Services – 1,062,114 – 1,062,114
Machinery – 9,542,209 – 9,542,209
Pharmaceuticals – 5,333,965 – 5,333,965
Semiconductors & Semiconductor
Equipment 7,633,828 20,289,669 – 27,923,497
Software 10,711,607 7,592,127 – 18,303,734
Textiles, Apparel & Luxury Goods – 1,826,383 – 1,826,383
Trading Companies & Distributors – 7,039,869 – 7,039,869
Total Common Stocks $ 64,975,526 $ 151,334,732 $ – $ 216,310,258
Repurchase Agreement – 8,522,146 – 8,522,146
Total $ 64,975,526 $ 159,856,878 $ – $ 224,832,404
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 103,745 $ – $ 103,745
Common Stock 491,494 – – 491,494
Convertible Bonds – 2,542,298 – 2,542,298
Corporate Bonds – 99,143,081 – 99,143,081
Credit Default Swaps* – 380,398 – 380,398
Forward Foreign Currency Contracts – 471,620 – 471,620
Loan Participations   – 3,014,652 844,800 3,859,452
Repurchase Agreement – 3,998,899 – 3,998,899
Total Assets $ 491,494 $ 109,654,693 $ 844,800 $ 110,990,987
Total $ 491,494 $ 109,654,693 $ 844,800 $ 110,990,987

90 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,885,159 $ – $ 8,885,159
Collateralized Mortgage Obligations – 25,958,316 – 25,958,316
Commercial Mortgage-Backed Securities – 11,621,746 – 11,621,746
Common Stock 372,668 – – 372,668
Convertible Bonds – 2,152,094 – 2,152,094
Convertible Preferred Stock 1,293,871 – – 1,293,871
Corporate Bonds – 68,014,467 – 68,014,467
Credit Default Swaps* – 2,106,421 – 2,106,421
Foreign Government Securities – 1,638,610 – 1,638,610
Forward Foreign Currency Contracts – 274,720 – 274,720
Futures Contracts# 2,934,353 – – 2,934,353
Loan Participations – 8,155,409 – 8,155,409
Repurchase Agreement – 1,579,306 – 1,579,306
Total Assets $ 4,600,892 $ 130,386,248 $ – $ 134,987,140
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (286,338) $ – $ – $ (286,338)
Total Liabilities $ (286,338) $ – $ – $ (286,338)
Total $ 4,314,554 $ 130,386,248 $ – $ 134,700,802
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,862,906 $ – $ 1,862,906
Air Freight & Logistics – 2,077,917 – 2,077,917
Auto Components – 1,568,523 – 1,568,523
Automobiles – 5,601,422 – 5,601,422
Banks 1,658,273 13,641,355 – 15,299,628
Beverages – 4,298,183 – 4,298,183
Biotechnology – 757,037 – 757,037
Capital Markets – 3,981,134 – 3,981,134
Chemicals 1,768,824 6,947,583 – 8,716,407
Construction & Engineering – 1,202,542 – 1,202,542
Construction Materials – 793,355 – 793,355
Diversified Financial Services – 829,459 – 829,459
Diversified Telecommunication Services 1,594,987 3,972,486 – 5,567,473
Electric Utilities – 4,408,947 – 4,408,947
Electrical Equipment – 2,790,664 – 2,790,664
Electronic Equipment, Instruments &
Components – 1,197,413 – 1,197,413
Entertainment 289,660 921,720 – 1,211,380
Equity Real Estate Investment Trusts
(REITs) – 997,986 – 997,986
Food & Staples Retailing – 3,173,882 – 3,173,882
Food Products – 2,323,899 – 2,323,899
Gas Utilities – 749,033 – 749,033
Health Care Equipment & Supplies – 2,460,426 – 2,460,426
Health Care Providers & Services – 897,594 – 897,594
Household Durables – 2,812,663 – 2,812,663
Household Products – 1,170,175 – 1,170,175
Industrial Conglomerates – 3,652,661 – 3,652,661
Insurance 1,741,214 6,206,040 – 7,947,254
Interactive Media & Services – 1,493,837 – 1,493,837
Internet & Direct Marketing Retail 972,265 25,965 – 998,230
IT Services 1,624,180 3,700,354 – 5,324,534
Marine – 1,721,612 – 1,721,612
Metals & Mining – 9,891,947 – 9,891,947

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 91
Level 1 Level 2 Level 3 Total
Assets:
Multiline Retail $ – $ 1,034,712 $ – $ 1,034,712
Multi-Utilities – 786,046 – 786,046
Oil, Gas & Consumable Fuels 1,797,376 5,494,807 – 7,292,183
Personal Products – 4,380,541 – 4,380,541
Pharmaceuticals 1,328,000 15,827,637 – 17,155,637
Professional Services – 7,692,193 – 7,692,193
Real Estate Management & Development – 947,779 – 947,779
Semiconductors & Semiconductor
Equipment 4,776,571 3,422,198 – 8,198,769
Software – 825,144 – 825,144
Technology Hardware, Storage &
Peripherals – 3,154,653 – 3,154,653
Textiles, Apparel & Luxury Goods – 6,229,091 – 6,229,091
Tobacco – 427,699 – 427,699
Trading Companies & Distributors – 3,565,538 – 3,565,538
Wireless Telecommunication Services – 1,627,309 – 1,627,309
Total Common Stocks $ 17,551,350 $ 153,546,067 $ – $ 171,097,417
Exchange Traded Fund 596,400 – – 596,400
Repurchase Agreement – 1,475,158 – 1,475,158
Short-Term Investment 52,545 – – 52,545
Total $ 18,200,295 $ 155,021,225 $ – $ 173,221,520
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 23,137,558 $ – $ 23,137,558
Foreign Government Securities – 38,804,765 – 38,804,765
Forward Foreign Currency Contracts – 568,430 – 568,430
Total Assets $ – $ 62,510,753 $ – $ 62,510,753
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (247,101) $ – $ (247,101)
Total Liabilities $ – $ (247,101) $ – $ (247,101)
Total $ – $ 62,263,652 $ – $ 62,263,652
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ 852,264 $ 622,820 $ – $ 1,475,084
Automobiles 477,654 – – 477,654
Banks 798,080 2,687,409 – 3,485,489
Biotechnology 2,090,619 591,214 – 2,681,833
Capital Markets 1,011,517 1,187,050 – 2,198,567
Chemicals 2,110,373 – – 2,110,373
Commercial Services & Supplies 1,089,684 – – 1,089,684
Consumer Finance 383,585 – – 383,585
Diversified Telecommunication Services – 378,127 – 378,127
Electrical Equipment 166,916 539,546 – 706,462
Electronic Equipment, Instruments &
Components – 602,412 – 602,412
Entertainment 628,498 1,018,716 – 1,647,214
Food & Staples Retailing 802,897 – – 802,897
Food Products – 478,896 – 478,896
Health Care Equipment & Supplies 427,876 959,212 – 1,387,088
Health Care Providers & Services 1,875,769 – – 1,875,769
Hotels, Restaurants & Leisure 556,956 – – 556,956

92 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Household Durables $ – $ 1,048,607 $ – $ 1,048,607
Household Products 750,090 – – 750,090
Insurance 834,534 1,401,902 – 2,236,436
Interactive Media & Services – 680,129 – 680,129
Internet & Direct Marketing Retail 1,153,332 17,642 – 1,170,974
IT Services 3,725,247 – – 3,725,247
Life Sciences Tools & Services 680,016 – – 680,016
Machinery 823,766 1,080,022 – 1,903,788
Oil, Gas & Consumable Fuels 991,740 1,537,418 – 2,529,158
Personal Products – 742,100 – 742,100
Pharmaceuticals 846,008 1,212,049 – 2,058,057
Professional Services – 453,393 – 453,393
Road & Rail 1,120,486 – – 1,120,486
Semiconductors & Semiconductor
Equipment 2,373,479 – – 2,373,479
Software 4,841,648 664,261 – 5,505,909
Specialty Retail 947,818 – – 947,818
Technology Hardware, Storage &
Peripherals 506,022 – – 506,022
Trading Companies & Distributors – 527,823 – 527,823
Wireless Telecommunication Services – 625,752 – 625,752
Total Common Stocks $ 32,866,874 $ 19,056,500 $ – $ 51,923,374
Repurchase Agreement – 875,223 – 875,223
Total $ 32,866,874 $ 19,931,723 $ – $ 52,798,597
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 9,103,866 $ – $ 9,103,866
Air Freight & Logistics – 256,370 – 256,370
Airlines – 3,615,998 – 3,615,998
Auto Components – 3,974,486 – 3,974,486
Automobiles 1,223,469 2,880,458 – 4,103,927
Banks – 35,303,143 – 35,303,143
Beverages – 2,371,251 – 2,371,251
Biotechnology 7,102,285 5,305,604 – 12,407,889
Building Products 802,482 3,471,308 – 4,273,790
Capital Markets – 9,154,038 – 9,154,038
Chemicals 2,802,900 16,821,678 – 19,624,578
Commercial Services & Supplies – 2,731,340 – 2,731,340
Construction & Engineering – 7,513,978 – 7,513,978
Construction Materials – 4,589,271 – 4,589,271
Consumer Finance – 1,830,677 – 1,830,677
Containers & Packaging – 8,194,915 – 8,194,915
Distributors – 799,791 – 799,791
Diversified Financial Services – 4,449,324 – 4,449,324
Diversified Telecommunication Services – 5,489,907 – 5,489,907
Electric Utilities – 7,973,600 – 7,973,600
Electrical Equipment – 1,719,558 – 1,719,558
Electronic Equipment, Instruments &
Components – 17,860,422 – 17,860,422
Energy Equipment & Services – 1,608,880 – 1,608,880
Entertainment – 2,730,424 – 2,730,424
Equity Real Estate Investment Trusts
(REITs) 6,058,070 33,791,398 – 39,849,468
Food & Staples Retailing – 1,821,890 – 1,821,890
Food Products – 9,521,253 – 9,521,253
Gas Utilities – 7,341,144 – 7,341,144

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 93
Level 1 Level 2 Level 3 Total
Assets:
Health Care Equipment & Supplies $ – $ 13,970,273 $ – $ 13,970,273
Hotels, Restaurants & Leisure 1,265,207 31,726,554 – 32,991,761
Household Durables – 3,496,436 – 3,496,436
Independent Power and Renewable
Electricity Producers – 1,430,072 – 1,430,072
Industrial Conglomerates – 4,139,799 – 4,139,799
Insurance – 11,553,179 – 11,553,179
Interactive Media & Services – 3,118,944 – 3,118,944
Internet & Direct Marketing Retail – 1,789,137 – 1,789,137
IT Services 7,574,146 15,084,641 – 22,658,787
Leisure Products – 4,584,049 – 4,584,049
Life Sciences Tools & Services 3,186,288 10,276,264 – 13,462,552
Machinery – 52,734,735 – 52,734,735
Media – 12,374,450 – 12,374,450
Metals & Mining 2,559,041 13,944,341 – 16,503,382
Multiline Retail – 3,787,785 – 3,787,785
Oil, Gas & Consumable Fuels 1,676,851 12,920,607 – 14,597,458
Personal Products – 3,212,722 – 3,212,722
Pharmaceuticals 563,747 1,908,272 – 2,472,019
Professional Services – 3,153,787 – 3,153,787
Real Estate Management & Development 5,444,118 30,055,297 – 35,499,415
Road & Rail 3,445,880 8,835,858 – 12,281,738
Semiconductors & Semiconductor
Equipment – 16,548,313 – 16,548,313
Software 11,297,159 8,154,756 – 19,451,915
Specialty Retail – 11,159,234 – 11,159,234
Textiles, Apparel & Luxury Goods – 10,662,015 – 10,662,015
Trading Companies & Distributors 3,384,934 12,233,376 – 15,618,310
Transportation Infrastructure – 5,765,821 – 5,765,821
Water Utilities 2,178,786 2,699,054 – 4,877,840
Wireless Telecommunication Services 3,542,898 – – 3,542,898
Total Common Stocks $ 64,108,261 $ 523,545,743 $ – $ 587,654,004
Exchange Traded Fund 8,965,689 – – 8,965,689
Repurchase Agreement – 13,057,032 – 13,057,032
Rights – – – –
Total $ 73,073,950 $ 536,602,775 $ – $ 609,676,725
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2022, Global Sustainable Equity held one common stock investment that was categorized as Level 3 investment which was valued at $0.
As of April 30, 2022, International Small Cap held one rights investment that was categorized as Level 3 investment which was valued at $0.

94 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated
Global High Yield
Loan
Participation Total
Balance as of 10/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
844,800 844,800
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2022 $ 844,800 $844,800
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
4/30/2022 ** $– $—
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 95 with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of April 30, 2022, the Funds had no open option contracts.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

96 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 97 the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated

98 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2022:
Global High Yield
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 380,398
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 471,620
Total $ 852,018
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 2,106,421
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 274,720
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 2,934,353
Total $ 5,315,494
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (286,338)
Total $ (286,338)

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 99
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2022:
Emerging Markets Debt
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 568,430
Total $ 568,430
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (247,101)
Total $ (247,101)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (138,918)
Forward Foreign Currency Contracts
Currency risk 1,333,574
Total $ 1,194,656
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (84,313)
Forward Foreign Currency Contracts
Currency risk 889,355
Futures Contracts
Interest rate risk 3,061,146
Total $ 3,866,188
Emerging Markets Debt
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 142,543
Total $ 142,543
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 738,794
Forward Foreign Currency Contracts
Currency risk 423,235
Total $ 1,162,029

100 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2022, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 2,626,376
Forward Foreign Currency Contracts
Currency risk 232,202
Futures Contracts
Interest rate risk 1,900,175
Total $ 4,758,753
Emerging Markets Debt
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 149,955
Total $ 149,955
Global High Yield
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 16,635,714
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 19,684
Average Settlement Value Sold $ 17,080,151
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 85,214,286
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 13,479
Average Settlement Value Sold $ 10,491,645
Futures Contracts:
Average Notional Balance Long $ 3,259,406
Average Notional Balance Short $ 54,856,939
Emerging Markets Debt
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 11,690,643
Average Settlement Value Sold $ 16,828,409

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 101
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2022:
Global High Yield
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Brown Bros Harriman &
Co.
Forward Foreign
Currency Contracts $ 329 $ — $ — $ 329
HSBC Bank PLC
Forward Foreign
Currency Contracts 471,291 — — 471,291
Total $ 471,620 $ — $ — $ 471, 6 2 0
Amounts designated as “—” are zero.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
HSBC Bank, N.A.
Forward Foreign
Currency Contracts $ 274,720 $ — $ — $ 274,720
Total $ 274,720 $ — $ — $ 274,720
Amounts designated as “—” are zero.

102 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of April 30, 2022, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
Emerging Markets Debt
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset  Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of  Asset
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ 4,266 $ (4,266) $ — $ —
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts 303,903 (158,162) — 145,741
Deutsche Bank Securities,
Inc.
Forward Foreign
Currency Contracts 104,375 — — 104,375
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 155,886 (41,203) — 114,683
Total $ 568,430 $ (203,631) $ — $ 364,799
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ (46,024) $ 4,266 $ — $ (41,758)
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts (158,162) 158,162 — —
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (41,203) 41,203 — —
Royal Bank of Canada
Forward Foreign
Currency Contracts (1,712) — — (1,712)
Total $ (247,101) $ 203,631 $ — $ (43,470)
Amounts designated as “—” are zero.
Strategic Income
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Osmosis Buyer Ltd., Term
Loan 07/31/2028 0.00% $ 136,111 $ 133,899 $– $– $ 136,111 $ 133,899
Amounts designated as “—” are zero or have been rounded to zero.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 103
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income,” as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 8,522,146
Global High Yield 3,998,899
Strategic Income 1,579,306
International Equities 1,527,703
Global Sustainable Equity 875,223
International Small Cap 13,057,032

104 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth CF Secured, LLC $ 8,522,146 $ – $ 8,522,146 $ (8,522,146) $ –
Total $ 8,522,146 $ – $ 8,522,146 $ (8,522,146) $ –

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 105
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Global High Yield CF Secured, LLC $ 3,998,899 $ – $ 3,998,899 $ (3,998,899) $ –
Total $ 3,998,899 $ – $ 3,998,899 $ (3,998,899) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Strategic Income CF Secured, LLC $ 1,579,306 $ – $ 1,579,306 $ (1,579,306) $ –
Total $ 1,579,306 $ – $ 1,579,306 $ (1,579,306) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equities CF Secured, LLC $ 1,475,158 $ – $ 1,475,158 $ (1,475,158) $ –
Total $ 1,475,158 $ – $ 1,475,158 $ (1,475,158) $ –

106 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Global
Sustainable
Equity CF Secured, LLC $ 875,223 $ – $ 875,223 $ (875,223) $ –
Total $ 875,223 $ – $ 875,223 $ (875,223) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Small Cap CF Secured, LLC $ 13,057,032 $ – $ 13,057,032 $ (13,057,032) $ –
Total $ 13,057,032 $ – $ 13,057,032 $ (13,057,032) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 107
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly for International Growth, International Equities, Global Sustainable
Equity, and International Small Cap. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

108 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
As of April 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Global High Yield
Amundi Asset Management US, Inc.
(" Amundi ")
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Emerging Markets Debt abrdn (formerly, Aberdeen Standard Alternative Funds Limited)
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.70%
$1 billion and more 0.67%
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Debt All Assets 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
International Growth 0.70% 0.60%
Global High Yield 0.64 0.48
Strategic Income 0.55 0.30
International Equities 0.75 0.75
Emerging Markets Debt 0.70 0.56
Global Sustainable Equity 0.75 0.53
International Small Cap 0.95 0.92

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 109
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $491,805 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other
Fund Classes
Amount
(annual rate)
International Growth All Classes 0.72%
Global High Yield All Classes 0.70
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Emerging Markets Debt All Classes 0.90
Global Sustainable Equity All Classes 0.95
International Small Cap All Classes 0.99
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
April 30, 2022
Amount Total
International Growth $ 48,249 (a) $ 283,517 $ 249,610 $ 126,364 $ 707,740
Global High Yield 94,601 187,366 179,168 91,124 552,259
Strategic Income 60,686 371,670 370,812 182,366 985,534
International Equities — — — — —
Emerging Markets Debt 50,121 104,312 101,667 48,375 304,475
Global Sustainable Equity 80,241 151,252 150,314 65,881 447,688
International Small Cap 112,890 196,430 141,089 85,777 536,186
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $8,281 for the period from October 1, 2019 through October 31, 2019 and $39,968 for the period from June 1, 2019 through September 30, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

110 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $2,533.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $2,682. From these fees, NFD retained a portion amounting to $394.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class
A CDSCs are 1.00% for International Growth, International Equities, Global Sustainable Equity, and International Small Cap.
Applicable Class A CDSCs are 0.75% for Global High Yield, Strategic Income and Emerging Markets Debt. Class C CDSCs are
1.00% for all Funds. During the six months ended April 30, 2022, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Eagle Class
Institutional
Service Class
International Growth 0.11 % N/A N/A 0.23%
Global High Yield 0.06 0.06 % N/A 0.15
Strategic Income 0.05 0.10 N/A 0.12
International Equities 0.08 0.06 N/A 0.04
Emerging Markets Debt N/A N/A N/A 0.10
Global Sustainable Equity 0.10 N/A N/A 0.06
International Small Cap 0.25 N/A N/A 0.07
N/A — Not Applicable.
Fund Amount
International Growth $ 277,991
Global High Yield 1,499
Strategic Income 31,132
International Equities 3,768

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 111
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
On June 2, 2021, Nationwide Retirement Solutions, a wholly-owned subsidiary of NFSDI, made a $77,738 contribution to the
International Growth to offset capital losses due to the sale of securities. See the International Growth Financial Highlights for the
impact on the total return of the Fund.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Emerging Markets Debt 10
Global Sustainable Equity 24,133
International Small Cap 17,947
Fund
% of Shares
Outstanding
Owned
International Growth 89.59%
Global High Yield 97.71
Strategic Income 64.19
International Equities —
Emerging Markets Debt 99.86
Global Sustainable Equity —
International Small Cap 64.71
Amounts designated as "—" are zero or have been rounded to zero.
Fund Purchases
*
Sales
*
International Growth $ 62,099,440 $ 25,106,085

112 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests
Fund Purchases
*
Sales
*
Global High Yield 37,673,778 33,072,258
Strategic Income 47,207,266 51,137,042
International Equities 46,826,994 55,760,473
Emerging Markets Debt 17,813,550 12,055,079
Global Sustainable Equity 9,773,985 11,731,036
International Small Cap 333,738,920 277,206,840
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 113 in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of

114 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.

International Funds - April 30, 2022 (unaudited) - Notes to Financial Statements - 115
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2021, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
As of April 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting
Fund % of Shares
Number of
Accounts
International Growth 87.21% 2(a)
Global High Yield 79.04 3(a)
Strategic Income 56.40 4(a)
International Equities 85.14 2
Emerging Markets Debt 86.46 3(a)
Global Sustainable Equity 46.33 1
International Small Cap 31.92 2(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 1,728
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 215,611,843 $ 41,970,612 $ (32,750,051) $ 9,220,561
Global High Yield 122,109,200 1,429,441 (13,165,419) (11,735,978)
Strategic Income 137,622,482 6,314,971 (12,802,162) (6,487,191)
International Equities 154,870,216 27,433,192 (9,081,888) 18,351,304
Emerging Markets Debt 73,525,318 1,134,847 (12,396,513) (11,261,666)
Global Sustainable Equity 42,865,473 14,929,085 (4,995,961) 9,933,124
International Small Cap 652,059,414 44,911,210 (87,293,899) (42,382,689)

116 - Notes to Financial Statements - April 30, 2022 (unaudited) - International Funds standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission (“SEC”) announced that Allianz
Global Investors U.S. LLC (“AllianzGI U.S.”), which currently serves as the Nationwide AllianzGI International Growth Fund’s (the
“Fund”) sub-adviser, agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI
U.S. options trading strategy that was marketed and sold to certain institutional investors. As a consequence of the guilty plea and related settlement, AllianzGI U.S. has been immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The SEC announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds, including the Fund, for up to ten weeks.
Nationwide Fund Advisors, the investment adviser for the Fund, is reviewing the situation and will make a recommendation to the
Fund’s Board of Trustees in the near future regarding the transition of sub-advisory services for the Fund to another sub-adviser.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

International Funds - April 30, 2022 (unaudited) - Supplemental Information - 117
Nationwide AllianzGI International Growth Fund
Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group

118 - Supplemental Information - April 30, 2022 (unaudited) - International Funds funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting. At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns

International Funds - April 30, 2022 (unaudited) - Supplemental Information - 119 that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that Nationwide AllianzGI International Growth Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bond Fund, Nationwide Bond Portfolio, Nationwide BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon
Dynamic U.S. Core Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Small
Cap Growth Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide
Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide Multi-Cap Portfolio Fund were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of Nationwide Loomis Short Term Bond Fund, less than two basis points above the peer group median). With respect to Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global
High Yield Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide International Small Cap Fund, Nationwide
Loomis Short Term Bond Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund, the
Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of Nationwide American Century Small Cap Income Fund less than two basis points above the peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In the case of the Nationwide Core Plus Bond Fund, the Trustees considered that both the Fund’s actual management fee and total expense ratio were above the Fund’s peer medians by a larger margin, but not by so large a margin in either case as to be inconsistent with the continuation of the Advisory Agreements, particularly in light of the Fund’s relatively favorable long-term investment performance.
The Trustees considered that, with the exception of the Funds referred to below in this paragraph and the next, each of these Funds was shown to have experienced three-year performance for the period ended June 30, 2021 (or the two-year period for Nationwide
Multi-Cap Portfolio Fund which commenced operations in December 2018) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to Nationwide Bailard International Equities Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of country selection on the Fund’s performance and that the Adviser stated that it would continue to monitor the Fund closely. The Trustees also considered the Adviser’s statements that the Fund is used as a pooled investment vehicle for the accounts of clients of the Fund’s Sub-Adviser, Bailard, Inc. With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statement that the Fund’s underperformance was substantially the result of the
Fund’s portfolio having a lower allocation to corporate credit risk and higher credit quality compared to certain other funds its peer group. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year. With respect to Nationwide Small Company Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s strategy has underperformed in recent periods when quality is out of favor and investor sentiment drives stock prices and that the Fund has outperformed its benchmark in twelve of the last fourteen calendar years. With respect to Nationwide Bond Portfolio, the Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30,
2021.
With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees considered that while the Fund had experienced three-
year performance in the fourth quintile of its peer group, investment performance had improved to the second quintile of its peer group for the one-year period ended June 30, 2021. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees
noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance in recent periods was attributable in substantial part to the Fund’s investments in a limited number of issuers and a market environment that favored lower quality issuers.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to Nationwide Emerging Markets Debt Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher

120 - Supplemental Information - April 30, 2022 (unaudited) - International Funds than the Fund’s peer group median in the fourth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the third quintile of its peer group, and that the Fund had experienced performance in the second quintile for the one-year period ended the same date. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to the Nationwide Core Plus Bond Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fifth quintile of its peer group but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median. The Trustees noted that the Fund had experienced above-median three-year performance for the period ended June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Global Sustainable Equity Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median and the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of its favorable levels of three-year investment performance shown to be within the first quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted that the Fund’s group of peer funds was limited.
The Trustees noted specifically that the Fund was shown to pay actual management fees at the lowest level among its peers, although its total expense ratio (including 12b-1/non-12b-1 fees) was shown to be higher than the median of its peers, but within what the Trustees considered to be a generally acceptable range of the Fund’s peer group median, particularly in light of the recent organization of the Fund. The Trustees considered that the Fund had been relatively recently organized and did yet not have a full year of performance as of June 30, 2021. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Loomis All Cap Growth Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median though within what the Trustees considered to be an acceptable range, and the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median in the fourth quintile of its peer group, due in large part, though not entirely, to the fact that it was the only Fund shown among its peers to pay 12b-1/non-
12b-1 fees in the relevant share class. The Trustees noted that the Fund had experienced three-year performance for the period ended June 30, 2021 within the fourth quintile of its peer group. The Trustees considered the Adviser’s statements regarding the
Fund’s performance, including the statement that the market environment in recent periods was unfavorable to the Sub-Adviser’s style of growth investing, and the effect that the concentration of the Fund’s portfolio might have on performance relative to peers.
The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance and fees. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of
Nationwide Emerging Markets Debt Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.

International Funds - April 30, 2022 (unaudited) - Supplemental Information - 121
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

International Funds - April 30, 2022 (unaudited) - Management Information - 123
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

124 - Management Information - April 30, 2022 (unaudited) - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - April 30, 2022 (unaudited) - Management Information - 125
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

126 - Market Index Definitions - April 30, 2022 (unaudited) - International Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - April 30, 2022 (unaudited) - Market Index Definitions - 127
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

128 - Market Index Definitions - April 30, 2022 (unaudited) - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

International Funds - April 30, 2022 (unaudited) - Market Index Definitions - 129
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

130 - Market Index Definitions - April 30, 2022 (unaudited) - International Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

International Funds - April 30, 2022 (unaudited) - Glossary - 131
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

132 - Glossary - April 30, 2022 (unaudited) - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

International Funds - April 30, 2022 (unaudited) - Glossary - 133
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Semiannual Report
April 30, 2022 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other Fund documents via eDelivery
you may elect this option
by contacting your financial intermediary (such as a
broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 96
Statements of Operations 100
Statements of Changes in Net Assets 102
Financial Highlights 112
Notes to Financial Statements 124
Supplemental Information 148
Management Information 151
Market Index Definitions 154
Glossary 160

Nationwide Mutual Funds - April 30, 2022 (Unaudited) - Message to Investors - 1
Dear Investor,
Equity markets were notably weak during the semi-annual reporting period ended April 30, 2022, as continued COVID-19 pressure, elevated investor expectations, stubborn inflation, and geopolitical tension weighed on returns.
Economic growth slowed through the period due to the Omicron variant and pressure from commodity prices, with gross domestic product (“GDP”) growth of 6.9% in the fourth quarter of 2021 decelerating to -1.4% for the first quarter of 2022, followed by an expected rebound during the second quarter, with performance during the reporting period ended April 30 at nearly 4%. Corporate profits continue to surprise markets as well with modest performance expected throughout the year.
U.S. economic activity decelerated following the impressive post-recession rebound with the S&P 500
®
lower in the first
4 of the 6 months of the year, as the Omicron variant weighed on consumer activity.
Markets experienced their first meaningful period of weakness since the initial stages of the pandemic, as elevated valuations and geopolitical uncertainty impacted equity markets. Historic levels of inflation, incremental Federal Reserve hawkishness, and widening credit spreads hurt bond market returns. The S&P 500
®
Index (“S&P 500”) experienced substantial volatility throughout the period, though the Index managed to hit a record high on January 3, 2022, based on investor optimism. A “wall of worry” quickly developed, beginning with the Omicron variant surge of COVID-19, followed by a shift in Federal Reserve (“Fed”) sentiment, and finally the Russian invasion of Ukraine. These impacts resulted in a sharp reversal in performance. The S&P 500 was up nearly
2% through the first two months of the period but finished the reporting period with a 10% loss.
International markets endured even greater volatility, as economic optimism quickly gave way to geopolitical fear, with the MSCI
EAFE
®
Index finishing the period with a loss of nearly 12%. The MSCI Emerging Markets
®
Index was notably weak, due to
continued stress on China and surging commodity prices.
The market decline took a notably “risk-off” tone, with many of the areas that drove the post-recession surge reversing course.
Value indexes notably outperformed growth indexes, while large-cap indexes beat small-cap indexes. The Energy sector was the clear winner for the period given the 26% rally in crude prices, followed by the Consumer Staples, and Utilities sectors, while the
Telecommunications, Consumer Discretionary, and Financials sectors lagged.
Fixed-income returns were universally weak, with surging interest rates and widening credit spreads driving negative returns.
The Fed became notably more hawkish during the period, ultimately resulting in a “lift-off” of the Federal Funds rate on March
26, 2022, along with the planned run-off of the near $9 trillion balance sheet. Interest rates jumped through the period, with the
10-year Treasury yield rising and the 2-year yield reflecting an even sharper rise. This resulted in the yield curve briefly inverting in April for the first time since 2019.
Volatility will likely persist given the continued geopolitical uncertainty and historic levels of inflation. Markets have begun to stabilize, given the hope for a resolution of the geopolitical uncertainty and the resetting of investor expectations. Equity markets may resume upward trajectory when tensions settle, given the solid position of the consumer, strong employment market, healthy wage gains, and desire to spend. Corporate earnings also continue to trend higher, providing a healthy fundamental backdrop.
Stressful and volatile periods in the market require investors to remain vigilant and informed and avoid the temptation to try to react to market changes on emotion, as it often leads to suboptimal outcomes. Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued
support and confidence. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - April 30, 2022 (Unaudited) - Nationwide Mutual Funds
The following chart provides returns for various market segments for six-month reporting period ended April 30, 2022:
Index
Semiannual Total Return
(as of April 30, 2022)
Bloomberg Emerging
Markets USD Aggregate
Bond -13.25%
Bloomberg Municipal Bond -7.90%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -3.24%
Bloomberg U.S. 10-20 Year
Treasury Bond -15.41%
Bloomberg U.S. Aggregate
Bond -9.47%
Bloomberg U.S. Corporate
High Yield -7.41%
MSCI EAFE
®
-11.80%
MSCI Emerging Markets
®
-14.15%
MSCI World ex USA -11.87%
Russell 1000
®
Growth -17.84%
Russell 1000
®
Value -3.94%
Russell 2000
®
-18.38%
S&P 500
®
-9.65%
Source: Morningstar

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 39.1%
Mortgage-Backed Securities 27.4%
Corporate Bonds 24.5%
Commercial Mortgage-Backed Securities 2.1%
Foreign Government Securities 1.8%
U.S. Government Agency Securities 1.6%
Supranational 1.5%
Municipal Bonds 0.9%
Repurchase Agreement 0.4%
Asset-Backed Securities 0.3%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Banks 4.3%
Oil, Gas & Consumable Fuels 1.8%
Electric Utilities 1.5%
Capital Markets 1.3%
Health Care Providers & Services 1.1%
Equity Real Estate Investment Trusts (REITs) 1.0%
Pharmaceuticals 0.9%
Media 0.8%
Diversified Telecommunication Services 0.8%
Insurance 0.7%
Other Industries
#
85.8%
100.0%
Top Holdings
2
FNMA UMBS, 2.00%, 4/1/2036 0.8%
U.S. Treasury Notes, 2.75%, 8/31/2023 0.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 5/25/2052 0.7%
U.S. Treasury Notes, 2.25%, 1/31/2024 0.7%
GNMA, 2.50%, 5/15/2052 0.6%
U.S. Treasury Notes, 1.38%, 8/31/2023 0.6%
GNMA, 2.00%, 4/20/2051 0.6%
U.S. Treasury Notes, 1.63%, 5/15/2031 0.6%
U.S. Treasury Notes, 2.25%, 12/31/2023 0.6%
U.S. Treasury Notes, 2.25%, 3/31/2024 0.6%
Other Holdings
#
93.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

4 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreement 2.6%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets (1.3)%
100.0%
Top Industries
2
Pharmaceuticals 9.2%
Banks 8.6%
Insurance 5.1%
Oil, Gas & Consumable Fuels 4.3%
Metals & Mining 3.7%
Food Products 3.5%
Chemicals 3.4%
Automobiles 3.1%
Textiles, Apparel & Luxury Goods 3.1%
Semiconductors & Semiconductor Equipment 2.8%
Other Industries
#
53.2%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.4%
Roche Holding AG 1.7%
ASML Holding NV 1.5%
Shell plc 1.4%
AstraZeneca plc 1.3%
Novartis AG (Registered) 1.3%
Novo Nordisk A/S Class B 1.3%
Toyota Motor Corp. 1.2%
LVMH Moet Hennessy Louis Vuitton SE 1.2%
HSBC Holdings plc 0.8%
Other Holdings
#
85.9%
100.0%
Top Countries
2
Japan 21.4%
United Kingdom 11.9%
France 10.2%
Switzerland 10.1%
Australia 8.7%
Germany 7.8%
Netherlands 5.2%
Sweden 3.2%
Denmark 2.7%
Hong Kong 2.4%
Other Countries
#
16.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide Mid Cap Market Index Fund - April 30, 2022 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement 0.7%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 9.0%
Banks 6.5%
Machinery 4.3%
Insurance 4.1%
Software 3.8%
Metals & Mining 3.5%
Oil, Gas & Consumable Fuels 3.5%
Semiconductors & Semiconductor Equipment 3.3%
Electronic Equipment, Instruments & Components 3.2%
Specialty Retail 3.2%
Other Industries
#
55.6%
100.0%
Top Holdings
2
Targa Resources Corp. 0.8%
Steel Dynamics, Inc. 0.7%
Carlisle Cos., Inc. 0.6%
Rexford Industrial Realty, Inc. 0.6%
Alcoa Corp. 0.6%
Reliance Steel & Aluminum Co. 0.6%
Cleveland-Cliffs, Inc. 0.6%
EQT Corp. 0.6%
Cognex Corp. 0.6%
First Horizon Corp. 0.6%
Other Holdings
#
93.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

6 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Asset Allocation
1
Common Stocks 100.2%
Repurchase Agreement 0.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.7)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 25.6%
Software 17.9%
IT Services 10.1%
Life Sciences Tools & Services 9.1%
Aerospace & Defense 8.5%
Communications Equipment 6.1%
Biotechnology 3.9%
Technology Hardware, Storage & Peripherals 3.1%
Interactive Media & Services 2.5%
Health Care Technology 2.0%
Other Industries
#
11.2%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 4.2%
Broadcom, Inc. 4.1%
Thermo Fisher Scientific, Inc. 4.1%
Lam Research Corp. 3.5%
Lockheed Martin Corp. 3.2%
Intuit, Inc. 3.1%
Adobe, Inc. 2.9%
Mastercard , Inc., Class A 2.7%
KLA Corp. 2.4%
Illumina, Inc. 2.2%
Other Holdings
#
67.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Nationwide S&P 500 Index Fund - April 30, 2022 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Software 8.7%
Technology Hardware, Storage & Peripherals 7.3%
Semiconductors & Semiconductor Equipment 5.4%
Interactive Media & Services 5.3%
IT Services 4.4%
Pharmaceuticals 4.3%
Oil, Gas & Consumable Fuels 3.9%
Banks 3.7%
Internet & Direct Marketing Retail 3.2%
Health Care Providers & Services 3.2%
Other Industries
#
50.6%
100.0%
Top Holdings
2
Apple, Inc. 7.0%
Microsoft Corp. 6.0%
Amazon.com, Inc. 3.1%
Tesla, Inc. 2.1%
Alphabet, Inc., Class A 2.0%
Alphabet, Inc., Class C 1.8%
Berkshire Hathaway, Inc., Class B 1.7%
UnitedHealth Group, Inc. 1.4%
Johnson & Johnson 1.4%
NVIDIA Corp. 1.3%
Other Holdings
#
72.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

8 - Fund Overview - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 3.8%
Rights
†
0.0%
Futures Contracts (0.1%)
Liabilities in excess of other assets (2.8)%
100.0%
Top Industries
2
Banks 8.5%
Equity Real Estate Investment Trusts (REITs) 7.1%
Biotechnology 5.9%
Oil, Gas & Consumable Fuels 5.7%
Software 5.3%
Machinery 3.4%
Health Care Equipment & Supplies 3.2%
Semiconductors & Semiconductor Equipment 2.9%
Health Care Providers & Services 2.8%
Hotels, Restaurants & Leisure 2.3%
Other Industries
#
52.9%
100.0%
Top Holdings
2
Ovintiv , Inc. 0.5%
Avis Budget Group, Inc. 0.4%
Antero Resources Corp. 0.4%
BJ's Wholesale Club Holdings, Inc. 0.3%
Chesapeake Energy Corp. 0.3%
AMC Entertainment Holdings, Inc., Class A 0.3%
Tenet Healthcare Corp. 0.3%
EastGroup Properties, Inc. 0.3%
Southwestern Energy Co. 0.3%
Tetra Tech, Inc. 0.3%
Other Holdings
#
96.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2022.
2
Percentages indicated are based upon total investments as of April 30, 2022.

Index Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2021) and continued to hold your shares at the end of the reporting period (April 30, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from
November 1, 2021 through April 30, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2021 through April 30, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expense s Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 902.00 3.07 0.65
Hypothetical
(a)(b)
1,000.00 1,021.57 3.26 0.65
Class C Shares
Actual
(a)
1,000.00 899.10 6.07 1.29
Hypothetical
(a)(b)
1,000.00 1,018.40 6.46 1.29
Class R6 Shares
Actual
(a)
1,000.00 903.80 1.13 0.24
Hypothetical
(a)(b)
1,000.00 1,023.60 1.20 0.24
Institutional Service Class Shares
Actual
(a)
1,000.00 902.50 2.26 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48

10 - Shareholder Expense Example - April 30, 2022 (Unaudited) - Index Funds
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 870.40 3.25 0.70
Hypothetical
(a)(b)
1,000.00 1,021.32 3.51 0.70
Class C Shares
Actual
(a)
1,000.00 867.60 6.95 1.50
Hypothetical
(a)(b)
1,000.00 1,017.36 7.50 1.50
Class R Shares
Actual
(a)
1,000.00 869.20 4.87 1.05
Hypothetical
(a)(b)
1,000.00 1,019.59 5.26 1.05
Class R6 Shares
Actual
(a)
1,000.00 872.30 1.39 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 871.50 2.46 0.53
Hypothetical
(a)(b)
1,000.00 1,022.17 2.66 0.53
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 898.10 3.25 0.69
Hypothetical
(a)(b)
1,000.00 1,021.37 3.46 0.69
Class C Shares
Actual
(a)
1,000.00 895.00 6.44 1.37
Hypothetical
(a)(b)
1,000.00 1,018.00 6.85 1.37
Class R Shares
Actual
(a)
1,000.00 897.00 4.52 0.96
Hypothetical
(a)(b)
1,000.00 1,020.03 4.81 0.96
Class R6 Shares
Actual
(a)
1,000.00 900.10 1.22 0.26
Hypothetical
(a)(b)
1,000.00 1,023.51 1.30 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 899.10 2.26 0.48
Hypothetical
(a)(b)
1,000.00 1,022.41 2.41 0.48
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 850.60 2.94 0.64
Hypothetical
(a)(b)
1,000.00 1,021.62 3.21 0.64
Class C Shares
Actual
(a)
1,000.00 847.50 6.28 1.37
Hypothetical
(a)(b)
1,000.00 1,018.00 6.85 1.37
Class R6 Shares
Actual
(a)
1,000.00 852.00 1.38 0.30
Hypothetical
(a)(b)
1,000.00 1,023.31 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 851.50 1.93 0.42
Hypothetical
(a)(b)
1,000.00 1,022.71 2.11 0.42

Index Funds - April 30, 2022 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/21
Ending Account
Value($) 4/30/22
Expenses Paid
During Period ($)
11/1/21 - 4/30/22
Expense Ratio
During Period (%)
11/1/21 - 4/30/22
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 901.00 2.73 0.58
Hypothetical
(a)(b)
1,000.00 1,021.92 2.91 0.58
Class C Shares
Actual
(a)
1,000.00 898.10 5.79 1.23
Hypothetical
(a)(b)
1,000.00 1,018.70 6.16 1.23
Class R Shares
Actual
(a)
1,000.00 899.60 4.43 0.94
Hypothetical
(a)(b)
1,000.00 1,020.13 4.71 0.94
Class R6 Shares
Actual
(a)
1,000.00 903.00 0.90 0.19
Hypothetical
(a)(b)
1,000.00 1,023.85 0.95 0.19
Institutional Service Class Shares
Actual
(a)
1,000.00 901.50 2.07 0.44
Hypothetical
(a)(b)
1,000.00 1,022.61 2.21 0.44
Service Class Shares
Actual
(a)
1,000.00 901.10 2.78 0.59
Hypothetical
(a)(b)
1,000.00 1,021.87 2.96 0.59
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 813.60 3.06 0.68
Hypothetical
(a)(b)
1,000.00 1,021.42 3.41 0.68
Class C Shares
Actual
(a)
1,000.00 811.00 6.20 1.38
Hypothetical
(a)(b)
1,000.00 1,017.95 6.90 1.38
Class R Shares
Actual
(a)
1,000.00 812.30 4.45 0.99
Hypothetical
(a)(b)
1,000.00 1,019.89 4.96 0.99
Class R6 Shares
Actual
(a)
1,000.00 815.70 1.17 0.26
Hypothetical
(a)(b)
1,000.00 1,023.51 1.30 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 815.00 1.85 0.41
Hypothetical
(a)(b)
1,000.00 1,022.76 2.06 0.41
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2021 through April 30, 2022 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 157,008 155,004
Automobiles 0.3%
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 696,029 692,670
Credit Card 0.0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 47,460
Total Asset-Backed Securities
(cost $901,840)
895,134
Commercial Mortgage-Backed Securities 2.1%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 445,816
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 656,574
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 497,972
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 100,371
Series K037, Class A2,
3.49%, 1/25/2024 200,000 201,285
Series K066, Class A2,
3.12%, 6/25/2027 250,000 249,263
Series K739, Class A2,
1.34%, 9/25/2027 620,000 562,324
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 200,634
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,200,000 1,116,234
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 733,208
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C10, Class A5,
4.21%, 7/15/2046(a) 250,000 250,527
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 445,024
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 142,662
Total Commercial Mortgage-Backed
Securities
(cost $5,940,359) 5,601,894
Corporate Bonds 24.5%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 201,846
1.43%, 2/4/2024 250,000 240,206
3.10%, 5/1/2026 200,000 189,162
3.20%, 3/1/2029 150,000 134,966
5.15%, 5/1/2030 50,000 49,605
5.71%, 5/1/2040 200,000 199,821
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 49,373
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 56,028
Leidos , Inc. ,
2.30%, 2/15/2031 50,000 41,187
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 96,196
4.15%, 6/15/2053 10,000 9,695
4.30%, 6/15/2062 10,000 9,751
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 101,554
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 200,138
4.50%, 6/1/2042 100,000 99,083
Textron, Inc. ,
4.30%, 3/1/2024 250,000 253,730
1,932,341
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 98,948
4.55%, 4/1/2046 100,000 92,415
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 246,079
5.30%, 4/1/2050 100,000 113,270
550,712
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 100,000 86,686
Auto Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 49,254
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 69,363
2.65%, 7/1/2027 25,000 23,222
Lear Corp. ,
3.80%, 9/15/2027 123,000 118,630
260,469

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 50,000 64,289
General Motors Co. ,
6.25%, 10/2/2043 150,000 155,030
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 18,186
237,505
Banks 4.3%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 196,123
4.25%, 4/11/2027 200,000 196,950
Bank of America Corp. ,
(SOFR + 0.67%), 1.84%,
2/4/2025(b) 60,000 58,074
4.25%, 10/22/2026 145,000 144,681
(SOFR + 1.05%), 2.55%,
2/4/2028(b) 95,000 87,747
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 265,879
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 241,747
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 86,342
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 171,578
(SOFR + 1.33%), 2.97%,
2/4/2033(b) 95,000 82,664
(SOFR + 1.83%), 4.57%,
4/27/2033(b) 40,000 39,822
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 50,000 37,402
5.88%, 2/7/2042 25,000 28,379
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 250,000 237,949
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 238,320
Barclays plc ,
4.84%, 5/9/2028 200,000 196,674
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 250,912
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 252,470
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 302,372
3.70%, 1/12/2026 250,000 247,220
3.40%, 5/1/2026 200,000 194,917
(SOFR + 1.28%), 3.07%,
2/24/2028(b) 10,000 9,394
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 95,130
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 150,000 143,474
6.63%, 6/15/2032 182,000 204,397
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
4.65%, 7/23/2048 100,000 98,546
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 240,419
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 99,880
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 147,914
(SOFR + 1.66%), 4.34%,
4/25/2033(b) 20,000 19,922
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 196,165
4.95%, 3/31/2030 200,000 201,783
6.50%, 9/15/2037 100,000 111,469
JPMorgan Chase & Co. ,
3.63%, 5/13/2024 350,000 352,890
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 200,904
3.13%, 1/23/2025 250,000 247,159
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 93,576
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 239,726
3.30%, 4/1/2026 250,000 244,235
(SOFR + 1.32%), 4.08%,
4/26/2026(b) 100,000 99,746
(SOFR + 1.56%), 4.32%,
4/26/2028(b) 100,000 99,553
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 24,763
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 88,824
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 108,590
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 30,792
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 150,000 132,686
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 200,000 153,951
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 91,646
2.88%, 4/3/2028 200,000 198,007
1.75%, 9/14/2029 100,000 91,649
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 252,752
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 190,006
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 182,600

14 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 236,406
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 248,772
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 200,000 178,765
Royal Bank of Canada ,
0.65%, 7/29/2024 200,000 187,978
2.25%, 11/1/2024 250,000 242,730
2.05%, 1/21/2027 100,000 92,337
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 98,636
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b) 250,000 227,371
Sumitomo Mitsui Financial
Group, Inc. ,
3.20%, 9/17/2029 250,000 227,845
Toronto-Dominion Bank (The) ,
2.65%, 6/12/2024 200,000 197,715
1.25%, 12/13/2024 100,000 94,929
US Bancorp ,
2.40%, 7/30/2024 250,000 245,709
Series X, 3.15%, 4/27/2027 250,000 243,583
Wells Fargo & Co. ,
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 218,123
(SOFR + 1.50%), 3.35%,
3/2/2033(b) 50,000 45,430
5.61%, 1/15/2044 283,000 302,165
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 60,000 62,402
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 150,473
3.13%, 11/18/2041 65,000 50,413
11,602,552
Beverages 0.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 285,000 280,905
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 4/15/2058 100,000 94,005
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 97,520
2.60%, 6/1/2050 100,000 75,623
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 51,608
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 180,308
Keurig Dr Pepper, Inc. ,
4.50%, 4/15/2052 10,000 9,285
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 42,866
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 97,587
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
3.45%, 10/6/2046 75,000 67,062
2.75%, 10/21/2051 50,000 39,241
1,036,010
Biotechnology 0.3%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 96,682
4.70%, 5/14/2045 50,000 48,763
4.25%, 11/21/2049 175,000 160,275
Amgen, Inc. ,
4.66%, 6/15/2051 170,000 163,509
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 94,487
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 148,521
712,237
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,384
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 45,263
Masco Corp. ,
3.13%, 2/15/2051 30,000 22,020
Owens Corning ,
4.30%, 7/15/2047 50,000 44,440
133,107
Capital Markets 1.3%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 253,154
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 192,006
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 93,473
Series J, 1.90%, 1/25/2029 100,000 88,664
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029(c) 50,000 44,799
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 83,144
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 61,482
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 90,679
1.95%, 12/1/2031 50,000 41,109
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 55,612
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 200,000 177,600
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.73%), 1.76%,
1/24/2025(b) 50,000 48,278
3.50%, 4/1/2025 300,000 295,469

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.11%), 2.64%,
2/24/2028(b) 25,000 22,973
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 238,426
6.25%, 2/1/2041 250,000 291,980
Intercontinental Exchange,
Inc. ,
3.00%, 9/15/2060 100,000 71,434
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 94,662
Moody's Corp. ,
2.55%, 8/18/2060 25,000 15,767
Morgan Stanley ,
4.35%, 9/8/2026 250,000 250,375
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 119,649
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 200,000 197,911
(SOFR + 1.29%), 2.94%,
1/21/2033(b) 50,000 43,586
4.38%, 1/22/2047 250,000 239,777
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,869
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 101,078
S&P Global, Inc. ,
2.70%, 3/1/2029(c) 10,000 9,185
State Street Corp. ,
3.30%, 12/16/2024 155,000 155,144
3,427,285
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 100,000 96,171
CF Industries, Inc. ,
5.15%, 3/15/2034 100,000 103,248
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 84,548
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 47,318
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 85,769
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 49,046
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,868
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 91,008
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 53,164
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 92,296
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 47,714
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Corp. ,
4.38%, 11/15/2047 40,000 36,312
802,462
Commercial Services & Supplies 0.0%
†
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 43,698
3.05%, 3/1/2050 50,000 38,698
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 47,923
130,319
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 145,125
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,036
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 151,373
344,534
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 43,628
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 44,349
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 99,712
144,061
Consumer Finance 0.6%
AerCap Ireland Capital DAC ,
3.00%, 10/29/2028 200,000 173,828
American Express Co. ,
3.63%, 12/5/2024(d) 150,000 150,520
3.13%, 5/20/2026 300,000 294,166
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,607
2.25%, 1/12/2029 50,000 44,765
Capital One Financial Corp. ,
3.75%, 4/24/2024 100,000 100,130
3.75%, 3/9/2027 250,000 243,497
Discover Financial Services ,
4.50%, 1/30/2026 100,000 101,180
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027(d) 50,000 44,953
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 90,893
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 96,124
Synchrony Financial ,
4.50%, 7/23/2025 190,000 190,818
Toyota Motor Credit Corp. ,
3.65%, 1/8/2029 100,000 98,374
1,676,855

16 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 23,403
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 47,440
2.25%, 2/1/2027 45,000 41,796
2.85%, 2/1/2032 50,000 43,706
WRKCo , Inc. ,
4.20%, 6/1/2032 100,000 97,686
254,031
Diversified Consumer Services 0.1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 73,117
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 11,271
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 44,713
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 27,550
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 19,415
176,066
Diversified Financial Services 0.2%
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 103,586
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,647
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 183,437
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 98,315
433,985
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
4.30%, 2/15/2030 300,000 300,988
2.55%, 12/1/2033 207,000 171,769
3.65%, 9/15/2059 518,000 399,529
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 47,007
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 106,000 134,652
Orange SA ,
5.50%, 2/6/2044 50,000 55,081
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 115,214
Verizon Communications, Inc. ,
4.33%, 9/21/2028 254,000 255,453
2.55%, 3/21/2031 250,000 217,628
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
3.85%, 11/1/2042 175,000 154,995
2.99%, 10/30/2056 260,000 184,096
2,036,412
Electric Utilities 1.5%
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 80,000 77,886
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 85,002
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 82,670
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 95,121
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 208,434
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,140
3.70%, 3/15/2045 80,000 70,006
Series B, 3.65%, 3/1/2052 10,000 8,870
Duke Energy Corp. ,
3.95%, 10/15/2023 100,000 100,793
3.75%, 4/15/2024 150,000 151,075
4.20%, 6/15/2049 150,000 132,507
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 86,537
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 146,373
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 99,299
4.20%, 4/1/2049 50,000 47,495
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 47,032
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 73,907
3.45%, 1/15/2050 100,000 79,592
Exelon Corp. ,
4.05%, 4/15/2030 200,000 195,702
5.63%, 6/15/2035 100,000 106,364
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 144,965
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 95,965
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 87,182
Kentucky Utilities Co. ,
5.13%, 11/1/2040 100,000 104,157
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 41,113
2.75%, 11/1/2029 100,000 89,374
2.44%, 1/15/2032 25,000 21,221
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 45,690

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 54,231
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 197,870
4.50%, 7/1/2040 100,000 81,992
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 93,697
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 85,524
Series B, 4.88%, 3/1/2049 50,000 48,414
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 203,458
4.40%, 7/1/2046 150,000 136,655
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 33,861
Union Electric Co. ,
2.63%, 3/15/2051 100,000 73,147
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 42,674
4.45%, 2/15/2044 150,000 147,161
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 93,924
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 143,648
3,969,728
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 99,065
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,451
102,516
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 89,588
Corning, Inc. ,
5.35%, 11/15/2048 100,000 107,408
Flex Ltd. ,
3.75%, 2/1/2026 200,000 195,175
392,171
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 32,438
4.08%, 12/15/2047 50,000 44,575
Halliburton Co. ,
5.00%, 11/15/2045 90,000 86,491
NOV, Inc. ,
3.95%, 12/1/2042 50,000 38,768
202,272
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 36,085
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Magallanes, Inc. ,
3.76%, 3/15/2027(c) 50,000 48,357
4.28%, 3/15/2032(c) 25,000 23,223
5.14%, 3/15/2052(c) 170,000 151,560
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,522
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 48,146
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 87,427
2.75%, 9/1/2049 100,000 74,856
479,176
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 50,000 44,125
American Tower Corp. ,
3.70%, 10/15/2049 100,000 78,657
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 99,328
Boston Properties LP ,
2.75%, 10/1/2026 150,000 141,852
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 96,994
Camden Property Trust ,
3.35%, 11/1/2049 50,000 42,043
Crown Castle International
Corp. ,
2.25%, 1/15/2031 100,000 82,310
4.00%, 11/15/2049 60,000 50,437
CubeSmart LP ,
2.25%, 12/15/2028 40,000 35,100
2.50%, 2/15/2032 45,000 37,395
Digital Realty Trust LP ,
4.45%, 7/15/2028(d) 100,000 100,026
Duke Realty LP ,
2.88%, 11/15/2029 40,000 36,662
Equinix , Inc. ,
2.63%, 11/18/2024 30,000 29,198
3.20%, 11/18/2029 35,000 31,728
2.15%, 7/15/2030 100,000 82,916
ERP Operating LP ,
2.85%, 11/1/2026 250,000 240,625
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 45,689
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 93,020
GLP Capital LP ,
5.38%, 4/15/2026 200,000 204,029
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 50,000 45,075
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 18,867
2.88%, 1/15/2031 50,000 44,426

18 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 44,830
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 44,553
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 47,307
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 97,725
Prologis LP ,
1.25%, 10/15/2030(d) 100,000 80,823
Public Storage ,
1.50%, 11/9/2026 55,000 50,285
2.25%, 11/9/2031 50,000 43,177
Realty Income Corp. ,
0.75%, 3/15/2026 100,000 88,940
3.25%, 6/15/2029 150,000 142,207
Simon Property Group LP ,
4.75%, 3/15/2042 100,000 98,884
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 79,498
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 41,631
UDR, Inc. ,
3.20%, 1/15/2030 50,000 46,260
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,959
5.13%, 5/15/2032 10,000 9,924
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,943
2,654,448
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 199,158
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 215,443
Sysco Corp. ,
6.60%, 4/1/2050 50,000 59,440
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 150,000 138,301
Walmart, Inc. ,
2.65%, 9/22/2051 100,000 78,075
690,417
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 96,463
2.90%, 3/1/2032 25,000 22,924
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 49,733
4.80%, 3/15/2048 50,000 48,693
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 49,898
General Mills, Inc. ,
2.88%, 4/15/2030(d) 100,000 90,784
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 41,236
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 95,667
Kellogg Co. ,
3.25%, 4/1/2026 40,000 39,289
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 111,724
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 111,975
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 35,137
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 51,856
Unilever Capital Corp. ,
2.13%, 9/6/2029(d) 100,000 89,142
5.90%, 11/15/2032 50,000 57,655
992,176
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 46,557
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 85,389
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 47,442
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 18,043
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 8,611
206,042
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 45,834
4.90%, 11/30/2046 100,000 109,274
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 94,633
1.92%, 2/1/2027(c) 70,000 63,677
2.27%, 12/1/2028(c) 50,000 44,519
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 96,293
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 33,945
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,683
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 50,586
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 52,372
Stryker Corp. ,
2.90%, 6/15/2050 100,000 75,197
707,013
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 20,325
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 43,133

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 44,799
Anthem, Inc. ,
4.65%, 8/15/2044 150,000 147,343
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 44,915
Cigna Corp. ,
4.13%, 11/15/2025 200,000 201,939
3.40%, 3/15/2050 125,000 98,117
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 54,780
4.35%, 11/1/2042 50,000 46,555
4.19%, 10/1/2049 25,000 22,400
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 59,261
3.75%, 4/1/2030 100,000 95,553
2.13%, 9/15/2031 90,000 74,794
5.05%, 3/25/2048 200,000 201,205
HCA, Inc. ,
5.00%, 3/15/2024 200,000 204,651
4.50%, 2/15/2027 250,000 250,754
4.63%, 3/15/2052(c) 70,000 61,100
Humana, Inc. ,
3.95%, 8/15/2049 50,000 44,104
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 48,403
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 200,000 181,048
McKesson Corp. ,
1.30%, 8/15/2026 100,000 89,790
3.95%, 2/16/2028 100,000 98,210
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 22,896
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 18,017
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 13,708
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,099
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 11,110
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 32,410
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 247,050
3.88%, 12/15/2028 200,000 200,198
3.25%, 5/15/2051 100,000 82,602
3.13%, 5/15/2060 50,000 38,369
2,848,638
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 51,128
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 47,620
3.25%, 2/15/2030 65,000 57,982
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 96,036
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 58,692
Series R, 3.13%, 6/15/2026 200,000 193,749
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 98,497
4.88%, 12/9/2045 50,000 50,603
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 100,699
3.50%, 11/15/2050(d) 100,000 79,811
834,817
Household Durables 0.2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 82,878
Lennar Corp. ,
5.88%, 11/15/2024 300,000 311,438
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 40,146
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 102,721
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 100,000
637,183
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 47,279
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 39,623
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 189,859
276,761
Independent Power and Renewable Electricity Producers
0.0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,056
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 25,044
74,100
Industrial Conglomerates 0.1%
General Electric Co. ,
6.75%, 3/15/2032 108,000 126,163
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 47,145
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,897
1.75%, 2/15/2031 100,000 80,746
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 55,065
364,016

20 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 0.7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 47,702
American International Group,
Inc. ,
4.75%, 4/1/2048 100,000 102,497
Aon Global Ltd. ,
4.75%, 5/15/2045 100,000 98,046
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 252,690
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 96,203
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 145,181
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 98,194
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,234
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 33,545
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 40,287
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 42,425
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 57,312
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 45,175
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 101,169
Markel Corp. ,
5.00%, 5/20/2049 50,000 50,898
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 52,109
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 96,270
4.13%, 8/13/2042 50,000 46,554
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 48,319
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 119,465
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 50,000 46,672
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 95,605
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 26,783
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 152,334
1,943,669
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 100,000 68,810
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 202,338
271,148
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. ,
3.60%, 4/13/2032 25,000 24,512
2.50%, 6/3/2050 50,000 36,951
3.95%, 4/13/2052 25,000 23,958
4.25%, 8/22/2057 150,000 149,135
4.10%, 4/13/2062 25,000 23,862
eBay, Inc. ,
4.00%, 7/15/2042(d) 50,000 44,414
302,832
IT Services 0.3%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 82,137
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 78,415
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 196,932
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 43,287
International Business
Machines Corp. ,
4.25%, 5/15/2049 100,000 94,102
Mastercard , Inc. ,
2.00%, 11/18/2031(d) 50,000 43,076
3.95%, 2/26/2048 50,000 48,145
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 34,358
Visa, Inc. ,
4.30%, 12/14/2045 100,000 100,405
720,857
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 97,930
3.90%, 11/19/2029 50,000 47,497
145,427
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 89,699
Danaher Corp. ,
2.60%, 10/1/2050 75,000 53,396
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 45,829
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 35,249
2.60%, 10/1/2029 65,000 59,162
283,335
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 100,000 85,967
Deere & Co. ,
3.90%, 6/9/2042 100,000 97,042

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 54,067
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 40,436
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 93,416
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 40,471
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 100,000 87,995
3.00%, 5/15/2032 10,000 9,001
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 47,750
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 100,000 100,321
656,466
Media 0.8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 100,000 101,232
3.75%, 2/15/2028 250,000 236,485
2.25%, 1/15/2029 25,000 21,303
2.80%, 4/1/2031 200,000 166,063
3.50%, 3/1/2042 50,000 36,042
3.70%, 4/1/2051 200,000 141,061
Comcast Corp. ,
3.70%, 4/15/2024 100,000 101,011
3.40%, 4/1/2030 100,000 94,946
3.97%, 11/1/2047 146,000 130,870
4.70%, 10/15/2048 225,000 227,012
2.89%, 11/1/2051(c) 100,000 73,738
4.95%, 10/15/2058 12,000 12,624
2.99%, 11/1/2063(c) 19,000 13,410
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 45,925
Fox Corp. ,
5.48%, 1/25/2039 50,000 51,759
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 247,237
Paramount Global ,
5.50%, 5/15/2033 82,000 83,322
4.38%, 3/15/2043 50,000 41,327
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 96,005
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 249,572
2,170,944
Metals & Mining 0.2%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 54,021
Newmont Corp. ,
2.60%, 7/15/2032 60,000 51,096
5.88%, 4/1/2035 64,000 70,680
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 166,161
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 58,600
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 48,579
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 96,400
545,537
Multiline Retail 0.1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 43,864
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,332
3.38%, 12/1/2051 25,000 19,053
Target Corp. ,
2.50%, 4/15/2026 250,000 242,766
3.90%, 11/15/2047 50,000 47,761
374,776
Multi-Utilities 0.4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 249,934
4.45%, 1/15/2049 50,000 48,060
4.25%, 10/15/2050 100,000 93,705
4.60%, 5/1/2053(c) 20,000 19,590
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 113,762
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 48,485
Consolidated Edison Co. of
New York, Inc. ,
3.70%, 11/15/2059 100,000 81,450
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 45,616
NiSource, Inc. ,
4.38%, 5/15/2047 100,000 89,889
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 81,437
Sempra Energy ,
4.00%, 2/1/2048 50,000 44,000
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 40,205
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 82,233
1,038,366
Oil, Gas & Consumable Fuels 1.8%
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 150,622
1.75%, 8/10/2030 200,000 166,319
2.72%, 1/12/2032 100,000 88,079
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 85,000 93,573

22 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc. ,
4.40%, 4/15/2029 200,000 198,147
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 102,712
2.74%, 12/31/2039 25,000 20,347
Chevron Corp. ,
2.95%, 5/16/2026 250,000 244,467
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 253,461
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 203,315
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 54,893
ConocoPhillips Co. ,
4.03%, 3/15/2062(c) 100,000 89,323
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 48,674
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 62,578
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 101,195
5.25%, 4/15/2029 100,000 101,573
3.75%, 5/15/2030 200,000 184,262
5.00%, 5/15/2050 100,000 88,930
Enterprise Products Operating
LLC ,
4.95%, 10/15/2054 200,000 193,032
Equinor ASA ,
3.70%, 4/6/2050 100,000 90,035
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 246,376
2.99%, 3/19/2025 200,000 198,017
4.11%, 3/1/2046 100,000 95,225
Hess Corp. ,
4.30%, 4/1/2027 100,000 99,070
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 151,580
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 50,000 50,277
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 43,818
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 91,627
MPLX LP ,
4.50%, 7/15/2023 150,000 151,717
4.70%, 4/15/2048 50,000 44,094
4.95%, 3/14/2052 25,000 22,915
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 45,566
Phillips 66 ,
5.88%, 5/1/2042 100,000 111,737
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 41,689
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 255,674
Suncor Energy, Inc. ,
5.95%, 5/15/2035 89,000 95,901
4.00%, 11/15/2047 40,000 35,141
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 96,857
3.46%, 7/12/2049 100,000 84,235
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 93,742
Valero Energy Corp. ,
6.63%, 6/15/2037 100,000 113,859
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 21,657
5.40%, 3/4/2044 100,000 100,014
4,826,325
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 67,140
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 24,777
Pharmaceuticals 0.9%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 101,708
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 317,174
3.90%, 3/15/2062 70,000 61,371
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 42,962
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 156,005
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 315,483
Merck & Co., Inc. ,
4.15%, 5/18/2043 100,000 98,377
4.00%, 3/7/2049 100,000 96,025
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 88,953
2.75%, 8/14/2050 50,000 39,355
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 84,355
4.13%, 12/15/2046 200,000 198,584
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 55,179
Sanofi ,
3.63%, 6/19/2028 250,000 252,115
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 168,023
Viatris , Inc. ,
4.00%, 6/22/2050 50,000 36,974
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 118,277

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc.,
4.70%, 2/1/2043 50,000 49,938
2,280,858
Professional Services 0.1%
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 137,552
Road & Rail 0.3%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 105,554
2.88%, 6/15/2052 25,000 19,195
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 136,718
6.20%, 6/1/2036 64,000 74,417
CSX Corp. ,
5.50%, 4/15/2041 50,000 54,475
3.95%, 5/1/2050 100,000 91,429
Kansas City Southern ,
4.20%, 11/15/2069 25,000 21,724
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 44,829
4.45%, 6/15/2045 50,000 48,034
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 85,368
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 91,303
3.25%, 2/5/2050 80,000 65,242
3.84%, 3/20/2060 25,000 21,886
860,174
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 59,049
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 121,267
4.93%, 5/15/2037(c) 171,000 159,859
3.50%, 2/15/2041(c) 50,000 38,883
Intel Corp. ,
3.70%, 7/29/2025 150,000 151,367
3.75%, 3/25/2027 100,000 100,468
2.45%, 11/15/2029 100,000 90,515
3.05%, 8/12/2051 100,000 77,634
KLA Corp. ,
3.30%, 3/1/2050 50,000 41,544
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 147,010
2.88%, 6/15/2050 55,000 42,311
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 99,266
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 88,288
NXP BV ,
4.30%, 6/18/2029(c) 150,000 146,205
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 81,042
4.65%, 5/20/2035 100,000 103,958
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 99,283
1,647,949
Software 0.6%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 70,240
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 62,874
2.92%, 3/17/2052 330,000 267,516
Oracle Corp. ,
2.40%, 9/15/2023 350,000 346,711
2.65%, 7/15/2026 145,000 135,197
2.88%, 3/25/2031 200,000 169,717
4.30%, 7/8/2034 150,000 135,444
3.60%, 4/1/2040 100,000 77,481
3.85%, 4/1/2060 150,000 106,029
Salesforce, Inc. ,
2.90%, 7/15/2051 100,000 78,263
ServiceNow , Inc. ,
1.40%, 9/1/2030 75,000 60,107
VMware, Inc. ,
2.20%, 8/15/2031 100,000 81,375
1,590,954
Specialty Retail 0.2%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 20,223
Home Depot, Inc. (The) ,
3.25%, 4/15/2032 25,000 23,400
5.88%, 12/16/2036 25,000 29,486
4.40%, 3/15/2045 100,000 98,574
4.50%, 12/6/2048 100,000 100,410
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 96,519
3.75%, 4/1/2032 85,000 80,237
3.00%, 10/15/2050 80,000 59,225
4.25%, 4/1/2052 35,000 31,451
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 98,499
638,024
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 303,333
2.50%, 2/9/2025 170,000 167,647
2.45%, 8/4/2026 190,000 183,498
3.00%, 11/13/2027 100,000 97,458
1.65%, 5/11/2030 25,000 21,503
1.65%, 2/8/2031 200,000 168,793
3.85%, 5/4/2043 250,000 237,306
4.38%, 5/13/2045 145,000 147,054
Dell International LLC ,
3.38%, 12/15/2041(c) 25,000 18,767
8.35%, 7/15/2046 30,000 40,033
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(e) 50,000 52,919
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,502

24 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
HP, Inc.,
4.20%, 4/15/2032 10,000 9,172
6.00%, 9/15/2041 50,000 52,011
1,508,996
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 46,545
3.38%, 11/1/2046 100,000 89,274
135,819
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
4.00%, 4/15/2024 250,000 252,448
Tobacco 0.2%
Altria Group, Inc. ,
3.88%, 9/16/2046 200,000 150,548
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 147,915
4.39%, 8/15/2037 100,000 85,137
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 100,000 86,045
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 100,723
5.70%, 8/15/2035 75,000 73,994
644,362
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 141,191
Aircastle Ltd. ,
4.13%, 5/1/2024 100,000 99,476
GATX Corp. ,
4.00%, 6/30/2030 100,000 95,797
336,464
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 46,538
Wireless Telecommunication Services 0.2%
America Movil SAB de CV ,
6.38%, 3/1/2035 123,000 142,375
Rogers Communications, Inc. ,
2.95%, 3/15/2025(c) 10,000 9,751
3.20%, 3/15/2027(c) 10,000 9,517
5.00%, 3/15/2044 100,000 96,930
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 100,000 94,644
4.38%, 4/15/2040 100,000 92,101
4.50%, 4/15/2050 100,000 91,136
Vodafone Group plc ,
4.25%, 9/17/2050 90,000 78,254
614,708
Total Corporate Bonds
(cost $70,920,296)
65,519,176
Foreign Government Securities 1.8%
Principal
Amount ($) Value ($)
CANADA 0.3%
Province of Alberta,
2.95%, 1/23/2024 250,000 250,509
3.30%, 3/15/2028 100,000 99,934
Province of New Brunswick,
3.63%, 2/24/2028 100,000 102,168
Province of Ontario,
1.13%, 10/7/2030 200,000 168,467
Province of Quebec,
7.50%, 9/15/2029 200,000 252,412
873,490
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 138,122
HUNGARY 0.2%
Hungary Government Bond,
5.38%, 3/25/2024 500,000 515,336
INDONESIA 0.1%
Republic of Indonesia,
3.55%, 3/31/2032 200,000 189,675
ITALY 0.2%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 194,820
1.25%, 2/17/2026 200,000 181,840
2.88%, 10/17/2029 200,000 182,239
558,899
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.00%, 10/17/2029 200,000 183,586
MEXICO 0.1%
United Mexican States,
5.00%, 4/27/2051 300,000 266,352
5.75%, 10/12/2110 80,000 72,422
338,774
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 160,006
6.70%, 1/26/2036 200,000 224,006
384,012
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 99,931
3.30%, 3/11/2041 120,000 93,816
193,747
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 291,774

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 25
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
4.00%, 1/22/2024 250,000 252,452
SOUTH KOREA 0.3%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 347,180
Republic of Korea,
5.63%, 11/3/2025(d) 200,000 215,350
2.50%, 6/19/2029 200,000 190,712
753,242
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 104,170
Total Foreign Government Securities
(cost $5,050,206)
4,777,279
Mortgage-Backed Securities 27.4%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 64 66
Pool# D60780
8.00%, 6/1/2025 266 271
Pool# G30267
5.00%, 8/1/2025 35,312 36,589
Pool# J18127
3.00%, 3/1/2027 61,884 61,644
Pool# J18702
3.00%, 3/1/2027 57,267 57,044
Pool# J19106
3.00%, 5/1/2027 25,884 25,769
Pool# D82854
7.00%, 10/1/2027 43 44
Pool# C00566
7.50%, 12/1/2027 277 295
Pool# C18271
7.00%, 11/1/2028 1,142 1,196
Pool# C00678
7.00%, 11/1/2028 347 370
Pool# C00836
7.00%, 7/1/2029 233 251
Pool# C31285
7.00%, 9/1/2029 413 432
Pool# C31282
7.00%, 9/1/2029 37 38
Pool# C37436
8.00%, 1/1/2030 681 745
Pool# C36429
7.00%, 2/1/2030 367 374
Pool# C36306
7.00%, 2/1/2030 359 368
Pool# C00921
7.50%, 2/1/2030 472 512
Pool# G01108
7.00%, 4/1/2030 166 177
Pool# C37703
7.50%, 4/1/2030 393 405
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J32255
3.00%, 7/1/2030 18,468 18,395
Pool# C41561
8.00%, 8/1/2030 1,156 1,189
Pool# C01051
8.00%, 9/1/2030 627 687
Pool# C43550
7.00%, 10/1/2030 848 866
Pool# C44017
7.50%, 10/1/2030 269 272
Pool# C43967
8.00%, 10/1/2030 1,429 1,435
Pool# C44957
8.00%, 11/1/2030 526 533
Pool# C01106
7.00%, 12/1/2030 3,135 3,370
Pool# C01103
7.50%, 12/1/2030 331 367
Pool# C46932
7.50%, 1/1/2031 394 404
Pool# C01116
7.50%, 1/1/2031 305 332
Pool# G01217
7.00%, 3/1/2031 3,747 4,051
Pool# C48206
7.50%, 3/1/2031 1,044 1,048
Pool# C91366
4.50%, 4/1/2031 47,662 48,662
Pool# G18605
3.00%, 6/1/2031 8,048 8,016
Pool# C91377
4.50%, 6/1/2031 25,402 25,937
Pool# C53324
7.00%, 6/1/2031 960 994
Pool# C01209
8.00%, 6/1/2031 203 206
Pool# C54792
7.00%, 7/1/2031 946 964
Pool# J35107
2.50%, 8/1/2031 24,719 24,263
Pool# G01309
7.00%, 8/1/2031 413 441
Pool# G01311
7.00%, 9/1/2031 3,195 3,427
Pool# C01222
7.00%, 9/1/2031 445 485
Pool# G01315
7.00%, 9/1/2031 121 131
Pool# J35522
2.50%, 10/1/2031 98,702 96,878
Pool# C58694
7.00%, 10/1/2031 2,663 2,790
Pool# C60012
7.00%, 11/1/2031 419 428
Pool# C61298
8.00%, 11/1/2031 1,505 1,531
Pool# J35957
2.50%, 12/1/2031 181,579 178,222
Pool# C61105
7.00%, 12/1/2031 3,268 3,405

26 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C63171
7.00%, 1/1/2032 2,338 2,480
Pool# V61548
2.50%, 2/1/2032 205,492 201,692
Pool# G01391
7.00%, 4/1/2032 6,148 6,631
Pool# C01345
7.00%, 4/1/2032 2,046 2,245
Pool# C01370
8.00%, 4/1/2032 491 527
Pool# G16285
3.50%, 5/1/2032 15,185 15,299
Pool# C01381
8.00%, 5/1/2032 7,242 7,907
Pool# C68290
7.00%, 6/1/2032 1,456 1,523
Pool# C68300
7.00%, 6/1/2032 589 591
Pool# G01449
7.00%, 7/1/2032 3,811 4,119
Pool# C69908
7.00%, 8/1/2032 15,017 15,939
Pool# C91558
3.50%, 9/1/2032 55,071 54,896
Pool# G16407
2.50%, 1/1/2033 76,028 74,251
Pool# G01536
7.00%, 3/1/2033 5,871 6,371
Pool# G30646
3.00%, 5/1/2033 88,750 86,099
Pool# G30642
3.00%, 5/1/2033 47,257 45,845
Pool# K90535
3.00%, 5/1/2033 19,348 18,770
Pool# A16419
6.50%, 11/1/2033 9,620 10,230
Pool# A16522
6.50%, 12/1/2033 8,674 9,382
Pool# C01806
7.00%, 1/1/2034 7,649 7,908
Pool# A21356
6.50%, 4/1/2034 30,538 32,647
Pool# C01851
6.50%, 4/1/2034 13,253 14,244
Pool# A24301
6.50%, 5/1/2034 17,894 19,029
Pool# A22067
6.50%, 5/1/2034 12,594 13,620
Pool# A24988
6.50%, 7/1/2034 7,128 7,580
Pool# G01741
6.50%, 10/1/2034 4,455 4,768
Pool# G08023
6.50%, 11/1/2034 9,256 10,087
Pool# G08064
6.50%, 4/1/2035 5,327 5,872
Pool# G01947
7.00%, 5/1/2035 4,624 4,984
Pool# A39759
5.50%, 11/1/2035 3,447 3,667
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A40376
5.50%, 12/1/2035 2,238 2,370
Pool# A42305
5.50%, 1/1/2036 5,539 5,875
Pool# A41548
7.00%, 1/1/2036 7,611 7,820
Pool# G08111
5.50%, 2/1/2036 10,772 11,469
Pool# A43861
5.50%, 3/1/2036 31,667 33,143
Pool# G08116
5.50%, 3/1/2036 12,770 13,599
Pool# A43534
6.50%, 3/1/2036 1,367 1,527
Pool# A48735
5.50%, 5/1/2036 4,650 4,860
Pool# G08136
6.50%, 6/1/2036 5,389 5,962
Pool# A53039
6.50%, 10/1/2036 29,985 31,886
Pool# C91982
3.50%, 3/1/2038 43,727 43,028
Pool# G04251
6.50%, 4/1/2038 2,739 2,979
Pool# G04569
6.50%, 8/1/2038 3,035 3,236
Pool# A84252
6.50%, 1/1/2039 14,073 15,071
Pool# A84287
6.50%, 1/1/2039 7,486 8,055
Pool# G60342
4.50%, 5/1/2042 67,829 70,768
Pool# G07158
3.50%, 10/1/2042 77,627 76,801
Pool# G07163
3.50%, 10/1/2042 67,287 66,572
Pool# Q12051
3.50%, 10/1/2042 63,435 62,759
Pool# Q11532
3.50%, 10/1/2042 52,408 51,851
Pool# Q12052
3.50%, 10/1/2042 28,341 27,990
Pool# C09020
3.50%, 11/1/2042 248,954 246,300
Pool# G07264
3.50%, 12/1/2042 102,941 101,847
Pool# Q14292
3.50%, 1/1/2043 28,262 27,961
Pool# Q14881
3.50%, 1/1/2043 23,162 22,786
Pool# V80002
2.50%, 4/1/2043 172,547 159,516
Pool# Q16915
3.00%, 4/1/2043 319,572 308,383
Pool# Q17675
3.50%, 4/1/2043 140,589 139,095
Pool# G07410
3.50%, 7/1/2043 57,591 56,977
Pool# Q20332
3.50%, 7/1/2043 10,512 10,382

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07946
4.00%, 7/1/2044 57,911 58,622
Pool# Q28607
3.50%, 9/1/2044 54,322 53,650
Pool# G61231
3.50%, 9/1/2044 9,165 9,068
Pool# G08609
3.50%, 10/1/2044 21,401 21,171
Pool# Q30833
4.00%, 1/1/2045 5,508 5,575
Pool# V81873
4.00%, 8/1/2045 10,486 10,571
Pool# G08669
4.00%, 9/1/2045 55,580 56,153
Pool# Q38357
4.00%, 1/1/2046 4,089 4,121
Pool# G61365
4.50%, 1/1/2046 48,565 50,381
Pool# G08697
3.00%, 3/1/2046 82,951 79,386
Pool# Q39440
4.00%, 3/1/2046 3,837 3,874
Pool# G08704
4.50%, 4/1/2046 8,673 8,980
Pool# Q40097
4.50%, 4/1/2046 1,288 1,317
Pool# Q40718
3.50%, 5/1/2046 14,944 14,727
Pool# G08707
4.00%, 5/1/2046 70,136 70,798
Pool# G08708
4.50%, 5/1/2046 6,636 6,870
Pool# Q40728
4.50%, 5/1/2046 1,169 1,195
Pool# Q41548
3.00%, 7/1/2046 16,668 16,004
Pool# Q41903
3.50%, 7/1/2046 86,935 85,537
Pool# Q41491
3.50%, 7/1/2046 7,725 7,599
Pool# Q41935
3.50%, 7/1/2046 7,586 7,484
Pool# G61791
4.00%, 7/1/2046 10,700 10,829
Pool# Q41947
4.50%, 7/1/2046 3,219 3,318
Pool# G08715
3.00%, 8/1/2046 115,017 110,383
Pool# Q42596
3.50%, 8/1/2046 74,017 73,071
Pool# Q42393
3.50%, 8/1/2046 13,248 13,007
Pool# Q42203
3.50%, 8/1/2046 12,960 12,816
Pool# G61323
3.00%, 9/1/2046 147,006 141,732
Pool# G08721
3.00%, 9/1/2046 85,822 82,346
Pool# V82617
3.50%, 9/1/2046 57,750 56,834
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08722
3.50%, 9/1/2046 12,323 12,177
Pool# G60733
4.50%, 9/1/2046 24,119 25,076
Pool# G60722
3.00%, 10/1/2046 230,856 221,540
Pool# Q44035
3.00%, 10/1/2046 108,155 103,707
Pool# G61815
4.00%, 10/1/2046 6,501 6,566
Pool# G61257
3.00%, 11/1/2046 214,849 205,488
Pool# Q44452
3.00%, 11/1/2046 47,678 45,668
Pool# G08732
3.00%, 11/1/2046 13,786 13,253
Pool# Q44473
3.50%, 11/1/2046 12,659 12,460
Pool# Q44223
3.50%, 11/1/2046 7,045 6,911
Pool# G08734
4.00%, 11/1/2046 118,468 119,456
Pool# G08737
3.00%, 12/1/2046 598,995 574,231
Pool# G60989
3.00%, 12/1/2046 89,351 85,747
Pool# Q45878
3.00%, 12/1/2046 15,664 14,989
Pool# G61862
3.50%, 12/1/2046 13,909 13,714
Pool# G08741
3.00%, 1/1/2047 122,971 117,860
Pool# G08747
3.00%, 2/1/2047 209,306 200,607
Pool# G08748
3.50%, 2/1/2047 19,882 19,583
Pool# Q47484
3.50%, 4/1/2047 22,291 22,012
Pool# G60988
3.00%, 5/1/2047 504,563 484,299
Pool# Q48098
3.50%, 5/1/2047 71,737 70,481
Pool# G61390
3.00%, 6/1/2047 181,721 174,221
Pool# G61339
3.00%, 8/1/2047 46,419 44,525
Pool# Q53085
3.00%, 9/1/2047 32,938 31,689
Pool# G61622
3.00%, 10/1/2047 111,606 107,105
Pool# G08785
4.00%, 10/1/2047 4,748 4,753
Pool# Q52075
4.00%, 11/1/2047 81,679 82,000
Pool# T65458
3.50%, 2/1/2048 86,288 82,876
Pool# G08800
3.50%, 2/1/2048 10,830 10,618
Pool# G08801
4.00%, 2/1/2048 31,750 31,786

28 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q54727
3.50%, 3/1/2048 28,842 28,345
Pool# Q55401
5.00%, 4/1/2048 7,274 7,598
Pool# G08817
4.00%, 6/1/2048 6,817 6,807
Pool# G08827
4.50%, 7/1/2048 54,932 56,227
Pool# Q57401
4.50%, 7/1/2048 17,657 18,214
Pool# Q57402
4.50%, 7/1/2048 7,855 8,134
Pool# G08831
4.00%, 8/1/2048 55,968 55,980
Pool# G67716
4.50%, 10/1/2048 63,996 66,250
Pool# G61846
4.00%, 1/1/2049 99 99
Pool# V85279
3.50%, 4/1/2049 23,135 22,665
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 27,661 28,705
Pool# 2B0108
2.15%, 1/1/2042(a) 1,460 1,456
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 425,253 417,055
Pool# SB8500
2.50%, 7/1/2035 282,157 270,873
Pool# SB0479
2.50%, 10/1/2035 60,086 57,885
Pool# RC1826
2.00%, 2/1/2036 271,109 254,409
Pool# SB8092
1.50%, 3/1/2036 64,835 59,405
Pool# RC1887
2.00%, 3/1/2036 422,310 396,296
Pool# RC2045
2.00%, 6/1/2036 22,420 21,039
Pool# QN8913
2.00%, 12/1/2036 73,055 68,550
Pool# RC2402
2.00%, 1/1/2037 96,995 91,013
Pool# RC2399
2.00%, 1/1/2037 73,421 68,894
Pool# SB8140
1.50%, 2/1/2037 172,617 158,107
Pool# SB8144
1.50%, 3/1/2037 152,735 139,894
Pool# ZM2339
3.50%, 1/1/2047 67,706 66,498
Pool# RA3022
2.50%, 6/1/2050 226,250 206,984
Pool# SD7521
2.50%, 7/1/2050 622,565 571,164
Pool# SD7523
2.50%, 8/1/2050 291,439 268,198
Pool# RA3382
3.00%, 8/1/2050 221,784 209,991
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0514
2.00%, 10/1/2050 235,052 208,129
Pool# RA3723
2.00%, 10/1/2050 124,777 110,485
Pool# RA3932
2.50%, 11/1/2050 255,713 235,273
Pool# RA3987
2.50%, 11/1/2050 145,153 132,731
Pool# RA4351
2.50%, 1/1/2051 305,623 279,427
Pool# RA4410
2.50%, 1/1/2051 224,057 204,859
Pool# RA4652
2.00%, 2/1/2051 1,408,879 1,246,281
Pool# RA4493
2.00%, 2/1/2051 885,051 782,911
Pool# QB9104
2.00%, 2/1/2051 382,088 338,112
Pool# RA4737
2.00%, 3/1/2051 1,128,224 998,372
Pool# RA4718
2.00%, 3/1/2051 626,729 554,502
Pool# RA4727
2.00%, 3/1/2051 342,482 302,956
Pool# SD7537
2.00%, 3/1/2051 161,456 142,878
Pool# SD8140
2.00%, 4/1/2051 1,558,625 1,378,751
Pool# SD0576
2.50%, 4/1/2051 73,058 66,863
Pool# SD8145
1.50%, 5/1/2051 980,227 828,021
Pool# QC2070
2.00%, 5/1/2051 69,990 61,945
Pool# RA5436
2.00%, 6/1/2051 209,570 185,219
Pool# RA5398
2.00%, 7/1/2051 260,420 230,486
Pool# RA6091
2.00%, 10/1/2051 217,910 192,778
Pool# RA6236
2.00%, 11/1/2051 242,733 214,455
Pool# SD8182
2.00%, 12/1/2051 960,781 848,859
Pool# RA6959
2.50%, 3/1/2052 49,678 45,389
Pool# QE0374
2.50%, 4/1/2052 275,000 251,258
FNMA Pool
Pool# AC9890
2.88%, 4/1/2040(a) 191,291 197,540
Pool# AJ1249
2.06%, 9/1/2041(a) 38,014 39,251
Pool# AL1437
2.07%, 1/1/2042(a) 7,143 7,315
Pool# AK0714
2.24%, 2/1/2042(a) 2,019 2,029
Pool# AP1961
1.95%, 8/1/2042(a) 17,760 18,329

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BF0206
4.00%, 2/1/2047 37,622 37,592
Pool# BF0200
3.50%, 11/1/2051 213,414 211,071
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 9,612 9,777
Pool# 935348
5.50%, 6/1/2024 2,689 2,701
Pool# AC1374
4.00%, 8/1/2024 14,571 14,823
Pool# AC1529
4.50%, 9/1/2024 8,186 8,356
Pool# AD0244
4.50%, 10/1/2024 5,339 5,441
Pool# AH1361
3.50%, 12/1/2025 41,698 41,822
Pool# AH1518
3.50%, 12/1/2025 18,822 18,874
Pool# AE6384
4.00%, 1/1/2026 3,832 3,911
Pool# AP4746
3.00%, 8/1/2027 39,396 39,212
Pool# AP4640
3.00%, 9/1/2027 36,057 35,889
Pool# AQ5096
3.00%, 11/1/2027 57,130 56,840
Pool# AQ4532
3.00%, 11/1/2027 44,040 43,811
Pool# AQ3758
3.00%, 11/1/2027 33,408 33,252
Pool# AB6886
3.00%, 11/1/2027 23,203 23,095
Pool# AS0487
2.50%, 9/1/2028 119,491 117,202
Pool# 930998
4.50%, 4/1/2029 7,471 7,607
Pool# MA0243
5.00%, 11/1/2029 8,002 8,363
Pool# AL8077
3.50%, 12/1/2029 8,641 8,671
Pool# MA0268
5.00%, 12/1/2029 7,811 8,164
Pool# AD5655
5.00%, 5/1/2030 18,260 19,085
Pool# MA0443
5.00%, 5/1/2030 9,682 10,122
Pool# AB1038
5.00%, 5/1/2030 7,717 8,056
Pool# AS5420
3.00%, 7/1/2030 39,552 39,367
Pool# MA0559
5.00%, 9/1/2030 3,695 3,863
Pool# AZ9234
3.50%, 10/1/2030 8,897 8,922
Pool# AH1515
4.00%, 12/1/2030 152,665 153,131
Pool# AD0716
6.50%, 12/1/2030 106,198 112,858
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA0641
4.00%, 2/1/2031 146,737 147,186
Pool# 560868
7.50%, 2/1/2031 397 400
Pool# BC5968
2.50%, 4/1/2031 34,920 34,249
Pool# BC4430
3.00%, 4/1/2031 11,533 11,451
Pool# AL8566
3.00%, 6/1/2031 38,336 38,156
Pool# AL8565
3.00%, 6/1/2031 36,067 35,898
Pool# AS8028
2.50%, 9/1/2031 101,999 100,033
Pool# 607212
7.50%, 10/1/2031 2,129 2,168
Pool# 607632
6.50%, 11/1/2031 3 3
Pool# BM3814
2.50%, 12/1/2031 58,924 57,809
Pool# AS8609
3.00%, 1/1/2032 49,648 49,414
Pool# AL9585
3.50%, 1/1/2032 13,286 13,387
Pool# BM4624
3.00%, 2/1/2032 44,556 44,351
Pool# AS8767
3.00%, 2/1/2032 37,400 37,224
Pool# AL9871
3.00%, 2/1/2032 18,066 17,983
Pool# BM3269
2.50%, 4/1/2032 96,326 94,498
Pool# BM4088
3.00%, 6/1/2032 37,476 37,337
Pool# MA1107
3.50%, 7/1/2032 35,513 35,370
Pool# BH6610
3.50%, 7/1/2032 11,494 11,565
Pool# BM1669
3.00%, 8/1/2032 21,739 21,564
Pool# BM5167
3.50%, 9/1/2032 9,248 9,280
Pool# BH9391
3.50%, 10/1/2032 9,748 9,816
Pool# BM3977
3.00%, 12/1/2032 79,466 78,805
Pool# CA0951
3.00%, 12/1/2032 51,233 50,803
Pool# FM1661
2.50%, 1/1/2033 233,387 229,014
Pool# BM4338
2.50%, 1/1/2033 96,724 94,890
Pool# 656559
6.50%, 2/1/2033 9,586 10,185
Pool# 694846
6.50%, 4/1/2033 4,477 4,757
Pool# AB9402
3.00%, 5/1/2033 118,227 114,599
Pool# AB9403
3.00%, 5/1/2033 46,332 44,915

30 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1527
3.00%, 8/1/2033 206,588 199,363
Pool# 750229
6.50%, 10/1/2033 12,360 13,132
Pool# 725228
6.00%, 3/1/2034 288,065 312,391
Pool# 788027
6.50%, 9/1/2034 14,970 15,905
Pool# FM4900
2.00%, 12/1/2035 68,137 63,940
Pool# CA8789
2.00%, 2/1/2036 397,461 372,973
Pool# CA9145
2.00%, 2/1/2036 336,625 315,891
Pool# FM5571
2.00%, 2/1/2036 187,528 175,979
Pool# CA9475
2.00%, 3/1/2036 104,113 97,701
Pool# CB0262
2.00%, 4/1/2036 2,147,665 2,015,307
Pool# FM8538
2.00%, 8/1/2036 24,148 22,659
Pool# AL4260
5.50%, 9/1/2036 23,008 24,473
Pool# MA4441
1.50%, 10/1/2036 47,362 43,380
Pool# FS0180
2.00%, 12/1/2036 146,401 137,417
Pool# FS0155
2.00%, 12/1/2036 72,746 68,269
Pool# BU1381
2.00%, 12/1/2036 48,835 45,823
Pool# CB2709
2.00%, 1/1/2037 121,689 114,184
Pool# MA4535
1.50%, 2/1/2037 294,212 269,486
Pool# MA4566
1.50%, 3/1/2037 531,965 487,408
Pool# MA4581
1.50%, 4/1/2037 84,597 77,484
Pool# 955194
7.00%, 11/1/2037 78,763 86,281
Pool# AB1735
3.50%, 11/1/2040 4,985 4,843
Pool# AB2067
3.50%, 1/1/2041 180,781 178,716
Pool# AB2068
3.50%, 1/1/2041 102,056 100,891
Pool# 932888
3.50%, 1/1/2041 72,111 71,589
Pool# 932891
3.50%, 1/1/2041 14,084 13,923
Pool# AI9920
4.00%, 9/1/2041 4,461 4,444
Pool# AI9851
4.50%, 9/1/2041 24,569 25,566
Pool# AJ5431
4.50%, 10/1/2041 50,421 51,522
Pool# AJ4861
4.00%, 12/1/2041 90,593 91,621
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AX5316
4.50%, 1/1/2042 8,779 9,157
Pool# AL2499
4.50%, 1/1/2042 2,870 2,971
Pool# AW8167
3.50%, 2/1/2042 194,029 191,803
Pool# AB5185
3.50%, 5/1/2042 151,385 149,657
Pool# AO3575
4.50%, 5/1/2042 46,311 47,388
Pool# AP2092
4.50%, 8/1/2042 11,639 11,850
Pool# AP7489
4.00%, 9/1/2042 238,920 240,930
Pool# AL2782
4.50%, 9/1/2042 35,288 36,837
Pool# AL2677
3.50%, 11/1/2042 91,242 90,195
Pool# MA1273
3.50%, 12/1/2042 115,430 114,105
Pool# AR8213
3.50%, 4/1/2043 114,894 113,582
Pool# AB9238
3.00%, 5/1/2043 365,471 352,172
Pool# AB9237
3.00%, 5/1/2043 294,129 283,390
Pool# AB9236
3.00%, 5/1/2043 67,580 65,111
Pool# AB9362
3.50%, 5/1/2043 258,351 255,384
Pool# AT4145
3.00%, 6/1/2043 142,725 137,492
Pool# AB9814
3.00%, 7/1/2043 362,069 348,817
Pool# AS0255
4.50%, 8/1/2043 95,265 99,540
Pool# AS0516
3.00%, 9/1/2043 134,978 130,275
Pool# BM4222
3.00%, 1/1/2044 187,882 181,023
Pool# AW1006
4.00%, 5/1/2044 72,388 73,614
Pool# AL7767
4.50%, 6/1/2044 4,782 4,869
Pool# AS3946
4.00%, 12/1/2044 238,851 242,244
Pool# BM3611
4.00%, 1/1/2045 36,774 37,194
Pool# BM3804
3.50%, 2/1/2045 20,360 20,127
Pool# AL9555
4.00%, 2/1/2045 519,765 525,642
Pool# AL6889
4.50%, 2/1/2045 39,801 41,541
Pool# BM3931
3.00%, 3/1/2045 41,206 39,717
Pool# BM3664
3.00%, 5/1/2045 186,618 179,859
Pool# AS4921
3.50%, 5/1/2045 264,914 261,727

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5562
4.00%, 6/1/2045 64,623 65,361
Pool# AL7207
4.50%, 8/1/2045 49,007 51,152
Pool# AS6362
4.50%, 12/1/2045 9,702 10,076
Pool# AS6474
3.50%, 1/1/2046 76,525 75,554
Pool# AS6539
3.50%, 1/1/2046 69,660 68,776
Pool# AL9849
3.50%, 1/1/2046 56,960 56,310
Pool# AL9781
4.50%, 2/1/2046 76,301 79,300
Pool# BM4621
3.50%, 3/1/2046 44,384 43,877
Pool# BC0823
3.50%, 4/1/2046 44,673 43,881
Pool# AL8833
4.00%, 6/1/2046 80,141 81,488
Pool# AS7545
3.50%, 7/1/2046 70,268 68,991
Pool# MA2705
3.00%, 8/1/2046 167,256 160,160
Pool# BC1489
3.00%, 8/1/2046 25,354 24,288
Pool# AS7760
4.00%, 8/1/2046 75,519 76,329
Pool# AS7770
4.50%, 8/1/2046 5,450 5,617
Pool# AL8947
3.50%, 9/1/2046 13,801 13,627
Pool# AL9263
3.00%, 10/1/2046 46,991 45,046
Pool# BM3932
3.50%, 10/1/2046 59,709 58,867
Pool# FM1871
4.00%, 10/1/2046 47,167 47,631
Pool# BC4766
4.50%, 10/1/2046 13,158 13,637
Pool# AS8154
4.50%, 10/1/2046 4,551 4,685
Pool# FM1368
3.00%, 11/1/2046 459,997 441,555
Pool# BC9003
3.00%, 11/1/2046 52,026 50,101
Pool# BE5067
3.50%, 11/1/2046 149,729 147,853
Pool# BC9067
3.00%, 12/1/2046 68,843 65,876
Pool# AS8417
3.50%, 12/1/2046 59,817 58,862
Pool# AS8650
3.00%, 1/1/2047 345,063 328,987
Pool# AS8692
3.50%, 1/1/2047 63,791 62,714
Pool# BD2440
3.50%, 1/1/2047 21,953 21,581
Pool# BE7115
4.50%, 1/1/2047 3,912 4,039
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD5046
3.50%, 2/1/2047 21,085 20,721
Pool# AS8979
4.50%, 3/1/2047 16,624 17,137
Pool# BM3707
2.50%, 4/1/2047 45,112 41,545
Pool# AS9467
4.00%, 4/1/2047 6,365 6,430
Pool# AS9470
4.50%, 4/1/2047 51,733 53,409
Pool# BH0304
4.50%, 4/1/2047 4,235 4,367
Pool# AS9562
3.00%, 5/1/2047 27,970 26,772
Pool# BM3237
3.50%, 5/1/2047 107,551 106,197
Pool# AS9577
3.50%, 5/1/2047 91,973 90,434
Pool# AS9586
4.00%, 5/1/2047 404,438 410,174
Pool# BM1268
4.00%, 5/1/2047 126,048 127,333
Pool# AS9794
3.50%, 6/1/2047 81,862 80,740
Pool# BE3702
4.00%, 6/1/2047 38,608 38,767
Pool# BM1295
4.50%, 6/1/2047 52,035 53,643
Pool# BE9624
4.50%, 6/1/2047 23,612 24,263
Pool# BM3801
3.00%, 7/1/2047 113,431 108,743
Pool# AS9909
3.50%, 7/1/2047 64,257 63,226
Pool# BM3556
4.00%, 9/1/2047 25,861 26,437
Pool# CA0623
4.50%, 10/1/2047 10,764 11,075
Pool# BM3379
3.00%, 12/1/2047 208,059 199,620
Pool# BJ1699
4.00%, 12/1/2047 82,792 84,637
Pool# MA3238
3.50%, 1/1/2048 119,598 117,038
Pool# MA3277
4.00%, 2/1/2048 89,952 90,013
Pool# BK1972
4.50%, 3/1/2048 20,176 21,017
Pool# MA3332
3.50%, 4/1/2048 92,181 90,511
Pool# CA1510
3.50%, 4/1/2048 30,471 29,801
Pool# CA1531
3.50%, 4/1/2048 28,598 28,391
Pool# CA1560
4.50%, 4/1/2048 32,231 33,360
Pool# CA1898
4.50%, 6/1/2048 59,621 61,649
Pool# CA1951
4.00%, 7/1/2048 26,179 26,175

32 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK6577
4.50%, 7/1/2048 6,463 6,593
Pool# CA2376
4.00%, 9/1/2048 41,451 41,387
Pool# MA3495
4.00%, 10/1/2048 76,683 76,583
Pool# BM4664
4.50%, 10/1/2048 41,194 42,378
Pool# FM1001
3.50%, 11/1/2048 14,108 13,859
Pool# MA3521
4.00%, 11/1/2048 58,971 58,838
Pool# MA3536
4.00%, 12/1/2048 60,007 59,792
Pool# BN0340
4.50%, 12/1/2048 89,717 91,357
Pool# CA2779
4.50%, 12/1/2048 41,337 42,587
Pool# BN3944
4.00%, 1/1/2049 23,686 23,850
Pool# CA3387
4.00%, 4/1/2049 86,700 87,817
Pool# CA3489
4.00%, 5/1/2049 52,038 52,709
Pool# MA3665
4.50%, 5/1/2049 84,975 86,688
Pool# CA3669
4.00%, 6/1/2049 103,600 104,551
Pool# CA3825
4.00%, 7/1/2049 30,495 30,945
Pool# FM2887
3.00%, 3/1/2050 106,065 100,990
Pool# FM0077
3.00%, 3/1/2050 51,813 49,066
Pool# CA5510
3.00%, 4/1/2050 171,550 162,640
Pool# MA4077
2.00%, 7/1/2050 102,799 91,101
Pool# CA6598
2.50%, 8/1/2050 356,770 326,578
Pool# BQ4909
2.00%, 9/1/2050 897,573 795,111
Pool# CA6985
2.00%, 9/1/2050 584,184 517,583
Pool# FM4222
2.50%, 9/1/2050 693,422 636,359
Pool# CA7572
2.50%, 10/1/2050 552,078 510,205
Pool# CA7368
2.50%, 10/1/2050 431,752 395,151
Pool# CA7369
2.50%, 10/1/2050 328,201 300,354
Pool# MA4181
1.50%, 11/1/2050 487,287 412,122
Pool# FM4808
2.50%, 11/1/2050 286,838 262,427
Pool# CA8442
2.00%, 1/1/2051 1,109,934 982,656
Pool# FM6031
2.00%, 2/1/2051 1,451,152 1,284,019
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8893
2.00%, 2/1/2051 444,427 393,254
Pool# BQ9747
2.00%, 2/1/2051 376,281 332,996
Pool# CA8823
2.00%, 2/1/2051 243,307 215,371
Pool# FM6135
2.00%, 2/1/2051 158,202 140,078
Pool# FM6554
2.00%, 3/1/2051 603,037 533,767
Pool# FM6569
2.50%, 3/1/2051 654,570 598,580
Pool# FM7677
2.50%, 3/1/2051 651,778 596,575
Pool# FM6834
2.00%, 4/1/2051 746,717 660,970
Pool# CB0235
2.00%, 4/1/2051 344,093 304,457
Pool# CB0149
2.00%, 4/1/2051 228,307 201,932
Pool# CB0400
2.00%, 5/1/2051 93,289 82,770
Pool# CB0684
2.00%, 6/1/2051 355,816 314,806
Pool# FM8630
1.50%, 7/1/2051 43,300 36,609
Pool# CB1110
2.00%, 7/1/2051 93,156 82,325
Pool# FM8160
2.50%, 7/1/2051 189,401 173,524
Pool# FM8007
2.50%, 7/1/2051 115,261 105,327
Pool# FM8011
2.50%, 8/1/2051 355,357 325,167
Pool# FM8441
2.50%, 8/1/2051 142,576 130,314
Pool# CB1330
2.50%, 8/1/2051 118,924 108,668
Pool# MA4399
2.50%, 8/1/2051 96,668 88,336
Pool# FM8794
2.50%, 9/1/2051 354,978 324,323
Pool# FM9082
2.00%, 10/1/2051 122,072 108,041
Pool# CB1871
2.50%, 10/1/2051 427,007 390,134
Pool# MA4464
1.50%, 11/1/2051 55,420 46,834
Pool# MA4465
2.00%, 11/1/2051 756,452 668,348
Pool# FM9450
2.00%, 11/1/2051 118,151 104,639
Pool# FM9491
2.50%, 11/1/2051 49,549 45,285
Pool# FM9494
2.50%, 11/1/2051 31,342 28,635
Pool# CB2410
2.50%, 12/1/2051 124,249 113,520
Pool# FM9806
2.50%, 12/1/2051 108,802 99,440

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4512
2.50%, 1/1/2052 907,811 829,414
Pool# BU9929
2.00%, 2/1/2052 273,370 241,540
Pool# CB3351
2.50%, 4/1/2052 76,942 70,323
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 5/25/2037 1,325,000 1,211,762
3.00%, 5/25/2037 125,000 122,515
3.50%, 5/25/2037 150,000 150,067
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 5/25/2052 175,000 147,561
2.50%, 5/25/2052 2,098,000 1,913,838
4.00%, 5/25/2052 50,000 49,715
4.50%, 5/25/2052 50,000 50,830
1.50%, 6/25/2052 50,000 42,070
2.50%, 6/25/2052 450,000 409,663
3.00%, 6/25/2052 200,000 188,164
4.00%, 6/25/2052 25,000 24,776
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 161 165
Pool# 457801
7.00%, 8/15/2028 1,030 1,074
Pool# 486936
6.50%, 2/15/2029 416 440
Pool# 502969
6.00%, 3/15/2029 1,559 1,650
Pool# 487053
7.00%, 3/15/2029 515 536
Pool# 781014
6.00%, 4/15/2029 1,004 1,064
Pool# 509099
7.00%, 6/15/2029 1,783 1,818
Pool# 470643
7.00%, 7/15/2029 4,674 4,766
Pool# 434505
7.50%, 8/15/2029 31 31
Pool# 781124
7.00%, 12/15/2029 3,495 3,786
Pool# 507396
7.50%, 9/15/2030 22,404 23,048
Pool# 531352
7.50%, 9/15/2030 1,439 1,472
Pool# 536334
7.50%, 10/15/2030 104 106
Pool# 540659
7.00%, 1/15/2031 486 490
Pool# 486019
7.50%, 1/15/2031 531 545
Pool# 535388
7.50%, 1/15/2031 333 337
Pool# 528589
6.50%, 3/15/2031 5,876 6,210
Pool# 508473
7.50%, 4/15/2031 2,205 2,292
Pool# 544470
8.00%, 4/15/2031 1,156 1,161
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781287
7.00%, 5/15/2031 1,647 1,785
Pool# 781319
7.00%, 7/15/2031 512 569
Pool# 485879
7.00%, 8/15/2031 2,094 2,187
Pool# 572554
6.50%, 9/15/2031 25,444 26,890
Pool# 781328
7.00%, 9/15/2031 1,560 1,695
Pool# 550991
6.50%, 10/15/2031 313 331
Pool# 571267
7.00%, 10/15/2031 211 218
Pool# 555171
6.50%, 12/15/2031 774 818
Pool# 781380
7.50%, 12/15/2031 529 587
Pool# 781481
7.50%, 1/15/2032 2,351 2,607
Pool# 580972
6.50%, 2/15/2032 108 114
Pool# 781401
7.50%, 2/15/2032 1,644 1,795
Pool# 781916
6.50%, 3/15/2032 19,903 21,229
Pool# 552474
7.00%, 3/15/2032 2,465 2,631
Pool# 781478
7.50%, 3/15/2032 939 1,030
Pool# 781429
8.00%, 3/15/2032 1,685 1,856
Pool# 781431
7.00%, 4/15/2032 6,161 6,777
Pool# 552616
7.00%, 6/15/2032 23,134 24,679
Pool# 570022
7.00%, 7/15/2032 8,676 9,386
Pool# 595077
6.00%, 10/15/2032 2,950 3,249
Pool# 552903
6.50%, 11/15/2032 35,918 38,014
Pool# 552952
6.00%, 12/15/2032 2,657 2,832
Pool# 602102
6.00%, 2/15/2033 9,292 9,827
Pool# 588192
6.00%, 2/15/2033 2,566 2,721
Pool# 553144
5.50%, 4/15/2033 7,865 8,450
Pool# 604243
6.00%, 4/15/2033 3,602 3,916
Pool# 611526
6.00%, 5/15/2033 5,196 5,490
Pool# 553320
6.00%, 6/15/2033 10,239 11,154
Pool# 604788
6.50%, 11/15/2033 33,476 35,379
Pool# 781688
6.00%, 12/15/2033 15,640 17,363

34 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 604875
6.00%, 12/15/2033 14,212 15,668
Pool# 781690
6.00%, 12/15/2033 5,972 6,628
Pool# 781699
7.00%, 12/15/2033 2,044 2,163
Pool# 621856
6.00%, 1/15/2034 5,815 6,143
Pool# 564799
6.00%, 3/15/2034 9,246 9,772
Pool# 630038
6.50%, 8/15/2034 20,353 21,510
Pool# 781804
6.00%, 9/15/2034 15,967 17,732
Pool# 781847
6.00%, 12/15/2034 11,092 12,319
Pool# 486921
5.50%, 2/15/2035 3,857 4,201
Pool# 781902
6.00%, 2/15/2035 15,432 17,063
Pool# 649510
5.50%, 10/15/2035 53,014 56,835
Pool# 652207
5.50%, 3/15/2036 27,917 29,364
Pool# 655519
5.00%, 5/15/2036 13,014 13,576
Pool# 652539
5.00%, 5/15/2036 4,525 4,721
Pool# 606308
5.50%, 5/15/2036 4,700 4,958
Pool# 656666
6.00%, 6/15/2036 10,706 11,415
Pool# 657912
6.50%, 8/15/2036 2,891 3,056
Pool# 704630
5.50%, 7/15/2039 13,831 14,850
Pool# 757039
4.00%, 12/15/2040 134,148 137,289
Pool# 757038
4.00%, 12/15/2040 130,128 133,167
Pool# 755656
4.00%, 12/15/2040 44,382 46,051
Pool# 757044
4.00%, 12/15/2040 42,976 43,970
Pool# 742235
4.00%, 12/15/2040 35,526 36,323
Pool# 755655
4.00%, 12/15/2040 26,317 27,296
Pool# 757043
4.00%, 12/15/2040 20,935 21,426
Pool# 756631
4.00%, 12/15/2040 14,143 14,675
Pool# 755959
4.00%, 1/15/2041 93,325 96,796
Pool# 742244
4.00%, 1/15/2041 83,633 85,569
Pool# 753826
4.00%, 1/15/2041 43,018 43,989
Pool# 690662
4.00%, 1/15/2041 35,576 36,271
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 719486
4.00%, 1/15/2041 7,518 7,588
Pool# 757555
4.00%, 2/15/2041 22,376 22,824
Pool# 757557
4.00%, 2/15/2041 12,457 12,581
Pool# AD6012
3.50%, 4/15/2043 239,510 237,647
Pool# AA6307
3.50%, 4/15/2043 68,157 67,212
Pool# AA6403
3.00%, 5/15/2043 357,055 343,692
Pool# 783781
3.50%, 6/15/2043 74,366 74,705
Pool# 784015
3.00%, 7/15/2043 19,259 18,479
Pool# 784714
3.00%, 1/15/2044 98,729 94,736
Pool# 784458
3.50%, 12/15/2047 201,585 202,328
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 77,940 83,856
Pool# 4559
5.00%, 10/20/2039 107,713 115,306
Pool# 737727
4.00%, 12/20/2040 429,846 439,431
Pool# 737730
4.00%, 12/20/2040 128,008 130,719
Pool# 4923
4.50%, 1/20/2041 71,664 75,898
Pool# 4978
4.50%, 3/20/2041 10,100 10,647
Pool# 5017
4.50%, 4/20/2041 104,590 109,864
Pool# 5082
4.50%, 6/20/2041 184,877 194,217
Pool# 675523
3.50%, 3/20/2042 167,234 166,404
Pool# MA0462
3.50%, 10/20/2042 264,927 263,614
Pool# MA0625
3.50%, 12/20/2042 203,993 203,986
Pool# MA0698
3.00%, 1/20/2043 169,941 163,624
Pool# AF1001
3.50%, 6/20/2043 134,280 133,613
Pool# AJ9335
3.50%, 10/20/2044 9,615 9,568
Pool# MA2754
3.50%, 4/20/2045 99,768 99,488
Pool# MA2824
2.50%, 5/20/2045 143,513 133,895
Pool# MA2825
3.00%, 5/20/2045 206,783 199,086
Pool# MA2891
3.00%, 6/20/2045 544,525 527,533
Pool# MA2960
3.00%, 7/20/2045 178,605 171,899

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3172
3.00%, 10/20/2045 62,981 60,613
Pool# MA3173
3.50%, 10/20/2045 3,892 3,872
Pool# MA3243
3.00%, 11/20/2045 56,242 54,116
Pool# MA3244
3.50%, 11/20/2045 73,597 73,357
Pool# 784098
3.00%, 12/20/2045 292,942 281,733
Pool# 784119
3.00%, 2/20/2046 235,561 226,523
Pool# MA3520
3.00%, 3/20/2046 200,870 193,220
Pool# MA3521
3.50%, 3/20/2046 170,562 169,666
Pool# MA3735
3.00%, 6/20/2046 192,322 184,950
Pool# MA3876
4.50%, 8/20/2046 6,835 7,209
Pool# MA3939
4.50%, 9/20/2046 3,956 4,073
Pool# MA4125
2.50%, 12/20/2046 56,164 52,257
Pool# MA4126
3.00%, 12/20/2046 660,812 635,462
Pool# MA4194
2.50%, 1/20/2047 139,077 129,408
Pool# MA4196
3.50%, 1/20/2047 19,130 18,932
Pool# MA4264
4.50%, 2/20/2047 7,135 7,453
Pool# MA4321
3.50%, 3/20/2047 249,816 246,851
Pool# AZ1974
3.50%, 4/20/2047 99,407 98,183
Pool# MA4384
4.50%, 4/20/2047 6,416 6,690
Pool# MA4512
4.50%, 6/20/2047 18,336 18,956
Pool# MA4652
3.50%, 8/20/2047 70,499 69,633
Pool# MA4836
3.00%, 11/20/2047 107,796 103,629
Pool# 784421
3.50%, 12/20/2047 203,957 203,949
Pool# MA4900
3.50%, 12/20/2047 154,058 152,176
Pool# 784480
3.50%, 4/20/2048 58,283 59,386
Pool# 784481
3.50%, 4/20/2048 11,407 11,350
Pool# MA5331
4.50%, 7/20/2048 50,372 51,941
Pool# BK2856
4.50%, 12/20/2048 4,422 4,515
Pool# MA5818
4.50%, 3/20/2049 31,847 32,569
Pool# MA6092
4.50%, 8/20/2049 29,263 29,965
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6409
3.00%, 1/20/2050 254,633 243,980
Pool# MA6764
2.00%, 7/20/2050 66,838 61,055
Pool# MA6818
2.00%, 8/20/2050 533,109 486,979
Pool# BW4732
2.50%, 8/20/2050 432,064 396,437
Pool# BW6206
2.50%, 8/20/2050 398,886 365,996
Pool# BW4741
2.50%, 9/20/2050 417,750 383,316
Pool# MA7051
2.00%, 12/20/2050 410,894 374,517
Pool# MA7311
2.00%, 4/20/2051 1,836,284 1,670,169
GNMA TBA
2.00%, 5/15/2052 1,340,000 1,215,474
2.50%, 5/15/2052 1,844,000 1,710,947
Total Mortgage-Backed Securities
(cost $79,123,199)
73,511,826
Municipal Bonds 0.9%
California 0.2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 25,000 35,689
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 120,012
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 133,595
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 109,939
State of California,
GO, 7.63%, 3/1/2040 100,000 137,918
University of California, RB
3.06%, 7/1/2025 50,000 49,465
Series R, 5.77%, 5/15/2043 50,000 58,405
645,023
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 44,000 54,943
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 36,959
State of Illinois, GO, 5.10%,
6/1/2033 185,000 189,308
226,267

36 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 46,541
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 171,032
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 156,171
327,203
New York 0.2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 25,000 26,816
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 112,346
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 25,000 31,357
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 86,029
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 44,477
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 112,770
413,795
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 103,490
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 111,659
215,149
Texas 0.2%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 159,957
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 44,327
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 20,509
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 58,339
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 107,263
390,395
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 19,530
Total Municipal Bonds
(cost $2,314,737)
2,338,846
Supranational 1.5%
Asian Development Bank
1.50%, 10/18/2024 500,000 482,999
2.50%, 11/2/2027 250,000 242,888
2.75%, 1/19/2028 200,000 196,802
3.13%, 9/26/2028 75,000 75,237
European Investment Bank
2.63%, 3/15/2024 500,000 499,085
1.63%, 3/14/2025 500,000 482,385
0.38%, 3/26/2026 100,000 90,341
Inter-American Development
Bank, 1.13%, 1/13/2031 50,000 42,669
International Bank for
Reconstruction &
Development
2.50%, 3/19/2024 500,000 497,843
0.63%, 4/22/2025 500,000 467,160
2.50%, 7/29/2025 250,000 246,280
1.75%, 10/23/2029 250,000 228,057
International Finance Corp.,
1.38%, 10/16/2024 250,000 241,448
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 198,088
Total Supranational
(cost $4,165,734)
3,991,282
U.S. Government Agency Securities 1.6%
FHLB
3.13%, 6/13/2025 475,000 477,636
5.50%, 7/15/2036 200,000 243,839
FHLMC
0.13%, 7/25/2022 185,000 184,664
0.25%, 6/26/2023 200,000 195,287
0.25%, 8/24/2023 605,000 588,076
0.25%, 12/4/2023 205,000 197,484
0.38%, 7/21/2025 65,000 59,960
6.75%, 3/15/2031 200,000 254,224
6.25%, 7/15/2032 165,000 208,135
FNMA
2.63%, 9/6/2024 200,000 199,253

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 37
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
0.50%, 6/17/2025 500,000 463,618
6.25%, 5/15/2029 300,000 359,915
7.25%, 5/15/2030 200,000 257,825
0.88%, 8/5/2030 280,000 233,254
Tennessee Valley Authority,
4.88%, 1/15/2048 200,000 236,261
Total U.S. Government Agency Securities
(cost $4,191,484)
4,159,431
U.S. Treasury Obligations 39.1%
U.S. Treasury Bonds
6.25%, 8/15/2023 869,000 911,262
6.00%, 2/15/2026 (d) 444,500 493,065
5.50%, 8/15/2028 300,000 343,266
5.25%, 11/15/2028 500,000 567,637
4.50%, 2/15/2036 (d) 600,000 715,641
4.75%, 2/15/2037 (d) 400,000 489,203
4.50%, 5/15/2038 500,000 598,223
4.50%, 8/15/2039 185,000 221,921
4.38%, 11/15/2039 830,000 979,303
1.13%, 5/15/2040 500,000 360,254
3.88%, 8/15/2040 400,000 442,656
1.38%, 11/15/2040 300,000 224,508
4.25%, 11/15/2040 200,000 231,562
1.75%, 8/15/2041 500,000 396,094
3.75%, 8/15/2041 250,000 271,221
2.00%, 11/15/2041 250,000 206,914
3.13%, 11/15/2041 600,000 595,898
2.38%, 2/15/2042 (d) 100,000 88,359
3.13%, 2/15/2042 650,000 645,684
2.75%, 11/15/2042 800,000 744,781
3.13%, 2/15/2043 750,000 740,713
2.88%, 5/15/2043 900,000 853,207
3.63%, 8/15/2043 500,000 533,066
3.75%, 11/15/2043 850,000 923,246
3.63%, 2/15/2044 800,000 853,656
3.13%, 8/15/2044 400,000 394,734
3.00%, 11/15/2044 350,000 338,187
3.00%, 5/15/2045 400,000 386,875
2.50%, 5/15/2046 400,000 354,625
2.25%, 8/15/2046 300,000 253,219
2.88%, 11/15/2046 275,000 261,884
3.00%, 2/15/2047 400,000 389,687
3.00%, 5/15/2047 400,000 390,219
2.75%, 8/15/2047 500,000 467,187
3.00%, 8/15/2048 350,000 344,312
2.88%, 5/15/2049 400,000 387,922
2.25%, 8/15/2049 500,000 427,363
2.38%, 11/15/2049 550,000 483,656
2.00%, 2/15/2050 500,000 403,516
1.25%, 5/15/2050 800,000 533,281
1.38%, 8/15/2050 900,000 619,418
1.63%, 11/15/2050 250,000 183,770
1.88%, 2/15/2051 950,000 744,525
2.38%, 5/15/2051 1,000,000 880,391
2.00%, 8/15/2051 1,000,000 807,969
1.88%, 11/15/2051 1,000,000 784,375
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.25%, 2/15/2052 800,000 686,875
U.S. Treasury Notes
1.38%, 6/30/2023 200,000 197,883
2.50%, 8/15/2023 800,000 800,969
1.38%, 8/31/2023 1,700,000 1,676,492
2.75%, 8/31/2023 (d) 2,000,000 2,007,656
0.25%, 11/15/2023 (d) 1,000,000 965,430
2.13%, 11/30/2023 900,000 893,988
0.75%, 12/31/2023 500,000 484,727
2.25%, 12/31/2023 1,500,000 1,491,270
2.25%, 1/31/2024 1,800,000 1,787,695
2.50%, 1/31/2024 1,000,000 997,305
0.13%, 2/15/2024 1,000,000 955,977
2.75%, 2/15/2024 (d) 500,000 500,801
2.13%, 3/31/2024 1,000,000 989,297
2.25%, 3/31/2024 (d) 1,500,000 1,487,344
2.00%, 4/30/2024 1,000,000 986,211
2.25%, 4/30/2024 700,000 693,738
2.50%, 4/30/2024 100 100
2.50%, 5/15/2024 700,000 696,773
2.00%, 5/31/2024 (d) 1,000,000 985,078
2.00%, 6/30/2024 (d) 500,000 491,992
0.38%, 7/15/2024 (d) 1,000,000 948,867
2.13%, 7/31/2024 500,000 492,793
0.38%, 8/15/2024 1,000,000 946,211
2.38%, 8/15/2024 (d) 250,000 247,441
1.88%, 8/31/2024 1,000,000 978,594
0.38%, 9/15/2024 500,000 471,895
1.50%, 9/30/2024 500,000 484,551
2.13%, 9/30/2024 500,000 491,797
0.63%, 10/15/2024 1,000,000 947,734
1.50%, 10/31/2024 1,000,000 967,500
2.25%, 10/31/2024 1,000,000 985,352
0.75%, 11/15/2024 500,000 474,219
2.25%, 11/15/2024 660,000 650,023
2.13%, 11/30/2024 1,200,000 1,177,734
1.38%, 1/31/2025 600,000 576,234
2.50%, 1/31/2025 (d) 500,000 495,078
2.00%, 2/15/2025 500,000 488,203
0.50%, 3/31/2025 700,000 653,625
2.63%, 3/31/2025 700,000 694,723
2.63%, 4/15/2025 300,000 297,844
0.38%, 4/30/2025 500,000 464,063
2.13%, 5/15/2025 600,000 586,313
0.25%, 5/31/2025 500,000 460,977
0.25%, 6/30/2025 1,000,000 919,844
2.75%, 6/30/2025 750,000 746,309
2.88%, 7/31/2025 (d) 750,000 748,945
2.00%, 8/15/2025 1,000,000 970,859
0.25%, 8/31/2025 1,000,000 915,234
3.00%, 10/31/2025 800,000 801,937
2.25%, 11/15/2025 1,500,000 1,465,195
0.38%, 11/30/2025 1,500,000 1,369,277
0.38%, 12/31/2025 1,200,000 1,093,312
0.38%, 1/31/2026 1,000,000 908,828
2.63%, 1/31/2026 750,000 741,387
1.63%, 2/15/2026 400,000 381,031
0.75%, 3/31/2026 500,000 459,434
0.63%, 7/31/2026 1,000,000 907,031
1.50%, 8/15/2026 400,000 376,406

38 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.75%, 8/31/2026 1,000,000 910,703
1.38%, 8/31/2026 1,500,000 1,404,199
1.63%, 9/30/2026 1,000,000 945,039
1.63%, 10/31/2026 1,000,000 944,141
2.00%, 11/15/2026 1,000,000 958,711
1.25%, 12/31/2026 700,000 648,293
1.50%, 1/31/2027 800,000 748,781
2.25%, 2/15/2027 800,000 774,625
1.13%, 2/28/2027 1,000,000 918,320
1.88%, 2/28/2027 700,000 666,586
0.63%, 3/31/2027 1,000,000 894,609
2.50%, 3/31/2027 (d) 600,000 587,953
0.50%, 4/30/2027 1,000,000 886,797
2.75%, 4/30/2027 450,000 446,133
0.50%, 8/31/2027 500,000 439,590
0.38%, 9/30/2027 500,000 435,742
2.25%, 11/15/2027 870,000 838,327
0.63%, 11/30/2027 250,000 220,059
0.63%, 12/31/2027 500,000 439,219
0.75%, 1/31/2028 500,000 441,543
2.75%, 2/15/2028 1,000,000 988,477
1.13%, 2/29/2028 (d) 1,000,000 902,500
1.25%, 3/31/2028 500,000 453,437
1.25%, 4/30/2028 700,000 634,129
2.88%, 5/15/2028 1,000,000 994,531
1.25%, 5/31/2028 500,000 452,266
1.25%, 6/30/2028 700,000 632,270
1.00%, 7/31/2028 1,000,000 887,812
2.88%, 8/15/2028 1,000,000 994,336
1.25%, 9/30/2028 500,000 449,824
1.38%, 10/31/2028 500,000 452,969
1.50%, 11/30/2028 500,000 456,152
1.75%, 1/31/2029 1,000,000 926,328
2.63%, 2/15/2029 657,000 643,603
2.88%, 4/30/2029 350,000 348,359
2.38%, 5/15/2029 100,000 96,359
1.63%, 8/15/2029 (d) 1,000,000 915,234
1.75%, 11/15/2029 (d) 500,000 460,938
1.50%, 2/15/2030 1,000,000 902,031
0.63%, 8/15/2030 1,200,000 998,859
0.88%, 11/15/2030 800,000 677,875
1.13%, 2/15/2031 1,600,000 1,380,875
1.63%, 5/15/2031 1,700,000 1,527,941
1.25%, 8/15/2031 500,000 433,047
1.38%, 11/15/2031 1,400,000 1,222,594
1.88%, 2/15/2032 (d) 750,000 684,844
Total U.S. Treasury Obligations
(cost $111,883,325)
104,899,816
Repurchase Agreement 0.4%
Principal
Amount ($) Value ($)
CF Secured, LLC
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $1,178,916,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$1,202,494. (f)(g) 1,178,889 1,178,889
Total Repurchase Agreement
(cost $1,178,889)
1,178,889
Total Investments
(cost $285,670,069) — 99.6%
266,873,573
Other assets in excess of
liabilities — 0.4% 1,085,610
NET ASSETS — 100.0%
$ 267,959,183
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2022.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2022.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$1,025,463 which represents 0.38% of net assets.
(d) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $14,237,980, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,178,889 and by $13,449,441 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.63% – 2.63%, and maturity dates ranging from
2/15/2023 – 5/15/2031, a total value of $14,628,330.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2022.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2022 was $1,178,889.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

Nationwide Bond Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 39
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 8.8%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 257,671
Banks 2.1%
Australia & New Zealand
Banking Group Ltd. 205,341 3,897,559
Commonwealth Bank of
Australia 124,295 9,004,776
National Australia Bank Ltd. 238,358 5,425,120
Westpac Banking Corp. 267,223 4,451,817
22,779,272
Beverages 0.0%
†
Treasury Wine Estates Ltd. 51,239 400,189
Biotechnology 0.6%
CSL Ltd. 34,872 6,599,845
Capital Markets 0.4%
ASX Ltd.(a) 14,577 876,133
Macquarie Group Ltd. 24,686 3,537,545
4,413,678
Chemicals 0.0%
†
Orica Ltd. 29,622 339,706
Commercial Services & Supplies 0.1%
Brambles Ltd. 102,091 753,888
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 15,965 293,899
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 295,728 837,923
Electric Utilities 0.1%
Origin Energy Ltd. 128,288 612,790
Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus 76,323 594,708
Goodman Group 122,474 2,037,122
GPT Group (The) 137,886 490,575
Mirvac Group 265,573 449,606
Scentre Group 392,555 817,777
Stockland 162,554 468,261
Vicinity Centres 293,591 382,712
5,240,761
Food & Staples Retailing 0.4%
Coles Group Ltd. 96,779 1,267,396
Endeavour Group Ltd. 101,442 557,525
Woolworths Group Ltd. 88,281 2,384,505
4,209,426
Gas Utilities 0.1%
APA Group 90,396 725,373
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,972 798,835
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 13,140 742,258
Sonic Healthcare Ltd. 34,526 885,438
1,627,696
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 45,382 1,048,971
Crown Resorts Ltd.* 27,274 247,529
Domino's Pizza Enterprises
Ltd. 4,581 242,125
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 168,024 638,923
2,177,548
Insurance 0.2%
Insurance Australia Group
Ltd.(a) 186,785 592,428
Medibank Pvt Ltd. 198,165 443,749
QBE Insurance Group Ltd. 112,179 960,840
Suncorp Group Ltd. 90,132 722,718
2,719,735
Interactive Media & Services 0.1%
REA Group Ltd. 3,771 334,650
SEEK Ltd. 22,940 446,654
781,304
IT Services 0.1%
Computershare Ltd. 39,578 693,752
Metals & Mining 2.8%
BHP Group Ltd. 368,743 12,395,478
BlueScope Steel Ltd. 38,104 540,191
Evolution Mining Ltd.(a) 138,523 388,845
Fortescue Metals Group Ltd. 123,351 1,870,013
Glencore plc* 714,626 4,405,063
Mineral Resources Ltd. 12,841 523,043
Newcrest Mining Ltd. 64,540 1,209,925
Northern Star Resources Ltd. 83,956 570,868
Rio Tinto Ltd. 27,040 2,143,308
Rio Tinto plc 81,966 5,814,001
South32 Ltd. 339,705 1,132,128
30,992,863
Multiline Retail 0.3%
Wesfarmers Ltd. 82,590 2,848,563
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 17,112 400,292
Santos Ltd. 234,370 1,308,851
Washington H Soul Pattinson
& Co. Ltd. 16,357 316,663
Woodside Petroleum Ltd. 70,465 1,531,532
3,557,338
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd.(a) 48,413 413,548
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 367,982
Software 0.0%
†
WiseTech Global Ltd. 10,322 318,271
Trading Companies & Distributors 0.0%
†
Reece Ltd. 21,206 256,276
Transportation Infrastructure 0.2%
Transurban Group 223,604 2,235,188
97,253,320
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 24,757 764,782
Raiffeisen Bank International
AG(a) 10,160 114,133
878,915

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
AUSTRIA
Electric Utilities 0.0%
†
Verbund AG* 4,821 516,247
Metals & Mining 0.0%
†
voestalpine AG 8,782 229,014
Oil, Gas & Consumable Fuels 0.1%
OMV AG 11,150 569,289
Paper & Forest Products 0.1%
Mondi plc 36,723 679,800
2,873,265
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 18,115 1,233,834
Beverages 0.3%
Anheuser-Busch InBev SA 63,398 3,655,223
Chemicals 0.1%
Solvay SA 5,228 494,097
Umicore SA 14,384 555,308
1,049,405
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 4,544 429,365
Groupe Bruxelles Lambert
SA 3,442 328,861
Sofina SA 1,095 336,392
1,094,618
Diversified Telecommunication Services 0.0%
†
Proximus SADP(a) 11,004 191,897
Electric Utilities 0.0%
†
Elia Group SA 2,279 363,174
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,448 163,612
Insurance 0.1%
Ageas SA 12,157 582,838
Pharmaceuticals 0.1%
UCB SA 9,088 1,034,218
9,368,819
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 12,281 624,590
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 27,899 536,579
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 264,600 954,478
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 119,400 298,679
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 4,142 132,503
Common Stocks
Shares Value ($)
CHINA
Food Products 0.1%
Wilmar International Ltd. 145,258 464,742
Internet & Direct Marketing Retail 0.3%
Prosus NV* 68,056 3,281,707
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 106,000 353,877
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 143,000 433,736
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd.* 143,800 240,099
6,159,821
DENMARK 2.7%
Air Freight & Logistics 0.2%
DSV A/S 14,886 2,431,589
Banks 0.1%
Danske Bank A/S 48,890 741,171
Beverages 0.1%
Carlsberg A/S
, Class B
7,594 961,213
Biotechnology 0.1%
Genmab A/S* 4,794 1,691,098
Building Products 0.0%
†
ROCKWOOL International
A/S
, Class B
661 185,483
Chemicals 0.1%
Chr Hansen Holding A/S 7,418 578,067
Novozymes A/S
, Class B
14,681 1,020,028
1,598,095
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 13,804 1,548,899
Electrical Equipment 0.2%
Vestas Wind Systems A/S 73,690 1,895,832
Health Care Equipment & Supplies 0.2%
Ambu A/S
, Class B
13,557 178,191
Coloplast A/S
, Class B
8,596 1,160,582
Demant A/S* 7,671 337,270
GN Store Nord A/S 9,117 339,896
2,015,939
Insurance 0.0%
†
Tryg A/S 27,214 645,063
Marine 0.2%
AP Moller - Maersk A/S
, Class
A
217 609,036
AP Moller - Maersk A/S
, Class
B
417 1,196,520
1,805,556
Pharmaceuticals 1.3%
Novo Nordisk A/S
, Class B
122,366 13,995,239
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,504 650,852
30,166,029

42 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 233,939 2,329,946
Communications Equipment 0.2%
Nokia OYJ* 393,431 2,002,097
Diversified Telecommunication Services 0.1%
Elisa OYJ 10,757 628,718
Electric Utilities 0.1%
Fortum OYJ 33,591 552,463
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
20,613 520,087
Insurance 0.2%
Sampo OYJ
, Class A
36,393 1,753,687
Machinery 0.1%
Kone OYJ
, Class B
24,576 1,179,274
Wartsila OYJ Abp 31,322 250,055
1,429,329
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 30,807 1,324,365
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
41,352 809,304
UPM-Kymmene OYJ 38,801 1,332,789
2,142,093
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
7,335 286,969
12,969,754
FRANCE 10.3%
Aerospace & Defense 0.8%
Airbus SE 43,020 4,678,320
Dassault Aviation SA 1,665 281,572
Safran SA 24,940 2,654,302
Thales SA 8,069 1,033,645
8,647,839
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA(a) 12,376 1,529,976
Faurecia SE(a) 9,231 198,874
Valeo SA 17,836 321,631
2,050,481
Automobiles 0.0%
†
Renault SA* 14,538 352,352
Banks 0.6%
BNP Paribas SA(a) 82,075 4,209,315
Credit Agricole SA 89,554 961,219
Societe Generale SA 59,157 1,405,523
6,576,057
Beverages 0.3%
Pernod Ricard SA 15,287 3,149,654
Remy Cointreau SA 1,588 314,472
3,464,126
Building Products 0.2%
Cie de Saint-Gobain 36,918 2,148,386
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,054 241,876
Common Stocks
Shares Value ($)
FRANCE
Chemicals 0.6%
Air Liquide SA 34,577 5,969,476
Arkema SA 4,386 495,006
6,464,482
Construction & Engineering 0.5%
Bouygues SA 17,313 594,846
Eiffage SA 5,905 579,260
Vinci SA 39,296 3,791,443
4,965,549
Diversified Financial Services 0.0%
†
Eurazeo SE* 2,995 229,309
Wendel SE 2,029 201,028
430,337
Diversified Telecommunication Services 0.2%
Orange SA 145,578 1,733,859
Electric Utilities 0.0%
†
Electricite de France SA 41,388 374,245
Electrical Equipment 0.2%
Legrand SA 19,516 1,722,720
Entertainment 0.1%
Bollore SE 67,420 313,083
Ubisoft Entertainment SA* 7,453 336,511
649,594
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 3,448 243,627
Gecina SA 3,479 389,766
Klepierre SA* 14,695 348,965
Unibail-Rodamco-Westfield* 9,427 667,830
1,650,188
Food & Staples Retailing 0.1%
Carrefour SA 46,901 994,219
Food Products 0.3%
Danone SA 47,671 2,865,859
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,141 297,998
Health Care Providers & Services 0.0%
†
Orpea SA(a) 3,681 130,673
Hotels, Restaurants & Leisure 0.1%
Accor SA* 12,294 399,572
La Francaise des Jeux
SAEM Reg. S(b) 6,838 254,400
Sodexo SA 6,055 454,011
1,107,983
Household Durables 0.0%
†
SEB SA 2,052 246,017
Insurance 0.4%
AXA SA 142,059 3,761,107
CNP Assurances 11,940 262,881
4,023,988
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 161,821
IT Services 0.4%
Capgemini SE 11,700 2,380,094
Edenred 18,642 934,428
Worldline SA Reg. S*(b) 16,537 648,177
3,962,699

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
FRANCE
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,938 630,812
Machinery 0.0%
†
Alstom SA 23,984 522,114
Media 0.1%
Publicis Groupe SA 16,637 995,860
Vivendi SE 54,832 628,736
1,624,596
Multi-Utilities 0.3%
Engie SA 133,277 1,565,580
Veolia Environnement SA 47,748 1,376,218
2,941,798
Oil, Gas & Consumable Fuels 0.8%
TotalEnergies SE 181,916 8,963,292
Personal Products 0.6%
L'Oreal SA 18,312 6,661,916
Pharmaceuticals 0.8%
Ipsen SA 2,555 265,132
Sanofi 82,980 8,733,731
8,998,863
Professional Services 0.2%
Bureau Veritas SA 22,238 637,251
Teleperformance 4,286 1,532,421
2,169,672
Software 0.2%
Dassault Systemes SE 48,511 2,158,001
Textiles, Apparel & Luxury Goods 2.0%
EssilorLuxottica SA 20,974 3,555,682
Hermes International 2,311 2,843,464
Kering SA 5,474 2,907,532
LVMH Moet Hennessy Louis
Vuitton SE 20,177 12,911,173
22,217,851
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,138 302,272
Getlink SE 32,107 586,486
888,758
113,041,021
GERMANY 7.9%
Aerospace & Defense 0.1%
MTU Aero Engines AG* 3,773 763,043
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 72,331 3,122,350
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 44,410 334,666
Auto Components 0.0%
†
Continental AG* 7,543 525,188
Automobiles 0.9%
Bayerische Motoren Werke
AG 24,160 2,000,419
Bayerische Motoren Werke
AG (Preference) 3,806 283,236
Mercedes-Benz Group AG* 62,453 4,419,490
Common Stocks
Shares Value ($)
GERMANY
Automobiles
Porsche Automobil Holding
SE (Preference) 10,949 917,628
Volkswagen AG 2,283 503,024
Volkswagen AG (Preference) 13,542 2,124,464
10,248,261
Banks 0.0%
†
Commerzbank AG* 69,069 457,579
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 150,812 1,540,138
Deutsche Boerse AG 13,864 2,429,986
3,970,124
Chemicals 0.6%
BASF SE* 67,021 3,562,671
Covestro AG Reg. S(b) 14,627 636,959
Evonik Industries AG 15,860 419,400
FUCHS PETROLUB SE
(Preference) 5,412 172,300
LANXESS AG 5,256 206,664
Symrise AG 9,689 1,158,492
6,156,486
Construction Materials 0.1%
HeidelbergCement AG 11,231 655,413
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 236,510 4,356,430
Telefonica Deutschland
Holding AG 67,021 202,763
United Internet AG
(Registered) 7,411 240,395
4,799,588
Electrical Equipment 0.1%
Siemens Energy AG 30,226 585,212
Food & Staples Retailing 0.1%
HelloFresh SE* 12,492 534,234
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 3,044 384,478
Sartorius AG (Preference) 1,848 699,993
Siemens Healthineers AG
Reg. S(b) 20,408 1,103,010
2,187,481
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 14,670 918,850
Fresenius SE & Co. KGaA 30,113 1,073,614
1,992,464
Household Products 0.1%
Henkel AG & Co. KGaA 7,994 510,666
Henkel AG & Co. KGaA
(Preference) 13,475 871,260
1,381,926
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 6,223 161,026
Industrial Conglomerates 0.6%
Siemens AG (Registered) 55,391 6,889,807

44 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Insurance 0.9%
Allianz SE (Registered) 29,805 6,788,542
Hannover Rueck SE 4,560 716,507
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 10,223 2,446,261
9,951,310
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,003 383,019
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(b) 12,575 498,755
Zalando SE Reg. S*∞(b) 4,053 161,750
IT Services 0.0%
†
Bechtle AG 5,365 250,489
Machinery 0.2%
Daimler Truck Holding AG* 29,066 785,363
GEA Group AG 10,899 428,171
KION Group AG 5,493 309,784
Knorr-Bremse AG 5,579 401,987
Rational AG 329 202,388
2,127,693
Multi-Utilities 0.3%
E.ON SE 163,826 1,716,996
RWE AG 46,877 1,958,396
3,675,392
Personal Products 0.1%
Beiersdorf AG 7,070 714,540
Pharmaceuticals 0.6%
Bayer AG (Registered)* 71,687 4,725,084
Merck KGaA 9,431 1,748,936
6,474,020
Real Estate Management & Development 0.3%
Aroundtown SA 75,561 382,112
LEG Immobilien SE 5,453 561,059
Vonovia SE*(a) 53,835 2,152,670
3,095,841
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 93,439 2,703,223
Software 0.7%
Nemetschek SE 4,368 350,712
SAP SE 75,665 7,804,317
8,155,029
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 13,893 2,829,702
Puma SE 7,966 594,383
3,424,085
Trading Companies & Distributors 0.1%
Brenntag SE 11,685 911,859
87,291,853
HONG KONG 2.4%
Banks 0.1%
Hang Seng Bank Ltd. 54,800 967,628
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 138,000 304,967
Common Stocks
Shares Value ($)
HONG KONG
Capital Markets 0.3%
Hong Kong Exchanges &
Clearing Ltd. 86,500 3,668,482
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 265,420 380,409
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 51,500 346,506
CLP Holdings Ltd. 118,000 1,148,682
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 168,500 166,201
Power Assets Holdings Ltd. 98,800 663,833
2,325,222
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 151,051 1,302,444
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 594,743 409,354
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 846,565 932,691
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 18,469 105,643
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 14,300 746,174
Jardine Matheson Holdings
Ltd. 1,000 52,845
799,019
Insurance 0.8%
AIA Group Ltd. 882,800 8,624,882
Machinery 0.1%
Techtronic Industries Co. Ltd. 100,500 1,341,737
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 151,886 1,028,246
Hang Lung Properties Ltd. 138,000 263,160
Henderson Land
Development Co. Ltd. 100,352 404,604
Hongkong Land Holdings
Ltd. 66,300 302,991
Hongkong Land Holdings
Ltd. 12,100 56,330
New World Development Co.
Ltd. 117,707 450,101
Sino Land Co. Ltd. 256,200 337,643
Sun Hung Kai Properties Ltd. 98,700 1,137,141
Swire Pacific Ltd.
, Class A
39,000 222,252
Swire Properties Ltd. 82,000 195,283
Wharf Real Estate
Investment Co. Ltd. 118,270 554,618
4,952,369
Road & Rail 0.1%
MTR Corp. Ltd. 111,214 590,248
26,705,095

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
IRELAND 0.6%
Building Products 0.1%
Kingspan Group plc 11,114 1,018,790
Construction Materials 0.2%
CRH plc 56,379 2,236,428
Containers & Packaging 0.1%
Smurfit Kappa Group plc 17,297 731,280
Food Products 0.1%
Kerry Group plc
, Class A
11,514 1,271,976
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc* 12,163 1,218,020
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 10,175 475,274
6,951,768
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,916 416,988
Banks 0.3%
Bank Hapoalim BM 81,470 754,271
Bank Leumi Le-Israel BM 104,665 1,097,824
Israel Discount Bank Ltd.
,
Class A
90,194 532,662
Mizrahi Tefahot Bank Ltd. 9,938 367,704
2,752,461
Chemicals 0.1%
ICL Group Ltd. 51,537 571,385
IT Services 0.0%
†
Wix.com Ltd.* 4,237 319,724
Machinery 0.0%
†
Kornit Digital Ltd.* 3,539 235,343
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 83,372 726,170
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,210 275,383
Software 0.2%
Check Point Software
Technologies Ltd.* 7,752 979,000
Nice Ltd.* 4,501 931,210
1,910,210
7,207,664
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 9,198 1,940,143
Banks 0.4%
FinecoBank Banca Fineco
SpA 42,370 583,707
Intesa Sanpaolo SpA 1,205,308 2,423,923
Mediobanca Banca di
Credito Finanziario SpA 47,016 467,476
UniCredit SpA 154,318 1,407,409
4,882,515
Beverages 0.1%
Coca-Cola HBC AG* 15,639 316,193
Common Stocks
Shares Value ($)
ITALY
Beverages
Davide Campari-Milano NV 36,825 414,432
730,625
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 25,550 272,216
Telecom Italia SpA 753,603 218,481
490,697
Electric Utilities 0.4%
Enel SpA 593,494 3,835,788
Terna - Rete Elettrica
Nazionale 99,666 811,812
4,647,600
Electrical Equipment 0.1%
Prysmian SpA 18,108 587,075
Gas Utilities 0.1%
Snam SpA 143,104 785,314
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,904 248,890
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 355,730
Insurance 0.2%
Assicurazioni Generali SpA 80,759 1,524,094
Poste Italiane SpA Reg. S(b) 36,919 358,437
1,882,531
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 39,593 389,160
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 184,170 2,584,276
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,430 355,694
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 14,488 752,508
Transportation Infrastructure 0.1%
Atlantia SpA* 35,843 850,899
21,483,657
JAPAN 21.6%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 22,200 391,174
Yamato Holdings Co. Ltd. 19,900 373,248
764,422
Airlines 0.0%
†
ANA Holdings, Inc.* 11,900 224,211
Japan Airlines Co. Ltd.* 10,174 168,012
392,223
Auto Components 0.4%
Aisin Corp. 10,300 298,999
Bridgestone Corp. 41,600 1,522,608
Denso Corp. 31,600 1,928,416
Koito Manufacturing Co. Ltd. 8,200 301,116
Stanley Electric Co. Ltd. 10,900 187,652
Sumitomo Electric Industries
Ltd. 57,000 611,962
4,850,753

46 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Automobiles 1.8%
Honda Motor Co. Ltd. 119,000 3,124,658
Isuzu Motors Ltd. 44,100 513,569
Mazda Motor Corp. 37,660 268,534
Nissan Motor Co. Ltd.* 175,600 696,384
Subaru Corp. 46,500 699,574
Suzuki Motor Corp. 26,100 782,859
Toyota Motor Corp. 770,500 13,129,291
Yamaha Motor Co. Ltd. 22,500 464,490
19,679,359
Banks 1.1%
Chiba Bank Ltd. (The) 43,700 251,202
Concordia Financial Group
Ltd. 82,300 299,255
Japan Post Bank Co. Ltd. 30,400 229,864
Mitsubishi UFJ Financial
Group, Inc. 862,784 5,014,377
Mizuho Financial Group, Inc. 176,051 2,139,590
Resona Holdings, Inc. 148,101 642,683
Shizuoka Bank Ltd. (The) 29,100 188,631
Sumitomo Mitsui Financial
Group, Inc. 93,505 2,814,833
Sumitomo Mitsui Trust
Holdings, Inc. 23,676 733,457
12,313,892
Beverages 0.2%
Asahi Group Holdings Ltd. 32,800 1,224,667
Ito En Ltd. 3,900 160,105
Kirin Holdings Co. Ltd. 58,100 853,220
Suntory Beverage & Food
Ltd. 9,400 373,227
2,611,219
Building Products 0.4%
AGC, Inc. 14,620 549,097
Daikin Industries Ltd. 18,200 2,798,439
Lixil Corp. 18,500 325,623
TOTO Ltd. 10,900 366,696
4,039,855
Capital Markets 0.2%
Daiwa Securities Group, Inc. 100,100 489,753
Japan Exchange Group, Inc. 38,500 577,374
Nomura Holdings, Inc. 218,000 834,417
SBI Holdings, Inc. 19,070 426,787
2,328,331
Chemicals 0.8%
Asahi Kasei Corp. 94,900 780,973
JSR Corp. 15,300 417,150
Kansai Paint Co. Ltd. 12,600 174,213
Mitsubishi Chemical Holdings
Corp. 96,800 591,877
Mitsubishi Gas Chemical
Co., Inc. 11,800 173,418
Mitsui Chemicals, Inc. 12,320 281,505
Nippon Paint Holdings Co.
Ltd. 63,100 502,555
Nippon Sanso Holdings
Corp. 10,700 192,077
Nissan Chemical Corp. 8,600 455,735
Nitto Denko Corp. 9,910 665,413
Shin-Etsu Chemical Co. Ltd. 25,800 3,557,045
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Sumitomo Chemical Co. Ltd. 113,600 481,105
Toray Industries, Inc. 105,400 501,247
Tosoh Corp. 17,800 245,320
9,019,633
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 17,050 356,297
Secom Co. Ltd. 15,000 1,058,193
Sohgo Security Services Co.
Ltd. 4,900 136,332
Toppan, Inc. 18,900 312,588
1,863,410
Construction & Engineering 0.1%
Kajima Corp. 31,500 351,216
Obayashi Corp. 45,700 314,909
Shimizu Corp. 38,300 201,177
Taisei Corp. 13,600 368,773
1,236,075
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 204,659
ORIX Corp. 89,100 1,625,398
Tokyo Century Corp. 3,000 92,217
1,922,274
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 87,216 2,576,460
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 48,800 493,054
Kansai Electric Power Co.,
Inc. (The) 53,200 467,280
Tokyo Electric Power Co.
Holdings, Inc.* 108,900 375,471
1,335,805
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 9,140 402,627
Mitsubishi Electric Corp. 132,600 1,393,752
Nidec Corp. 32,600 2,135,595
3,931,974
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 8,600 262,522
Hamamatsu Photonics KK 10,900 490,019
Hirose Electric Co. Ltd. 2,165 275,703
Ibiden Co. Ltd. 7,500 284,146
Keyence Corp. 14,172 5,717,783
Kyocera Corp. 23,200 1,226,630
Murata Manufacturing Co.
Ltd. 41,900 2,508,580
Omron Corp. 14,000 829,520
Shimadzu Corp. 17,900 588,481
TDK Corp. 27,600 862,113
Yokogawa Electric Corp. 17,100 273,334
13,318,831
Entertainment 0.5%
Capcom Co. Ltd. 12,000 316,644
Koei Tecmo Holdings Co.
Ltd. 4,910 149,512
Konami Holdings Corp. 6,500 401,696
Nexon Co. Ltd. 37,000 844,903

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nintendo Co. Ltd. 8,000 3,686,879
Square Enix Holdings Co.
Ltd. 6,100 244,220
Toho Co. Ltd. 7,900 293,245
5,937,099
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 154 373,601
GLP J-REIT 312 419,057
Japan Metropolitan Fund
Investment Corp. 490 389,854
Japan Real Estate
Investment Corp. 94 454,316
Nippon Building Fund, Inc. 103 533,630
Nippon Prologis REIT, Inc. 156 432,811
Nomura Real Estate Master
Fund, Inc. 327 409,340
Orix JREIT, Inc. 211 283,076
3,295,685
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 49,500 939,839
Cosmos Pharmaceutical
Corp. 1,700 157,931
Kobe Bussan Co. Ltd. 8,900 216,740
Lawson, Inc. 2,800 102,845
Seven & i Holdings Co. Ltd. 55,000 2,420,830
Tsuruha Holdings, Inc. 2,900 148,372
Welcia Holdings Co. Ltd. 7,800 160,734
4,147,291
Food Products 0.3%
Ajinomoto Co., Inc. 35,300 918,811
Kikkoman Corp. 11,000 618,380
MEIJI Holdings Co. Ltd. 8,598 429,309
Nisshin Seifun Group, Inc. 16,152 214,613
Nissin Foods Holdings Co.
Ltd. 4,400 306,574
Toyo Suisan Kaisha Ltd. 5,600 172,588
Yakult Honsha Co. Ltd. 9,200 475,923
3,136,198
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 26,980 487,101
Tokyo Gas Co. Ltd. 28,480 546,371
1,033,472
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 15,800 308,036
Hoya Corp. 27,000 2,689,991
Olympus Corp. 80,600 1,427,613
Sysmex Corp. 11,800 764,247
Terumo Corp. 46,900 1,401,957
6,591,844
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 12,700 208,048
Health Care Technology 0.1%
M3, Inc. 31,700 1,020,668
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 231,056
Common Stocks
Shares Value ($)
JAPAN
Hotels, Restaurants & Leisure
Oriental Land Co. Ltd. 14,600 2,197,518
2,428,574
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 10,100 161,491
Open House Group Co. Ltd. 6,300 243,891
Panasonic Holdings Corp. 160,502 1,430,586
Rinnai Corp. 2,700 171,060
Sekisui Chemical Co. Ltd. 28,800 388,957
Sekisui House Ltd. 43,400 748,501
Sharp Corp. 16,100 136,017
Sony Group Corp. 92,000 7,907,535
11,188,038
Household Products 0.1%
Lion Corp. 18,400 189,511
Unicharm Corp. 28,800 1,001,744
1,191,255
Industrial Conglomerates 0.4%
Hitachi Ltd. 70,660 3,290,380
Toshiba Corp. 27,870 1,164,516
4,454,896
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 73,400 1,473,632
Japan Post Holdings Co. Ltd. 176,900 1,239,638
Japan Post Insurance Co.
Ltd. 13,300 215,556
MS&AD Insurance Group
Holdings, Inc. 33,555 1,002,767
Sompo Holdings, Inc. 22,525 918,526
T&D Holdings, Inc. 40,700 522,353
Tokio Marine Holdings, Inc. 45,800 2,471,586
7,844,058
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 203,986
Z Holdings Corp. 202,600 798,966
1,002,952
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*(a) 7,400 119,242
Rakuten Group, Inc. 65,600 462,426
ZOZO, Inc. 8,800 179,628
761,296
IT Services 0.6%
Fujitsu Ltd. 14,310 2,023,102
GMO Payment Gateway, Inc. 3,100 261,756
Itochu Techno-Solutions
Corp. 6,200 145,743
NEC Corp. 18,600 721,140
Nomura Research Institute
Ltd. 25,254 715,596
NTT Data Corp. 44,600 821,961
Obic Co. Ltd. 5,300 784,271
Otsuka Corp. 8,700 285,613
SCSK Corp. 10,800 172,245
TIS, Inc. 15,200 342,126
6,273,553
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 14,249 969,692
Shimano, Inc. 5,300 926,258
Yamaha Corp. 9,400 360,817
2,256,767

48 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery 1.1%
Daifuku Co. Ltd. 7,000 432,087
FANUC Corp. 14,000 2,165,317
Hino Motors Ltd. 20,000 103,461
Hitachi Construction
Machinery Co. Ltd. 7,200 163,166
Hoshizaki Corp. 4,300 272,560
Komatsu Ltd. 63,900 1,433,533
Kubota Corp. 74,500 1,268,880
Kurita Water Industries Ltd. 8,000 274,800
Makita Corp. 16,900 502,111
MINEBEA MITSUMI, Inc. 27,800 536,481
MISUMI Group, Inc. 21,500 540,782
Mitsubishi Heavy Industries
Ltd. 22,920 784,201
Miura Co. Ltd. 6,600 138,277
NGK Insulators Ltd. 16,700 224,718
SMC Corp. 4,100 1,981,721
Toyota Industries Corp. 11,100 663,394
Yaskawa Electric Corp. 18,200 620,948
12,106,437
Marine 0.1%
Mitsui OSK Lines Ltd. 26,100 607,546
Nippon Yusen KK 11,440 820,890
1,428,436
Media 0.1%
CyberAgent, Inc. 30,700 326,332
Dentsu Group, Inc. 15,561 562,425
Hakuhodo DY Holdings, Inc. 17,400 205,716
1,094,473
Metals & Mining 0.2%
Hitachi Metals Ltd.* 16,700 260,942
JFE Holdings, Inc. 34,300 422,289
Nippon Steel Corp. 61,206 975,416
Sumitomo Metal Mining Co.
Ltd. 17,500 760,507
2,419,154
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 28,100 434,399
Ryohin Keikaku Co. Ltd. 18,300 164,319
598,718
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 215,917 756,889
Idemitsu Kosan Co. Ltd. 16,044 421,559
Inpex Corp. 74,700 883,030
2,061,478
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 63,700 301,285
Personal Products 0.3%
Kao Corp. 34,700 1,395,456
Kobayashi Pharmaceutical
Co. Ltd. 3,500 239,119
Kose Corp. 2,400 248,550
Pola Orbis Holdings, Inc. 7,200 83,233
Shiseido Co. Ltd. 29,100 1,371,358
3,337,716
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 135,900 2,069,127
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Chugai Pharmaceutical Co.
Ltd. 49,000 1,470,532
Daiichi Sankyo Co. Ltd. 127,900 3,214,337
Eisai Co. Ltd. 17,900 779,645
Kyowa Kirin Co. Ltd. 20,600 432,589
Nippon Shinyaku Co. Ltd. 3,600 243,800
Ono Pharmaceutical Co. Ltd. 25,800 661,953
Otsuka Holdings Co. Ltd. 29,500 989,989
Santen Pharmaceutical Co.
Ltd. 28,000 228,759
Shionogi & Co. Ltd. 18,900 1,056,458
Sumitomo Pharma Co. Ltd. 12,900 114,768
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 128,236
Takeda Pharmaceutical Co.
Ltd. 115,497 3,350,516
14,740,709
Professional Services 0.4%
Benefit One, Inc. 6,100 91,511
Nihon M&A Center Holdings,
Inc. 22,900 283,275
Persol Holdings Co. Ltd. 13,700 272,490
Recruit Holdings Co. Ltd. 99,000 3,651,876
4,299,152
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 5,000 481,244
Daiwa House Industry Co.
Ltd. 40,400 975,797
Hulic Co. Ltd. 29,200 246,308
Mitsubishi Estate Co. Ltd. 85,500 1,238,413
Mitsui Fudosan Co. Ltd. 66,400 1,401,085
Nomura Real Estate
Holdings, Inc. 7,700 186,715
Sumitomo Realty &
Development Co. Ltd. 23,400 617,318
5,146,880
Road & Rail 0.5%
Central Japan Railway Co. 10,400 1,312,147
East Japan Railway Co. 21,790 1,142,276
Hankyu Hanshin Holdings,
Inc. 16,200 427,649
Keio Corp. 7,880 302,462
Keisei Electric Railway Co.
Ltd. 9,900 242,978
Kintetsu Group Holdings Co.
Ltd. 11,850 340,228
Nippon Express Holdings,
Inc. 5,850 340,701
Odakyu Electric Railway Co.
Ltd. 22,250 337,721
Tobu Railway Co. Ltd. 15,100 339,373
Tokyu Corp. 37,850 462,801
West Japan Railway Co. 16,300 606,868
5,855,204
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 14,200 977,656
Disco Corp. 2,200 542,243
Lasertec Corp. 5,700 770,275

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.* 94,800 1,015,014
Rohm Co. Ltd. 6,600 464,596
SUMCO Corp. 25,600 370,488
Tokyo Electron Ltd. 10,900 4,623,932
8,764,204
Software 0.1%
Oracle Corp. Japan 2,500 161,057
Trend Micro, Inc. 9,600 534,833
695,890
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 4,200 1,924,637
Hikari Tsushin, Inc. 1,500 173,369
Nitori Holdings Co. Ltd. 5,600 569,713
USS Co. Ltd. 16,500 272,335
2,940,054
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 297,247
Canon, Inc. 73,000 1,677,400
FUJIFILM Holdings Corp. 26,300 1,452,547
Ricoh Co. Ltd. 45,900 335,550
Seiko Epson Corp. 20,000 279,276
4,042,020
Tobacco 0.1%
Japan Tobacco, Inc. 87,400 1,495,235
Trading Companies & Distributors 1.1%
ITOCHU Corp. 86,700 2,622,782
Marubeni Corp. 113,200 1,238,809
Mitsubishi Corp. 92,200 3,093,897
Mitsui & Co. Ltd. 113,900 2,760,348
MonotaRO Co. Ltd. 17,200 298,221
Sumitomo Corp. 81,600 1,294,229
Toyota Tsusho Corp. 14,900 536,904
11,845,190
Wireless Telecommunication Services 0.9%
KDDI Corp. 117,700 3,902,400
SoftBank Corp. 209,600 2,435,721
SoftBank Group Corp. 88,000 3,552,658
9,890,779
238,019,224
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 11,406 268,524
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 9,807 911,379
Metals & Mining 0.1%
ArcelorMittal SA 46,541 1,358,598
2,269,977
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 165,000 942,487
Sands China Ltd.* 168,300 369,495
1,311,982
Common Stocks
Shares Value ($)
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.2%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(a)(b) 29,030 362,115
ING Groep NV(a) 279,511 2,615,720
2,977,835
Beverages 0.2%
Heineken Holding NV 8,714 679,205
Heineken NV 18,914 1,844,740
2,523,945
Biotechnology 0.1%
Argenx SE* 3,287 945,030
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 6,553 526,106
Chemicals 0.3%
Akzo Nobel NV(a) 13,678 1,180,135
Koninklijke DSM NV 12,754 2,136,167
3,316,302
Diversified Financial Services 0.1%
EXOR NV 8,202 564,667
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 238,298 824,198
Entertainment 0.1%
Universal Music Group NV(a) 52,929 1,224,534
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 76,306 2,254,088
Food Products 0.0%
†
JDE Peet's NV 6,476 190,195
Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV 66,943 1,756,179
Insurance 0.1%
Aegon NV 135,332 700,098
NN Group NV 19,343 945,147
1,645,245
IT Services 0.2%
Adyen NV Reg. S*(b) 1,447 2,420,046
Oil, Gas & Consumable Fuels 1.4%
Shell plc 561,819 15,206,260
Professional Services 0.2%
Randstad NV 9,085 480,405
Wolters Kluwer NV 19,156 1,937,634
2,418,039
Semiconductors & Semiconductor Equipment 1.6%
ASM International NV 3,406 1,017,092
ASML Holding NV 30,070 17,012,666
18,029,758
Trading Companies & Distributors 0.1%
IMCD NV 4,015 637,836
57,460,263

50 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 141,213 446,972
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,982 205,562
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 43,777 602,353
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd.(a) 34,170 201,599
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 102,275 310,409
Software 0.1%
Xero Ltd.* 10,087 661,524
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 88,891 446,977
2,875,396
NORWAY 0.7%
Banks 0.1%
DNB Bank ASA(a) 67,819 1,323,889
Diversified Telecommunication Services 0.1%
Telenor ASA 49,074 692,437
Food Products 0.1%
Mowi ASA 33,243 942,508
Orkla ASA 57,823 470,345
1,412,853
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 303,584
Media 0.0%
†
Schibsted ASA
, Class A
6,222 129,087
Schibsted ASA
, Class B
(a) 6,755 129,053
258,140
Metals & Mining 0.1%
Norsk Hydro ASA 96,161 810,640
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA(a) 8,228 294,816
Equinor ASA 69,800 2,378,627
2,673,443
7,474,986
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA*(a) 13,676 83,622
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 198,497 924,140
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 21,616 448,453
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 37,911 462,584
1,835,177
Common Stocks
Shares Value ($)
SAUDI ARABIA 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
Delivery Hero SE Reg. S*(b) 12,252 436,540
SINGAPORE 1.4%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 104,600 308,098
Airlines 0.0%
†
Singapore Airlines Ltd.* 104,482 412,134
Banks 0.7%
DBS Group Holdings Ltd. 129,950 3,147,542
Oversea-Chinese Banking
Corp. Ltd. 247,089 2,190,918
United Overseas Bank Ltd. 83,662 1,792,972
7,131,432
Capital Markets 0.0%
†
Singapore Exchange Ltd. 58,500 411,958
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 595,203 1,183,051
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 21,000 258,519
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 225,013 463,297
CapitaLand Integrated
Commercial Trust 339,578 568,186
Mapletree Commercial Trust 146,000 196,669
Mapletree Logistics Trust 233,375 300,656
1,528,808
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd.* 387,917 225,588
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 103,800 513,306
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 199,545 606,012
City Developments Ltd. 29,899 183,073
UOL Group Ltd.* 32,113 168,701
957,786
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 82,005 241,915
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 49,833 1,845,662
15,018,257
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 92,153 4,089,336
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 476,287 2,506,196
Banco Santander SA(a) 1,265,418 3,708,034
CaixaBank SA 323,462 1,032,239
7,246,469
Biotechnology 0.0%
†
Grifols SA 23,221 386,358

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
SPAIN
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 17,608 449,636
Ferrovial SA 35,396 903,707
1,353,343
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 37,178 1,737,795
Telefonica SA 384,509 1,870,979
3,608,774
Electric Utilities 0.5%
Endesa SA 22,134 465,535
Iberdrola SA 425,048 4,856,480
Red Electrica Corp. SA 29,340 589,547
5,911,562
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 18,457 294,276
Gas Utilities 0.1%
Enagas SA 15,738 339,861
Naturgy Energy Group SA 14,665 439,383
779,244
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 19,481 463,000
IT Services 0.2%
Amadeus IT Group SA* 32,873 2,049,738
Oil, Gas & Consumable Fuels 0.2%
Repsol SA 105,881 1,588,686
Specialty Retail 0.2%
Industria de Diseno Textil
SA(a) 79,598 1,669,166
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,655 799,270
26,149,886
SWEDEN 3.2%
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
118,225 1,322,007
Svenska Handelsbanken AB
,
Class A
104,543 1,053,824
Swedbank AB
, Class A
64,864 1,023,550
3,399,381
Building Products 0.3%
Assa Abloy AB
, Class B
(a) 73,138 1,845,126
Nibe Industrier AB
, Class B
102,681 1,004,823
2,849,949
Capital Markets 0.1%
EQT AB 22,375 631,874
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 21,215 249,693
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
212,983 1,710,267
Common Stocks
Shares Value ($)
SWEDEN
Construction & Engineering 0.0%
†
Skanska AB
, Class B
25,729 490,566
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
(a) 9,055 231,716
Industrivarden AB
, Class C
(a) 11,449 288,003
Investor AB
, Class A
(a) 35,682 744,355
Investor AB
, Class B
(a) 132,947 2,554,137
Kinnevik AB
, Class B
* 18,611 364,009
L E Lundbergforetagen AB
,
Class B
5,748 268,418
4,450,638
Diversified Telecommunication Services 0.1%
Telia Co. AB 186,934 774,320
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB
, Class B
*(a) 142,030 1,836,410
Entertainment 0.0%
†
Embracer Group AB*(a) 42,552 283,165
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
(a) 15,940 462,176
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 12,557 1,291,216
Household Durables 0.0%
†
Electrolux AB
, Class B
Series B
(a) 17,058 260,297
Household Products 0.1%
Essity AB
, Class B
43,710 1,164,101
Industrial Conglomerates 0.1%
Investment AB Latour
, Class B
11,742 310,996
Lifco AB
, Class B
* 17,828 374,046
685,042
Machinery 0.9%
Alfa Laval AB(a) 22,132 614,285
Atlas Copco AB
, Class A
(a) 49,000 2,219,005
Atlas Copco AB
, Class B
(a) 28,238 1,116,000
Epiroc AB
, Class A
(a) 47,271 961,351
Epiroc AB
, Class B
26,421 458,254
Husqvarna AB
, Class B
28,576 273,375
Sandvik AB(a) 82,379 1,548,967
SKF AB
, Class B
29,316 475,756
Volvo AB
, Class A
12,096 196,940
Volvo AB
, Class B
104,319 1,655,581
9,519,514
Metals & Mining 0.1%
Boliden AB(a) 19,860 868,384
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 15,145 626,559
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA
,
Class B
43,316 839,890
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 7,954 394,371
Sagax AB
, Class B
12,317 310,930
705,301

52 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Software 0.0%
†
Sinch AB Reg. S*(b) 38,381 169,261
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 55,236 694,811
Tobacco 0.1%
Swedish Match AB(a) 119,498 952,245
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
(a) 35,844 473,122
35,388,182
SWITZERLAND 10.2%
Building Products 0.1%
Geberit AG (Registered) 2,614 1,491,582
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 193,492 1,308,485
Julius Baer Group Ltd. 15,810 755,977
Partners Group Holding AG 1,656 1,754,757
UBS Group AG (Registered) 253,437 4,287,757
8,106,976
Chemicals 0.6%
Clariant AG (Registered)* 15,455 262,114
EMS-Chemie Holding AG
(Registered) 532 474,933
Givaudan SA (Registered) 674 2,678,355
Sika AG (Registered) 10,353 3,148,125
6,563,527
Construction Materials 0.2%
Holcim AG* 38,203 1,868,488
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,861 1,102,193
Electrical Equipment 0.3%
ABB Ltd. (Registered)(a) 119,854 3,590,258
Food Products 2.6%
Barry Callebaut AG
(Registered) 251 578,412
Chocoladefabriken Lindt &
Spruengli AG 74 827,949
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 947,578
Nestle SA (Registered) 205,410 26,519,555
28,873,494
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 36,463 2,587,041
Sonova Holding AG
(Registered) 3,918 1,410,706
Straumann Holding AG
(Registered) 7,404 873,057
4,870,804
Insurance 0.6%
Baloise Holding AG
(Registered) 3,195 554,831
Swiss Life Holding AG
(Registered) 2,301 1,342,614
Zurich Insurance Group AG 10,979 4,993,653
6,891,098
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services 0.3%
Bachem Holding AG
(Registered)
, Class B
* 474 206,291
Lonza Group AG
(Registered) 5,434 3,190,280
3,396,571
Machinery 0.1%
Schindler Holding AG 3,079 593,083
Schindler Holding AG
(Registered) 1,615 310,935
VAT Group AG Reg. S(b) 1,900 589,631
1,493,649
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 3,916 1,098,090
Pharmaceuticals 3.2%
Novartis AG (Registered) 159,876 14,143,818
Roche Holding AG 53,547 19,903,375
Vifor Pharma AG 3,505 620,845
34,668,038
Professional Services 0.1%
Adecco Group AG
(Registered) 12,193 471,836
SGS SA (Registered) 438 1,124,790
1,596,626
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 5,437 532,101
Software 0.1%
Temenos AG (Registered) 5,051 508,722
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 12,284 795,983
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 37,636 4,374,919
Swatch Group AG (The) 2,042 527,322
Swatch Group AG (The)
(Registered) 3,860 190,035
5,092,276
112,540,476
TAIWAN 0.2%
Entertainment 0.2%
Sea Ltd., ADR* 23,349 1,932,363
UNITED KINGDOM 12.1%
Aerospace & Defense 0.3%
BAE Systems plc 231,478 2,156,108
Rolls-Royce Holdings plc* 632,853 646,239
2,802,347
Banks 1.5%
Barclays plc 1,222,766 2,234,263
HSBC Holdings plc 1,476,581 9,216,546
Lloyds Banking Group plc 5,181,233 2,921,105
NatWest Group plc 412,663 1,109,464
Standard Chartered plc 190,981 1,308,342
16,789,720

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
UNITED KINGDOM
Beverages 0.8%
Coca-Cola Europacific
Partners plc 15,479 773,176
Diageo plc 168,977 8,373,669
9,146,845
Capital Markets 0.5%
3i Group plc 70,470 1,149,882
Abrdn plc 152,351 354,834
Hargreaves Lansdown plc 27,965 318,011
London Stock Exchange
Group plc 24,011 2,382,534
Schroders plc 9,402 331,749
St James's Place plc 40,783 650,566
5,187,576
Chemicals 0.1%
Croda International plc 9,984 967,365
Johnson Matthey plc 14,637 403,879
1,371,244
Commercial Services & Supplies 0.1%
Rentokil Initial plc(a) 140,624 966,170
Diversified Financial Services 0.0%
†
M&G plc 181,644 486,514
Diversified Telecommunication Services 0.1%
BT Group plc 651,419 1,441,588
Electric Utilities 0.2%
SSE plc 77,764 1,811,437
Electronic Equipment, Instruments & Components 0.1%
Halma plc 26,964 830,291
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 61,326 393,270
Land Securities Group plc 50,512 471,415
Segro plc 87,569 1,465,447
2,330,132
Food & Staples Retailing 0.2%
J Sainsbury plc 128,300 374,068
Ocado Group plc* 36,853 420,153
Tesco plc 560,966 1,905,694
2,699,915
Food Products 0.0%
†
Associated British Foods plc 26,944 537,038
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 63,099 1,020,851
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 130,181 2,742,079
Entain plc* 41,410 778,575
InterContinental Hotels
Group plc 13,857 884,651
Whitbread plc* 13,888 481,440
4,886,745
Household Durables 0.2%
Barratt Developments plc 77,018 471,551
Berkeley Group Holdings
plc* 7,672 389,542
Persimmon plc 24,134 629,427
Taylor Wimpey plc 275,755 433,053
1,923,573
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Products 0.4%
Reckitt Benckiser Group plc 52,123 4,066,202
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 195,886 1,371,387
DCC plc 7,455 563,281
Melrose Industries plc 302,079 434,522
Smiths Group plc 27,963 511,633
2,880,823
Insurance 0.6%
Admiral Group plc 14,602 457,703
Aviva plc 276,413 1,484,081
Legal & General Group plc 434,720 1,351,877
Phoenix Group Holdings plc 49,253 371,581
Prudential plc 200,405 2,491,125
6,156,367
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 67,703 535,027
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 13,355 360,252
Machinery 0.2%
CNH Industrial NV 77,394 1,104,784
Spirax-Sarco Engineering plc 5,232 791,307
1,896,091
Media 0.2%
Informa plc* 106,331 758,087
Pearson plc 57,195 556,282
WPP plc 85,205 1,056,819
2,371,188
Multiline Retail 0.1%
Next plc 9,361 702,557
Multi-Utilities 0.4%
National Grid plc 263,938 3,924,274
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,440,811 7,034,899
Personal Products 0.8%
Unilever plc 187,381 8,720,554
Pharmaceuticals 1.4%
AstraZeneca plc 113,041 15,016,573
Professional Services 0.7%
Experian plc 67,338 2,334,036
Intertek Group plc 11,335 706,412
RELX plc 141,169 4,210,702
7,251,150
Software 0.1%
AVEVA Group plc 9,111 245,428
Sage Group plc (The) 74,649 686,860
932,288
Specialty Retail 0.1%
JD Sports Fashion plc 174,292 288,471
Kingfisher plc 143,269 450,353
738,824
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 30,621 602,157

54 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco 0.7%
British American Tobacco plc 157,752 6,648,153
Imperial Brands plc 69,059 1,441,621
8,089,774
Trading Companies & Distributors 0.2%
Ashtead Group plc 32,555 1,683,150
Bunzl plc 25,490 987,221
2,670,371
Water Utilities 0.1%
Severn Trent plc 18,892 743,952
United Utilities Group plc 48,985 704,852
1,448,804
Wireless Telecommunication Services 0.3%
Vodafone Group plc 1,991,109 3,012,378
132,642,539
UNITED STATES 2.1%
Automobiles 0.2%
Stellantis NV 148,582 1,983,489
Construction Materials 0.1%
James Hardie Industries plc
CHDI 33,602 966,102
Electrical Equipment 0.5%
Schneider Electric SE 39,086 5,566,786
Energy Equipment & Services 0.0%
†
Tenaris SA 34,397 524,427
Health Care Equipment & Supplies 0.0%
†
Inmode Ltd.* 3,797 95,343
Insurance 0.2%
Swiss Re AG 22,009 1,804,977
Internet & Direct Marketing Retail 0.0%
†
Fiverr International Ltd.*(a) 2,236 119,067
Life Sciences Tools & Services 0.1%
QIAGEN NV* 17,321 800,748
Pharmaceuticals 0.8%
GlaxoSmithKline plc 367,167 8,267,531
Software 0.0%
†
CyberArk Software Ltd.* 2,767 434,806
Trading Companies & Distributors 0.2%
Ferguson plc 16,131 2,034,336
22,597,612
Total Common Stocks
(cost $793,354,683) 1,085,027,577
Repurchase Agreement 2.6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 0.27%,
dated 4/29/2022, due
5/2/2022, repurchase
price $28,683,549,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$29,257,219.(c)(d) 28,682,903 28,682,903
Total Repurchase Agreement
(cost $28,682,903) 28,682,903
Total Investments
(cost $822,037,586) — 101.3% 1,113,710,480
Liabilities in excess of other assets
— (1.3)% (14,445,725)
NET ASSETS — 100.0%
$ 1,099,264,755
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2022. The total value of securities on loan as of
April 30, 2022 was $36,684,595, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $28,682,903 and by $10,973,807 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 6/30/2022 – 2/15/2052, a total value of $39,656,710.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2022 was
$16,865,686 which represents 1.53% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $28,682,903.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide International Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 55
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 88 6/2022 EUR 3,468,338 (31,679)
FTSE 100 Index 24 6/2022 GBP 2,267,333 7,457
Nikkei 225 Index 22 6/2022 JPY 2,320,786 8,446
SPI 200 Index 10 6/2022 AUD 1,308,707 (465)
Net contracts (16,241)
As of April 30, 2022, the Fund had $765,870 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.* 22,796 2,557,711
Curtiss-Wright Corp. 13,065 1,867,119
Hexcel Corp. 27,932 1,518,384
Mercury Systems, Inc.* 19,091 1,065,087
Woodward, Inc. 21,000 2,320,080
9,328,381
Air Freight & Logistics 0.3%
GXO Logistics, Inc.* 32,826 1,942,971
Airlines 0.2%
JetBlue Airways Corp.* 105,888 1,165,827
Auto Components 1.4%
Adient plc* 31,552 1,077,185
Dana, Inc. 47,976 710,524
Fox Factory Holding Corp.* 14,018 1,147,794
Gentex Corp. 78,749 2,311,283
Goodyear Tire & Rubber Co.
(The)* 93,552 1,246,113
Lear Corp. 19,878 2,543,191
Visteon Corp.* 9,270 970,662
10,006,752
Automobiles 0.5%
Harley-Davidson, Inc. 51,233 1,867,443
Thor Industries, Inc.(a) 18,518 1,417,553
3,284,996
Banks 6.6%
Associated Banc-Corp. 50,645 1,010,368
Bank of Hawaii Corp. 13,377 994,446
Bank OZK 40,283 1,547,673
Cadence Bank 60,242 1,508,460
Cathay General Bancorp 25,565 1,024,901
Commerce Bancshares, Inc. 36,793 2,515,537
Cullen/Frost Bankers, Inc. 18,972 2,509,806
East West Bancorp, Inc. 47,248 3,368,782
First Financial Bankshares,
Inc. 42,710 1,707,546
First Horizon Corp. 177,794 3,979,030
FNB Corp. 113,128 1,303,235
Fulton Financial Corp. 53,706 814,720
Glacier Bancorp, Inc. 36,116 1,652,668
Hancock Whitney Corp. 28,908 1,352,027
Home BancShares, Inc. 50,143 1,084,092
International Bancshares Corp. 17,719 705,039
Old National Bancorp 98,295 1,490,152
PacWest Bancorp 39,816 1,309,548
Pinnacle Financial Partners,
Inc. 25,349 1,965,815
Prosperity Bancshares, Inc. 30,688 2,006,381
Synovus Financial Corp. 48,281 2,005,593
Texas Capital Bancshares,
Inc.* 17,120 879,283
UMB Financial Corp. 14,351 1,294,173
Umpqua Holdings Corp. 72,125 1,192,947
United Bankshares, Inc. 45,412 1,510,403
Valley National Bancorp 140,316 1,680,986
Webster Financial Corp. 59,867 2,992,751
Wintrust Financial Corp. 18,980 1,657,334
47,063,696
Common Stocks
Shares Value ($)
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 3,173 1,189,875
Biotechnology 1.6%
Arrowhead Pharmaceuticals,
Inc.* 35,113 1,443,495
Exelixis, Inc.* 105,344 2,353,385
Halozyme Therapeutics,
Inc.*(a) 46,875 1,870,313
Neurocrine Biosciences, Inc.* 31,586 2,843,688
United Therapeutics Corp.* 14,995 2,662,512
11,173,393
Building Products 2.4%
Builders FirstSource, Inc.* 63,760 3,925,703
Carlisle Cos., Inc. 17,408 4,514,939
Lennox International, Inc. 11,210 2,389,860
Owens Corning 33,457 3,042,245
Simpson Manufacturing Co.,
Inc. 14,463 1,499,379
Trex Co., Inc.* 38,328 2,230,306
17,602,432
Capital Markets 1.9%
Affiliated Managers Group, Inc. 13,535 1,699,590
Evercore, Inc., Class A 12,992 1,373,904
Federated Hermes, Inc., Class
B 32,927 937,761
Interactive Brokers Group,
Inc., Class A 29,091 1,732,660
Janus Henderson Group plc 56,283 1,715,506
Jefferies Financial Group, Inc. 64,420 1,981,559
SEI Investments Co. 35,033 1,952,039
Stifel Financial Corp. 34,793 2,151,947
13,544,966
Chemicals 2.7%
Ashland Global Holdings, Inc. 17,626 1,850,201
Avient Corp. 30,462 1,499,949
Cabot Corp. 18,840 1,240,614
Chemours Co. (The) 53,278 1,761,903
Ingevity Corp.* 13,065 782,594
Minerals Technologies, Inc. 11,083 704,990
NewMarket Corp. 2,288 742,708
Olin Corp. 46,986 2,696,996
RPM International, Inc. 43,175 3,579,207
Scotts Miracle-Gro Co. (The)
(a) 13,510 1,404,094
Sensient Technologies Corp. 13,992 1,183,723
Valvoline, Inc. 59,716 1,805,215
19,252,194
Commercial Services & Supplies 1.5%
Brink's Co. (The) 16,366 964,776
Clean Harbors, Inc.* 16,667 1,748,868
IAA, Inc.* 44,897 1,645,475
MillerKnoll, Inc. 25,084 795,915
MSA Safety, Inc. 12,140 1,465,177
Stericycle, Inc.* 30,586 1,535,111
Tetra Tech, Inc. 17,979 2,504,115
10,659,437

Nationwide Mid Cap Market Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Communications Equipment 0.9%
Calix, Inc.* 18,259 728,717
Ciena Corp.* 51,568 2,845,006
Lumentum Holdings, Inc.* 24,039 1,952,207
ViaSat, Inc.* 24,769 911,747
6,437,677
Construction & Engineering 1.7%
AECOM 47,060 3,320,554
Dycom Industries, Inc.* 10,049 853,261
EMCOR Group, Inc. 17,771 1,892,256
Fluor Corp.* 47,083 1,165,304
MasTec, Inc.* 19,594 1,410,964
MDU Resources Group, Inc. 68,309 1,759,640
Valmont Industries, Inc. 7,066 1,758,091
12,160,070
Construction Materials 0.2%
Eagle Materials, Inc. 13,153 1,622,028
Consumer Finance 0.5%
FirstCash Holdings, Inc. 13,492 1,076,392
Navient Corp. 50,927 809,230
SLM Corp. 92,859 1,553,531
3,439,153
Containers & Packaging 0.9%
AptarGroup, Inc. 21,917 2,516,729
Greif, Inc., Class A 8,744 530,586
Silgan Holdings, Inc. 27,938 1,239,609
Sonoco Products Co. 32,737 2,026,748
6,313,672
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B 1,328 786,668
Grand Canyon Education,
Inc.* 13,192 1,266,036
H&R Block, Inc. 54,782 1,428,167
Service Corp. International 54,907 3,602,448
7,083,319
Diversified Financial Services 0.3%
Voya Financial, Inc.(a) 35,958 2,270,388
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 44,016 1,571,811
Electric Utilities 1.1%
ALLETE, Inc. 17,504 1,038,687
Hawaiian Electric Industries,
Inc. 36,395 1,496,199
IDACORP, Inc. 16,819 1,769,022
OGE Energy Corp. 66,648 2,577,945
PNM Resources, Inc. 28,579 1,333,496
8,215,349
Electrical Equipment 1.8%
Acuity Brands, Inc. 11,659 2,010,944
EnerSys 13,810 904,003
Hubbell, Inc. 18,115 3,538,946
nVent Electric plc 56,014 1,892,153
Regal Rexnord Corp. 22,560 2,870,534
Sunrun, Inc.* 68,922 1,377,062
Vicor Corp.* 7,064 427,513
13,021,155
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 22,662 2,670,943
Avnet, Inc. 32,949 1,438,553
Belden, Inc. 14,904 769,494
Cognex Corp. 58,865 3,981,040
Coherent, Inc.* 8,248 2,209,639
II-VI, Inc.*(a) 35,404 2,167,079
Jabil, Inc. 47,773 2,757,935
Littelfuse, Inc. 8,201 1,880,079
National Instruments Corp. 43,910 1,586,907
TD SYNNEX Corp. 13,908 1,392,052
Vishay Intertechnology, Inc. 43,822 816,404
Vontier Corp. 56,288 1,442,099
23,112,224
Energy Equipment & Services 0.5%
ChampionX Corp. 67,279 1,419,587
NOV, Inc. 130,737 2,370,262
3,789,849
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A 14,572 850,859
Equity Real Estate Investment Trusts (REITs) 9.0%
American Campus
Communities, Inc. 46,332 2,996,290
Apartment Income REIT Corp. 52,268 2,570,018
Brixmor Property Group, Inc. 99,166 2,516,833
Corporate Office Properties
Trust 37,238 993,882
Cousins Properties, Inc. 49,505 1,777,229
Douglas Emmett, Inc. 58,428 1,721,289
EastGroup Properties, Inc. 13,546 2,539,875
EPR Properties 24,906 1,308,063
First Industrial Realty Trust,
Inc. 43,380 2,516,040
Healthcare Realty Trust, Inc. 49,124 1,330,278
Highwoods Properties, Inc. 34,924 1,426,296
Hudson Pacific Properties, Inc. 50,767 1,181,856
JBG SMITH Properties 37,883 998,596
Kilroy Realty Corp. 34,974 2,448,180
Kite Realty Group Trust 73,592 1,641,102
Lamar Advertising Co., Class A 28,906 3,191,511
Life Storage, Inc. 27,309 3,618,169
Macerich Co. (The) 70,930 890,171
Medical Properties Trust, Inc. 198,708 3,654,240
National Retail Properties, Inc. 58,477 2,563,632
National Storage Affiliates
Trust 27,283 1,544,218
Omega Healthcare Investors,
Inc. 79,566 2,027,342
Park Hotels & Resorts, Inc. 78,735 1,551,867
Pebblebrook Hotel Trust 43,519 1,062,734
Physicians Realty Trust 74,468 1,276,382
PotlatchDeltic Corp. 22,995 1,273,693
PS Business Parks, Inc. 6,696 1,253,491
Rayonier, Inc. 48,402 2,090,966
Rexford Industrial Realty, Inc. 53,358 4,164,058
Sabra Health Care REIT, Inc. 76,138 889,292
SL Green Realty Corp. 21,344 1,477,432
Spirit Realty Capital, Inc. 42,517 1,847,364

58 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
STORE Capital Corp. 81,707 2,322,930
64,665,319
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings,
Inc.* 45,269 2,913,060
Casey's General Stores, Inc. 12,355 2,487,062
Grocery Outlet Holding Corp.* 29,508 993,534
Performance Food Group Co.* 51,541 2,538,394
Sprouts Farmers Market, Inc.* 37,376 1,113,805
10,045,855
Food Products 1.8%
Darling Ingredients, Inc.* 53,874 3,953,813
Flowers Foods, Inc. 66,160 1,754,563
Hain Celestial Group, Inc.
(The)* 30,659 1,028,303
Ingredion, Inc. 22,153 1,885,442
Lancaster Colony Corp. 6,601 1,024,343
Pilgrim's Pride Corp.* 16,356 463,693
Post Holdings, Inc.* 18,948 1,409,542
Sanderson Farms, Inc. 7,063 1,337,520
12,857,219
Gas Utilities 1.5%
National Fuel Gas Co. 30,446 2,135,178
New Jersey Resources Corp. 32,289 1,393,593
ONE Gas, Inc. 18,017 1,520,095
Southwest Gas Holdings, Inc. 21,936 1,932,781
Spire, Inc. 17,564 1,277,781
UGI Corp. 69,854 2,395,992
10,655,420
Health Care Equipment & Supplies 2.8%
Enovis Corp.* 15,086 978,629
Envista Holdings Corp.* 53,727 2,128,664
Globus Medical, Inc., Class A* 26,313 1,742,447
Haemonetics Corp.* 17,018 862,302
ICU Medical, Inc.* 6,717 1,437,371
Integra LifeSciences Holdings
Corp.* 24,253 1,483,313
LivaNova plc* 17,992 1,379,267
Masimo Corp.* 16,915 1,910,888
Neogen Corp.* 35,876 947,126
NuVasive, Inc.* 17,225 886,054
Penumbra, Inc.* 11,692 2,017,571
Quidel Corp.* 12,820 1,289,948
STAAR Surgical Co.* 15,774 900,538
Tandem Diabetes Care, Inc.* 21,153 2,040,841
20,004,959
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.* 29,944 2,032,599
Amedisys, Inc.* 10,855 1,385,641
Chemed Corp. 5,126 2,518,865
Encompass Health Corp. 33,126 2,280,063
HealthEquity, Inc.* 27,835 1,734,677
LHC Group, Inc.* 10,545 1,748,888
Option Care Health, Inc.* 46,114 1,377,886
Patterson Cos., Inc. 28,890 888,945
Progyny, Inc.* 23,183 891,387
R1 RCM, Inc.* 44,465 1,001,352
Common Stocks
Shares Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.* 35,667 2,586,214
18,446,517
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp. 27,306 1,654,198
Choice Hotels International,
Inc. 10,928 1,534,947
Churchill Downs, Inc. 11,461 2,325,895
Cracker Barrel Old Country
Store, Inc.(a) 7,832 869,274
Light & Wonder, Inc.* 32,133 1,801,376
Marriott Vacations Worldwide
Corp. 14,182 2,117,798
Papa John's International, Inc. 10,709 975,054
Six Flags Entertainment Corp.* 25,711 983,960
Texas Roadhouse, Inc. 23,188 1,909,068
Travel + Leisure Co. 28,733 1,594,107
Wendy's Co. (The) 59,667 1,179,020
Wingstop, Inc. 9,909 909,250
Wyndham Hotels & Resorts,
Inc. 31,023 2,728,783
20,582,730
Household Durables 1.6%
Helen of Troy Ltd.* 8,036 1,723,802
KB Home(a) 28,309 918,061
Leggett & Platt, Inc. 44,408 1,582,257
Taylor Morrison Home Corp.* 41,543 1,088,011
Tempur Sealy International,
Inc. 64,096 1,737,642
Toll Brothers, Inc. 37,413 1,734,841
TopBuild Corp.* 10,962 1,985,657
Tri Pointe Homes, Inc.* 37,003 764,852
11,535,123
Household Products 0.1%
Energizer Holdings, Inc. 22,260 674,255
Insurance 4.1%
Alleghany Corp.* 4,561 3,815,276
American Financial Group, Inc. 22,048 3,053,207
Brighthouse Financial, Inc.* 25,927 1,331,611
CNO Financial Group, Inc. 40,399 975,232
First American Financial Corp. 36,547 2,131,056
Hanover Insurance Group, Inc.
(The) 11,846 1,739,230
Kemper Corp. 19,932 920,061
Kinsale Capital Group, Inc. 7,142 1,583,310
Mercury General Corp. 8,950 451,349
Old Republic International
Corp. 95,063 2,092,337
Primerica, Inc. 13,148 1,703,455
Reinsurance Group of
America, Inc. 22,364 2,400,104
RenaissanceRe Holdings Ltd. 14,644 2,101,707
RLI Corp. 13,269 1,523,016
Selective Insurance Group,
Inc. 20,043 1,650,741
Unum Group 68,072 2,077,557
29,549,249

Nationwide Mid Cap Market Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Interactive Media & Services 0.4%
TripAdvisor, Inc.* 33,484 859,534
Yelp, Inc.* 22,852 743,376
Ziff Davis, Inc.* 16,055 1,418,620
3,021,530
IT Services 2.3%
Bread Financial Holdings, Inc. 16,526 905,625
Concentrix Corp. 14,284 2,249,444
Euronet Worldwide, Inc.* 17,598 2,140,797
Genpact Ltd. 56,771 2,286,168
Kyndryl Holdings, Inc.* 60,748 722,294
LiveRamp Holdings, Inc.* 22,932 718,230
MAXIMUS, Inc. 20,617 1,502,567
Sabre Corp.* 109,652 1,148,056
Western Union Co. (The) 131,115 2,197,487
WEX, Inc.* 14,923 2,480,800
16,351,468
Leisure Products 1.2%
Brunswick Corp. 25,669 1,940,833
Callaway Golf Co.* 39,533 867,354
Mattel, Inc.* 116,645 2,835,640
Polaris, Inc. 18,992 1,803,100
YETI Holdings, Inc.* 29,180 1,426,027
8,872,954
Life Sciences Tools & Services 1.4%
Azenta, Inc. 24,943 1,869,727
Bruker Corp. 33,830 1,944,887
Medpace Holdings, Inc.* 9,573 1,278,666
Repligen Corp.* 17,120 2,691,949
Syneos Health, Inc.* 34,524 2,523,359
10,308,588
Machinery 4.3%
AGCO Corp. 20,431 2,602,909
Chart Industries, Inc.* 11,885 2,006,426
Crane Co. 16,620 1,599,343
Donaldson Co., Inc. 41,130 2,017,015
Esab Corp.* 15,086 709,042
Flowserve Corp. 43,372 1,418,698
Graco, Inc. 56,590 3,509,712
ITT, Inc. 28,500 2,001,270
Kennametal, Inc. 28,143 724,119
Lincoln Electric Holdings, Inc. 19,660 2,648,792
Middleby Corp. (The)* 18,521 2,850,197
Oshkosh Corp. 22,176 2,049,949
Terex Corp. 23,220 789,480
Timken Co. (The) 22,984 1,324,798
Toro Co. (The) 34,929 2,798,861
Trinity Industries, Inc. 27,361 758,994
Watts Water Technologies,
Inc., Class A 9,175 1,169,445
30,979,050
Marine 0.2%
Kirby Corp.* 20,191 1,316,453
Media 0.9%
Cable One, Inc. 1,650 1,924,230
John Wiley & Sons, Inc., Class
A 14,477 736,734
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A 55,633 2,131,857
TEGNA, Inc. 73,675 1,624,534
6,417,355
Metals & Mining 3.5%
Alcoa Corp. 61,296 4,155,869
Cleveland-Cliffs, Inc.* 159,190 4,057,753
Commercial Metals Co. 40,447 1,658,327
Reliance Steel & Aluminum
Co. 20,861 4,135,693
Royal Gold, Inc. 21,854 2,851,510
Steel Dynamics, Inc. 62,770 5,382,528
United States Steel Corp.(a) 86,876 2,648,849
Worthington Industries, Inc. 11,068 526,505
25,417,034
Multiline Retail 1.0%
Kohl's Corp. 46,332 2,681,696
Macy's, Inc. 99,641 2,408,323
Nordstrom, Inc. 36,921 948,870
Ollie's Bargain Outlet
Holdings, Inc.*(a) 19,802 951,486
6,990,375
Multi-Utilities 0.4%
Black Hills Corp. 21,249 1,556,277
NorthWestern Corp.(a) 17,966 1,018,492
2,574,769
Oil, Gas & Consumable Fuels 3.5%
Antero Midstream Corp. 108,109 1,110,279
CNX Resources Corp.* 67,418 1,385,440
DT Midstream, Inc. 32,207 1,731,126
EQT Corp. 100,157 3,981,241
Equitrans Midstream Corp. 137,170 1,078,156
HF Sinclair Corp.* 49,774 1,892,408
Matador Resources Co. 36,632 1,788,374
Murphy Oil Corp. 48,342 1,840,863
PDC Energy, Inc. 32,423 2,261,180
Range Resources Corp.* 83,168 2,490,050
Targa Resources Corp. 76,236 5,596,485
25,155,602
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 29,296 1,890,178
Personal Products 0.3%
BellRing Brands, Inc.* 37,811 810,290
Coty, Inc., Class A* 114,500 928,595
Nu Skin Enterprises, Inc.,
Class A 16,502 703,645
2,442,530
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 20,466 3,279,062
Perrigo Co. plc 44,540 1,527,722
4,806,784
Professional Services 1.7%
ASGN, Inc.* 17,347 1,968,017
CACI International, Inc., Class
A* 7,767 2,060,585
FTI Consulting, Inc.* 11,416 1,800,418

60 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
Insperity, Inc. 11,780 1,249,269
KBR, Inc.(a) 46,708 2,299,435
ManpowerGroup, Inc. 18,215 1,642,993
Science Applications
International Corp. 18,958 1,577,874
12,598,591
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 16,803 3,675,320
Road & Rail 1.9%
Avis Budget Group, Inc.* 13,344 3,571,789
Knight-Swift Transportation
Holdings, Inc. 55,255 2,646,162
Landstar System, Inc. 12,550 1,943,995
Ryder System, Inc. 17,877 1,249,602
Saia, Inc.* 8,769 1,806,063
Werner Enterprises, Inc. 19,985 792,006
XPO Logistics, Inc.* 32,846 1,766,786
13,776,403
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc. 33,955 638,694
Cirrus Logic, Inc.* 19,072 1,445,658
CMC Materials, Inc. 9,515 1,702,329
First Solar, Inc.* 32,923 2,404,367
Lattice Semiconductor Corp.* 45,594 2,190,336
MKS Instruments, Inc. 18,465 2,104,641
Power Integrations, Inc.(a) 19,697 1,575,760
Semtech Corp.* 21,454 1,278,658
Silicon Laboratories, Inc.* 12,718 1,715,785
SiTime Corp.*(a) 5,062 853,301
SunPower Corp.*(a) 27,978 461,917
Synaptics, Inc.* 13,159 1,953,322
Universal Display Corp. 14,435 1,843,782
Wolfspeed, Inc.*(a) 41,144 3,773,316
23,941,866
Software 3.8%
ACI Worldwide, Inc.* 39,143 1,081,130
Aspen Technology, Inc.* 22,195 3,518,795
Blackbaud, Inc.* 15,182 880,708
CDK Global, Inc. 38,883 2,115,624
CommVault Systems, Inc.* 14,782 901,702
Digital Turbine, Inc.* 29,377 929,782
Envestnet, Inc.* 12,419 989,049
Fair Isaac Corp.* 8,750 3,268,213
Manhattan Associates, Inc.* 21,027 2,745,075
Mimecast Ltd.* 20,730 1,651,766
NCR Corp.* 43,949 1,539,533
Paylocity Holding Corp.* 13,211 2,505,202
Qualys, Inc.* 11,117 1,515,025
SailPoint Technologies
Holdings, Inc.* 31,052 1,982,049
Teradata Corp.* 36,125 1,493,769
27,117,422
Specialty Retail 3.2%
American Eagle Outfitters, Inc.
(a) 51,017 770,867
AutoNation, Inc.* 13,311 1,542,878
Dick's Sporting Goods, Inc.(a) 20,946 2,019,613
Five Below, Inc.* 18,653 2,930,386
Common Stocks
Shares Value ($)
Specialty Retail
Foot Locker, Inc. 28,911 847,381
GameStop Corp., Class A*(a) 20,591 2,575,316
Gap, Inc. (The) 71,328 885,894
Lithia Motors, Inc., Class A 10,082 2,854,517
Murphy USA, Inc. 7,638 1,784,237
Restoration Hardware
Holdings, Inc.* 5,790 1,946,135
Urban Outfitters, Inc.* 22,043 524,623
Victoria's Secret & Co.* 24,187 1,139,692
Williams-Sonoma, Inc.(a) 24,290 3,169,359
22,990,898
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 40,517 704,996
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.* 49,148 2,344,360
Carter's, Inc. 14,288 1,203,621
Columbia Sportswear Co. 11,486 943,690
Crocs, Inc.* 19,593 1,301,563
Deckers Outdoor Corp.* 9,070 2,410,352
Hanesbrands, Inc. 116,267 1,541,700
Skechers USA, Inc., Class A* 44,916 1,720,283
11,465,569
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 36,768 1,490,207
MGIC Investment Corp. 106,655 1,392,914
New York Community
Bancorp, Inc.(a) 156,168 1,442,993
Washington Federal, Inc. 22,086 672,077
4,998,191
Trading Companies & Distributors 1.0%
GATX Corp. 11,820 1,222,070
MSC Industrial Direct Co., Inc.,
Class A 15,694 1,300,405
Univar Solutions, Inc.* 56,920 1,657,510
Watsco, Inc. 10,996 2,933,513
7,113,498
Water Utilities 0.5%
Essential Utilities, Inc. 76,577 3,427,587
Total Common Stocks
(cost $511,437,911) 713,474,131

Nationwide Mid Cap Market Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 61
Repurchase Agreement 0.7%
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $5,064,331,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$5,165,618.(b)(c) 5,064,217 5,064,217
Total Repurchase Agreement
(cost $5,064,217) 5,064,217
Total Investments
(cost $516,502,128) — 100.2% 718,538,348
Liabilities in excess of other assets — (0.2)% (1,739,075)
NET ASSETS — 100.0%
$ 716,799,273
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $20,434,128, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,064,217 and by $16,658,682 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
4/30/2022 – 2/15/2052, a total value of $21,722,899.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $5,064,217.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 15 6/2022 USD 3,742,650 (294,632)
Net contracts (294,632)
As of April 30, 2022, the Fund had $218,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 100.2%
Shares Value ($)
Aerospace & Defense 8.6%
Boeing Co. (The)* 46,661 6,945,023
General Dynamics Corp. 46,661 11,036,726
L3Harris Technologies, Inc. 46,661 10,837,484
Lockheed Martin Corp. 46,661 20,163,151
Raytheon Technologies Corp. 46,661 4,428,596
53,410,980
Biotechnology 3.9%
Amgen, Inc. 46,661 10,880,879
Biogen, Inc.* 46,661 9,679,358
Gilead Sciences, Inc. 46,661 2,768,864
Myriad Genetics, Inc.* 46,661 956,550
24,285,651
Chemicals 0.5%
DuPont de Nemours, Inc. 46,661 3,076,360
Communications Equipment 6.1%
Ciena Corp.* 46,661 2,574,287
Cisco Systems, Inc. 46,661 2,285,456
F5, Inc.* 46,661 7,811,518
Juniper Networks, Inc. 46,661 1,470,755
Motorola Solutions, Inc. 46,661 9,970,989
Nokia OYJ, ADR-FI* 46,661 235,171
Ubiquiti, Inc.(a) 46,661 13,170,067
Viavi Solutions, Inc.* 46,661 669,119
38,187,362
Diversified Telecommunication Services 0.1%
AT&T, Inc. 46,661 880,027
Electrical Equipment 0.3%
Sensata Technologies Holding
plc* 46,661 2,118,876
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 46,661 3,336,261
Corning, Inc. 46,661 1,642,001
LG Display Co. Ltd., ADR-KR 46,661 300,030
5,278,292
Energy Equipment & Services 0.7%
Halliburton Co. 46,661 1,662,065
NOV, Inc. 46,661 845,964
Schlumberger NV 46,661 1,820,245
4,328,274
Entertainment 0.6%
Activision Blizzard, Inc. 46,661 3,527,572
Health Care Equipment & Supplies 1.6%
Baxter International, Inc. 46,661 3,315,730
Boston Scientific Corp.* 46,661 1,964,895
Medtronic plc 46,661 4,869,542
10,150,167
Health Care Technology 2.1%
Cerner Corp. 46,661 4,369,336
Veeva Systems, Inc., Class A* 46,661 8,489,969
12,859,305
Household Durables 1.2%
Garmin Ltd. 46,661 5,120,578
iRobot Corp.*(a) 46,661 2,363,380
7,483,958
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.5%
Honeywell International, Inc. 46,661 9,029,370
Interactive Media & Services 2.5%
Meta Platforms, Inc., Class A* 46,661 9,354,131
Twitter, Inc.* 46,661 2,287,322
Ziff Davis, Inc.* 46,661 4,122,966
15,764,419
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd.,
ADR-CN* 46,661 4,530,317
eBay, Inc. 46,661 2,422,639
JD.com, Inc., ADR-CN* 46,661 2,877,117
9,830,073
IT Services 10.2%
Akamai Technologies, Inc.* 46,661 5,239,097
Amdocs Ltd. 46,661 3,718,415
Automatic Data Processing,
Inc. 46,661 10,180,497
DXC Technology Co.* 46,661 1,339,171
International Business
Machines Corp. 46,661 6,169,051
LiveRamp Holdings, Inc.* 46,661 1,461,422
Mastercard , Inc., Class A 46,661 16,955,674
VeriSign, Inc.* 46,661 8,337,854
Visa, Inc., Class A 46,661 9,944,859
63,346,040
Life Sciences Tools & Services 9.1%
Agilent Technologies, Inc. 46,661 5,565,257
Danaher Corp. 46,661 11,717,977
Illumina, Inc.* 46,661 13,841,986
Thermo Fisher Scientific, Inc. 46,661 25,799,800
56,925,020
Pharmaceuticals 1.9%
AstraZeneca plc, ADR-UK 46,661 3,098,290
Bausch Health Cos., Inc.* 46,661 887,026
Bristol-Myers Squibb Co. 46,661 3,512,173
Novartis AG, ADR-CH 46,661 4,107,568
11,605,057
Semiconductors & Semiconductor Equipment 25.7%
Advanced Micro Devices, Inc.* 46,661 3,990,449
Analog Devices, Inc. 46,661 7,203,525
Applied Materials, Inc. 46,661 5,149,041
ASML Holding NV
(Registered), NYRS-NL 46,661 26,306,072
Broadcom, Inc. 46,661 25,868,392
FormFactor , Inc.* 46,661 1,778,251
Intel Corp. 46,661 2,033,953
KLA Corp. 46,661 14,896,991
Lam Research Corp. 46,661 21,732,827
Microchip Technology, Inc. 46,661 3,042,297
Micron Technology, Inc. 46,661 3,181,813
NVIDIA Corp. 46,661 8,654,216
NXP Semiconductors NV 46,661 7,974,365
ON Semiconductor Corp.* 46,661 2,431,505
QUALCOMM, Inc. 46,661 6,518,075
Synaptics , Inc.* 46,661 6,926,359
Teradyne, Inc. 46,661 4,920,869

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 46,661 7,944,035
160,553,035
Software 18.0%
Adobe, Inc.* 46,661 18,475,423
Check Point Software
Technologies Ltd.* 46,661 5,892,818
Citrix Systems, Inc. 46,661 4,670,766
InterDigital , Inc. 46,661 2,652,678
Intuit, Inc. 46,661 19,539,294
Microsoft Corp. 46,661 12,949,361
NortonLifeLock , Inc. 46,661 1,168,391
Open Text Corp. 46,661 1,868,773
Oracle Corp. 46,661 3,424,917
Progress Software Corp. 46,661 2,238,795
PTC, Inc.* 46,661 5,329,153
Salesforce, Inc.* 46,661 8,209,536
SAP SE, ADR-DE 46,661 4,703,429
Synopsys, Inc.* 46,661 13,381,908
Teradata Corp.* 46,661 1,929,432
VMware, Inc., Class A 46,661 5,041,254
Xperi Holding Corp. 46,661 727,912
112,203,840
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. 46,661 7,356,107
HP, Inc. 46,661 1,709,193
NetApp, Inc. 46,661 3,417,918
Seagate Technology Holdings
plc 46,661 3,828,069
Western Digital Corp.* 46,661 2,476,299
Xerox Holdings Corp. 46,661 811,901
19,599,487
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 46,661 854,830
Total Common Stocks
(cost $185,398,482) 625,297,995
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $2,840,354,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$2,897,161.(b)(c) 2,840,290 2,840,290
Total Repurchase Agreement
(cost $2,840,290) 2,840,290
Total Investments
(cost $188,238,772) — 100.7% 628,138,285
Liabilities in excess of other assets — (0.7)% (4,494,389)
NET ASSETS — 100.0%
$ 623,643,896
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $3,649,735, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,840,290 and by $1,010,114 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from 6/30/2022 –
2/15/2052, a total value of $3,850,404.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $2,840,290.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

64 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 4 6/2022 USD 1,028,160 (70,157)
Net contracts (70,157)
As of April 30, 2022, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 18,417 2,741,186
General Dynamics Corp. 7,716 1,825,066
Howmet Aerospace, Inc. 12,965 442,366
Huntington Ingalls Industries,
Inc. 1,361 289,539
L3Harris Technologies, Inc. 6,588 1,530,129
Lockheed Martin Corp. 8,095 3,498,011
Northrop Grumman Corp. 4,913 2,158,772
Raytheon Technologies Corp. 50,026 4,747,968
Textron, Inc. 7,506 519,791
TransDigm Group, Inc.* 1,762 1,048,055
18,800,883
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,434 470,669
Expeditors International of
Washington, Inc. 5,890 583,523
FedEx Corp. 8,200 1,629,668
United Parcel Service, Inc.,
Class B 24,543 4,417,249
7,101,109
Airlines 0.3%
Alaska Air Group, Inc.* 4,421 240,458
American Airlines Group,
Inc.*(a) 21,137 396,742
Delta Air Lines, Inc.* 20,749 892,829
Southwest Airlines Co.* 19,773 923,795
United Airlines Holdings, Inc.* 10,890 549,945
3,003,769
Auto Components 0.1%
Aptiv plc* 8,814 937,810
BorgWarner, Inc. 8,685 319,868
1,257,678
Automobiles 2.4%
Ford Motor Co. 133,453 1,889,694
General Motors Co.* 48,850 1,851,904
Tesla, Inc.* 28,084 24,454,424
28,196,022
Banks 3.7%
Bank of America Corp. 238,469 8,508,574
Citigroup, Inc. 66,977 3,228,961
Citizens Financial Group, Inc. 14,648 577,131
Comerica, Inc. 4,583 375,348
Fifth Third Bancorp 22,727 852,944
First Republic Bank 6,101 910,391
Huntington Bancshares, Inc.
(a) 48,648 639,721
JPMorgan Chase & Co. 99,141 11,833,470
KeyCorp 32,114 620,121
M&T Bank Corp. 5,887 981,010
PNC Financial Services
Group, Inc. (The) 14,117 2,344,834
Regions Financial Corp. 30,587 633,763
Signature Bank 2,168 525,198
SVB Financial Group* 1,974 962,601
Truist Financial Corp. 44,313 2,142,534
US Bancorp 45,408 2,205,012
Wells Fargo & Co. 130,358 5,687,519
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,872 275,317
43,304,449
Beverages 1.7%
Brown-Forman Corp., Class B 6,145 414,419
Coca-Cola Co. (The) 130,537 8,433,996
Constellation Brands, Inc.,
Class A 5,488 1,350,542
Molson Coors Beverage Co.,
Class B 6,173 334,206
Monster Beverage Corp.* 12,636 1,082,652
PepsiCo, Inc. 46,440 7,974,212
19,590,027
Biotechnology 2.0%
AbbVie, Inc. 59,320 8,712,922
Amgen, Inc.(a) 18,983 4,426,646
Biogen, Inc.* 4,986 1,034,296
Gilead Sciences, Inc. 42,082 2,497,146
Incyte Corp.* 6,374 477,795
Moderna , Inc.* 11,806 1,586,844
Regeneron Pharmaceuticals,
Inc.* 3,595 2,369,500
Vertex Pharmaceuticals,
Inc.*(a) 8,493 2,320,457
23,425,606
Building Products 0.4%
A O Smith Corp. 4,051 236,700
Allegion plc 2,995 342,149
Carrier Global Corp. 28,395 1,086,677
Fortune Brands Home &
Security, Inc. 4,669 332,666
Johnson Controls International
plc 23,689 1,418,261
Masco Corp.(a) 8,173 430,635
Trane Technologies plc 7,661 1,071,697
4,918,785
Capital Markets 2.8%
Ameriprise Financial, Inc. 3,649 968,773
Bank of New York Mellon
Corp. (The) 24,819 1,043,887
BlackRock, Inc. 4,755 2,970,353
Cboe Global Markets, Inc. 3,506 396,108
Charles Schwab Corp. (The) 50,674 3,361,206
CME Group, Inc. 12,012 2,634,712
FactSet Research Systems,
Inc. 1,270 512,432
Franklin Resources, Inc. 10,240 251,802
Goldman Sachs Group, Inc.
(The) 11,436 3,493,584
Intercontinental Exchange, Inc. 18,830 2,180,702
Invesco Ltd. 11,488 211,149
MarketAxess Holdings, Inc. 1,251 329,776
Moody's Corp. 5,400 1,708,992
Morgan Stanley 47,557 3,832,619
MSCI, Inc. 2,747 1,157,174
Nasdaq, Inc. 3,963 623,657
Northern Trust Corp. 6,919 713,003
Raymond James Financial,
Inc. 6,175 601,816

66 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
S&P Global, Inc. 11,882 4,473,573
State Street Corp. 12,333 825,941
T. Rowe Price Group, Inc.(a) 7,823 962,542
33,253,801
Chemicals 1.8%
Air Products & Chemicals, Inc. 7,440 1,741,481
Albemarle Corp. 3,787 730,247
Celanese Corp. 3,601 529,131
CF Industries Holdings, Inc. 7,343 711,023
Corteva , Inc. 24,231 1,397,886
Dow, Inc. 24,756 1,646,274
DuPont de Nemours, Inc. 17,124 1,128,985
Eastman Chemical Co. 4,248 436,142
Ecolab, Inc. 8,209 1,390,112
FMC Corp. 4,369 579,067
International Flavors &
Fragrances, Inc. 8,448 1,024,742
Linde plc 17,255 5,382,870
LyondellBasell Industries NV,
Class A 8,863 939,744
Mosaic Co. (The) 12,591 785,930
PPG Industries, Inc. 8,044 1,029,552
Sherwin-Williams Co. (The) 8,161 2,243,949
21,697,135
Commercial Services & Supplies 0.5%
Cintas Corp. 2,945 1,169,931
Copart , Inc.* 7,112 808,279
Republic Services, Inc. 7,134 957,882
Rollins, Inc. 7,593 254,669
Waste Management, Inc. 12,863 2,115,192
5,305,953
Communications Equipment 0.8%
Arista Networks, Inc.* 7,508 867,699
Cisco Systems, Inc. 141,616 6,936,352
F5, Inc.* 2,045 342,353
Juniper Networks, Inc. 10,157 320,149
Motorola Solutions, Inc. 5,714 1,221,025
9,687,578
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 4,773 553,573
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,156 763,698
Vulcan Materials Co. 4,390 756,353
1,520,051
Consumer Finance 0.6%
American Express Co. 20,634 3,604,966
Capital One Financial Corp. 13,844 1,725,239
Discover Financial Services 9,725 1,093,674
Synchrony Financial 17,310 637,181
7,061,060
Containers & Packaging 0.3%
Amcor plc 51,643 612,486
Avery Dennison Corp. 2,625 474,075
Ball Corp. 10,875 882,615
International Paper Co. 12,770 590,996
Packaging Corp. of America 3,296 531,216
Sealed Air Corp. 5,220 335,176
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,345 413,328
3,839,892
Distributors 0.1%
Genuine Parts Co. 4,931 641,276
LKQ Corp. 9,147 453,966
Pool Corp. 1,364 552,720
1,647,962
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc.,
Class B* 61,438 19,834,030
Diversified Telecommunication Services 1.0%
AT&T, Inc. 240,239 4,530,908
Lumen Technologies, Inc. 28,670 288,420
Verizon Communications, Inc. 140,831 6,520,475
11,339,803
Electric Utilities 1.8%
Alliant Energy Corp. 8,371 492,298
American Electric Power Co.,
Inc. 16,852 1,670,202
Constellation Energy Corp. 10,812 640,179
Duke Energy Corp. 25,888 2,851,822
Edison International 12,839 883,195
Entergy Corp. 6,862 815,549
Evergy , Inc. 7,572 513,760
Eversource Energy 11,481 1,003,439
Exelon Corp. 33,323 1,558,850
FirstEnergy Corp. 19,128 828,434
NextEra Energy, Inc. 66,022 4,688,882
NRG Energy, Inc. 7,588 272,409
Pinnacle West Capital Corp. 3,789 269,777
PPL Corp. 24,239 686,206
Southern Co. (The) 35,687 2,619,069
Xcel Energy, Inc. 18,095 1,325,640
21,119,711
Electrical Equipment 0.5%
AMETEK, Inc. 7,570 955,788
Eaton Corp. plc 13,413 1,945,153
Emerson Electric Co. 19,897 1,794,311
Generac Holdings, Inc.*(a) 2,081 456,530
Rockwell Automation, Inc. 3,919 990,214
6,141,996
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,129 1,439,224
CDW Corp. 4,513 736,431
Corning, Inc. 24,816 873,275
IPG Photonics Corp.*(a) 1,225 115,738
Keysight Technologies, Inc.* 6,199 869,534
TE Connectivity Ltd. 10,837 1,352,241
Teledyne Technologies, Inc.* 1,577 680,554
Trimble, Inc.* 8,073 538,469
Zebra Technologies Corp.,
Class A* 1,767 653,189
7,258,655
Energy Equipment & Services 0.3%
Baker Hughes Co. 30,751 953,896
Halliburton Co. 30,324 1,080,141

Nationwide S&P 500 Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,267 1,843,886
3,877,923
Entertainment 1.3%
Activision Blizzard, Inc. 26,382 1,994,479
Electronic Arts, Inc. 9,484 1,119,586
Live Nation Entertainment,
Inc.*(a) 4,694 492,307
Netflix, Inc.* 14,910 2,838,268
Take-Two Interactive Software,
Inc.* 4,025 481,028
Walt Disney Co. (The)* 61,077 6,818,025
Warner Bros Discovery, Inc.* 74,340 1,349,271
15,092,964
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate
Equities, Inc. 4,884 889,669
American Tower Corp. 15,344 3,698,211
AvalonBay Communities, Inc. 4,772 1,085,535
Boston Properties, Inc. 4,916 578,122
Camden Property Trust 3,427 537,662
Crown Castle International
Corp. 14,439 2,674,247
Digital Realty Trust, Inc. 9,552 1,395,738
Duke Realty Corp. 12,669 693,628
Equinix , Inc. 3,016 2,168,745
Equity Residential 11,567 942,711
Essex Property Trust, Inc. 2,207 726,699
Extra Space Storage, Inc. 4,493 853,670
Federal Realty Investment
Trust 2,311 270,526
Healthpeak Properties, Inc. 18,660 612,235
Host Hotels & Resorts, Inc. 24,911 506,939
Iron Mountain, Inc. 10,090 542,136
Kimco Realty Corp. 20,546 520,430
Mid-America Apartment
Communities, Inc. 3,913 769,609
Prologis, Inc. 24,853 3,983,687
Public Storage 5,186 1,926,599
Realty Income Corp. 19,234 1,334,070
Regency Centers Corp. 4,834 332,724
SBA Communications Corp. 3,577 1,241,612
Simon Property Group, Inc. 11,154 1,316,172
UDR, Inc. 9,879 525,662
Ventas, Inc. 12,946 719,150
Vornado Realty Trust 5,479 212,092
Welltower , Inc. 14,753 1,339,720
Weyerhaeuser Co. 25,560 1,053,583
33,451,583
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 14,876 7,909,867
Kroger Co. (The) 22,235 1,199,801
Sysco Corp. 16,836 1,439,141
Walgreens Boots Alliance, Inc. 23,564 999,113
Walmart, Inc. 47,282 7,233,673
18,781,595
Food Products 1.1%
Archer-Daniels-Midland Co. 18,463 1,653,546
Campbell Soup Co. 6,194 292,481
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 16,076 561,535
General Mills, Inc. 20,557 1,453,996
Hershey Co. (The) 4,978 1,123,883
Hormel Foods Corp. 9,792 513,003
J M Smucker Co. (The)(a) 3,604 493,496
Kellogg Co. 8,903 609,855
Kraft Heinz Co. (The) 23,551 1,003,979
Lamb Weston Holdings, Inc. 5,276 348,743
McCormick & Co., Inc.
(Non-Voting) 8,617 866,612
Mondelez International, Inc.,
Class A 46,514 2,999,223
Tyson Foods, Inc., Class A 9,480 883,157
12,803,509
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,695 532,413
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 59,409 6,742,922
ABIOMED, Inc.* 1,492 427,577
Align Technology, Inc.* 2,432 705,061
Baxter International, Inc. 16,996 1,207,736
Becton Dickinson and Co. 9,537 2,357,451
Boston Scientific Corp.* 47,626 2,005,531
Cooper Cos., Inc. (The)(a) 1,625 586,690
Dentsply Sirona, Inc. 7,284 291,287
DexCom , Inc.* 3,256 1,330,336
Edwards Lifesciences Corp.* 21,141 2,236,295
Hologic , Inc.* 8,483 610,691
IDEXX Laboratories, Inc.* 2,783 1,198,026
Intuitive Surgical, Inc.* 12,051 2,883,804
Medtronic plc 45,324 4,730,013
ResMed , Inc.(a) 4,914 982,653
STERIS plc 3,395 760,650
Stryker Corp. 11,155 2,691,255
Teleflex, Inc. 1,637 467,560
Zimmer Biomet Holdings, Inc. 7,027 848,510
33,064,048
Health Care Providers & Services 3.2%
AmerisourceBergen Corp. 5,106 772,487
Anthem, Inc. 8,083 4,057,100
Cardinal Health, Inc. 9,099 528,197
Centene Corp.* 19,492 1,570,081
Cigna Corp. 10,835 2,673,861
CVS Health Corp. 43,780 4,208,571
DaVita, Inc.* 1,981 214,681
HCA Healthcare, Inc. 8,073 1,732,062
Henry Schein, Inc.* 4,550 369,005
Humana, Inc. 4,311 1,916,498
Laboratory Corp. of America
Holdings* 3,069 737,419
McKesson Corp. 4,944 1,530,712
Molina Healthcare, Inc.* 1,951 611,541
Quest Diagnostics, Inc. 3,850 515,284
UnitedHealth Group, Inc. 31,596 16,068,146
Universal Health Services,
Inc., Class B 2,499 306,203
37,811,848

68 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 9,855 922,822
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 1,384 3,059,069
Caesars Entertainment, Inc.* 7,015 464,954
Carnival Corp.*(a) 28,047 485,213
Chipotle Mexican Grill, Inc.* 937 1,363,907
Darden Restaurants, Inc.(a) 4,172 549,577
Domino's Pizza, Inc. 1,240 419,120
Expedia Group, Inc.* 5,040 880,740
Hilton Worldwide Holdings,
Inc.* 9,378 1,456,310
Las Vegas Sands Corp.* 11,605 411,165
Marriott International, Inc.,
Class A* 9,016 1,600,520
McDonald's Corp. 25,131 6,261,640
MGM Resorts International 12,036 493,957
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 280,140
Penn National Gaming, Inc.* 5,787 211,631
Royal Caribbean Cruises
Ltd.*(a) 7,614 591,836
Starbucks Corp. 38,589 2,880,283
Wynn Resorts Ltd.* 3,462 244,002
Yum! Brands, Inc. 9,532 1,115,339
22,769,403
Household Durables 0.3%
DR Horton, Inc. 10,518 731,948
Garmin Ltd. 5,174 567,795
Lennar Corp., Class A 8,746 668,982
Mohawk Industries, Inc.* 1,892 266,885
Newell Brands, Inc. 12,582 291,273
NVR, Inc.* 112 490,136
PulteGroup, Inc. 7,941 331,616
Whirlpool Corp. 2,018 366,307
3,714,942
Household Products 1.5%
Church & Dwight Co., Inc. 7,976 778,139
Clorox Co. (The) 4,072 584,210
Colgate-Palmolive Co. 28,151 2,169,034
Kimberly-Clark Corp. 11,485 1,594,463
Procter & Gamble Co. (The) 80,415 12,910,628
18,036,474
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,538 460,226
Industrial Conglomerates 1.0%
3M Co. 19,008 2,741,334
General Electric Co. 37,056 2,762,525
Honeywell International, Inc. 23,009 4,452,471
Roper Technologies, Inc. 3,584 1,684,193
11,640,523
Insurance 2.1%
Aflac, Inc. 20,164 1,154,994
Allstate Corp. (The) 9,353 1,183,529
American International Group,
Inc. 27,823 1,627,924
Aon plc, Class A 7,191 2,070,936
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 7,006 1,180,441
Assurant, Inc. 1,812 329,567
Brown & Brown, Inc. 7,865 487,473
Chubb Ltd. 14,535 3,000,751
Cincinnati Financial Corp. 5,040 618,206
Everest Re Group Ltd. 1,378 378,550
Globe Life, Inc. 3,200 313,856
Hartford Financial Services
Group, Inc. (The) 11,153 779,929
Lincoln National Corp. 5,444 327,457
Loews Corp. 6,260 393,378
Marsh & McLennan Cos., Inc. 16,962 2,742,755
MetLife, Inc. 23,539 1,546,041
Principal Financial Group, Inc. 7,806 531,901
Progressive Corp. (The) 19,605 2,104,793
Prudential Financial, Inc.(a) 12,691 1,377,100
Travelers Cos., Inc. (The) 8,088 1,383,533
W R Berkley Corp. 6,663 443,023
Willis Towers Watson plc 3,995 858,366
24,834,503
Interactive Media & Services 5.3%
Alphabet, Inc., Class A* 10,089 23,025,015
Alphabet, Inc., Class C* 9,318 21,425,157
Match Group, Inc.* 9,738 770,763
Meta Platforms, Inc., Class A* 77,463 15,529,008
Twitter, Inc.* 26,628 1,305,304
62,055,247
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 14,680 36,489,048
eBay, Inc. 21,131 1,097,122
Etsy, Inc.*(a) 4,219 393,169
37,979,339
IT Services 4.4%
Accenture plc, Class A 21,226 6,375,441
Akamai Technologies, Inc.* 5,613 630,228
Automatic Data Processing,
Inc. 14,058 3,067,174
Broadridge Financial
Solutions, Inc. 4,018 579,114
Cognizant Technology
Solutions Corp., Class A 17,876 1,446,168
DXC Technology Co.* 7,473 214,475
EPAM Systems, Inc.* 1,904 504,541
Fidelity National Information
Services, Inc. 20,163 1,999,162
Fiserv, Inc.* 19,860 1,944,691
FleetCor Technologies, Inc.* 2,743 684,433
Gartner, Inc.* 2,770 804,824
Global Payments, Inc. 9,429 1,291,584
International Business
Machines Corp. 30,175 3,989,437
Jack Henry & Associates, Inc. 2,320 439,826
Mastercard , Inc., Class A 28,885 10,496,231
Paychex, Inc. 10,689 1,354,617
PayPal Holdings, Inc.* 38,893 3,419,862
VeriSign, Inc.* 3,262 582,887
Visa, Inc., Class A(a) 55,636 11,857,701
51,682,396

Nationwide S&P 500 Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,567 402,170
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc. 9,932 1,184,590
Bio-Rad Laboratories, Inc.,
Class A* 766 392,238
Bio- Techne Corp. 1,319 500,811
Charles River Laboratories
International, Inc.* 1,773 428,197
Danaher Corp. 21,390 5,371,671
Illumina, Inc.* 5,156 1,529,527
IQVIA Holdings, Inc.* 6,359 1,386,198
Mettler -Toledo International,
Inc.* 765 977,311
PerkinElmer, Inc. 4,257 624,119
Thermo Fisher Scientific, Inc. 13,236 7,318,449
Waters Corp.* 2,038 617,555
West Pharmaceutical
Services, Inc. 2,489 784,184
21,114,850
Machinery 1.6%
Caterpillar, Inc. 18,228 3,837,723
Cummins, Inc. 4,649 879,544
Deere & Co. 9,430 3,560,296
Dover Corp. 4,861 647,971
Fortive Corp. 12,060 693,450
IDEX Corp. 2,586 490,875
Illinois Tool Works, Inc. 9,585 1,889,299
Ingersoll Rand, Inc. 13,634 599,351
Nordson Corp. 1,837 396,223
Otis Worldwide Corp. 14,361 1,046,055
PACCAR, Inc. 11,674 969,526
Parker-Hannifin Corp. 4,213 1,140,965
Pentair plc 5,688 288,666
Snap-on, Inc. 1,748 371,433
Stanley Black & Decker, Inc. 5,527 664,069
Westinghouse Air Brake
Technologies Corp. 6,459 580,729
Xylem, Inc. 6,223 500,951
18,557,126
Media 0.9%
Charter Communications, Inc.,
Class A* 3,999 1,713,531
Comcast Corp., Class A 151,591 6,027,258
DISH Network Corp., Class
A*(a) 8,381 238,942
Fox Corp., Class A 10,003 358,508
Fox Corp., Class B 5,046 167,729
Interpublic Group of Cos., Inc.
(The) 12,497 407,652
News Corp., Class A 13,611 270,315
News Corp., Class B 2,919 58,117
Omnicom Group, Inc. 6,899 525,221
Paramount Global, Class B 20,460 595,795
10,363,068
Metals & Mining 0.5%
Freeport-McMoRan, Inc. 49,080 1,990,194
Newmont Corp. 26,652 1,941,598
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 9,125 1,412,368
5,344,160
Multiline Retail 0.6%
Dollar General Corp. 7,694 1,827,556
Dollar Tree, Inc.* 7,493 1,217,238
Target Corp. 16,073 3,675,091
6,719,885
Multi-Utilities 0.9%
Ameren Corp.(a) 8,683 806,651
CenterPoint Energy, Inc. 21,376 654,319
CMS Energy Corp. 9,924 681,679
Consolidated Edison, Inc. 11,891 1,102,771
Dominion Energy, Inc. 27,298 2,228,609
DTE Energy Co.(a) 6,520 854,381
NiSource, Inc. 13,375 389,480
Public Service Enterprise
Group, Inc. 16,985 1,183,175
Sempra Energy 10,853 1,751,240
WEC Energy Group, Inc. 10,557 1,056,228
10,708,533
Oil, Gas & Consumable Fuels 3.8%
APA Corp. 12,523 512,566
Chevron Corp. 64,669 10,131,692
ConocoPhillips 43,687 4,172,982
Coterra Energy, Inc.(a) 27,464 790,689
Devon Energy Corp. 21,253 1,236,287
Diamondback Energy, Inc. 5,664 714,967
EOG Resources, Inc.(a) 19,372 2,261,875
Exxon Mobil Corp. 142,024 12,107,546
Hess Corp. 9,475 976,588
Kinder Morgan, Inc. 66,195 1,201,439
Marathon Oil Corp. 26,509 660,604
Marathon Petroleum Corp. 19,424 1,694,938
Occidental Petroleum Corp.(a) 30,082 1,657,217
ONEOK, Inc.(a) 15,278 967,556
Phillips 66 15,695 1,361,698
Pioneer Natural Resources
Co. 7,587 1,763,750
Valero Energy Corp. 13,781 1,536,306
Williams Cos., Inc. (The) 40,657 1,394,129
45,142,829
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,803 2,060,460
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 73,123 5,503,968
Catalent , Inc.* 6,061 548,884
Eli Lilly & Co. 26,668 7,790,523
Johnson & Johnson 88,316 15,937,505
Merck & Co., Inc. 84,884 7,528,362
Organon & Co. 8,781 283,890
Pfizer, Inc. 188,296 9,239,685
Viatris , Inc. 41,454 428,220
Zoetis, Inc. 15,813 2,802,854
50,063,891
Professional Services 0.3%
Equifax, Inc. 4,175 849,696

70 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 4,374 606,018
Leidos Holdings, Inc. 4,849 501,920
Nielsen Holdings plc 12,190 326,814
Robert Half International, Inc. 3,574 351,360
Verisk Analytics, Inc. 5,261 1,073,507
3,709,315
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,297 938,103
Road & Rail 0.9%
CSX Corp. 74,741 2,566,606
JB Hunt Transport Services,
Inc.(a) 2,786 475,988
Norfolk Southern Corp. 8,069 2,080,834
Old Dominion Freight Line, Inc. 3,189 893,303
Union Pacific Corp. 21,346 5,001,154
11,017,885
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.* 54,971 4,701,120
Analog Devices, Inc. 17,623 2,720,639
Applied Materials, Inc. 29,790 3,287,327
Broadcom, Inc. 13,851 7,678,856
Enphase Energy, Inc.* 4,471 721,619
Intel Corp. 136,738 5,960,409
KLA Corp. 5,035 1,607,474
Lam Research Corp. 4,688 2,183,483
Microchip Technology, Inc. 18,852 1,229,150
Micron Technology, Inc. 37,883 2,583,242
Monolithic Power Systems,
Inc. 1,464 574,239
NVIDIA Corp. 83,868 15,554,998
NXP Semiconductors NV 8,918 1,524,086
Qorvo , Inc.* 3,451 392,655
QUALCOMM, Inc. 37,808 5,281,400
Skyworks Solutions, Inc. 5,538 627,455
SolarEdge Technologies, Inc.* 1,772 443,727
Teradyne, Inc.(a) 5,547 584,987
Texas Instruments, Inc. 31,077 5,290,859
62,947,725
Software 8.6%
Adobe, Inc.* 15,816 6,262,345
ANSYS, Inc.* 2,923 805,842
Autodesk, Inc.* 7,381 1,397,076
Cadence Design Systems,
Inc.* 9,426 1,421,912
Ceridian HCM Holding, Inc.*(a) 4,539 254,774
Citrix Systems, Inc. 4,259 426,326
Fortinet, Inc.* 4,568 1,320,198
Intuit, Inc. 9,547 3,997,806
Microsoft Corp. 251,499 69,796,002
NortonLifeLock , Inc.(a) 19,462 487,329
Oracle Corp. 52,856 3,879,630
Paycom Software, Inc.* 1,618 455,418
PTC, Inc.* 3,341 381,576
Salesforce, Inc.* 33,044 5,813,761
ServiceNow , Inc.* 6,709 3,207,573
Synopsys, Inc.* 5,197 1,490,448
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 1,312 517,860
101,915,876
Specialty Retail 2.1%
Advance Auto Parts, Inc. 2,093 417,825
AutoZone, Inc.* 678 1,325,809
Bath & Body Works, Inc. 8,139 430,472
Best Buy Co., Inc.(a) 7,218 649,115
CarMax, Inc.*(a) 5,354 459,266
Home Depot, Inc. (The) 35,031 10,523,312
Lowe's Cos., Inc. 22,602 4,469,093
O'Reilly Automotive, Inc.* 2,262 1,372,016
Ross Stores, Inc. 11,805 1,177,785
TJX Cos., Inc. (The) 39,810 2,439,557
Tractor Supply Co. 3,709 747,178
Ulta Beauty, Inc.* 1,831 726,541
24,737,969
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 520,098 81,993,450
Hewlett Packard Enterprise
Co. 44,652 688,087
HP, Inc.(a) 36,322 1,330,475
NetApp, Inc. 7,395 541,684
Seagate Technology Holdings
plc 6,504 533,588
Western Digital Corp.* 10,634 564,346
85,651,630
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B 43,011 5,363,472
PVH Corp. 2,248 163,609
Ralph Lauren Corp. 1,456 151,919
Tapestry, Inc. 8,802 289,762
Under Armour , Inc., Class
A*(a) 4,990 76,646
Under Armour , Inc., Class C* 8,609 122,162
VF Corp. 10,422 541,944
6,709,514
Tobacco 0.7%
Altria Group, Inc. 61,329 3,408,053
Philip Morris International, Inc. 51,641 5,164,100
8,572,153
Trading Companies & Distributors 0.2%
Fastenal Co. 19,312 1,068,147
United Rentals, Inc.*(a) 2,405 761,230
WW Grainger, Inc. 1,402 701,042
2,530,419
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,096 939,272
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,689 2,424,503
Total Common Stocks
(cost $669,044,235) 1,171,942,622

Nationwide S&P 500 Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 71
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $137,045,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$139,785.(b)(c) 137,041 137,041
Total Repurchase Agreement
(cost $137,041) 137,041
Total Investments
(cost $669,181,276) — 99.4% 1,172,079,663
Other assets in excess of liabilities — 0.6% 6,573,146
NET ASSETS — 100.0%
$ 1,178,652,809
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $34,987,400, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $137,041 and by $36,691,572 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
4/30/2022 – 2/15/2052, a total value of $36,828,613.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $137,041.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 32 6/2022 USD 6,604,000 (460,306)
Net contracts (460,306)
As of April 30, 2022, the Fund had $362,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp.* 3,201 150,383
Aerojet Rocketdyne Holdings,
Inc.* 6,950 277,861
AeroVironment, Inc.* 2,139 171,804
AerSale Corp.* 708 10,252
Astronics Corp.* 2,468 23,915
Byrna Technologies, Inc.* 1,739 10,295
Cadre Holdings, Inc. 608 15,431
Ducommun, Inc.* 1,100 56,177
Kaman Corp. 2,635 102,791
Kratos Defense & Security
Solutions, Inc.* 11,733 177,990
Maxar Technologies, Inc. 6,936 223,409
Moog, Inc., Class A 2,743 219,083
National Presto Industries, Inc. 485 34,498
Park Aerospace Corp. 1,525 17,843
Parsons Corp.* 2,589 95,612
Triumph Group, Inc.* 6,010 135,465
Vectrus, Inc.* 1,092 39,421
1,762,230
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 5,438 170,209
Atlas Air Worldwide Holdings,
Inc.* 2,728 188,068
Forward Air Corp. 2,576 249,795
Hub Group, Inc., Class A* 3,137 210,681
Radiant Logistics, Inc.* 3,719 21,459
840,212
Airlines 0.3%
Allegiant Travel Co.* 1,423 220,835
Frontier Group Holdings,
Inc.*(a) 3,299 35,002
Hawaiian Holdings, Inc.*(a) 4,651 78,881
Mesa Air Group, Inc.*(a) 3,510 11,934
SkyWest, Inc.* 4,764 138,871
Spirit Airlines, Inc.* 9,405 222,052
Sun Country Airlines Holdings,
Inc.* 3,046 83,796
791,371
Auto Components 1.2%
Adient plc* 8,904 303,983
American Axle &
Manufacturing Holdings,
Inc.* 10,778 71,350
Cooper-Standard Holdings,
Inc.* 1,718 7,920
Dana, Inc. 13,904 205,918
Dorman Products, Inc.* 2,452 242,061
Fox Factory Holding Corp.* 3,980 325,882
Gentherm, Inc.* 3,152 212,508
Goodyear Tire & Rubber Co.
(The)* 25,989 346,173
LCI Industries 2,310 224,809
Modine Manufacturing Co.* 4,740 37,446
Motorcar Parts of America,
Inc.* 1,795 27,302
Patrick Industries, Inc. 2,190 136,328
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc. 1,981 84,549
Stoneridge, Inc.* 2,472 48,723
Tenneco, Inc., Class A* 6,416 110,163
Visteon Corp.* 2,656 278,110
XL Fleet Corp.*(a) 11,297 15,816
XPEL, Inc. Reg. S* 1,739 75,247
2,754,288
Automobiles 0.2%
Arcimoto, Inc.*(a) 2,595 8,719
Canoo, Inc.*(a) 10,036 48,173
Fisker, Inc.*(a) 15,556 156,493
Lordstown Motors Corp.*(a) 14,680 32,003
Winnebago Industries, Inc. 3,062 162,837
Workhorse Group, Inc.*(a) 11,711 35,250
443,475
Banks 8.7%
1st Source Corp. 1,620 70,097
Allegiance Bancshares, Inc. 1,909 78,002
Amalgamated Financial Corp. 1,443 25,382
Amerant Bancorp, Inc. 2,554 67,911
American National
Bankshares, Inc. 1,003 34,844
Ameris Bancorp 6,360 265,212
Arrow Financial Corp. 1,411 44,164
Associated Banc-Corp. 14,223 283,749
Atlantic Union Bankshares
Corp. 7,237 244,466
Banc of California, Inc. 5,221 94,187
BancFirst Corp. 1,620 132,435
Bancorp, Inc. (The)* 4,736 107,460
Bank First Corp.(a) 662 46,803
Bank of Marin Bancorp 1,552 48,516
Bank of NT Butterfield & Son
Ltd. (The) 4,821 154,417
BankUnited, Inc. 7,895 296,378
Banner Corp. 3,286 176,458
Bar Harbor Bankshares 1,512 39,478
Berkshire Hills Bancorp, Inc. 4,596 113,705
Blue Ridge Bankshares, Inc.
(a) 1,644 23,953
Brookline Bancorp, Inc. 7,276 105,211
Business First Bancshares,
Inc. 1,893 41,949
Byline Bancorp, Inc. 2,437 57,172
Cadence Bank 15,354 384,464
Cambridge Bancorp 670 54,746
Camden National Corp. 1,371 61,352
Capital Bancorp, Inc. 850 19,134
Capital City Bank Group, Inc. 1,391 35,624
Capstar Financial Holdings,
Inc. 1,971 39,716
Carter Bankshares, Inc.* 2,406 39,362
Cathay General Bancorp 6,859 274,977
CBTX, Inc. 1,822 51,963
Central Pacific Financial Corp. 2,361 57,089
Citizens & Northern Corp. 1,306 30,573
City Holding Co. 1,467 113,516
Civista Bancshares, Inc. 1,577 32,833
CNB Financial Corp. 1,586 39,412

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Banks
Coastal Financial Corp.* 973 39,932
Columbia Banking System,
Inc. 6,820 191,506
Community Bank System, Inc. 5,075 326,830
Community Trust Bancorp, Inc. 1,437 57,207
ConnectOne Bancorp, Inc. 3,584 99,850
CrossFirst Bankshares, Inc.* 4,460 57,133
Customers Bancorp, Inc.* 2,806 118,048
CVB Financial Corp. 12,249 281,972
Dime Community Bancshares,
Inc. 3,284 103,249
Eagle Bancorp, Inc. 2,998 150,949
Eastern Bankshares, Inc. 16,430 314,799
Enterprise Bancorp, Inc. 946 32,117
Enterprise Financial Services
Corp. 3,270 144,436
Equity Bancshares, Inc., Class
A 1,391 42,467
Farmers National Banc Corp. 2,956 45,286
FB Financial Corp. 3,142 121,061
Fidelity D&D Bancorp, Inc.(a) 394 14,645
Financial Institutions, Inc. 1,547 43,069
First Bancorp, Inc. (The) 1,016 28,600
First Bancorp/NC 2,669 99,981
First Bancorp/PR 18,591 253,024
First Bancshares, Inc. (The) 1,979 63,704
First Bank(a) 1,760 25,098
First Busey Corp. 4,809 108,058
First Commonwealth Financial
Corp. 9,045 121,927
First Community Bankshares,
Inc. 1,680 44,738
First Financial Bancorp 8,817 180,308
First Financial Bankshares,
Inc. 12,249 489,715
First Financial Corp. 1,173 49,993
First Foundation, Inc. 4,721 104,901
First Internet Bancorp 816 31,408
First Interstate BancSystem,
Inc., Class A 8,379 272,485
First Merchants Corp. 5,064 198,458
First Mid Bancshares, Inc. 1,623 58,493
First of Long Island Corp.
(The) 2,185 36,664
Five Star Bancorp 1,179 29,416
Flushing Financial Corp. 2,943 63,275
Fulton Financial Corp. 15,205 230,660
German American Bancorp,
Inc. 2,338 82,064
Glacier Bancorp, Inc. 10,395 475,675
Great Southern Bancorp, Inc. 979 55,548
Guaranty Bancshares, Inc. 792 27,245
Hancock Whitney Corp. 8,160 381,643
Hanmi Financial Corp. 3,124 72,321
HarborOne Bancorp, Inc. 4,756 63,683
HBT Financial, Inc. 1,085 18,640
Heartland Financial USA, Inc. 3,855 168,733
Heritage Commerce Corp. 5,783 64,943
Heritage Financial Corp. 3,262 79,006
Hilltop Holdings, Inc. 5,921 150,926
Common Stocks
Shares Value ($)
Banks
Home BancShares, Inc. 14,588 315,393
HomeStreet, Inc. 1,670 67,785
HomeTrust Bancshares, Inc. 1,494 40,383
Hope Bancorp, Inc. 11,171 159,745
Horizon Bancorp, Inc. 4,101 71,685
Independent Bank Corp. 6,322 370,554
Independent Bank Group, Inc. 3,514 238,249
International Bancshares Corp. 5,071 201,775
Lakeland Bancorp, Inc. 5,770 86,723
Lakeland Financial Corp. 2,353 171,345
Live Oak Bancshares, Inc. 3,043 128,810
Macatawa Bank Corp. 2,364 20,685
Mercantile Bank Corp. 1,512 47,477
Meta Financial Group, Inc. 2,916 127,283
Metrocity Bankshares, Inc. 1,755 35,767
Metropolitan Bank Holding
Corp.* 938 83,529
Mid Penn Bancorp, Inc. 1,357 35,051
Midland States Bancorp, Inc. 2,117 55,804
MidWestOne Financial Group,
Inc. 1,433 42,818
MVB Financial Corp. 976 39,099
National Bank Holdings Corp.,
Class A 2,824 103,104
NBT Bancorp, Inc. 3,998 140,730
Nicolet Bankshares, Inc.* 1,145 93,180
Northrim Bancorp, Inc. 627 25,124
Northwest Bancshares, Inc. 11,140 141,255
OceanFirst Financial Corp. 5,493 102,884
OFG Bancorp 4,617 122,720
Old National Bancorp 27,899 422,949
Old Second Bancorp, Inc. 2,505 34,494
Origin Bancorp, Inc. 2,116 79,731
Orrstown Financial Services,
Inc.(a) 1,133 26,716
Pacific Premier Bancorp, Inc. 8,257 258,940
Park National Corp. 1,358 160,040
Peapack-Gladstone Financial
Corp. 1,716 53,179
Peoples Bancorp, Inc. 2,535 69,510
Peoples Financial Services
Corp. 731 36,287
Preferred Bank 916 61,482
Premier Financial Corp. 3,500 92,890
Primis Financial Corp. 2,286 31,204
QCR Holdings, Inc. 1,501 81,489
RBB Bancorp 1,299 27,786
Red River Bancshares, Inc. 500 27,125
Renasant Corp. 5,236 155,980
Republic Bancorp, Inc., Class
A 813 33,886
Republic First Bancorp, Inc.* 3,583 15,013
S&T Bancorp, Inc. 3,473 98,147
Sandy Spring Bancorp, Inc. 4,175 163,952
Seacoast Banking Corp. of
Florida 4,979 161,818
ServisFirst Bancshares, Inc.(a) 4,709 378,227
Sierra Bancorp 1,449 31,516
Silvergate Capital Corp., Class
A* 2,571 300,704

74 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Simmons First National Corp.,
Class A 11,397 272,046
SmartFinancial, Inc. 1,478 36,241
South Plains Financial, Inc. 1,077 26,010
South State Corp. 7,256 561,905
Southern First Bancshares,
Inc.* 712 32,538
Southside Bancshares, Inc. 2,953 115,728
Stock Yards Bancorp, Inc. 2,304 120,453
Summit Financial Group, Inc. 1,137 30,983
Texas Capital Bancshares,
Inc.* 4,780 245,501
Third Coast Bancshares, Inc.* 338 7,662
Tompkins Financial Corp. 1,344 98,112
Towne Bank 6,334 174,628
TriCo Bancshares 2,693 101,122
TriState Capital Holdings, Inc.* 2,781 84,014
Triumph Bancorp, Inc.* 2,250 156,240
Trustmark Corp. 5,693 158,721
UMB Financial Corp. 4,130 372,443
United Bankshares, Inc. 12,441 413,788
United Community Banks, Inc. 9,693 292,147
Univest Financial Corp. 2,741 69,073
Valley National Bancorp 37,779 452,592
Veritex Holdings, Inc. 4,372 143,620
Washington Trust Bancorp,
Inc. 1,614 75,761
WesBanco, Inc. 5,702 183,833
West Bancorp, Inc. 1,569 39,225
Westamerica Bancorp 2,578 151,896
20,390,903
Beverages 0.4%
Celsius Holdings, Inc.* 5,067 263,484
Coca-Cola Consolidated, Inc. 450 198,675
Duckhorn Portfolio, Inc. (The)* 3,393 65,892
MGP Ingredients, Inc. 1,343 122,656
National Beverage Corp. 2,192 96,623
Primo Water Corp. 14,904 218,195
Zevia PBC, Class A*(a) 981 3,375
968,900
Biotechnology 6.1%
2seventy bio, Inc.*(a) 2,133 28,710
4D Molecular Therapeutics,
Inc.*(a) 2,671 31,812
89bio, Inc.* 840 1,823
ACADIA Pharmaceuticals,
Inc.* 11,341 209,128
Acumen Pharmaceuticals,
Inc.* 3,210 12,391
Adagio Therapeutics, Inc.*(a) 5,552 15,879
Adicet Bio, Inc.*(a) 1,982 29,215
Adverum Biotechnologies,
Inc.* 9,200 9,844
Aeglea BioTherapeutics,
Inc.*(a) 2,273 3,273
Aerovate Therapeutics,
Inc.*(a) 950 12,112
Affimed NV* 11,589 43,575
Agenus, Inc.* 21,035 38,915
Common Stocks
Shares Value ($)
Biotechnology
Agios Pharmaceuticals, Inc.* 5,139 112,904
Akebia Therapeutics, Inc.*(a) 17,821 7,399
Akero Therapeutics, Inc.* 2,436 25,554
Akouos, Inc.*(a) 2,495 6,986
Alaunos Therapeutics, Inc.*(a) 21,709 11,536
Albireo Pharma, Inc.* 1,496 47,603
Aldeyra Therapeutics, Inc.* 4,599 14,119
Alector, Inc.* 5,586 53,626
Aligos Therapeutics, Inc.*(a) 1,778 2,098
Alkermes plc* 15,127 436,414
Allakos, Inc.* 3,408 12,848
Allogene Therapeutics, Inc.* 6,443 53,799
Allovir, Inc.*(a) 3,034 13,805
Alpine Immune Sciences,
Inc.*(a) 1,101 10,129
Altimmune, Inc.*(a) 3,902 17,637
ALX Oncology Holdings,
Inc.*(a) 1,664 21,266
Amicus Therapeutics, Inc.* 25,093 177,658
AnaptysBio, Inc.*(a) 1,827 42,752
Anavex Life Sciences
Corp.*(a) 6,416 55,113
Anika Therapeutics, Inc.* 1,420 30,573
Annexon, Inc.* 3,100 7,905
Apellis Pharmaceuticals, Inc.* 7,193 313,111
Applied Molecular Transport,
Inc.* 2,278 9,773
Applied Therapeutics, Inc.*(a) 1,580 3,113
AquaBounty Technologies,
Inc.*(a) 4,973 6,664
Arbutus Biopharma Corp.* 7,400 17,242
Arcellx, Inc.* 858 9,378
Arcturus Therapeutics
Holdings, Inc.*(a) 2,082 40,349
Arcus Biosciences, Inc.* 4,340 105,071
Arcutis Biotherapeutics, Inc.* 2,707 54,654
Ardelyx, Inc.* 7,755 6,382
Arrowhead Pharmaceuticals,
Inc.* 9,694 398,520
Atara Biotherapeutics, Inc.* 8,249 52,464
Athenex, Inc.*(a) 7,555 3,626
Athersys, Inc.*(a) 18,085 8,863
Atossa Therapeutics, Inc.* 11,085 11,196
Atreca, Inc., Class A*(a) 2,968 5,817
Aura Biosciences, Inc.* 521 8,836
Avalo Therapeutics, Inc.* 4,624 1,900
Avid Bioservices, Inc.* 5,846 78,687
Avidity Biosciences, Inc.* 3,564 50,965
Avita Medical, Inc.*(a) 2,262 13,798
Avrobio, Inc.*(a) 3,637 3,357
Beam Therapeutics, Inc.* 4,789 179,731
Beyondspring, Inc.*(a) 1,925 2,926
BioAtla, Inc.*(a) 1,484 5,164
BioCryst Pharmaceuticals,
Inc.*(a) 17,009 158,014
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,272 470,104
Biomea Fusion, Inc.*(a) 2,073 6,219
Bioxcel Therapeutics, Inc.*(a) 1,675 21,959

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Biotechnology
Black Diamond Therapeutics,
Inc.*(a) 1,875 4,556
Bluebird Bio, Inc.* 6,400 23,232
Blueprint Medicines Corp.* 5,501 320,983
Bolt Biotherapeutics, Inc.* 2,159 3,368
Bridgebio Pharma, Inc.* 10,147 81,379
Brooklyn ImmunoTherapeutics,
Inc.*(a) 2,255 2,368
C4 Therapeutics, Inc.* 3,528 30,235
Cardiff Oncology, Inc.* 3,426 4,591
CareDx, Inc.* 4,840 147,330
Caribou Biosciences, Inc.* 4,796 35,490
Catalyst Pharmaceuticals,
Inc.* 9,286 70,759
Celcuity, Inc.*(a) 755 4,923
Celldex Therapeutics, Inc.* 4,398 134,359
CEL-SCI Corp.*(a) 3,633 10,390
Century Therapeutics, Inc.* 1,114 13,390
Cerevel Therapeutics
Holdings, Inc.* 3,896 114,075
ChemoCentryx, Inc.* 5,134 94,774
Chimerix, Inc.* 6,981 30,716
Chinook Therapeutics, Inc.* 3,737 56,541
Clene, Inc.* 2,168 5,615
Clovis Oncology, Inc.*(a) 10,305 20,610
Codiak Biosciences, Inc.*(a) 1,488 4,404
Cogent Biosciences, Inc.*(a) 3,521 22,605
Coherus Biosciences, Inc.* 6,114 55,271
Cortexyme, Inc.*(a) 1,890 6,917
Crinetics Pharmaceuticals,
Inc.* 4,358 88,555
Cue Biopharma, Inc.* 3,070 12,157
Cullinan Oncology, Inc.*(a) 2,441 23,946
Curis, Inc.*(a) 8,206 7,498
Cyteir Therapeutics, Inc.*(a) 789 1,775
Cytokinetics, Inc.* 7,378 294,161
CytomX Therapeutics, Inc.* 6,296 10,766
Day One Biopharmaceuticals,
Inc.*(a) 2,213 18,855
Deciphera Pharmaceuticals,
Inc.* 3,963 40,106
Denali Therapeutics, Inc.* 8,525 202,895
DermTech, Inc.*(a) 2,246 19,203
Design Therapeutics, Inc.*(a) 2,515 30,029
Dynavax Technologies
Corp.*(a) 10,042 88,671
Dyne Therapeutics, Inc.*(a) 2,846 22,711
Eagle Pharmaceuticals, Inc.* 1,081 47,705
Editas Medicine, Inc.*(a) 6,513 86,232
Eiger BioPharmaceuticals,
Inc.* 3,240 22,259
Eliem Therapeutics, Inc.*(a) 666 2,105
Emergent BioSolutions, Inc.* 4,708 152,445
Enanta Pharmaceuticals, Inc.* 1,769 113,924
Entrada Therapeutics, Inc.*(a) 866 5,179
Epizyme, Inc.* 9,234 5,960
Erasca, Inc.*(a) 6,027 43,877
Evelo Biosciences, Inc.*(a) 2,878 7,109
Exagen, Inc.*(a) 1,172 7,149
Fate Therapeutics, Inc.*(a) 7,762 221,683
Common Stocks
Shares Value ($)
Biotechnology
FibroGen, Inc.* 8,188 76,148
Finch Therapeutics Group,
Inc.*(a) 717 1,814
Foghorn Therapeutics, Inc.*(a) 1,853 21,476
Forma Therapeutics Holdings,
Inc.* 3,100 23,436
Forte Biosciences, Inc.*(a) 1,069 1,229
Fortress Biotech, Inc.*(a) 6,511 7,162
Frequency Therapeutics,
Inc.*(a) 2,592 3,370
G1 Therapeutics, Inc.*(a) 3,971 20,411
Gemini Therapeutics, Inc.*(a) 2,076 3,135
Generation Bio Co.* 4,131 26,149
Geron Corp.*(a) 29,922 42,190
Global Blood Therapeutics,
Inc.* 5,924 181,867
Gossamer Bio, Inc.*(a) 5,881 40,638
Graphite Bio, Inc.*(a) 1,533 6,163
Greenwich Lifesciences,
Inc.*(a) 382 4,527
Gritstone bio, Inc.* 4,187 10,844
GT Biopharma, Inc.*(a) 2,259 4,766
Halozyme Therapeutics,
Inc.*(a) 13,014 519,259
Harpoon Therapeutics, Inc.*(a) 2,126 4,783
Heron Therapeutics, Inc.*(a) 9,068 40,987
Homology Medicines, Inc.*(a) 3,534 5,866
Hookipa Pharma, Inc.* 1,436 2,154
Humanigen, Inc.*(a) 4,250 7,990
iBio, Inc.*(a) 21,800 6,379
Icosavax, Inc.*(a) 2,280 16,530
Ideaya Biosciences, Inc.*(a) 3,090 29,633
IGM Biosciences, Inc.*(a) 768 12,856
Imago Biosciences, Inc.*(a) 1,892 30,934
Immuneering Corp., Class
A*(a) 780 3,877
Immunic, Inc.* 1,470 9,952
ImmunityBio, Inc.*(a) 6,337 23,003
ImmunoGen, Inc.* 18,916 91,364
Immunovant, Inc.*(a) 3,765 17,357
Impel Pharmaceuticals,
Inc.*(a) 717 4,546
Infinity Pharmaceuticals,
Inc.*(a) 8,294 6,546
Inhibrx, Inc.* 2,645 41,923
Inovio Pharmaceuticals,
Inc.*(a) 19,591 53,483
Inozyme Pharma, Inc.* 1,204 4,756
Insmed, Inc.* 11,295 248,151
Instil Bio, Inc.* 5,113 36,149
Intellia Therapeutics, Inc.* 6,590 323,108
Intercept Pharmaceuticals,
Inc.*(a) 2,196 34,499
Ironwood Pharmaceuticals,
Inc.* 14,038 168,456
iTeos Therapeutics, Inc.* 2,015 53,780
IVERIC bio, Inc.* 10,880 150,688
Janux Therapeutics, Inc.* 1,248 12,280
Jounce Therapeutics, Inc.* 3,124 16,557

76 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc.* 1,953 24,862
Karuna Therapeutics, Inc.* 2,104 234,512
Karyopharm Therapeutics,
Inc.* 6,670 40,687
Keros Therapeutics, Inc.* 1,492 79,091
Kezar Life Sciences, Inc.* 3,210 38,135
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 25,825
Kinnate Biopharma, Inc.* 2,428 18,137
Kodiak Sciences, Inc.* 3,213 19,342
Kronos Bio, Inc.* 3,678 17,397
Krystal Biotech, Inc.* 1,898 115,038
Kura Oncology, Inc.* 6,044 86,731
Kymera Therapeutics, Inc.* 3,286 103,016
Lexicon Pharmaceuticals, Inc.* 6,694 12,116
Ligand Pharmaceuticals,
Inc.*(a) 1,396 129,633
Lineage Cell Therapeutics,
Inc.*(a) 11,490 14,018
Lyell Immunopharma, Inc.*(a) 13,988 71,758
MacroGenics, Inc.* 5,349 38,245
Madrigal Pharmaceuticals,
Inc.* 1,126 78,820
Magenta Therapeutics, Inc.*(a) 3,265 4,669
MannKind Corp.*(a) 23,396 73,229
MEI Pharma, Inc.*(a) 11,438 5,622
MeiraGTx Holdings plc* 2,997 30,839
Mersana Therapeutics, Inc.* 6,525 22,707
MiMedx Group, Inc.*(a) 10,526 41,578
Mirum Pharmaceuticals, Inc.* 279 6,635
Molecular Templates, Inc.*(a) 4,003 6,805
Monte Rosa Therapeutics,
Inc.*(a) 2,724 29,692
Morphic Holding, Inc.* 1,965 59,559
Mustang Bio, Inc.* 7,934 5,908
Myriad Genetics, Inc.* 7,588 155,554
Neoleukin Therapeutics,
Inc.*(a) 3,487 4,254
NexImmune, Inc.*(a) 1,665 3,513
Nkarta, Inc.*(a) 1,337 24,654
Nurix Therapeutics, Inc.* 2,968 32,856
Nuvalent, Inc., Class A*(a) 1,997 20,549
Ocugen, Inc.*(a) 17,496 38,316
Olema Pharmaceuticals,
Inc.*(a) 2,376 6,059
Omega Therapeutics, Inc.*(a) 2,214 7,550
Oncocyte Corp.*(a) 2,373 2,753
Oncorus, Inc.* 1,935 2,264
Oncternal Therapeutics,
Inc.*(a) 4,193 3,578
OPKO Health, Inc.* 36,356 98,161
Organogenesis Holdings, Inc.* 6,549 42,176
ORIC Pharmaceuticals, Inc.* 2,796 9,283
Outlook Therapeutics, Inc.*(a) 8,298 12,862
Oyster Point Pharma, Inc.*(a) 1,053 6,718
Passage Bio, Inc.* 3,514 6,852
PMV Pharmaceuticals, Inc.*(a) 2,485 36,008
Portage Biotech, Inc.* 342 1,895
Poseida Therapeutics, Inc.* 1,498 4,629
Common Stocks
Shares Value ($)
Biotechnology
Praxis Precision Medicines,
Inc.* 3,056 24,754
Precigen, Inc.*(a) 8,987 11,953
Precision BioSciences, Inc.* 4,856 9,663
Prelude Therapeutics, Inc.*(a) 1,036 4,755
Prometheus Biosciences, Inc.* 2,834 74,534
Protagonist Therapeutics, Inc.* 4,219 38,351
Prothena Corp. plc* 3,457 100,806
PTC Therapeutics, Inc.* 6,581 232,507
Puma Biotechnology, Inc.* 3,208 7,571
Pyxis Oncology, Inc.*(a) 1,017 2,492
Radius Health, Inc.* 4,734 32,381
Rallybio Corp.*(a) 688 6,852
RAPT Therapeutics, Inc.* 2,010 30,411
Recursion Pharmaceuticals,
Inc., Class A* 10,900 67,580
REGENXBIO, Inc.* 3,810 105,766
Relay Therapeutics, Inc.* 6,617 157,683
Reneo Pharmaceuticals,
Inc.*(a) 931 2,160
Replimune Group, Inc.* 2,998 50,276
REVOLUTION Medicines,
Inc.* 5,628 112,391
Rhythm Pharmaceuticals, Inc.* 4,341 27,175
Rigel Pharmaceuticals, Inc.* 15,130 35,707
Rocket Pharmaceuticals, Inc.* 3,842 39,496
Rubius Therapeutics, Inc.* 4,272 7,092
Sana Biotechnology, Inc.*(a) 8,144 61,487
Sangamo Therapeutics, Inc.* 11,062 45,907
Scholar Rock Holding
Corp.*(a) 2,643 18,686
Selecta Biosciences, Inc.* 9,533 7,305
Sensei Biotherapeutics,
Inc.*(a) 1,927 2,987
Seres Therapeutics, Inc.* 6,594 31,190
Sesen Bio, Inc.*(a) 16,198 6,157
Shattuck Labs, Inc.* 2,521 9,681
Sigilon Therapeutics, Inc.* 761 799
Silverback Therapeutics, Inc.* 2,374 7,383
Solid Biosciences, Inc.*(a) 5,650 3,164
Sorrento Therapeutics, Inc.*(a) 28,569 43,139
Spectrum Pharmaceuticals,
Inc.*(a) 14,946 12,072
Spero Therapeutics, Inc.*(a) 2,077 10,094
SpringWorks Therapeutics,
Inc.*(a) 2,766 118,689
Spruce Biosciences, Inc.* 744 1,309
SQZ Biotechnologies Co.*(a) 2,157 7,959
Stoke Therapeutics, Inc.* 1,809 26,122
Summit Therapeutics, Inc.*(a) 2,032 3,231
Surface Oncology, Inc.* 3,153 6,684
Sutro Biopharma, Inc.* 4,108 24,689
Syndax Pharmaceuticals, Inc.* 4,260 71,440
Syros Pharmaceuticals,
Inc.*(a) 4,855 4,087
Talaris Therapeutics, Inc.* 2,016 14,233
Taysha Gene Therapies,
Inc.*(a) 2,109 7,719
TCR2 Therapeutics, Inc.* 2,976 6,339
Tenaya Therapeutics, Inc.*(a) 2,696 24,857

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Biotechnology
TG Therapeutics, Inc.* 12,289 85,286
Tonix Pharmaceuticals Holding
Corp.* 47,813 6,976
Travere Therapeutics, Inc.* 5,675 142,613
Trevena, Inc.*(a) 15,495 4,594
Turning Point Therapeutics,
Inc.* 4,397 129,448
Twist Bioscience Corp.*(a) 5,220 150,545
Tyra Biosciences, Inc.* 1,150 8,590
UroGen Pharma Ltd.*(a) 2,025 14,296
Vanda Pharmaceuticals, Inc.* 4,908 48,687
Vaxart, Inc.*(a) 11,318 39,387
Vaxcyte, Inc.* 3,766 91,175
VBI Vaccines, Inc.*(a) 18,498 23,122
Vera Therapeutics, Inc.*(a) 946 18,920
Veracyte, Inc.* 6,471 132,461
Verastem, Inc.* 17,472 24,810
Vericel Corp.* 4,459 127,081
Verve Therapeutics, Inc.*(a) 3,437 51,280
Viking Therapeutics, Inc.* 6,711 15,972
Vincerx Pharma, Inc.*(a) 1,215 3,135
Vir Biotechnology, Inc.* 5,749 116,992
Viracta Therapeutics, Inc.* 3,435 8,759
VistaGen Therapeutics,
Inc.*(a) 18,127 23,021
Vor BioPharma, Inc.* 1,796 10,291
Werewolf Therapeutics,
Inc.*(a) 2,497 11,112
XBiotech, Inc.(a) 1,527 11,850
Xencor, Inc.* 5,407 135,067
Xilio Therapeutics, Inc.* 710 2,506
XOMA Corp.*(a) 616 11,846
Y-mAbs Therapeutics, Inc.* 3,311 27,812
Zentalis Pharmaceuticals, Inc.* 3,487 92,475
14,260,255
Building Products 1.3%
AAON, Inc. 3,974 193,693
American Woodmark Corp.* 1,623 76,037
Apogee Enterprises, Inc. 2,301 101,244
Caesarstone Ltd.(a) 2,304 22,648
Cornerstone Building Brands,
Inc.* 5,015 122,316
CSW Industrials, Inc. 1,417 149,508
Gibraltar Industries, Inc.* 3,138 118,742
Griffon Corp. 4,404 82,399
Insteel Industries, Inc. 1,818 77,119
JELD-WEN Holding, Inc.* 8,751 181,933
Masonite International Corp.* 2,278 176,591
PGT Innovations, Inc.* 5,480 97,380
Quanex Building Products
Corp. 3,175 61,023
Resideo Technologies, Inc.* 13,661 307,236
Simpson Manufacturing Co.,
Inc. 4,101 425,151
UFP Industries, Inc. 5,661 437,992
View, Inc.*(a) 13,195 20,320
Zurn Water Solutions Corp. 11,445 357,313
3,008,645
Common Stocks
Shares Value ($)
Capital Markets 1.4%
Artisan Partners Asset
Management, Inc., Class A 5,599 179,952
Assetmark Financial Holdings,
Inc.* 1,660 31,922
Associated Capital Group,
Inc., Class A 190 7,524
B. Riley Financial, Inc.(a) 1,934 87,339
BGC Partners, Inc., Class A 29,705 107,829
Blucora, Inc.* 4,495 91,024
Brightsphere Investment
Group, Inc. 3,047 61,062
Cohen & Steers, Inc. 2,390 185,679
Cowen, Inc., Class A 2,441 55,777
Diamond Hill Investment
Group, Inc. 288 48,490
Donnelley Financial Solutions,
Inc.* 2,803 82,044
Federated Hermes, Inc., Class
B 8,905 253,614
Focus Financial Partners, Inc.,
Class A* 6,132 241,907
GAMCO Investors, Inc., Class
A 512 10,225
GCM Grosvenor, Inc., Class A 4,036 33,297
Greenhill & Co., Inc. 1,114 13,490
Hamilton Lane, Inc., Class A 3,336 228,783
Houlihan Lokey, Inc. 4,835 402,707
Moelis & Co., Class A(a) 5,769 255,336
Open Lending Corp., Class A* 9,881 134,777
Oppenheimer Holdings, Inc.,
Class A 803 25,873
Piper Sandler Cos. 1,672 192,247
PJT Partners, Inc., Class A 2,267 149,599
Pzena Investment
Management, Inc., Class A 1,606 10,102
Sculptor Capital Management,
Inc. 1,922 20,104
StepStone Group, Inc., Class
A 4,306 110,320
StoneX Group, Inc.* 1,594 108,041
Value Line, Inc. 100 6,547
Virtus Investment Partners,
Inc. 692 122,595
WisdomTree Investments, Inc.
(a) 12,971 75,621
3,333,827
Chemicals 2.0%
AdvanSix, Inc. 2,588 115,270
American Vanguard Corp. 2,930 62,702
Amyris, Inc.*(a) 16,368 56,142
Aspen Aerogels, Inc.* 2,143 46,289
Avient Corp. 8,586 422,775
Balchem Corp. 3,041 374,651
Cabot Corp. 5,318 350,190
Chase Corp. 705 59,474
Danimer Scientific, Inc.*(a) 8,565 33,575
Ecovyst, Inc. 5,063 50,934
FutureFuel Corp. 2,709 25,763

78 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
GCP Applied Technologies,
Inc.* 6,322 198,321
Hawkins, Inc. 1,821 67,887
HB Fuller Co. 4,988 332,700
Ingevity Corp.* 3,710 222,229
Innospec, Inc. 2,293 218,546
Intrepid Potash, Inc.* 825 63,178
Koppers Holdings, Inc. 1,968 47,744
Kronos Worldwide, Inc. 2,146 32,662
Livent Corp.* 15,267 326,103
Marrone Bio Innovations,
Inc.*(a) 9,493 11,012
Minerals Technologies, Inc. 3,186 202,661
Orion Engineered Carbons SA 5,814 87,791
PureCycle Technologies,
Inc.*(a) 5,049 39,382
Quaker Chemical Corp. 1,278 207,943
Rayonier Advanced Materials,
Inc.*(a) 5,855 30,036
Sensient Technologies Corp. 3,949 334,085
Stepan Co. 2,062 210,551
Tredegar Corp. 2,065 23,644
Trinseo plc 3,688 174,996
Tronox Holdings plc, Class A 10,962 188,546
Valhi, Inc. 347 11,038
Zymergen, Inc.*(a) 7,582 12,738
4,641,558
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 6,445 311,100
ACCO Brands Corp. 8,832 64,739
Aris Water Solution, Inc., Class
A 1,840 31,170
Brady Corp., Class A 4,512 201,912
BrightView Holdings, Inc.* 3,880 49,121
Brink's Co. (The) 4,501 265,334
Casella Waste Systems, Inc.,
Class A* 4,640 381,594
CECO Environmental Corp.* 3,326 15,798
Cimpress plc* 1,682 84,958
CoreCivic, Inc.* 11,497 142,908
Deluxe Corp. 4,087 110,676
Ennis, Inc. 2,418 41,710
GEO Group, Inc. (The)* 10,262 67,011
Harsco Corp.* 7,619 77,866
Healthcare Services Group,
Inc. 7,170 122,535
Heritage-Crystal Clean, Inc.* 1,481 40,431
HNI Corp. 4,163 148,369
Interface, Inc. 5,456 69,237
KAR Auction Services, Inc.* 11,162 163,635
Kimball International, Inc.,
Class B 3,733 28,669
Matthews International Corp.,
Class A 2,932 87,403
MillerKnoll, Inc. 6,983 221,571
Montrose Environmental
Group, Inc.* 2,476 112,336
NL Industries, Inc. 865 5,951
Pitney Bowes, Inc. 12,266 64,642
Common Stocks
Shares Value ($)
Commercial Services & Supplies
SP Plus Corp.* 2,192 62,472
Steelcase, Inc., Class A 8,159 95,705
Team, Inc.* 2,969 4,275
Tetra Tech, Inc. 5,109 711,582
UniFirst Corp. 1,429 246,217
US Ecology, Inc.* 2,985 143,250
Viad Corp.* 1,911 62,585
VSE Corp.(a) 1,035 44,826
4,281,588
Communications Equipment 0.7%
ADTRAN, Inc. 4,563 79,351
Aviat Networks, Inc.* 638 19,076
CalAmp Corp.* 3,575 19,555
Calix, Inc.* 5,141 205,177
Cambium Networks Corp.* 821 12,537
Casa Systems, Inc.* 3,315 16,243
Clearfield, Inc.* 1,037 60,384
Comtech Telecommunications
Corp. 2,491 33,878
Digi International, Inc.* 3,229 61,093
DZS, Inc.* 1,462 17,676
EMCORE Corp.* 3,461 11,940
Extreme Networks, Inc.* 12,193 117,053
Harmonic, Inc.* 8,462 70,235
Infinera Corp.*(a) 17,337 133,321
Inseego Corp.*(a) 8,190 23,341
KVH Industries, Inc.* 1,677 13,366
NETGEAR, Inc.* 2,880 62,496
NetScout Systems, Inc.* 6,618 203,834
Plantronics, Inc.* 3,981 158,683
Ribbon Communications, Inc.* 6,875 23,719
Viavi Solutions, Inc.* 21,690 311,035
1,653,993
Construction & Engineering 1.6%
Ameresco, Inc., Class A* 2,914 146,982
API Group Corp.* 19,030 353,197
Arcosa, Inc. 4,634 248,058
Argan, Inc. 1,414 52,007
Comfort Systems USA, Inc. 3,354 283,145
Concrete Pumping Holdings,
Inc.* 2,745 15,317
Construction Partners, Inc.,
Class A* 3,755 96,916
Dycom Industries, Inc.* 2,750 233,502
EMCOR Group, Inc. 5,027 535,275
Fluor Corp.* 13,395 331,526
Granite Construction, Inc. 4,336 128,562
Great Lakes Dredge & Dock
Corp.* 6,040 83,412
IES Holdings, Inc.* 836 24,495
Infrastructure and Energy
Alternatives, Inc.* 2,728 25,507
INNOVATE Corp.* 4,487 13,596
Matrix Service Co.* 2,636 17,925
MYR Group, Inc.* 1,592 125,911
Northwest Pipe Co.* 985 26,309
NV5 Global, Inc.* 1,262 151,188
Primoris Services Corp. 4,931 114,301
Sterling Construction Co., Inc.* 2,625 60,086

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Construction & Engineering
Tutor Perini Corp.* 4,143 38,406
WillScot Mobile Mini Holdings
Corp.* 19,666 690,277
3,795,900
Construction Materials 0.1%
Summit Materials, Inc., Class
A* 11,355 315,669
United States Lime & Minerals,
Inc. 214 23,435
339,104
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 493 21,219
Curo Group Holdings Corp. 1,901 22,318
Encore Capital Group, Inc.* 2,330 134,697
Enova International, Inc.* 3,405 127,347
EZCORP, Inc., Class A*(a) 4,554 31,878
FirstCash Holdings, Inc. 3,696 294,867
Green Dot Corp., Class A* 5,068 134,201
LendingClub Corp.* 9,359 142,725
LendingTree, Inc.* 1,071 85,059
Navient Corp. 14,259 226,575
Nelnet, Inc., Class A 1,601 131,394
Oportun Financial Corp.* 2,015 23,354
PRA Group, Inc.* 4,079 171,440
PROG Holdings, Inc.* 5,332 141,138
Regional Management Corp. 706 30,393
World Acceptance Corp.* 417 78,692
1,797,297
Containers & Packaging 0.3%
Greif, Inc., Class A 2,467 149,698
Greif, Inc., Class B 571 33,323
Myers Industries, Inc. 3,254 71,360
O-I Glass, Inc.* 14,685 197,954
Pactiv Evergreen, Inc. 4,044 39,874
Ranpak Holdings Corp.* 3,576 53,926
TriMas Corp. 4,134 122,118
668,253
Distributors 0.0%
†
Funko, Inc., Class A* 2,512 40,920
Greenlane Holdings, Inc.,
Class A* 1,043 360
41,280
Diversified Consumer Services 0.6%
2U, Inc.* 7,139 71,247
Adtalem Global Education,
Inc.* 4,517 132,393
American Public Education,
Inc.* 1,745 33,923
Carriage Services, Inc. 1,465 62,834
Coursera, Inc.* 6,984 131,369
European Wax Center, Inc.,
Class A 1,265 34,724
Graham Holdings Co., Class B 367 217,400
Laureate Education, Inc.,
Class A 9,367 106,128
OneSpaWorld Holdings
Ltd.*(a) 5,379 54,005
Perdoceo Education Corp.* 6,668 74,548
Common Stocks
Shares Value ($)
Diversified Consumer Services
PowerSchool Holdings, Inc.,
Class A* 4,035 61,090
Regis Corp.*(a) 2,444 3,299
StoneMor, Inc.* 2,971 7,041
Strategic Education, Inc. 2,314 149,485
Stride, Inc.* 3,967 155,903
Udemy, Inc.*(a) 1,315 14,347
Vivint Smart Home, Inc.* 8,682 45,494
WW International, Inc.* 5,088 49,812
1,405,042
Diversified Financial Services 0.1%
Alerus Financial Corp. 1,429 36,511
A-Mark Precious Metals, Inc. 827 65,168
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,144 45,556
Cannae Holdings, Inc.* 8,106 181,574
328,809
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,055 54,691
ATN International, Inc. 1,053 41,593
Bandwidth, Inc., Class A* 2,225 49,217
Cogent Communications
Holdings, Inc. 4,079 238,622
Consolidated Communications
Holdings, Inc.* 6,909 41,109
EchoStar Corp., Class A* 3,570 83,359
Globalstar, Inc.* 57,528 66,732
IDT Corp., Class B* 1,368 36,225
Iridium Communications, Inc.* 11,142 397,881
Liberty Latin America Ltd.,
Class A* 4,063 37,542
Liberty Latin America Ltd.,
Class C* 14,646 135,329
Ooma, Inc.* 2,215 28,441
Radius Global Infrastructure,
Inc.* 6,786 84,282
Telesat Corp.* 673 7,565
1,302,588
Electric Utilities 0.7%
ALLETE, Inc. 4,947 293,555
MGE Energy, Inc. 3,344 260,397
Otter Tail Corp. 3,825 221,697
PNM Resources, Inc. 8,015 373,980
Portland General Electric Co. 8,489 401,784
Via Renewables, Inc.(a) 1,304 9,311
1,560,724
Electrical Equipment 0.9%
Advent Technologies Holdings,
Inc.*(a) 1,618 3,155
Allied Motion Technologies,
Inc. 1,074 26,141
American Superconductor
Corp.* 2,764 14,732
Array Technologies, Inc.* 12,103 79,033
Atkore, Inc.* 4,231 406,599
AZZ, Inc. 2,383 108,760

80 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Babcock & Wilcox Enterprises,
Inc.* 5,260 39,503
Beam Global* 833 12,861
Blink Charging Co.*(a) 3,460 66,086
Bloom Energy Corp., Class A* 13,464 249,892
Encore Wire Corp. 1,889 213,098
EnerSys 3,975 260,203
Eos Energy Enterprises,
Inc.*(a) 4,054 8,594
FTC Solar, Inc.*(a) 1,802 5,046
FuelCell Energy, Inc.*(a) 34,969 142,674
GrafTech International Ltd. 18,419 167,245
Powell Industries, Inc.(a) 885 17,080
Preformed Line Products Co. 334 19,873
Romeo Power, Inc.*(a) 11,880 13,068
Stem, Inc.*(a) 10,784 77,321
Thermon Group Holdings, Inc.* 3,123 46,845
TPI Composites, Inc.*(a) 3,074 35,167
Vicor Corp.* 2,026 122,614
2,135,590
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.* 1,785 31,684
Advanced Energy Industries,
Inc. 3,609 276,161
Aeva Technologies, Inc.* 9,995 32,784
Akoustis Technologies, Inc.*(a) 4,880 21,667
Arlo Technologies, Inc.* 7,715 59,714
Badger Meter, Inc. 2,718 219,315
Belden, Inc. 4,193 216,484
Benchmark Electronics, Inc. 3,484 82,780
CTS Corp. 3,041 107,560
Daktronics, Inc.* 3,846 12,884
ePlus, Inc.* 2,526 142,668
Fabrinet* 3,536 347,200
FARO Technologies, Inc.* 1,740 59,665
Identiv, Inc.* 1,958 23,868
II-VI, Inc.* 10,027 613,753
Insight Enterprises, Inc.* 3,299 327,822
Iteris, Inc.* 4,393 11,334
Itron, Inc.* 4,327 206,744
Kimball Electronics, Inc.* 2,020 36,037
Knowles Corp.* 8,306 153,827
Luna Innovations, Inc.*(a) 3,044 16,803
Methode Electronics, Inc. 3,490 155,689
MicroVision, Inc.*(a) 15,589 50,352
Napco Security Technologies,
Inc.* 2,896 50,680
nLight, Inc.* 4,132 54,336
Novanta, Inc.* 3,328 428,314
OSI Systems, Inc.* 1,571 124,266
Ouster, Inc.*(a) 12,030 39,819
PAR Technology Corp.* 2,383 78,734
PC Connection, Inc. 996 49,292
Plexus Corp.* 2,676 217,131
Rogers Corp.* 1,765 477,821
Sanmina Corp.* 5,914 241,823
ScanSource, Inc.* 2,385 81,662
TTM Technologies, Inc.* 9,976 139,165
Velodyne Lidar, Inc.* 6,224 11,701
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Intertechnology, Inc. 12,636 235,409
Vishay Precision Group, Inc.* 1,184 36,953
5,473,901
Energy Equipment & Services 1.3%
Archrock, Inc. 12,502 108,892
Bristow Group, Inc.* 2,262 67,453
Cactus, Inc., Class A 5,302 264,729
ChampionX Corp. 19,147 404,002
DMC Global, Inc.* 1,761 35,202
Dril-Quip, Inc.* 3,363 97,123
Expro Group Holdings NV* 4,396 67,171
Helix Energy Solutions Group,
Inc.* 13,563 55,744
Helmerich & Payne, Inc. 9,711 446,997
Liberty Energy, Inc., Class
A*(a) 8,641 139,466
Nabors Industries Ltd.* 665 102,822
National Energy Services
Reunited Corp.* 3,805 25,455
Newpark Resources, Inc.* 8,796 30,698
NexTier Oilfield Solutions, Inc.* 16,517 182,183
Oceaneering International,
Inc.* 9,394 106,434
Oil States International, Inc.* 6,072 41,047
Patterson-UTI Energy, Inc. 17,335 284,987
ProPetro Holding Corp.* 7,975 112,766
RPC, Inc.* 5,861 60,603
Select Energy Services, Inc.,
Class A* 5,884 45,660
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 32,254
TETRA Technologies, Inc.* 11,629 42,795
Tidewater, Inc.* 3,870 77,245
US Silica Holdings, Inc.* 6,960 129,317
2,961,045
Entertainment 0.7%
AMC Entertainment Holdings,
Inc., Class A*(a) 48,972 749,272
Chicken Soup For The Soul
Entertainment, Inc.*(a) 672 5,853
Cinemark Holdings, Inc.* 10,241 162,422
CuriosityStream, Inc.*(a) 2,466 5,006
Eros STX Global Corp.*(a) 1,505 2,604
IMAX Corp.* 4,722 74,702
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 86,127
Liberty Media Corp-Liberty
Braves, Class A* 1,076 28,267
Lions Gate Entertainment
Corp., Class A* 4,949 66,762
Lions Gate Entertainment
Corp., Class B* 11,139 140,017
LiveOne, Inc.*(a) 5,025 3,417
Madison Square Garden
Entertainment Corp.* 2,497 182,905
Marcus Corp. (The)*(a) 2,314 36,399
1,543,753

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 7.3%
Acadia Realty Trust 8,032 168,029
Agree Realty Corp. 6,587 447,389
Alexander & Baldwin, Inc. 6,930 146,916
Alexander's, Inc. 189 46,904
American Assets Trust, Inc. 4,733 173,228
Apartment Investment and
Management Co., Class A* 14,115 88,924
Apple Hospitality REIT, Inc. 20,207 357,462
Armada Hoffler Properties, Inc. 5,989 81,151
Ashford Hospitality Trust, Inc.* 1,719 12,119
Braemar Hotels & Resorts, Inc. 5,464 33,112
Brandywine Realty Trust 16,082 187,677
Broadstone Net Lease, Inc. 14,703 304,205
BRT Apartments Corp. 1,127 24,670
CareTrust REIT, Inc. 9,146 148,257
CatchMark Timber Trust, Inc.,
Class A 4,635 38,053
Centerspace 1,367 126,119
Chatham Lodging Trust* 4,758 68,325
City Office REIT, Inc. 4,048 60,072
Clipper Realty, Inc. 1,519 13,565
Community Healthcare Trust,
Inc. 2,343 86,269
Corporate Office Properties
Trust 10,507 280,432
CTO Realty Growth, Inc. 606 38,645
DiamondRock Hospitality Co.* 19,361 205,614
DigitalBridge Group, Inc.* 45,463 316,422
Diversified Healthcare Trust 22,423 50,452
Easterly Government
Properties, Inc. 7,909 150,666
EastGroup Properties, Inc. 3,825 717,187
Empire State Realty Trust,
Inc., Class A 13,552 117,089
Equity Commonwealth* 10,261 268,736
Essential Properties Realty
Trust, Inc. 11,586 278,064
Farmland Partners, Inc. 2,680 39,450
Four Corners Property Trust,
Inc. 7,390 202,929
Franklin Street Properties
Corp. 9,714 50,124
Getty Realty Corp. 3,776 101,612
Gladstone Commercial Corp. 3,638 76,543
Gladstone Land Corp. 2,898 105,487
Global Medical REIT, Inc. 5,727 84,530
Global Net Lease, Inc. 9,977 139,977
Healthcare Realty Trust, Inc. 14,085 381,422
Hersha Hospitality Trust* 2,727 26,670
Independence Realty Trust,
Inc. 20,841 568,126
Indus Realty Trust, Inc. 551 39,369
Industrial Logistics Properties
Trust 6,009 97,105
Innovative Industrial
Properties, Inc. 2,383 344,558
iStar, Inc. 6,134 103,297
Kite Realty Group Trust 20,472 456,526
LTC Properties, Inc. 3,749 123,717
LXP Industrial Trust 26,503 332,613
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Macerich Co. (The) 20,456 256,723
National Health Investors, Inc. 4,146 213,643
National Storage Affiliates
Trust 7,662 433,669
Necessity Retail REIT, Inc.
(The) 11,875 88,706
NETSTREIT Corp. 3,761 81,313
NexPoint Residential Trust,
Inc. 2,116 188,663
Office Properties Income Trust 4,572 98,847
One Liberty Properties, Inc. 1,527 43,749
Outfront Media, Inc. 13,726 351,386
Paramount Group, Inc. 17,693 168,260
Pebblebrook Hotel Trust 12,434 303,638
Phillips Edison & Co., Inc. 10,761 364,367
Physicians Realty Trust 20,641 353,787
Piedmont Office Realty Trust,
Inc., Class A 11,862 190,978
Plymouth Industrial REIT, Inc. 2,991 72,143
Postal Realty Trust, Inc., Class
A 1,142 19,220
PotlatchDeltic Corp. 6,317 349,899
Preferred Apartment
Communities, Inc., Class A 4,951 123,181
PS Business Parks, Inc. 1,922 359,798
Retail Opportunity Investments
Corp. 11,370 211,823
RLJ Lodging Trust 15,821 221,810
RPT Realty 8,009 106,440
Ryman Hospitality Properties,
Inc.* 5,073 474,224
Sabra Health Care REIT, Inc. 21,846 255,161
Safehold, Inc. 1,965 84,593
Saul Centers, Inc. 1,206 62,242
Seritage Growth Properties,
Class A* 3,544 35,086
Service Properties Trust 15,554 126,298
SITE Centers Corp. 16,421 261,094
STAG Industrial, Inc. 16,675 622,311
Summit Hotel Properties, Inc.* 9,803 96,756
Sunstone Hotel Investors, Inc.* 20,448 250,488
Tanger Factory Outlet Centers,
Inc. 9,785 157,832
Terreno Realty Corp. 6,941 504,958
UMH Properties, Inc. 4,059 95,468
Uniti Group, Inc. 18,444 228,521
Universal Health Realty
Income Trust 1,227 61,583
Urban Edge Properties 10,974 205,104
Urstadt Biddle Properties, Inc.,
Class A 2,993 51,929
Veris Residential, Inc.* 8,399 134,468
Washington REIT 8,099 195,105
Whitestone REIT 4,399 53,448
Xenia Hotels & Resorts, Inc.* 10,899 210,242
17,078,762
Food & Staples Retailing 1.3%
Andersons, Inc. (The) 2,967 149,032

82 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Food & Staples Retailing
BJ's Wholesale Club Holdings,
Inc.* 12,927 831,852
Chefs' Warehouse, Inc. (The)* 2,926 107,092
HF Foods Group, Inc.* 3,603 21,041
Ingles Markets, Inc., Class A 1,331 123,943
MedAvail Holdings, Inc.* 1,110 1,843
Natural Grocers by Vitamin
Cottage, Inc. 867 17,678
Performance Food Group Co.* 14,298 704,176
PriceSmart, Inc. 2,220 176,379
Rite Aid Corp.*(a) 5,286 33,672
SpartanNash Co. 3,424 117,375
Sprouts Farmers Market, Inc.* 10,538 314,032
United Natural Foods, Inc.* 5,288 227,014
Village Super Market, Inc.,
Class A 852 19,758
Weis Markets, Inc. 1,559 124,533
2,969,420
Food Products 1.1%
AppHarvest, Inc.*(a) 6,581 27,048
B&G Foods, Inc.(a) 6,070 163,465
Calavo Growers, Inc. 1,637 59,325
Cal-Maine Foods, Inc. 3,861 207,452
Fresh Del Monte Produce, Inc. 3,151 82,084
Hostess Brands, Inc.* 12,843 291,408
J & J Snack Foods Corp. 1,391 208,233
John B Sanfilippo & Son, Inc. 808 62,733
Laird Superfood, Inc.* 637 1,917
Lancaster Colony Corp. 1,816 281,807
Landec Corp.* 2,032 20,218
Limoneira Co. 1,661 19,832
Mission Produce, Inc.* 3,514 44,698
Sanderson Farms, Inc. 1,925 364,537
Seneca Foods Corp., Class A* 660 35,805
Simply Good Foods Co. (The)* 8,143 339,156
Sovos Brands, Inc.* 2,433 36,738
Tattooed Chef, Inc.* 4,431 35,404
Tootsie Roll Industries, Inc. 1,400 49,042
TreeHouse Foods, Inc.* 4,927 155,201
Utz Brands, Inc. 5,587 78,888
Vita Coco Co., Inc. (The)* 1,054 11,446
Vital Farms, Inc.* 2,448 28,152
Whole Earth Brands, Inc.* 3,541 24,468
2,629,057
Gas Utilities 1.2%
Brookfield Infrastructure Corp.,
Class A 5,906 418,854
Chesapeake Utilities Corp. 1,633 204,403
New Jersey Resources Corp. 9,113 393,317
Northwest Natural Holding Co. 2,790 133,446
ONE Gas, Inc. 4,974 419,656
South Jersey Industries, Inc. 9,763 333,797
Southwest Gas Holdings, Inc. 6,218 547,868
Spire, Inc. 4,782 347,890
2,799,231
Health Care Equipment & Supplies 3.3%
Accelerate Diagnostics,
Inc.*(a) 3,444 3,306
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Accuray, Inc.* 9,387 24,969
Acutus Medical, Inc.*(a) 1,469 1,880
Alphatec Holdings, Inc.* 6,694 72,630
AngioDynamics, Inc.* 3,507 73,822
Apyx Medical Corp.*(a) 2,599 9,798
Artivion, Inc.* 3,603 73,105
Asensus Surgical, Inc.* 22,171 10,050
Aspira Women's Health,
Inc.*(a) 6,888 4,384
AtriCure, Inc.* 4,298 223,195
Atrion Corp. 134 83,967
Avanos Medical, Inc.* 4,580 133,553
Axogen, Inc.* 3,771 27,302
Axonics, Inc.* 4,330 224,381
BioLife Solutions, Inc.* 982 12,442
Bioventus, Inc., Class A* 2,744 33,010
Butterfly Network, Inc.*(a) 11,809 39,324
Cardiovascular Systems, Inc.* 3,736 69,863
Cerus Corp.* 15,938 73,634
ClearPoint Neuro, Inc.*(a) 1,783 15,280
CONMED Corp. 2,730 362,981
CryoPort, Inc.*(a) 3,843 86,698
Cue Health, Inc.*(a) 1,379 9,239
Cutera, Inc.* 1,573 85,430
CVRx, Inc.*(a) 777 4,841
CytoSorbents Corp.*(a) 4,346 9,127
DarioHealth Corp.*(a) 1,277 6,334
Eargo, Inc.* 2,881 10,890
Glaukos Corp.* 4,334 204,955
Haemonetics Corp.* 4,825 244,483
Heska Corp.* 899 98,746
Inari Medical, Inc.* 3,286 265,180
Inogen, Inc.* 1,882 47,577
Integer Holdings Corp.* 3,113 234,004
Intersect ENT, Inc.* 3,053 83,561
Invacare Corp.* 3,490 5,793
iRadimed Corp. 520 17,113
iRhythm Technologies, Inc.* 2,762 340,748
Lantheus Holdings, Inc.* 6,395 424,692
LeMaitre Vascular, Inc. 1,747 75,488
LivaNova plc* 5,042 386,520
Meridian Bioscience, Inc.* 4,041 103,409
Merit Medical Systems, Inc.* 4,909 304,407
Mesa Laboratories, Inc. 476 101,688
Natus Medical, Inc.* 3,144 104,601
Neogen Corp.* 10,296 271,814
Neuronetics, Inc.* 2,367 5,775
NeuroPace, Inc.* 660 5,306
Nevro Corp.* 3,243 200,061
NuVasive, Inc.* 4,955 254,885
OraSure Technologies, Inc.*(a) 6,842 42,010
Ortho Clinical Diagnostics
Holdings plc* 11,391 200,596
Orthofix Medical, Inc.* 1,884 58,404
OrthoPediatrics Corp.* 1,320 59,506
Outset Medical, Inc.* 4,481 156,297
Paragon 28, Inc.*(a) 857 15,400
PAVmed, Inc.*(a) 6,436 8,174
PROCEPT BioRobotics Corp.* 684 24,323
Pulmonx Corp.*(a) 2,633 63,455

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Pulse Biosciences, Inc.* 1,452 3,630
Quotient Ltd.* 7,746 4,469
Retractable Technologies,
Inc.*(a) 1,297 4,968
RxSight, Inc.* 796 9,767
SeaSpine Holdings Corp.* 3,203 29,820
Senseonics Holdings, Inc.*(a) 41,335 57,869
Shockwave Medical, Inc.* 3,178 480,291
SI-BONE, Inc.* 2,966 59,261
Sientra, Inc.*(a) 5,294 7,517
Sight Sciences, Inc.* 2,106 14,700
Silk Road Medical, Inc.* 3,284 115,104
STAAR Surgical Co.* 4,552 259,874
Stereotaxis, Inc.*(a) 4,636 11,590
Surmodics, Inc.* 1,282 49,562
Tactile Systems Technology,
Inc.* 1,898 32,038
Talis Biomedical Corp.* 1,317 1,383
TransMedics Group, Inc.* 2,599 54,475
Treace Medical Concepts,
Inc.*(a) 2,844 55,742
UFP Technologies, Inc.* 662 45,460
Utah Medical Products, Inc. 343 29,014
Vapotherm, Inc.* 2,035 9,035
Varex Imaging Corp.* 3,650 72,453
ViewRay, Inc.* 13,646 36,435
Zynex, Inc.(a) 2,132 13,581
7,652,444
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.* 11,049 77,895
Accolade, Inc.* 4,603 25,593
AdaptHealth Corp.* 6,854 86,772
Addus HomeCare Corp.* 1,497 126,167
Agiliti, Inc.* 2,111 41,671
AirSculpt Technologies, Inc.* 628 6,575
Alignment Healthcare, Inc.* 7,503 72,104
AMN Healthcare Services,
Inc.* 4,428 432,837
Apollo Medical Holdings, Inc.* 3,599 131,292
Aveanna Healthcare Holdings,
Inc.* 3,656 10,676
Biodesix, Inc.* 1,164 1,874
Brookdale Senior Living, Inc.* 17,843 110,270
Castle Biosciences, Inc.* 2,019 45,104
Community Health Systems,
Inc.* 11,774 90,307
CorVel Corp.* 840 130,267
Covetrus, Inc.* 9,807 135,337
Cross Country Healthcare,
Inc.* 3,257 61,036
Ensign Group, Inc. (The) 4,964 398,758
Fulgent Genetics, Inc.* 1,996 109,540
Hanger, Inc.* 3,555 58,444
HealthEquity, Inc.* 7,738 482,232
InfuSystem Holdings, Inc.* 1,303 10,333
Innovage Holding Corp.*(a) 1,737 7,973
Invitae Corp.*(a) 19,318 102,579
Joint Corp. (The)* 1,297 39,584
LHC Group, Inc.* 2,882 477,980
Common Stocks
Shares Value ($)
Health Care Providers & Services
LifeStance Health Group,
Inc.*(a) 6,778 45,887
MEDNAX, Inc.* 7,311 135,400
ModivCare, Inc.* 1,193 124,036
National HealthCare Corp. 1,187 80,787
National Research Corp. 1,401 48,054
Ontrak, Inc.* 799 951
Option Care Health, Inc.* 14,991 447,931
Owens & Minor, Inc. 6,799 241,297
Patterson Cos., Inc. 8,078 248,560
Pennant Group, Inc. (The)* 2,429 39,811
PetIQ, Inc.* 2,580 51,342
Privia Health Group, Inc.* 3,953 86,926
Progyny, Inc.* 6,129 235,660
R1 RCM, Inc.* 11,363 255,895
RadNet, Inc.* 4,345 84,727
Select Medical Holdings Corp. 10,341 233,810
Sharps Compliance Corp.*(a) 1,434 6,195
Surgery Partners, Inc.* 3,250 166,270
Tenet Healthcare Corp.* 10,055 729,088
Tivity Health, Inc.* 4,158 133,597
US Physical Therapy, Inc. 1,226 127,222
Viemed Healthcare, Inc.*(a) 3,627 18,062
6,814,708
Health Care Technology 1.0%
Allscripts Healthcare Solutions,
Inc.* 11,692 241,557
American Well Corp., Class A* 17,272 54,061
Computer Programs &
Systems, Inc.* 1,315 41,975
Convey Health Solutions
Holdings, Inc.* 1,287 6,551
Evolent Health, Inc., Class A* 7,624 209,812
Forian, Inc.*(a) 1,720 5,848
Health Catalyst, Inc.* 4,999 83,183
HealthStream, Inc.* 2,396 45,764
iCAD, Inc.*(a) 2,093 7,535
Inspire Medical Systems, Inc.* 2,542 523,042
Multiplan Corp.* 30,760 136,267
NantHealth, Inc.*(a) 2,484 1,750
NextGen Healthcare, Inc.* 5,322 100,320
Omnicell, Inc.* 4,129 450,763
OptimizeRx Corp.* 1,677 47,140
Phreesia, Inc.* 4,736 108,360
Schrodinger, Inc.* 4,294 106,148
Simulations Plus, Inc.(a) 1,449 67,610
Tabula Rasa HealthCare,
Inc.*(a) 2,169 7,309
2,244,995
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 5,387 63,728
Bally's Corp.* 3,094 92,325
Biglari Holdings, Inc., Class B* 64 8,729
BJ's Restaurants, Inc.* 2,108 58,581
Bloomin' Brands, Inc.(a) 8,473 186,321
Bluegreen Vacations Holding
Corp. 1,290 33,927
Brinker International, Inc.*(a) 4,177 151,750
Carrols Restaurant Group, Inc. 3,655 5,848

84 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Century Casinos, Inc.* 2,834 29,672
Cheesecake Factory, Inc.
(The)* 4,262 157,310
Chuy's Holdings, Inc.* 1,758 43,968
Cracker Barrel Old Country
Store, Inc.(a) 2,269 251,836
Dave & Buster's
Entertainment, Inc.* 4,096 186,368
Denny's Corp.* 5,803 74,394
Dine Brands Global, Inc. 1,559 111,765
Drive Shack, Inc.*(a) 7,828 9,628
El Pollo Loco Holdings, Inc.* 1,956 20,831
Esports Technologies, Inc.*(a) 1,044 3,811
Everi Holdings, Inc.* 8,172 141,866
F45 Training Holdings, Inc.* 2,992 26,300
Fiesta Restaurant Group, Inc.* 1,831 12,451
First Watch Restaurant Group,
Inc.*(a) 1,038 13,494
Full House Resorts, Inc.* 3,100 28,055
GAN Ltd.* 3,945 14,715
Golden Entertainment, Inc.* 1,642 78,750
Golden Nugget Online
Gaming, Inc.* 3,763 18,853
Hall of Fame Resort &
Entertainment Co.*(a) 5,210 4,311
Hilton Grand Vacations, Inc.* 8,070 377,918
International Game
Technology plc 9,307 203,172
Jack in the Box, Inc.(a) 1,996 165,189
Krispy Kreme, Inc.(a) 8,028 106,612
Kura Sushi USA, Inc., Class
A*(a) 314 15,756
Life Time Group Holdings,
Inc.*(a) 3,680 52,624
Light & Wonder, Inc.* 9,080 509,025
Lindblad Expeditions Holdings,
Inc.* 2,806 42,960
Monarch Casino & Resort,
Inc.* 1,231 86,355
Nathan's Famous, Inc. 305 14,448
NEOGAMES SA* 989 12,926
Noodles & Co.* 3,955 22,029
ONE Group Hospitality, Inc.
(The)* 1,852 17,242
Papa John's International, Inc. 3,164 288,082
PlayAGS, Inc.* 2,786 18,388
Portillo's, Inc., Class A*(a) 2,225 46,347
RCI Hospitality Holdings, Inc. 740 45,850
Red Robin Gourmet Burgers,
Inc.* 1,590 20,972
Red Rock Resorts, Inc., Class
A 5,062 222,526
Rush Street Interactive, Inc.* 4,959 31,490
Ruth's Hospitality Group, Inc. 3,016 63,246
SeaWorld Entertainment, Inc.* 4,748 320,205
Shake Shack, Inc., Class A* 3,530 204,140
Sweetgreen, Inc., Class A* 1,163 31,401
Target Hospitality Corp.* 2,500 15,650
Texas Roadhouse, Inc. 6,602 543,543
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop, Inc. 2,807 257,570
Xponential Fitness, Inc., Class
A* 878 18,192
5,583,445
Household Durables 1.7%
Aterian, Inc.*(a) 1,875 9,619
Bassett Furniture Industries,
Inc. 882 14,606
Beazer Homes USA, Inc.* 2,931 44,200
Cavco Industries, Inc.* 875 206,719
Century Communities, Inc. 2,875 151,570
Ethan Allen Interiors, Inc. 2,155 51,160
Flexsteel Industries, Inc. 629 13,643
GoPro, Inc., Class A* 12,312 109,823
Green Brick Partners, Inc.* 2,913 57,386
Hamilton Beach Brands
Holding Co., Class A 704 6,590
Helen of Troy Ltd.* 2,273 487,581
Hooker Furnishings Corp.(a) 1,149 19,372
Hovnanian Enterprises, Inc.,
Class A* 485 22,320
Installed Building Products,
Inc. 2,258 181,701
iRobot Corp.*(a) 2,566 129,968
KB Home 7,601 246,500
Landsea Homes Corp.*(a) 1,027 8,555
La-Z-Boy, Inc. 4,053 106,513
Legacy Housing Corp.* 564 9,881
LGI Homes, Inc.* 2,066 193,605
Lifetime Brands, Inc. 1,270 16,027
Lovesac Co. (The)*(a) 1,259 55,195
M/I Homes, Inc.* 2,700 119,556
MDC Holdings, Inc. 5,409 199,646
Meritage Homes Corp.* 3,453 285,045
Purple Innovation, Inc.*(a) 5,433 22,384
Skyline Champion Corp.* 5,025 256,476
Snap One Holdings Corp.* 1,253 14,973
Sonos, Inc.* 12,095 276,008
Taylor Morrison Home Corp.* 11,175 292,673
Traeger, Inc.*(a) 2,128 12,747
Tri Pointe Homes, Inc.* 10,409 215,154
Tupperware Brands Corp.* 4,685 82,362
Universal Electronics, Inc.* 1,214 35,813
VOXX International Corp.* 1,475 11,166
Vuzix Corp.*(a) 5,561 28,750
Weber, Inc., Class A(a) 1,605 14,092
4,009,379
Household Products 0.3%
Central Garden & Pet Co.* 924 40,462
Central Garden & Pet Co.,
Class A* 3,835 158,692
Energizer Holdings, Inc. 6,295 190,675
Oil-Dri Corp. of America 538 13,423
WD-40 Co. 1,270 233,655
636,907
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 3,334 94,752

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C 7,776 237,402
Ormat Technologies, Inc. 4,214 327,428
Sunnova Energy International,
Inc.* 8,231 142,149
801,731
Insurance 2.0%
Ambac Financial Group, Inc.* 4,312 33,332
American Equity Investment
Life Holding Co. 7,912 298,441
American National Group, Inc. 706 133,159
AMERISAFE, Inc. 1,841 85,330
Argo Group International
Holdings Ltd. 3,004 128,571
Bright Health Group, Inc.*(a) 24,404 43,927
BRP Group, Inc., Class A* 4,598 106,306
Citizens, Inc.*(a) 5,129 15,336
CNO Financial Group, Inc. 11,331 273,530
Crawford & Co., Class A 1,679 13,096
Donegal Group, Inc., Class A 1,195 16,168
eHealth, Inc.* 2,314 18,628
Employers Holdings, Inc. 2,699 106,179
Enstar Group Ltd.* 1,159 273,234
Genworth Financial, Inc.,
Class A* 48,050 178,265
Goosehead Insurance, Inc.,
Class A 1,729 99,400
Greenlight Capital Re Ltd.,
Class A* 2,858 19,663
HCI Group, Inc. 537 34,416
Heritage Insurance Holdings,
Inc. 2,629 11,200
Horace Mann Educators Corp. 3,954 157,567
Investors Title Co. 135 25,333
James River Group Holdings
Ltd. 2,974 70,513
Kinsale Capital Group, Inc. 2,017 447,149
Maiden Holdings Ltd.* 6,587 14,623
MBIA, Inc.* 4,444 53,506
MetroMile, Inc.* 9,211 9,040
National Western Life Group,
Inc., Class A 243 48,299
NI Holdings, Inc.* 857 13,583
Palomar Holdings, Inc.* 2,329 126,814
ProAssurance Corp. 5,093 125,135
RLI Corp. 3,774 433,180
Safety Insurance Group, Inc. 1,372 118,047
Selective Insurance Group,
Inc. 5,605 461,628
Selectquote, Inc.*(a) 12,915 26,605
SiriusPoint Ltd.* 8,441 53,009
Stewart Information Services
Corp. 2,529 130,496
Tiptree, Inc. 2,044 23,772
Trean Insurance Group, Inc.* 1,839 9,232
Trupanion, Inc.* 3,567 226,933
United Fire Group, Inc. 1,888 55,299
United Insurance Holdings
Corp. 2,059 4,715
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 2,267 28,473
4,551,132
Interactive Media & Services 0.5%
Cargurus, Inc.* 9,004 294,251
Cars.com, Inc.* 6,546 72,791
Eventbrite, Inc., Class A* 7,312 77,361
EverQuote, Inc., Class A* 1,856 25,761
fuboTV, Inc.*(a) 12,777 48,425
Liberty TripAdvisor Holdings,
Inc., Class A* 7,531 11,296
MediaAlpha, Inc., Class A* 2,082 30,689
Outbrain, Inc.* 2,290 20,610
QuinStreet, Inc.* 4,288 40,779
TrueCar, Inc.* 8,503 30,441
Yelp, Inc.* 6,845 222,668
Ziff Davis, Inc.* 4,099 362,188
1,237,260
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A* 2,631 26,836
1stdibs.com, Inc.*(a) 644 4,869
aka Brands Holding Corp.*(a) 912 3,219
CarParts.com, Inc.* 4,490 26,895
Duluth Holdings, Inc., Class B* 1,128 13,818
Groupon, Inc.* 2,102 41,010
Lands' End, Inc.* 1,408 19,740
Liquidity Services, Inc.* 2,163 31,191
Lulu's Fashion Lounge
Holdings, Inc.*(a) 555 5,350
Overstock.com, Inc.*(a) 3,948 132,495
PetMed Express, Inc.(a) 1,978 43,318
Porch Group, Inc.* 7,274 26,914
Quotient Technology, Inc.* 8,964 47,599
RealReal, Inc. (The)* 7,451 40,384
Rent the Runway, Inc., Class
A*(a) 1,623 10,290
Revolve Group, Inc.* 3,434 145,121
Shutterstock, Inc. 2,240 169,613
Stitch Fix, Inc., Class A* 7,702 73,169
Xometry, Inc., Class A* 2,327 76,372
938,203
IT Services 1.5%
BigCommerce Holdings, Inc.,
Series 1* 4,575 81,755
Brightcove, Inc.* 4,060 28,623
Cantaloupe, Inc.* 5,521 30,200
Cass Information Systems,
Inc. 1,255 48,581
Conduent, Inc.* 16,082 90,542
CSG Systems International,
Inc. 3,081 189,389
DigitalOcean Holdings, Inc.* 4,853 191,354
EVERTEC, Inc. 5,793 228,244
Evo Payments, Inc., Class A* 4,434 99,898
ExlService Holdings, Inc.* 3,097 421,657
Flywire Corp.* 5,301 161,734
GreenBox POS*(a) 1,646 5,942

86 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
IT Services
Grid Dynamics Holdings, Inc.* 4,349 60,538
Hackett Group, Inc. (The) 2,349 55,178
I3 Verticals, Inc., Class A* 2,003 54,982
IBEX Holdings Ltd.* 552 8,550
International Money Express,
Inc.* 2,896 57,544
Limelight Networks, Inc.* 10,681 38,131
LiveRamp Holdings, Inc.* 6,340 198,569
MAXIMUS, Inc. 5,765 420,153
MoneyGram International,
Inc.* 8,246 83,532
Paya Holdings, Inc.* 7,790 39,651
Perficient, Inc.* 3,113 309,463
Priority Technology Holdings,
Inc.* 732 3,514
Rackspace Technology,
Inc.*(a) 5,096 50,399
Remitly Global, Inc.* 1,161 12,887
Repay Holdings Corp.* 8,284 110,840
StarTek, Inc.* 1,992 7,470
TTEC Holdings, Inc. 1,752 129,315
Tucows, Inc., Class A*(a) 959 55,258
Unisys Corp.* 6,278 89,210
Verra Mobility Corp.* 14,353 201,373
3,564,476
Leisure Products 0.5%
Acushnet Holdings Corp. 3,249 132,364
American Outdoor Brands,
Inc.* 1,410 17,766
AMMO, Inc.*(a) 8,211 33,255
Callaway Golf Co.* 11,070 242,876
Clarus Corp. 2,530 56,545
Escalade, Inc. 1,062 13,965
Genius Brands International,
Inc.*(a) 26,744 18,988
Johnson Outdoors, Inc., Class
A 496 37,934
Latham Group, Inc.* 4,039 48,468
Malibu Boats, Inc., Class A* 2,001 100,630
Marine Products Corp. 694 8,148
MasterCraft Boat Holdings,
Inc.* 1,622 39,042
Nautilus, Inc.* 2,823 8,497
Smith & Wesson Brands, Inc. 4,522 62,087
Solo Brands, Inc., Class A*(a) 1,108 6,615
Sturm Ruger & Co., Inc. 1,628 110,948
Vista Outdoor, Inc.* 5,324 187,565
1,125,693
Life Sciences Tools & Services 0.5%
Absci Corp.*(a) 5,243 30,986
Akoya Biosciences, Inc.* 1,283 12,073
Alpha Teknova, Inc.* 657 7,378
Berkeley Lights, Inc.*(a) 4,899 24,373
Bionano Genomics, Inc.*(a) 27,903 45,482
ChromaDex Corp.*(a) 4,369 8,257
Codex DNA, Inc.*(a) 742 2,745
Codexis, Inc.* 5,840 70,255
Cytek Biosciences, Inc.*(a) 9,200 86,940
Harvard Bioscience, Inc.* 3,924 20,483
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Inotiv, Inc.*(a) 1,414 20,149
MaxCyte, Inc.* 9,076 50,281
Medpace Holdings, Inc.* 2,734 365,180
NanoString Technologies, Inc.* 4,336 81,430
NeoGenomics, Inc.* 10,904 103,043
Pacific Biosciences of
California, Inc.* 18,008 114,171
Personalis, Inc.* 3,373 18,889
Quanterix Corp.* 2,924 64,884
Rapid Micro Biosystems, Inc.,
Class A* 754 4,396
Seer, Inc.*(a) 3,925 28,574
Singular Genomics Systems,
Inc.*(a) 4,442 18,168
Standard BioTools, Inc.*(a) 7,727 20,477
1,198,614
Machinery 3.5%
AgEagle Aerial Systems,
Inc.*(a) 6,324 5,098
Alamo Group, Inc. 951 120,244
Albany International Corp.,
Class A 2,916 228,090
Altra Industrial Motion Corp. 6,197 241,683
Astec Industries, Inc. 2,172 84,925
Barnes Group, Inc. 4,529 152,084
Blue Bird Corp.*(a) 1,550 24,846
Chart Industries, Inc.* 3,431 579,221
CIRCOR International, Inc.* 1,745 34,289
Columbus McKinnon Corp. 2,638 93,517
Commercial Vehicle Group,
Inc.* 3,037 21,806
Desktop Metal, Inc., Class
A*(a) 17,381 61,007
Douglas Dynamics, Inc. 2,141 66,285
Energy Recovery, Inc.* 3,996 74,006
Enerpac Tool Group Corp. 5,770 115,862
EnPro Industries, Inc. 1,956 182,319
ESCO Technologies, Inc. 2,424 151,379
Evoqua Water Technologies
Corp.* 10,914 455,005
Federal Signal Corp. 5,764 196,149
Franklin Electric Co., Inc. 4,345 303,889
Gorman-Rupp Co. (The) 2,152 68,563
Greenbrier Cos., Inc. (The) 2,954 126,165
Helios Technologies, Inc. 3,070 206,243
Hillenbrand, Inc. 6,818 278,311
Hydrofarm Holdings Group,
Inc.*(a) 3,672 35,068
Hyliion Holdings Corp.* 11,109 35,660
Hyster-Yale Materials
Handling, Inc. 947 29,092
Ideanomics, Inc.*(a) 42,044 30,238
John Bean Technologies Corp. 2,944 347,068
Kadant, Inc. 1,086 200,910
Kennametal, Inc. 7,996 205,737
Lindsay Corp. 1,033 139,610
Luxfer Holdings plc 2,323 37,493
Manitowoc Co., Inc. (The)* 3,253 43,070
Mayville Engineering Co., Inc.* 801 6,632

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Machinery
Meritor, Inc.* 6,490 233,056
Miller Industries, Inc. 1,051 28,177
Mueller Industries, Inc. 5,325 288,349
Mueller Water Products, Inc.,
Class A 15,003 180,486
Nikola Corp.*(a) 21,882 157,113
NN, Inc.* 4,396 13,320
Omega Flex, Inc. 304 33,744
Park-Ohio Holdings Corp. 806 7,730
Proto Labs, Inc.* 2,658 113,257
RBC Bearings, Inc.* 2,637 443,939
REV Group, Inc. 2,812 33,519
Shyft Group, Inc. (The) 3,333 84,892
SPX Corp.* 4,156 174,136
Standex International Corp. 1,141 107,300
Tennant Co. 1,766 114,048
Terex Corp. 6,545 222,530
Titan International, Inc.* 4,784 66,306
Trinity Industries, Inc. 7,184 199,284
Wabash National Corp. 4,876 69,776
Watts Water Technologies,
Inc., Class A 2,588 329,866
Welbilt, Inc.* 12,178 287,644
8,170,036
Marine 0.2%
Costamare, Inc. 5,014 67,238
Eagle Bulk Shipping, Inc.(a) 875 54,460
Genco Shipping & Trading Ltd. 3,044 67,059
Matson, Inc. 3,889 334,532
Safe Bulkers, Inc. 5,545 22,790
546,079
Media 1.0%
Advantage Solutions, Inc.* 7,239 36,412
AMC Networks, Inc., Class A* 2,777 90,614
Audacy, Inc.* 12,043 30,589
Boston Omaha Corp., Class A* 1,949 40,617
Cardlytics, Inc.* 3,087 105,359
Clear Channel Outdoor
Holdings, Inc.* 34,415 84,661
comScore, Inc.* 6,365 12,857
Daily Journal Corp.* 102 26,229
Emerald Holding, Inc.* 2,575 6,927
Entravision Communications
Corp., Class A 5,926 30,637
EW Scripps Co. (The), Class
A* 5,372 88,423
Fluent, Inc.*(a) 4,414 5,915
Gannett Co., Inc.* 13,690 54,897
Gray Television, Inc. 8,098 149,975
Hemisphere Media Group,
Inc.* 1,673 6,508
iHeartMedia, Inc., Class A* 10,613 169,702
Integral Ad Science Holding
Corp.* 3,038 35,879
John Wiley & Sons, Inc., Class
A 4,089 208,089
Magnite, Inc.* 12,419 119,843
National CineMedia, Inc.(a) 6,183 13,665
Scholastic Corp. 2,448 90,209
Common Stocks
Shares Value ($)
Media
Sinclair Broadcast Group, Inc.,
Class A 4,393 97,700
Stagwell, Inc.* 5,922 40,151
TechTarget, Inc.* 2,499 168,208
TEGNA, Inc. 20,860 459,963
Thryv Holdings, Inc.* 614 15,860
WideOpenWest, Inc.* 4,967 99,588
2,289,477
Metals & Mining 1.5%
Allegheny Technologies, Inc.* 12,071 328,090
Arconic Corp.* 10,219 257,110
Carpenter Technology Corp. 4,515 172,383
Century Aluminum Co.*(a) 4,849 81,803
Coeur Mining, Inc.* 24,465 88,808
Commercial Metals Co. 11,276 462,316
Compass Minerals
International, Inc. 3,271 193,414
Constellium SE* 11,885 198,361
Gatos Silver, Inc.* 4,376 14,791
Haynes International, Inc. 1,240 48,459
Hecla Mining Co. 50,001 260,505
Kaiser Aluminum Corp. 1,498 144,557
Materion Corp. 1,931 164,425
MP Materials Corp.* 7,256 276,018
Novagold Resources, Inc.* 22,478 139,813
Olympic Steel, Inc. 906 31,103
Perpetua Resources Corp.* 2,539 8,963
PolyMet Mining Corp.* 2,809 8,848
Ryerson Holding Corp. 1,360 50,062
Schnitzer Steel Industries,
Inc., Class A 2,505 114,303
SunCoke Energy, Inc. 7,952 66,161
TimkenSteel Corp.* 4,308 89,046
Warrior Met Coal, Inc. 4,878 166,193
Worthington Industries, Inc. 3,160 150,321
3,515,853
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc. 1,186 18,988
Angel Oak Mortgage, Inc. 695 11,231
Apollo Commercial Real
Estate Finance, Inc. 13,299 160,120
Arbor Realty Trust, Inc. 13,766 235,399
Ares Commercial Real Estate
Corp. 4,149 62,525
ARMOUR Residential REIT,
Inc. 8,514 62,493
Blackstone Mortgage Trust,
Inc., Class A 14,805 444,742
BrightSpire Capital, Inc. 8,075 68,637
Broadmark Realty Capital, Inc. 11,549 90,198
Chimera Investment Corp. 22,389 224,338
Dynex Capital, Inc. 3,414 55,409
Ellington Financial, Inc. 5,150 83,378
Franklin BSP Realty Trust, Inc. 3,442 45,641
Granite Point Mortgage Trust,
Inc. 4,847 47,161
Great Ajax Corp. 1,992 18,546

88 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,232 289,208
Invesco Mortgage Capital, Inc. 27,779 48,335
KKR Real Estate Finance
Trust, Inc. 3,380 64,220
Ladder Capital Corp. 11,020 125,518
MFA Financial, Inc. 10,488 149,454
New York Mortgage Trust, Inc. 36,726 118,258
Orchid Island Capital, Inc. 12,999 36,137
PennyMac Mortgage
Investment Trust 9,243 141,788
Ready Capital Corp. 5,564 81,067
Redwood Trust, Inc. 10,844 105,187
TPG RE Finance Trust, Inc. 5,690 60,029
Two Harbors Investment Corp. 32,912 158,307
3,006,314
Multiline Retail 0.4%
Big Lots, Inc. 2,939 90,815
Dillard's, Inc., Class A(a) 512 155,551
Franchise Group, Inc. 2,685 100,123
Macy's, Inc. 28,446 687,540
1,034,029
Multi-Utilities 0.5%
Avista Corp. 6,771 274,699
Black Hills Corp. 6,036 442,077
NorthWestern Corp. 5,053 286,455
Unitil Corp. 1,492 76,092
1,079,323
Oil, Gas & Consumable Fuels 5.8%
Aemetis, Inc.* 2,639 24,094
Alto Ingredients, Inc.*(a) 6,777 39,103
Antero Resources Corp.* 27,085 953,392
Arch Resources, Inc.(a) 1,433 238,423
Berry Corp. 6,253 68,595
Brigham Minerals, Inc., Class
A 4,320 107,050
California Resources Corp. 7,759 311,989
Callon Petroleum Co.* 4,547 233,125
Centennial Resource
Development, Inc., Class A* 17,158 132,803
Centrus Energy Corp., Class
A*(a) 895 24,845
Chesapeake Energy Corp. 9,926 814,131
Civitas Resources, Inc. 4,157 243,683
Clean Energy Fuels Corp.*(a) 14,836 86,939
CNX Resources Corp.* 18,968 389,792
Comstock Resources, Inc.* 8,678 147,786
CONSOL Energy, Inc.* 3,276 155,774
Crescent Energy, Inc., Class A 2,905 45,638
CVR Energy, Inc. 2,830 70,948
Delek US Holdings, Inc.* 6,222 150,572
Denbury, Inc.* 4,711 301,410
DHT Holdings, Inc. 13,721 77,112
Dorian LPG Ltd. 2,831 41,672
Earthstone Energy, Inc., Class
A*(a) 2,380 32,106
Energy Fuels, Inc.* 14,527 109,098
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Equitrans Midstream Corp. 39,117 307,460
Falcon Minerals Corp. 3,994 27,159
Frontline Ltd.*(a) 11,319 94,287
Gevo, Inc.*(a) 19,704 73,102
Golar LNG Ltd.* 9,354 208,781
Green Plains, Inc.*(a) 3,466 97,291
HighPeak Energy, Inc. 490 13,382
International Seaways, Inc. 4,517 95,444
Kinetik Holdings, Inc. 309 21,985
Kosmos Energy Ltd.* 42,914 290,099
Laredo Petroleum, Inc.* 1,192 84,882
Magnolia Oil & Gas Corp.,
Class A 13,793 320,549
Matador Resources Co. 10,444 509,876
Murphy Oil Corp. 13,887 528,817
Nordic American Tankers Ltd.
(a) 15,263 39,073
Northern Oil and Gas, Inc. 5,764 143,985
Oasis Petroleum, Inc. 1,851 245,554
Ovintiv, Inc. 24,722 1,265,519
Par Pacific Holdings, Inc.* 4,279 62,773
PBF Energy, Inc., Class A* 8,972 260,726
PDC Energy, Inc. 9,190 640,911
Peabody Energy Corp.* 8,513 192,734
Petrocorp, Inc.*^∞ 1,500 0
Range Resources Corp.* 22,566 675,626
Ranger Oil Corp.* 2,030 64,656
Renewable Energy Group,
Inc.* 4,260 260,116
REX American Resources
Corp.* 542 45,869
Riley Exploration Permian, Inc. 998 23,184
Scorpio Tankers, Inc. 4,622 114,302
SFL Corp. Ltd. 11,729 116,352
SM Energy Co. 11,315 402,022
Southwestern Energy Co.* 95,546 716,595
Talos Energy, Inc.* 3,494 63,486
Teekay Corp.*(a) 6,581 21,322
Teekay Tankers Ltd., Class A* 2,260 36,183
Tellurian, Inc.*(a) 34,424 171,432
Uranium Energy Corp.*(a) 24,506 104,150
Ur-Energy, Inc.*(a) 17,145 23,660
W&T Offshore, Inc.* 9,549 45,453
Whiting Petroleum Corp. 3,733 272,696
World Fuel Services Corp. 5,966 144,497
13,626,070
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,645 54,466
Glatfelter Corp. 3,882 42,702
Neenah, Inc. 1,527 54,056
Schweitzer-Mauduit
International, Inc. 2,994 75,329
226,553
Personal Products 0.6%
Beauty Health Co. (The)*(a) 8,227 107,774
BellRing Brands, Inc.* 10,716 229,644
Edgewell Personal Care Co. 5,147 196,307
elf Beauty, Inc.* 4,619 112,380
Honest Co., Inc. (The)* 8,045 31,858

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Personal Products
Inter Parfums, Inc. 1,708 139,595
Medifast, Inc. 1,081 192,807
Nature's Sunshine Products,
Inc.* 1,134 18,779
NewAge, Inc.*(a) 13,931 5,517
Nu Skin Enterprises, Inc.,
Class A 4,710 200,834
Revlon, Inc., Class A* 644 3,941
USANA Health Sciences, Inc.* 1,140 87,393
Veru, Inc.* 5,621 65,878
1,392,707
Pharmaceuticals 1.5%
9 Meters Biopharma, Inc.* 20,137 8,413
Aclaris Therapeutics, Inc.* 4,811 59,272
Aerie Pharmaceuticals, Inc.* 4,306 30,616
Amneal Pharmaceuticals, Inc.* 10,204 39,387
Amphastar Pharmaceuticals,
Inc.* 3,414 121,095
Ampio Pharmaceuticals, Inc.* 18,023 4,149
Amylyx Pharmaceuticals, Inc.* 904 8,136
Angion Biomedica Corp.*(a) 2,053 2,566
ANI Pharmaceuticals, Inc.* 1,046 30,867
Antares Pharma, Inc.* 16,564 92,179
Arvinas, Inc.* 4,397 241,703
Atea Pharmaceuticals, Inc.*(a) 6,120 35,924
Athira Pharma, Inc.* 3,056 31,446
Axsome Therapeutics, Inc.* 2,670 84,772
Cara Therapeutics, Inc.*(a) 4,282 37,339
Cassava Sciences, Inc.*(a) 3,625 75,654
CinCor Pharma, Inc.*(a) 1,094 26,026
Citius Pharmaceuticals,
Inc.*(a) 10,759 10,867
Collegium Pharmaceutical,
Inc.* 3,301 53,146
Corcept Therapeutics, Inc.* 8,243 177,307
CorMedix, Inc.*(a) 3,326 11,441
Cymabay Therapeutics, Inc.* 6,896 15,654
DICE Therapeutics, Inc.*(a) 1,317 26,761
Durect Corp.*(a) 23,134 10,410
Edgewise Therapeutics, Inc.* 3,659 29,199
Endo International plc* 21,775 43,550
Esperion Therapeutics, Inc.*(a) 5,447 30,939
Evolus, Inc.*(a) 3,056 34,197
EyePoint Pharmaceuticals,
Inc.*(a) 2,002 22,623
Fulcrum Therapeutics, Inc.* 2,513 24,175
Harmony Biosciences
Holdings, Inc.* 2,118 95,395
Ikena Oncology, Inc.*(a) 2,620 10,166
Innoviva, Inc.* 4,090 69,775
Intra-Cellular Therapies, Inc.* 7,497 379,423
Kala Pharmaceuticals, Inc.*(a) 4,108 2,668
KemPharm, Inc.*(a) 2,708 12,105
Landos Biopharma, Inc.*(a) 607 580
Marinus Pharmaceuticals, Inc.* 3,500 23,170
Mind Medicine MindMed, Inc.* 34,342 27,474
NGM Biopharmaceuticals,
Inc.* 3,048 38,039
Nuvation Bio, Inc.* 15,033 70,054
Common Stocks
Shares Value ($)
Pharmaceuticals
Ocular Therapeutix, Inc.* 7,507 26,800
Omeros Corp.*(a) 5,569 19,324
Oramed Pharmaceuticals,
Inc.*(a) 2,870 14,752
Pacira BioSciences, Inc.* 4,224 314,984
Paratek Pharmaceuticals,
Inc.*(a) 4,557 10,071
Phathom Pharmaceuticals,
Inc.* 1,919 24,832
Phibro Animal Health Corp.,
Class A 2,135 38,409
Pliant Therapeutics, Inc.* 2,454 14,380
Prestige Consumer
Healthcare, Inc.* 4,779 261,220
Provention Bio, Inc.*(a) 5,449 24,466
Rain Therapeutics, Inc.*(a) 1,522 6,042
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,690 68,272
Relmada Therapeutics, Inc.* 2,342 58,808
Revance Therapeutics, Inc.* 6,651 108,943
Seelos Therapeutics, Inc.*(a) 7,183 4,453
SIGA Technologies, Inc.* 4,614 31,698
Supernus Pharmaceuticals,
Inc.* 4,656 129,902
Tarsus Pharmaceuticals, Inc.* 516 9,448
Terns Pharmaceuticals,
Inc.*(a) 1,886 3,018
TherapeuticsMD, Inc.* 34,406 6,940
Theravance Biopharma, Inc.* 5,399 52,100
Theseus Pharmaceuticals,
Inc.* 1,101 8,995
Ventyx Biosciences, Inc.* 988 14,356
Verrica Pharmaceuticals,
Inc.*(a) 1,326 8,712
WaVe Life Sciences Ltd.*(a) 3,344 6,521
3,416,108
Professional Services 1.9%
Acacia Research Corp.* 4,922 23,084
ASGN, Inc.* 4,798 544,333
Atlas Technical Consultants,
Inc.* 1,304 15,778
Barrett Business Services, Inc. 715 51,459
CBIZ, Inc.* 4,632 194,035
CRA International, Inc. 674 55,517
Exponent, Inc. 4,879 467,457
First Advantage Corp.* 5,206 90,376
Forrester Research, Inc.* 1,137 63,320
Franklin Covey Co.* 1,259 50,448
Heidrick & Struggles
International, Inc. 1,849 59,094
HireQuest, Inc.(a) 475 7,895
HireRight Holdings Corp.* 2,121 36,672
Huron Consulting Group, Inc.* 2,006 103,871
ICF International, Inc. 1,769 174,795
Insperity, Inc. 3,475 368,524
KBR, Inc.(a) 13,336 656,531
Kelly Services, Inc., Class A 3,187 61,477
Kforce, Inc. 1,938 135,757
Korn Ferry 5,153 316,600

90 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
ManTech International Corp.,
Class A 2,589 208,000
Mistras Group, Inc.* 1,957 11,135
Resources Connection, Inc. 2,989 51,381
Sterling Check Corp.*(a) 1,568 40,737
TriNet Group, Inc.* 3,841 340,697
TrueBlue, Inc.* 3,325 85,020
Upwork, Inc.* 11,223 235,346
Willdan Group, Inc.* 1,086 29,192
4,478,531
Real Estate Management & Development 0.6%
Cushman & Wakefield plc* 13,270 237,533
Douglas Elliman, Inc. 6,899 41,808
eXp World Holdings, Inc.(a) 6,084 81,465
Fathom Holdings, Inc.*(a) 528 3,918
Forestar Group, Inc.* 1,740 28,379
FRP Holdings, Inc.* 633 35,771
Kennedy-Wilson Holdings, Inc. 11,035 248,839
Marcus & Millichap, Inc. 2,250 100,778
Newmark Group, Inc., Class A 15,854 192,626
Rafael Holdings, Inc., Class B* 973 2,092
RE/MAX Holdings, Inc., Class
A 1,632 38,287
Realogy Holdings Corp.* 10,917 119,650
Redfin Corp.*(a) 9,869 110,039
RMR Group, Inc. (The), Class
A 1,446 39,447
St Joe Co. (The) 3,072 163,461
Tejon Ranch Co.* 1,728 31,640
1,475,733
Road & Rail 1.0%
ArcBest Corp. 2,372 171,164
Avis Budget Group, Inc.* 3,908 1,046,054
Covenant Logistics Group, Inc. 1,155 23,724
Daseke, Inc.* 3,301 27,728
Heartland Express, Inc. 4,521 62,390
HyreCar, Inc.*(a) 1,661 2,591
Marten Transport Ltd. 5,692 98,927
PAM Transportation Services,
Inc.* 768 23,339
Saia, Inc.* 2,502 515,312
Universal Logistics Holdings,
Inc. 692 14,034
US Xpress Enterprises, Inc.,
Class A* 2,258 7,474
Werner Enterprises, Inc. 5,725 226,882
Yellow Corp.* 4,771 21,374
2,240,993
Semiconductors & Semiconductor Equipment 3.0%
Alpha & Omega
Semiconductor Ltd.* 2,025 86,873
Ambarella, Inc.* 3,327 273,080
Amkor Technology, Inc. 9,639 181,310
Atomera, Inc.*(a) 1,726 18,037
Axcelis Technologies, Inc.* 3,125 170,156
AXT, Inc.* 4,177 24,644
CEVA, Inc.* 2,039 74,097
CMC Materials, Inc. 2,677 478,942
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cohu, Inc.* 4,542 120,636
Credo Technology Group
Holding Ltd.*(a) 2,079 22,952
Diodes, Inc.* 4,112 300,299
FormFactor, Inc.* 7,369 280,833
Ichor Holdings Ltd.* 2,684 78,131
Impinj, Inc.* 1,794 88,372
Kopin Corp.* 7,353 11,765
Kulicke & Soffa Industries, Inc. 5,712 265,094
Lattice Semiconductor Corp.* 12,861 617,842
MACOM Technology Solutions
Holdings, Inc.* 4,657 237,274
MaxLinear, Inc.* 6,756 323,410
Meta Materials, Inc.*(a) 16,664 19,997
NeoPhotonics Corp.* 4,508 68,251
NVE Corp. 460 21,335
Onto Innovation, Inc.* 4,593 326,746
PDF Solutions, Inc.* 2,937 68,285
Photronics, Inc.* 5,428 81,366
Power Integrations, Inc.(a) 5,554 444,320
Rambus, Inc.* 10,375 258,441
Semtech Corp.* 6,100 363,560
Silicon Laboratories, Inc.* 3,575 482,303
SiTime Corp.*(a) 1,523 256,732
SkyWater Technology, Inc.*(a) 745 4,559
SMART Global Holdings,
Inc.*(a) 4,601 104,259
SunPower Corp.*(a) 7,688 126,929
Synaptics, Inc.* 3,716 551,603
Ultra Clean Holdings, Inc.* 4,222 131,600
Veeco Instruments, Inc.* 4,719 108,160
7,072,193
Software 5.5%
8x8, Inc.* 10,793 98,972
A10 Networks, Inc. 5,522 78,854
ACI Worldwide, Inc.* 11,105 306,720
Agilysys, Inc.* 2,033 74,835
Alarm.com Holdings, Inc.* 4,481 273,699
Alkami Technology, Inc.*(a) 2,689 35,226
Altair Engineering, Inc., Class
A* 4,361 236,890
American Software, Inc., Class
A 2,802 47,914
Appfolio, Inc., Class A* 1,823 189,337
Appian Corp.* 3,762 179,824
Arteris, Inc.* 483 5,695
Asana, Inc., Class A*(a) 6,813 182,588
Avaya Holdings Corp.* 7,893 73,010
AvidXchange Holdings, Inc.* 2,394 19,607
Benefitfocus, Inc.* 2,366 25,198
Blackbaud, Inc.* 4,465 259,015
Blackline, Inc.* 5,112 342,760
Bottomline Technologies DE,
Inc.* 4,171 236,162
Box, Inc., Class A* 12,883 394,477
BTRS Holdings, Inc., Class A* 8,967 60,258
Cerence, Inc.* 3,619 106,761
ChannelAdvisor Corp.* 2,883 41,832
Cleanspark, Inc.*(a) 2,801 18,178

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Software
CommVault Systems, Inc.* 4,264 260,104
Consensus Cloud Solutions,
Inc.* 1,538 81,083
CoreCard Corp.*(a) 769 17,526
Couchbase, Inc.*(a) 2,216 37,672
CS Disco, Inc.*(a) 1,473 45,236
Digimarc Corp.*(a) 1,247 32,260
Digital Turbine, Inc.* 8,558 270,861
Domo, Inc., Class B* 2,681 111,047
E2open Parent Holdings, Inc.* 18,807 145,566
Ebix, Inc. 2,515 74,947
eGain Corp.* 1,504 15,566
Enfusion, Inc., Class A* 2,058 26,281
EngageSmart, Inc.* 1,517 31,675
Envestnet, Inc.* 5,149 410,066
EverCommerce, Inc.* 2,830 35,035
GTY Technology Holdings,
Inc.* 3,050 18,574
Instructure Holdings, Inc.* 1,130 20,453
Intapp, Inc.*(a) 950 23,693
InterDigital, Inc. 2,892 164,410
JFrog Ltd.* 5,141 107,293
Kaltura, Inc.* 1,642 2,545
LivePerson, Inc.* 6,289 142,257
Marathon Digital Holdings,
Inc.*(a) 9,046 141,118
MeridianLink, Inc.* 2,138 34,529
MicroStrategy, Inc., Class
A*(a) 887 314,149
Mimecast Ltd.* 5,833 464,773
Mitek Systems, Inc.* 3,977 44,423
Model N, Inc.* 3,337 86,228
Momentive Global, Inc.* 12,430 196,643
ON24, Inc.* 2,537 32,144
OneSpan, Inc.* 3,447 48,706
PagerDuty, Inc.* 7,852 224,332
Ping Identity Holding Corp.* 5,717 149,385
Progress Software Corp. 4,205 201,756
PROS Holdings, Inc.* 3,788 105,799
Q2 Holdings, Inc.* 5,230 270,548
Qualys, Inc.* 3,197 435,687
Rapid7, Inc.* 5,306 506,829
Rekor Systems, Inc.*(a) 2,973 8,830
Rimini Street, Inc.* 4,202 24,204
Riot Blockchain, Inc.*(a) 10,138 102,799
SailPoint Technologies
Holdings, Inc.* 8,629 550,789
Sapiens International Corp.
NV*(a) 2,958 68,744
SecureWorks Corp., Class A* 927 10,234
ShotSpotter, Inc.* 841 23,085
Smith Micro Software, Inc.* 4,900 15,092
Sprout Social, Inc., Class A* 4,290 262,891
SPS Commerce, Inc.* 3,391 405,665
Stronghold Digital Mining, Inc.,
Class A*(a) 705 2,750
Sumo Logic, Inc.* 8,317 78,013
Telos Corp.* 3,766 29,337
Tenable Holdings, Inc.* 8,707 480,888
Upland Software, Inc.* 2,485 37,076
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc.* 10,202 440,726
Verint Systems, Inc.* 6,162 336,199
Veritone, Inc.*(a) 2,716 29,414
Viant Technology, Inc., Class
A* 1,092 6,421
VirnetX Holding Corp.*(a) 6,569 9,328
Vonage Holdings Corp.* 23,929 477,623
Weave Communications, Inc.* 447 2,119
Workiva, Inc.* 4,038 389,707
Xperi Holding Corp. 9,947 155,173
Yext, Inc.* 11,026 63,841
Zuora, Inc., Class A* 10,696 130,170
12,760,129
Specialty Retail 2.3%
Aaron's Co., Inc. (The) 2,877 59,065
Abercrombie & Fitch Co.,
Class A* 5,278 182,513
Academy Sports & Outdoors,
Inc. 7,285 272,168
American Eagle Outfitters, Inc.
(a) 14,334 216,587
America's Car-Mart, Inc.* 575 46,489
Arko Corp. 7,859 72,853
Asbury Automotive Group,
Inc.*(a) 2,173 399,202
Barnes & Noble Education,
Inc.*(a) 4,320 13,133
Bed Bath & Beyond, Inc.* 9,139 124,382
Big 5 Sporting Goods Corp.(a) 1,973 28,549
Boot Barn Holdings, Inc.* 2,800 252,168
Buckle, Inc. (The) 2,889 89,732
Caleres, Inc. 3,414 78,283
Camping World Holdings, Inc.,
Class A(a) 4,045 103,876
CarLotz, Inc.* 6,979 6,197
Cato Corp. (The), Class A 1,875 25,406
Chico's FAS, Inc.* 11,400 60,420
Children's Place, Inc. (The)* 1,367 63,333
Citi Trends, Inc.* 845 23,635
Conn's, Inc.* 1,723 26,965
Container Store Group, Inc.
(The)* 3,257 24,916
Designer Brands, Inc., Class A 5,697 78,732
Genesco, Inc.* 1,389 86,160
Group 1 Automotive, Inc. 1,570 273,400
GrowGeneration Corp.*(a) 5,296 31,299
Guess?, Inc.(a) 3,780 84,937
Haverty Furniture Cos., Inc. 1,581 39,256
Hibbett, Inc. 1,294 55,875
JOANN, Inc.(a) 1,100 11,484
Kirkland's, Inc.* 1,328 9,601
Lazydays Holdings, Inc.*(a) 696 13,523
LL Flooring Holdings, Inc.* 2,943 40,643
MarineMax, Inc.* 2,039 83,436
Monro, Inc. 3,199 146,290
Murphy USA, Inc. 2,200 513,920
National Vision Holdings, Inc.* 7,736 291,260
ODP Corp. (The)* 4,411 189,805

92 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc., Class
A 1,039 33,965
Party City Holdco, Inc.* 10,472 32,358
Rent-A-Center, Inc. 6,306 152,101
Sally Beauty Holdings, Inc.* 10,358 156,613
Shift Technologies, Inc.*(a) 5,881 7,881
Shoe Carnival, Inc. 1,674 50,538
Signet Jewelers Ltd. 4,985 349,947
Sleep Number Corp.* 2,091 84,811
Sonic Automotive, Inc., Class
A 2,074 88,249
Sportsman's Warehouse
Holdings, Inc.* 4,125 39,641
Tilly's, Inc., Class A 2,277 20,083
Torrid Holdings, Inc.*(a) 1,204 7,055
TravelCenters of America,
Inc.* 1,183 44,966
Urban Outfitters, Inc.* 6,501 154,724
Winmark Corp. 331 67,259
Zumiez, Inc.* 1,837 67,289
5,476,973
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 11,875 134,663
Avid Technology, Inc.* 3,499 110,953
Corsair Gaming, Inc.* 2,562 38,763
Diebold Nixdorf, Inc.* 6,882 28,216
Eastman Kodak Co.*(a) 4,251 21,978
Quantum Corp.* 5,655 10,575
Super Micro Computer, Inc.* 4,153 174,841
Turtle Beach Corp.* 1,441 23,978
543,967
Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.* 5,492 364,833
Fossil Group, Inc.* 4,469 44,154
G-III Apparel Group Ltd.* 4,265 112,937
Kontoor Brands, Inc. 4,873 193,604
Movado Group, Inc. 1,489 53,559
Oxford Industries, Inc. 1,516 135,834
PLBY Group, Inc.* 2,726 24,098
Rocky Brands, Inc. 535 20,603
Steven Madden Ltd. 7,717 316,860
Superior Group of Cos., Inc.(a) 1,108 17,617
Unifi, Inc.* 1,392 20,421
Vera Bradley, Inc.* 2,138 13,149
Wolverine World Wide, Inc. 7,707 152,753
1,470,422
Thrifts & Mortgage Finance 1.5%
Axos Financial, Inc.* 5,483 207,696
Blue Foundry Bancorp* 2,644 33,367
Bridgewater Bancshares, Inc.* 2,014 32,264
Capitol Federal Financial, Inc. 12,315 118,593
Columbia Financial, Inc.* 3,760 71,252
Essent Group Ltd. 10,186 412,839
Federal Agricultural Mortgage
Corp., Class C 862 88,295
Finance of America Cos., Inc.,
Class A*(a) 3,164 7,151
Flagstar Bancorp, Inc. 5,010 176,853
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
FS Bancorp, Inc. 722 21,220
Hingham Institution for
Savings 139 44,907
Home Bancorp, Inc. 818 31,354
Home Point Capital, Inc.(a) 642 1,746
Kearny Financial Corp. 6,489 76,960
Luther Burbank Corp. 1,224 16,242
Merchants Bancorp 1,376 32,363
Mr. Cooper Group, Inc.* 5,918 266,132
NMI Holdings, Inc., Class A* 8,042 147,812
Northfield Bancorp, Inc. 3,885 50,855
Ocwen Financial Corp.* 774 16,099
PCSB Financial Corp. 1,180 21,618
PennyMac Financial Services,
Inc. 2,839 137,862
Pioneer Bancorp, Inc.* 1,383 14,383
Provident Bancorp, Inc. 1,535 24,437
Provident Financial Services,
Inc. 6,956 153,936
Radian Group, Inc. 16,908 361,662
Southern Missouri Bancorp,
Inc. 686 28,949
TrustCo Bank Corp. 1,944 60,556
Velocity Financial, Inc.* 813 8,699
Walker & Dunlop, Inc. 2,758 330,298
Washington Federal, Inc. 6,211 189,001
Waterstone Financial, Inc. 2,233 35,862
WSFS Financial Corp. 6,102 244,507
3,465,770
Tobacco 0.2%
22nd Century Group, Inc.*(a) 14,307 27,327
Turning Point Brands, Inc. 1,380 43,318
Universal Corp. 2,280 131,898
Vector Group Ltd. 13,799 175,523
378,066
Trading Companies & Distributors 1.8%
Alta Equipment Group, Inc.* 1,843 20,734
Applied Industrial
Technologies, Inc. 3,623 379,292
Beacon Roofing Supply, Inc.* 5,340 318,424
BlueLinx Holdings, Inc.* 850 56,670
Boise Cascade Co. 3,733 282,140
Custom Truck One Source,
Inc.*(a) 4,359 28,639
DXP Enterprises, Inc.* 1,648 38,942
EVI Industries, Inc.*(a) 556 7,945
GATX Corp. 3,306 341,807
Global Industrial Co. 1,071 33,051
GMS, Inc.* 4,067 195,013
H&E Equipment Services, Inc. 3,076 109,136
Herc Holdings, Inc. 2,385 304,851
Karat Packaging, Inc.* 412 7,560
Lawson Products, Inc.* 479 18,197
McGrath RentCorp 2,289 191,040
MRC Global, Inc.* 7,907 94,805
NOW, Inc.* 10,446 113,861
Rush Enterprises, Inc., Class A 3,837 195,227
Rush Enterprises, Inc., Class
B 610 29,554

Nationwide Small Cap Index Fund - April 30, 2022 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Textainer Group Holdings Ltd. 4,542 152,339
Titan Machinery, Inc.* 1,946 45,887
Transcat, Inc.* 613 44,749
Triton International Ltd. 6,314 385,722
Veritiv Corp.* 1,340 188,324
WESCO International, Inc.* 4,200 517,692
Willis Lease Finance Corp.*(a) 294 9,143
4,110,744
Water Utilities 0.4%
American States Water Co. 3,528 277,512
Artesian Resources Corp.,
Class A 675 31,388
Cadiz, Inc.*(a) 1,885 3,732
California Water Service
Group 5,029 260,854
Global Water Resources, Inc. 1,383 19,805
Middlesex Water Co. 1,626 144,633
Pure Cycle Corp.*(a) 1,413 14,766
SJW Group 2,553 150,627
York Water Co. (The) 1,234 47,731
951,048
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 5,656 104,127
Shenandoah
Telecommunications Co. 4,580 92,516
Telephone & Data Systems,
Inc. 9,577 175,451
United States Cellular Corp.* 1,449 41,702
413,796
Total Common Stocks
(cost $206,936,642) 231,460,902
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Health Care Equipment & Supplies 0.0%
†
Pulse Biosciences, Inc.,
expiring 5/23/2022*∞ 1,452 0
Pharmaceuticals 0.0%
†
Zogenix, Inc., CVR*^∞ 5,150 0
Total Rights
(cost $4,467) 97
Repurchase Agreement 3.8%
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.27%, dated 4/29/2022,
due 5/2/2022, repurchase
price $8,963,214,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/30/2022 - 11/15/2051;
total market value
$9,142,478.(b)(c) 8,963,012 8,963,012
Total Repurchase Agreement
(cost $8,963,012) 8,963,012
Total Investments
(cost $215,904,121) — 102.9% 240,424,011
Liabilities in excess of other assets — (2.9)% (6,668,641)
NET ASSETS — 100.0%
$ 233,755,370
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2022. The total value of securities on loan as of April 30,
2022 was $13,173,318, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,963,012 and by $5,228,469 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
4/30/2022 – 2/15/2052, a total value of $14,191,481.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2022 was $8,963,012.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

94 - Statement of Investments - April 30, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Futures contracts outstanding as of April 30, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 271 6/2022 USD 2,522,062 (214,508)
Net contracts (214,508)
As of April 30, 2022, the Fund had $156,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

96 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Assets:
Investment securities, at value
*
$ 265,694,684 $ 1,085,027,577
Repurchase agreements, at value 1,178,889 28,682,903
Cash 9,709,896 934,859
Deposits with broker for futures contracts — 798,859
Foreign currencies, at value — 3,126,606
Interest and dividends receivable 1,490,700 4,312,838
Security lending income receivable 800 11,541
Receivable for investments sold 1,557,522 —
Receivable for capital shares issued 230,362 754,101
Reclaims receivable — 4,998,007
Receivable for variation margin on futures contracts — 95,041
Receivable for reimbursement from investment adviser (Note 3) 21,821 30,544
Prepaid expenses 33,832 48,938
Total Assets 279,918,506 1,128,821,814
Liabilities:
Payable for investments purchased 10,351,055 —
Distributions payable 53,816 —
Payable for capital shares redeemed 92,705 228,294
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 1,178,889 28,682,903
Accrued expenses and other payables:
Investment advisory fees 41,696 240,379
Fund administration fees 35,556 47,803
Distribution fees 51,165 76,641
Administrative servicing fees 55,151 99,410
Accounting and transfer agent fees 19,787 6,998
Trustee fees 1,668 2,936
Custodian fees 15,307 31,202
Compliance program costs (Note 3) 157 130
Professional fees 24,426 24,088
Printing fees 22,414 44,241
Other 15,531 72,034
Total Liabilities 11,959,323 29,557,059
Net Assets $ 267,959,183 $ 1,099,264,755
* Includes value of securities on loan (Note 2) 14,237,980 36,684,595
Cost of investment securities 284,491,180 793,354,683
Cost of repurchase agreements 1,178,889 28,682,903
Cost of foreign currencies — 3,122,373
Represented by:
Capital $ 286,818,279 $ 937,225,137
Total distributable earnings (loss) (18,859,096) 162,039,618
Net Assets $ 267,959,183 $ 1,099,264,755

Index Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 97
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 713,474,131 $ 625,297,995 $ 1,171,942,622 $ 231,460,999
5,064,217 2,840,290 137,041 8,963,012
3,636,690 617,597 6,291,388 2,305,926
188,706 403,106 371,266 145,357
— — — —
290,908 154,995 822,877 62,330
11,611 957 3,520 16,616
— — — —
269,976 150,751 722,730 170,291
— — — —
— — — —
— — — 12,734
44,241 38,730 64,738 44,387
722,980,480 629,504,421 1,180,356,182 243,181,652
— — — —
— — — —
597,097 2,442,700 351,002 142,664
76,840 9,829 258,674 57,813
5,064,217 2,840,290 137,041 8,963,012
115,514 119,940 129,401 35,042
36,995 34,747 50,864 26,893
67,564 120,096 158,605 44,072
70,814 121,273 432,668 76,357
7,745 27,561 16,251 5,552
1,616 1,621 2,643 565
9,050 6,863 10,904 3,173
79 70 51 21
24,711 22,794 28,154 20,258
40,473 107,372 36,827 25,144
68,492 5,369 90,288 25,716
6,181,207 5,860,525 1,703,373 9,426,282
$ 716,799,273 $ 623,643,896 $ 1,178,652,809 $ 233,755,370
20,434,128 3,649,735 34,987,400 13,173,318
511,437,911 185,398,482 669,044,235 206,941,109
5,064,217 2,840,290 137,041 8,963,012
— — — —
$ 484,960,889 $ 157,249,180 $ 676,912,967 $ 209,996,518
231,838,384 466,394,716 501,739,842 23,758,852
$ 716,799,273 $ 623,643,896 $ 1,178,652,809 $ 233,755,370

98 - Statements of Assets and Liabilities - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Net Assets:
Class A Shares $ 241,450,157 $ 292,800,751
Class C Shares 567,387 2,672,194
Class R Shares — 27,108,556
Class R6 Shares 17,265,689 759,948,897
Institutional Service Class Shares 8,675,950 16,734,357
Service Class Shares — —
Total $ 267,959,183 $ 1,099,264,755
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 23,984,549 37,349,769
Class C Shares 56,360 369,259
Class R Shares — 3,470,801
Class R6 Shares 1,718,368 96,048,051
Institutional Service Class Shares 863,668 2,120,590
Service Class Shares — —
Total 26,622,945 139,358,470
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10 .07 (a) $ 7 .84 (b)
Class C Shares $ 10 .07 (c) $ 7 .24 (c)
Class R Shares $ — $ 7 .81
Class R6 Shares $ 10 .05 $ 7 .91
Institutional Service Class Shares $ 10 .05 $ 7 .89
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .30 $ 8 .32
Maximum Sales Charge:
Class A Shares 2 .25% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - April 30, 2022 (Unaudited) - Statements of Assets and Liabilities - 99
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 243,135,064 $ 317,940,542 $ 127,524,855 $ 140,806,409
8,365,354 57,841,289 48,239,523 3,535,537
17,212,582 — 129,403,824 22,773,275
431,598,227 26,756,557 231,161,353 56,707,102
16,488,046 221,105,508 400,596,458 9,933,047
— — 241,726,796 —
$ 716,799,273 $ 623,643,896 $ 1,178,652,809 $ 233,755,370
14,996,786 2,924,063 6,482,416 13,693,341
589,163 620,967 2,533,241 382,168
1,086,134 — 6,619,496 2,271,961
25,953,719 243,367 11,618,562 5,316,999
991,760 2,009,812 20,201,001 932,934
— — 12,272,786 —
43,617,562 5,798,209 59,727,502 22,597,403
$ 16 .21 (b) $ 108 .73 (b) $ 19 .67 (b) $ 10 .28 (b)
$ 14 .20 (c) $ 93 .15 (c) $ 19 .04 (c) $ 9 .25 (c)
$ 15 .85 $ — $ 19 .55 $ 10 .02
$ 16 .63 $ 109 .94 $ 19 .90 $ 10 .67
$ 16 .63 $ 110 .01 $ 19 .83 $ 10 .65
$ — $ — $ 19 .70 $ —
$ 17 .20 $ 115 .36 $ 20 .87 $ 10 .91
5 .75% 5 .75% 5 .75% 5 .75%

100 - Statements of Operations - For the Six Months Ended April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Nationwide
International Index
Fund
INVESTMENT INCOME:
Interest income $ 4,263,988 $ —
Income from securities lending (Note 2) 889 48,574
Dividend income — 18,681,175
Income from non-cash dividends — 1,225,414
European Union tax reclaims — 27,967
Foreign tax withholding — (1,627,636)
Total Income 4,264,877 18,355,494
EXPENSES:
Investment advisory fees 373,602 1,536,356
Fund administration fees 84,674 202,569
Distribution fees Class A 331,800 398,799
Distribution fees Class C 3,479 14,296
Distribution fees Class R — 70,787
Distribution fees Service Class — —
Administrative servicing fees Class A 225,623 239,281
Administrative servicing fees Class C 174 2,900
Administrative servicing fees Class R — 35,393
Administrative servicing fees Institutional Service Class 12,056 21,319
Administrative servicing fees Service Class — —
Registration and filing fees 29,043 34,211
Professional fees 26,743 34,388
Printing fees 12,275 17,332
Trustee fees 6,212 17,752
Custodian fees 9,796 41,812
Accounting and transfer agent fees 31,400 18,085
Compliance program costs (Note 3) 715 2,116
Other 11,588 91,812
Total expenses before fees waived and expenses reimbursed 1,159,180 2,779,208
Investment advisory fees waived (Note 3) (17,988) —
Expenses reimbursed by adviser (Note 3) (92,140) (124,412)
Net Expenses 1,049,052 2,654,796
NET INVESTMENT INCOME 3,215,825 15,700,698
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 870,961 (16,990,877)
Expiration or closing of futures contracts (Note 2) — 55,845
Foreign currency transactions (Note 2) — (789,426)
TBA Sale Commitments (Note 2) 51 —
Net realized gains (losses) 871,012 (17,724,458)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (39,058,714) (166,161,818)
Futures contracts (Note 2) — (106,878)
Translation of assets and liabilities denominated in foreign currencies (Note 2) — (552,322)
Net change in unrealized appreciation/depreciation (39,058,714) (166,821,018)
Net realized/unrealized gains (losses) (38,187,702) (184,545,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (34,971,877) $ (168,844,778)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Six Months Ended April 30, 2022 (Unaudited) - Statements of Operations - 101
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 3,370 $ 1,817 $ 5,757 $ 1,050
22,377 11,061 4,969 48,895
5,965,072 4,301,293 9,207,498 1,797,674
— — — 159,483
— — — —
— (88,199) (1,883) (1,826)
5,990,819 4,225,972 9,216,341 2,005,276
780,372 775,253 805,942 253,325
142,134 131,465 206,207 74,644
335,583 462,931 177,253 202,208
48,448 337,651 266,434 20,815
47,837 — 334,465 61,128
— — 201,290 —
228,196 158,254 99,262 137,500
4,845 24,674 10,657 2,498
18,512 — 167,232 28,119
19,607 160,882 551,153 8,553
— — 335,483 —
34,231 33,306 40,793 34,127
22,088 21,697 28,384 17,964
15,695 48,183 20,376 8,628
11,488 10,318 18,048 3,813
17,564 15,243 28,080 5,775
13,529 45,185 23,588 9,553
1,366 1,228 2,164 455
60,314 10,539 61,450 33,604
1,801,809 2,236,809 3,378,261 902,709
(40,023) — — (26,664)
— — — (67,992)
1,761,786 2,236,809 3,378,261 808,053
4,229,033 1,989,163 5,838,080 1,197,223
35,796,073 32,598,607 4,340,278 2,285,408
32,504 10,121 (282,919) (446,107)
— — (1) —
— — — —
35,828,577 32,608,728 4,057,358 1,839,301
(121,584,375) (145,716,450) (139,241,842) (57,007,054)
(472,379) (137,366) (718,139) (225,296)
— — — —
(122,056,754) (145,853,816) (139,959,981) (57,232,350)
(86,228,177) (113,245,088) (135,902,623) (55,393,049)
$ (81,999,144) $ (111,255,925) $ (130,064,543) $ (54,195,826)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 3,215,825 $ 11,674,917
Net realized gains (losses) 871,012 12,258,343
Net change in unrealized appreciation/depreciation (39,058,713) (40,179,579)
Change in net assets resulting from operations (34,971,876) (16,246,319)
Distributions to Shareholders From:
Distributable earnings:
Class A (6,439,826) (4,259,688)
Class C (14,726) (8,794)
Class R — —
Class R6 (4,113,344) (9,353,516)
Institutional Service Class (242,496) (196,135)
Change in net assets from shareholder distributions (10,810,392) (13,818,133)
Change in net assets from capital transactions (239,903,300) (413,256,211)
Change in net assets (285,685,568) (443,320,663)
Net Assets:
Beginning of period 553,644,751 996,965,414
End of period $ 267,959,183 $ 553,644,751
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 25,9 28 , 829 $ 115,740,234
Proceeds from shares issued from class conversion (Note 1) 1 2 , 66 8 31,768
Dividends reinvested 5,565,178 3,627,846
Cost of shares redeemed (29,363,378) (91,814,979)
Total Class A Shares 2,143,29 7 27,584,869
Class C Shares
Proceeds from shares issued 2,986 115,516
Dividends reinvested 14,677 8,764
Cost of shares redeemed in class conversion (Note 1) (1 2 , 66 8) (31,768)
Cost of shares redeemed (1 71 , 19 5) (433,593)
Total Class C Shares (166,200) (341,081)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 5,818,861 100,829,226
Dividends reinvested 3,993,049 9,353,516
Cost of shares redeemed (252,181,6 40 ) (551,319,046)
Total Class R6 Shares (242,369,7 30 ) (441,136,304)
Institutional Service Class Shares
Proceeds from shares issued 1,425,054 6,551,265
Dividends reinvested 242,402 196,135
Cost of shares redeemed (1,178,123) (6,111,095)
Total Institutional Service Class Shares 489,333 636,305
Change in net assets from capital transactions $ (239,903,300) $ (413,256,211)

Index Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 103
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 15,700,698 $ 33,177,896 $ 4,229,033 $ 7,674,474
(17,724,457) 45,517,774 35,828,577 88,408,293
(166,821,018) 301,938,639 (122,056,754) 224,158,527
(168,844,777) 380,634,309 (81,999,144) 320,241,294
(9,841,818) (5,434,641) (31,006,075) (7,685,499)
(86,851) (36,803) (1,261,371) (304,520)
(828,129) (372,262) (2,294,231) (502,855)
(27,645,571) (22,022,207) (55,690,107) (17,887,993)
(569,084) (359,473) (2,089,168) (494,065)
(38,971,453) (28,225,386) (92,340,952) (26,874,932)
(7,904,340) (146,107,989) 39,214,616 (145,468,610)
(215,720,570) 206,300,934 (135,125,480) 147,897,752
1,314,985,325 1,108,684,391 851,924,753 704,027,001
$ 1,099,264,755 $ 1,314,985,325 $ 716,799,273 $ 851,924,753
$ 42,0 07 , 2 16 $ 269,077,607 $ 16,13 5 , 165 $ 43,986,634
22,700 11,995 3,675 78,646
9,539,073 5,274,507 29,266,027 7,150,804
(22,225,911) (185,568,243) (28,260,49 5 ) (69,205,152)
29,343,078 88,795,866 17,144,37 2 (17,989,068)
352,975 558,352 314,771 963,676
86,023 36,638 1,261,093 304,045
(22,700) (11,995) (3,675) (78,646)
(3 42 , 013 ) (1,426,093) (1,64 0 , 572 ) (3,481,717)
74,28 5 (843,098) (68,38 3 ) (2,292,642)
4,955,715 7,501,803 2,526,582 6,065,400
827,632 372,080 2,266,087 487,125
(3,085,781) (6,638,795) (3,262,059) (7,505,279)
2,697,566 1,235,088 1,530,610 (952,754)
50,742,76 8 123,034,215 18,132,072 41,811,450
27,641,355 22,020,937 54,828,306 17,656,437
(120,279,676) (388,360,668) (53,449,222) (184,688,029)
(41,895,55 3 ) (243,305,516) 19,511,156 (125,220,142)
3,238,998 18,036,998 1,136,348 4,084,027
556,444 350,164 2,086,136 494,065
(1,919,158) (10,377,491) (2,125,623) (3,592,096)
1,876,284 8,009,671 1,096,861 985,996
$ (7,904,340) $ (146,107,989) $ 39,214,616 $ (145,468,610)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 2,33 2 ,65 6 9,933,517
Issued in class conversion (Note 1) 1, 1 10 2,767
Reinvested 502,646 313,806
Redeemed (2,712,465) (7,933,476)
Total Class A Shares 123,947 2,316,614
Class C Shares
Issued 271 9,841
Reinvested 1,320 757
Redeemed in class conversion (Note 1) (1 ,110 ) (2,767)
Redeemed (1 5 , 697 ) (36,981)
Total Class C Shares (15,216) (29,150)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 529,364 8,608,146
Reinvested 356,903 806,867
Redeemed (22,889,543) (48,319,633)
Total Class R6 Shares (22,003,276) (38,904,620)
Institutional Service Class Shares
Issued 128,115 563,132
Reinvested 21,957 16,998
Redeemed (111,385) (529,588)
Total Institutional Service Class Shares 38,687 50,542
Total change in shares (21,855,858) (36,566,614)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 105
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
4,64 2 , 799 30,481,287 882, 681 2,376,984
2,556 1,320 193 4,061
1,081,528 606,612 1,644,159 424,497
(2,562,815) (20,419,485) (1,551,844) (3,762,742)
3,164,068 10,669,734 975,189 (957,200)
44,582 67,561 18,896 55,959
10,542 4,668 80,736 20,530
(2,758) (1,424) (218) (4,556)
(4 2 , 210 ) (176,673) (101, 770 ) (210,433)
10,15 6 (105,868) (2,356) (138,500)
578,532 847,358 141,039 326,330
94,156 43,257 130,160 29,651
(359,870) (751,599) (188,244) (411,102)
312,818 139,016 82,955 (55,121)
5,825,249 14,055,075 998,890 2,234,487
3,112,765 2,499,508 3,007,551 1,015,416
(14,203,033) (42,902,575) (2,901,561) (9,836,256)
(5,265,019) (26,347,992) 1,104,880 (6,586,353)
359,870 2,069,109 62,034 212,016
62,733 39,918 114,383 28,490
(224,479) (1,123,900) (117,363) (189,635)
198,124 985,127 59,054 50,871
(1,579,85 3 ) (14,659,983) 2,219,722 (7,686,303)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
OPERATIONS:
Net investment income $ 1,989,163 $ 2,656,860
Net realized gains 32,608,728 65,341,383
Net change in unrealized appreciation/depreciation (145,853,816) 174,389,308
Change in net assets resulting from operations (111,255,925) 242,387,551
Distributions to Shareholders From:
Distributable earnings:
Class A (32,876,975) (16,882,855)
Class C (6,766,568) (3,525,067)
Class R — —
Class R6 (2,153,931) (1,308,925)
Institutional Service Class (23,833,469) (12,343,134)
Service Class — —
Change in net assets from shareholder distributions (65,630,943) (34,059,981)
Change in net assets from capital transactions 13,080,176 (57,497,087)
Change in net assets (163,806,692) 150,830,483
Net Assets:
Beginning of period 787,450,588 636,620,105
End of period $ 623,643,896 $ 787,450,588

Index Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 107
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 5,838,080 $ 11,699,539 $ 1,197,223 $ 1,257,186
4,057,358 52,763,225 1,839,301 22,418,038
(139,959,981) 362,751,234 (57,232,350) 81,450,619
(130,064,543) 427,213,998 (54,195,826) 105,125,843
(6,606,170) (1,175,154) (11,089,547) (626,991)
(2,442,808) (205,683) (310,230) (10,766)
(5,879,040) (802,948) (1,673,290) (64,559)
(11,947,364) (3,025,041) (4,380,151) (499,745)
(20,485,609) (4,001,143) (746,046) (46,458)
(12,528,579) (2,284,989) — —
(59,889,570) (11,494,958) (18,199,264) (1,248,519)
46,809,286 (174,745,113) 18,851,990 (34,097,165)
(143,144,827) 240,973,927 (53,543,100) 69,780,159
1,321,797,636 1,080,823,709 287,298,470 217,518,311
$ 1,178,652,809 $ 1,321,797,636 $ 233,755,370 $ 287,298,470

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1 2 , 837 , 777 $ 28,418,223
Proceeds from shares issued from class conversion (Note 1) 333 , 910 749,740
Dividends reinvested 31,829,913 16,308,504
Cost of shares redeemed (38,300,9 59 ) (75,771,069)
Total Class A Shares 6,700,64 1 (30,294,602)
Class C Shares
Proceeds from shares issued 2,292,103 4,872,970
Dividends reinvested 6,671,429 3,466,552
Cost of shares redeemed in class conversion (Note 1) ( 333 , 910 ) (749,740)
Cost of shares redeemed ( 7 , 894 , 032 ) (14,995,009)
Total Class C Shares 735,59 0 (7,405,227)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 8,402,793 3,075,234
Dividends reinvested 2,153,931 1,297,793
Cost of shares redeemed (3,231,411) (9,483,919)
Total Class R6 Shares 7,325,313 (5,110,892)
Institutional Service Class Shares
Proceeds from shares issued 18,243,654 51,655,398
Dividends reinvested 23,020,223 11,766,008
Cost of shares redeemed (42,945,245) (78,107,772)
Total Institutional Service Class Shares (1,681,368) (14,686,366)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 13,080,176 $ (57,497,087)

Index Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 109
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
$ 2 7 , 983 , 336 $ 17,581,514 $ 16,55 2, 036 $ 37,588,863
84 , 485 114,760 10,396 68,383
6,002,729 1,077,503 10,604,996 598,471
(30,688,753) (45,414,005) (15,444,836) (52,818,913)
3,381,797 (26,640,228) 11,722,592 (14,563,196)
2,496,503 3,876,114 340,567 281,575
2,415,192 202,141 310,217 10,736
( 84 , 485 ) (114,760) (10,396) (68,383)
(5,9 04 , 819 ) (10,827,682) (4 8 1, 078 ) (1,071,677)
(1,077,609) (6,864,187) 159,310 (847,749)
24,590,835 36,486,670 4,369,495 8,458,881
5,879,040 802,429 1,673,281 64,034
(9,926,377) (70,333,312) (2,452,555) (5,595,431)
20,543,498 (33,044,213) 3,590,221 2,927,484
20,323,453 99,960,702 5,252,121 19,014,150
11,503,168 2,931,613 4,369,472 499,481
(25,002,327) (125,819,711) (6,931,592) (43,691,442)
6,824,294 (22,927,396) 2,690,001 (24,177,811)
32,481,805 56,210,094 1,906,822 7,180,852
20,446,064 3,993,417 746,046 46,458
(36,144,326) (107,130,354) (1,963,002) (4,663,203)
16,783,543 (46,926,843) 689,866 2,564,107
11,815,902 18,464,217 — —
12,528,579 2,284,989 — —
(23,990,718) (59,091,452) — —
353,763 (38,342,246) — —
$ 46,809,286 $ (174,745,113) $ 18,851,990 $ (34,097,165)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - April 30, 2022 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued 10 0 , 776 221,383
Issued in class conversion (Note 1) 2,413 5,963
Reinvested 244,955 140,945
Redeemed (304,342) (603,004)
Total Class A Shares 43,80 2 (234,713)
Class C Shares
Issued 20,937 43,997
Reinvested 59,732 34,493
Redeemed in class conversion (Note 1) (2,783) (6,833)
Redeemed (7 1 , 956 ) (136,353)
Total Class C Shares 5,930 (64,696)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 67,100 23,814
Reinvested 16,450 11,051
Redeemed (24,996) (76,023)
Total Class R6 Shares 58,554 (41,158)
Institutional Service Class Shares
Issued 143,860 403,947
Reinvested 175,334 100,180
Redeemed (342,371) (612,543)
Total Institutional Service Class Shares (23,177) (108,416)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 85,1 09 (448,983)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - April 30, 2022 (Unaudited) - Statements of Changes in Net Assets - 111
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022 (Unaudited)
Year Ended
October 31, 2021
1,27 6 , 094 877,946 1,3 19 , 8 7 9 2,924,340
3 , 800 5,380 820 5,205
272,077 54,841 874,278 51,409
(1,415,983) (2,293,521) (1,326,467) (4,220,969)
135,988 (1,355,354) 868,510 (1,240,015)
118,217 201,586 29,698 25,691
112,754 11,057 28,356 1,017
( 3 , 921 ) (5,541) (904) (5,727)
(27 4 , 650 ) (555,787) (46, 054 ) (95,703)
(47, 600 ) (348,685) 11,09 6 (74,722)
1,134,915 1,845,665 377,469 677,065
267,716 41,992 141,324 5,654
(462,595) (3,442,461) (210,610) (453,009)
940,036 (1,554,804) 308,183 229,710
927,122 5,112,831 422,627 1,470,556
516,852 146,291 347,888 40,096
(1,127,899) (6,386,262) (557,073) (3,337,270)
316,075 (1,127,140) 213,442 (1,826,618)
1,473,320 2,758,349 158,190 567,434
920,337 200,351 59,446 3,787
(1,683,215) (5,455,233) (164,517) (364,887)
710,442 (2,496,533) 53,119 206,334
543,850 916,187 — —
567,334 116,030 — —
(1,100,655) (2,938,442) — —
10,529 (1,906,225) — —
2,065,47 0 (8,788,741) 1,454,3 50 (2,705,311)

112 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 11.43 $ 0.08 $ (1.18) $ (1.10) $ (0.09) $ (0.17) $ (0.26) $ 10.07 (9.80)% $ 241,450 0.65% 1.48% 0.72% 36.20%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
10/31/2019 10.51 0.25 0.87 1.12 (0.26) — (0.26) 11.37 10.75% 226,260 0.66% 2.24% 0.67% 98.29%
10/31/2018 11.04 0.22 (0.51) (0.29) (0.24) — (0.24) 10.51 (2.68)% 188,895 0.67% 2.08% 0.67% 163.27%
10/31/2017 11.25 0.20 (0.19) 0.01 (0.21) (0.01) (0.22) 11.04 0.17% 213,022 0.67% 1.77% 0.67% 213.42%
Class C Shares
4/30/2022 (Unaudited) 11.43 0.05 (1.18) (1.13) (0.06) (0.17) (0.23) 10.07 (10.09)% 567 1.29% 0.85% 1.34% 36.20%
10/31/2021 11.74 0.07 (0.27) (0.20) (0.11) — (0.11) 11.43 (1.74)% 818 1.33% 0.63% 1.35% 151.19%
10/31/2020 11.37 0.12 0.39 0.51 (0.14) — (0.14) 11.74 4.52% 1,183 1.33% 0.99% 1.35% 144.76%
10/31/2019 10.50 0.17 0.88 1.05 (0.18) — (0.18) 11.37 10.11% 1,038 1.34% 1.55% 1.36% 98.29%
10/31/2018 11.04 0.15 (0.53) (0.38) (0.16) — (0.16) 10.50 (3.43)% 1,149 1.35% 1.38% 1.35% 163.27%
10/31/2017 11.25 0.12 (0.18) (0.06) (0.14) (0.01) (0.15) 11.04 (0.51)% 1,939 1.35% 1.09% 1.35% 213.42%
Class R6 Shares(g)
4/30/2022 (Unaudited) 11.41 0.10 (1.17) (1.07) (0.12) (0.17) (0.29) 10.05 (9.62)% 17,266 0.24% 1.82% 0.28% 36.20%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
10/31/2019 10.48 0.29 0.88 1.17 (0.30) — (0.30) 11.35 11.34% 629,550 0.24% 2.66% 0.26% 98.29%
10/31/2018 11.02 0.27 (0.53) (0.26) (0.28) — (0.28) 10.48 (2.38)% 580,462 0.26% 2.48% 0.26% 163.27%
10/31/2017 11.23 0.24 (0.18) 0.06 (0.26) (0.01) (0.27) 11.02 0.58% 820,368 0.26% 2.19% 0.26% 213.42%
Institutional Service Class Shares
4/30/2022 (Unaudited) 11.41 0.09 (1.18) (1.09) (0.10) (0.17) (0.27) 10.05 (9.75)% 8,676 0.48% 1.66% 0.55% 36.20%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
10/31/2019 10.48 0.26 0.89 1.15 (0.28) — (0.28) 11.35 11.06% 7,394 0.49% 2.40% 0.51% 98.29%
10/31/2018 11.02 0.25 (0.53) (0.28) (0.26) — (0.26) 10.48 (2.59)% 3,157 0.50% 2.31% 0.50% 163.27%
10/31/2017(h) 10.92 0.23 0.10 0.33 (0.22) (0.01) (0.23) 11.02 3.07% 171 0.45% 2.27% 0.45% 213.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

114 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 9.28 $ 0.10 $ (1.27) $ (1.17) $ (0.27) $ — $ (0.27) $ 7.84 (12.96)% $ 292,801 0.70% 2.23% 0.72% 5.37%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
10/31/2019 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) 7.85 10.47% 191,579 0.74% 2.65% 0.74% 3.75%
10/31/2018 8.72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) 7.57 (7.62)% 198,584 0.71% 2.39% 0.71% 9.38%
10/31/2017 7.25 0.18 1.48 1.66 (0.17) (0.02) (0.19) 8.72 23.17% 190,919 0.71% 2.29% 0.71% 6.07%
Class C Shares
4/30/2022 (Unaudited) 8.60 0.06 (1.17) (1.11) (0.25) — (0.25) 7.24 (13.24)% 2,672 1.50% 1.44% 1.52% 5.37%
10/31/2021 6.58 0.11 2.00 2.11 (0.09) — (0.09) 8.60 32.20% 3,089 1.50% 1.31% 1.50% 25.24%
10/31/2020 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) 6.58 (7.67)% 3,059 1.43% 1.09% 1.43% 6.80%
10/31/2019 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) 7.32 9.75% 2,889 1.42% 1.97% 1.42% 3.75%
10/31/2018 8.21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) 7.08 (8.18)% 3,880 1.38% 1.70% 1.38% 9.38%
10/31/2017 6.84 0.11 1.40 1.51 (0.12) (0.02) (0.14) 8.21 22.36% 6,139 1.39% 1.53% 1.39% 6.07%
Class R Shares
4/30/2022 (Unaudited) 9.25 0.08 (1.26) (1.18) (0.26) — (0.26) 7.81 (13.08)% 27,109 1.05% 1.92% 1.07% 5.37%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
10/31/2019 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) 7.84 10.29% 10,553 1.04% 2.34% 1.04% 3.75%
10/31/2018 8.71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) 7.55 (7.88)% 7,414 1.02% 2.11% 1.02% 9.38%
10/31/2017 7.25 0.14 1.49 1.63 (0.15) (0.02) (0.17) 8.71 22.78% 5,734 0.99% 1.72% 0.99% 6.07%
Class R6 Shares(g)
4/30/2022 (Unaudited) 9.35 0.11 (1.27) (1.16) (0.28) — (0.28) 7.91 (12.77)% 759,949 0.30% 2.63% 0.32% 5.37%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
10/31/2019 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) 7.90 11.02% 1,128,271 0.32% 3.02% 0.32% 3.75%
10/31/2018 8.76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) 7.62 (7.22)% 1,234,310 0.31% 2.74% 0.31% 9.38%
10/31/2017 7.29 0.21 1.48 1.69 (0.20) (0.02) (0.22) 8.76 23.51% 1,345,319 0.31% 2.64% 0.31% 6.07%
Institutional Service Class Shares
4/30/2022 (Unaudited) 9.33 0.10 (1.27) (1.17) (0.27) — (0.27) 7.89 (12.85)% 16,734 0.53% 2.42% 0.55% 5.37%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
10/31/2019 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) 7.89 10.78% 7,532 0.49% 2.96% 0.49% 3.75%
10/31/2018 8.76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) 7.61 (7.40)% 6,111 0.47% 2.61% 0.47% 9.38%
10/31/2017(h) 7.26 0.14 1.58 1.72 (0.20) (0.02) (0.22) 8.76 23.97% 1,275 0.40% 1.80% 0.40% 6.07%

Index Funds - April 30, 2022 (Unaudited) - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

116 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 20.33 $ 0.07 $ (1.94) $ (1.87) $ (0.07) $ (2.18) $ (2.25) $ 16.21 (10.19)% $ 243,135 0.69% 0.81% 0.70% 7.18%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
10/31/2019 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) 15.21 8.25% 273,121 0.67% 1.00% 0.68% 16.22%(g)
10/31/2018 19.31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) 17.09 0.38% 289,155 0.67% 0.95% 0.68% 21.84%
10/31/2017 17.24 0.17 3.55 3.72 (0.15) (1.50) (1.65) 19.31 22.61% 350,705 0.68% 0.91% 0.69% 17.86%
Class C Shares
4/30/2022 (Unaudited) 18.12 0.01 (1.71) (1.70) (0.04) (2.18) (2.22) 14.20 (10.50)% 8,365 1.37% 0.13% 1.38% 7.18%
10/31/2021 12.69 — 5.88 5.88 (0.04) (0.41) (0.45) 18.12 47.06% 10,717 1.34% (0.02)% 1.35% 15.98%
10/31/2020 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) 12.69 (2.65)% 9,267 1.36% 0.21% 1.37% 18.95%
10/31/2019 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) 13.73 7.55% 15,301 1.36% 0.33% 1.37% 16.22%(g)
10/31/2018 17.99 0.04 0.01 0.05 (0.11) (2.19) (2.30) 15.74 (0.28)% 19,195 1.35% 0.26% 1.36% 21.84%
10/31/2017 16.21 — 3.38 3.38 (0.10) (1.50) (1.60) 17.99 21.79% 21,434 1.36% 0.22% 1.37% 17.86%
Class R Shares
4/30/2022 (Unaudited) 19.94 0.05 (1.90) (1.85) (0.06) (2.18) (2.24) 15.85 (10.30)% 17,213 0.96% 0.54% 0.97% 7.18%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
10/31/2019 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) 14.95 7.96% 20,786 0.99% 0.69% 1.00% 16.22%(g)
10/31/2018 19.09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) 16.85 0.03% 24,649 0.97% 0.64% 0.98% 21.84%
10/31/2017 17.07 0.11 3.53 3.64 (0.12) (1.50) (1.62) 19.09 22.31% 25,705 0.96% 0.62% 0.97% 17.86%
Class R6 Shares(h)
4/30/2022 (Unaudited) 20.79 0.11 (1.98) (1.87) (0.11) (2.18) (2.29) 16.63 (9.99)% 431,598 0.26% 1.23% 0.27% 7.18%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
10/31/2019 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) 15.53 8.74% 511,165 0.27% 1.41% 0.28% 16.22%(g)
10/31/2018 19.60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) 17.38 0.78% 885,017 0.26% 1.36% 0.27% 21.84%
10/31/2017 17.47 0.25 3.61 3.86 (0.23) (1.50) (1.73) 19.60 23.15% 857,986 0.26% 1.34% 0.27% 17.86%
Institutional Service Class Shares
4/30/2022 (Unaudited) 20.79 0.09 (1.98) (1.89) (0.09) (2.18) (2.27) 16.63 (10.09)%(i) 16,488 0.48% 1.02% 0.49% 7.18%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
10/31/2019 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) 15.52 8.48% 16,190 0.48% 1.19% 0.49% 16.22%(g)
10/31/2018 19.59 0.20 — 0.20 (0.23) (2.19) (2.42) 17.37 0.58% 22,233 0.48% 1.10% 0.49% 21.84%
10/31/2017(j) 19.23 0.22 1.86 2.08 (0.22) (1.50) (1.72) 19.59 11.76% 2,081 0.41% 1.31% 0.43% 17.86%

Index Funds - April 30, 2022 (Unaudited) - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

118 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 139.18 $ 0.33 $ (19.25) $ (18.92) $ (0.25) $ (11.28) $ (11.53) $ 108.73 (14.94)% $ 317,941 0.64% 0.52% 0.64% 1.51%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
10/31/2019 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) 93.06 17.34% 339,453 0.71% 0.82% 0.71% 19.57%
10/31/2018 78.46 0.48 5.83 6.31 (0.40) (2.65) (3.05) 81.72 8.22% 304,905 0.74% 0.57% 0.74% 17.24%
10/31/2017 58.73 0.42 19.83 20.25 (0.52) — (0.52) 78.46 34.68% 297,898 0.79% 0.62% 0.79% 24.29%
Class C Shares
4/30/2022 (Unaudited) 121.01 (0.11) (16.47) (16.58) — (11.28) (11.28) 93.15 (15.25)%(f) 57,841 1.37% (0.21)% 1.37% 1.51%
10/31/2021 91.70 (0.43) 35.05 34.62 (0.10) (5.21) (5.31) 121.01 38.93% 74,423 1.36% (0.39)% 1.36% 5.39%
10/31/2020 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) 91.70 13.42% 62,331 1.42% (0.07)% 1.42% 4.82%
10/31/2019 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) 82.29 16.46% 64,137 1.46% 0.07% 1.46% 19.57%
10/31/2018 70.31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) 72.68 7.44% 59,925 1.46% (0.16)% 1.46% 17.24%
10/31/2017 52.82 (0.07) 17.80 17.73 (0.24) — (0.24) 70.31 33.70% 45,734 1.52% (0.12)% 1.52% 24.29%
Class R6 Shares(g)
4/30/2022 (Unaudited) 140.71 0.53 (19.47) (18.94) (0.55) (11.28) (11.83) 109.94 (14.80)% 26,757 0.30% 0.84% 0.30% 1.51%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
10/31/2019 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) 94.03 17.74% 19,103 0.37% 1.15% 0.37% 19.57%
10/31/2018 79.18 0.77 5.88 6.65 (0.64) (2.65) (3.29) 82.54 8.59% 15,336 0.39% 0.90% 0.39% 17.24%
10/31/2017 59.25 0.65 20.03 20.68 (0.75) — (0.75) 79.18 35.17% 7,870 0.43% 0.93% 0.43% 24.29%
Institutional Service Class Shares
4/30/2022 (Unaudited) 140.75 0.47 (19.49) (19.02) (0.44) (11.28) (11.72) 110.01 (14.85)% 221,106 0.42% 0.74% 0.42% 1.51%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
10/31/2019 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) 94.04 17.60% 255,111 0.49% 1.02% 0.49% 19.57%
10/31/2018 79.20 0.67 5.89 6.56 (0.55) (2.65) (3.20) 82.56 8.47% 188,241 0.50% 0.79% 0.50% 17.24%
10/31/2017 59.26 0.57 20.03 20.60 (0.66) — (0.66) 79.20 35.01% 114,920 0.56% 0.82% 0.56% 24.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

120 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2022 (Unaudited) $ 22.85 $ 0.09 $ (2.24) $ (2.15) $ (0.09) $ (0.94) $ (1.03) $ 19.67 (9.90)% $ 127,525 0.58% 0.85% 0.58% 1.77%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
10/31/2019 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) 15.78 13.64% 131,343 0.64% 1.75% 0.64% 4.25%(g)
10/31/2018 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) 16.28 6.67% 132,086 0.59% 1.33% 0.59% 9.63%
10/31/2017 14.22 0.22 2.88 3.10 (0.22) (0.81) (1.03) 16.29 22.90% 122,699 0.59% 1.45% 0.59% 12.07%
Class C Shares
4/30/2022 (Unaudited) 22.17 0.02 (2.17) (2.15) (0.04) (0.94) (0.98) 19.04 (10.19)% 48,240 1.23% 0.20% 1.23% 1.77%
10/31/2021 15.76 0.04 6.44 6.48 (0.07) — (0.07) 22.17 41.23% 57,226 1.25% 0.22% 1.25% 5.58%
10/31/2020 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) 15.76 8.36% 46,181 1.27% 0.65% 1.27% 2.79%
10/31/2019 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) 15.36 12.85% 51,803 1.27% 1.14% 1.27% 4.25%(g)
10/31/2018 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) 15.92 6.04% 46,120 1.24% 0.68% 1.24% 9.63%
10/31/2017 13.95 0.12 2.83 2.95 (0.14) (0.81) (0.95) 15.95 22.11% 39,460 1.24% 0.80% 1.24% 12.07%
Class R Shares
4/30/2022 (Unaudited) 22.72 0.05 (2.23) (2.18) (0.05) (0.94) (0.99) 19.55 (10.04)% 129,404 0.94% 0.48% 0.94% 1.77%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
10/31/2019 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) 15.71 13.40% 92,128 0.84% 1.59% 0.84% 4.25%(g)
10/31/2018 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) 16.23 6.53% 71,548 0.76% 1.16% 0.76% 9.63%
10/31/2017 14.20 0.16 2.90 3.06 (0.21) (0.81) (1.02) 16.24 22.58% 53,224 0.88% 1.07% 0.88% 12.07%
Class R6 Shares(h)
4/30/2022 (Unaudited) 23.10 0.14 (2.27) (2.13) (0.13) (0.94) (1.07) 19.90 (9.70)% 231,161 0.19% 1.24% 0.19% 1.77%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
10/31/2019 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) 15.94 14.09% 168,300 0.19% 2.29% 0.19% 4.25%(g)
10/31/2018 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) 16.43 7.19% 2,047,162 0.17% 1.76% 0.17% 9.63%
10/31/2017 14.33 0.28 2.91 3.19 (0.29) (0.81) (1.10) 16.42 23.36% 2,034,151 0.17% 1.85% 0.17% 12.07%
Institutional Service Class Shares
4/30/2022 (Unaudited) 23.03 0.11 (2.27) (2.16) (0.10) (0.94) (1.04) 19.83 (9.85)% 400,596 0.44% 0.99% 0.44% 1.77%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
10/31/2019 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) 15.89 13.84% 372,474 0.45% 1.96% 0.45% 4.25%(g)
10/31/2018 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) 16.38 6.88% 329,181 0.42% 1.51% 0.42% 9.63%
10/31/2017 14.29 0.25 2.90 3.15 (0.25) (0.81) (1.06) 16.38 23.12% 327,010 0.42% 1.62% 0.42% 12.07%
Service Class Shares
4/30/2022 (Unaudited) 22.88 0.09 (2.25) (2.16) (0.08) (0.94) (1.02) 19.70 (9.89)% 241,727 0.59% 0.84% 0.59% 1.77%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
10/31/2019 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) 15.80 13.68% 254,151 0.60% 1.79% 0.60% 4.25%(g)
10/31/2018 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) 16.30 6.75% 271,668 0.57% 1.37% 0.57% 9.63%
10/31/2017 14.23 0.22 2.89 3.11 (0.23) (0.81) (1.04) 16.30 22.89% 309,107 0.57% 1.47% 0.57% 12.07%

Index Funds - April 30, 2022 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

122 - Financial Highlights - April 30, 2022 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2022 (Unaudited) $ 13.51 $ 0.05 $ (2.44) $ (2.39) $ (0.05) $ (0.79) $ (0.84) $ 10.28 (18.64)% $ 140,806 0.68% 0.83% 0.75% 4.88%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
10/31/2019 13.58 0.08 (0.03)(g) 0.05 (0.11) (3.76) (3.87) 9.76 4.35% 153,310 0.70% 0.82% 0.75% 17.17%(h)
10/31/2018 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) 13.58 1.30% 217,457 0.70% 0.72% 0.72% 26.86%
10/31/2017 13.30 0.11 3.39 3.50 (0.13) (0.88) (1.01) 15.79 27.12% 157,041 0.66% 0.75% 0.69% 14.65%
Class C Shares
4/30/2022 (Unaudited) 12.26 0.01 (2.20) (2.19) (0.03) (0.79) (0.82) 9.25 (18.90)% 3,536 1.38% 0.13% 1.45% 4.88%
10/31/2021 8.27 (0.04) 4.06 4.02 (0.03) — (0.03) 12.26 48.61% 4,550 1.40% (0.34)% 1.44% 19.96%
10/31/2020 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) 8.27 (1.05)% 3,685 1.40% 0.04% 1.44% 15.29%
10/31/2019 12.86 0.01 (0.06)(g) (0.05) (0.06) (3.76) (3.82) 8.99 3.60% 5,532 1.37% 0.15% 1.42% 17.17%(h)
10/31/2018 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) 12.86 0.68% 7,242 1.38% 0.06% 1.41% 26.86%
10/31/2017 12.80 0.01 3.25 3.26 (0.08) (0.88) (0.96) 15.10 26.23% 9,694 1.36% 0.04% 1.39% 14.65%
Class R Shares
4/30/2022 (Unaudited) 13.20 0.03 (2.38) (2.35) (0.04) (0.79) (0.83) 10.02 (18.77)% 22,773 0.99% 0.51% 1.06% 4.88%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
10/31/2019 13.42 0.05 (0.03)(g) 0.02 (0.09) (3.76) (3.85) 9.59 4.11% 14,664 1.01% 0.50% 1.05% 17.17%(h)
10/31/2018 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) 13.42 0.99% 11,587 1.00% 0.42% 1.03% 26.86%
10/31/2017 13.19 0.08 3.37 3.45 (0.12) (0.88) (1.00) 15.64 26.93% 7,459 0.86% 0.52% 0.89% 14.65%
Class R6 Shares(i)
4/30/2022 (Unaudited) 13.97 0.08 (2.53) (2.45) (0.06) (0.79) (0.85) 10.67 (18.43)% 56,707 0.26% 1.25% 0.33% 4.88%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
10/31/2019 13.87 0.13 (0.04)(g) 0.09 (0.15) (3.76) (3.91) 10.05 4.76% 69,935 0.28% 1.26% 0.33% 17.17%(h)
10/31/2018 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) 13.87 1.79% 188,961 0.28% 1.19% 0.30% 26.86%
10/31/2017 13.51 0.18 3.44 3.62 (0.19) (0.88) (1.07) 16.06 27.63% 409,907 0.26% 1.18% 0.29% 14.65%
Institutional Service Class Shares
4/30/2022 (Unaudited) 13.95 0.07 (2.52) (2.45) (0.06) (0.79) (0.85) 10.65 (18.50)% 9,933 0.41% 1.09% 0.48% 4.88%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
10/31/2019 13.85 0.10 (0.03)(g) 0.07 (0.12) (3.76) (3.88) 10.04 4.53% 5,679 0.53% 0.99% 0.58% 17.17%(h)
10/31/2018 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) 13.85 1.49% 7,034 0.50% 0.86% 0.53% 26.86%
10/31/2017(j) 15.36 0.14 1.61 1.75 (0.17) (0.88) (1.05) 16.06 12.15% 314 0.45% 1.00% 0.49% 14.65%

Index Funds - April 30, 2022 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

124 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2022, the
Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 125
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

126 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2022. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 895,134 $ – $ 895,134
Commercial Mortgage-Backed Securities – 5,601,894 – 5,601,894
Corporate Bonds – 65,519,176 – 65,519,176
Foreign Government Securities – 4,777,279 – 4,777,279
Mortgage-Backed Securities – 73,511,826 – 73,511,826
Municipal Bonds – 2,338,846 – 2,338,846
Repurchase Agreement – 1,178,889 – 1,178,889
Supranational – 3,991,282 – 3,991,282
U.S. Government Agency Securities – 4,159,431 – 4,159,431
U.S. Treasury Obligations – 104,899,816 – 104,899,816
Total $ – $ 266,873,573 $ – $ 266,873,573
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 12,938,315 $ – $ 12,938,315
Air Freight & Logistics – 6,401,983 – 6,401,983
Airlines – 1,396,694 – 1,396,694
Auto Components – 7,426,422 – 7,426,422
Automobiles – 34,203,604 – 34,203,604
Banks – 95,736,474 – 95,736,474
Beverages 773,176 23,018,888 – 23,792,064
Biotechnology – 9,622,331 – 9,622,331
Building Products – 12,039,012 – 12,039,012
Capital Markets 132,503 29,486,981 – 29,619,484
Chemicals – 37,074,855 – 37,074,855
Commercial Services & Supplies – 3,833,161 – 3,833,161
Communications Equipment – 3,712,364 – 3,712,364
Construction & Engineering – 8,045,533 – 8,045,533
Construction Materials – 5,726,431 – 5,726,431
Containers & Packaging – 731,280 – 731,280
Diversified Consumer Services – 293,899 – 293,899
Diversified Financial Services 328,861 8,620,187 – 8,949,048
Diversified Telecommunication Services – 21,713,084 – 21,713,084
Electric Utilities – 21,129,146 – 21,129,146
Electrical Equipment – 18,174,133 – 18,174,133
Electronic Equipment, Instruments &
Components – 16,244,051 – 16,244,051
Energy Equipment & Services – 524,427 – 524,427
Entertainment 1,932,363 8,094,392 – 10,026,755
Equity Real Estate Investment Trusts
(REITs) – 15,348,018 – 15,348,018
Food & Staples Retailing – 15,971,325 – 15,971,325
Food Products – 39,161,709 – 39,161,709
Gas Utilities – 4,256,094 – 4,256,094
Health Care Equipment & Supplies 95,343 20,853,350 – 20,948,693
Health Care Providers & Services – 4,516,210 – 4,516,210
Health Care Technology – 1,020,668 – 1,020,668
Hotels, Restaurants & Leisure 105,643 14,647,656 – 14,753,299
Household Durables – 13,617,925 – 13,617,925

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 127
Level 1 Level 2 Level 3 Total
Assets:
Household Products $ – $ 7,803,484 $ – $ 7,803,484
Independent Power and Renewable
Electricity Producers – 934,435 – 934,435
Industrial Conglomerates 746,174 15,476,719 – 16,222,893
Insurance – 54,829,363 – 54,829,363
Interactive Media & Services – 2,864,123 – 2,864,123
Internet & Direct Marketing Retail 119,067 5,500,300 – 5,619,367
IT Services 319,724 16,039,437 – 16,359,161
Leisure Products – 2,256,767 – 2,256,767
Life Sciences Tools & Services – 5,739,510 – 5,739,510
Machinery 235,343 30,436,564 – 30,671,907
Marine – 4,685,959 – 4,685,959
Media – 5,348,397 – 5,348,397
Metals & Mining – 41,304,568 – 41,304,568
Multiline Retail – 4,149,838 – 4,149,838
Multi-Utilities – 10,541,464 – 10,541,464
Oil, Gas & Consumable Fuels – 46,652,469 – 46,652,469
Paper & Forest Products – 3,963,068 – 3,963,068
Personal Products – 19,434,726 – 19,434,726
Pharmaceuticals 726,170 104,106,378 – 104,832,548
Professional Services – 17,734,639 – 17,734,639
Real Estate Management & Development 302,991 16,209,954 – 16,512,945
Road & Rail 241,915 6,813,434 – 7,055,349
Semiconductors & Semiconductor
Equipment – 31,342,847 – 31,342,847
Software 1,413,806 14,530,196 – 15,944,002
Specialty Retail – 6,282,954 – 6,282,954
Technology Hardware, Storage &
Peripherals – 4,838,003 – 4,838,003
Textiles, Apparel & Luxury Goods – 32,739,729 – 32,739,729
Tobacco – 10,537,254 – 10,537,254
Trading Companies & Distributors 475,274 18,355,868 – 18,831,142
Transportation Infrastructure – 5,221,092 – 5,221,092
Water Utilities – 1,448,804 – 1,448,804
Wireless Telecommunication Services – 13,376,279 – 13,376,279
Total Common Stocks $ 7,948,353 $ 1,077,079,224 $ – $ 1,085,027,577
Futures Contracts# 15,903 – – 15,903
Repurchase Agreement – 28,682,903 – 28,682,903
Total Assets $ 7,964,256 $ 1,105,762,127 $ – $ 1,113,726,383
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (32,144) $ – $ – $ (32,144)
Total Liabilities $ (32,144) $ – $ – $ (32,144)
Total $ 7,932,112 $ 1,105,762,127 $ – $ 1,113,694,239
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 713,474,131 $ – $ – $ 713,474,131
Repurchase Agreement – 5,064,217 – 5,064,217
Total Assets $ 713,474,131 $ 5,064,217 $ – $ 718,538,348
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (294,632) $ – $ – $ (294,632)
Total Liabilities $ (294,632) $ – $ – $ (294,632)
Total $ 713,179,499 $ 5,064,217 $ – $ 718,243,716

128 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 625,297,995 $ – $ – $ 625,297,995
Repurchase Agreement – 2,840,290 – 2,840,290
Total Assets $ 625,297,995 $ 2,840,290 $ – $ 628,138,285
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (70,157) $ – $ – $ (70,157)
Total Liabilities $ (70,157) $ – $ – $ (70,157)
Total $ 625,227,838 $ 2,840,290 $ – $ 628,068,128
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,171,942,622 $ – $ – $ 1,171,942,622
Repurchase Agreement – 137,041 – 137,041
Total Assets $ 1,171,942,622 $ 137,041 $ – $ 1,172,079,663
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (460,306) $ – $ – $ (460,306)
Total Liabilities $ (460,306) $ – $ – $ (460,306)
Total $ 1,171,482,316 $ 137,041 $ – $ 1,171,619,357
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,762,230 $ – $ – $ 1,762,230
Air Freight & Logistics 840,212 – – 840,212
Airlines 791,371 – – 791,371
Auto Components 2,754,288 – – 2,754,288
Automobiles 443,475 – – 443,475
Banks 20,390,903 – – 20,390,903
Beverages 968,900 – – 968,900
Biotechnology 14,260,255 – – 14,260,255
Building Products 3,008,645 – – 3,008,645
Capital Markets 3,333,827 – – 3,333,827
Chemicals 4,641,558 – – 4,641,558
Commercial Services & Supplies 4,281,588 – – 4,281,588
Communications Equipment 1,653,993 – – 1,653,993
Construction & Engineering 3,795,900 – – 3,795,900
Construction Materials 339,104 – – 339,104
Consumer Finance 1,797,297 – – 1,797,297
Containers & Packaging 668,253 – – 668,253
Distributors 41,280 – – 41,280
Diversified Consumer Services 1,405,042 – – 1,405,042
Diversified Financial Services 328,809 – – 328,809
Diversified Telecommunication Services 1,302,588 – – 1,302,588
Electric Utilities 1,560,724 – – 1,560,724
Electrical Equipment 2,135,590 – – 2,135,590
Electronic Equipment, Instruments &
Components 5,473,901 – – 5,473,901
Energy Equipment & Services 2,961,045 – – 2,961,045
Entertainment 1,543,753 – – 1,543,753
Equity Real Estate Investment Trusts
(REITs) 17,078,762 – – 17,078,762
Food & Staples Retailing 2,969,420 – – 2,969,420

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 129
Level 1 Level 2 Level 3 Total
Assets:
Food Products $ 2,629,057 $ – $ – $ 2,629,057
Gas Utilities 2,799,231 – – 2,799,231
Health Care Equipment & Supplies 7,652,444 – – 7,652,444
Health Care Providers & Services 6,814,708 – – 6,814,708
Health Care Technology 2,244,995 – – 2,244,995
Hotels, Restaurants & Leisure 5,583,445 – – 5,583,445
Household Durables 4,009,379 – – 4,009,379
Household Products 636,907 – – 636,907
Independent Power and Renewable
Electricity Producers 801,731 – – 801,731
Insurance 4,551,132 – – 4,551,132
Interactive Media & Services 1,237,260 – – 1,237,260
Internet & Direct Marketing Retail 938,203 – – 938,203
IT Services 3,564,476 – – 3,564,476
Leisure Products 1,125,693 – – 1,125,693
Life Sciences Tools & Services 1,198,614 – – 1,198,614
Machinery 8,170,036 – – 8,170,036
Marine 546,079 – – 546,079
Media 2,289,477 – – 2,289,477
Metals & Mining 3,515,853 – – 3,515,853
Mortgage Real Estate Investment Trusts
(REITs) 3,006,314 – – 3,006,314
Multiline Retail 1,034,029 – – 1,034,029
Multi-Utilities 1,079,323 – – 1,079,323
Oil, Gas & Consumable Fuels 13,626,070 – – 13,626,070
Paper & Forest Products 226,553 – – 226,553
Personal Products 1,392,707 – – 1,392,707
Pharmaceuticals 3,416,108 – – 3,416,108
Professional Services 4,478,531 – – 4,478,531
Real Estate Management & Development 1,475,733 – – 1,475,733
Road & Rail 2,240,993 – – 2,240,993
Semiconductors & Semiconductor
Equipment 7,072,193 – – 7,072,193
Software 12,760,129 – – 12,760,129
Specialty Retail 5,476,973 – – 5,476,973
Technology Hardware, Storage &
Peripherals 543,967 – – 543,967
Textiles, Apparel & Luxury Goods 1,470,422 – – 1,470,422
Thrifts & Mortgage Finance 3,465,770 – – 3,465,770
Tobacco 378,066 – – 378,066
Trading Companies & Distributors 4,110,744 – – 4,110,744
Water Utilities 951,048 – – 951,048
Wireless Telecommunication Services 413,796 – – 413,796
Total Common Stocks $ 231,460,902 $ – $ – $ 231,460,902
Repurchase Agreement – 8,963,012 – 8,963,012
Rights   – 97 – 97
Total Assets $ 231,460,902 $ 8,963,109 $ – $ 240,424,011
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (214,508) $ – $ – $ (214,508)
Total Liabilities $ (214,508) $ – $ – $ (214,508)
Total $ 231,246,394 $ 8,963,109 $ – $ 240,209,503
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2022, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

130 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2022, the Funds did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
As of April 30, 2022, Small Cap Index held two rights investments and one common stock investment that were categorized as
Level 3 investments which were each valued at $0.

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 131
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2022:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 15,903
Total $ 15,903
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (32,144)
Total $ (32,144)
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (294,632)
Total $ (294,632)
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (70,157)
Total $ (70,157)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (460,306)
Total $ (460,306)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (214,508)
Total $ (214,508)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

132 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2022:
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 55,845
Total $ 55,845
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 32,504
Total $ 32,504
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 10,121
Total $ 10,121
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (282,919)
Total $ (282,919)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (446,107)
Total $ (446,107)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (106,878)
Total $ (106,878)
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (472,379)
Total $ (472,379)
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (137,366)
Total $ (137,366)

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 133
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of April 30, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (718,139)
Total $ (718,139)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (225,296)
Total $ (225,296)
International Index
Futures Contracts:
Average Notional Balance Long $ 9,002,496
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 5,437,310
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 2,942,922
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 10,850,745
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,409,209

134 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lend their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
The Funds receive payments from the securities lending agent equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The
Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the securities lending agent. Income is reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the securities lending agent to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
For the period from November 1, 2021 through February 18. 2022, Brown Brothers Harriman & Co. (“BBH”) served as securities lending agent for the securities lending program for the Funds. BBH received a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Effective February 19, 2022, JPMorgan serves as securities lending agent for the securities lending program for the Funds. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned.
Cash collateral received is generally invested in joint repurchase agreements and/or government money market funds as shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by the securities lending agent or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.
For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 1,178,889
International Index 28,682,903
Mid Cap Market Index 5,064,217
NYSE Arca Tech 100 Index 2,840,290
S&P 500 Index 137,041
Small Cap Index 8,963,012

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 135
The Securities Lending Agency Agreement between the Trust and the securities lending agent provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and the securities lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the securities lending agent to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, the securities lending agent is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the six months ended April 30, 2022, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of April 30, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2022, the joint repos on a gross basis were as follows:
CF Secured, LLC, 0.27%, dated 4/29/2022, due 5/2/2022, repurchase price $192,802,554 collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/30/2022 - 11/15/2051; total market value $196,658,605.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index CF Secured, LLC $ 1,178,889 $ – $ 1,178,889 $ (1,178,889) $ –
Total $ 1,178,889 $ – $ 1,178,889 $ (1,178,889) $ –

136 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index CF Secured, LLC $ 28,682,903 $ – $ 28,682,903 $ (28,682,903) $ –
Total $ 28,682,903 $ – $ 28,682,903 $ (28,682,903) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Market
Index CF Secured, LLC $ 5,064,217 $ – $ 5,064,217 $ (5,064,217) $ –
Total $ 5,064,217 $ – $ 5,064,217 $ (5,064,217) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
NYSE Arca Tech
100 Index CF Secured, LLC $ 2,840,290 $ – $ 2,840,290 $ (2,840,290) $ –
Total $ 2,840,290 $ – $ 2,840,290 $ (2,840,290) $ –

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 137
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index CF Secured, LLC $ 137,041 $ – $ 137,041 $ (137,041) $ –
Total $ 137,041 $ – $ 137,041 $ (137,041) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index CF Secured, LLC $ 8,963,012 $ – $ 8,963,012 $ (8,963,012) $ –
Total $ 8,963,012 $ – $ 8,963,012 $ (8,963,012) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* As of April 30, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

138 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 139
As of April 30, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2023.
Prior to February 28, 2022, the Trust and NFA had entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table.
During the six months ended April 30, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02%
Fund
Advisory Fee Waiver
(annual rate)
Bond Index 0.02%
Fund Amount
Bond Index $ 17,988
Mid Cap Market Index 40,023
Small Cap Index 26,664

140 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
For the six months ended April 30, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2023.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.19% 0.18% 0.13%
International Index 0.25 N/A 0.23
Mid Cap Market Index 0.20 0.19 0.19
NYSE Arca Tech 100 Index 0.21 N/A 0.21
S&P 500 Index 0.13 N/A 0.13
Small Cap Index 0.19 0.17 0.12
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index(a) All Classes 0.22%
International Index(b) All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
(a) The rate is effective on January 1, 2022. Prior to the effective date, Fund Operating Expenses was limited to 0.29%.
(b) The rate is effective on January 1, 2022. Prior to the effective date, Fund Operating Expenses was limited to 0.34%.
Fund
Fiscal Year 2019
Amount
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Six Months Ended
April 30, 2022
Amount Total
Bond Index $ — $ — $ — $ 92,140 $ 92,140
International Index — — — 124,412 124,412
Mid Cap Market Index — — — — —
NYSE Arca Tech 100 Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 30,127 38,646 54,788 67,992 191,553
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 141
As of April 30, 2022, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the six months ended April 30, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2022, NFM earned an aggregate of $841,693 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2022, the Funds’ aggregate portion of such costs amounted to $8,044.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to 5.75%, and
Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

142 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
ended April 30, 2022, the Funds imposed aggregate front-end sales charges of $96,855. From these fees, NFD retained a portion amounting to $13,473.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 18 months of purchase. Applicable Class
A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P
500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2022, the Funds imposed aggregate CDSCs of $151. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2022, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2022, each Fund’s total administrative services fees were as follows:
As of April 30, 2022, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2022 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.05%  N/A 0.25%  N/A
International Index 0.15 0.20 0.25% 0.23  N/A
Mid Cap Market Index 0.17 0.10 0.19 0.21  N/A
NYSE Arca Tech 100 Index 0.09 0.07  N/A 0.12  N/A
S&P 500 Index 0.14 0.04 0.25 0.25 0.25%
Small Cap Index 0.17 0.12 0.23 0.15  N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 237,853
International Index 298,893
Mid Cap Market Index 271,160
NYSE Arca Tech 100 Index 343,810
S&P 500 Index 1,163,787
Small Cap Index 176,670
Fund
% of Shares
Outstanding
Owned
Bond Index 71.64%
International Index 86.26
Mid Cap Market Index 72.81
NYSE Arca Tech 100 Index 0.73
S&P 500 Index 39.43
Small Cap Index 52.96

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 143
Pursuant to these procedures, for the six months ended April 30, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7, 2022.
During the six months ended April 30, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2022, none of the Funds engaged in interfund lending.
Investment Transactions
For the six months ended April 30, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 787,689 $ 25,215 $ 6,726
S&P 500 Index 465,708 197,528 34,951
Small Cap Index – 26,991 (2,899)
Fund Purchases
*
Sales
*
Bond Index $ 148,046,264 $ 391,947,753
International Index 66,290,129 99,580,170
Mid Cap Market Index 56,997,283 106,009,501
NYSE Arca Tech 100 Index 11,063,022 57,218,961
S&P 500 Index 22,666,466 30,600,285
Small Cap Index 12,893,918 13,223,221
* Includes purchases and sales of long-term U.S. Government securities, if any.

144 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
For the six months ended April 30, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Fund Purchases Sales
Bond Index $ 21,403,165 $ 111,715,089

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 145
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Other
Prior to February 18, 2022, the Trust may have invested through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government
Portfolio, Institutional Class were neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government
Portfolio, Institutional Class may have declined in value, causing losses to the Trust.

146 - Notes to Financial Statements - April 30, 2022 (Unaudited) - Index Funds
Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act and further amended other rules and related forms that govern the use of derivatives and certain other transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule
18f-4 became effective February 19, 2021, and has a compliance date of August 19, 2022. Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under the 1940 Act that provides the requirements for determining the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a consistent framework and standard of baseline practices for fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management is currently evaluating the implications of the new rule and the impact on the Funds’
financial statement disclosures and reporting requirements.
Other
As of April 30, 2022, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 75.38% 3(a)
International Index 52.14 4(a)
Mid Cap Market Index 40.42 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 45.15 3(a)
Small Cap Index 49.22 3(a)
Amounts designated as "—" are zero or have been rounded to zero.
(a) All or a portion of the accounts are the accounts of affiliated funds.

Index Funds - April 30, 2022 (Unaudited) - Notes to Financial Statements - 147
Federal Tax Information
As of April 30, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global, national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans (within the
United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments.
The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 286,015,106 $ 1,298,964 $ (20,440,497) $ (19,141,533)
International Index 900,932,611 288,295,731 (75,534,103) 212,761,628
Mid Cap Market Index 526,949,206 228,650,773 (37,356,263) 191,294,510
NYSE Arca Tech 100 Index 195,377,070 443,021,194 (10,330,136) 432,691,058
S&P 500 Index 677,590,636 531,640,814 (37,612,093) 494,028,721
Small Cap Index 220,045,555 68,263,814 (48,099,866) 20,163,948

148 - Supplemental Information - April 30, 2022 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually,
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the
Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. As a result of the current and potential effects of the COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order suspending the in-person voting requirements of the Investment Company Act of 1940, as amended for approval of investment advisory agreements, subject to certain conditions. The Trustees relied on this order in connection with their 2021 meeting to approve the Advisory Agreements.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2021 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2021) compared with performance universes created by Broadridge of similar or peer group funds, and (b)
expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent
Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the
Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations in light of the arm’s-length nature of the relationship between the Adviser and those Sub-Advisers.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the respective firm based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

Index Funds - April 30, 2022 (Unaudited) - Supplemental Information - 149
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2021 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted supplemental information requests to the Adviser following each meeting.  At the Trustees’ regular quarterly meeting in December 2021, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes;
the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issues by it and held by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
With respect to Nationwide Small Cap Index Fund, Nationwide NYSE Arca Tech 100 Index Fund, and Nationwide S&P 500 Index
Fund, the Trustees considered that the actual management fee rate and total expense ratio (including 12b-1/non-12b-1 fees)
for each of the Funds were below the medians of the Fund’s peer group or were within the third quintile of the peer group.  With respect to the Nationwide Mid Cap Market Index Fund, the Trustees considered that, although the Fund’s peer expense group was too small to allow for quintile comparisons, the Fund’s actual management fees and total expense ratio were above the Fund’s peer group median, but within what the Trustees considered a reasonable range of median.
The Trustees considered that each of those Funds other than Nationwide NYSE Arca Tech 100 Index Fund had experienced three-
year performance for the period ended June 30, 2021 above its peer group median, or in the case of the Nationwide S&P 500
Index Fund, within the third quintile. The Trustees noted that the Nationwide NYSE Arca Tech 100 Index Fund had experienced three-year performance in the fifth quintile compared to its peer funds. The Trustees considered the Adviser’s statement that, although that Fund had experienced fifth-quintile performance, its actual return was within a reasonable range of the performance of the Fund’s benchmark index after expenses.

150 - Supplemental Information - April 30, 2022 (Unaudited) - Index Funds
With respect to both the Nationwide Bond Index Fund and the Nationwide International Index Fund, the Trustees considered that the Fund’s actual management fees and total expense ratios (including 12b-1/non-12b-1 fees) were significantly above the medians of the Funds’ peers.  In this regard, the Trustees considered that the Adviser had agreed that it would increase the Funds’
expense limitations which would have, according to the Adviser, the effect of reducing the Bond Index Fund’s total net expense ratio by four basis points and the Nationwide International Index Fund’s total net expense ratio by two basis points.  The Trustees considered that the Nationwide International Index Fund had achieved investment performance for the three-year period ended
June 30, 2021 equal to the median of its peers.  With respect to the Nationwide Bond Index Fund, the Trustees considered the
Adviser’s statement that, although the Fund had achieved investment performance in the fifth quintile compared to its peers, its performance was within a reasonable range of the performance of the Fund’s benchmark index after expenses.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2021.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 14, 2022, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Index Funds - April 30, 2022 (Unaudited) - Management Information - 151
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

152 - Management Information - April 30, 2022 (Unaudited) - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 130
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 130
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 130
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 130
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - April 30, 2022 (Unaudited) - Management Information - 153
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

154 - Market Index Definitions - April 30, 2022 (Unaudited) - Index Funds
Bloomberg Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 155
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2022 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2022. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2022).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

156 - Market Index Definitions - April 30, 2022 (Unaudited) - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2022, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Index Funds - April 30, 2022 (Unaudited) - Market Index Definitions - 157
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2022 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

158 - Market Index Definitions - April 30, 2022 (Unaudited) - Index Funds
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC.

160 - Glossary - April 30, 2022 (Unaudited) - Index Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Index Funds - April 30, 2022 (Unaudited) - Glossary - 161
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

162 - Glossary - April 30, 2022 (Unaudited) - Index Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6-22)
Call 800-848-0920 to request a summary prospectus , statutory prospec tus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
T he Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of
Nationwi d e Mutual Insurance Company. © 2022

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 15, 2022, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ___/s/ Lee T. Cummings_____________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ___/s/ Michael S. Spangler______________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      June 21, 2022

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                     ___/s/ Lee T. Cummings______________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      June 21, 2022

*
Print the name and title of each signing officer under his or her signature.